                                          File Numbers: 333-136242 and 811-04294

                      SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C.  20549

                                  FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    X
                                                                     ---



                       Post-Effective Amendment Number    25
                                                          ---



                        Registration Statement

                                   and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X
                                                                         ---



                        Post-Effective Amendment Number   272
                                                          ---



                      VARIABLE ANNUITY ACCOUNT
            (formerly Minnesota Mutual Variable Annuity Account)
                         (Exact Name of Registrant)

                      Minnesota Life Insurance Company
                             (Name of Depositor)

          400 Robert Street North, St. Paul, Minnesota 55101-2098 (Address of Depositor's Principal Executive Offices) (Zip Code)

                               (651) 665-3500
             (Depositor's Telephone Number, Including Area Code)

                            Gary R. Christensen, Esq.

                   Senior Vice President, Secretary and General Counsel

                      Minnesota Life Insurance Company
                           400 Robert Street North
                       St. Paul, Minnesota 55101-2098
                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

     [ ]  immediately upon filing pursuant to paragraph (b)



     [X]  on June 27, 2016 pursuant to paragraph (b) of Rule 485



     [ ]  60 days after filing pursuant to paragraph (a)(i)


     [ ]  on (date) pursuant to paragraph (a)(i)


     [ ]  75 days after filing pursuant to paragraph (a)(ii)

     [ ]  on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED
     Variable Annuity Contracts

                            Variable Annuity Account

                   Cross Reference Sheet to Other Information

Form N-4

Item Number   Caption in Other Information
-----------   ------------------------------------------------------------------
24.           Financial Statements and Exhibits
25.           Directors and Officers of the Depositor
26.           Persons Controlled by or Under Common Control with the Depositor or Registrant
27.           Number of Contract Owners
28.           Indemnification
29.           Principal Underwriters
30.           Location of Accounts and Records
31.           Management Services
32.           Undertakings

SUPPLEMENT DATED JUNE 27, 2016 TO THE FOLLOWING PROSPECTUSES AND BOOKLETS DATED APRIL 29, 2016:

    .  VARIABLE ADJUSTABLE LIFE
    .  VARIABLE ADJUSTABLE LIFE-SD
    .  VARIABLE ADJUSTABLE LIFE HORIZON
    .  VARIABLE ADJUSTABLE LIFE SUMMIT
    .  VARIABLE ADJUSTABLE LIFE SURVIVOR
    .  MULTIOPTION(R) ADVISOR VARIABLE ANNUITY
    .  MULTIOPTION(R) LEGEND VARIABLE ANNUITY
    .  MULTIOPTION(R) EXTRA VARIABLE ANNUITY
    .  MULTIOPTION(R) GUIDE VARIABLE ANNUITY
    .  MULTIOPTION(R) ACHIEVER VARIABLE ANNUITY
    .  MULTIOPTION(R) CLASSIC VARIABLE ANNUITY

Effective on or about July 15, 2016, (i) Putnam VT Voyager Fund -- Class IB Shares ("VT Voyager Fund") is merging into Putnam VT Growth Opportunities Fund -- Class IB Shares ("VT Growth Opportunities Fund"), and (ii) the surviving fund, VT Growth Opportunities Fund, will be added as an investment option to those products (the "Products" or "Product") listed above.

After the merger, the VT Voyager Fund will no longer be an investment option for the Products and the Sub-Account offered under your Product that was investing in the VT Voyager Fund will invest in the VT Growth Opportunities Fund. All references in the Product prospectuses to VT Voyager Fund will be replaced with VT Growth Opportunities Fund, including the addition of the following:



     ----------------------------------------------------------------------
           FUND NAME        INVESTMENT ADVISER     INVESTMENT OBJECTIVE
     ----------------------------------------------------------------------
     Putnam VT Growth       Putnam Investment   Seeks capital appreciation
     Opportunities Fund --  Management, LLC
     Class IB Shares
     ----------------------------------------------------------------------



A copy of the Putnam VT Growth Opportunities Fund Summary Prospectus is attached for your reference. You should read the prospectus carefully and consider the investment objectives, risks, charges, and expenses associated with any underlying investment option before you invest.

If you need additional information, please contact your registered representative.

Please retain this supplement for future reference.
--------------------------------------------------------------------------------
F86248 6-2016

MULTIOPTION LEGEND
VARIABLE ANNUITY CONTRACT
MINNESOTA LIFE INSURANCE COMPANY

[LOGO] MINNESOTA LIFE

400 ROBERT STREET NORTH . ST. PAUL, MINNESOTA 55101-2098 . TELEPHONE:
1-800-362-3141 . HTTP://WWW.SECURIAN.COM

This Prospectus sets forth the information that a prospective investor should know before investing. It describes an individual, flexible payment, variable annuity contract ("the contract") offered by the Minnesota Life Insurance Company. The Multioption Legend Contract is no longer available to new sales. This contract is designed for long term investors. It may be used in connection with all types of personal retirement plans or independent of a retirement plan.

This contract is NOT:
  .  a bank deposit or obligation
  .  federally insured
  .  endorsed by any bank or government agency

You may invest your contract values in our Variable Annuity Account or certain fixed accounts that are available.

THE VARIABLE ANNUITY ACCOUNT INVESTS IN THE FOLLOWING FUND PORTFOLIOS:
[LOGO] Advantus/(R)/ CAPITAL MANAGEMENT

SECURIAN FUNDS TRUST
..  SFT ADVANTUS BOND FUND -- CLASS 2 SHARES
..  SFT ADVANTUS DYNAMIC MANAGED VOLATILITY FUND
..  SFT ADVANTUS GOVERNMENT MONEY MARKET FUND
..  SFT ADVANTUS INDEX 400 MID-CAP FUND -- CLASS 2 SHARES
..  SFT ADVANTUS INDEX 500 FUND -- CLASS 2 SHARES
..  SFT ADVANTUS INTERNATIONAL BOND FUND -- CLASS 2 SHARES
..  SFT ADVANTUS MANAGED VOLATILITY EQUITY FUND
..  SFT ADVANTUS MORTGAGE SECURITIES FUND -- CLASS 2 SHARES
..  SFT ADVANTUS REAL ESTATE SECURITIES FUND -- CLASS 2 SHARES
..  SFT IVY/SM/ GROWTH FUND*
..  SFT IVY/SM/ SMALL CAP GROWTH FUND*
..  SFT PYRAMIS(R) CORE EQUITY FUND -- CLASS 2 SHARES
..  SFT T. ROWE PRICE VALUE FUND
..  * 'IVY' IS THE SERVICE MARK OF IVY FUNDS DISTRIBUTOR, INC., AN AFFILIATE OF
   THE WADDELL & REED INVESTMENT MANAGEMENT COMPANY, THE FUND'S SUBADVISER.

[LOGO]        AB
      ALLIANCE BERNSTEIN
         Investments

AB VARIABLE PRODUCTS SERIES FUND, INC.
..  DYNAMIC ASSET ALLOCATION PORTFOLIO -- CLASS B SHARES
..  INTERNATIONAL VALUE PORTFOLIO -- CLASS B SHARES

[LOGO] American Century
       Investments/R/

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
..  VP INCOME & GROWTH FUND -- CLASS II SHARES
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
..  VP INFLATION PROTECTION FUND -- CLASS II SHARES

[LOGO]

AMERICAN FUNDS INSURANCE SERIES(R)
..  GLOBAL BOND FUND/SM/ - CLASS 2 SHARES
..  GLOBAL GROWTH FUND/SM/ - CLASS 2 SHARES
..  GLOBAL SMALL CAPITALIZATION FUND/SM/ - CLASS 2 SHARES
..  GROWTH FUND/SM/ - CLASS 2 SHARES
..  GROWTH-INCOME FUND/SM/ - CLASS 2 SHARES
..  INTERNATIONAL FUND/SM/ - CLASS 2 SHARES
..  NEW WORLD FUND(R) - CLASS 2 SHARES
..  U.S. GOVERNMENT/AAA-RATED SECURITIES FUND/SM/ - CLASS 2 SHARES

[LOGO]

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
..  CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO -- CLASS II SHARES

[LOGO] Fidelity/(R)/
       INVESTMENTS

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS
..  EQUITY-INCOME PORTFOLIO -- SERVICE CLASS 2 SHARES
..  MID CAP PORTFOLIO -- SERVICE CLASS 2 SHARES

[LOGO](R) FRANKLIN TEMPLETON
             INVESTMENTS



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
..  FRANKLIN MUTUAL SHARES VIP FUND -- CLASS 2 SHARES
..  FRANKLIN SMALL CAP VALUE VIP FUND -- CLASS 2 SHARES
..  FRANKLIN SMALL-MID CAP GROWTH VIP FUND -- CLASS 2 SHARES
..  TEMPLETON DEVELOPING MARKETS VIP FUND -- CLASS 2 SHARES

[LOGO] Goldman Sachs Asset Management

GOLDMAN SACHS VARIABLE INSURANCE TRUST
.. GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION FUND -- SERVICE SHARES .. GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE FUND -- SERVICE SHARES

[LOGO]

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) .. INVESCO V.I. AMERICAN VALUE FUND -- SERIES II SHARES
..  INVESCO V.I. COMSTOCK FUND -- SERIES II SHARES
..  INVESCO V.I. EQUITY AND INCOME FUND -- SERIES II SHARES
..  INVESCO V.I. GROWTH AND INCOME FUND -- SERIES II SHARES
..  INVESCO V.I. SMALL CAP EQUITY FUND -- SERIES II SHARES

[LOGO] IVY FUNDS
Variable Insurance Portfolios



IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
..  IVY FUNDS VIP ASSET STRATEGY
..  IVY FUNDS VIP BALANCED
..  IVY FUNDS VIP CORE EQUITY
..  IVY FUNDS VIP GLOBAL GROWTH
..  IVY FUNDS VIP GLOBAL NATURAL RESOURCES
..  IVY FUNDS VIP HIGH INCOME
..  IVY FUNDS VIP INTERNATIONAL CORE EQUITY
..  IVY FUNDS VIP MICRO CAP GROWTH
..  IVY FUNDS VIP MID CAP GROWTH
..  IVY FUNDS VIP SCIENCE AND TECHNOLOGY
..  IVY FUNDS VIP SMALL CAP VALUE
..  IVY FUNDS VIP VALUE
.. IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE -- MANAGED VOLATILITY .. IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
..  IVY FUNDS VIP PATHFINDER MODERATELY CONSERVATIVE -- MANAGED VOLATILITY

[LOGO] JANUS

JANUS ASPEN SERIES
..  BALANCED PORTFOLIO -- SERVICE SHARES
..  FLEXIBLE BOND PORTFOLIO -- SERVICE SHARES
..  FORTY PORTFOLIO -- SERVICE SHARES
..  OVERSEAS PORTFOLIO -- SERVICE SHARES
..  PERKINS MID CAP VALUE PORTFOLIO -- SERVICE SHARES

[LOGO] MFS/(SM)/




MFS(R) VARIABLE INSURANCE TRUST
..  MFS(R) MID CAP GROWTH SERIES -- SERVICE CLASS

MFS(R) VARIABLE INSURANCE TRUST II
..  MFS(R) INTERNATIONAL VALUE PORTFOLIO -- SERVICE CLASS

[LOGO]Morgan Stanley
      Investment Management

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
..  MORGAN STANLEY UIF EMERGING MARKETS EQUITY PORTFOLIO -- CLASS II SHARES

[LOGO]

ALPS VARIABLE INVESTMENT TRUST
..  MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET ALLOCATION PORTFOLIO -- CLASS II
   SHARES*
..  MORNINGSTAR BALANCED ETF ASSET ALLOCATION PORTFOLIO -- CLASS II SHARES*
.. MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION PORTFOLIO -- CLASS II SHARES* .. MORNINGSTAR GROWTH ETF ASSET ALLOCATION PORTFOLIO -- CLASS II SHARES*
..  MORNINGSTAR INCOME AND GROWTH ETF ASSET ALLOCATION PORTFOLIO -- CLASS II
   SHARES*
..  THESE PORTFOLIOS ARE STRUCTURED AS FUND OF FUNDS THAT INVEST DIRECTLY IN
   SHARES OF UNDERLYING FUNDS. SEE THE SECTION ENTITLED "AN OVERVIEW OF CONTRACT FEATURES -- THE PORTFOLIOS" FOR ADDITIONAL INFORMATION.

[LOGO] NEUBERGER BERMAN



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
..  NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO -- S CLASS SHARES

[LOGO]
OppenheimerFunds/TM/
The Right Way to Invest

OPPENHEIMER VARIABLE ACCOUNT FUNDS
..  MAIN STREET SMALL CAP FUND(R)/VA -- SERVICE SHARES
..  OPPENHEIMER INTERNATIONAL GROWTH FUND/VA -- SERVICE SHARES

[LOGO]PIMCO

PIMCO VARIABLE INSURANCE TRUST
.. PIMCO GLOBAL DIVERSIFIED ALLOCATION PORTFOLIO -- ADVISOR CLASS SHARES .. PIMCO VIT LOW DURATION PORTFOLIO -- ADVISOR CLASS SHARES
..  PIMCO VIT TOTAL RETURN PORTFOLIO -- ADVISOR CLASS SHARES

[LOGO] Putnam Investments

PUTNAM VARIABLE TRUST
..  PUTNAM VT EQUITY INCOME FUND -- CLASS IB SHARES
..  PUTNAM VT GROWTH AND INCOME FUND -- CLASS IB SHARES
..  PUTNAM VT INTERNATIONAL EQUITY FUND -- CLASS IB SHARES
..  PUTNAM VT MULTI-CAP GROWTH FUND -- CLASS IB SHARES
..  PUTNAM VT VOYAGER FUND -- CLASS IB SHARES

[LOGO] TOPS/TM/
TOPS-THE OPTIMIZED PORTFOLIO SYSTEM/TM/

NORTHERN LIGHTS VARIABLE TRUST
..  TOPS(R) MANAGED RISK BALANCED ETF PORTFOLIO -- CLASS 2 SHARES
..  TOPS(R) MANAGED RISK FLEX ETF PORTFOLIO
..  TOPS(R) MANAGED RISK GROWTH ETF PORTFOLIO -- CLASS 2 SHARES
..  TOPS(R) MANAGED RISK MODERATE GROWTH ETF PORTFOLIO -- CLASS 2 SHARES
Your contract value and the amount of each variable annuity payment will vary in accordance with the performance of the investment portfolio(s) ("Portfolio(s)") you select for amounts allocated to the Variable Annuity Account. You bear the entire investment risk for amounts you allocate to those Portfolios.

This Prospectus includes the information you should know before purchasing a contract. You should read it and keep it for future reference. A Statement of Additional Information, with the same date, contains further contract information. It has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling:
1-800-362-3141 or by writing to us at the address shown above. The table of contents for the Statement of Additional Information may be found at the end of this Prospectus. A copy of the text of this Prospectus and the Statement of Additional Information may also be found at the SEC's web site: http://www.sec.gov, via its EDGAR database.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

THE DATE OF THIS PROSPECTUS AND OF THE STATEMENT OF ADDITIONAL INFORMATION IS:
APRIL 29, 2016.

                               TABLE OF CONTENTS

                                                               PAGE
             SPECIAL TERMS....................................   1
             HOW TO CONTACT US................................   3
             AN OVERVIEW OF CONTRACT FEATURES.................   4
             CONTRACT CHARGES AND EXPENSES....................  11
             CONDENSED FINANCIAL INFORMATION AND
              FINANCIAL STATEMENTS............................  16
             DESCRIPTION OF THE CONTRACT......................  22
               Right of Cancellation or "Free Look"...........  22
               1035 Exchanges or Replacements.................  22
               Purchase Payments..............................  22
               Automatic Purchase Plan........................  23
               Purchase Payment Allocation Options............  23
               Focused Portfolio Strategies or Models.........  23
               CustomChoice Allocation Option.................  24
               Transfers......................................  28
               Market Timing and Disruptive Trading...........  29
               Systematic Transfer Arrangements...............  30
                  Automatic Portfolio Rebalancing.............  30
                  Dollar Cost Averaging.......................  30
                  DCA Fixed Account Option....................  31
               Purchase Payments and Value of the
                Contract......................................  32
                  Crediting Accumulation Units................  32
                  Value of the Contract.......................  33
                  Accumulation Unit Value.....................  33
               Net Investment Factor for Each Valuation
                Period........................................  33
               Redemptions, Withdrawals and Surrender.........  34
               Modification and Termination of the
                Contract......................................  35
               Assignment.....................................  35
               Deferment of Payment...........................  36
               Confirmation Statements and Reports............  36
             CONTRACT CHARGES AND FEES........................  36
               Deferred Sales Charge..........................  36
                  Nursing Home or Terminal Illness
                   Waiver.....................................  38
                  Unemployment Waiver.........................  38
               Mortality and Expense Risk Charge..............  39
               Administrative Charge..........................  39
               Annual Maintenance Fee.........................  39
               Optional Contract Rider Charges................  39
               Premium Taxes..................................  43
               Transfer Charges...............................  43
               Market Value Adjustment........................  43
               Underlying Portfolio Charges...................  43
             ANNUITIZATION BENEFITS AND OPTIONS...............  43
               Annuity Payments...............................  43
               Electing the Retirement Date and Annuity
                Option........................................  44
               Annuity Options................................  44
               Calculation of Your First Annuity Payment......  46
               Amount of Subsequent Variable Annuity
                Payments......................................  46
               Value of the Annuity Unit......................  47
               Transfers after you have Annuitized your
                Contract......................................  47
             DEATH BENEFITS...................................  48
               Before Annuity Payments Begin..................  48
               Optional Death Benefits........................  49
                  Highest Anniversary Value Death Benefit
                   Option.....................................  49

                                                               PAGE
                  Premier Death Benefit Option................  51
                  Estate Enhancement Benefit (EEB)
                   Option.....................................  52
               Death Benefits After Annuity Payments
                Begin.........................................  54
               Abandoned Property Requirements................  54
             OTHER CONTRACT OPTIONS (LIVING BENEFITS).........  54
               Guaranteed Minimum Income Benefit (GMIB)
                Option........................................  55
               Encore Lifetime Income -- Single (Encore --
                Single) Option................................  63
               Encore Lifetime Income -- Joint (Encore --
                Joint) Option.................................  70
               Ovation Lifetime Income II -- Single
                (Ovation II -- Single) Option.................  78
               Ovation Lifetime Income II -- Joint
                (Ovation II -- Joint) Option..................  87
               Guaranteed Income Provider Benefit (GIPB)
                Option........................................  96
               Guaranteed Minimum Withdrawal Benefit
                (GMWB) Option.................................  99
               Guaranteed Lifetime Withdrawal Benefit
                (GLWB) Option................................. 104
               Guaranteed Lifetime Withdrawal Benefit II
                Single (GLWB II-Single) Option................ 109
               Guaranteed Lifetime Withdrawal Benefit II
                Joint (GLWB II-Joint) Option.................. 116
             GENERAL INFORMATION.............................. 123
               The Company -- Minnesota Life Insurance
                Company....................................... 123
               The Separate Account -- Variable Annuity
                Account....................................... 124
               Changes to the Separate Account -- Additions,
                Deletions or Substitutions.................... 124
               Compensation Paid for the Sale of Contracts.... 125
               Payments Made by Underlying Mutual
                Funds......................................... 127
               Fixed Account(s) and the Guaranteed Term
                Account....................................... 128
             VOTING RIGHTS.................................... 130
             FEDERAL TAX STATUS............................... 131
             PERFORMANCE DATA................................. 139
             CYBERSECURITY.................................... 139
             STATEMENT OF ADDITIONAL INFORMATION.............. 140
             APPENDIX A -- Condensed Financial
              Information and Financial Statements............ A-1
             APPENDIX B -- Illustration of Annuity Values..... B-1
               Illustration of Variable Annuity Income........ B-2
               Illustration of Market Value Adjustment........ B-3
             APPENDIX C -- Types of Qualified Plans........... C-1
             APPENDIX D -- Examples of the Guaranteed
              Minimum Withdrawal Benefit Option............... D-1
             APPENDIX E -- Examples of the Guaranteed
              Lifetime Withdrawal Benefit Option.............. E-1
             APPENDIX F -- Examples of Guaranteed
              Lifetime Withdrawal Benefit II -- Single and
              Joint Options................................... F-1
             APPENDIX G -- Examples of the Guaranteed
              Minimum Income Benefit Option................... G-1
             APPENDIX H -- Examples of the Encore Lifetime
              Income Single and Joint Options................. H-1
             APPENDIX I -- Examples of the Ovation Lifetime
              Income II Single and Joint Options.............. I-1

--------------------------------------------------------------------------------
THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION IN WHICH THE OFFERING WOULD BE UNLAWFUL. WE HAVE NOT AUTHORIZED ANY DEALER, SALESPERSON, REPRESENTATIVE OR OTHER PERSON TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS, AND, IF GIVEN OR MADE, YOU SHOULD NOT RELY ON THEM.
--------------------------------------------------------------------------------

SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: an accounting unit of measure used to calculate the value of a sub-account of the variable annuity account, of this contract before annuity payments begin.

ANNUITANT:  the person who may receive lifetime benefits under the contract.

ANNUITY: a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain.

ANNUITY UNIT: an accounting unit of measure used to calculate the value of annuity payments under a variable annuity income option.

ASSUMED INVESTMENT RETURN: the annual investment return (AIR) used to determine the amount of the initial variable annuity payment. Currently the AIR is equal to 4.5%.

ANNUITY COMMENCEMENT DATE: the date on which annuity payments are to begin. This may be the maturity date or a date you select prior to the maturity date.

BENEFICIARY: the person, persons or entity designated to receive any death benefit proceeds payable on the death of any contract owner prior to the annuity commencement date; or to receive any remaining annuity benefits payable on the death of the annuitant after the annuity commencement date. Prior to the annuity commencement date the beneficiary will be the first person on the following list who is alive on the date of death; the joint contract owner (if any), the primary (class 1) beneficiary, the secondary (class 2) beneficiary or, if none of the above is alive, to the executor or administrator of your estate.

CODE:  the Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: the present value of any remaining period certain payments payable in a lump sum. The value will be based upon the then current dollar amount of one payment and the same interest rate that served as a basis for the annuity. If a commuted value is elected for a period certain on a variable annuity payment during the life of the annuitant, a deferred sales charge may apply.

CONTRACT ANNIVERSARY: the same day and month as the contract date for each succeeding year of this contract.

CONTRACT DATE:  the effective date of your contract.

CONTRACT OWNER: the owner of the contract, which could be a natural person(s), or by a corporation, trust, or custodial account that holds the contract as agent for the sole benefit of a natural person(s). The owner has all rights under this contract.

CONTRACT VALUE: the sum of your values in the variable annuity account, the DCA Fixed Account, Fixed Account, and/or the guaranteed period(s) of the guaranteed term account, or any valuation date prior to the annuity commencement date.

CONTRACT YEAR: a period of one year beginning with the contract date or a contract anniversary.

DOLLAR COST AVERAGING (DCA) FIXED ACCOUNT: a fixed account option available for purchase payment allocations. Purchase payments allocated to the DCA Fixed Account will be transferred out to the sub-accounts of the variable annuity account that you elect, over a specific time period. Amounts in the DCA Fixed Account are part of our general account.

FIXED ANNUITY: an annuity providing for payments of guaranteed amounts throughout the payment period.

GENERAL ACCOUNT: all of our assets other than those held in our separate accounts. Sometimes also referred to as fixed accounts.

GUARANTEE PERIOD: in the Guaranteed Term Account, a period of one or more years, for which the current interest rate is guaranteed. Allocation to a particular guarantee period is an allocation to the guaranteed term account.

GUARANTEED TERM ACCOUNT: Not available to contracts issued on or after June 1, 2011 (or such later date if approved later in your state); a non-unitized separate account providing guarantee periods of different lengths. Purchase payments or transfers may be allocated to one or more of the available guarantee periods within the guaranteed term account. Amounts allocated are credited with interest rates guaranteed by us for the entire guarantee period. The assets of the guaranteed term account are ours and are not subject to claims arising out of any other business of ours.

MARKET VALUE ADJUSTMENT ("MVA"): the adjustment made to any amount you withdraw, surrender, apply to provide annuity payments, or transfer from a guarantee period of the guaranteed term account prior to the renewal date. This adjustment may be positive or negative and reflects the impact of changes in applicable interest rates between the time the purchase payment, transfer, or renewal is allocated to the guaranteed term account and the time of the withdrawal, surrender, annuity payment election or transfer.

MATURITY DATE: The date this contract matures. The maturity date will be the first of the month following the later of: (a) the Annuitant's 85th birthday; or (b) ten years after the contract date, unless otherwise agreed to by us.

NET INVESTMENT FACTOR: the net investment factor for a valuation period is the gross investment rate for such valuation period less a deduction for the charges to the variable account including any applicable optional benefit riders. The gross investment factor is a measure of the performance of the underlying fund after deductions for all charges to the variable account including those for applicable optional benefit riders.

PLAN: a tax-qualified employer pension, profit-sharing, or annuity purchase plan under which benefits are to be provided by the contract.

PORTFOLIO(S), FUND(S): the mutual funds whose separate investment portfolios we have designated as eligible investments for the variable annuity account. Each sub-account of the variable annuity account invests in a different portfolio. Currently these include the portfolios shown on the cover page of this prospectus.

PURCHASE PAYMENTS: amounts paid to us under your contract in consideration of the benefits provided.

SEPARATE ACCOUNT: a separate investment account for which the investment experience of its assets is separate from that of our other assets.

SUB-ACCOUNT: a division of the variable annuity account. Each sub-account invests in a different portfolio.

VALUATION DATE OR VALUATION DAYS:  each date on which a portfolio is valued.

VARIABLE ANNUITY: an annuity providing for payments varying in amount in accordance with the investment experience of the portfolios.

VARIABLE ANNUITY ACCOUNT: a separate investment account called the variable annuity account. The investment experience of its assets is separate from that of our other assets.

WE, OUR, US:  Minnesota Life Insurance Company.

YOU, YOUR:  the contract owner.

HOW TO CONTACT US

We make it easy for you to find information on your annuity. Here's how you can get the answers you need.

ON THE INTERNET

Visit our eService Center 24 hours a day, 7 days a week at www.securian.com. Our eService Center offers the following (when applicable):

                                    [GRAPHIC]  .  Account values
                                               .  Variable investment performance
                                               .  Interest rates (when applicable)
                                               .  Service forms
                                               .  Beneficiary information
                                               .  Transaction tools to allow transfers
                                               .  Contribution and transaction history

ANNUITY SERVICE LINE

                                    [GRAPHIC]  .  Call our service line at 1-800-362-3141 to speak with one of our customer service representatives. They're available
                                                  Monday through Friday from 7:30 a.m. to 4:30 p.m.
                                                  Central Time during normal business days.

BY MAIL

                                    [GRAPHIC]  .  Purchase Payments, service requests, and inquiries sent by regular mail should be sent to:
                                                   Minnesota Life
                                                   Annuity Services
                                                   P.O. Box 64628
                                                   St. Paul, MN 55164-0628
                                               .  All overnight express mail should be sent to:
                                                   Annuity Services A3-9999
                                                   400 Robert Street North
                                                   St. Paul, MN 55101-2098

            To receive a current copy of the MultiOption(R) Legend Variable Annuity Statement of Additional
              Information (SAI) without charge, call 1-800-362-3141, or complete and detach the following and send it to:
                Minnesota Life Insurance Company
                Annuity Services
                P.O. Box 64628
                St. Paul, MN 55164-0628

                                      Name __________
                                      Address _______
                                      City State Zip

AN OVERVIEW OF CONTRACT FEATURES

ANNUITY CONTRACTS

An annuity is a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person; or for a specified period of time. An annuity with payments which are guaranteed as to amount during the payment period is a fixed annuity. An annuity with payments which vary with the investment experience of a separate account is a variable annuity. An annuity contract may also be "deferred" or "immediate". An immediate annuity contract is one in which annuity payments begin right away, generally within a month or two after our receipt of your purchase payment. A deferred annuity contract delays your annuity payments until a later date. During this deferral period, also known as the accumulation period, your annuity purchase payments and any earnings accumulate on a tax deferred basis. Guarantees provided by the insurance company as to the benefits promised in the annuity contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees.

TYPE OF CONTRACT

The contract is a variable annuity contract which provides for monthly annuity payments. These payments may begin immediately or at a future date you specify. Below is a summary of certain contract features and expenses. PLEASE SEE THE CORRESPONDING SECTION OF THE PROSPECTUS FOR COMPLETE DETAILS, RESTRICTIONS OR LIMITATIONS THAT MAY APPLY.

Your contract has a right of cancellation which is described in detail in the section entitled "Right of Cancellation or Free look". For charges that apply to your contract, please see "Contract Charges and Fees". State variations of certain features may exist. In addition, we may offer other variable annuity contracts which could be more or less expensive or have different benefits from this contract. You should talk to your registered representative about whether this contract is right for you.

*PURCHASE PAYMENTS:

        Initial Minimum                 $10,000
        Subsequent Payment Minimum      $500
                                        ($100 for automatic payment plans)

   * PLEASE NOTE: If you intend to use this contract as part of a qualified retirement plan or IRA, the qualified plan or IRA may have contribution minimums which are different than those that apply to this contract. In addition, you will receive no additional benefit from the tax deferral feature of the annuity since the retirement plan or IRA is already tax deferred. You should consult your tax advisor to ensure that you meet all of the requirements and limitations that may apply to your situation.

INVESTMENT OPTIONS:

    DCA Fixed Account (new purchase payments only)      6 month option
    DCA Fixed Account (new purchase payments only)      12 month option
   +GuaranteedTerm Account                              3 year guarantee period*
                                                        5 year guarantee period*
                                                        7 year guarantee period*
                                                        10 year guarantee period*
    Variable Annuity Account                            See the list of portfolios on the cover page

   * Subject to market value adjustment on early withdrawal -- see "General Information" for additional details. The 3 year period is not currently available.

   + Not available to contracts issued on or after June 1, 2011 (or such later date if approved later in your state).

WITHDRAWALS:


                        Minimum Withdrawal Amount
                                                       $250

    (Withdrawals and surrenders may be subject to deferred sales charges and/or market value adjustment depending upon how your contract value is allocated.)

In certain cases the deferred sales charge ("DSC") is waived on withdrawal or surrender. The following DSC waivers are included in this contract if the withdrawal or surrender is after the first contract anniversary:

  .  Nursing Home Waiver

  .  Terminal Illness Waiver

  .  Unemployment Waiver

State variations may apply to these waivers. See your representative and see "Contract Charges and Fees" for more details. The DSC is also waived at death and upon annuitization.

DEATH BENEFIT AND OPTIONAL DEATH BENEFITS

Your contract provides a death benefit. The standard death benefit included with the contract is known as the GUARANTEED MINIMUM DEATH BENEFIT. Certain optional death benefits may also be selected and may provide the opportunity for a larger death benefit. The optional death benefits include: the HIGHEST ANNIVERSARY VALUE (HAV) DEATH BENEFIT OPTION; or the PREMIER DEATH BENEFIT
(PDB) OPTION.

In addition, you may also elect the ESTATE ENHANCEMENT BENEFIT (EEB) OPTION. This contract option provides for an additional amount to be included in the death benefit proceeds when the death benefit proceeds become payable under your contract. It is intended to provide additional amounts to help offset expenses that may be due upon your death, such as federal and state taxes that may be payable on any taxable gains in your contract. Please see "Death Benefits -- Estate Enhancement Benefit (EEB) Option" for complete details.

In order to elect one or more of these optional benefits you must be less than 76 years old and you may only elect to purchase an optional death benefit when the contract is issued. Once you elect an option it may not be cancelled or terminated. Each of the optional choices has a specific charge associated with it.

ALLOCATION OF CONTRACT VALUES

You can change your allocation of future purchase payments by giving us written notice or a telephone call notifying us of the change. Before annuity payments begin, you may transfer all or a part of your contract value among the portfolios and/or one or more of the guarantee periods of the guaranteed term account if available. A market value adjustment may apply if you move amounts from the guaranteed term account prior to the end of a guarantee period. After annuity payments begin, you may instruct us to transfer amounts held as annuity reserves among the variable annuity sub-accounts or to a fixed annuity, subject to some restrictions. During the annuity period, annuity reserves may only be transferred from a variable annuity to a fixed annuity; you may not transfer from fixed annuity reserves to variable annuity reserves.

AVAILABLE ANNUITY OPTIONS

The annuity options available include a life annuity; a life annuity with a period certain of 120 months, 180 months, or 240 months; a joint and last survivor annuity; and a period certain annuity. Each annuity option may be elected as a variable or fixed annuity or a combination of the two. Other annuity options may be available from us on request.

OTHER OPTIONAL RIDERS

We have suspended the availability of the following optional riders:

  .  Guaranteed Minimum Income Benefit (effective October 4, 2013)
  .  Encore Lifetime Income -- Single (effective October 4, 2013)
  .  Encore Lifetime Income -- Joint (effective October 4, 2013)
  .  Ovation Lifetime Income II -- Single (effective October 4, 2013)
  .  Ovation Lifetime Income II -- Joint (effective October 4, 2013)
  .  Guaranteed Lifetime Withdrawal Benefit (effective August 1, 2010)
  . Guaranteed Lifetime Withdrawal Benefit II -- Single Option (effective May 15, 2009)
  . Guaranteed Lifetime Withdrawal Benefit II -- Joint Option (effective May 15, 2009)
  .  Guaranteed Minimum Withdrawal Benefit (effective May 15, 2009)
  .  Guaranteed Income Provider Benefit (effective March 1, 2010)

Certain other contract options may be available to you for an additional charge. These are sometimes referred to as "living benefits". Only one living benefit may be elected on a contract. When you elect a living benefit rider (except for the Guaranteed Income Provider Benefit) your investment choices will be limited and you must allocate your entire contract value to an asset allocation plan or model approved by us. Purchase payment amounts after your initial purchase payment may also be limited. Each contract option may or may not be beneficial to you depending upon your specific circumstances and how you intend to use your contract. For example, if you take withdrawals in excess of the annual guaranteed amount(s) it may adversely effect the benefit of the contract option. These descriptions are brief overviews of the optional riders. Please refer to the section entitled "Other Contract Options" later in the prospectus for a complete description of each rider, its benefits and its limitations and restrictions. Each rider also has a charge that applies to it. The charges are discussed in the section titled "Optional Contract Rider Charges".

GUARANTEED MINIMUM INCOME BENEFIT (GMIB)

EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.

This contract option provides for a guaranteed minimum fixed annuity benefit, when elected on certain benefit dates, to protect against negative investment performance you may experience during your contract's accumulation period. If you do not annuitize your contract, you will not utilize the guaranteed fixed annuity benefit this option provides. If you do not intend to annuitize, this option may not be appropriate for you. The GMIB annuity payout rates are conservative so the annuity payments provided by this rider may be less than the same annuity payment option available under the base contract, even if the benefit base is greater than the contract value. Once you elect this option it cannot be canceled. This rider does not guarantee an investment return in your contract or a minimum contract value. WITHDRAWALS FROM YOUR CONTRACT WILL REDUCE THE BENEFIT YOU RECEIVE IF YOU ANNUITIZE UNDER THIS RIDER AND THERE ARE LIMITATIONS ON HOW YOUR CONTRACT VALUE MAY BE ALLOCATED IF YOU PURCHASE THIS RIDER. IF YOUR CONTRACT IS NOT ELIGIBLE FOR THE AUTOMATIC PAYMENT PHASE, ANY WITHDRAWAL OR CHARGE THAT REDUCES YOUR CONTRACT VALUE TO ZERO TERMINATES THE RIDER AND THE CONTRACT. IF YOU ANTICIPATE HAVING TO MAKE NUMEROUS WITHDRAWALS FROM THE CONTRACT, THIS RIDER MAY NOT BE APPROPRIATE. SEE THE SECTION OF THIS PROSPECTUS ENTITLED 'OTHER CONTRACT OPTIONS (LIVING BENEFITS)' FOR A COMPLETE DESCRIPTION OF THE GMIB RIDER.

ENCORE LIFETIME INCOME -- SINGLE (ENCORE -- SINGLE)

EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.

Encore-Single is a guaranteed lifetime withdrawal benefit. This contract option is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, generally over the contract owner's life, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value, if the contract value is greater than zero, or in the form of annuity payments. In each contract year, beginning on the later of the rider issue date or the contract anniversary following the 59th birthday of the oldest owner (or annuitant in the case of a non-natural owner) (the "benefit date"), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the contract owner's death (or in the case of joint owners, until the first death). The GAI amount is based on the age of the oldest contract owner and ranges from 4% to 6% of the benefit base. SINCE THE BENEFITS OF THIS RIDER ARE ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE OR IN EXCESS OF THE GAI REDUCE THE BENEFITS THIS RIDER PROVIDES AND MAY PREMATURELY TERMINATE THE CONTRACT AND THE RIDER. THIS RIDER DOES NOT GUARANTEE ANY INVESTMENT RETURN IN YOUR CONTRACT VALUE. IF YOU PURCHASE THIS RIDER, THERE ARE LIMITATIONS ON HOW FUNDS MAY BE INVESTED AND THE ENTIRE CONTRACT VALUE MUST BE ALLOCATED TO AN APPROVED ALLOCATION PLAN. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for important details about approved allocation plans, investment and withdrawal limitations and other restrictions when purchasing the Encore-Single rider.

This rider differs, in part, from the GLWB rider in that the Encore-Single benefit base, on which the GAI is based, has the potential to increase annually; while the GLWB provides the potential for the GAI to increase every 3 years.

ENCORE LIFETIME INCOME -- JOINT (ENCORE -- JOINT)

EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.

Encore-Joint is also a guaranteed lifetime withdrawal benefit. Unlike Encore-Single, however, this rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount beginning on the later of the rider issue date or the contract anniversary following the 59th birthday of the youngest "Designated Life" and continuing over the lifetime of two "Designated Lives" regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value, if the contract value is greater than zero, or in the form of annuity payments. In each contract year, beginning on the later of the rider issue date or the contract anniversary following the 59th birthday of the youngest Designated Life (the "benefit date") you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of both Designated Lives. The GAI amount is based on the age of the youngest Designated Life and ranges from 4% to 6% of the benefit base. SINCE THE BENEFITS OF THIS RIDER ARE ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE OR IN EXCESS OF THE GAI REDUCE THE BENEFITS THIS RIDER PROVIDES AND MAY PREMATURELY TERMINATE THE CONTRACT AND THE RIDER. THIS RIDER DOES NOT GUARANTEE ANY INVESTMENT RETURN IN YOUR CONTRACT VALUE. IF YOU PURCHASE THIS RIDER, THERE ARE LIMITATIONS ON HOW FUNDS MAY BE INVESTED AND THE ENTIRE CONTRACT VALUE MUST BE ALLOCATED TO AN APPROVED ALLOCATION PLAN. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for important details about approved allocation plans, investment and withdrawal limitations and other restrictions when purchasing the Encore-Joint rider.

This rider differs, in part, from the GLWB rider in that GLWB does not offer a "joint" version of the rider and the Encore-Joint benefit base, on which the GAI is based, has the potential to increase annually as opposed to the GAI under GLWB which has the potential to increase every 3 years.

OVATION LIFETIME INCOME II -- SINGLE (OVATION II -- SINGLE)

EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.

Ovation II-Single is a guaranteed lifetime withdrawal benefit. This contract option is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, generally over the contract owner's life, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero and will be pursuant to the automatic payment phase if the contract value falls to zero. In each contract year, beginning on the later of the rider effective date or the contract anniversary following the 59th birthday of the oldest owner (or annuitant in the case of a non-natural owner) (the "benefit date"), you may elect to receive an amount up to the Guaranteed Annual Income
(GAI) until the contract owner's death (or in the case of joint owners, until the first death). The GAI amount is based on the age of the oldest contract owner and ranges from 4.5% to 6.5% of the benefit base. Once you elect this rider it cannot be cancelled. SINCE THE BENEFITS OF THIS RIDER ARE ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE OR IN EXCESS OF THE GAI REDUCE THE BENEFITS THIS RIDER PROVIDES (INCLUDING TERMINATING THE 200% BENEFIT BASE GUARANTEE) AND MAY PREMATURELY TERMINATE THE CONTRACT AND THE RIDER. THIS RIDER DOES NOT GUARANTEE ANY INVESTMENT RETURN IN YOUR CONTRACT VALUE. IF YOU PURCHASE THIS RIDER, THERE ARE LIMITATIONS ON HOW FUNDS MAY BE INVESTED AND THE ENTIRE CONTRACT VALUE MUST BE ALLOCATED TO AN APPROVED ALLOCATION PLAN. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for important details about approved allocation plans, investment and withdrawal limitations and other restrictions when purchasing the Ovation II-Single rider.

This rider differs, in part, from the Encore-Single rider in that the Ovation II-Single rider has increased GAI percentages and the potential to provide a greater benefit base for those who delay withdrawals which may result in the ability to take larger guaranteed withdrawals. However, the Encore-Single rider may provide for the return of any remaining benefit base in the event of death, while the Ovation II-Single rider does not provide any benefit at death.

This rider differs, in part, from the GMIB rider in that the Ovation II-Single rider provides for guaranteed lifetime withdrawals from the contract, while the GMIB rider provides for guaranteed lifetime income through fixed annuity payments. The GMIB rider is an annuitization benefit, not a withdrawal benefit like Ovation II-Single. Lifetime withdrawal benefits allow you to retain more flexibility in the underlying contract, such as the ability to make additional purchase payments and to adjust the amount and frequency of withdrawals. Annuitization does not provide as much flexibility, but may provide a larger amount of income, depending on the option elected. If you intend to take regular withdrawals from your contract, which do not exceed the GAI, then the Ovation II-Single rider may be more appropriate for you than the GMIB rider. Your choice of a rider is based on your particular circumstances, so you should consult with your financial advisor.

OVATION LIFETIME INCOME II -- JOINT (OVATION II -- JOINT)

EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.

Ovation II-Joint is also a guaranteed lifetime withdrawal benefit. Unlike Ovation II-Single, however, this rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount beginning on the later of the rider effective date or the contract anniversary following the 59th birthday of the youngest "Designated Life" and continuing over the lifetime of two "Designated Lives" regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero and will be pursuant to the automatic payment phase if the contract value falls to zero. In each contract year, beginning on the later of the rider effective date or the contract anniversary following the 59th birthday of the youngest Designated Life (the "benefit date") you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of both Designated Lives. The GAI amount is based on the age of the youngest Designated Life and ranges from 4.0% to 6.0% of the benefit base. Once you elect this rider it cannot be cancelled. SINCE THE BENEFITS OF THIS RIDER ARE ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE OR IN EXCESS OF THE GAI REDUCE THE BENEFITS THIS RIDER PROVIDES (INCLUDING TERMINATING THE 200% BENEFIT BASE GUARANTEE) AND MAY PREMATURELY TERMINATE THE CONTRACT AND THE RIDER. THIS RIDER DOES NOT GUARANTEE ANY INVESTMENT RETURN IN YOUR CONTRACT VALUE. IF YOU PURCHASE THIS RIDER, THERE ARE LIMITATIONS ON HOW FUNDS MAY BE INVESTED AND THE ENTIRE CONTRACT VALUE MUST BE ALLOCATED TO AN APPROVED ALLOCATION PLAN. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for important details about approved allocation plans, investment and withdrawal limitations and other restrictions when purchasing the Ovation II-Joint rider.

This rider differs, in part, from the Encore-Joint rider in that the Ovation II-Joint rider has a lower current charge and the potential to provide a greater benefit base for those who delay withdrawals which may result in the ability to take larger guaranteed withdrawals in the future. However, the Encore-Joint rider may provide for the return of any remaining benefit base in the event of the death of both Designated Lives, while the Ovation II-Joint rider does not provide any benefit at death and has a higher maximum charge than the Encore-Joint rider.

This rider differs, in part, from the GMIB rider in that the Ovation II-Joint rider provides for guaranteed lifetime withdrawals from the contract, while the GMIB rider provides for guaranteed lifetime income through fixed annuity payments. The GMIB rider is an annuitization benefit, not a withdrawal benefit like Ovation II-Joint. Lifetime withdrawal benefits allow you to retain more flexibility in the underlying contract, such as the ability to make additional purchase payments and to adjust the amount and frequency of withdrawals. Annuitization does not provide as much flexibility, but may provide a larger amount of income, depending on the option elected. If you intend to take regular withdrawals from your contract, which do not exceed the GAI, then the Ovation II-Joint rider may be more appropriate for you than the GMIB rider. Your choice of a rider is based on your particular circumstances, so you should consult with your financial advisor.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB)

EFFECTIVE AUGUST 1, 2010, THIS OPTION IS NO LONGER AVAILABLE.

This contract option is designed to provide a benefit that guarantees the contract owner a minimum withdrawal amount, generally over their life, regardless of underlying sub-account performance. It allows a contract owner to take withdrawals from their contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The annual GAI amount will be set based on the age of the oldest contract owner on the GLWB effective date and it will range from 4.0% to 6.0% of the Guaranteed Withdrawal Benefit (GWB). This option allows a contract owner to take these withdrawals from the contract for the longer of: a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die) or, b) until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero. SINCE THIS BENEFIT IS ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT,

THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

This optional rider differs, in part, from either of the GLWB II riders (single or joint) below in that the GAI amount is based on the age of the oldest contract owner and has a range of 4.0% to 6.0%; while the GLWB II riders have a set GAI amount of 5.0%.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II - SINGLE OPTION (GLWB II - SINGLE)

EFFECTIVE MAY 15, 2009, THIS OPTION IS NO LONGER AVAILABLE.

This contract option is also designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, generally over the contract owner's life, regardless of underlying sub-account performance. Beginning on the later of the contract anniversary following the oldest contract owner's 59th birthday or the date this contract option is added, it allows a contract owner to take withdrawals from the contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The GAI amount will be 5% of the Guaranteed Withdrawal Benefit (GWB). The GWB amount is equal to the initial purchase payment if this rider is added at contract issue. If the rider is added on a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the rider. This option allows a contract owner to take these withdrawals from the contract for the longer of: a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die) or, b) until the GWB is reduced to zero. SINCE THIS BENEFIT IS ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM YOUR CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II - JOINT OPTION (GLWB II - JOINT)

EFFECTIVE MAY 15, 2009, THIS OPTION IS NO LONGER AVAILABLE.

This contract option is also designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, and it works very similar to the Guaranteed Lifetime Withdrawal Benefit II -- Single Life Option. However its guarantee is over the lifetime of both "designated lives", (instead of a single life) regardless of underlying sub-account performance. Beginning on the later of the contract anniversary following the youngest Designated Life's 59th birthday or the date this contract option is added, it allows a contract owner to take withdrawals from the contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The GAI amount will be 5% of the Guaranteed Withdrawal Benefit (GWB). The GWB amount is equal to the initial purchase payment if this rider is added at contract issue. If the rider is added at a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the rider. This option allows a contract owner to take these withdrawals from the contract for the longer of: a) the duration of the both Designated Lives, or, b) until the GWB is reduced to zero. SINCE THIS BENEFIT IS ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM YOUR CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB)

EFFECTIVE MAY 15, 2009, THIS OPTION IS NO LONGER AVAILABLE.

This contract option provides for a guarantee that allows a contract owner to withdraw an amount from the contract each contract year up to a specified maximum amount, known as the Guaranteed Annual Withdrawal, until the Guaranteed Withdrawal Benefit is reduced to zero. A detailed explanation of how these amounts are calculated is provided in the section of this Prospectus describing this contract option. SINCE THIS BENEFIT IS ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM YOUR CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

GUARANTEED INCOME PROVIDER BENEFIT (GIPB)

EFFECTIVE MARCH 1, 2010, THIS OPTION IS NO LONGER AVAILABLE.

This contract option provides for a guaranteed minimum fixed income benefit if you elect certain annuity options. It is designed to provide a guaranteed level of annuity income regardless of the actual investment performance that you experience during your accumulation period. IF YOU DO NOT INTEND TO ANNUITIZE YOUR CONTRACT, YOU WILL NOT RECEIVE THE BENEFIT OF THIS OPTION, AND THEREFORE THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. ONCE YOU ELECT THIS CONTRACT OPTION YOU MAY NOT CHANGE OR TERMINATE THE OPTION. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

CONTRACT CHARGES AND EXPENSES

The following contract expense information is intended to illustrate the expenses of your variable annuity contract. All expenses shown are rounded to the nearest dollar.

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted and range from 0% to 3.5%, depending on applicable law.

CONTRACT OWNER TRANSACTION EXPENSES

  SALES LOAD IMPOSED ON PURCHASES

                  (as a percentage of purchase payments)    None

DEFERRED SALES CHARGE

.. Deferred sales charges may apply to withdrawals, partial surrenders and surrenders.

    (as a percentage of each purchase payment)

                       YEARS SINCE PURCHASE PAYMENT  DSC
                       ----------------------------  ---
                                  0-1                 8%
                                  1-2                 7%
                                  2-3                 6%
                                  3-4                 6%
                            4 and thereafter          0%

                            TRANSFER FEE*
                              Maximum Charge   $10*
                              Transfer Charge  None

* (We reserve the right to impose a $10 charge for each transfer when transfer requests exceed 12 in a single contract year. Currently this fee is waived.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including portfolio company fees and expenses.

                         ANNUAL MAINTENANCE FEE**  $30

** (Applies only to contracts where the greater of the contract value or purchase payments, less withdrawals, is less than $50,000 on the contract anniversary and at surrender. Does not apply after annuitization.)

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)

BEFORE ANNUITY PAYMENTS COMMENCE

  BASE CONTRACT SEPARATE ACCOUNT CHARGES

    Mortality and Expense Risk Fee                                     1.50%

    Administrative Fee                                                 0.15%

    Total Base Contract Separate Account Annual Expenses (No Optional
      Riders)                                                          1.65%

OPTIONAL DEATH BENEFIT SEPARATE ACCOUNT CHARGES

                                                         TOTAL CHARGE:
                                                        DEATH BENEFIT +
                                                         BASE CONTRACT
                                                        ---------------
         Highest Anniversary Value (HAV) Death Benefit
           Charge 0.15%                                      1.80%

         Premier Death Benefit (PDB)
           Charge 0.35%                                      2.00%

         Estate Enhancement Benefit (EEB)
           Charge 0.25%                                      1.90%

OTHER OPTIONAL SEPARATE ACCOUNT CHARGES

                                                       TOTAL CHARGE:
                                                      OPTION CHARGE +
                                                       BASE CONTRACT
                                                      ---------------
          Guaranteed Income Provider Benefit (GIPB)*
            Charge 0.50%                                   2.15%

* This option may not be elected after March 1, 2010.

MAXIMUM POSSIBLE SEPARATE ACCOUNT CHARGE COMBINATIONS (EXCLUDING GMIB, GMWB, GLWB, AND SINGLE AND JOINT VERSIONS OF GLWB II, ENCORE AND OVATION II)

                       BASE CONTRACT+PDB+EEB+GIPB  2.75%

(Does not include the GMIB, GMWB, GLWB, and single and joint versions of GLWB II, Encore, or Ovation II options because the charges that apply are not separate account charges.)

OTHER OPTIONAL BENEFIT CHARGES TAKEN FROM CONTRACT VALUE

-------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit             Maximum possible charge 1.00%
(GMWB) Charge/1/                                  Current benefit charge  0.50%
-------------------------------------------------------------------------------
Guaranteed Lifetime Withdrawal Benefit            Maximum possible charge 0.60%
(GLWB) Charge/2/                                  Current benefit charge  0.60%
-------------------------------------------------------------------------------
Guaranteed Lifetime Withdrawal Benefit II-Single  Maximum possible charge 1.00%
(GLWB II-Single) Charge/3/                        Current benefit charge  0.60%
-------------------------------------------------------------------------------
Guaranteed Lifetime Withdrawal Benefit II-Joint   Maximum possible charge 1.15%
(GLWB II-Joint) Charge/4/                         Current benefit charge  0.75%
-------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit                 Maximum possible charge 1.50%
(GMIB) Charge/5/                                  Current benefit charge  0.95%
-------------------------------------------------------------------------------
Encore Lifetime Income-Single                     Maximum possible charge 1.75%
(Encore-Single) Charge/6/                         Current benefit charge  1.10%
-------------------------------------------------------------------------------
Encore Lifetime Income-Joint                      Maximum possible charge 2.00%
(Encore-Joint) Charge/7/                          Current benefit charge  1.30%
-------------------------------------------------------------------------------
Ovation Lifetime Income II-Single                 Maximum possible charge 2.25%
(Ovation II-Single) Charge/8/                     Current benefit charge  1.20%
-------------------------------------------------------------------------------
Ovation Lifetime Income II-Joint                  Maximum possible charge 2.50%
(Ovation II-Joint) Charge/9/                      Current benefit charge  1.20%
-------------------------------------------------------------------------------

/1/ The current annual charge for this option is equal to 0.50% times the Guaranteed Withdrawal Benefit (GWB) amount The GWB amount is equal to the initial purchase payment if GMWB is added at contract issue. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. Beginning with the GMWB effective date and at the end of every three months thereafter, one quarter of the GMWB charge (0.125%) will be multiplied by the GWB amount on that date and will be deducted in proportion to the contract owner's allocation to the sub-accounts in the variable annuity account. The current annual rider charge may increase to no more than the maximum charge shown. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for a detailed discussion of how these amounts are determined and of how the rider charge could increase. This option may not be elected if you have selected the Premier Death Benefit, GIPB, GLWB, or either GLWB II.
/2/ The annual charge for this option is equal to 0.60% of contract value, deducted quarterly. Beginning with the GLWB effective date and at the end of every three months thereafter, one-quarter of the GLWB charge (0.15%) will be multiplied by the contract value on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. Please see the GLWB section of the prospectus for details. This option may not be elected if you have selected the Premier Death Benefit, GIPB, GMWB, or either GLWB II.
/3/ The annual charge for this option is equal to 0.60% of the greater of the contract value, or the Guaranteed Withdrawal Benefit (GWB) amount deducted quarterly. The GWB amount is equal to the initial purchase payment if GLWB II-Single is added at contract issue. If the option is added on a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the option. Beginning with the GLWB II-Single effective date and at the end of every three months thereafter, one-quarter of the GLWB II-Single charge (0.15%) will be multiplied by the greater of the contract value or the GWB on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. The current annual rider charge may increase to no more than the maximum charge shown. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for a detailed discussion of how these amounts are determined and of how the rider charge could increase. This option may not be elected if you have selected the Premier Death Benefit, GIPB, GMWB, GLWB, or GLWB II-Joint.
/4/ The annual charge for this option is equal to 0.75% of the greater of the contract value or the Guaranteed Withdrawal Benefit (GWB) amount, deducted quarterly. The GWB amount is equal to the initial purchase payment if GLWB II-Joint is added at contract issue. If the option is added on a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the option. Beginning with the GLWB II-Joint effective date and at the end of every three months thereafter, one-quarter of the annual GLWB II-Joint charge (0.1875%) will be multiplied by the greater of the contract value or the GWB on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. The current annual rider charge may increase to no more than the maximum charge shown. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for a detailed discussion of how these amounts are determined and of how the rider charge could increase. This option may not be elected if you have selected the Premier Death Benefit, GIPB, GMWB, GLWB, or GLWB II-Single.
/5/ The current annual rider charge is equal to 0.95% of the GMIB benefit base. Beginning with the first contract anniversary following the rider effective date and every contract anniversary thereafter, the annual rider charge will be multiplied by the benefit base amount on that date and will be deducted in proportion to the contract owner's allocation to the sub-accounts in the variable account. The current annual rider charge may increase to no more than the maximum charge shown if your benefit base is reset to the contract value. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined and how the rider charge could increase. This rider may be elected within 30 days prior to any contract anniversary so long as this rider is available for purchase by new customers. This option may not be elected if you have selected the Premier Death Benefit, Estate Enhancement Benefit, or any other optional living benefit rider.
/6/ The current annual rider charge is equal to 1.10% of the greater of the contract value or benefit base. Beginning with the Encore-Single effective date and every three months thereafter, an amount equal to one quarter of the Encore-Single charge (0.275%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. The current annual rider charge may increase to no more than the maximum charge shown if your benefit base is reset to the contract value. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined and how the rider charge could increase. This rider may be elected within 30 days prior to any contract anniversary so long as this rider is available for purchase by new customers. This option may not be elected if you have selected the Premier Death Benefit, Estate Enhancement Benefit, or any other optional living benefit rider.
/7/ The current annual rider charge is equal to 1.30% of the greater of the contract value or benefit base. Beginning with the Encore-Joint effective date and every three months thereafter, an amount equal to one quarter of the Encore-Joint charge (0.325%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. The current annual rider charge may increase to no more than the maximum charge shown if your benefit base is reset to the contract value. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined and how the rider charge could increase. This rider may be elected within 30 days prior to any contract anniversary so long as this rider is available for purchase by new customers. This option may not be elected if you have selected the Premier Death Benefit, Estate Enhancement Benefit, or any other optional living benefit rider.
/8/ The current annual rider charge is equal to 1.20% of the greater of the contract value or benefit base. Beginning with the rider effective date and every three months thereafter, an amount equal to one quarter of the Ovation II --Single charge (0.30%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. The current annual rider charge may increase to no more than the maximum charge shown if your benefit base is reset to the contract value. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined and how the rider charge could increase. This rider may be elected within 30 days prior to any contract anniversary so long as this rider is available for purchase by new customers. This option may not be elected if you have selected the Premier Death Benefit, Estate Enhancement Benefit, or any other optional living benefit rider.
/9/ The current annual rider charge is equal to 1.20% of the greater of the contract value or benefit base. Beginning with the rider effective date and every three months thereafter, an amount equal to one quarter of the Ovation II -- Joint charge (0.30%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. The current annual rider charge may increase to no more than the maximum charge shown if your benefit base is reset to the contract value. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined and how the rider charge could increase. This rider may be elected within 30 days prior to any contract anniversary so long as this rider is available for purchase by new customers. This option may not be elected if you have selected the Premier Death Benefit, Estate Enhancement Benefit, or any other optional living benefit rider.

The next item shows the minimum and maximum total operating expenses charged by the portfolios (before any waivers or reimbursements) that you may pay periodically during the time that you own the contract. More detail concerning each of the portfolios fees and expenses is contained in the prospectus for each portfolio.

                                                                         MINIMUM MAXIMUM
                                                                         ------- -------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES/1/
(expenses that are deducted from portfolio assets, including management
fees, distribution and/or service (12b-1) fees, and other expenses)       0.46%   2.30%

/1/ The table showing the range of expenses for the portfolios takes into account the expenses of the Morningstar ETF Asset Allocation Portfolios, each of which is a "fund of funds". "Fund of funds" portfolios purchase shares of other funds, in this case exchange traded funds or ETF's (each an "Acquired Fund"). Each "fund of funds" has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of the portfolio expenses, we have taken into account the information received from Morningstar on the combined actual expenses for each such "fund of funds," which include the pro rata portion of the fees and expenses incurred indirectly by an Morningstar ETF Asset Allocation Portfolio as a result of its investment in shares of one or more Acquired Funds. See the prospectus for the Morningstar ETF Asset Allocation Portfolios for a presentation of the applicable Acquired Fund fees and expenses.

State premium taxes may also be deducted ranging from 0% to 3.5% depending on applicable law. See "Premium Tax" for more information.

CONTRACT OWNER EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, annual maintenance fees, separate account annual expenses, and Portfolio company fees and expenses.

Please note:

..  You may only elect one living benefit on the contract.

.. If you elect the Premier Death Benefit, you may not elect the GMWB, GMIB, GLWB, or single or joint versions of GLWB II, Encore, or Ovation II.

.. If you elect the Estate Enhancement Benefit, you may not elect the GMIB, or single or joint versions of Encore, or Ovation II.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, and uses the separate account annual expenses before annuity payments commence. The Example is shown using both the least expensive portfolio (Minimum Fund Expenses) and the most expensive portfolio (Maximum Fund Expenses) before any reimbursements, with the most expensive contract design over the time period:

..  Base + HAV + Ovation II-Joint

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                    IF YOU SURRENDERED YOUR      IF YOU ANNUITIZE AT THE END OF THE
                                   CONTRACT AT THE END OF THE    AVAILABLE TIME PERIOD OR YOU DO
                                     APPLICABLE TIME PERIOD        NOT SURRENDER YOUR CONTRACT
                                -------------------------------- -------------------------------
                                1 YEAR  3 YEARS 5 YEARS 10 YEARS 1 YEAR    3 YEARS 5 YEARS 10 YEARS
                                ------- ------- ------- -------- ------    ------- ------- --------
MAXIMUM FUND EXPENSES
Base + HAV + Ovation II--Joint  $1,459  $2,601  $3,378   $6,980   $659     $2,001  $3,378   $6,980
MINIMUM FUND EXPENSES
Base + HAV + Ovation II--Joint  $ 1,280 $2,082  $2,550   $5,543   $480     $1,482  $2,550   $5,543

NOTE: In the above example, the charge for Ovation II-Joint is based on the maximum annual fee rate of 2.50% for each of the years. If your rider charge is not at the maximum annual fee rate, then your expenses would be less than those shown above.

Different fees and expenses not reflected in the examples above apply after annuity payments commence. Please see "Contract Charges and Fees" for a discussion of those expenses. The examples contained in this table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

AFTER ANNUITY PAYMENTS COMMENCE

The next section shows the fees and charges that apply to your contract after you have annuitized it.

        SEPARATE ACCOUNT BASED CHARGES

        Mortality and Expense Risk Fee                        1.20%

        Administrative Fee                                    0.15%

        Total Base Contract Separate Account Annual
          Expenses (No Optional Riders)                       1.35%

        Optional Death Benefit Separate Account Charges  Not Applicable

        Other Optional Separate Account Charges          Not Applicable

        OTHER CHARGES

        Other Optional Benefit Charges taken from
          Contract Value                                 Not Applicable

CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS

The financial history of each sub-account may be found in the appendix under the heading "Condensed Financial Information and Financial Statements." The complete financial statements of the Variable Annuity Account and Minnesota Life are included in the Statement of Additional Information.

THE PORTFOLIOS

Below is a list of the portfolios, their investment adviser and/or investment sub-adviser and investment objective. Prospectuses for the portfolios contain more detailed information about each portfolio, including discussion of the portfolio's investment techniques and risks associated with its investments. No assurance can be given that a portfolio will achieve its investment objective. YOU SHOULD CAREFULLY READ THESE PROSPECTUSES BEFORE INVESTING IN THE CONTRACT. Please contact us to receive a copy of the portfolio prospectuses. If you received a summary prospectus for a portfolio listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.

                                 INVESTMENT                      INVESTMENT
        FUND NAME                 ADVISER                         OBJECTIVE
        ---------                ----------                       ----------
AB VARIABLE PRODUCTS SERIES FUND, INC.
Dynamic Asset Allocation   AllianceBernstein L.P.  The investment seeks to maximize
 Portfolio - Class B                               total return consistent with the
 Shares*                                           Adviser's determination of reasonable
                                                   risk.
International Value        AllianceBernstein L.P.  The Portfolio's investment objective is
 Portfolio - Class B                               long-term growth of capital.
 Shares
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
Invesco V.I. American      Invesco Advisers, Inc.  To provide above-average total return
 Value Fund - Series II                            over a market cycle of three to five
 Shares                                            years by investing in common stocks
                                                   and other equity securities.
Invesco V.I. Comstock      Invesco Advisers, Inc.  Seeks capital growth and income
 Fund - Series II Shares                           through investments in equity
                                                   securities, including common stocks,
                                                   preferred stocks and securities
                                                   convertible into common and preferred
                                                   stocks.

                                                    INVESTMENT                              INVESTMENT
               FUND NAME                              ADVISER                               OBJECTIVE
               ---------                             ----------                             ----------
Invesco V.I. Equity and                 Invesco Advisers, Inc.               The fund's investment objectives are
 Income Fund - Series II                                                     both capital appreciation and current
 Shares                                                                      income.
Invesco V.I. Growth and                 Invesco Advisers, Inc.               Seeks long-term growth of capital and
 Income Fund - Series II                                                     income.
 Shares
Invesco V.I. Small Cap                  Invesco Advisers, Inc.               The fund's investment objective is
 Equity Fund - Series II                                                     long-term growth of capital.
 Shares
ALPS VARIABLE INVESTMENT TRUST (MORNINGSTAR)
Morningstar Aggressive                  ALPS Advisors, Inc.,                 Seeks to provide investors with capital
 Growth ETF Asset                       SUB-ADVISER: Morningstar Investment  appreciation.
 Allocation Portfolio -                 Management LLC
 Class II Shares
Morningstar Balanced ETF                ALPS Advisors, Inc.,                 Seeks to provide investors with capital
 Asset Allocation                       SUB-ADVISER: Morningstar Investment  appreciation and some current income.
 Portfolio - Class II                   Management LLC
 Shares
Morningstar Conservative                ALPS Advisors, Inc.,                 Seeks to provide investors with current
 ETF Asset Allocation                   SUB-ADVISER: Morningstar Investment  income and preservation of capital.
 Portfolio - Class II                   Management LLC
 Shares
Morningstar Growth ETF                  ALPS Advisors, Inc.,                 Seeks to provide investors with capital
 Asset Allocation                       SUB-ADVISER: Morningstar Investment  appreciation.
 Portfolio - Class II                   Management LLC
 Shares
Morningstar Income and                  ALPS Advisors, Inc.,                 Seeks to provide investors with current
 Growth ETF Asset                       SUB-ADVISER: Morningstar Investment  income and capital appreciation.
 Allocation Portfolio                   Management LLC
 Class II Shares
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth Fund -               American Century Investment          The fund seeks capital growth by
 Class II Shares                        Management, Inc.                     investing in common stocks. Income is
                                                                             a secondary objective.
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
                                        American Century Investment          The fund pursues long-term total
 VP Inflation Protection Fund -         Management, Inc.                     return using a strategy that seeks to
 Class II Shares                                                             protect against U.S. inflation.
AMERICAN FUNDS INSURANCE SERIES(R)
Global Bond Fund/SM/ -                  Capital Research and Management      The fund's investment objective is to
 Class 2 Shares                         Company                              provide you, over the long term, with a
                                                                             high level of total return consistent
                                                                             with prudent investment management.
Global Growth Fund/SM/ -                Capital Research and Management      The fund's investment objective is to
 Class 2 Shares                         Company                              provide you with long-term growth of
                                                                             capital.
                                        Capital Research and Management      The fund's investment objective is to
 Global Small Capitalization Fund/SM/ - Company                              provide you with long-term growth of
 Class 2 Shares                                                              capital.
Growth Fund/SM/ - Class 2               Capital Research and Management      The fund's investment objective is to
 Shares                                 Company                              provide you with growth of capital.
Growth-Income Fund/SM/ -                Capital Research and Management      The fund's investment objectives are to
 Class 2 Shares                         Company                              achieve long-term growth of capital
                                                                             and income.
International Fund/SM/ -                Capital Research and Management      The fund's investment objective is to
 Class 2 Shares                         Company                              provide you with long-term growth of
                                                                             capital.
New World Fund(R) - Class               Capital Research and Management      The fund's investment objective is
 2 Shares                               Company                              long-term capital appreciation.
U.S. Government/AAA-Rated               Capital Research and Management      The fund's investment objective is to
 Securities Fund/SM/ -                  Company                              provide a high level of current income
 Class 2 Shares                                                              consistent with preservation of capital.

                                     INVESTMENT                            INVESTMENT
        FUND NAME                      ADVISER                              OBJECTIVE
        ---------                     ----------                            ----------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS
Equity-Income Portfolio -  Fidelity Management & Research   Seeks reasonable income. The fund
 Service Class 2 Shares    Company (FMR) is the fund's      will also consider the potential for
                           manager.                         capital appreciation. The fund's goal is
                           SUB-ADVISER: FMR Investment      to achieve a yield which exceeds the
                           Management (U.K.) Limited;       composite yield on the securities
                           Fidelity Management & Research   comprising the Standard & Poor's
                           (Japan) Limited; Fidelity        500/SM/ Index (S&P 500(R)).
                           Management & Research (HK) Ltd;
                           FMR Co., Inc. (FMRC)
Mid Cap Portfolio -        Fidelity Management & Research   Seeks long-term growth of capital.
 Service Class 2 Shares    Company (FMR) is the fund's
                           manager.
                           SUB-ADVISER: FMR Investment
                           Management (U.K.) Limited;
                           Fidelity Management & Research
                           (Japan) Limited; Fidelity
                           Management & Research (HK) Ltd;
                           FMR Co., Inc. (FMRC)
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Mutual Shares     Franklin Mutual Advisers, LLC    Seeks capital appreciation, with
 VIP Fund - Class 2 Shares                                  income as a secondary goal. Under
                                                            normal market conditions, the fund
                                                            invests primarily in U.S. and foreign
                                                            equity securities that the investment
                                                            manager believes are undervalued.
Franklin Small Cap Value   Franklin Advisory Services, LLC  Seeks long-term total return. Under
 VIP Fund - Class 2 Shares                                  normal market conditions, the fund
                                                            invests at least 80% of its net assets in
                                                            investments of small capitalization
                                                            companies.
Franklin Small-Mid Cap     Franklin Advisers, Inc.          Seeks long-term capital growth. Under
 Growth VIP Fund - Class                                    normal market conditions, the fund
 2 Shares                                                   invests at least 80% of its net assets in
                                                            investments of small capitalization and
                                                            mid-capitalization companies.
Templeton Developing       Templeton Asset Management Ltd.  Seeks long-term capital appreciation.
 Markets VIP Fund - Class                                   Under normal market conditions, the
 2 Shares                                                   fund invests at least 80% of its net
                                                            assets in emerging markets
                                                            investments.
GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs VIT Global   Goldman Sachs Asset Management,  The investment seeks to achieve
 Trends Allocation Fund -  L.P.                             investment results that approximate
 Service Shares                                             the performance of the GS Global
                                                            Markets Navigator Index ("the
                                                            index").
Goldman Sachs VIT High     Goldman Sachs Asset Management,  Seeks to provide a high level of current
 Quality Floating Rate     L.P.                             income, consistent with low volatility
 Fund - Service Shares                                      of principal.
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
Ivy Funds VIP Asset        Waddell & Reed Investment        To seek to provide total return.
 Strategy                  Management Company
Ivy Funds VIP Balanced     Waddell & Reed Investment        To seek to provide total return through
                           Management Company               a combination of capital appreciation
                                                            and current income.
Ivy Funds VIP Core Equity  Waddell & Reed Investment        To seek to provide capital growth and
                           Management Company               appreciation.
Ivy Funds VIP Global       Waddell & Reed Investment        To seek to provide growth of capital.
 Growth                    Management Company
Ivy Funds VIP Global       Waddell & Reed Investment        To seek to provide capital growth and
 Natural Resources         Management Company               appreciation.

                                      INVESTMENT                             INVESTMENT
        FUND NAME                       ADVISER                              OBJECTIVE
        ---------                      ----------                            ----------
Ivy Funds VIP High Income  Waddell & Reed Investment          To seek to provide total return through
                           Management Company                 a combination of high current income
                                                              and capital appreciation.
Ivy Funds VIP              Waddell & Reed Investment          To seek to provide capital growth and
 International Core Equity Management Company                 appreciation.
Ivy Funds VIP Micro Cap    Waddell & Reed Investment          To seek to provide growth of capital.
 Growth                    Management Company
Ivy Funds VIP Mid Cap      Waddell & Reed Investment          To seek to provide growth of capital.
 Growth                    Management Company
Ivy Funds VIP Science and  Waddell & Reed Investment          To seek to provide growth of capital.
 Technology                Management Company
Ivy Funds VIP Small Cap    Waddell & Reed Investment          To seek to provide capital appreciation.
 Value                     Management Company
Ivy Funds VIP Value        Waddell & Reed Investment          To seek to provide capital appreciation.
                           Management Company
Ivy Funds VIP Pathfinder   Waddell & Reed Investment          To seek to provide growth of capital,
 Moderately Aggressive -   Management Company                 but also to seek income consistent with
 Managed Volatility        SUB-ADVISER: Advantus Capital      a moderately aggressive level of risk as
                           Management, Inc.                   compared to the other Ivy Funds VIP
                                                              Pathfinder Managed Volatility
                                                              Portfolios, while seeking to manage
                                                              volatility of investment return.
Ivy Funds VIP Pathfinder   Waddell & Reed Investment          To seek to provide total return
 Moderate - Managed        Management Company                 consistent with a moderate level of risk
 Volatility*               SUB-ADVISER: Advantus Capital      as compared to the other Ivy Funds
                           Management, Inc.                   VIP Pathfinder Managed Volatility
                                                              Portfolios, while seeking to manage
                                                              volatility of investment return.
Ivy Funds VIP Pathfinder   Waddell & Reed Investment          To seek to provide total return
 Moderately Conservative   Management Company                 consistent with a moderately
 - Managed Volatility      SUB-ADVISER: Advantus Capital      conservative level of risk as compared
                           Management, Inc.                   to the other Ivy Funds VIP Pathfinder
                                                              Managed Volatility Portfolios, while
                                                              seeking to manage volatility of
                                                              investment return.
JANUS ASPEN SERIES
Balanced Portfolio -       Janus Capital Management LLC       Seeks long-term capital growth,
 Service Shares                                               consistent with preservation of capital
                                                              and balanced by current income.
Flexible Bond Portfolio -  Janus Capital Management LLC       Seeks to obtain maximum total return,
 Service Shares                                               consistent with preservation of capital.
Forty Portfolio - Service  Janus Capital Management LLC       Seeks long-term growth of capital.
 Shares
Overseas Portfolio -       Janus Capital Management LLC       Seeks long-term growth of capital.
 Service Shares
Perkins Mid Cap Value      Janus Capital Management LLC       Seeks capital appreciation.
 Portfolio - Service       SUB-ADVISER: Perkins Investment
 Shares                    Management LLC
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
ClearBridge Variable       Legg Mason Partners Fund Advisor,  The fund seeks long-term growth of
 Small Cap Growth          LLC                                capital.
 Portfolio - Class II      SUB-ADVISER: ClearBridge
 Shares                    Investments, LLC
MFS(R) VARIABLE INSURANCE TRUST
MFS(R) Mid Cap Growth      Massachusetts Financial Services   The fund's investment objective is to
 Series - Service Class    Company                            seek capital appreciation. The fund's
                                                              objective may be changed without
                                                              shareholder approval.
MFS(R) VARIABLE INSURANCE TRUST II
International Value        Massachusetts Financial Services   The fund's investment objective is to
 Portfolio - Service Class Company                            seek capital appreciation.

                                      INVESTMENT                              INVESTMENT
        FUND NAME                       ADVISER                               OBJECTIVE
        ---------                      ----------                             ----------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Neuberger Berman AMT       Neuberger Berman Investment        Seeks long-term growth of capital by
 Socially Responsive       Advisers LLC                       investing primarily in securities of
 Portfolio - S Class                                          companies that meet the Fund's
 Shares                                                       financial criteria and social policy.
NORTHERN LIGHTS VARIABLE TRUST (TOPS)
TOPS(R) Managed Risk       ValMark Advisers, Inc.             Seeks to provide income and capital
 Balanced ETF Portfolio -  SUB-ADVISER: Milliman, Inc.        appreciation with less volatility than
 Class 2 Shares*                                              the fixed income and equity markets as
                                                              a whole.
TOPS(R) Managed Risk Flex  ValMark Advisers, Inc.             Seeks to provide income and capital
 ETF Portfolio*            SUB-ADVISER: Milliman, Inc.        appreciation with less volatility than
                                                              the fixed income and equity markets as
                                                              a whole.
TOPS(R) Managed Risk       ValMark Advisers, Inc.             Seeks capital appreciation with less
 Growth ETF Portfolio -    SUB-ADVISER: Milliman, Inc.        volatility than the equity markets as a
 Class 2 Shares*                                              whole.
TOPS(R) Managed Risk       ValMark Advisers, Inc.             Seeks capital appreciation with less
 Moderate Growth ETF       SUB-ADVISER: Milliman, Inc.        volatility than the equity markets as a
 Portfolio - Class 2                                          whole.
 Shares*
OPPENHEIMER VARIABLE ACCOUNT FUNDS
Main Street Small Cap      OppenheimerFunds, Inc.             Seeks capital appreciation.
 Fund(R)/VA - Service
 Shares
Oppenheimer International  OFI Global Asset Management, Inc.  Seeks capital appreciation by investing
 Growth Fund/ VA -         SUB-ADVISER: Oppenheimer Funds,    under normal circumstances, at least
 Service Shares            Inc.                               65% of its total assets in equity
                                                              securities of issuers that are domiciled
                                                              or that have primary operations in at
                                                              least three different countries outside
                                                              the United States and may invest
                                                              100% of its total assets in foreign
                                                              companies.
PIMCO VARIABLE INSURANCE TRUST
PIMCO VIT Global           Pacific Investment Management      Seeks to maximize risk adjusted total
 Diversified Allocation    Company LLC ("PIMCO")              return relative to a blend of 60% MSCI
 Portfolio - Advisor                                          World Index/40% Barclays U.S.
 Class Shares*                                                Aggregate Index.
PIMCO VIT Low Duration     Pacific Investment Management      Seeks maximum total return,
 Portfolio - Advisor       Company LLC ("PIMCO")              consistent with preservation of capital
 Class Shares                                                 and prudent investment management.
PIMCO VIT Total Return     Pacific Investment Management      Seeks maximum total return,
 Portfolio - Advisor       Company LLC ("PIMCO")              consistent with preservation of capital
 Class Shares                                                 and prudent investment management.
PUTNAM VARIABLE TRUST
Putnam VT Equity Income    Putnam Investment Management,      Seeks capital growth and current
 Fund - Class IB Shares    LLC                                income.
Putnam VT Growth and       Putnam Investment Management,      Seeks capital growth and current
 Income Fund - Class IB    LLC                                income.
 Shares
Putnam VT International    Putnam Investment Management,      Seeks capital appreciation.
 Equity Fund - Class IB    LLC
 Shares
Putnam VT Multi-Cap        Putnam Investment Management,      Seeks long-term capital appreciation.
 Growth - Class IB Shares  LLC
Putnam VT Voyager Fund -   Putnam Investment Management,      Seeks capital appreciation.
 Class IB Shares           LLC
SECURIAN FUNDS TRUST
SFT Advantus Bond Fund -   Advantus Capital Management, Inc.  Seeks as high a level of a long-term
 Class 2 Shares                                               total rate of return as is consistent with
                                                              prudent investment risk. The Portfolio
                                                              also seeks preservation of capital as a
                                                              secondary objective.

                                         INVESTMENT                              INVESTMENT
         FUND NAME                        ADVISER                                OBJECTIVE
         ---------                       ----------                              ----------
SFT Advantus Dynamic        Advantus Capital Management, Inc.     Seeks to maximize risk-adjusted total
 Managed Volatility Fund*                                         return relative to its blended
                                                                  benchmark index, comprised of 60%
                                                                  S&P 500 Index and 40% Barclays U.S.
                                                                  Aggregate Bond Index (the Benchmark
                                                                  Index).
SFT Advantus Government     Advantus Capital Management, Inc.     Seeks maximum current income to the
 Money Market Fund+                                               extent consistent with liquidity and the
                                                                  preservation of capital.
SFT Advantus Index 400      Advantus Capital Management, Inc.     Seeks investment results generally
 Mid-Cap Fund - Class 2                                           corresponding to the aggregate price
 Shares                                                           and dividend performance of the
                                                                  publicly traded common stocks that
                                                                  comprise the Standard & Poor's 400
                                                                  MidCap Index (the S&P 400).
SFT Advantus Index 500      Advantus Capital Management, Inc.     Seeks investment results that
 Fund - Class 2 Shares                                            correspond generally to the price and
                                                                  yield performance of the common
                                                                  stocks included in the Standard &
                                                                  Poor's 500 Composite Stock Price
                                                                  Index (the S&P 500).
SFT Advantus                Advantus Capital Management, Inc.     Seeks to maximize current income,
 International Bond Fund    SUB-ADVISER: Franklin Advisers, Inc.  consistent with the protection of
 - Class 2 Shares                                                 principal.
SFT Advantus Managed        Advantus Capital Management, Inc.     Seeks to maximize risk-adjusted total
 Volatility Equity Fund*                                          return relative to its blended
                                                                  benchmark index, comprised of 60%
                                                                  S&P 500 Low Volatility Index, 20%
                                                                  S&P BMI International Developed Low
                                                                  Volatility and 20% Barclays U.S.
                                                                  3 month Treasury Bellwether Index
                                                                  (the Benchmark Index)
SFT Advantus                Advantus Capital Management, Inc.     Seeks a high level of current income
 Mortgage Securities Fund -                                       consistent with prudent investment
 Class 2 Shares                                                   risk.
SFT Advantus Real Estate    Advantus Capital Management, Inc.     Seeks above average income and long-
 Securities Fund - Class                                          term growth of capital.
 2 Shares
SFT Ivy/SM/ Growth Fund     Advantus Capital Management, Inc.     Seeks to provide growth of capital.
                            SUB-ADVISER: Waddell & Reed
                            Investment Management Company
SFT Ivy/SM/ Small Cap       Advantus Capital Management, Inc.     Seeks to provide growth of capital.
 Growth Fund                SUB-ADVISER: Waddell & Reed
                            Investment Management Company
SFT Pyramis(R) Core         Advantus Capital Management, Inc.     Seeks long-term capital appreciation.
 Equity Fund - Class 2      SUB-ADVISER: Fidelity Institutional
 Shares                     Asset Management
SFT T. Rowe Price Value     Advantus Capital Management, Inc.     Seeks to provide long-term capital
 Fund                       SUB-ADVISER: T. Rowe Price            appreciation by investing in common
                            Associates, Inc.                      stocks believed to be undervalued.
                                                                  Income is a secondary objective.
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Morgan Stanley UIF          Morgan Stanley Investment             Seeks long-term capital appreciation by
 Emerging Markets Equity    Management Inc.                       investing primarily in growth-oriented
 Portfolio - Class II                                             equity securities of issuers in emerging
 Shares                                                           market countries.

+ Although the SFT Advantus Government Money Market Fund seeks to preserve a stable net asset value per share, it is possible to lose money by investing in the SFT Advantus Government Money Market Fund. An investment in the SFT Advantus Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. In addition, because of expenses incurred by sub-accounts in the Variable Annuity Account, during extended periods of low interest rates, the yield of the sub-account that invests in the SFT Advantus Government Money Market Fund may become extremely low and possibly negative.

* This Fund employs a Managed Volatility Strategy.

DESCRIPTION OF THE CONTRACT

Your contract may be used generally in connection with all types of tax-qualified plans, state deferred compensation plans or individual retirement annuities adopted by, or on behalf of individuals. It may also be purchased by individuals not as a part of any retirement plan. The contract provides for a variable annuity or a fixed annuity to begin at some future date.

You must complete an application and submit it to us. We will review your application form for compliance with our issue criteria, and if it is accepted, we will issue the contract to you. In some states you may be able to purchase the contract through an automated electronic transmission process. Ask your representative about availability and details. The annuitant must be the same as the owner except in situations where the owner is other than a natural person, such as a trust, corporation or similar entity or where otherwise agreed to by us.

RIGHT OF CANCELLATION OR "FREE LOOK"

You should read your contract carefully as soon as you receive it. You may cancel your contract within twenty days after its delivery, for any reason, by giving us written notice at: Annuity Services, P.O. Box 64628, St. Paul, MN 55164-0628. This is referred to as the "free look" period. If you cancel and return your contract during the "free look period", we will refund to you the amount of your contract value plus any premium tax charges that may have been deducted, or such other amount as required by your state. Purchase payments will be invested in accordance with your allocation instructions during the free look period. You may bear the investment risk for your purchase payments during this period.

Payment of the requested refund will be made to you within seven days after we receive notice of cancellation. In some states, the free look period may be longer. See your contract for complete details regarding your right to cancel.

1035 EXCHANGES OR REPLACEMENTS

If you are considering the purchase of this contract with the proceeds of another annuity or life insurance contract, also referred to as a "Section 1035 Exchange" or "Replacement", it may or may not be advantageous to replace your existing contract with this contract. You should compare both contracts carefully. You may have to pay surrender charges on your old contract and there is a deferred sales charge period for this contract. In addition, the charges for this contract may be higher (or lower) and the benefits or investment options may be different from your old contract. You should not exchange another contract for this one unless you determine, after knowing all of the facts, that the exchange is in your best interest. For additional information regarding the tax impact in Section 1035 Exchanges, see "Federal Tax Status --
Section 1035 Exchanges.''

PURCHASE PAYMENTS

You choose when to make purchase payments. Your initial purchase payment must be at least equal to $10,000, and must be in U.S. dollars.

We may reduce the initial purchase payment requirement if you purchase this contract through a 1035 exchange or qualified plan direct transfer from a contract issued by another carrier and at the time of application the value of the other contract(s) meets or exceeds the applicable minimum initial purchase payment for this contract, but prior to receipt by us of the proceeds from the other contract(s), the value drops below the minimum initial purchase payment requirement due to market conditions.

You must submit this amount along with your application. There may also be limits on the maximum contributions that you can make to retirement plans. Be sure to review your retirement plan's contribution rules, applicable to your situation.

We will return your initial payment or any subsequent payment within five business days if: (1) your application or instructions fail to specify which portfolios you desire, or are otherwise incomplete, or (2) you do not consent to our retention of your payment until the application or instructions are made complete and in "good order."

Purchase payments subsequent to your initial payment must be at least $500 regardless of the type of contract you purchase or the retirement plan with which it is used. Total purchase payments may not exceed $2,000,000, for the benefit of the same owner or annuitant except with our consent. Currently we are waiving this limitation up to $5,000,000. Additional purchase payments will not be accepted while either the owner or joint owner qualifies under the nursing home or terminal illness provisions for the waiver of any deferred sales charges. For purposes of this limitation, we may aggregate other Minnesota Life annuity contracts with this one.

AUTOMATIC PURCHASE PLAN

If you elect to establish an Automatic Purchase Plan (APP), the minimum subsequent purchase payment amount is reduced to $100. You may elect purchase payments to occur on a bi-weekly, monthly, bi-monthly, quarterly, semi-annual or annual basis. You must also select which day of the month you would like your APP draft to occur. You may select from the 1st day of the month through the 25th day. If the date you selected falls on a date that is not a valuation date, for example because it's a holiday or weekend, the transaction will be processed on the next valuation date.

PURCHASE PAYMENT ALLOCATION OPTIONS

Your purchase payments may be allocated to a portfolio of the variable annuity account, to the DCA Fixed Account or to one or more guarantee period(s) of the guaranteed term account if available. There is no minimum amount which must be allocated to any of the allocation options.

FOCUSED PORTFOLIO STRATEGIES OR MODELS

Minnesota Life makes available to contract owners at no additional charge five diversified model portfolios called "Focused Portfolio Strategies or Models" ("model portfolios") that range from conservative to aggressive in investment style. These model portfolios are intended to provide a diversified investment portfolio by combining different asset classes to help you reach your investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.

Securian Financial Services, Inc. ("Securian Financial"), a broker-dealer and registered investment adviser, determined the composition of the Model Portfolios. Securian Financial is an affiliate of Minnesota Life and the principal underwriter of the contract. THERE IS NO INVESTMENT ADVISORY RELATIONSHIP BETWEEN SECURIAN FINANCIAL AND CONTRACT OWNERS. YOU SHOULD NOT RELY ON THE MODEL PORTFOLIOS AS PROVIDING INDIVIDUALIZED INVESTMENT RECOMMENDATIONS TO YOU. In the future, Minnesota Life may modify or discontinue its arrangement with Securian Financial, in which case Minnesota Life may contract with another firm to provide similar asset allocation models, may provide its own asset allocation models, or may choose not to make any models available.

The following is a brief description of the five Model Portfolios currently available. They are more fully described in a separate brochure. Your sales representative can provide additional information about the Model Portfolios. Please talk to him or her if you have additional questions about these Model Portfolios.

AGGRESSIVE GROWTH PORTFOLIO

The Aggressive Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 100% in equity investments. The largest of the asset class target allocations are in U.S. large cap value, international large cap equity, and U.S. large cap growth.

GROWTH PORTFOLIO

The Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 80% in equity and 20% in fixed income investments. The largest of the asset class target allocations are in U.S. large cap value, international large cap equity, U.S. large cap growth, and fixed income.

CONSERVATIVE GROWTH PORTFOLIO

The Conservative Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 60% in equity and 40% in fixed income investments. The largest asset class target allocations are in fixed income, U.S. large cap value, international large cap equity, and U.S. large cap growth.

INCOME AND GROWTH PORTFOLIO

The Income and Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 40% in equity and 60% in fixed income investments. The largest asset class target allocations are in fixed income, U.S. large cap value, international large cap equity, and U.S. large cap growth.

INCOME PORTFOLIO

The Income portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 20% in equity and 80% in fixed income investments. The largest asset class target allocations are in fixed income, U.S. large cap value and U.S. large cap growth.

The target asset allocations of these Model Portfolios may vary from time to time in response to market conditions and changes in the holdings of the Funds in the underlying Portfolios. However, this is considered a "static" allocation model. When you elect one of the Model Portfolios we do not automatically change your allocations among the Sub-Accounts if the Model Portfolio's allocation is changed. You must instruct us to change the allocation.

Certain Model Portfolios may be used with some of the living benefit riders. Please see the section that describes the optional benefit for additional discussion of how the models may be used for these benefits.

CUSTOMCHOICE ALLOCATION OPTION

In conjunction with certain living benefit riders you may have the option of participating in the CustomChoice Allocation Option. Currently, this option is only available if you purchase one of the optional living benefit riders other than GIPB. This option is an asset allocation approach that is intended to offer you a variety of investment options while also allowing us to limit some of the risk that we take when offering living benefit riders. IN PROVIDING THIS ALLOCATION OPTION, MINNESOTA LIFE IS NOT PROVIDING INVESTMENT ADVICE OR MANAGING THE ALLOCATIONS UNDER YOUR CONTRACT. THIS IS NOT AN INVESTMENT ADVISORY ACCOUNT. IF YOU PARTICIPATE IN THIS OPTION YOU HAVE SOLE AUTHORITY TO MAKE INVESTMENT ALLOCATION DECISIONS WITHIN THE DEFINED LIMITATIONS. If you choose to participate in this option you must allocate 100% of your contract value within the limitations set forth below.

You may transfer your contract value among the fund options within a group or among funds in different groups provided that after the transfer your allocation meets the limitations below. Transfers between funds within the CustomChoice Allocation Option will be validated against the limitations based on contract values as of the valuation date preceding the transfer. We will reject any allocation instructions that do not comply with the limitations.

If we receive an instruction that will result in an allocation that does not comply with the allocation limitations, we will notify you either through your financial representative or directly via phone or email. THE DCA FIXED ACCOUNT AND GUARANTEED TERM ACCOUNT OPTIONS ARE NOT AVAILABLE IF YOU PARTICIPATE IN THE CUSTOMCHOICE ALLOCATION OPTION.

In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. ASSET ALLOCATION DOES NOT ENSURE A PROFIT OR PROTECT AGAINST A LOSS IN A DECLINING MARKET.

To participate in the CustomChoice Allocation Option you must allocate 100% of your contract value to Groups A, B, C, D, and E, according to the following limitations:

    Group A -- a MINIMUM of 30% and MAXIMUM of 60% of your total allocation, but no more than 30% of your total allocation may be allocated to any single fund in Group A

    Group B -- a MINIMUM of 40% and MAXIMUM of 70% of your total allocation

    Group C -- a MAXIMUM of 30% of your total allocation

    Group D -- a MAXIMUM of 10% of your total allocation

    Group E -- a MAXIMUM of 5% of your total allocation

Please note -- the above percentage limitations require that you allocate a minimum of 30% of your contract value to Group A and a minimum of 40% of your contract value to Group B. You are not required to allocate anything to Groups C, D, or E.

GROUP A (30% -- 60% -- NO MORE THAN 30% IN ANY SINGLE FUND)

             AMERICAN CENTURY VARIABLE  PIMCO VARIABLE INSURANCE
             PORTFOLIOS II, INC.        TRUST
               .  VP Inflation            .  PIMCO VIT Low
                  Protection Fund --         Duration Portfolio
                  Class II Shares            -- Advisor Class
             AMERICAN FUNDS INSURANCE        Shares
             SERIES(R)                    .  PIMCO VIT Total
               .  U.S.                       Return Portfolio --
                  Government/AAA-Rated       Advisor Class Shares
                  Securities Fund/SM/   SECURIAN FUNDS TRUST
                  -- Class 2 Shares       .  SFT Advantus Bond
             GOLDMAN SACHS VARIABLE          Fund -- Class 2
             INSURANCE TRUST                 Shares
               .  Goldman Sachs VIT       .  SFT Advantus
                  High Quality               Government Money
                  Floating Rate --           Market Fund
                  Service Shares          .  SFT Advantus
             JANUS ASPEN SERIES              Mortgage Securities
               .  Flexible Bond              Fund -- Class 2
                  Portfolio --               Shares
                  Service Shares

GROUP B (40%-70%)

 AB VARIABLE PRODUCTS SERIES FUND, INC.   .  TOPS(R) Managed Risk Flex ETF
   .  Dynamic Asset Allocation               Portfolio
      Portfolio -- Class B Shares         .  TOPS(R) Managed Risk Growth ETF
 GOLDMAN SACHS VARIABLE INSURANCE TRUST      Portfolio -- Class 2 Shares
   .  Goldman Sachs VIT Global Trends     .  TOPS(R) Managed Risk Moderate
      Allocation Fund -- Service Shares      Growth ETF Portfolio -- Class 2
 IVY FUNDS VARIABLE INSURANCE                Shares
 PORTFOLIOS                             PIMCO VARIABLE INSURANCE TRUST
   .  Ivy Funds VIP Pathfinder            .  PIMCO VIT Global Diversified
      Moderately Aggressive -- Managed       Allocation Portfolio -- Advisor
      Volatility                             Class Shares
   .  Ivy Funds VIP Pathfinder          SECURIAN FUNDS TRUST
      Moderate -- Managed Volatility      .  SFT Advantus Dynamic Managed
   .  Ivy Funds VIP Pathfinder               Volatility Fund
      Moderately Conservative --          .  SFT Advantus Managed Volatility
      Managed Volatility                     Equity Fund
 NORTHERN LIGHTS VARIABLE TRUST
   .  TOPS(R) Managed Risk Balanced
      ETF Portfolio -- Class 2 Shares

GROUP C (UP TO 30%)

 AIM VARIABLE INSURANCE FUNDS (INVESCO  IVY FUNDS VARIABLE INSURANCE
 VARIABLE INSURANCE FUNDS)              PORTFOLIOS
   .  Invesco V.I. Comstock Fund --       .  Ivy Funds VIP Asset Strategy
      Series II Shares                    .  Ivy Funds VIP Balanced
   .  Invesco V.I. Equity and Income      .  Ivy Funds VIP Core Equity
      Fund -- Series II Shares            .  Ivy Funds VIP Value
 ALPS VARIABLE INVESTMENT TRUST         JANUS ASPEN SERIES
 (MORNINGSTAR)                            .  Balanced Portfolio -- Service
   .  Morningstar Aggressive Growth          Shares
      ETF Asset Allocation Portfolio      .  Perkins Mid Cap Value Portfolio
      -- Class II Shares                     -- Service Shares
   .  Morningstar Balanced ETF Asset    NEUBERGER BERMAN ADVISERS MANAGEMENT
      Allocation Portfolio -- Class II  TRUST
      Shares                              .  Neuberger Berman AMT Socially
   .  Morningstar Conservative ETF           Responsive Portfolio -- S Class
      Asset Allocation Portfolio --     PUTNAM VARIABLE TRUST
      Class II Shares                     .  Putnam VT Growth and Income Fund
   .  Morningstar Growth ETF Asset           -- Class IB Shares
      Allocation Portfolio -- Class II  SECURIAN FUNDS TRUST
      Shares                              .  SFT Advantus Index 500 Fund --
   .  Morningstar Income and Growth          Class 2 Shares
      ETF Asset Allocation Portfolio      .  SFT Ivy/SM/ Growth Fund
      -- Class II Shares                  .  SFT Pyramis(R) Core Equity
 AMERICAN FUNDS INSURANCE SERIES(R)          Fund -- Class 2 Shares
   .  Growth Fund/SM/ -- Class 2 Shares   .  SFT T. Rowe Price Value Fund
   .  Growth-Income Fund/SM/ -- Class
      2 Shares
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS FUNDS
   .  Fidelity VIP Equity-Income
      Portfolio -- Service Class 2
      Shares

GROUP D (UP TO 10%)

 AIM VARIABLE INSURANCE FUNDS (INVESCO  JANUS ASPEN SERIES
 VARIABLE INSURANCE FUNDS)                .  Forty Portfolio -- Service Shares
   .  Invesco V.I. American Value Fund  LEGG MASON PARTNERS VARIABLE EQUITY
      -- Series II Shares               TRUST
   .  Invesco V.I. Small Cap Equity       .  ClearBridge Variable Small Cap
      Fund -- Series II Shares               Growth Portfolio -- Class II
 AMERICAN FUNDS INSURANCE SERIES(R)          Shares
   .  Global Bond Fund/SM/ -- Class 2   MFS(R) VARIABLE INSURANCE TRUST II
      Shares                              .  MFS(R) International Value
   .  Global Growth Fund/SM/ -- Class        Portfolio -- Service Shares
      2 Shares                          OPPENHEIMER VARIABLE ACCOUNT FUNDS
   .  International Fund/SM/ -- Class     .  Oppenheimer International Growth
      2 Shares                               Fund/VA -- Service Shares
 FIDELITY(R) VARIABLE INSURANCE         PUTNAM VARIABLE TRUST
 PRODUCTS FUNDS                           .  Putnam VT Voyager Fund -- Class
   .  Mid Cap Portfolio -- Service           IB Shares
      Class 2 Shares                    SECURIAN FUNDS TRUST
 IVY FUNDS VARIABLE INSURANCE             .  SFT Advantus Index 400 Mid Cap
 PORTFOLIOS                                  Fund -- Class 2 Shares
   .  Ivy Funds VIP Global Growth         .  SFT Advantus International Bond
   .  Ivy Funds VIP International Core       Fund -- Class 2 Shares
      Equity                              .  SFT Ivy/SM/ Small Cap Growth Fund
   .  Ivy Funds VIP Mid Cap Growth
   .  Ivy Funds VIP Small Cap Value

GROUP E (UP TO 5%)

             -----------------------------------------------------
             AMERICAN FUNDS INSURANCE     .  Ivy Funds VIP High
             SERIES(R)                       Income
               .  Global Small            .  Ivy Funds VIP Micro
                  Capitalization             Cap Growth
                  Fund/SM/ -- Class 2     .  Ivy Funds VIP
                  Shares                     Science and
               .  New World Fund(R) --       Technology
                  Class 2 Shares        JANUS ASPEN SERIES
             FRANKLIN TEMPLETON           .  Overseas Portfolio
             VARIABLE INSURANCE              -- Service Shares
             PRODUCTS TRUST             SECURIAN FUNDS TRUST
               .  Franklin Small Cap      .  SFT Advantus Real
                  Value VIP Fund --          Estate Securities
                  Class 2 Shares             Fund -- Class 2
               .  Templeton Developing       Shares
                  Markets VIP Fund --   THE UNIVERSAL
                  Class 2 Shares        INSTITUTIONAL FUNDS, INC.
             IVY FUNDS VARIABLE           .  Morgan Stanley UIF
             INSURANCE PORTFOLIOS            Emerging Markets
               .  Ivy Funds VIP Global       Equity Portfolio --
                  Natural Resources          Class II Shares
             -----------------------------------------------------

REBALANCING

If you elect to use the CustomChoice Allocation Option, your contract value will automatically be rebalanced each quarter. When we rebalance your contract value we will transfer amounts between sub-accounts so that the allocations when the rebalancing is complete are the same as the most recent allocation instructions we received from you. The rebalancing will occur on the same day of the month as the contract date. If the contract date is after the 25th of the month, rebalancing will occur on the first business day of the following month. If the quarterly rebalancing date does not fall on a business

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date, the rebalancing will occur on the next business date. REBALANCING DOES
NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

POSSIBLE CHANGES

We reserve the right to add, remove, or change the groups, the funds within each group, or the percentage limitations for each group. We will notify you of any such change. If there is a change, you will not need to change your then-current allocation instructions. However, the next time you make a purchase payment, reallocation request or transfer request, we will require that your allocation instructions comply with the limitations in effect at the time of the purchase payment, reallocation request or transfer request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If a contract owner makes an allocation change request to a fund or group that is no longer available, the contract owner will be obligated to provide a new allocation instruction to a fund or group available at the time of the request. Until your next purchase payment, transfer request or reallocation request, quarterly rebalancing will continue to be based on the most recent allocation instructions we received from you.

TERMINATION

To terminate participation in the CustomChoice Allocation Option you must allocate your entire contract value to another allocation plan approved for use with the rider you have elected.

TRANSFERS

Values may be transferred between the guarantee period(s) of the guaranteed term account if available to your contract and/or between or among the portfolios of the variable annuity account. You may effect transfers or change allocation of future purchase payments by written request, internet (through our Online Service Center) or telephone transfer. We will make the transfer on the basis of accumulation unit values next determined after receipt of your request at our home office. You may not transfer into the DCA Fixed Account.

Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone requests (including any faxed requests) and internet transfers through our on-line service center. We have procedures designed to provide reasonable assurance that telephone, internet or faxed authorizations are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We require contract owners or persons authorized by them to provide identifying information to us for telephone and internet transactions, we record telephone instruction conversations and we provide you with written confirmations of your telephone, internet or faxed transactions.

There is generally no dollar amount limitation on transfers. Limitations apply in the case of systematic transfer arrangements. See "Systematic Transfer Arrangements".

No deferred sales charge will be imposed on transfers. In addition, there is currently no charge for transfers. However, we reserve the right to charge up to $10 per transfer if you make more than 12 transfers in any single contract year. A market value adjustment may apply in the case of amounts transferred from a guarantee period of the guaranteed term account. Please see "General Information -- Fixed Account(s) and the Guaranteed Term Account" for details.

During periods of marked economic or market changes, you may experience difficulty making a telephone, internet or faxed requests due to market conditions or performance of systems. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request.

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MARKET TIMING AND DISRUPTIVE TRADING

This contract is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market timing." Market timing activity and frequent trading in your contract can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term contract owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this contract if you intend to engage in market timing or frequent transfer activity.

We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for contract owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.

We reserve the right to restrict the frequency of -- or otherwise modify, condition or terminate -- any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by one or more contract owners is or would be to the disadvantage of other contract owners. Any new restriction that we would impose will apply to your contract without regard to when you purchased it. We also reserve the right to implement, administer, and charge you for any fees or restrictions, including redemption fees that may be imposed by an underlying portfolio attributable to transfers in your contract. We will consider one or more of the following factors:

  .  the dollar amount of the transfer(s);

  . whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;

  . whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;

  .  the number of transfers in the previous calendar quarter;

  . whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon our detecting further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your contract will be permanent.

In addition to our market timing procedures, the underlying portfolios may have their own market timing policies and restrictions. While we reserve the right to enforce the portfolios' policies and

                                                                        PAGE 29

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procedures, contract owners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each portfolio or its principal underwriter that obligates us to provide the portfolio promptly upon request certain information about the trading activity of individual contract owners, and (2) execute instructions from the portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the market timing policies established by the portfolios.

None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging or Automatic Portfolio Rebalancing.

SPECULATIVE INVESTING

Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. Your contract may not be traded on any stock exchange or secondary market. By purchasing this contract you represent and warrant that you are not using this contract, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.

SYSTEMATIC TRANSFER ARRANGEMENTS

We offer certain systematic transfer arrangements including rebalancing and two dollar cost averaging options -- (1) regular Dollar Cost Averaging ("DCA") and
(2) the DCA Fixed Account option. You may elect either rebalancing or regular DCA to occur on a monthly, quarterly, semi-annual or annual basis. However, you may not elect more than one of these systematic transfer arrangements on the same contract at the same time. You must also select the day of the month you would like the transaction to be processed (ranging from the 1st to the 25th day of the month). If a transaction cannot be completed on that date, for example, because it's a weekend or holiday, it will be processed on the next valuation date. There will be no charge for any of the systematic transfer arrangements described below, and they will not count toward your 12 transfers in any single contract year described above.

    AUTOMATIC PORTFOLIO REBALANCING

Rebalancing is a technique where you instruct us to re-allocate specific portfolios periodically to a predetermined percentage. We will re-allocate your portfolios based on the designated date, frequency and percentage instructions you provide to us.

Rebalancing will not affect your allocation of future purchase payments and is not limited to a maximum or minimum number of portfolios. Rebalancing is not available for values in a guarantee period of the guaranteed term account or for values in the DCA Fixed Account.

If you elect a variable annuitization, the annuitant may instruct us to rebalance the variable sub-accounts. Rebalancing is not available for any portion that is a fixed annuitization.

    DOLLAR COST AVERAGING

Dollar Cost Averaging ("DCA") is another type of systematic transfer arrangement. DCA is an investment technique by which you invest a set amount of money at regular intervals. This technique averages the cost of the units you purchase over the period of time and may help to even out the market's volatility in your portfolio.

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For the "regular" DCA, you must tell us the sub-accounts in your contract that you wish to transfer amounts out of as well as the sub-accounts into which you wish the amounts transferred. In addition, you must instruct us as to the dollar amount (or percentage amount) you wish transferred and the frequency (monthly, quarterly, semi-annual or annual). You must also select the day of the month you would like the transaction to be processed (ranging from the 1st to the 25th day of the month). You may not elect "regular" DCA out of any of the guaranteed term accounts.

Your "regular" DCA instructions will remain active until the portfolio is depleted in the absence of specific instructions otherwise. DCA will not effect your allocation of future purchase payments; is not limited to a maximum or minimum number of portfolios; and is not available after you annuitize.

    DCA FIXED ACCOUNT OPTION

The DCA Fixed Account option also allows you to dollar cost average. The DCA Fixed Account option may only be used for new purchase payments to the contract -- you may not transfer into it from other investment options.

Purchase payment amounts that you allocate to the DCA Fixed Account will be held in a fixed account which credits interest at an annual rate at least equal to the minimum guaranteed interest rate shown in your contract. Beginning one month following the date a purchase payment is allocated to the DCA Fixed Account, a portion of the amount allocated will be systematically transferred over an established period of time (currently either 6 months or 12 months) to sub-accounts of the variable annuity account that you have elected. If the systematic transfer would occur on or after the 26th day of the month, then the systematic transfer will be on the first day of the following month instead.

Each month thereafter a portion of the allocated purchase payment will be transferred to the designated sub-accounts until the DCA Fixed Account has been depleted. In the event you allocate additional purchase payments to the DCA Fixed Account during the period selected, those additional amounts will be transferred over the remainder of the period. If you allocate purchase payments to the DCA Fixed Account after it is depleted, a new period of time will be started, as selected by you.

The DCA Fixed Account is not available with automatic purchase plans or in combination with any other systematic transfer arrangement. The DCA Fixed Account is not available if you elect an optional living benefit that contains asset allocation requirements.

If you wish to terminate this systematic transfer prior to the end of the period, you may instruct us to do so. Any remaining amount held in the DCA Fixed Account at that time will be transferred to the sub-accounts you elected as of the valuation date coincident with or next following the date you instruct us to terminate the transfers. In the event you die prior to the end of the period, the amount remaining in your DCA Fixed Account when we receive notice of your death will be transferred to the government money market sub-account.

The DCA Fixed Account is not available after you annuitize. Amounts held in the DCA Fixed Account are part of our general account. To the extent permitted by law we reserve the right at any time to stop accepting new purchase payments to the DCA Fixed Account.

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Below is an example designed to show how transfers from the DCA Fixed Account might work:

                           DCA FIXED ACCOUNT EXAMPLE

                                     PURCHASE
                         DCA FIXED   PAYMENTS
                          ACCOUNT  ALLOCATED TO                         DCA FIXED
TRANSACTION               BEFORE        DCA      TRANSFER TO SELECTED ACCOUNT AFTER
   DATE      TRANSACTION ACTIVITY  FIXED ACCOUNT     SUB-ACCOUNTS       ACTIVITY
-----------  ----------- --------- ------------- -------------------- -------------
  June 1      Purchase      --       20,000.00            --            20,000.00
              Payment

  July 1      Monthly    20,032.58      --             1,669.38         18,363.20
              Transfer                              (=20,032.58/12)

 August 1     Monthly    18,394.11      --             1,672.19         16,721.92
              Transfer                              (=18,394.11/11)

 August 15    Purchase   16,734.63   10,000.00            --            26,734.63
              Payment

September 1   Monthly    26,759.30      --             2,675.93         24,083.37
              Transfer                              (=26,759.30/10)

To illustrate the DCA Fixed Account, assume a contract is issued on June 1. At this time, Purchase payments totaling $20,000 are allocated to the 12 month DCA Fixed Account. Assume the interest rate as of June 1 for the 12 month DCA Fixed Account option is 2%.

On July 1, one month after the first purchase payment into the DCA Fixed Account, the DCA Fixed Account value with interest is $20,032.58. There are 12 monthly transfers remaining from the DCA Fixed Account. Therefore, an amount of $1,669.38 ($20,032.58 /12) is transferred into the variable Sub-Accounts you previously selected.

On August 1, two months after the initial purchase payment into the DCA Fixed Account, the DCA Fixed Account value with interest is $18,394.11. There are 11 monthly transfers remaining in the period. Therefore, an amount of $1,672.19 ($18,394.11 /11) is transferred into the variable Sub-Accounts you previously selected.

On August 15, the value of the DCA Fixed Account is $16,734.63. An additional purchase payment of $10,000 is allocated to the DCA Fixed Account resulting in a DCA Fixed Account value of $26,734.63. Since this additional purchase payment was made during the 12 month period originally established on June 1, the resulting DCA Fixed Account Value will be transferred over the remaining 10 monthly transfers.

On September 1, three months after the initial purchase payment into the DCA Fixed Account, the DCA Fixed Account value with interest is $26,759.30. There are 10 monthly transfers remaining in the period. Therefore, an amount of $2,675.93 ($26,759.30 /10) is transferred into the variable sub-accounts you previously selected.

This process will continue, with transfers being made monthly, until the end of the 12 month period. The final transfer will occur on June 1 of the following year. Following this transfer, the DCA Fixed Account value will equal zero.

PURCHASE PAYMENTS AND VALUE OF THE CONTRACT

    CREDITING ACCUMULATION UNITS

During the accumulation period each purchase payment is credited on the valuation date on or following the date we receive the purchase payment at our home office. We will credit your purchase payments allocated to the variable annuity account, to your contract in the form of accumulation units. The number of accumulation units credited with respect to each purchase payment is determined by

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dividing the portion of the purchase payment allocated to each sub-account by the then current accumulation unit value for that sub-account.

The number of accumulation units so determined shall not be changed by any subsequent change in the value of an accumulation unit, but the value of an accumulation unit will vary from valuation date to valuation date to reflect the investment experience of the portfolio(s).

We will determine the value of accumulation units on each day on which each portfolio is valued. The net asset value of the portfolios' shares shall be computed once daily, and, in the case of government money market portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange ("Exchange") (currently, 3:00 p.m., Central Time), on each day, Monday through Friday, except:

  . days on which changes in the value of that portfolio's securities will not materially affect the current net asset value of that portfolio's shares;

  . days during which none of that portfolio's shares are tendered for redemption and no order to purchase or sell that portfolio's shares is received by that portfolio; and

  . customary national business holidays on which the Exchange is closed for trading.

The value of accumulation units for any given sub-account will be the same for all purchase payments we receive at our home office on that day prior to the close of the Exchange. Purchase payments received after the close of business of the Exchange will be priced on the next valuation date.

In addition to providing for the allocation of purchase payments to the sub-account of the variable annuity account, the contracts allow you to allocate purchase payments to the DCA Fixed Account or for contracts issued prior to June 1, 2011, to the guarantee periods of the guaranteed term account for accumulation at a guaranteed interest rate.

    VALUE OF THE CONTRACT

The contract value of your contract at any time prior to when annuity payments begin can be determined by multiplying the number of accumulation units of each portfolio to which you allocate values by the current value of those units and then adding the values so calculated. Then add to that amount any value you have allocated to any fixed account(s) and guarantee period(s) of the guaranteed term account. There is no assurance that your contract value will equal or exceed your purchase payments.

    ACCUMULATION UNIT VALUE

The value of an accumulation unit for each sub-account of the variable annuity account was set at $1.000000 on the first valuation date of the sub-account. The value of an accumulation unit on any subsequent valuation date is determined by multiplying:

  . the value of that accumulation unit on the immediately preceding valuation date by,

  . the net investment factor for the applicable sub-account (described below) for the valuation period just ended.

The value of an accumulation unit any day other than a valuation date is its value on the next valuation date.

NET INVESTMENT FACTOR FOR EACH VALUATION PERIOD

The net investment factor is an index used to measure the investment performance of a sub-account of the variable annuity account from one valuation period to the next. For any sub-account, the net

                                                                        PAGE 33

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investment factor for a valuation period is the gross investment rate for that sub-account for the valuation period, less a deduction for the mortality and expense risk charge at the current rate of 1.50% per annum (1.20% per annum after annuitization) and a deduction for the administrative charge at the current rate of .15% per annum. If you elected an optional benefit with a daily separate account charge, the charge associated with that option will also be deducted.

The gross investment rate may be positive or negative and is equal to:

  . the net asset value per share of a portfolio share held in a sub-account of the variable annuity account determined at the end of the current valuation period, plus

  . the per share amount of any dividend or capital gain distribution by the portfolio if the "ex-dividend" date occurs during the current valuation period, divided by,

  . the net asset value per share of that portfolio share determined at the end of the preceding valuation period.

REDEMPTIONS, WITHDRAWALS AND SURRENDER

Prior to the date annuity payments begin you may make partial withdrawals from your contract in amounts of at least $250. We will waive the minimum withdrawal amount:

  . on withdrawals where a systematic withdrawal program is in place and the smaller amount satisfies the minimum distribution requirements of the Code, or

  . when the withdrawal is requested because of an excess contribution to a tax-qualified contract.

To request a withdrawal or surrender (including 1035 exchanges) you may submit to Annuity Services a fully completed and signed surrender or withdrawal form authorized by Minnesota Life. You may also request certain partial withdrawals by telephone if we have a completed telephone authorization on file. Contact Annuity Services for details.

Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone requests including any faxed requests. We require contact owners or persons authorized by them to provide identifying information to use, we record telephone instruction conversations and we provide you with written confirmations of your telephone or faxed transactions. Minnesota Life will not be liable for any loss, expense, or cost arising out of any requests that we reasonably believe to be authentic.

During periods of marked economic or market changes, you may experience difficulty making a telephone request due to the volume of telephone calls. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request. We also reserve the right to suspend or limit telephone transactions.

Withdrawal values will be determined as of the valuation date we receive your written withdrawal request at our home office. Unless you tell us otherwise, and to the extent funds are allocated, withdrawals (including systematic withdrawals) will be taken from the variable annuity account, all guarantee periods of the guaranteed term account and any amounts in the DCA Fixed Account on a pro-rata basis.

Your contract value will be reduced by the amount of your withdrawal and any applicable deferred sales charge. Withdrawals or surrenders from one of the guarantee periods of the guaranteed term account may also be subject to a market value adjustment. Please refer to the sections titled; "General Information -- Fixed Account(s) and the Guaranteed Term Account" for details.

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If a withdrawal leaves you with a contract value of less than $1,000, we may elect to treat your withdrawal as a full surrender of your contract and send you your contract's surrender value, as calculated below.

Before annuity payments begin, you may surrender the contract for its surrender value. You will receive the surrender value in a single cash sum. The surrender value of your contract is the contract value computed as of the valuation date your surrender request is received, reduced by any applicable deferred sales charge and any market value adjustment for amounts held in a guarantee period of the guaranteed term account. In lieu of a cash sum payment, you may elect an annuity. In most cases, once annuity payments begin for an annuitant, the annuitant cannot surrender annuity benefit and receive a single sum instead (see "Electing the Retirement Date and Annuity Option" for more information).

MODIFICATION AND TERMINATION OF THE CONTRACT

Your contract may be modified at any time by written agreement between you and us. However, no such modification will adversely affect the rights of an annuitant under the contract unless the modification is made to comply with a law or government regulation. You will have the right to accept or reject the modification.

The contract permits us to cancel your contract, and pay you its contract value if:

  . no purchase payments are made for a period of two or more full contract years, and

  . the total purchase payments made, less any withdrawals and associated charges, are less than $2,000, and

  .  the contract value of the contract is less than $2,000.

We will notify you, in advance, of our intent to exercise this right in our annual report to you about the status of your contract. We will cancel the contract ninety days after the contract anniversary unless we receive an additional purchase payment before the end of that ninety day period. We will not terminate your contract solely because of poor sub-account performance. If we do elect to terminate your contract under this provision, no deferred sales charge will apply.

ASSIGNMENT

If the contract is sold in connection with a tax-qualified program (including employer sponsored employee pension benefit plans, tax-sheltered annuities and individual retirement annuities), then:

  . neither the annuitant's or your interest may be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and

  . to the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

If the contract is not issued in connection with a tax-qualified program, any person's interest in the contract may be assigned during the lifetime of the annuitant. You should discuss the tax consequences with you tax advisor.

We will not be bound by any assignment until we have recorded written notice of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action made by us before it was recorded. Any payments to an assignee will be paid in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

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DEFERMENT OF PAYMENT

We will pay any single sum payment within seven days after the date the payment is called for by the terms of the contract, unless the payment is postponed for:

  . any period during which the Exchange is closed other than customary weekend and holiday closings, or during which trading on the Exchange is restricted, as determined by the Securities and Exchange Commission ("SEC");

  . any period during which an emergency exists as determined by the SEC as a result of which it is not reasonably practical to dispose of securities in the portfolio(s) or to fairly determine the value of the assets of the portfolio(s); or

  . other periods the SEC by order permits for the protection of the contract owners.

See "Fixed Account(s) and the Guaranteed Term Account", for additional restrictions on those options.

CONFIRMATION STATEMENTS AND REPORTS

You will receive confirmation statements of any unscheduled purchase payment, transfer or withdrawal; surrender; and payment of any death benefit. Quarterly statements will be made available to you with certain contract information. However, we may not deliver a quarterly statement if you do not have any transactions during that quarter. Statements will include the number of accumulation units in your contract, current value of those units and the contract's total value. Scheduled transactions such as systematic withdrawals, automatic purchase plans and systematic transfers will be shown on your quarterly statement following the transaction. It will also include information related to any amount you have allocated to the fixed account(s) or guarantee periods of the guaranteed term account.

CONTRACT CHARGES AND FEES

DEFERRED SALES CHARGE

No sales charge is deducted from a purchase payment made for this contract at the time of its receipt. However, when a contract's value is reduced by a withdrawal or a surrender, a deferred sales charge ("DSC") may be deducted. The DSC applies to the total amount withdrawn, including the DSC (see example below). A deferred sales charge of up to 8% may apply to partial withdrawals and surrenders. The DSC will be deducted pro rata from all sub-accounts from which withdrawals are made. This is designed to compensate us for the distribution expenses of the contract. To the extent the sales expenses are not recovered from the sales charge, we will recover them from our other assets or surplus, including profits from mortality and expense risk charges.

The schedule in the table is applied separately to each purchase payment. All purchase payments will be allocated to a withdrawal or a surrender for this purpose on a first-in, first-out basis. This means that the withdrawal or surrender will be taken from the oldest purchase payment first. It applies only

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to withdrawal or surrender of purchase payments. The applicable DSC percentage is as shown in the table below:

                       YEARS SINCE PURCHASE PAYMENT  DSC
                       ----------------------------  ---
                                  0-1                 8%
                                  1-2                 7%
                                  2-3                 6%
                                  3-4                 6%
                            4 and thereafter          0%

The amount of the DSC is determined by:

  . calculating the number of years each purchase payment being withdrawn has been in the contract;

  . multiplying each purchase payment withdrawn by the appropriate deferred sales charge percentage in the table; and

  . adding the DSC from all purchase payments so calculated. This amount is then deducted from your contract value.

EXAMPLE Assuming that all amounts to be withdrawn are subject to a DSC. If the contract owner requests a withdrawal of $1,000, and the applicable deferred sales charge is 7% (because the purchase payment is more than 1 year old but less than two years old), the contract owner will receive $1,000, the deferred sales charge will be $75.27 (which represents the deferred sales charge applied to the total amount withdrawn, including the deferred sales charge) and the total withdrawal amount deducted from the contract value will equal $1,075.27.

The DSC will not apply to:

  . Amounts withdrawn in any contract year that are less than or equal to the annual "free amount." The free amount shall be equal to 10% of purchase payments not previously withdrawn and received by us during the current contract year plus the greater of:

     (1) contract value less purchase payments not previously withdrawn as of the most recent contract anniversary; or

     (2) 10% of the sum of purchase payments not previously withdrawn and still subject to DSC as of the most recent contract anniversary.

  .  Amounts withdrawn to pay the annual maintenance fee or any transfer charge.

  . Amounts payable as a death benefit upon the death of the owner or the annuitant, if applicable.

  .  Amounts applied to provide annuity payments under an annuity option.

  . Amounts withdrawn because of an excess contribution to a tax-qualified contract (including, for example, IRAs and tax sheltered annuities).

  . The difference between any required minimum distribution due (according to Internal Revenue Service (IRS) rules) on this contract and any annual "free amount" allowed.

  . A surrender or withdrawal requested any time after the first contract anniversary and if you meet the requirements of a qualifying confinement in a hospital or medical care facility as described below.

  . A surrender or withdrawal requested any time after the first contract anniversary and in the event that you are diagnosed with a terminal illness as described below.

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  .  A surrender or a single withdrawal amount any time after the first contract anniversary if the unemployment waiver applies.

  . Withdrawals in a contract year, if less than or equal to the Guaranteed Annual Withdrawal (GAW) if you have purchased the Guaranteed Minimum Withdrawal Benefit option.

  . Withdrawals in a contract year if less than or equal to the Guaranteed Annual Income (GAI) if you have purchased the Guaranteed Lifetime Withdrawal Benefit, Guaranteed Lifetime Withdrawal Benefit II-Single, Guaranteed Lifetime Withdrawal Benefit II-Joint, Encore Lifetime Income-Single, Encore Lifetime Income-Joint, Ovation Lifetime Income II-Single, or Ovation Lifetime Income II-Joint options.

    NURSING HOME OR TERMINAL ILLNESS WAIVER

    A surrender or withdrawal request made any time after the first contract anniversary due to the owner's confinement in a hospital or medical care facility for at least 90 consecutive days will not be subject to a DSC (Nursing Home Waiver). The request must be made while the owner is still confined or within 90 days after the discharge from a hospital or medical care facility after a confinement of at least 90 consecutive days. A medical care facility for this purpose means a facility operated pursuant to law or any state licensed facility providing medically necessary in-patient care which is:

     .   prescribed by a licensed Physician in writing; and

     . based on physical limitations which prohibit daily living in a non-institutional setting.

    A surrender or withdrawal request made any time after the first contract anniversary in the event the owner is diagnosed with a terminal illness will also not be subject to a DSC (Terminal Illness Waiver). A terminal illness for this purpose is a condition which:

     .   is diagnosed by a licensed Physician; and

     .   is expected to result in death within 12 months.

    For purposes of these provisions, we must receive due proof, satisfactory to us, of the owner's confinement or terminal illness in writing. Physician for this purpose means a licensed medical doctor (MD) or a licensed doctor of osteopathy (DO) practicing within the scope of his or her license; and not the owner, the annuitant or a member of either the owner's or the annuitant's immediate families.

    If the owner of this contract is other than a natural person, such as a trust or other similar entity, benefits payable due to nursing home confinement or terminal illness will be based upon the annuitant.

    If the owner, or annuitant in the case of a contract owned by a non-natural person, is changed in accordance with the provisions of this contract, a one-year waiting period will apply after the date of the change before the new owner or annuitant is eligible for this benefit.

    UNEMPLOYMENT WAIVER

    Any time after the first contract anniversary, the DSC will be waived for a single withdrawal from or surrender of your contract if you become unemployed. To qualify for this benefit, you must take the following steps:

     . provide us proof from a state unemployment agency indicating you have been receiving unemployment benefits for at least 60 consecutive days;

     . provide us proof that you were a full-time employee (at least 30 hours per week) on the date your contract was issued; and

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     .   apply for this benefit within 180 days of receipt of your first unemployment compensation payment.

    If the owner, or annuitant in the case of a contract owned by a non-natural person, is changed in accordance with the provisions of this contract, a one-year waiting period will apply after the date of the change before the new owner or annuitant is eligible for this benefit.

    This waiver may be exercised only one time.

MORTALITY AND EXPENSE RISK CHARGE

We assume mortality risk under the contract by our obligation to pay death benefits and to continue to make monthly annuity payments, in accordance with the annuity rate tables and other provisions in the contract, regardless of how long that annuitant lives or all annuitants as a group live. This assures an annuitant that neither the annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly annuity payments received under the contract. Our expense risk is the risk that the charges under the contract will be inadequate to cover our expenses. This charge is deducted during both the accumulation phase and the annuity phase of the contract.

For assuming these risks, we make a deduction from the variable annuity account at the annual rate of 1.50% the net asset value during the accumulation period. During the annuity period the annual rate changes to 1.20%.

ADMINISTRATIVE CHARGE

We perform all contract administrative services. These include the review of applications, the preparation and issuance of contracts, the receipt of purchase payments, forwarding amounts to the portfolios for investment, the preparation and mailing of periodic reports and other services.

For providing these services we make a deduction from the variable annuity account at the annual rate of 0.15% of the net asset value of the variable annuity account. This charge is taken during both the accumulation period and the annuity period by the contract. Since the charge is taken from a contract on each valuation date, there is no return of any part of the charge in the event that the contract is redeemed. As the charge is made as a percentage of assets in the variable annuity account, there is not necessarily a relationship between the amount of administrative charge imposed on a given contract and the amount of expenses that may be attributable to that contract.

ANNUAL MAINTENANCE FEE

We charge an annual maintenance fee for maintaining the records and documents with each contract. This fee is $30 and it will be deducted on each contract anniversary and at surrender of the contract on a pro rata basis from your accumulation value in the variable annuity account. We waive this fee if the greater of your purchase payments, less withdrawals, or your contract value is $50,000 or more at each contract anniversary.

OPTIONAL CONTRACT RIDER CHARGES

If you elect one of the optional death benefits and/or one of the other contract options, the charge described below will apply to your contract. A complete description of each optional contract rider can be found under the corresponding section of the Prospectus. If these deductions are insufficient to cover our actual costs, then we will absorb the resulting losses. If the deductions are more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, any excess will be profit to us. Some or all of such profit or "retained earnings" may be used to cover any distribution costs not recovered through the Deferred Sales Charge (DSC).

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HIGHEST ANNIVERSARY VALUE (HAV) DEATH BENEFIT OPTION -- CHARGE

  . If you purchase the HAV optional death benefit, we will deduct an annual HAV death benefit charge (HAV charge) for expenses related to this optional benefit. The HAV charge is equal to 0.15% annually of the variable contract value and this amount will be deducted daily from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

PREMIER DEATH BENEFIT (PDB) OPTION -- CHARGE

  . If you purchase the PDB optional death benefit, we will deduct an annual PDB death benefit charge for expenses related to this optional benefit.
     The PDB charge is equal to 0.35% annually of the variable contract value and this amount will be deducted daily from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

ESTATE ENHANCEMENT BENEFIT (EEB) OPTION -- CHARGE

  . If you purchase the EEB optional benefit, we will deduct an annual EEB benefit charge for expenses related to this optional benefit. The EEB charge is equal to 0.25% annually of the variable contract value and this amount will be deducted daily from amounts held in the variable annuity account. This charge will also reduce the interest rate available with this option. See the "Other Contract Options -- Estate Enhancement Benefit Option" for additional information. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OPTION -- CHARGE

  . If you purchase the GMIB optional benefit, we will deduct an annual GMIB benefit charge for expenses related to this optional benefit. The current GMIB benefit charge is equal to 0.95% multiplied by the GMIB benefit base amount. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the GMIB benefit base is determined. The maximum possible charge for this rider is 1.50%. Beginning with the first contract anniversary following the rider effective date and every contract anniversary thereafter, the GMIB benefit charge will be calculated and deducted in proportion to the contract owner's allocation to the sub-accounts in the variable annuity account. The charge does not apply after annuitization. In the event that the rider terminates prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

ENCORE LIFETIME INCOME-SINGLE (ENCORE-SINGLE) OPTION -- CHARGE

  . If you purchase the Encore-Single optional benefit, we will deduct an Encore-Single benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual Encore-Single charge is equal to 1.10% of the greater of the contract value or benefit base. The maximum possible charge for this rider is 1.75% of the greater of the contract value or benefit base. Beginning with the Encore-Single effective date and every three months thereafter, an amount equal to one quarter of the Encore-Single charge (0.275%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

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ENCORE LIFETIME INCOME-JOINT (ENCORE-JOINT) OPTION -- CHARGE

  . If you purchase the Encore-Joint optional benefit, we will deduct an Encore-Joint benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual Encore-Joint charge is equal to 1.30% of the greater of the contract value or benefit base. The maximum possible charge for this rider is 2.00% of the greater of the contract value or benefit base. Beginning with the Encore-Joint effective date and every three months thereafter, an amount equal to one quarter of the Encore-Joint charge (0.325%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

OVATION LIFETIME INCOME II-SINGLE (OVATION II-SINGLE) OPTION -- CHARGE

  . If you purchase the Ovation II-Single optional benefit, we will deduct an Ovation II-Single benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual Ovation II-Single charge is equal to 1.20% of the greater of the contract value or benefit base. The maximum possible charge for this rider is 2.25% of the greater of the contract value or benefit base. Beginning with the rider effective date and every three months thereafter, an amount equal to one quarter of the Ovation II-Single charge (0.30%) will be multiplied by the greater of the contract value or benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

OVATION LIFETIME INCOME II-JOINT (OVATION II-JOINT) OPTION -- CHARGE

  . If you purchase the Ovation II-Joint optional benefit, we will deduct an Ovation II-Joint benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual Ovation II-Joint charge is equal to 1.20% of the greater of the contract value or benefit base. The maximum possible charge for this rider is 2.50% of the greater of the contract value or benefit base. Beginning with the rider effective date and every three months thereafter, an amount equal to one quarter of the Ovation II-Joint charge (0.30%) will be multiplied by the greater of the contract value or benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

GUARANTEED INCOME PROVIDER BENEFIT (GIPB) OPTION -- CHARGE

  . If you purchase the GIPB optional benefit, we will deduct an annual GIPB benefit charge for expenses related to this optional benefit. The GIPB charge is equal to 0.50% annually of the variable contract value and this amount will be deducted daily from amounts held in the

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     variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) OPTION -- CHARGE

  . If you purchase the GMWB optional benefit, we will deduct a GMWB benefit charge on a quarterly basis for expenses related to this optional benefit. The current GMWB charge is equal to 0.50% annually multiplied by the Guaranteed Withdrawal Benefit (GWB) amount. The GWB amount is equal to the initial purchase payment if GMWB is added at contract issue. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. Beginning with the GMWB effective date and at the end of every three months thereafter, one quarter of the charge will be deducted pro rata from amounts held in the variable annuity account. The maximum possible annual charge will never exceed 1.00% of the GWB amount. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB) OPTION -- CHARGE

  . If you purchase the GLWB optional benefit, we will deduct a GLWB benefit charge on a quarterly basis for expenses related to this optional benefit. The GLWB charge is equal to 0.60% of contract value, applied quarterly. Beginning with the GLWB effective date and at the end of every three months thereafter, one quarter of the GLWB charge (0.15%) will be multiplied by the contract value on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-SINGLE (GLWB II-SINGLE) OPTION --
CHARGE

  . If you purchase the GLWB II-Single optional benefit, we will deduct a GLWB II-Single benefit charge on a quarterly basis for expenses related to this optional benefit. The GLWB II-Single charge is equal to 0.60% of the greater of the contract value or Guaranteed Withdrawal Benefit (GWB) amount, deducted quarterly. The maximum possible charge for this rider is 1.00%. The GWB amount is equal to the initial purchase payment if this rider is added at contract issue. If the rider is added at a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the rider. Beginning with the GLWB II-Single effective date and at the end of every three months thereafter, one quarter of the GLWB II-Single charge (0.15%) will be multiplied by the greater of the contract value or GWB on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. The charge does not apply after annuitization, or in the case of partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-JOINT (GLWB II-JOINT) OPTION -- CHARGE

  . If you purchase the GLWB II-Joint optional benefit, we will deduct a GLWB II-Joint benefit charge on a quarterly basis for expenses related to this optional benefit. The GLWB II-Joint charge is equal to 0.75% of the greater of the contract value or Guaranteed Withdrawal Benefit

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     (GWB) amount, deducted quarterly. The maximum possible charge for the rider is 1.15%. The GWB amount is equal to the initial purchase payment if this rider is added at contract issue. If the rider is added at a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the rider. Beginning with the GLWB II-Joint effective date and at the end of every three months thereafter, one quarter of the GLWB II-Joint charge (0.1875%) will be multiplied by the greater of the contract value or GWB on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. The charge does not apply after annuitization, or in the case of partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

PREMIUM TAXES

Deduction for any applicable state premium taxes may be made from each purchase payment or when annuity payments begin. Currently such taxes range from 0% to 3.5%, depending on applicable law. Any amount withdrawn from the contract may be reduced by any premium taxes not previously deducted. Transfers currently are free.

TRANSFER CHARGES

There currently is no charge for any transfer. However, we reserve the right under the contract to charge up to $10 per transfer if you make more than 12 transfers in any single contract year.

MARKET VALUE ADJUSTMENT

See "Fixed Account(s) and the Guaranteed Term Account" for a complete description of this charge.

UNDERLYING PORTFOLIO CHARGES

There are deductions from and expenses paid out of the assets of the portfolio companies that are described in the prospectuses of those companies.

ANNUITIZATION BENEFITS AND OPTIONS

ANNUITY PAYMENTS

When you elect annuity payments to commence, or annuitize, you elect to convert your contract value into a stream of payments. This is sometimes referred to as the "payout" phase of your contract. You may choose a fixed or variable annuitization, or a combination of both. You may annuitize your entire contract or a portion of your contract. In the event you annuitize only a portion of your contract, your contract value will be reduced by the amount you annuitize. If you choose a partial annuitization in a non-qualified contract with a life contingent option or a period certain of 10 years or more, the cost basis in the contract will be allocated pro rata between each portion of the contract. Partial annuitization is treated as a withdrawal for purposes of benefits provided under optional death and living benefit riders. You may wish to consult with your tax advisor in the event you choose a partial annuitization with an option that is not a life contingent option or period certain of less than 10 years as the tax treatment under the Internal Revenue Code is unclear. Values will be allocated at your direction to our fixed account for purposes of providing a fixed annuity payment and to the sub-accounts of the variable annuity account for purposes of providing variable annuity payments. You also need to elect an annuity option, which is described below.

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If you choose a variable annuitization, annuity payments are determined by several factors:

(a) the Assumed Investment Return (AIR) and mortality table specified in the contract,

(b) the age and gender of the annuitant and any joint annuitant,

(c) the type of annuity payment option you select, and

(d) the investment performance of the portfolios you select.

The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions described in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of those units, and thus the amounts of the monthly annuity payments will, however, reflect investment gains and losses and investment income of the portfolios. In other words, the annuity payments will vary with the investment experience of the assets of the portfolios you select. The dollar amount of payment determined for each sub-account will be aggregated for purposes of making payments.

When your contract is annuitized, any death benefit or living benefit rider is terminated and you are no longer eligible for any death benefit(s) or living benefit(s) if elected under the contract. However, your beneficiaries may be entitled to any remaining annuity payments, depending on the annuity option used. You should refer to the section of the prospectus describing the specific optional benefit you have elected and the Annuity Options section below for additional information.

Annuitization may provide higher income amounts and/or different tax treatment than payments or withdrawals taken as part of a living benefit. You should consult with your tax advisor, your financial advisor and consider requesting an annuitization illustration before you decide.

ELECTING THE RETIREMENT DATE AND ANNUITY OPTION

You must notify us in writing at least 30 days before annuity payments are to begin. Under the contract, if you do not make an election for an annuity commencement date, annuity payments will begin automatically on the maturity date. Unless you have agreed with us to change your maturity date, the maturity date is as set forth in your contract or in an endorsement to the contract. In general, it is the first of the month on or following the oldest annuitant's 95th birthday. You may elect an earlier annuity commencement date, as permitted by your contract.

Currently, it is our practice to await your instructions before beginning to pay annuity payments and we may allow you to extend the annuity commencement or maturity date stated in your contract. However, we reserve the right, in our sole discretion, to refuse to extend your annuity commencement date or the maturity date, regardless of whether we may have granted extensions in the past to you or other similarly situated contract owners. There may be adverse tax consequences for delaying the maturity date. See the section of this Prospectus entitled "Federal Tax Status" for further description of these risks. Some broker-dealers may not allow you to elect an annuity commencement date or extend a maturity date beyond age 95.

The contract permits an annuity payment to begin on the first day of any month. The minimum first annuity payment whether on a variable or fixed dollar basis must be at least $50 for the payment frequency elected. If the first annuity payment would be less than $50, we may fulfill our obligation by paying in a single sum the surrender value of the contract. The maximum amount which may be applied to provide a fixed annuity under the contract without our prior consent is $2,000,000.

ANNUITY OPTIONS

The contract provides for four annuity options. Any one of them may be elected if permitted by law. Each annuity option may be elected on either a variable annuity or a fixed annuity basis, or a

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combination of the two. We may make other annuity options available on request.
Except for variable annuity payment under Option 4, once annuity payments have commenced you cannot surrender an annuity benefit and receive a single sum settlement in lieu thereof. If you fail to elect an annuity option, and your entire contract value is in the fixed account(s), a fixed annuity will be provided and the annuity option will be a life annuity with cash refund. If a portion of your contract value is allocated to the variable sub-accounts, a fixed and/or variable annuity will be provided proportionate to the allocation of your available value and the annuity option will be Option 2A, a life annuity with a period certain of 120 months, unless a shorter period certain is needed to meet IRS requirements.

OPTION 1 -- LIFE ANNUITY This is an annuity payment option which is payable monthly during the lifetime of the annuitant and it terminates with the last scheduled payment preceding the death of the annuitant. This option offers the maximum monthly payment (of those options which involve a life contingency) since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

OPTION 2 -- LIFE ANNUITY WITH A PERIOD CERTAIN OF 120 MONTHS (OPTION 2A), 180 MONTHS (OPTION 2B), OR 240 MONTHS (OPTION 2C) This is an annuity payment option which is payable monthly during the lifetime of the annuitant, with the guarantee that if the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain. If the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity, shall be paid in a single sum to the beneficiary.

OPTION 3 -- JOINT AND LAST SURVIVOR ANNUITY This is an annuity payment option which is payable monthly during the joint lifetime of the annuitant and a designated joint annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or continuation of payments to beneficiaries. If this option is elected, the contract and payments shall then be the joint property of the annuitant and the designated joint annuitant. It would be possible under this option for both annuitants to receive only one annuity payment if they both died prior to the due date of the second annuity payment, two if they died before the due date of the third annuity payment, etc.

OPTION 4 -- PERIOD CERTAIN ANNUITY This is an annuity payment option which is payable monthly for a period certain of 10 to 20 years, as you choose; our consent is required for any other period of years. At any time prior to the annuitant's death, the annuitant may elect to withdraw the commuted value of any portion of the remaining annuity payments as determined by Minnesota Life. Redemption requests for any period certain annuity may not be less than the minimum contract withdrawal amount. Commutation prior to death is not available on any amounts in the fixed account(s).

If the annuitant dies before all payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain, or be commuted to a present value as determined by Minnesota Life and paid as either a single sum or applied to effect a life annuity under Option 1 or Option 2, at the beneficiary's election.

If you have elected an optional GMWB, GLWB, or single or joint versions of GLWB II, Encore, or Ovation II benefit and it is still in effect when you reach the maximum maturity date, we will offer you a fifth annuity option. For GMWB, this option provides a fixed annuity payment equivalent on an annual basis to your maximum GAW until the GWB is reduced to zero at which point annuity payments will cease. For contracts issued under qualified plans, this option may not be available if the

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period of time needed to liquidate the GWB exceeds life expectancy. For GLWB, and single and joint versions of GLWB II, Encore, and Ovation II, the annuity option will provide a fixed annuity payment equivalent on an annual basis to your current GAI for the remainder of your life (or the life of the joint owner or Designated Life, where applicable). These options will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should consider requesting an annuitization illustration if you have questions about which annuity option is appropriate for you.

CALCULATION OF YOUR FIRST ANNUITY PAYMENT

The contract value, adjusted for any applicable market value adjustment for amounts in the guaranteed term account, is available to provide annuity payments. Some states impose a premium tax on the amounts used to provide annuity payments. These taxes may vary based on the type of plan involved and we may deduct these amounts from the amount available to provide annuity payments.

The amount of the first monthly payment depends on the annuity payment option elected, gender (except in tax-qualified plans that require the use of genderless rates), and the adjusted age of the annuitant and any joint annuitant. A formula for determining the adjusted age is contained in your contract.

The contract contains tables which show the dollar amount of the first monthly payment for each $1,000 of value applied for fixed or variable annuity payment options. If, when payments are elected, we are using tables of annuity rates for this contract which are more favorable, we will apply those rates instead.

If you elect a variable annuity payment, the first monthly payment is determined from the applicable tables in the contract. This initial payment is then allocated in proportion to your value in each sub-account of the variable annuity account. A number of annuity units is then determined by dividing this dollar amount by the then current annuity unit value for each sub-account. Thereafter, the number of annuity units remains unchanged during the period of annuity payments, except for transfers and in the case of certain joint annuity payment options which provide for a reduction in payment after the death of the annuitant.

A 4.50% assumed investment return (AIR) is used for the initial variable annuity payment determination. This would produce level annuity payments if the net investment factor remained constant at 4.50% per year. Subsequent variable annuity payments will decrease, remain the same or increase depending upon whether the actual net investment factor is less than, equal to, or greater than 4.50%. (See section entitled "Value of Annuity Unit").

Annuity payments are generally made as of the first day of a month, unless otherwise agreed to by us. The contract requires that we receive notice of election to begin annuity payments at least thirty days prior to the annuity commencement date.

AMOUNT OF SUBSEQUENT VARIABLE ANNUITY PAYMENTS

The dollar amount of the second and later variable annuity payments is equal to the number of annuity units determined for each sub-account multiplied by the current annuity unit value for that sub-account. This dollar amount may increase or decrease from month to month.

VALUE OF THE ANNUITY UNIT

The value of an annuity unit for each sub-account of the variable annuity account will vary to reflect the investment experience of the applicable portfolio(s). It will be determined by multiplying:

(a) the value of the annuity unit for that sub-account for the preceding valuation date by;

(b) the net investment factor (as defined in "Special Terms") for that sub-account for the valuation date for which the annuity unit value is being calculated; and by

(c) a factor that neutralizes the assumed investment return. This factor reverses the assumed investment return (AIR) which is used to calculate the initial variable payment and annuity units. It substitutes the performance of the underlying funds in place of the AIR to determine the increase or decrease in the value of the annuity units.

TRANSFERS AFTER YOU HAVE ANNUITIZED YOUR CONTRACT

After you annuitize, we hold amounts as "reserves" for our obligations to make annuity payments under your contract. You specify where we hold those reserves by choosing your payment allocation. If you specify a sub-account of the variable annuity account, then the amount of your annuity payments will vary with the performance of that sub-account. Amounts held as annuity reserves may be transferred among the sub-accounts. Annuity reserves may also be transferred from a variable annuity to a fixed annuity during this time. The change must be made by a written request. The annuitant and joint annuitant, if any, must make such an election.

There are restrictions to such a transfer:

  . We must receive the written request for an annuity transfer in the home office at least 3 days in advance of the due date of the annuity payment subject to the transfer. A transfer request received less than 3 days prior to the annuity payment due date will be made as of the next annuity payment due date.

Upon request, we will provide you with annuity reserve amount information by sub-account.

A transfer will be made on the basis of annuity unit values. The number of annuity units being transferred from the sub-account will be converted to a number of annuity units in the new sub-account. The annuity payment option will remain the same and cannot be changed. After this conversion, a number of annuity units in the new sub-account will be payable under the elected option. The first payment after conversion will be of the same amount as it would have been without the transfer. The number of annuity units will be set at the number of units which are needed to pay that same amount on the transfer date.

Amounts held as reserves to pay a variable annuity may also be transferred to a fixed annuity during the annuity period. However, the restrictions which apply to annuity sub-account transfers will apply in this case as well. The amount transferred will then be applied to provide a fixed annuity amount. This amount will be based upon the adjusted age of the annuitant and any joint annuitant at the time of the transfer. The annuity payment option will remain the same. Amounts paid as a fixed annuity may not be transferred to a variable annuity.

When we receive a request to make transfers of annuity reserves it will be effective for future annuity payments.

DEATH BENEFITS

BEFORE ANNUITY PAYMENTS BEGIN

If you die before annuity payments begin, we will pay the death benefit to the beneficiary. If the owner of this contract is other than a natural person, such as a trust or other similar entity, we will pay the death benefit to the beneficiary on the death of any annuitant. The death benefit will be paid in a single sum to the beneficiary designated unless another form of settlement has been requested and agreed to by us. If your contract includes an optional living benefit, the beneficiary may be entitled to additional options. See the section entitled "Other Contract Options" for the specific optional benefit details.

The value of the death benefit will be determined as of the valuation date coincident with or next following the day we receive due proof of death and any related information necessary. Any death benefit amounts due as an adjustment in excess of the contract value on the date we receive due proof of death will be directed into the guaranteed term account or the sub-accounts of the variable annuity account, in the same proportion that each allocation bears to the contract value on the date the death benefit is calculated, in fulfillment of the guaranteed death benefit provision of the contract. Amounts will not be directed into the DCA Fixed Account Option. The death benefit will be equal to the greater of:

(a) the contract value; or

(b) the total amount of purchase payments, adjusted pro rata for partial withdrawals (including any DSC or MVA that applied to the partial withdrawal); or

(c) if you purchased an optional death benefit when your contract was issued, the value due under the selected optional death benefit rider. (See "Optional Death Benefits" for details of this calculation.)

Prior to any election by the beneficiary of a death benefit payment option, amounts held in the contract (including amounts paid or payable by us as a death benefit to the contract value) shall continue to be affected by the portfolio performance as allocated by the contract owner. The beneficiary has the right to allocate or transfer any amount to any available portfolio option, subject to the same limitations imposed on the contract owner.

    SURVIVING SPOUSE OPTION

    If any portion of the death benefit is payable to the designated beneficiary who is also the surviving spouse, that spouse shall be treated as the contract owner for purposes of: (1) when payments must begin, and
    (2) the time of distribution in the event of that spouse's death. In addition, if a surviving spouse elects to assume his or her deceased spouse's contract, there may be an adjustment to the contract value in the form of a death benefit.

    BENEFICIARY OTHER THAN A SURVIVING SPOUSE

    If the designated beneficiary is a person other than the owner's spouse, that beneficiary may: (1) elect an annuity option measured by a period not longer than that beneficiary's life expectancy only so long as annuity payments begin not later than one year after the death, or (2) take the entire value in the contract within five years after death of the owner. If there is no designated beneficiary, then the entire value in the contract must be distributed within five years after death of the owner.

Alternatively, and if permitted by the IRS, a beneficiary may elect to receive a systematic distribution over a period not exceeding the beneficiary's life expectancy using a method that would be acceptable for purposes of calculating the minimum distribution required under
Section 401(a)(9) of the Internal Revenue Code.

Below is an overview of some of the more common scenarios and who would receive the death benefit (if any) under the contract terms.

IF DEATH OCCURS BEFORE ANNUITY PAYMENTS BEGIN:

                  IF:                                   THEN:
 -----------------------------------------------------------------------------
 The contract owner dies; and           The joint contract owner receives the
   .  there is a surviving joint        death benefit
      contract owner; and
   .  the annuitant is either living
      or deceased.
 -----------------------------------------------------------------------------
 The contract owner dies; and           The designated beneficiary receives
   .  there is no joint contract        the death benefit
      owner; and
   .  the annuitant is either living
      or deceased.
 -----------------------------------------------------------------------------
 The contract owner dies; and           Contract owner's estate receives the
   .  there is no joint contract        death benefit
      owner; and
   .  there is no designated
      beneficiary (or all of the
      beneficiaries pre-decease the
      contract owner); and
   .  the annuitant is either living
      or deceased
 -----------------------------------------------------------------------------
 The annuitant dies; and                The contract owner may name a new
   .  contract owner is living          annuitant
 -----------------------------------------------------------------------------
 The annuitant dies; and                The designated beneficiary receives
   .  the contract owner is a           the death benefit.
      non-natural person, such as a
      trust
 -----------------------------------------------------------------------------

OPTIONAL DEATH BENEFITS

At the time you purchase your contract you may elect one of the optional death benefits. You must be 75 years old or less in order to elect one of these options and you must elect it when you submit your application. ONCE ELECTED YOU MAY NOT CHANGE IT. There is a particular charge associated with each optional death benefit. See "Optional Contract Rider Charges" for more information. Each optional contract feature may or may not be beneficial to you depending on your specific circumstances. You should consult with your tax advisor and your financial advisor before you elect any optional features. These optional death benefits are subject to state availability and we reserve the right to stop offering any option(s) at any time.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT OPTION

The Highest Anniversary Value death benefit option provides for a periodic calculation of a death benefit based on the highest contract value on contract anniversaries as described below.

The highest anniversary value will be determined on every contract anniversary prior to and including the contract anniversary following your 80th birthday. On the day your death benefit is determined, the highest anniversary value is equal to the greater of:
(a) the contract value; or
(b) the previous highest anniversary value increased by any purchase payments and reduced pro-rata for amounts withdrawn since the previous highest anniversary value was determined.

Where joint owners exist, there will be no further highest anniversary values determined after the contract anniversary following the 80th birthday of the oldest joint owner. After the death of the first joint owner, determination of new highest anniversary values may resume on the next contract anniversary if the surviving joint owner continues the contract. Death benefit guarantees continue to apply and will be based on the age of the surviving owner.

This death benefit option will terminate at the earliest of the payment of all death benefits available under the contract, termination or surrender of the contract, or the annuity commencement date where all remaining contract value has been applied to provide annuity payments.

          HIGHEST ANNIVERSARY VALUE DEATH BENEFIT RIDER ILLUSTRATION

                                                          HIGHEST
      CONTRACT            PURCHASE PAYMENT     CONTRACT ANNIVERSARY  DEATH
     ANNIVERSARY  AGE ADJUSTED FOR WITHDRAWALS  VALUE      VALUE    BENEFIT
     -----------  --- ------------------------ -------- ----------- -------
         0        65           10,000           10,000         0    10,000
         1        66           10,000            9,000     9,000    10,000
         2        67           10,000            8,000     9,000    10,000
         3        68           10,000            9,000     9,000    10,000
         4        69           10,000           11,000    11,000    11,000
         5        70           10,000           13,500    13,500    13,500
         6        71           10,000            9,000    13,500    13,500
         7        72           10,000           10,000    13,500    13,500
         8        73           10,000           12,000    13,500    13,500
         9        74           10,000           14,000    14,000    14,000
         10       75           10,000           12,000    14,000    14,000
         11       76           10,000           15,000    15,000    15,000
         12       77           10,000           17,000    17,000    17,000
         13       78           10,000           19,000    19,000    19,000
         14       79           10,000           21,200    21,200    21,200
         15       80           10,000           23,000    23,000    23,000
         16       81           10,000           24,000    23,000    24,000

                    [CHART]

          PURCHASE
          PAYMENTS                   HIGHEST
          ADJUSTED      CONTRACT   ANNIVERSARY
AGE   FOR WITHDRAWALS     VALUE      VALUE
---   ---------------   --------   -----------

 65       $10,000        $10,000     $     0
 66       $10,000        $ 9,000     $ 9,000
 67       $10,000        $ 8,000     $ 9,000
 68       $10,000        $ 9,000     $ 9,000
 69       $10,000        $11,000     $11,000
 70       $10,000        $13,500     $13,500
 71       $10,000        $ 9,000     $13,500
 72       $10,000        $10,000     $13,500
 73       $10,000        $12,000     $13,500
 74       $10,000        $14,000     $14,000
 75       $10,000        $12,000     $14,000
 76       $10,000        $15,000     $15,000
 77       $10,000        $17,000     $17,000
 78       $10,000        $19,000     $19,000
 79       $10,000        $21,200     $21,200
 80       $10,000        $23,000     $23,000
 81       $10,000        $24,000     $23,000

To illustrate the highest anniversary value death benefit rider, assume a contract is issued to an owner at age 65. A single $10,000 purchase payment is made into the variable annuity account and there are no subsequent withdrawals.

On the 10th contract anniversary (owner age 75), the highest anniversary value exceeds the contract value ($12,000) and purchase payments adjusted for withdrawals ($10,000). Therefore, the death benefit is equal to $14,000.

On the 15th contract anniversary (owner age 80), both the highest anniversary value and contract value are $23,000. Since this value exceeds the purchase payments adjusted for withdrawals ($10,000), the death benefit is equal to $23,000. After the 15th contract anniversary (owner ages 81 and older), the highest anniversary value cannot exceed the highest anniversary value for the contract anniversary following the owner's 80th birthday.

On the 16th contract anniversary (owner age 81), for example, the highest anniversary value is not increased to the contract value. Instead, the highest anniversary value remains $23,000, the highest anniversary value at owner age
80. Therefore, the death benefit at owner age 81 is equal to the $24,000 contract value.

PREMIER DEATH BENEFIT OPTION

The Premier Death Benefit option provides for a death benefit equal to the greater of the Highest Anniversary value, or the 5% Death Benefit Increase value.

The Highest Anniversary value is described above. The 5% Death Benefit Increase value is determined as follows:

On the day your death benefit is determined, the 5% Death Benefit Increase value is equal to the sum of:

(a) the portion of the contract value in any fixed account and guaranteed term account; and

(b) purchase payments and transfers into the variable annuity account, less withdrawals and transfers out of the variable annuity account, accumulated to the earlier of the date we receive due proof of death or the contract anniversary following your 80th birthday at an interest rate of 5%, compounded annually.

The 5% Death Benefit Increase value shall not exceed 200% of the sum of purchase payments adjusted pro rata for any amounts previously withdrawn. If you die after the contract anniversary following your 80th birthday, the 5% Death Benefit Increase value will be as of the contract anniversary following your 80th birthday, subject to the limit set forth above, less subsequent amounts withdrawn.

Where joint owners exist, there will be no further highest anniversary value determined or accumulation of the 5% Death Benefit Increase value after the contract anniversary following the 80th birthday of the oldest joint owner. After the death of the first joint owner, determination of the new highest anniversary value and accumulation of the 5% death benefit increase value may resume if the surviving joint owner continues the contract. Death benefit guarantees continue to apply and will be based upon the age of the surviving owner.

This death benefit option will terminate at the earliest of the payment of all death benefits available under the contract; termination or surrender of the contract; or the annuity commencement date where all remaining contract value has been applied to provide annuity payments.

                   PREMIER DEATH BENEFIT RIDER ILLUSTRATION

                                                                  5%
                                                                DEATH
                                                     HIGHEST   BENEFIT
 CONTRACT            PURCHASE PAYMENT     CONTRACT ANNIVERSARY INCREASE  DEATH
ANNIVERSARY  AGE ADJUSTED FOR WITHDRAWALS  VALUE      VALUE     VALUE   BENEFIT
-----------  --- ------------------------ -------- ----------- -------- -------
    0        65           10,000           10,000         0     10,000  10,000
    1        66           10,000            9,000     9,000     10,500  10,500
    2        67           10,000            8,000     9,000     11,025  11,025
    3        68           10,000            9,000     9,000     11,576  11,576
    4        69           10,000           11,000    11,000     12,155  12,155
    5        70           10,000           13,500    13,500     12,763  13,500
    6        71           10,000            9,000    13,500     13,401  13,500
    7        72           10,000           10,000    13,500     14,071  14,071
    8        73           10,000           12,000    13,500     14,775  14,775
    9        74           10,000           14,000    14,000     15,513  15,513
    10       75           10,000           12,000    14,000     16,289  16,289
    11       76           10,000           15,000    15,000     17,103  17,103
    12       77           10,000           17,000    17,000     17,959  17,959
    13       78           10,000           19,000    19,000     18,856  19,000
    14       79           10,000           21,200    21,200     19,799  21,200
    15       80           10,000           23,000    23,000     20,000  23,000
    16       81           10,000           24,000    23,000     20,000  24,000

To illustrate the premier death benefit option, assume a contract is issued to an owner at age 65. A single $10,000 purchase payment is made into the variable annuity account and there are no subsequent withdrawals.

On the 10th contract anniversary (owner age 75), the 5% Death Benefit Increase value exceeds the contract value ($12,000), the purchase payments adjusted for withdrawals ($10,000) and the highest anniversary value ($14,000). Therefore, the death benefit is equal to $16,289.

On the 15th contract anniversary (owner age 80), the Highest Anniversary value and contract value are equal and exceed both the purchase payments adjusted for withdrawals ($10,000) and 5% Death Benefit Increase value ($20,000). Therefore, the death benefit is equal to $23,000.

After the 15th contract anniversary (owner ages 81 and older), neither the Highest Anniversary value nor 5% Death Benefit Increase value can exceed their respective values for the contract anniversary following the owner's 80th birthday. On the 16th contract anniversary (owner age 81), the contract value exceeds the purchase payments adjusted for withdrawals ($10,000), the Highest Anniversary value ($23,000) and the 5% Death Benefit Increase value ($20,000). Therefore, the death benefit is equal to the $24,000 contract value.

ESTATE ENHANCEMENT BENEFIT (EEB) OPTION:

  .  You may only elect this option at the time your contract is issued.

  .  Once you elect this option you may not terminate or cancel the option.

  . The oldest contract owner, or oldest annuitant in the case where a non-natural person owns the contract, must be under age 76 at the time the contract is issued, in order to elect this option.

This contract option provides an additional amount to be added to the death benefit proceeds that become payable upon your death. It is designed to help pay expenses that may be due upon your death.

We do not guarantee that the amounts provided by the EEB option will be adequate to cover any such expenses that your heirs may have to pay. If any contract owner dies before annuity payments begin, we will pay the EEB to the beneficiary. If the contract owner is a non-natural person, we will pay the EEB to the beneficiary based on the death of the annuitant.

If you elect the EEB option, the interest rate which will be credited to any amounts in your contract which you choose to be allocated into fixed accounts (including the DCA Fixed Account Option and any guarantee periods of the guaranteed term account), may be lower than the interest rate credited to a contract where the EEB option was not elected. This reduced interest rate helps to pay for the EEB benefit since the EEB benefit is based on all of the gain in your contract, including any interest credited under the fixed account options. The interest rate used will in no event be less than the minimum guaranteed interest rate for your contract.

FOR EXAMPLE:

Assume a contract with a $10,000 purchase payment allocated entirely into the fixed account of the contract and the contract owner elects the EEB option. If the current interest rate credited for this fixed account is 3.50% generally, the interest rate credited will be 3.25% if the EEB option is elected.

At the end of the first contract year, the contract owner will have a contract value in the fixed account of $10,325. Assuming the contract owner was under age 70, took no withdrawals, had the guaranteed minimum death benefit and died at the end of the first contract year, the EEB benefit would be $130. This is arrived at in the following way: death benefit amount, in this case contract value ($10,325) less purchase payments not previously withdrawn ($10,000) equals $325; multiplied by 0.40%, which equals $130. The 200% "cap" of purchase payments ($20,000 in this example) would not have been triggered, so the EEB benefit for this example is $130.

Using the same assumptions as above, a contract owner who did not elect the EEB option would have received $25 in additional interest in his/her contract due to the higher interest rate credited (3.50% versus 3.25%), but that contract owner would not receive the EEB benefit of $130.

The Estate Enhancement Benefit is calculated as follows:

If the age of the contract owner (or annuitant as applicable) is less than 70 years old as of the contract date, the EEB is equal to 40% of the lesser of:

(a) the calculated death benefit amount of the death benefit you selected less purchase payments not previously withdrawn; or

(b) 200% of purchase payments not previously withdrawn, reduced starting with the third contract year, by any purchase payments received within the previous twelve months.

If the age of the contract owner (or annuitant as applicable) is equal to or greater than 70 years old as of the contract date, the EEB is equal to 25% of the lesser of:

(a) the calculated death benefit amount of the death benefit you selected less purchase payments not previously withdrawn; or

(b) 200% of purchase payments not previously withdrawn, reduced starting with the third contract year, by any purchase payments received within the previous twelve months.

The age used in determining the EEB is determined at the time the contract is issued. Where joint owners exist, the age of the oldest joint owner as of the contract date will be used in determining the EEB. If the owner of the contract is other than a natural person, the age of the oldest annuitant as of the contract date will be used in determining the EEB.

The value of the EEB will be determined as of the valuation date coincident with or next following the day we receive due proof of death at our home office. Any amounts due as an EEB will be directed into the guaranteed term account, or the sub-accounts of the variable annuity account based on the same proportion that each bears in the contract value on the date the benefit is calculated.

If the surviving spouse of a deceased contract owner is the sole beneficiary of the contract and elects to continue the contract, the spouse may choose to:

Option A:Continue the EEB option. In this case the EEB amount is not calculated until the death of the surviving spouse making this election and charges for the option will continue to apply; or

Option B:Stop the EEB option. In this case the EEB amount is calculated and added to the contract. The EEB option is then terminated and the additional 0.25% charge for the option will cease.

A surviving spouse must make this election within 30 days of the date proof of death is provided to us at our home office. If no election is made within that time by the surviving spouse, Option B will apply and the EEB option will terminate. If there are any non-spouse beneficiaries in addition to the surviving spouse on a contract, only Option B will apply.

This rider will terminate on the earliest of:

  .  the payment of the EEB available;
  . termination or surrender of the contract; or . the date on which the contract has been fully annuitized.

DEATH BENEFITS AFTER ANNUITY PAYMENTS BEGIN

If the annuitant dies on or after annuity payments have started, we will pay whatever amount may be required by the terms of the annuity payment option selected. The remaining value in the contract must be distributed at least as rapidly as under the option in effect at the annuitant's death.

ABANDONED PROPERTY REQUIREMENTS

Every state has unclaimed property laws that generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of death benefit proceeds has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary, or the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, the death benefit proceeds will be paid to the abandoned property division or unclaimed property office of the applicable state. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit proceeds if your beneficiary steps forward to claim it with the proper documentation.

OTHER CONTRACT OPTIONS (LIVING BENEFITS)

We have suspended the availability of the following optional riders:

  .  Guaranteed Minimum Income Benefit (effective October 4, 2013)
  .  Encore Lifetime Income -- Single (effective October 4, 2013)
  .  Encore Lifetime Income -- Joint (effective October 4, 2013)
  .  Ovation Lifetime Income II -- Single (effective October 4, 2013)
  .  Ovation Lifetime Income II -- Joint (effective October 4, 2013)
  .  Guaranteed Lifetime Withdrawal Benefit (effective August 1, 2010)
  . Guaranteed Lifetime Withdrawal Benefit II -- Single Option (effective May 15, 2009)

  . Guaranteed Lifetime Withdrawal Benefit II -- Joint Option (effective May 15, 2009)
  .  Guaranteed Minimum Withdrawal Benefit (effective May 15, 2009)
  .  Guaranteed Income Provider Benefit (effective March 1, 2010)

Your contract may also allow you to choose an optional contract feature described below. These are sometimes referred to as "living benefits" and may not be available in every state. We reserve the right to stop offering any or all of the contract options at any time. Before you elect a living benefit you should consider it's specific benefits and features carefully. Optional contract features may or may not be beneficial to you depending on your specific circumstances.

In considering your specific circumstances, you may wish to consider how long you intend to hold the contract; how long you may be required to hold the contract before you may access the benefit; whether you intend to take withdrawals from the contract, including how much and how frequently; whether you intend to annuitize the contract; and what kind of assurances you are seeking in a benefit. Other considerations may apply to your circumstances. There is also a specific charge associated with each contract option which is described in detail in the "Optional Contract Rider Charges" section of this Prospectus. The longer you are required to hold the contract before the benefit may be utilized generally the more you will pay in charges.

None of the living benefits guarantees an investment return in your contract value nor do they guarantee that the income or amounts received will be sufficient to cover any individual's particular needs. You should consider whether the benefits provided by the option and its costs (which reduce contract value) are consistent with your financial goals.

All living benefit options terminate once the contract moves into the payout phase, (i.e., once the contract is annuitized). In purchasing your contract and when considering the election of a living benefit in this contract, you should also consider whether annuitizing the contract will produce better financial results for you than a living benefit option. You should discuss these important considerations with your financial advisor or tax advisor before making a determination.

GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OPTION

EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.

This optional rider is designed to provide a guaranteed minimum fixed annuity payment during the payout phase of your contract to protect against negative investment performance during the accumulation phase. IT DOES NOT HOWEVER, GUARANTEE AN INVESTMENT RETURN OR ANY MINIMUM CONTRACT VALUE. The GMIB annuity payout rates are conservative so the annuity payments provided by this rider may be less than the same annuity payment option available under the base contract, even if the benefit base (described below) is greater than the contract value. All requests to elect this option must be in writing on a form provided by us. You should also consider the following before electing this option:

  . UNLIKE GLWB AND OTHER "LIFETIME WITHDRAWAL BENEFIT" RIDERS WHICH MAY ALLOW YOU TO TAKE A CERTAIN AMOUNT OF WITHDRAWALS WITHOUT REDUCING THE BENEFIT YOU RECEIVE UNDER THE RIDER, ALL WITHDRAWALS UNDER THE GMIB RIDER REDUCE THE BENEFIT YOU RECEIVE FROM THE RIDER. SEE THE BENEFIT BASE DESCRIPTION BELOW FOR ADDITIONAL DETAILS ON HOW WITHDRAWALS IMPACT THE BENEFIT BASE.

  . THE GMIB IS AN ANNUITIZATION BENEFIT, NOT A WITHDRAWAL BENEFIT. IF YOU DO NOT INTEND TO ANNUITIZE YOUR CONTRACT, YOU WILL NOT UTILIZE THE GUARANTEED FIXED ANNUITY BENEFIT THIS OPTION PROVIDES. IF YOU DO NOT INTEND TO ANNUITIZE YOUR CONTRACT, THIS OPTION MAY NOT BE APPROPRIATE FOR YOU.

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  .  IF YOU ANTICIPATE HAVING TO MAKE NUMEROUS WITHDRAWALS FROM THE CONTRACT,
     THE GMIB RIDER MAY NOT BE APPROPRIATE.

  . IF YOUR CONTRACT IS NOT ELIGIBLE FOR THE AUTOMATIC PAYMENT PHASE (DESCRIBED BELOW), ANY WITHDRAWAL OR CHARGE THAT REDUCES YOUR CONTRACT VALUE TO ZERO TERMINATES THE RIDER AND THE CONTRACT.

  .  ONCE YOU ELECT THIS OPTION YOU MAY NOT CANCEL IT.

  . AFTER THE FIRST CONTRACT YEAR FOLLOWING THE GMIB EFFECTIVE DATE, PURCHASE PAYMENTS ARE LIMITED TO A CUMULATIVE TOTAL OF $25,000, WITHOUT OUR PRIOR CONSENT. THIS RESTRICTION DOES NOT APPLY TO PURCHASE PAYMENTS MADE DURING THE FIRST CONTRACT YEAR.

  . If available, you may elect this option when your contract is issued or within 30 days prior to any contract anniversary date. The option will be effective on either the issue date or a contract anniversary date.

  . The youngest contract owner (or annuitant, if a non-natural contract owner) must be at least age 45 at the time the rider is issued, in order to elect this option.

  . The oldest contract owner (or annuitant, if a non-natural contract owner) must be under age 76 at the time the rider is issued, in order to elect this option.

  . You may not elect this option if you have selected the Premier Death Benefit, Estate Enhancement Benefit or in combination with any other living benefit rider.

  . If at some point we no longer offer this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge.

  . Your entire contract value must be allocated to an allocation plan approved by us while this option is in effect.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account and may not be available in every state.

THE BENEFIT

This rider guarantees that on any benefit date (described below), your minimum monthly fixed annuity payment will not be less than the Guaranteed Minimum Income Benefit (GMIB). The GMIB is the fixed annuity payment amount calculated by multiplying the benefit base (described below), adjusted for any applicable premium tax not previously deducted from purchase payments, by the Guaranteed Minimum Income Benefit rates provided with the rider. Please note -- some states impose a premium tax on amounts used to provide annuity payments. These taxes are deducted at annuitization from the amount available to provide annuity payments. THIS GMIB RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN OR ANY MINIMUM CONTRACT VALUE. SEE APPENDIX G FOR NUMERICAL EXAMPLES OF THE GMIB RIDER.

If the owner is a natural person, the owner must also be named as an annuitant. If the owner of this contract is other than a natural person, such as a trust or other similar entity, the rider guarantees and benefits will be based on the life of the annuitant(s).

THE BENEFIT DATES

The benefit dates begin the period of time during which you may exercise the benefit. The benefit dates for this rider are:

   (a) the later of the 10th contract anniversary following the rider effective date or the 10th contract anniversary following the last optional reset (described below), or

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   (b) any contract anniversary subsequent to the date described in "a", but prior to the contract anniversary following the oldest owner's 90th birthday or the rider's termination.

EXERCISING THE BENEFIT

To exercise this benefit, you must elect to receive the GMIB provided by this rider on or during the 30-day period immediately following the benefit date. You may not elect a partial annuitization of the benefit base. You may however, elect a partial annuitization of the contract value and not utilize the rider. However, while this rider is in effect, a partial annuitization will be treated as a withdrawal for the purpose of this rider. This means the contract value amount converted to annuity payments will reduce the benefit base as if that amount was a withdrawal. See the sections below entitled 'Benefit Base' and 'Withdrawals' for a complete description of how withdrawals impact the benefit base.

The fixed annuity payment amount will be the greater of:

   (a) the fixed annuity payment calculated under the terms of this rider on the annuity payment option selected by the contract owner; or

   (b) the same fixed annuity payment option calculated under the terms of the base contract based on the same annuity payment option selected by the contract owner.

THE GMIB ANNUITY PAYOUT RATES ARE CONSERVATIVE SO THE ANNUITY PAYMENTS PROVIDED BY THIS RIDER MAY BE LESS THAN THE SAME ANNUITY PAYMENT OPTION AVAILABLE UNDER THE BASE CONTRACT, EVEN IF THE BENEFIT BASE IS GREATER THAN THE CONTRACT VALUE.

BENEFIT BASE

The benefit base is equal to the greater of the Highest Anniversary Value or the Roll-up Value, both of which are described in detail below. The benefit base is subject to a maximum of $5,000,000. IT IS IMPORTANT TO REMEMBER, NEITHER THIS RIDER NOR THE BENEFIT BASE GUARANTEE AN INVESTMENT RETURN OR ANY MINIMUM CONTRACT VALUE.

HIGHEST ANNIVERSARY VALUE

If this rider is added on the contract date, the initial Highest Anniversary Value is equal to purchase payment(s) applied on the contract date. If added after the contract date, the initial Highest Anniversary Value is equal to the contract value on the rider effective date.

During each contract year, the Highest Anniversary Value will increase by any purchase payments received and will be adjusted, on a pro rata basis, for amounts withdrawn from the contract. The pro rata adjustment will reduce the Highest Anniversary Value by the same proportion that the amount withdrawn bears to the contract value immediately prior to the withdrawal. The use of pro rata calculations to reflect withdrawals will increase the reduction in the Highest Anniversary Value when the contract value is below the Highest Anniversary Value.

On every subsequent contract anniversary, up to and including the contract anniversary following the oldest contract owner's 80th birthday, if the contract value is greater than the current Highest Anniversary Value, the Highest Anniversary Value will be set to the contract value. Keep in mind, applicable deferred sales charges reduce the Highest Anniversary Value at the time of the withdrawal and while other contract charges do not directly reduce the Highest Anniversary Value, they do reduce the contract value which may reduce the amount by which the Highest Anniversary Value increases on future contract anniversaries.

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ROLL-UP VALUE

If the rider effective date is the same as the contract date, the initial Roll-up Value is equal to purchase payment(s) applied on the contract date. If the rider is added after the contract date, the initial Roll-up Value is equal to the contract value on the rider effective date.

Thereafter, the Roll-up Value is equal to the initial Roll-up Value, increased for purchase payments, and decreased for any withdrawals as described below, accumulated with interest at an annual effective rate of 5% through the contract anniversary following the oldest owner's 80th birthday.

Any amount withdrawn in a single contract year which is less than or equal to the greater of the 5% of the Roll-up Value as of the prior contract anniversary, or the Required Minimum Distribution (RMD) amount, as described below, will reduce the Roll-up Value by the amount of the withdrawal. This is commonly referred to as a dollar-for-dollar withdrawal treatment.

If a withdrawal causes the cumulative withdrawals for the contract year to exceed the greater of 5% of the Roll-up Value as of the prior contract anniversary, or the RMD amount, the entire withdrawal amount will reduce the Roll-up Value on a pro rata basis. The pro rata reduction will reduce the Roll-up Value by the same proportion that the amount withdrawn bears to the contract value immediately prior to the withdrawal. This means that for each withdrawal causing the cumulative withdrawals for the year to exceed the greater of 5% of the Roll-up Value or RMD amount, the lower the contract value, the greater the reduction in the benefit base. Keep in mind, applicable deferred sales charges reduce the Roll-up Value at the time of the applicable withdrawal.

REQUIRED MINIMUM DISTRIBUTION (RMD)

For purposes of this rider, the RMD amount is the amount needed, based on the value of this contract, to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Contracts to which RMD applies include those issued pursuant to a retirement plan under the provisions of Section 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may result in a pro rata adjustment as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar
(tax) year basis. Under this rider, the Roll-up Value dollar-for-dollar withdrawal treatment is based on the contract year. Because the intervals for dollar-for-dollar withdrawal treatment and the RMD are different, the timing of withdrawals may be more likely to result in a pro rata reduction of the Roll-up Value and therefore a reduced benefit. Taking RMD withdrawals on the same frequency and at the same time each year will help to avoid a pro rata adjustment to the Roll-up Value.

For a contract which is part of a qualified plan or IRA, any withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the RMD applicable at the time of the withdrawal or 5% of the Roll-up Value as of the prior contract anniversary, will reduce the Roll-up Value on a pro rata basis, as opposed to a dollar-for-dollar basis. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. Five percent of the Roll-up Value as of the prior contract anniversary (April 1, 2009) is $5,000. The RMDs for calendar years 2009 and 2010 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2009 and $2,000 in the first quarter of calendar year 2010, then the owner will have withdrawn $6,500 for the 2009 contract year (April 1 to March 31). However, since the sum of the owner's withdrawals for the 2009 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000), all of that year's withdrawals would reduce the Roll-up Value on a dollar-for-dollar basis.

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Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2010 he or she takes it in the last quarter of 2009. In that case, the withdrawals for the contract year (i.e. $6,500) exceed the applicable RMD at the time of the withdrawal (i.e. $6,000) and the entire $2,000 withdrawal is subject to pro rata withdrawal treatment. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount.

WITHDRAWALS

If you are considering purchasing this optional rider, please remember these important details:

  . UNLIKE GLWB AND OTHER "LIFETIME WITHDRAWAL BENEFIT" RIDERS WHICH MAY ALLOW YOU TO TAKE A CERTAIN AMOUNT OF WITHDRAWALS WITHOUT REDUCING THE BENEFIT YOU RECEIVE UNDER THE RIDER, ALL WITHDRAWALS UNDER THE GMIB RIDER REDUCE THE BENEFIT YOU RECEIVE FROM THE RIDER. SEE THE BENEFIT BASE DESCRIPTION ABOVE FOR ADDITIONAL DETAILS ON HOW WITHDRAWALS IMPACT THE BENEFIT BASE.

  . Withdrawals under this contract option are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . While this rider is in effect, a partial annuitization will be treated as a withdrawal for the purpose of reducing the benefit base. This means the contract value amount converted to annuity payments will reduce the benefit base as if that amount was a withdrawal. See the sections below entitled 'Benefit Base' for a complete description of how withdrawals impact the benefit base.

  . Withdrawals reduce the Highest Anniversary Value on a pro rata basis. With the exception of withdrawals subject to dollar-for-dollar treatment, withdrawals also reduce the Roll-up Value on a pro rata basis. This means that for each pro rata withdrawal, the lower the contract value, the greater the reduction in the benefit base. See the section above entitled 'Benefit Base' for a complete description of when dollar-for-dollar or pro rata withdrawal treatment applies to the Roll-up Value.

  . Withdrawals may only be taken prior to annuitizing the contract. You will begin to receive the GMIB benefit when the contract is annuitized. Thus, once you elect to receive the GMIB benefit, you may no longer take withdrawals from the contract.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, withdrawals will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation options, you may take a withdrawal from any allowable sub-account in any proportion.

SUBSEQUENT PURCHASE PAYMENTS

Purchase Payments after the first contract year following the rider effective date are limited to a cumulative total of $25,000 without our prior consent.

OPTIONAL RESET OF THE ROLL-UP VALUE

Beginning with the third contract anniversary following the rider effective date you may elect to reset the Roll-up Value. Upon reset, the Roll-up Value will be set equal to the contract value on the date of reset. The last date on which you can elect a reset is the contract anniversary following the oldest owner's 80th birthday. A reset can only occur on a contract anniversary if the contract value is greater than the Roll-up Value at the time of reset. No reset will be made unless we receive your written

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request to elect the reset within 30 days prior to the applicable contract anniversary. PLEASE NOTE: IF YOU ELECT TO RESET, THE NEXT AVAILABLE BENEFIT DATE WILL BE THE 10TH CONTRACT ANNIVERSARY FOLLOWING THE DATE OF THE RESET. IN THAT CASE, YOU WILL NOT BE ABLE TO EXERCISE THE GMIB UNTIL THAT BENEFIT DATE. YOU MAY STILL ELECT TO ANNUITIZE UNDER THE BASE CONTRACT AT ANY TIME, HOWEVER, YOU WILL NOT BE ABLE TO UTILIZE THE BENEFIT PROVIDED BY THIS RIDER UNTIL THE NEXT BENEFIT DATE.

Upon reset, the rider charge will be changed to the then-current charge and a new three year period will be required before another reset may be elected. If the rider charge increases it will not exceed the current rider charge for new issues or the maximum charge.

AUTOMATIC PAYMENT PHASE

Your contract will enter the automatic payment phase if your contract value falls to zero immediately after a withdrawal or charge at any point prior to the earliest benefit date. If your contract enters the automatic payment phase, the benefit base will be applied to provide monthly annuity payments under a Life with a Period Certain of 60 months option based on the age of the oldest annuitant unless you select a different annuity payment option under this rider as described below. We will notify you by letter that your contract has entered the automatic payment phase and offer you the opportunity to choose from the allowable annuity payment options. If we receive a withdrawal request that would result in your contract entering the automatic payment phase, we will notify you and offer you the opportunity to cancel the withdrawal. YOUR CONTRACT IS NOT ELIGIBLE FOR THE AUTOMATIC PAYMENT PHASE IF IN THE YEAR IN WHICH YOUR CONTRACT VALUE FALLS TO ZERO IMMEDIATELY AFTER A WITHDRAWAL OR CHARGE, OR IN ANY PRIOR CONTRACT YEAR, THE CUMULATIVE WITHDRAWALS FOR THE CONTRACT YEAR EXCEED THE GREATER OF 5% OF THE ROLL-UP VALUE AS OF THE PRIOR CONTRACT ANNIVERSARY OR THE RMD AMOUNT. In the unlikely event your contract value falls to zero due solely to market performance and not due to a withdrawal or charge, your contract will not be eligible for the automatic payment phase. If your contract is not eligible for the automatic payment phase, any withdrawal or charge that reduces your contract value to zero terminates the rider and the contract.

ANNUITY PAYMENT OPTIONS

You may not elect a partial annuitization of the benefit base under this rider. You may however, partially annuitize your contract value while this rider is in effect, but the partial annuitization will be treated as a withdrawal for the purpose of reducing the benefit base. See the section above entitled 'Benefit Base' for a detailed description of how a partial annuitization will impact the benefit base.

You may elect the GMIB to be paid under one of the following annuity payment options:

  . Life Annuity -- annuity payments payable for the lifetime of the annuitant, ending with the last annuity payment due prior to the annuitant's death.

  . Life with a Period Certain of 60 Months -- annuity payments payable for the lifetime of the annuitant; provided, if the annuitant dies before annuity payments have been made for the entire period certain, annuity payments will continue to the beneficiary for the remainder of the period.

  . Joint Life with 100% to Survivor -- annuity payments payable for the joint lifetimes of the annuitant and designated joint annuitant. The annuity payments end with the last annuity payment due before the survivor's death.

  . Joint Life with 100% to Survivor with a Period Certain of 60 Months -- annuity payments payable for the joint lifetimes of the annuitant and joint annuitant; provided, if both annuitants die before annuity payments have been made for the entire period certain, annuity payments will continue to the beneficiary for the remainder of the period.

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If a single life option is chosen and joint owners are named, monthly fixed annuity payments will be made for the lifetime of the oldest joint owner. You may name a joint annuitant on the benefit date for purposes of a Joint Life option provided the joint annuitant is your spouse or the difference in ages of the annuitants is no more than 10 years.

Annuity payments will be made on a monthly basis, unless we agree to another payment frequency. If the amount of the benefit base is less than $5,000, we reserve the right to make one lump sum payment in lieu of annuity payments. If the amount of the first annuity payment is less than $150, we may reduce the frequency of annuity payments to meet this minimum payment requirement.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   (a) 100% allocation to an allowable Focused Portfolio Strategy;

   (b) 100% allocation among allowable sub-accounts; or

   (c) 100% allocation to the CustomChoice Allocation Option.

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE:   Income Portfolio,
Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies, the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:

 .  SFT Advantus Dynamic Managed        .  Ivy Funds VIP Pathfinder Moderate
    Volatility Fund                        -- Managed Volatility
 .  SFT Advantus Managed Volatility     .  PIMCO VIT Global Diversified
    Equity Fund                            Allocation Portfolio
 .  AB Dynamic Asset Allocation         .  TOPS(R) Managed Risk Balanced ETF
    Portfolio                              Portfolio
 .  Goldman Sachs VIT Global Trends     .  TOPS(R) Managed Risk Flex ETF
    Allocation Fund                        Portfolio
 .  Morningstar Balanced ETF Asset      .  TOPS(R) Managed Risk Growth ETF
    Allocation Portfolio                   Portfolio
 .  Morningstar Conservative ETF Asset  .  TOPS(R) Managed Risk Moderate
    Allocation Portfolio                   Growth ETF Portfolio
 .  Morningstar Income and Growth ETF
    Asset Allocation Portfolio

Each of the Morningstar ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION:   This option requires that you allocate
purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced

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each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan.

SPOUSAL CONTINUATION

If the contract owner dies and the contract to which this rider is attached is continued on the life of the contract owner's spouse (as defined by federal law) pursuant to Internal Revenue Code Section 72(s) and the terms of the contract, the rider will continue with the surviving spouse as owner and annuitant for purposes of this benefit.

Spousal continuation will not affect the benefit base calculation or the initial benefit date; however, the new annuitant's age will be used to determine the amount of fixed annuity payment available under this rider.

RIDER TERMINATION

This rider will terminate upon the earliest of:

   (a) the contract anniversary following the oldest owner's 90th birthday; or

   (b) termination or surrender of the contract, other than due to a withdrawal or charge that triggers the automatic payment phase of this rider (If your contract is not eligible for the automatic payment phase, any withdrawal or charge that reduces your contract value to zero terminates the rider and the contract.); or

   (c) any change of owner or joint owner after the rider effective date; or, in the case of a non-natural owner, any change of annuitant, other than the addition of a joint annuitant as provided for under annuity payment options, after the rider effective date; or

   (d) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

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   (e) the death of the owner or joint owner (or annuitant if the owner is non-natural) unless the contract is continued subject to the spousal continuation provision; or

   (f) the date the GMIB is exercised.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of the rider or surrender of the contract.

ENCORE LIFETIME INCOME-SINGLE (ENCORE-SINGLE) OPTION

EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.

Encore-Single is a guaranteed lifetime withdrawal benefit. This optional rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the contract owner's life, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero or in the form of annuity payments if the contract value is zero. See Appendix H for examples of how this rider works.

Encore-Single does not guarantee investment gains or a minimum contract value. Because the GAI is paid in the form of a withdrawal until your contract value reaches zero, our obligation to pay you more than your contract value will only arise if your entire contract value has been exhausted. You can take withdrawals from your contract without electing this option. You should also consider the following:

  . Election of this rider may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this rider is generally not appropriate for you.

  . Withdrawals under this rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts or any other contract feature impacted by a withdrawal.

  . If available, you may elect this rider at the time the contract is issued or within 30 days prior to any contract anniversary as long as this benefit is available for purchase by new customers. The rider will be effective on either the rider issue date, if elected at the time the contract is issued, or the contract anniversary immediately following election, also known as the Encore-Single effective date.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . Beginning 7 years after the Encore-Single effective date, you may elect to terminate this rider by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date immediately following the date you provide notice of termination.

  . The oldest contract owner (or annuitant, if a non-natural contract owner) must be age 80 or younger at the time the rider becomes effective.

  . Your entire contract value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

  . You may not elect this rider if you have selected the Premier Death Benefit, Estate Enhancement Benefit or in combination with any other living benefit.

  . After the first contract year following the Encore-Single effective date, purchase payments are limited to a cumulative total of $25,000, without our prior consent.

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  .  This rider may not be purchased for a "stretch" IRA or other "decedent"
     type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

THE BENEFIT

This rider guarantees that in each contract year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the contract owner's death (or in the case of joint owner's, until the first death). The amount received will be in the form of a withdrawal of contract value, if available, or in the form of annuity payments. If you take withdrawals in a single contract year in excess of the GAI it may result in a reduced GAI, as described below. The method used to calculate the GAI is described below. Several examples to help show how this rider works are included in Appendix H.

THE BENEFIT DATE

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59th birthday of the oldest owner (or the oldest annuitant, in the case of a non-natural owner) or the Encore-Single effective date. The Encore-Single effective date is the rider issue date, if the rider is elected at issue, or the contract anniversary immediately following election.

CALCULATING THE BENEFIT BASE

INITIAL BENEFIT BASE
The initial benefit base will be set to the initial purchase payment if this rider is added when your contract is issued. If it is added on a subsequent contract anniversary, the initial benefit base will be equal to the contract value on the Encore-Single effective date. Subsequent purchase payments will increase the benefit base and subsequent withdrawals will decrease the benefit base as described below. The benefit base is subject to a maximum of $5,000,000.

BENEFIT BASE RESET
On each reset date the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The reset dates are the one year anniversary of the Encore-Single effective date and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Encore-Single exceeds your current rider charge and the benefit base increases, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO INCREASE TO THE BENEFIT BASE. You will be notified in writing a minimum of 30 days prior to the reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases until you provide a written request that you wish to reinstate benefit base increases. Any reinstatement request will take effect at the next reset date and your contract will be subject to current charges, not to exceed the maximum annual rider charge.

BENEFIT BASE ENHANCEMENT
On each contract anniversary prior to the first withdrawal, for a period up to 10 years following the Encore-Single effective date, we will take the benefit base from the prior contract anniversary, plus any

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

purchase payments made during the contract year, and increase that amount by 5%. If the resulting amount is greater than the current benefit base it will become the new benefit base. Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased rider charge if the benefit base is greater than the contract value as a result of the enhancement.

CALCULATING THE GAI

The initial GAI will be equal to the benefit base on the Encore-Single effective date multiplied by the Annual Income Percentage (described below) based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the Encore-Single effective date.

On each reset date the GAI will be reset to the greater of (a) or (b) where:
   (a) is the GAI immediately prior to the reset date, and

   (b) is equal to (1) multiplied by (2) where:

       (1) is the benefit base on the reset date, and

       (2) is the Annual Income Percentage based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the reset date.

The reset dates are the one year anniversary of the Encore-Single effective date and each subsequent one year anniversary. Subsequent purchase payments and withdrawals will adjust the GAI as described below. See Appendix H for examples of how the GAI is calculated.

THE ANNUAL INCOME PERCENTAGE

The Annual Income Percentage is multiplied by the benefit base to determine the GAI. The Annual Income Percentage is determined based on the age of the oldest owner on the rider effective date, date of the purchase payment, or reset date. If the owner of this contract is other than a natural person, such as a trust or other similar entity, the Annual Income Percentage is determined based on the age of the oldest annuitant.

                        AGE        ANNUAL INCOME PERCENTAGE
                        ---        ------------------------
                   through age 64           4.0%
                      65 - 79               5.0%
                        80+                 6.0%

See Appendix H for examples of how the Annual Income Percentage is used to determine the GAI.

GAI ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

This adjustment is not calculated in the same manner as a benefit base reset. The benefit base will be increased by the amount of any subsequent purchase payments. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable Annual Income Percentage shown above based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the date the purchase payment is credited to the contract. We may limit subsequent purchase payments after the first contract year following the Encore-Single effective date to a cumulative total of $25,000, without our prior consent. See Appendix H for examples of how the GAI is adjusted for subsequent purchase payments.

WITHDRAWALS

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider will terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

  . Any provision in your annuity requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, withdrawals will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable sub-account in any proportion.

ADJUSTMENT FOR WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the Annual Income Percentage based on the applicable age as of the date of the withdrawal.

ADJUSTMENT FOR WITHDRAWALS AFTER THE BENEFIT DATE

Each contract year after the benefit date you may withdraw an amount less than or equal to the GAI or, if the contract is part of a tax qualified plan, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the contract value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD amount will cause the benefit base and GAI to be recalculated. The benefit

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base will be recalculated on a pro rata basis. This means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base. The recalculation is as follows:

The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the excess portion of the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by
(c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

See Appendix H for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2010 contract year ending March 31, 2011 is $5,000. The RMDs for calendar years 2010 and 2011 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2010 and $2,000 in the first quarter of calendar year 2011, then the owner will have withdrawn $6,500 for the 2010 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2010 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2011 he or she takes it in the last quarter of 2010. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount. See Example #6 of Appendix H for an example of how an excess withdrawal is calculated.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   (a) 100% allocation to an allowable Focused Portfolio Strategy;

   (b) 100% allocation among allowable sub accounts; or

   (c) 100% allocation to the CustomChoice Allocation Option.

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts.'' The allowable sub-accounts currently include:

 .  SFT Advantus Dynamic Managed        .  Ivy Funds VIP Pathfinder Moderate
    Volatility Fund                        -- Managed Volatility
 .  SFT Advantus Managed Volatility     .  PIMCO VIT Global Diversified
    Equity Fund                            Allocation Portfolio
 .  AB Dynamic Asset Allocation         .  TOPS(R) Managed Risk Balanced ETF
    Portfolio                              Portfolio
 .  Goldman Sachs VIT Global Trends     .  TOPS(R) Managed Risk Flex ETF
    Allocation Fund                        Portfolio
 .  Morningstar Income and Growth ETF   .  TOPS(R) Managed Risk Growth ETF
    Asset Allocation Portfolio             Portfolio
 .  Morningstar Balanced ETF Asset      .  TOPS(R) Managed Risk Moderate
    Allocation Portfolio                   Growth ETF Portfolio
 .  Morningstar Conservative ETF Asset
    Allocation Portfolio

Each of the Morningstar ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not insure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an Allocation Plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with Encore-Single.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero and the GAI is greater than zero, the contract will enter the automatic payment phase. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of any owner. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of any owner, this rider terminates and no further benefits are payable unless the benefit base is greater than zero. If the benefit base is greater than zero at the time of death, payments will continue until the benefit base is reduced to zero. These remaining payments, if any, will be made to your beneficiaries.

At our discretion, we may elect to pay your beneficiaries a lump sum in lieu of future periodic withdrawals if the lump sum amount would be $10,000 or less. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the 'Interest Rate Swap' rates as reported in Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

ANNUITY PAYMENTS UNDER ENCORE-SINGLE

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

If annuity payments are required to begin, the Encore-Single rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the contract owner or any joint owner. Annuity payments are required to begin on the maturity date. Please see the section entitled "Electing the Retirement Date and Annuity Option" for further details on the maturity date and the required beginning of annuity payments.

EFFECT OF PAYMENT OF DEATH BENEFIT

If you die while the contract value is greater than zero and before the benefit base is reduced to zero, the beneficiary may elect to receive the death benefit under the contract and this rider will terminate. Alternatively, the beneficiary may be able to elect to continue this rider by taking withdrawals of the current GAI at least annually until the benefit base is reduced to zero. If you die while the contract value is greater than zero and the benefit base is zero, the beneficiary is entitled to the death benefit under the contract and this rider will terminate. No additional purchase payments may be made and no additional increases to the GAI or benefit base will occur. If the beneficiary elects to continue the Encore-Single rider, the charges for this rider will continue to apply. If your designated beneficiary is not your surviving spouse and withdrawals of the GAI extend beyond the beneficiary's life expectancy, this rider will terminate and the beneficiary will be required to take the death benefit under the contract to comply with Internal Revenue Code sections 72(s) or 401(a)(9), as applicable. We may recover from you or your estate any payments made after the death of the owner or any joint owner which we were not obligated to make by the terms of your contract and this rider.

RIDER TERMINATION

You may elect to cancel this benefit on any contract anniversary beginning seven contract years after the Encore-Single effective date. You must provide a written request to cancel within 30 days prior to the applicable contract anniversary.

The rider will automatically terminate at the earliest of:

   (a) termination or surrender of the contract (Note - a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

   (b) any change of owner or joint owner after the Encore-Single effective date, or in the case of a non-natural owner, any change of annuitant or joint annuitant after the Encore-Single effective date; or

   (c) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

   (d) the date any death benefits are paid either as a lump sum or an adjustment to the contract value under the terms of the contract; or

   (e) the date the benefit base is reduced to zero following the death of an owner.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

ENCORE LIFETIME INCOME-JOINT (ENCORE-JOINT) OPTION

EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.

Encore-Joint is also a guaranteed lifetime withdrawal benefit. Unlike Encore-Single, however, this rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the lifetime of two "Designated Lives" regardless of underlying sub-account

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performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero or in the form of annuity payments if the contract value is zero. See Appendix H for examples of how this rider works.

Encore-Joint does not guarantee investment gains or a minimum contract value. Because the GAI is paid in the form of a withdrawal until your contract value reaches zero, our obligation to pay you more than your contract value will only arise if your entire contract value has been exhausted. You can take withdrawals from your contract without electing this option. You should also consider the following:

  . Election of this rider may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this rider is generally not appropriate for you.

  . Withdrawals under this rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts or any other contract feature impacted by a withdrawal.

  . If available, you may elect this rider at the time the contract is issued or within 30 days prior to any contract anniversary as long as this benefit is available for purchase by new customers. The rider will be effective on either the rider issue date, if elected at the time the contract is issued, or the contract anniversary immediately following election, also known as the Encore-Joint effective date.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . Beginning 7 years after the Encore-Joint effective date, you may elect to terminate this rider by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date immediately following the date you provide notice of termination.

  . The oldest Designated Life (as defined below) must be under age 81 at the time the rider becomes effective.

  . Your entire contract value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

  . You may not elect this rider if you have selected the Premier Death Benefit, Estate Enhancement Option or in combination with any other living benefit.

  . After the first contract year following the Encore-Joint effective date, subsequent purchase payments are limited to a total of $25,000 in the aggregate, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

  . This rider may not be available under certain employer-sponsored qualified plans.

DESIGNATED LIFE, JOINT DESIGNATED LIFE AND DESIGNATED LIVES

The "Designated Life" is the owner of the contract, or the annuitant in the case of a non-natural owner, unless otherwise agreed to by us. The "Joint Designated Life" is either the joint owner, joint annuitant if a non-natural owner, or the sole primary beneficiary on the contract, unless otherwise agreed to by us. The Joint Designated Life must be the spouse (as defined by federal law) of the

Designated Life. All references to "Designated Lives" will mean both the Designated Life and Joint Designated Life. The Designated Life and Joint Designated Life will be used to determine the benefits under the Encore-Joint option. The Designated and Joint Designated Life will be shown on your contract rider. The Encore-Joint rider is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

THE BENEFIT

In each contract year, beginning at the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of both Designated Lives. If you take withdrawals in a single contract year in excess of the GAI it may result in a reduced GAI, as described below. The amount received will be in the form of a withdrawal of contract value, if available, or in the form of annuity payments. The method used to calculate the GAI is described below. Several examples to help show how this rider works are included in Appendix H.

THE BENEFIT DATE

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59/th/ birthday of the youngest Designated Life, or the Encore-Joint effective date. The Encore-Joint effective date is the rider issue date, if the rider is elected at issue, or the contract anniversary immediately following election.

CALCULATING THE BENEFIT BASE

INITIAL BENEFIT BASE
The initial benefit base will be set to the initial purchase payment if this rider is added when your contract is issued. If it is added on a subsequent contract anniversary, the initial benefit base will be equal to the contract value on the Encore-Joint effective date. Subsequent purchase payments will increase the benefit base and subsequent withdrawals will decrease the benefit base as described below. The benefit base is subject to a maximum of $5,000,000.

BENEFIT BASE RESET
On each reset date the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The reset dates are the one year anniversary of the Encore-Joint effective date and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Encore-Joint exceeds your current rider charge and the benefit base increases, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO INCREASE TO THE BENEFIT BASE. You will be notified in writing a minimum of 30 days prior to the reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases until you provide a written request that you wish to reinstate benefit base increases. Any reinstatement request will take effect at the next reset date and your contract will be subject to current charges, not to exceed the maximum annual rider charge.

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BENEFIT BASE ENHANCEMENT
On each contract anniversary prior to the first withdrawal, for a period up to 10 years following the Encore-Joint effective date, we will take the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, and increase that amount by 5%. If the resulting amount is greater than the current benefit base it will become the new benefit base. This enhancement is an incentive to delay receipt of the GAI provided by Encore-Joint. Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased rider charge if the benefit base is greater than the contract value as a result of the enhancement.

CALCULATING THE GAI

The initial GAI will be equal to the benefit base on the Encore-Joint effective date multiplied by the Annual Income Percentage (described below) based on the age of the youngest Designated Life as of the Encore-Joint effective date.

On each reset date the GAI will be reset to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the reset date, and

   (b) is equal to (1) multiplied by (2) where:

       (1) is the benefit base on the reset date, and

       (2) is the Annual Income Percentage based on the age of the youngest Designated Life as of the reset date.

The reset dates are the one year anniversary of the Encore-Joint effective date and each subsequent one year anniversary. Subsequent purchase payments and withdrawals will adjust the GAI as described below. See Appendix H for examples of how the GAI is calculated.

THE ANNUAL INCOME PERCENTAGE

The Annual Income Percentage is multiplied by the benefit base to determine the GAI. The Annual Income Percentage is determined based on the age of the youngest Designated Life on the Encore-Joint Effective Date, date of the purchase payment or reset date.

                         AGE        ANNUAL INCOME PERCENTAGE
                         ---        ------------------------
                    through age 64            4.0%
                        65-79                 5.0%
                     80 and older             6.0%

See Appendix H for examples of how the Annual Income Percentage is used to determine the GAI.

ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

This adjustment is not calculated in the same manner as a benefit base reset. The benefit base will be increased by the amount of any subsequent purchase payments. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the Annual Income Percentage shown above based on the age of the youngest Designated Life as of the date the purchase payment is credited to the contract. We may limit subsequent purchase payments after the first contract year following the Encore-Joint effective date to $25,000, without our prior consent. See Appendix H for examples of how the GAI is adjusted for subsequent purchase payments.

WITHDRAWALS

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider will terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . Please remember that withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

  . Any provision in your annuity requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, withdrawals will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable sub-account in any proportion.

ADJUSTMENT FOR WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the Annual Income Percentage based on the applicable age as of the date of the withdrawal.

ADJUSTMENT FOR WITHDRAWALS AFTER THE BENEFIT DATE

Each contract year after the benefit date you may withdraw an amount less than or equal to the GAI or, if this contract is part of a tax qualified plan, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the contract value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD amount will cause the benefit base and GAI to be recalculated. The benefit

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base will be recalculated on a pro rata basis. This means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base. The recalculation is as follows:

The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the excess portion of the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by
(c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

See Appendix H for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2010 contract year ending March 31, 2011 is $5,000. The RMDs for calendar years 2010 and 2011 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2010 and $2,000 in the first quarter of calendar year 2011, then the owner will have withdrawn $6,500 for the 2010 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2010 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2011 he or she takes it in the last quarter of 2010. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount. See Example #6 of Appendix H for an example of how an excess withdrawal is calculated.

                                                                        PAGE 75

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CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   (a) 100% allocation to an allowable Focused Portfolio Strategy;

   (b) 100% allocation among allowable sub-accounts; or

   (c) 100% allocation to the CustomChoice Allocation Option

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:

 .  SFT Advantus Dynamic Managed        .  Ivy Funds VIP Pathfinder Moderate
    Volatility Fund                        -- Managed Volatility
 .  SFT Advantus Managed Volatility     .  PIMCO VIT Global Diversified
    Equity Fund                            Allocation Portfolio
 .  AB Dynamic Asset Allocation         .  TOPS(R) Managed Risk Balanced ETF
    Portfolio                              Portfolio
 .  Goldman Sachs VIT Global Trends     .  TOPS(R) Managed Risk Flex ETF
    Allocation Fund                        Portfolio
 .  Morningstar Balanced ETF Asset      .  TOPS(R) Managed Risk Growth ETF
    Allocation Portfolio                   Portfolio
 .  Morningstar Conservative ETF Asset  .  TOPS(R) Managed Risk Moderate
    Allocation Portfolio                   Growth ETF Portfolio
 .  Morningstar Income and Growth ETF
    Asset Allocation Portfolio

Each of the Morningstar ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not insure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to

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reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with Encore-Joint.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero and the GAI is greater than zero, the contract will enter the automatic payment phase. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase. Designated Lives. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of both Designated Lives, this rider terminates and no further benefits are payable unless the benefit base is greater than zero. If the benefit base is greater than zero at the time of death, payments will continue until the benefit base is reduced to zero. These remaining payments, if any, will be made to your beneficiaries.

At our discretion, we may elect to pay your beneficiaries a lump sum in lieu of future periodic withdrawals if the lump sum amount would be $10,000 or less. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the 'Interest Rate Swap' rates as reported in Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

ANNUITY PAYMENTS UNDER ENCORE-JOINT

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

If annuity payments are required to begin, the Encore-Joint rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of both Designated Lives. Please see the section entitled "Electing the Retirement Date and Annuity Option" for further details on the maturity date and the required beginning of annuity payments.

EFFECT OF PAYMENT OF DEATH BENEFIT

If you and the Joint Designated Life die while the contract value is greater than zero and before the benefit base is reduced to zero, the beneficiary may elect to receive the death benefit under the contract and this rider will terminate. Alternatively, the beneficiary may be able to elect to continue this rider by taking withdrawals of the current GAI at least annually until the benefit base is reduced to zero. If you and the Joint Designated Life die while the contract value is greater than zero and the benefit base is zero, the beneficiary is entitled to the death benefit under the contract and this rider will terminate. No additional purchase payments may be made and no additional increases to the GAI or benefit base will occur. If the beneficiary elects to continue the Encore-Joint rider, the charges for this rider will continue to apply. If your designated beneficiary is not your surviving spouse and withdrawals of the GAI extend beyond the beneficiary's life expectancy, this rider will terminate and the beneficiary will be required to take the death benefit under the contract to comply with Internal Revenue Code sections 72(s) or 401(a)(9), as applicable. We may recover from you or your estate any payments made after the death of both Designated Lives.

SPOUSAL CONTINUATION

If the contract owner dies, the surviving spouse may elect to continue the contract and this rider provided the surviving spouse is the Joint Designated Life and this rider is in effect at the time of contract continuation. The GAI will be recalculated on the next reset date.

RIDER TERMINATION

You may elect to cancel this benefit on any contract anniversary beginning seven contract years after the Encore-Joint effective date. You must provide a written request to cancel within 30 days prior to the applicable contract anniversary.

The rider will automatically terminate at the earliest of:

   (a) termination or surrender of the contract (Note -- a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

   (b) any change of the Designated Lives after the Encore-Joint effective date; or

   (c) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

   (d) the date any death benefits are paid either as a lump sum or an adjustment to the contract value under the terms of the contract; or

   (e) the date the benefit base is reduced to zero following the death of both Designated Lives.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

OVATION LIFETIME INCOME II-SINGLE (OVATION II-SINGLE) OPTION

EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.

Ovation II-Single is a guaranteed lifetime withdrawal benefit. This optional rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the

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contract owner's life, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero or pursuant to the automatic payment phase if the contract value is zero. See Appendix I for examples of how this rider works.

Ovation II-Single does not guarantee investment gains or a minimum contract value. Because the GAI is paid in the form of a withdrawal until your contract value reaches zero, our obligation to pay you more than your contract value will only arise if your entire contract value has been exhausted. You can take withdrawals from your contract without electing this option. You should also consider the following:

  . Election of this rider may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this rider is generally not appropriate for you.

  . The maximum benefit base under this rider is $5,000,000. If you make large purchase payments, you may not realize the full benefit of the increases in benefit base provided by this rider.

  . Withdrawals under this rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts or any other contract feature impacted by a withdrawal.

  . If available, you may elect this rider at the time the contract is issued or within 30 days prior to any contract anniversary as long as this benefit is available for purchase by new customers. The rider will be effective on either the rider issue date, if elected at the time the contract is issued, or the contract anniversary immediately following election, also known as the rider effective date.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . If you take any withdrawals from the contract prior to the 10th contract anniversary following the rider effective date, or prior to the contract anniversary on or following the 70th birthday of the oldest owner (or the oldest annuitant in the case of a non-natural owner), whichever is later, you will not be eligible for the 200% benefit base guarantee and will reduce the benefit available with this rider.

  .  Once you elect this option you may not cancel it.

  . The oldest contract owner (or annuitant if a non-natural contract owner) must be age 80 or younger at the time the rider becomes effective.

  . Your entire contract value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

  . You may not elect this rider if you have selected the Premier Death Benefit, Estate Enhancement Benefit or in combination with any other living benefit.

  . After the first contract year following the rider effective date, subsequent purchase payments are limited to a cumulative total of $25,000, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

                                                                        PAGE 79

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THE BENEFIT

This rider guarantees that in each contract year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the contract owner's death (or in the case of joint owner's, until the first death). The amount received will be in the form of a withdrawal of contract value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single contract year in excess of the GAI it may result in a reduced GAI, as described below, and negatively impact your benefit. The method used to calculate the GAI is described below. Several examples to help show how this rider works are included in Appendix I.

THE BENEFIT DATE

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59th birthday of the oldest owner (or the oldest annuitant in the case of a non-natural owner) or the rider effective date. The rider effective date is the rider issue date, if the rider is elected at issue, or the contract anniversary immediately following election, if the rider is elected after contract issue.

CALCULATING THE BENEFIT BASE

BENEFIT BASE MAXIMUM
The benefit base is subject to a maximum of $5,000,000. This applies to the initial benefit base, as well as increases due to the benefit base reset, benefit base enhancement, or the 200% benefit base guarantee.

INITIAL BENEFIT BASE
The initial benefit base will be set to the initial purchase payment if this rider is added when your contract is issued. If it is added on a subsequent contract anniversary, the initial benefit base will be equal to the contract value on the rider effective date. Subsequent purchase payments will increase the benefit base and subsequent withdrawals will decrease the benefit base as described below.

BENEFIT BASE RESET
On each reset date the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Ovation II-Single exceeds your current rider charge and the benefit base increases to the contract value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO INCREASE TO THE BENEFIT BASE. You will be notified in writing a minimum of 30 days prior to the reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.

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BENEFIT BASE ENHANCEMENT
On each contract anniversary, for the first 10 years following the rider effective date, after each contract year in which there have been no withdrawals, we will take the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, and increase that amount by 6%. If the resulting amount is greater than the current benefit base, following any applicable benefit base reset, it will become the new benefit base. If you take a withdrawal during the first 10 contract years following the rider effective date, you will not receive the benefit base enhancement for any contract year in which you took a withdrawal. The 10-year period for which you are eligible for a benefit base enhancement will not be extended for years in which you take a withdrawal and are no longer eligible for the benefit base enhancement. Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the enhancement.

200% BENEFIT BASE GUARANTEE
On the later of the 10th contract anniversary following the rider effective date, or the contract anniversary on or following the 70th birthday of the oldest owner (or the oldest annuitant in the case of a non-natural owner), if no withdrawals have been taken from the contract, the 200% benefit base guarantee is equal to the sum of (a), (b), and (c), where:

   (a) is 200% of the initial benefit base,

   (b) is 200% of all subsequent purchase payments made in the one year following the rider effective date, and

   (c) is 100% of all subsequent purchase payments made after the first contract anniversary following the rider effective date.

If the 200% benefit base guarantee is greater than the current benefit base, following any applicable benefit base reset or benefit base enhancement, it will become the new benefit base. THE BENEFIT BASE AFTER ADJUSTMENT REMAINS SUBJECT TO THE BENEFIT BASE MAXIMUM OF $5,000,000. Accordingly, if your initial benefit base is over $2,500,000, you would not receive the full value of the 200% benefit base guarantee because 200% of the initial benefit base would exceed the $5,000,000 benefit base maximum. In that case, your benefit base would be adjusted to $5,000,000. IF YOU TAKE A WITHDRAWAL ON OR BEFORE THE DATE YOUR BENEFIT BASE IS ELIGIBLE FOR THE 200% BENEFIT BASE GUARANTEE, THE 200% BENEFIT BASE GUARANTEE TERMINATES WITHOUT VALUE. This means that you will not receive the 200% benefit base guarantee. Because rider charges apply to the greater of the benefit base or contract value, the benefit base adjustment may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the adjustment. See Appendix I for examples of how the benefit base adjustment is calculated.

CALCULATING THE GAI

The initial GAI will be equal to the benefit base on the rider effective date multiplied by the annual income percentage (described below) based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the rider effective date.

On each reset date the GAI will be reset to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the reset date, and

   (b) is equal to (1) multiplied by (2) where:

       (1) is the benefit base on the reset date, after all applicable benefit base adjustments described above, and

                                                                        PAGE 81

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       (2) is the annual income percentage based on the age of the oldest owner
           (or annuitant in the case of a non-natural owner) as of the reset date.

The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. Subsequent purchase payments and withdrawals will adjust the GAI as described below. See Appendix I for examples of how the GAI is calculated.

THE ANNUAL INCOME PERCENTAGE

The annual income percentage is multiplied by the benefit base to determine the GAI. The annual income percentage is determined based on the age of the oldest owner on the rider effective date, date of the purchase payment or reset date. If the owner of this contract is other than a natural person, such as a trust or other similar entity, the annual income percentage is determined based on the age of the oldest annuitant.

                         AGE        ANNUAL INCOME PERCENTAGE
                         ---        ------------------------
                    through age 64            4.5%
                       65 - 74                5.0%
                       75 - 79                5.5%
                         80 +                 6.5%

See Appendix I for examples of how the annual income percentage is used to determine the GAI.

GAI ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

This adjustment is not calculated in the same manner as a benefit base reset. The benefit base will be increased by the amount of any subsequent purchase payments. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable annual income percentage shown above, based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the date the subsequent purchase payment is credited to the contract, subject to the maximum GAI immediately following a subsequent purchase payment described below.

The GAI immediately following a subsequent purchase payment is subject to a maximum of (a) multiplied by (b) where:

   (a) is the benefit base maximum of $5,000,000, and

   (b) is the annual income percentage based on the applicable age as of the date the subsequent purchase payment is credited to the contract.

We may limit subsequent purchase payments after the first contract year following the rider effective date to a cumulative total of $25,000, without our prior consent. See Appendix I for examples of how the GAI is adjusted for subsequent purchase payments.

WITHDRAWALS

You should consider the following before taking a withdrawal under this contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the

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     contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

  . A withdrawal taken prior to the date your benefit base is eligible for the 200% benefit base guarantee adjustment will result in you not being eligible for such adjustment, as described above.

  . Any provision in your annuity requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, any withdrawals you take will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable sub-account in any proportion.

ADJUSTMENT FOR WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age as of the date of the withdrawal.

ADJUSTMENT FOR WITHDRAWALS TAKEN AFTER THE BENEFIT DATE

Each contract year after the benefit date you may withdraw an amount less than or equal to the GAI or, if the contract is part of a tax qualified plan, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the contract value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD amount will cause the benefit base and GAI to be recalculated. The benefit base will be recalculated on a pro rata basis. This means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base. The recalculation is as follows:

The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the excess portion of the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by
(c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

See Appendix I for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2012 contract year ending March 31, 2013 is $5,000. The RMDs for calendar years 2012 and 2013 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2012 and $2,000 in the first quarter of calendar year 2013, then the owner will have withdrawn $6,500 for the 2012 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2012 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2013, he or she takes it in the last quarter of 2012. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount. See Example #6 of Appendix I for an example of how an excess withdrawal is calculated.

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

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   a)  100% allocation to an allowable Focused Portfolio Strategy;

   b)  100% allocation among allowable sub-accounts; or

   c)  100% allocation to the CustomChoice Allocation Option

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect the Ovation II rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:

 .  SFT Advantus Dynamic Managed        .  Ivy Funds VIP Pathfinder Moderate
    Volatility Fund                        -- Managed Volatility
 .  SFT Advantus Managed Volatility     .  PIMCO VIT Global Diversified
    Equity Fund                            Allocation Portfolio
 .  AB Dynamic Asset Allocation         .  TOPS(R) Managed Risk Balanced ETF
    Portfolio                              Portfolio
 .  Goldman Sachs Global VIT Trends     .  TOPS(R) Managed Risk Flex ETF
    Allocation Fund                        Portfolio
 .  Morningstar Balanced ETF Asset      .  TOPS(R) Managed Risk Growth ETF
    Allocation Portfolio                   Portfolio
 .  Morningstar Conservative ETF Asset  .  TOPS(R) Managed Risk Moderate
    Allocation Portfolio                   Growth ETF Portfolio
 .  Morningstar Income and Growth ETF
    Asset Allocation Portfolio

Each of the Morningstar ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract.'

The allowable Focused Portfolio Strategies, allowable sub-accounts, and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with Ovation II-Single.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero and the GAI is greater than zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that if the contract enters the automatic payment phase, you will no longer be eligible for a benefit base reset, benefit base enhancement, or the 200% benefit base guarantee. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of any owner. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of any owner, this rider terminates and no further benefits are payable under this rider.

ANNUITY PAYMENTS UNDER OVATION II-SINGLE

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

If annuity payments are required to begin, the Ovation II-Single rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the contract owner or any joint owner. Annuity payments are required to begin on the maturity date. Please see the section entitled 'Electing the Retirement Date and Annuity Option' for further details on the maturity date and the required beginning of annuity payments.

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

RIDER TERMINATION

Once you elect the Ovation II-Single rider, you may not elect to cancel it.

The rider will automatically terminate at the earliest of:

   (a) termination or surrender of the contract (Note--a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

   (b) any change of owner or joint owner after the rider effective date, or in the case of a non- natural owner, any change of annuitant or joint annuitant after the rider effective date; or

   (c) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

   (d) the death of the owner or joint owner, or in the case of a non-natural owner, the death of the annuitant or joint annuitant.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

OVATION LIFETIME INCOME II-JOINT (OVATION II-JOINT) OPTION

EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.

Ovation II-Joint is also a guaranteed lifetime withdrawal benefit. Unlike Ovation II-Single, however, this rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the lifetime of two "Designated Lives" regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero or pursuant to the automatic payment phase if the contract value is zero. See Appendix I for examples of how the benefit base and GAI are calculated.

Ovation II-Joint does not guarantee investment gains or a minimum contract value. Because the GAI is paid in the form of a withdrawal until your contract value reaches zero, our obligation to pay you more than your contract value will only arise if your entire contract value has been exhausted. You can take withdrawals from your contract without electing this option. You should also consider the following:

  . Election of this rider may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this rider is generally not appropriate for you.

  . The maximum benefit base under this rider is $5,000,000. If you make large purchase payments, you may not realize the full benefit of the increases in benefit base provided by this rider.

  . Withdrawals under this rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts or any other contract feature impacted by a withdrawal.

  . If available, you may elect this rider at the time the contract is issued or within 30 days prior to any contract anniversary as long as this benefit is available for purchase by new customers. The rider will be effective on either the rider issue date, if elected at the time the contract is issued, or the contract anniversary immediately following election, also known as the rider effective date.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

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  .  If you take any withdrawals from the contract prior to the 10th contract anniversary following the rider effective date, or prior to the contract anniversary on or following the 70th birthday of the youngest Designated Life (as defined below), whichever is later, you will not be eligible for the 200% benefit base guarantee and will reduce the benefit available with this rider.

  .  Once you elect this option you may not cancel it.

  . The oldest Designated Life must be age 80 or younger at the time the rider becomes effective.

  . Your entire contract value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

  . You may not elect this rider if you have selected the Premier Death Benefit, Estate Enhancement Benefit or in combination with any other living benefit.

  . After the first contract year following the rider effective date, subsequent purchase payments are limited to a cumulative total of $25,000, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

  . This rider may not be available under certain employer-sponsored qualified plans.

DESIGNATED LIFE, JOINT DESIGNATED LIFE AND DESIGNATED LIVES

The "Designated Life" is the owner of the contract, or the annuitant in the case of a non-natural owner, unless otherwise agreed to by us. The "Joint Designated Life" is either the joint owner, joint annuitant if a non-natural owner, or the sole primary beneficiary on the contract, unless otherwise agreed to by us. The Joint Designated Life must be the spouse (as defined by federal law) of the Designated Life. All references to "Designated Lives" will mean both the Designated Life and Joint Designated Life. The Designated Life and Joint Designated Life will be used to determine the benefits under the Ovation II-Joint option. The Designated and Joint Designated Life will be shown on your contract rider. The Ovation II-Joint rider is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

THE BENEFIT

This rider guarantees that in each contract year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of both Designated Lives. The amount received will be in the form of a withdrawal of contract value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single contract year in excess of the GAI it may result in a reduced GAI, as described below, and negatively impact your benefit. The method used to calculate the GAI is described below. Several examples to help show how the benefit base and GAI are calculated are included in Appendix I.

THE BENEFIT DATE

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59th birthday of the youngest Designated Life, or the rider effective date. The rider effective date is the rider issue date, if the rider is elected at issue, or the contract anniversary immediately following election, if the rider is elected after contract issue.

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CALCULATING THE BENEFIT BASE

BENEFIT BASE MAXIMUM
The benefit base is subject to a maximum of $5,000,000. This applies to the initial benefit base, as well as increases due to the benefit base reset, benefit base enhancement, or the 200% benefit base guarantee.

INITIAL BENEFIT BASE
The initial benefit base will be set to the initial purchase payment if this rider is added when your contract is issued. If it is added on a subsequent contract anniversary, the initial benefit base will be equal to the contract value on the rider effective date. Subsequent purchase payments will increase the benefit base and subsequent withdrawals will decrease the benefit base as described below.

BENEFIT BASE RESET
On each reset date the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Ovation II-Joint exceeds your current rider charge and the benefit base increases to the contract value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO INCREASE TO THE BENEFIT BASE. You will be notified in writing a minimum of 30 days prior to the reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.

BENEFIT BASE ENHANCEMENT
On each contract anniversary, for the first 10 years following the rider effective date, after each contract year in which there have been no withdrawals, we will take the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, and increase that amount by 6%. If the resulting amount is greater than the current benefit base, following any applicable benefit base reset, it will become the new benefit base. If you take a withdrawal during the first 10 contract years following the rider effective date, you will not receive the benefit base enhancement for any contract year in which you took a withdrawal. The 10-year period for which you are eligible for a benefit base enhancement will not be extended for years in which you take a withdrawal and are no longer eligible for the benefit base enhancement. Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the enhancement.

200% BENEFIT BASE GUARANTEE

On the later of the 10th contract anniversary following the rider effective date, or the contract anniversary on or following the 70th birthday of the youngest Designated Life, if no withdrawals have

                                                                        PAGE 89

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been taken from the contract, the 200% benefit base guarantee is equal to the sum of (a), (b), and (c), where:

   (a) is 200% of the initial benefit base,

   (b) is 200% of all subsequent purchase payments made in the one year following the rider effective date, and

   (c) is 100% of all subsequent purchase payments made after the first contract anniversary following the rider effective date.

If the 200% benefit base guarantee is greater than the current benefit base, following any applicable benefit base reset or benefit base enhancement, it will become the new benefit base. THE BENEFIT BASE AFTER ADJUSTMENT REMAINS SUBJECT TO THE BENEFIT BASE MAXIMUM OF $5,000,000. Accordingly, if your initial benefit base is over $2,500,000, you would not receive the full value of the 200% benefit base guarantee because 200% of the initial benefit base would exceed the $5,000,000 benefit base maximum. In that case, your benefit base would be adjusted to $5,000,000. IF YOU TAKE A WITHDRAWAL ON OR BEFORE THE DATE YOUR BENEFIT BASE IS ELIGIBLE FOR THE 200% BENEFIT BASE GUARANTEE, THE 200% BENEFIT BASE GUARANTEE TERMINATES WITHOUT VALUE. This means that you will not receive the 200% benefit base guarantee. Because rider charges apply to the greater of the benefit base or contract value, the benefit base adjustment may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the adjustment. See Appendix I for examples of how the benefit base adjustment is calculated.

CALCULATING THE GAI

The initial GAI will be equal to the benefit base on the rider effective date multiplied by the annual income percentage (described below) based on the age of the youngest Designated Life as of the rider effective date.

On each reset date the GAI will be reset to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the reset date, and

   (b) is equal to (1) multiplied by (2) where:

       (1) is the benefit base on the reset date, after all applicable benefit base adjustments described above, and

       (2) is the annual income percentage based on the age of the youngest Designated Life as of the reset date.

The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. Subsequent purchase payments and withdrawals will adjust the GAI as described below. See Appendix I for examples of how the GAI is calculated.

THE ANNUAL INCOME PERCENTAGE

The annual income percentage is multiplied by the benefit base to determine the GAI. The annual income percentage is determined based on the age of the youngest Designated Life on the rider effective date, date of the purchase payment or reset date.

                         AGE        ANNUAL INCOME PERCENTAGE
                         ---        ------------------------
                    through age 64            4.0%
                       65 - 74                4.5%
                       75 - 79                5.0%
                         80 +                 6.0%

See Appendix I for examples of how the annual income percentage is used to determine the GAI.

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GAI ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

This adjustment is not calculated in the same manner as a benefit base reset. The benefit base will be increased by the amount of any subsequent purchase payments. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable annual income percentage shown above, based on the age of the youngest Designated Life as of the date the subsequent purchase payment is credited to the contract, subject to the maximum GAI immediately following a subsequent purchase payment described below.

The GAI immediately following a subsequent purchase payment is subject to a maximum of (a) multiplied by (b) where:

   (a) is the benefit base maximum of $5,000,000, and

   (b) is the annual income percentage based on the applicable age as of the date the subsequent purchase payment is credited to the contract.

We may limit subsequent purchase payments after the first contract year following the rider effective date to a cumulative total of $25,000, without our prior consent. See Appendix I for examples of how the GAI is adjusted for subsequent purchase payments.

WITHDRAWALS

You should consider the following before taking a withdrawal under this contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

  . A withdrawal taken prior to the date your benefit base is eligible for the 200% benefit base guarantee adjustment will result in you not being eligible for such adjustment, as described above.

  . Any provision in your annuity requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, any withdrawals you take will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable sub-account in any proportion.

                                                                        PAGE 91

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ADJUSTMENT FOR WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age as of the date of the withdrawal.

ADJUSTMENT FOR WITHDRAWALS TAKEN AFTER THE BENEFIT DATE

Each contract year after the benefit date you may withdraw an amount less than or equal to the GAI or, if the contract is part of a tax qualified plan, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the contract value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD amount will cause the benefit base and GAI to be recalculated. The benefit base will be recalculated on a pro rata basis. This means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base. The recalculation is as follows:

The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the excess portion of the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by
(c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

See Appendix I for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are

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different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2012 contract year ending March 31, 2013 is $5,000. The RMDs for calendar years 2012 and 2013 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2012 and $2,000 in the first quarter of calendar year 2013, then the owner will have withdrawn $6,500 for the 2012 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2012 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2013, he or she takes it in the last quarter of 2012. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount. See Example #6 of Appendix I for an example of how an excess withdrawal is calculated.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   a)  100% allocation to an allowable Focused Portfolio Strategy;

   b)  100% allocation among allowable sub-accounts; or

   c)  100% allocation to the CustomChoice Allocation Option

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect the Ovation II rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the

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CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:

 .  SFT Advantus Dynamic Managed        .  Ivy Funds VIP Pathfinder Moderate
    Volatility Fund                        -- Managed Volatility
 .  SFT Advantus Managed Volatility     .  PIMCO VIT Global Diversified
    Equity Fund                            Allocation Portfolio
 .  AB Dynamic Asset Allocation         .  TOPS(R) Managed Risk Balanced ETF
    Portfolio                              Portfolio
 .  Goldman Sachs VIT Global Trends     .  TOPS(R) Managed Risk Flex ETF
    Allocation Fund                        Portfolio
 .  Morningstar Balanced ETF Asset      .  TOPS(R) Managed Risk Growth ETF
    Allocation Portfolio                   Portfolio
 .  Morningstar Conservative ETF Asset  .  TOPS(R) Managed Risk Moderate
    Allocation Portfolio                   Growth ETF Portfolio
 .  Morningstar Income and Growth ETF
    Asset Allocation Portfolio

Each of the Morningstar ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract.'

The allowable Focused Portfolio Strategies, allowable sub-accounts, and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with Ovation II-Joint.

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AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero and the GAI is greater than zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that if the contract enters the automatic payment phase, you will no longer be eligible for a benefit base reset, benefit base enhancement, or the 200% benefit base guarantee. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of both Designated Lives. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of both Designated Lives, this rider terminates and no further benefits are payable under this rider.

ANNUITY PAYMENTS UNDER OVATION II-JOINT

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

If annuity payments are required to begin, the Ovation II-Joint rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of both Designated Lives. Annuity payments are required to begin on the maturity date. Please see the section entitled 'Electing the Retirement Date and Annuity Option' for further details on the maturity date and the required beginning of annuity payments.

SPOUSAL CONTINUATION

If the contract owner dies, the surviving spouse may elect to continue the contract and this rider provided the surviving spouse is the Joint Designated Life and this rider is in effect at the time of contract continuation. The GAI will be recalculated on the next reset date. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the Ovation II-Joint rider charge.

RIDER TERMINATION

Once you elect the Ovation II-Joint rider, you may not elect to cancel it.

The rider will automatically terminate at the earliest of:

   (a) termination or surrender of the contract (Note -- a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

   (b) any change to a Designated Life after the rider effective date; or

   (c) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

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   (d) the date any death benefits are paid as a lump sum under the terms of the contract; or

   (e) the death of both Designated Lives.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

GUARANTEED INCOME PROVIDER BENEFIT (GIPB) OPTION

EFFECTIVE MARCH 1, 2010, THIS RIDER IS NO LONGER AVAILABLE.

The GIPB option is a type of guaranteed minimum income benefit. The GIPB option guarantees a stated or fixed income payment in the pay-out phase of your annuity contract, for the annuity options set forth below. It is designed to help protect you against poor investment performance before annuitization of your contract. It does not however, guarantee a contract value or minimum return for any investment option or for the contract. All requests to elect this option must be in writing on a form provided by us.

  . If you do not intend to annuitize your contract, you will not receive the benefit of this option, and therefore this option may not be appropriate for you.

  . You may elect this option when your contract is issued or within 30 days following any contract anniversary date. The option will be effective on either the issue date or contract anniversary date.

  .  Once you elect this option you may not terminate or cancel the option.

  . The oldest contract owner, or oldest annuitant in the case where a non-natural person owns the contract, must be under age 76 at the time the contract is issued, in order to elect this option.

  . You may not elect this option in combination with either the Guaranteed Minimum Withdrawal Benefit or the Guaranteed Lifetime Withdrawal Benefit.

This option may be exercised by the contract owner on or within 30 days following a contract anniversary, after a 10 year waiting period from the effective date of the option. However, it may not be exercised after the contract anniversary following the earlier of the oldest annuitant's 90th birthday or the oldest contract owner's 90th birthday. After that date the option and associated charge will automatically terminate. If the owner is a non-natural person, the age of the oldest annuitant is the basis for determining the benefit.

If you wish to annuitize only a portion of your contract and invoke this option you may do so once, however, you must annuitize at least one-half of your contract value as of the date you elect to annuitize. To invoke this option at any other time you must annuitize your entire contract value. In addition, under the GIPB option, only a fixed annuity is available and only the following annuity options are available to you if you exercise the GIPB option:

  .  Option 1 - Life Annuity

  . Option 2 - Life Annuity with a Period Certain of 120 months (Option 2A), 180 months (Option 2B) or 240 months (Option 2C)

  .  Option 3 - Joint and Last Survivor Annuity

The GIPB option is equal to a fixed annuity payment amount. The fixed annuity payment amount is equal to the following formula: the Guaranteed Income Provider Basis, adjusted for any premium taxes not previously deducted, and applied to the annuity tables that accompany the GIPB option. The annuity tables that accompany the GIPB option supersede those annuity tables that were issued with

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your base contract, but only if you invoke the GIPB option. These tables are more conservative than those issued with the base contract. The dollar amount of the annuity payment will depend on the annuity option selected, the amount applied and the age of the annuitant (and joint annuitant if applicable).

THE GUARANTEED INCOME PROVIDER BASIS IS THE GREATER OF:

  . the Guaranteed Income Provider Highest Anniversary Value prior to the date annuity payments are elected, increased by any purchase payments and reduced using the reduction procedure for the Guaranteed Income Provider Highest Anniversary Value defined below for amounts withdrawn or annuitized since the previous Guaranteed Income Provider Highest Anniversary Value was determined; or

  .  the Guaranteed Income Provider 5% Increase Value.

THE GUARANTEED INCOME PROVIDER HIGHEST ANNIVERSARY VALUE IS EQUAL TO THE GREATER OF:

  .  the contract value; or

  . the previous Guaranteed Income Provider Highest Anniversary Value increased by any purchase payments and reduced using the reduction procedure for the Guaranteed Income Provider Highest Anniversary Value defined below for amounts withdrawn or annuitized since the previous Guaranteed Income Provider Highest Anniversary Value was determined.

The Guaranteed Income Provider Highest Anniversary Value will be determined on every contract anniversary starting with the contract anniversary on which this option was effective, up to and including the contract anniversary following your 85th birthday.

REDUCTION PROCEDURE FOR THE GUARANTEED INCOME PROVIDER HIGHEST ANNIVERSARY
VALUE:

A withdrawal or annuitization will reduce the Guaranteed Income Provider Highest Anniversary Value as follows:

(i) On a dollar-for-dollar basis if the cumulative withdrawal and annuitization amount, including the current withdrawal or annuitization, occurring during the current contract year is less than or equal to 5% of the Guaranteed Income Provider Highest Anniversary Value as of the most recent contract anniversary.

(ii)On a pro rata basis if the cumulative withdrawal and annuitization amount, including the current withdrawal or annuitization, occurring during the current contract year is greater than 5% of the Guaranteed Income Provider Highest Anniversary Value as of the most recent contract anniversary. The pro rata adjustment will reduce the Guaranteed Income Provider Highest Anniversary Value by the proportion that the current amount withdrawn or annuitized bears to the contract value just prior to the withdrawal or annuitization.

THE GUARANTEED INCOME PROVIDER 5% INCREASE VALUE IS EQUAL TO THE SUM OF:

  . the portion of the contract value in any fixed account and all of the guarantee periods of the Guaranteed Term Account; and

  . Purchase Payments and transfers into the variable annuity account reduced for withdrawals, annuitizations and transfers out of the variable annuity account using the reduction procedure defined below, accumulated to the earlier of the date annuity payments are elected or the contract anniversary following your 85th birthday at an interest rate of 5%, compounded annually.

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Please note, after the contract anniversary following your 85th birthday, the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value will not increase further. Any amounts withdrawn, annuitized or transferred out of the variable annuity account will reduce the value using the reduction procedure for the Guaranteed Income Provider 5% Increase Value, as described below.

REDUCTION PROCEDURE FOR THE GUARANTEED INCOME PROVIDER 5% INCREASE VALUE:

A withdrawal, annuitization, or transfer out of any fixed account or the Guaranteed Term Account will reduce the Guaranteed Income Provider 5% Increase Value on a dollar for dollar basis.

A withdrawal, annuitization, or transfer out of the variable annuity account will reduce the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as follows:

(i) On a dollar-for-dollar basis if the cumulative withdrawal, annuitization, and transfer out amount from the variable annuity account, including the current withdrawal, annuitization, or transfer from the variable annuity account, occurring during the current contract year is less than or equal to 5% of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as of the most recent contract anniversary.

(ii)On a pro rata basis if the cumulative withdrawal, annuitization, and transfer out amount; including the current withdrawal, annuitization, or transfer from the variable annuity account; occurring during the current contract year is greater than 5% of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as of the most recent contract anniversary. The pro rata adjustment will reduce the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value by the proportion that the current amount withdrawn, annuitized, or transferred out of the variable annuity account bears to the contract value in the variable annuity account just prior to the withdrawal, annuitization, or transfer.

At no time shall either the Guaranteed Income Provider Highest Anniversary Value or the Guaranteed Income Provider 5% Increase Value exceed 200% of the sum of the contract value as of the effective date of the option, plus any subsequent purchase payments received more than 12 months prior to the date annuity payments are elected, adjusted pro rata for subsequent withdrawals and annuitizations.

Where joint owners exist, there will be no further Guaranteed Income Provider Highest Anniversary Values determined or accumulation of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value after the contract anniversary following the 85th birthday of the oldest joint owner. After the death of the first joint owner, determination of new Guaranteed Income Provider Highest Anniversary Values and accumulation of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value may resume if the surviving joint owner continues the contract.

If a surviving spouse elects to assume his or her deceased spouse's contract, this option and its associated charge will continue to be effective and based upon the new owner's age as long as it is less than or equal to age 90. In the event the surviving spouse's age is greater than 90, the option and its charge will automatically terminate.

This option and its associated charge will also terminate automatically in the following circumstances:

  .  the contract is fully annuitized;

  .  the contract is terminated or surrendered; or

  . the contract anniversary following the oldest contract owner or annuitant's 90th birthday.

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GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) OPTION

EFFECTIVE MAY 15, 2009, THIS RIDER IS NO LONGER AVAILABLE.
This contract option provides for a guarantee that allows a contract owner to withdraw an amount from the contract each contract year up to a specified maximum amount, known as the Guaranteed Annual Withdrawal, until the Guaranteed Withdrawal Benefit is reduced to zero. If you withdraw amount(s) in excess of the Guaranteed Annual Withdrawal, you will reduce the benefit you receive with this contract option.

  . Election of this option may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option may not be appropriate for you. Amounts taken under the GMWB will first be taken from your contract value as described below. Our obligation to pay you more than your contract value will only arise in certain circumstances. Therefore, as you consider election of this option you should consider whether the value of the benefit and the level of protection that the option provides you, along with its costs, are consistent with your financial objectives and the assurances you are seeking.

  . You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GMWB effective date.

  . Beginning 7 years after the GMWB effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

  . Your entire contract value must be allocated to an investment option or allocation plan approved and maintained by us while this option is in effect.

  . The oldest contract owner (or annuitant, if a non-natural contract owner) must be under age 81 at the time the rider becomes effective.

  . You may not elect this contract option if you have selected the Premier Death Benefit optional death benefit for your contract. In addition, you may not elect this contract option in combination with any other living benefit.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account.

The GMWB option is designed to provide a benefit that guarantees the contract owner a minimum withdrawal amount, regardless of underlying sub-account performance, during the contract's deferral period. This option does not guarantee any investment gains nor does it guarantee any lifetime income payments. Several examples to help show how this option works are included in Appendix D.

In each contract year, you may withdraw up to the Guaranteed Annual Withdrawal
(GAW) from your contract until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero. The method used to calculate the GAW and the GWB is described below.

This contract option also provides for an opportunity in certain cases to increase the GWB or reset the GWB amount as described further below in the sections entitled: "Guaranteed Withdrawal Benefit Enhancement" and "Guaranteed Withdrawal Benefit Reset Option."

CALCULATING THE INITIAL GWB AND GAW

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times. The initial GAW for your contract will be equal to 7% of the GWB.

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Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, withdrawal, withdrawals exceed the GAW in a contract year, or as otherwise described below.

ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

The GWB will be increased by the amount of any subsequent purchase payments. The GAW will be recalculated and will be equal to the greater of: (a) GAW prior to the purchase payment; or (b) 7% of the new GWB determined at the time the subsequent purchase payment is applied. After the first contract year following the GMWB effective date we restrict the application of subsequent purchase payments to the GWB to $100,000 without our prior written approval.

ADJUSTMENTS FOR WITHDRAWALS

Each contract year you may withdraw an amount less than or equal to the GAW. Such withdrawals will reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAW. If withdrawals in any contract year are less than the GAW, the additional amount may not be carried forward to future contract years. Withdrawals will be taken pro rata from your values in any fixed account and each sub-account of the variable annuity account. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the GWB and GAW.

Withdrawals in excess of the GAW or the Required Minimum Distribution (RMD) for this contract (whichever might be greater) if part of a tax qualified plan, in any one contract year, will cause both the GWB and GAW to be recalculated. In that case, the GWB will be reduced to the lesser of:

(a) the contract value after the excess withdrawal; or

(b) the GWB prior to the excess withdrawal less the amount of the withdrawal.

The GAW will also be adjusted to equal the lesser of:

(a) GAW prior to the withdrawal; or

(b) the greater of either:

   (i) 7% of the recalculated GWB; or

   (ii)7% of the current contract value after the withdrawal.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.

If the contract value is reduced to zero and the GWB immediately after the withdrawal is greater than zero, the contract will enter the automatic payment phase. During this phase, no additional purchase payments may be made and all other contract features, benefits, and guarantees except the guarantees provided by this rider are terminated. You may elect to receive the GAW at any frequency offered by us, but no less frequently than annually, until the GWB reaches zero. Once selected, the frequency may not be changed without our prior consent. If you die before the GWB reaches zero, the remaining payments will be made to your beneficiaries. When the GWB reaches zero, this rider terminates and no further benefits are payable.

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At our discretion, we may elect to pay you a lump sum in lieu of future periodic withdrawals. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in the Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract. Please remember that withdrawals under the GMWB are treated like any other contract withdrawals for purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences. For IRAs or other contracts subject to
Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to satisfy minimum required distribution requirements. Such withdrawals may exceed the GAW amount which could quickly and substantially decrease your GWB. IN A DECLINING MARKET, WITHDRAWALS THAT EXCEED THE GAW MAY SUBSTANTIALLY REDUCE YOUR GWB AND GAW.

GUARANTEED WITHDRAWAL BENEFIT ENHANCEMENT

If you do not take any withdrawals during the first three years after the GMWB effective date, your GWB will be increased on the third contract anniversary following the GMWB effective date. The GWB will be increased by an amount equal to 10% of the total of the purchase payments received within 12 months of the GMWB effective date. The GAW will be increased to 7% of the recalculated GWB.

GUARANTEED WITHDRAWAL BENEFIT RESET OPTION

Beginning with the third contract anniversary following the GMWB effective date and prior to your 81st birthday, you may elect to reset your GWB to your current contract value, if higher. IF YOU ELECT TO RESET THE GWB, THE RIDER CHARGE WILL BE INCREASED TO THE THEN CURRENT CHARGE FOR THE GMWB RIDER. In addition, a three year waiting period will be required before you may elect another reset. Your written request to elect to reset your GWB must be received by us within 30 days prior to the applicable contract anniversary. The GAW will also be recalculated at this time and will be equal to the greater of (a) the GAW prior to the reset, or (b) 7% of the reset GWB amount. You must request your election of the reset in writing in a form satisfactory to us, within 30 days prior to the contract anniversary.

SUB-ACCOUNT ALLOCATION

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   (a) 100% allocation to an allowable Focused Portfolio Strategy;

   (b) 100% allocation among allowable sub-accounts; or

   (c) 100% allocation to the CustomChoice Allocation Option.

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies, the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

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B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:

 .  SFT Advantus Dynamic Managed        .  Ivy Funds VIP Pathfinder Moderate
    Volatility Fund                        -- Managed Volatility
 .  SFT Advantus Managed Volatility     .  PIMCO VIT Global Diversified
    Equity Fund                            Allocation Portfolio
 .  AB Dynamic Asset Allocation         .  TOPS(R) Managed Risk Balanced ETF
    Portfolio                              Portfolio
 .  Goldman Sachs VIT Global Trends     .  TOPS(R) Managed Risk Flex ETF
    Allocation Fund                        Portfolio
 .  Morningstar Balanced ETF Asset      .  TOPS(R) Managed Risk Growth ETF
    Allocation Portfolio                   Portfolio
 .  Morningstar Conservative ETF Asset  .  TOPS(R) Managed Risk Moderate
    Allocation Portfolio                   Growth ETF Portfolio
 .  Morningstar Income and Growth ETF
    Asset Allocation Portfolio

Each of the Morningstar ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with this rider.

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EFFECT OF PAYMENT OF DEATH BENEFIT

If the contract owner dies before the GWB is reduced to zero and there is contract value, the beneficiary may elect to take the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option (and the contract) by taking withdrawals equal in an amount to the GAW annually, over a period no longer than the beneficiary's life expectancy. If the beneficiary elects to continue this option, the charges for this option will continue to apply. If withdrawals of the GAW annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GMWB will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code Sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

RIDER TERMINATION

Beginning seven contract years after the GMWB effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. Once cancelled the GMWB may not be elected again until the next contract anniversary.

The contract option will automatically terminate at the earliest of the following:

  .  if the GWB is reduced to zero; or

  . if the contract to which this rider is attached is surrendered, applied to provide annuity payments, or otherwise terminated; or

  . if the contract's death benefits are paid as a lump sum to a beneficiary under the terms of the contract.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

ANNUITY PAYMENTS

On annuity commencement or when your contract reaches its maturity date, and if we have not agreed to an extension of the maturity date, your contract value will be applied to an annuity option you have selected and this contract option and its benefits will terminate. In the case of a partial annuitization, the amount of contract value applied to provide annuity payments will be treated as a withdrawal from the contract.

If the GMWB option is still in effect and annuity payments are required to begin, you may choose an additional annuity option. This annuity option provides a fixed annuity payment equivalent on an annual basis to your maximum GAW, until the GWB is reduced to zero, at which point annuity payments will cease. This option will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should examine your circumstances and options carefully before making any election. You should consider requesting an annuitization illustration if you have any questions about which annuity option is appropriate for you.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB) OPTION

EFFECTIVE AUGUST 1, 2010, THIS OPTION IS NO LONGER AVAILABLE.

This contract option is designed to provide a benefit that guarantees the contract owner a minimum withdrawal amount, generally over their life regardless of underlying sub-account performance. It allows a contract owner to take withdrawals from their contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The annual GAI amount will be set based on the age of the oldest contract owner on the GLWB effective date and it will range from 4.0% to 6.0% of the Guaranteed Withdrawal Benefit (GWB). If you withdraw amount(s) in excess of the guaranteed amount you will reduce the benefit you receive under this contract option.

  . Election of this contract option may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option may not be appropriate for you.

  . The oldest contract owner (or annuitant, if a non-natural contract owner) must be age 50 or over and must be under age 81 at the time the rider becomes effective.

  . You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GLWB effective date.

  . Beginning 7 years after the GLWB effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

  . Your entire contract value must be allocated to an investment option or allocation plan approved and maintained by us while this option is in effect.

  . You may not elect this contract option if you have selected the Premier Death Benefit optional death benefit or in combination with any other living benefit.

  . After the first contact year following the GLWB effective date, subsequent purchase payments that may be applied to the GLWB option are limited to a total of $25,000 in the aggregate, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account.

The GLWB option is designed to provide a benefit that guarantees the contract owner an annual minimum withdrawal amount, regardless of underlying sub-account performance. In each contract year, you may withdraw up to the Guaranteed Annual Income (GAI) from your contract for the longer of: (a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die), or (b) until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero. The method used to calculate the GAI and the GWB is described below. This option does not guarantee any investment gains. Several examples to help show how this option works are included in Appendix E.

CALCULATING THE INITIAL GWB AND GAI

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times.

The initial GAI for your contract will be equal to the GWB multiplied by the Annual Income Percentage shown below, which is based on the age of the oldest contract owner (or oldest annuitant in the case of a

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

non-natural owner) at the GLWB effective date. Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, a withdrawal that exceeds the GAI in a contract year, Guaranteed Annual Income Reset, or as otherwise described below.

                          AGE   ANNUAL INCOME PERCENTAGE
                        -----   ------------------------
                       50 - 59            4.0%
                       60 - 69            5.0%
                       70 - 79            5.5%
                         80+              6.0%

These percentages apply for purchase payments, as well as the Guaranteed Annual Income Reset described later. When there are multiple purchase payments over several years, more than one Annual Income Percentage may apply for purposes of calculating the GAI. For example, if a purchase payment is made at age 58, the Annual Income Percentage that will apply to that payment is 4.0%. If a subsequent purchase payment is made at age 65, the Annual Income Percentage that applies to the subsequent payment is 5.0%. If there are withdrawals that exceed the GAI in any contract year, there will no longer be a single applicable Annual Income Percentage from this table since the GAI and GWB are adjusted based on the contract value at the time of the withdrawal(s).

ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

The GWB will be increased by the amount of any subsequent purchase payments as of the date the purchase payment is credited to the contract. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable Annual Income Percentage shown above, based on the age of the oldest contract owner (or oldest annuitant in the case of a non-natural owner) as of the date the purchase payment is credited to the contract. After the first contract year following the GLWB effective date we restrict the application of subsequent purchase payments to the GWB and GAI to $25,000 in the aggregate without our prior written approval.

WITHDRAWALS

Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract. Please remember that withdrawals under the GLWB are treated like any other contract withdrawals for purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and which may have tax consequences.

ADJUSTMENTS FOR WITHDRAWALS LESS THAN THE GUARANTEED ANNUAL INCOME

Each contract year you may withdraw an amount less than or equal to the GAI. Such withdrawals will immediately reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the additional amount may not be carried forward to future contract years. Withdrawals will be taken pro rata from your values in any fixed accounts and each sub-account of the variable annuity account. If you decide to annuitize your contact in an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for purposes of adjusting the GWB and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

ADJUSTMENTS FOR WITHDRAWALS IN EXCESS OF THE GUARANTEED ANNUAL INCOME

Withdrawals in excess of the GAI or the Required Minimum Distribution (RMD) for this contract (whichever might be greater) if part of a qualified tax plan, in any one contract year, will cause both the GWB and GAI to be recalculated as follows:

The GWB will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GWB immediately prior to the excess portion of the withdrawal,

   (b) is the excess portion of the excess withdrawal amount, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Section 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero, the contract will enter the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but no less frequently than annually, until the death of the contract owner or the death of any joint owner (or annuitant in the case of a non-natural owner). Once selected, the frequency may not be changed without our prior consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, and guarantees except the guarantees provided by this rider are terminated.

Upon the death of the contract owner or any joint owner (or annuitant in the case of a non-natural owner) before the GWB reaches zero, the GAI will be paid at least annually to your beneficiaries until the GWB reaches zero. When the GWB reaches zero, this rider terminates and no further benefits are payable. At our discretion, we may elect to pay your beneficiaries a lump sum in lieu of future periodic withdrawals. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in the Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

GUARANTEED ANNUAL INCOME RESET

Beginning with the third contract anniversary following the GLWB effective date and every 3 years thereafter the GAI will go through a "Guaranteed Annual Income Reset" (GAI Reset) process. This

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

GAI Reset will occur automatically and the charge for the contract option will not change. The new GAI will be equal to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the GAI reset; and

   (b) is an amount equal to: (1) multiplied by (2) where:

       1)  is the greater of the GWB or the contract value; and

       2) is the Annual Income Percentage based on the age of the oldest owner, (or oldest annuitant if a non-natural owner), at the time of the GAI reset.

In no event however, will the new GAI be less than the old GAI. The GAI following the GAI Reset may be the same as before the GAI Reset even if the applicable Annual Income Percentage based on current age has increased.

In the event you are receiving systematic withdrawals, and the systematic withdrawal amount you are receiving is equal to some percentage of your GAI, referred to as the "percentage of GAI" option, and if the value of the GAI increases, then your systematic withdrawal amount will automatically increase. You may elect a fixed amount for your systematic withdrawal if you do not want your withdrawal amount to automatically increase.

SUB-ACCOUNT ALLOCATION

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   (a) 100% allocation to an allowable Focused Portfolio Strategy;

   (b) 100% allocation among allowable sub-accounts; or

   (c) 100% allocation to the CustomChoice Allocation Option.

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies, the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:

 .  SFT Advantus Dynamic Managed        .  Morningstar Conservative ETF Asset
    Volatility Fund                        Allocation Portfolio
 .  SFT Advantus Managed Volatility     .  Ivy Funds VIP Pathfinder Moderate
    Equity Fund                            -- Managed Volatility
 .  AB Dynamic Asset Allocation         .  PIMCO VIT Global Diversified
    Portfolio                              Allocation Portfolio
 .  Goldman Sachs VIT Global Trends     .  TOPS(R) Managed Risk Balanced ETF
    Allocation Fund                        Portfolio
 .  Morningstar Income and Growth ETF   .  TOPS(R) Managed Risk Flex ETF
    Asset Allocation Portfolio             Portfolio
 .  Morningstar Balanced ETF Asset      .  TOPS(R) Managed Risk Growth ETF
    Allocation Portfolio                   Portfolio
                                        .  TOPS(R) Managed Risk Moderate
                                           Growth ETF Portfolio

Each of the Morningstar ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with this rider.

EFFECT OF PAYMENT OF DEATH BENEFIT

At the death of the first contract owner (or first annuitant if a non-natural owner) and if the contract owner (or annuitant, as applicable) die before the GWB is reduced to zero and there is contract value, the beneficiary may elect to receive the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option (and the contract) by taking withdrawals of the current GAI at least annually until the GWB is reduced to zero, over a period no longer than the beneficiary's life expectancy. No additional purchase payments may be made and no additional GAI Reset will occur. If the beneficiary elects to continue the GLWB option, the charges for this option will continue to apply. If your designated beneficiary is not your surviving spouse, and if withdrawals of the GAI annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GLWB will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the

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

beneficiary must comply with Internal Revenue Code Sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

RIDER TERMINATION

Beginning seven contract years after the GLWB effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. The termination effective date will be on the contract anniversary date. Once cancelled the GLWB may not be elected again until the next contract anniversary, subject to availability.

The GLWB option will automatically terminate at the earliest of the following:

  .  the date of termination or surrender of the contract; or

  . any change of the contract owner or joint contract owner after the GLWB effective date, or in the case of a non-natural owner, any change of the annuitant or joint annuitant after the GLWB effective date; or

  . the annuity commencement date where all remaining contract value has been applied to provide annuity payments; or

  . the date any death benefits are paid either as a lump sum or as an adjustment to the contract value under the terms of the contract; or

  . the date the GWB is reduced to zero following the death of the contract owner, the first joint owner, or in the case of a non-natural owner, the annuitant or any joint annuitant.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

ANNUITY PAYMENTS

On annuity commencement or when your contract reaches its maturity date, and if we have not agreed to an extension of the maturity date, your contract value will be applied to an annuity option you have selected and this contract option and its benefits will terminate. In case of a partial annuitization, the amount of contract value applied to provide annuity payments will be treated as a withdrawal from the contract.

If annuity payments are required to begin, you may also choose from an additional annuity option. The annuity option will provide a fixed annuity payment equivalent on an annual basis to your current GAI for the remainder of your life. This option will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should examine your circumstances and options carefully before making any election. You should consider requesting an annuitization illustration if you have any questions about which annuity option is appropriate for you.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-SINGLE (GLWB II-SINGLE) OPTION

EFFECTIVE MAY 15, 2009, THIS OPTION IS NO LONGER AVAILABLE.

  . This contract option is also designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, generally over the contract owner's life, regardless of underlying sub-account performance. Beginning on the later of the contract anniversary following the contract owner's 59th birthday or the date this contract option is added, it allows a contract owner to take withdrawals from the contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The GAI amount will be 5% of the Guaranteed Withdrawal Benefit described below.

  . Election of this contract option may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option may not be appropriate for you.

  . Beginning 7 years after the GLWB II-Single effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

  . If you take withdrawals prior to the Benefit Date or in excess of the annual guaranteed amount, you will reduce the benefit you receive.

  . The oldest contract owner (or annuitant, if a non-natural contract owner) must be age 50 or over and must be under age 81 at the time the rider becomes effective.

  . You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GLWB II-Single effective date.

  . Your entire contract value must be allocated to an investment option or allocation plan approved and maintained by us while this option is in effect.

  . You may not elect this contract option if you have selected the Premier Death Benefit optional death benefit or in combination with any other living benefit.

  . After the first contact year following the GLWB II-Single effective date, subsequent purchase payments that may be applied to the GLWB II-Single option are limited to a total of $25,000 in the aggregate, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account.

The GLWB II-Single option is designed to provide a benefit that guarantees the contract owner an annual minimum withdrawal amount, regardless of underlying sub-account performance. In each contract year, beginning at the Benefit Date, you may withdraw up to the Guaranteed Annual Income (GAI) from your contract for the longer of: (a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die), or
(b) until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero.

The Benefit Date is the later of the contract anniversary following the 59th birthday of the oldest contract owner (or oldest annuitant, in the case of a non-natural owner) or the GLWB II-Single effective date. The method used to calculate the GAI and the GWB is described below. This option does not guarantee any investment gains. Several examples to help show how this option works are included in Appendix F.

CALCULATING THE INITIAL GWB AND GAI

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times.

The initial GAI for your contract will be equal to 5% of the initial GWB value on the effective date of the option. Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, withdrawal, withdrawal that exceeds the GAI in a contract year,

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Guaranteed Withdrawal Benefit Reset, Guaranteed Withdrawal Benefit Enhancement,
or as otherwise described below.

ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

The GWB will be increased by the amount of any subsequent purchase payments as of the date the purchase payment is credited to the contract. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by 5% as of the date the purchase payment is credited to the contract. You may make additional purchase payments to your contract. However, after the first contract year following the effective date of the option, we restrict the application of subsequent purchase payments to the GLWB II-Single option to a cumulative total of $25,000 without our written approval.

WITHDRAWALS

  . Withdrawals taken prior to the Benefit Date will reduce the benefit you will receive, as described below.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . Please remember that withdrawals under this contract option are treated like any other contract withdrawals for purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals will be taken pro rata from your values in any fixed accounts and each sub-account of the variable annuity account. If you decide to annuitize your contract in an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for purposes of adjusting the GWB and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the Benefit Date, it will cause both the GWB and the GAI to be recalculated and reduced, as follows: The GWB will be reduced by an amount equal to: (a) multiplied by (b) divided by
(c) where:

   (a) is the GWB immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be 5% of the GWB as recalculated above.

WITHDRAWALS AFTER THE BENEFIT DATE AND LESS THAN THE GUARANTEED ANNUAL INCOME

Each contract year you may withdraw an amount less than or equal to the GAI or the Required Minimum Distribution (RMD) for this contract (whichever may be greater) if part of a qualified tax plan. Such withdrawals will immediately reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI or RMD, the additional amount may not be carried forward to future contract years.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a

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contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the highest of the RMD for either of the two calendar years occurring in that contract year and the GAI for that contract year, then the GWB and GAI would be recalculated, as described in the section entitled "Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income". If your contract year is the same as the calendar year, then the sum of the withdrawals should not exceed the greater of the RMD and the GAI. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and that there are no withdrawals other than as described. The GAI for the 2006 contract year ending March 31, 2007 is $5,000. The RMDs for calendar years 2006 and 2007 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the quarters of calendar year 2006 and $2,000 in the first quarter of 2007, then the owner will have withdrawn $6,500 for the 2006 contract year. Since the sum of the owner's withdrawals for the 2006 contract year is less than the higher RMD (i.e., $8,000) for either of the two calendar years occurring in that contract year, the GAI would not be recalculated.

Using the same assumptions as in the above paragraph, but instead of taking $2,000 in the first quarter of 2007, the owner takes a withdrawal of $4,000 in the first quarter of 2007. In that case, the owner will have withdrawn $8,500 for the 2006 contract year. Since the sum of the owner's withdrawals for the 2006 contract year (i.e., $8,500) is greater than the higher RMD amount (i.e., $8,000) for either of the two calendar years occurring in that contract year, the withdrawal is in excess of the allowed amount and the GAI would be recalculated as described in the section entitled "Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income".

WITHDRAWALS AFTER THE BENEFIT DATE IN EXCESS OF THE GUARANTEED ANNUAL INCOME

Withdrawals in excess of the GAI or the RMD for this contract (whichever might be greater) if part of a qualified tax plan, in any one contract year, will cause both the GWB and GAI to be recalculated as follows:

The GWB will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GWB immediately prior to the excess portion of the withdrawal,

   (b) is the excess portion of the withdrawal amount, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the excess portion of the withdrawal amount, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Section 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.

Please see Appendix F for examples of how withdrawals impact the benefit.

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GUARANTEED WITHDRAWAL BENEFIT RESET

Beginning with the first contract anniversary following the effective date of the option and every year thereafter prior to the oldest contract owner's 86th birthday, the GWB will automatically be reset to your current contract value, if higher. The GAI will automatically reset to 5% of the reset GWB, if higher.

In the event you are receiving systematic withdrawals, and the systematic withdrawal amount you are receiving is equal to some percentage of your GAI, referred to as the "percentage of GAI" option, and if the value of the GAI increases, then your systematic withdrawal amount will automatically increase. You may elect a fixed amount for your systematic withdrawal if you do not want your withdrawal amount to automatically increase.

On the date of the Guaranteed Withdrawal Benefit Reset, if the rider charge at which we are currently offering the GLWB II-Single to new customers is higher than the rider charge that currently applies to your GLWB II-Single rider, then we reserve the right to increase the charge for your rider. The rider charge following the reset will not exceed the current rider charge for other GLWB II-Single riders issued on that day. If we are no longer issuing this rider, we reserve the right to increase the rider charge on the date of the GWB reset. The rider charge following the reset will not exceed the maximum annual rider charge and will be the same for all GLWB II-Single riders which have a GWB reset on that date.

YOU MAY ELECT TO DECLINE THE AUTOMATIC GWB RESET. IF YOU CHOOSE TO DO SO, YOUR GLWB II-SINGLE RIDER CHARGE WILL REMAIN THE SAME (I.E., THE RIDER CHARGE WILL NOT INCREASE). YOU WILL BE NOTIFIED IN WRITING AT LEAST 30 DAYS PRIOR TO THE AUTOMATIC GWB RESET DATE OF YOUR OPTION TO DECLINE THE AUTOMATIC GWB RESET. WE MUST RECEIVE YOUR WRITTEN NOTIFICATION TO DECLINE AN AUTOMATIC GWB RESET NO LESS THAN 7 CALENDAR DAYS PRIOR TO THE AUTOMATIC RESET DATE. ELECTING TO DECLINE AN AUTOMATIC GWB RESET WILL SERVE AS AN ELECTION TO CEASE ANY FUTURE AUTOMATIC GWB RESETS UNTIL WE RECEIVE A WRITTEN INSTRUCTION FROM YOU TO REINSTATE THE AUTOMATIC GWB RESET AT THE NEXT AUTOMATIC RESET DATE.

GUARANTEED WITHDRAWAL BENEFIT ENHANCEMENT

This optional benefit also provides an enhancement to the benefit if you do not take withdrawals from your contract for the first ten years you have this optional benefit. On each contract anniversary prior to your first withdrawal from the contract, for a period of up to 10 years following the option effective date, the GWB will be increased by 5% of the GWB amount on the date prior to the enhancement. In addition, the GAI will be increased to 5% of the GWB following the enhancement.

The Guaranteed Withdrawal Benefit Enhancement will occur prior to the GWB reset on any contract anniversary where both are applicable.

Please see Appendix F for examples.

SUB-ACCOUNT ALLOCATION

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   (a) 100% allocation to an allowable Focused Portfolio Strategy;

   (b) 100% allocation among allowable sub-accounts; or

   (c) 100% allocation to the CustomChoice Allocation Option.

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A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio,
Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies, the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:

 .  SFT Advantus Dynamic Managed        .  Ivy Funds VIP Pathfinder Moderate
    Volatility Fund                        -- Managed Volatility
 .  SFT Advantus Managed Volatility     .  PIMCO VIT Global Diversified
    Equity Fund                            Allocation Portfolio
 .  AB Dynamic Asset Allocation         .  TOPS(R) Managed Risk Balanced ETF
    Portfolio                              Portfolio
 .  Goldman Sachs VIT Global Trends     .  TOPS(R) Managed Risk Flex ETF
    Allocation Fund                        Portfolio
 .  Morningstar Balanced ETF Asset      .  TOPS(R) Managed Risk Growth ETF
    Allocation Portfolio                   Portfolio
 .  Morningstar Conservative ETF Asset  .  TOPS(R) Managed Risk Moderate
    Allocation Portfolio                   Growth ETF Portfolio
 .  Morningstar Income and Growth ETF
    Asset Allocation Portfolio

Each of the Morningstar ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the

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time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with this rider.

EFFECT OF PAYMENT OF DEATH BENEFIT

At the death of the first contract owner (or first annuitant if a non-natural owner) and if the contract owner (or annuitant, as applicable) die before the GWB is reduced to zero and there is contract value, the beneficiary may elect to receive the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option by taking withdrawals of the current GAI at least annually until the GWB is reduced to zero, over a period no longer than the beneficiary's life expectancy. The beneficiary may contact us for the life expectancy to be applied. No additional purchase payments may be made and no additional GWB Resets will occur. If the beneficiary elects to continue the GLWB II-Single option, the charges for this option will continue to apply. If your designated beneficiary is not your surviving spouse, and if withdrawals of the GAI annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GLWB II-Single will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code Sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

RIDER TERMINATION

Beginning seven contract years after the GLWB II-Single effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. The termination effective date will be on the contract anniversary date. Once cancelled the GLWB II-Single may not be elected again until the next contract anniversary, subject to availability.

The GLWB II-Single option will automatically terminate at the earliest of the following:

  .  the date of termination or surrender of the contract; or

  . any change of the contract owner or joint contract owner after the GLWB II-Single effective date, or in the case of a non-natural owner, any change of the annuitant or joint annuitant after the GLWB II-Single effective date; or

  . the annuity commencement date where all remaining contract value has been applied to provide annuity payments; or

  . the date any death benefits are paid either as a lump sum or as an adjustment to the contract value under the terms of the contract; or

  . the date the GWB is reduced to zero following the death of the contract owner, the first joint owner, or in the case of a non-natural owner, the annuitant or any joint annuitant.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

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AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero, the contract will enter an automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the contract owner or the death of any joint owner. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Following the death of the contract owner or the death of any joint owner, this rider terminates and no further benefits are payable unless the GWB is greater than zero. If the GWB is greater than zero at the time of death, the remaining payments will be made to your beneficiaries.

At our discretion, we may elect to pay you or your beneficiaries a lump sum in lieu of future periodic withdrawals if the lump sum amount would be $10,000 or less. We will contact you if this is the case. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

ANNUITY PAYMENTS

On annuity commencement or when your contract reaches its maturity date, and if we have not agreed to an extension of the maturity date, your contract value will be applied to an annuity option you have selected and this contract option and its benefits will terminate. In case of a partial annuitization, the amount of contract value applied to provide annuity payments will be treated as a withdrawal from the contract.

If annuity payments are required to begin, you may also choose from an additional annuity option. The annuity option will provide a fixed annuity payment equivalent on an annual basis to your current GAI for the remainder of your life. This option will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should examine your circumstances and options carefully before making any election. You should consider requesting an annuitization illustration if you have any questions about which annuity option is appropriate for you.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-JOINT (GLWB II-JOINT) OPTION

EFFECTIVE MAY 15, 2009, THIS OPTION IS NO LONGER AVAILABLE.

  . This contract is also designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, and it works very similar to the Guaranteed Lifetime Withdrawal Benefit II -- Single Life Option. However its guarantee is over the lifetime of both "Designated Lives", (instead of a single life) regardless of underlying sub-account performance. Beginning on the later of the contract anniversary following the 59th birthday of the youngest Designated Life or the date this contract option is added, it allows a contract owner to take withdrawals from the contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The GAI amount will be 5% of the Guaranteed Withdrawal Benefit described below.

  . Election of this contract option may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option may not be appropriate for you.

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  .  Beginning 7 years after the GLWB II-Joint effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

  . If you take withdrawals prior to the Benefit Date or in excess of the annual guaranteed amount, you will reduce the benefit you receive.

  . Both "Designated Lives" must be age 50 or over and must be under age 81 at the time the rider becomes effective.

  . You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GLWB II-Joint effective date.

  . Your entire contract value must be allocated to an investment option or allocation plan approved and maintained by us while this option is in effect.

  . You may not elect this contract option if you have selected the Premier Death Benefit optional death benefit or in combination with any other living benefit.

  . After the first contact year following the GLWB II-Joint effective date, subsequent purchase payments that may be applied to the GLWB II-Joint option are limited to a total of $25,000 in the aggregate, without our prior consent.

  . This rider may not be purchased for a: "stretch" IRA or other "decedent" type account; TSA; Deferred Compensation Plan; Charitable Remainder Trust; Qualified Retirement Plan; 412(i) Plan; or corporate non-qualified contract.

The GLWB II-Joint Life option is designed to provide a benefit that guarantees the contract owner an annual minimum withdrawal amount, regardless of underlying sub-account performance. In each contract year, beginning at the Benefit Date, you may withdraw up to the Guaranteed Annual Income (GAI) from your contract until the later of: (a) the death of both Designated Lives, or
(b) the Guaranteed Withdrawal Benefit (GWB) is reduced to zero.

The Benefit Date is the later of the contract anniversary following the 59th birthday of the youngest Designated Life or the GLWB II-Joint effective date. The method used to calculate the GAI and the GWB is described below. This option does not guarantee any investment gains. Several examples to help show how this option works are included in Appendix F.

DESIGNATED LIFE, JOINT DESIGNATED LIFE AND DESIGNATED LIVES

The "Designated Life" is the owner of the contract, or the annuitant in the case of a non-natural owner, unless otherwise agreed to by us. The "Joint Designated Life" is either the joint owner, joint annuitant if a non-natural owner, or the sole primary beneficiary on the contract, unless otherwise agreed to by us. The Joint Designated Life must be the spouse of the Designated Life. All references to "Designated Lives" will mean both the Designated Life and the Joint Designated Life. The Designated Life and Joint Designated Life will be used to determine the benefits under the GLWB II-Joint option. The Designated Life and the Joint Designated Life will be shown on your contract rider.

CALCULATING THE INITIAL GWB AND GAI

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times.

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The initial GAI for your contract will be equal to 5% of the initial GWB value on the effective date of the option. Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, withdrawal, withdrawal that exceeds the GAI in a contract year, Guaranteed Withdrawal Benefit Reset, Guaranteed Withdrawal Benefit Enhancement, or as otherwise described below.

ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

The GWB will be increased by the amount of any subsequent purchase payments as of the date the purchase payment is credited to the contract. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by 5% as of the date the purchase payment is credited to the contract. You may make additional purchase payments to your contract. However, after the first contract year following the effective date of the option, we restrict the application of subsequent purchase payments to the GLWB II-Joint option to a cumulative total of $25,000 without our written approval.

WITHDRAWALS

  . Withdrawals taken prior to the Benefit Date will reduce the benefit you will receive, as described below.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . Please remember that withdrawals under this contract option are treated like any other contract withdrawals for purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals will be taken pro rata from your values in any fixed accounts and each sub-account of the variable annuity account. If you decide to annuitize your contact in an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for purposes of adjusting the GWB and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the Benefit Date, it will cause both the GWB and the GAI to be recalculated and reduced, as follows: The GWB will be reduced by an amount equal to: (a) multiplied by (b) divided by
(c) where:

   (a) is the GWB immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be 5% of the GWB as recalculated above.

WITHDRAWALS AFTER THE BENEFIT DATE AND LESS THAN THE GUARANTEED ANNUAL INCOME

Each contract year you may withdraw an amount less than or equal to the GAI or the Required Minimum Distribution (RMD) for this contract (whichever may be greater) if part of a qualified tax plan. Such withdrawals will immediately reduce the contract value and the GWB by the amount of the

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withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI or RMD, the additional amount may not be carried forward to future contract years.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the highest of the RMD for either of the two calendar years occurring in that contract year or the GAI for that contract year, then the GWB and GAI would be recalculated, as described in the section entitled "Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income". If your contract year is the same as the calendar year, then the sum of the withdrawals should not exceed the greater of the RMD and the GAI. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and that there are no withdrawals other than as described. The GAI for the 2006 contract year ending March 31, 2007 is $5,000. The RMDs for calendar years 2006 and 2007 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the quarters of calendar year 2006 and $2,000 in the first quarter of 2007, then the owner will have withdrawn $6,500 for the 2006 contract year. Since the sum of the owner's withdrawals for the 2006 contract year is less than the higher RMD (i.e., $8,000) for either of the two calendar years occurring in that contract year, the GAI would not be recalculated.

Using the same assumptions as in the above paragraph, but instead of taking $2,000 in the first quarter of 2007, the owner takes a withdrawal of $4,000 in the first quarter of 2007. In that case, the owner will have withdrawn $8,500 for the 2006 contract year. Since the sum of the owner's withdrawals for the 2006 contract year (i.e., $8,500) is greater than the higher RMD amount (i.e., $8,000) for either of the two calendar years occurring in that contract year, the withdrawal is in excess of the allowed amount and the GAI would be recalculated as described in the section entitled "Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income".

WITHDRAWALS AFTER THE BENEFIT DATE IN EXCESS OF THE GUARANTEED ANNUAL INCOME

Withdrawals in excess of the GAI or the RMD for this contract (whichever might be greater) if part of a qualified tax plan, in any one contract year, will cause both the GWB and GAI to be recalculated as follows:

The GWB will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GWB immediately prior to the excess portion of the withdrawal,

   (b) is the excess portion of the withdrawal amount, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the excess portion of the withdrawal amount, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Section 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be

                                                                       PAGE 119

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treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.

Please see Appendix F for examples of how withdrawals impact the benefit.

GUARANTEED WITHDRAWAL BENEFIT RESET

Beginning with the first contract anniversary following the effective date of the option and every year thereafter prior to the youngest Designated Life's 86th birthday the GWB will automatically be reset to your current contract value, if higher. The GAI will automatically reset to 5% of the reset GWB, if higher.

In the event you are receiving systematic withdrawals, and the systematic withdrawal amount you are receiving is equal to some percentage of your GAI, referred to as the "percentage of GAI" option, and if the value of the GAI increases, then your systematic withdrawal amount will automatically increase. You may elect a fixed amount for your systematic withdrawal if you do not want your withdrawal amount to automatically increase.

On the date of the Guaranteed Withdrawal Benefit Reset, if the rider charge at which we are currently offering the GLWB II-Joint to new customers is higher than the rider charge that currently applies to your GLWB II-Joint rider, then we reserve the right to increase the charge for your rider. The rider charge following the reset will not exceed the current rider charge for other GLWB II-Joint riders issued on that day. If we are no longer issuing this rider, we reserve the right to increase the rider charge on the date of the GWB reset. The rider charge following the reset will not exceed the maximum annual rider charge and will be the same for all GLWB II-Joint riders which have a GWB reset on that date.

YOU MAY ELECT TO DECLINE THE AUTOMATIC GWB RESET. IF YOU CHOOSE TO DO SO, YOUR GLWB II-JOINT RIDER CHARGE WILL REMAIN THE SAME (I.E., THE RIDER CHARGE WILL NOT INCREASE). YOU WILL BE NOTIFIED IN WRITING AT LEAST 30 DAYS PRIOR TO THE AUTOMATIC GWB RESET DATE OF YOUR OPTION TO DECLINE THE AUTOMATIC GWB RESET. WE MUST RECEIVE YOUR WRITTEN NOTIFICATION TO DECLINE AN AUTOMATIC GWB RESET NO LESS THAN 7 CALENDAR DAYS PRIOR TO THE AUTOMATIC RESET DATE. ELECTING TO DECLINE AN AUTOMATIC GWB RESET WILL SERVE AS AN ELECTION TO CEASE ANY FUTURE AUTOMATIC GWB RESETS UNTIL WE RECEIVE A WRITTEN INSTRUCTION FROM YOU TO REINSTATE THE AUTOMATIC GWB RESET AT THE NEXT AUTOMATIC RESET DATE.

GUARANTEED WITHDRAWAL BENEFIT ENHANCEMENT

This optional benefit also provides an enhancement to the benefit if you don't take withdrawals from your contract for the first ten years you have the optional benefit. On each contract anniversary prior to your first withdrawal from the contract, for a period of up to 10 years following the option effective date, the GWB will be increased by 5% of the GWB amount on the date prior to the enhancement. In addition, the GAI will be increased to 5% of the GWB following the enhancement.

The Guaranteed Withdrawal Benefit Enhancement will occur prior to the GWB reset on any contract anniversary where both are applicable.

Please see Appendix F for examples.

SUB-ACCOUNT ALLOCATION

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   (a) 100% allocation to an allowable Focused Portfolio Strategy;

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   (b) 100% allocation among allowable sub-accounts; or

   (c) 100% allocation to the CustomChoice Allocation Option.

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies, the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:

 -----------------------------------------------------------------------------
 .  SFT Advantus Dynamic Managed        .  Ivy Funds VIP Pathfinder Moderate
    Volatility Fund                        -- Managed Volatility
 .  SFT Advantus Managed Volatility     .  PIMCO VIT Global Diversified
    Equity Fund                            Allocation Portfolio
 .  AB Dynamic Asset Allocation         .  TOPS(R) Managed Risk Balanced ETF
    Portfolio                              Portfolio
 .  Goldman Sachs VIT Global Trends     .  TOPS(R) Managed Risk Flex ETF
    Allocation Fund                        Portfolio
 .  Morningstar Balanced ETF Asset      .  TOPS(R) Managed Risk Growth ETF
    Allocation Portfolio                   Portfolio
 .  Morningstar Conservative ETF Asset  .  TOPS(R) Managed Risk Moderate
    Allocation Portfolio                   Growth ETF Portfolio
 .  Morningstar Income and Growth ETF
    Asset Allocation Portfolio
 -----------------------------------------------------------------------------

Each of the Morningstar ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home

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office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with this rider.

EFFECT OF PAYMENT OF DEATH BENEFIT

If both Designated Lives die before the GWB is reduced to zero and there is contract value, the beneficiary may elect to receive the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option by taking withdrawals of the current GAI at least annually until the GWB is reduced to zero, over a period no longer than the beneficiary's life expectancy. The beneficiary may contact us for the life expectancy to be applied. No additional purchase payments may be made and no additional GWB Resets will occur. If the beneficiary elects to continue the GLWB II-Joint option, the charges for this option will continue to apply. If your beneficiary is not your surviving spouse, and if withdrawals of the GAI annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GLWB II-Joint will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code Sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

SPOUSAL CONTINUATION

If the Designated Life dies, the surviving spouse may elect to continue the contract and this rider under the following conditions:

   (a) the surviving spouse is also the Joint Designated Life, and

   (b) this rider is in effect at the time of the contract continuation

RIDER TERMINATION

Beginning seven contract years after the GLWB II-Joint effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. The termination effective date will be on the contract anniversary date. Once cancelled the GLWB II-Joint may not be elected again until the next contract anniversary, subject to availability

The GLWB II Joint option will automatically terminate at the earliest of the following:

  .  the date of termination or surrender of the contract; or

  .  any change to the Designated Lives after the GLWB II-Joint effective date;
     or

  . the annuity commencement date where all remaining contract value has been applied to provide annuity payments; or

  . the date any death benefits are paid as a lump sum under the terms of the contract; or

  . the date the GWB is reduced to zero following the death of both Designated Lives.

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Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero, the contract will enter an automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the contract owner or the death of both Designated Lives. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Following the death of both Designated Lives, this rider terminates and no further benefits are payable unless the GWB is greater than zero. If the GWB is greater than zero at the time of death, the remaining payments will be made to your beneficiaries.

At our discretion, we may elect to pay you or your beneficiaries a lump sum in lieu of future periodic withdrawals if the lump sum amount would be $10,000 or less. We will contact you if this is the case. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

ANNUITY PAYMENTS

On annuity commencement or when your contract reaches its maturity date, and if we have not agreed to an extension of the maturity date, your contract value will be applied to an annuity option you have selected and this contract option and its benefits will terminate. In case of a partial annuitization, the amount of contract value applied to provide annuity payments will be treated as a withdrawal from the contract.

If annuity payments are required to begin, you may also choose from an additional annuity option. The annuity option will provide a fixed annuity payment equivalent on an annual basis to your current GAI for the remainder of your life (or the joint owner or Designated Life, as applicable). This option will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should examine your circumstances and options carefully before making any election. You should consider requesting an annuitization illustration if you have any questions about which annuity option is appropriate for you.

GENERAL INFORMATION

THE COMPANY -- MINNESOTA LIFE INSURANCE COMPANY

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of

                                                                       PAGE 123

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the ultimate parent, Minnesota Mutual Companies, Inc. Our home office address, telephone and internet address are shown on the cover page. We are licensed to engage in the life insurance business in all states of the United States (except New York), the District of Columbia, Puerto Rico and Guam.

THE SEPARATE ACCOUNT -- VARIABLE ANNUITY ACCOUNT

We established the Variable Annuity Account on September 10, 1984, in accordance with Minnesota law. The separate account is registered as a "unit investment trust" with the SEC under the Investment Company Act of 1940.

The variable annuity account has sub-accounts to which you may allocate purchase payments. Each sub-account invests in shares of a corresponding portfolio. Additional sub-accounts may be added at our discretion.

The assets of the variable annuity account are not chargeable with liabilities arising out of any other business we may conduct. The investment performance of the variable annuity account is entirely independent of the investment performance of our general account, amounts in the guaranteed term account and our other separate accounts. All obligations under the contracts are our general corporate obligations.

The general account is not segregated or insulated from the claims of insurance company creditors. Investors look to the financial strength of the insurance company for its insurance guarantees. Guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees.

CHANGES TO THE SEPARATE ACCOUNT -- ADDITIONS, DELETIONS OR SUBSTITUTIONS

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the variable annuity account. If an investment in a portfolio should no longer be possible or if we determine it becomes inappropriate for these contracts, we may substitute another portfolio. Substitution may be with respect to existing accumulation values, future purchase payments or future annuity payments.

We also reserve the right to add, combine or remove any sub-accounts of the variable annuity account. Sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. We will use similar considerations in determining whether to eliminate one or more of the sub-accounts of the variable annuity account. The addition of any investment option may be made available to existing contract owners on whatever basis we determine.

We also reserve the right, when permitted by law, to deregister the variable annuity account under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the contract owners, and to combine the variable annuity account with one or more of our other separate accounts.

The portfolios serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both Minnesota Life and other affiliated and unaffiliated life insurance companies (shared funding). Shared funding also occurs when the portfolio is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the portfolio at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in the portfolio at the same time, or

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(iii) participating qualified plans to invest in shares of the portfolio at the same time as one or more life insurance companies. Neither the portfolio nor Minnesota Life currently foresees any disadvantage, but if the portfolio determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the portfolio's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell portfolio shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

COMPENSATION PAID FOR THE SALE OF CONTRACTS

Securian Financial Services, Inc. 400 Robert Street North, St. Paul, Minnesota 55101, ("Securian Financial"), an affiliate of Minnesota Life, is the principal underwriter of the contract. Securian Financial and other authorized broker-dealers sell contracts through their registered representatives, each of whom is also an insurance agent appointed by Minnesota Life. Commissions for the sale of contracts by broker-dealers other than Securian Financial are paid directly to such broker-dealers by Minnesota Life, in all cases as agent for Securian Financial, and as authorized by the broker-dealers. The amount of commission received by an individual registered representative in connection with the sale of a contract is determined by his or her broker-dealer. In the case of contracts sold by registered representatives of Securian Financial, commissions are paid directly to such registered representatives by Minnesota Life as agent for Securian Financial. Minnesota Life also pays compensation as agent for Securian Financial to general agents of Minnesota Life who are also Securian Financial registered representatives. The commissions and compensation described in this paragraph, and the payments to broker-dealers described below, do not result in charges against the contract that are in addition to the contract charges described elsewhere in this Prospectus. The following is a list of broker-dealers that are affiliated with Minnesota Life:

       Securian Financial Services, Inc.
       CRI Securities, LLC
       H.Beck, Inc.

COMMISSIONS

Commissions paid to broker-dealers, and indirectly to registered representatives (including registered representatives of Securian Financial), will vary depending on a number of different factors, including the charge structure of the selected contract, the age of the contract owner at the time the purchase payment generating the commission is paid, and whether annuity payments will begin within twelve months of the date the contract is issued. Subject to these factors, all broker-dealers are paid base commissions for the sale of contracts pursuant to a standard schedule of broker-dealer commissions. These base commissions may be paid in the form of a front-end commission calculated as a percentage of purchase payments, an asset-based (or "trail") commission calculated as a percentage of contract value, or a combination of both. The maximum front-end base commission is 6.75% of purchase payments. We do not pay any additional compensation on the sale or exercise of any of the contract's optional benefit riders offered.

                                                                       PAGE 125

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ADDITIONAL PAYMENTS

From time to time certain broker-dealers may receive additional compensation. Subject to FINRA and other applicable rules, Minnesota Life (or its affiliate(s)) may also choose to make the following types of payments to help encourage the sale of its products.

        ADDITIONAL PAYMENT TYPE          DESCRIPTION OR EXAMPLES OF PAYMENT
 -----------------------------------------------------------------------------
 Payments for Access or Visibility      Access to registered representatives
                                        and/or broker dealers such as
                                        one-on-one wholesaler visits or
                                        attendance at national/regional sales
                                        meetings or similar events; inclusion
                                        of our products on a broker-dealer's
                                        "preferred list"; participation in or
                                        visibility at national and/or
                                        regional conferences; articles in
                                        broker-dealer or similar publications
                                        promoting our services or products
 -----------------------------------------------------------------------------
 Payments for Gifts & Entertainment     Occasional meals and/or
                                        entertainment, tickets to
                                        sporting/other events, and other
                                        gifts.
 -----------------------------------------------------------------------------
 Payments for Marketing Support         Joint marketing campaigns,
                                        broker-dealer event
                                        participation/advertising;
                                        sponsorship of broker-dealer sales
                                        contests or promotions in which
                                        participants (including registered
                                        representatives) receive prizes such
                                        as travel, awards, merchandise or
                                        other recognition
 -----------------------------------------------------------------------------
 Payments for Technical Type Support    Sales support through the provision
                                        of hardware, software, or links to
                                        our websites from broker-dealer
                                        websites and other expense allowance
                                        or reimbursement
 -----------------------------------------------------------------------------
 Payments for Training                  Educational, due diligence, sales or
                                        training seminars, conferences and
                                        programs, sales and service desk
                                        training, and/or client or prospect
                                        seminar sponsorships.
 -----------------------------------------------------------------------------

These additional payments may be either in the form of front-end commissions in excess of base commissions or in the form of marketing allowances not based on purchase payments or contract values. We will also pay to qualifying Securian Financial registered representatives additional amounts based on their production. Additional payments are intended to provide further encouragement to broker-dealers to sell contracts, and are paid based on a determination by Minnesota Life and Securian Financial of a broker-dealer's ability and willingness to promote and market the contracts. In no event will total front-end commissions paid to broker-dealers in connection with sales of contracts exceed 7.00% of purchase payments (i.e., base commission plus additional payments).

Aggregate trail commissions, which also recognize the on-going services of registered representatives that contribute to contact owner retention and satisfaction, are not subject to an upper limit and may, over time, exceed 7.00% of purchase payments.

NON-CASH COMPENSATION

In accordance with FINRA rules, on the sales of all insurance policies by registered representatives of Securian Financial either we or Securian Financial, will pay credits which allow those registered representatives who are responsible for the sales of the insurance products to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits also cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. Finally, qualifying registered representatives of Securian Financial are also eligible for financing arrangements, company-paid training, group health and/or life insurance benefits, retirement benefits, deferred

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compensation benefits and other benefits based on their contract with us. All of these programs are designed to encourage Securian Financial's registered representatives to sell Minnesota Life's products, including the contracts described in this Prospectus.

All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this contract over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about these differences and how he or she and his or her broker-dealer are compensated for selling the contracts.

PAYMENTS MADE BY UNDERLYING MUTUAL FUNDS

Minnesota Life pays the costs of selling contracts, some of which are described in more detail elsewhere in this Prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay Minnesota Life (or Minnesota Life affiliates) a fee for the purpose of reimbursing Minnesota Life for the costs of certain distribution or operational services that Minnesota Life provides and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund's 12b-1 plan, under which the payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. 12b-1 payments from underlying funds range in amount from 0% to 0.35% of fund assets held in the Separate Account.

In addition, payments may be made pursuant to service/administration agreements between Minnesota Life (or Minnesota Life affiliates) and the underlying mutual fund's investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a fund and disclosed in its prospectus fee table. Service and administrative payments are paid to Minnesota Life or its affiliates for such things as Minnesota Life's aggregation of all contract owner purchase, redemption, and transfer requests within the sub-accounts of the separate account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the separate account aggregates such transactions through the separate account's omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Because funds selected for inclusion in the contract may also benefit from expanded marketing opportunities as a result of such inclusion, a fund's investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the fund may derive from services performed by Minnesota Life. Service and administrative payments received by Minnesota Life or its affiliates range in amount from 0% to 0.35% of fund assets held in the separate account.

Minnesota Life took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when it determined the charges that are assessed under the contract. Without these payments, certain contract charges would likely be higher than they are currently. All of the underlying mutual funds offered in the contract currently pay 12b-1 fees to Minnesota Life, and some but not all of such funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to Minnesota Life.

Minnesota Life considers profitability when determining the charges in the contract. In early contract years, Minnesota Life does not anticipate earning a profit, since that is a time when administrative and

                                                                       PAGE 127

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distribution expenses are typically higher. Minnesota Life does, however, anticipate earning a profit in later contract years. In general, Minnesota Life's profit will be greater the longer a contract is held and the greater a contract's investment return

FIXED ACCOUNT(S) AND THE GUARANTEED TERM ACCOUNT

The Guaranteed Term Account are not available to contracts issued on or after June 1, 2011 (or such later date if approved later in your state).

The interests of contract owners arising from the allocation of purchase payments or the transfer of contract values to a fixed account or one of the guarantee periods of the guaranteed term account, are not registered under the Securities Act of 1933, nor is either registered as an investment company under the Investment Company Act of 1940. Accordingly, such interests are not subject to the provisions of those acts that would apply if registration under such acts was required. In addition, the staff of the commission has not reviewed the disclosures in the prospectus relating to those. Disclosures relating to interests in these options however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.

The guaranteed interest rate on new amounts allocated to the DCA Fixed Account or a guarantee period is determined from time-to-time by Minnesota Life in accordance with existing market conditions. In no event will the guaranteed rate of interest be less than the minimum guaranteed rate of interest as stated in your contract. Once an interest rate is established for a guarantee period, it is guaranteed for the duration of the stated period and may not be changed by Minnesota Life.

The guaranteed term account is a separate account of Minnesota Life titled "Modified Guaranteed Annuity Fixed Separate Account". There are no units in this separate account. Amounts allocated to this separate account do not participate in the investment gain or loss in the separate account. Such gain or loss accrues solely to Minnesota Life. We retain the risk that the value of the assets in this separate account may drop below the reserves and other liabilities we must maintain. Should this occur, Minnesota Life may transfer assets from its general account to this separate account to make up the difference. Minnesota Life also reserves the right to transfer to its general account any assets of this separate account in excess of the required reserves and liabilities. We maintain assets in this separate account for other Minnesota Life annuities.

GUARANTEE PERIODS OF THE GUARANTEED TERM ACCOUNT. There are four guarantee periods of the guaranteed term account. These provide for the accumulation of interest at a guaranteed interest rate when held for three, five, seven and ten year periods. Minnesota Life may offer additional guarantee periods at its discretion. It also may at any time stop accepting new purchase payments, transfers or renewals for a particular guarantee period. The guaranteed term account is not available in all states.

Contract owners may allocate purchase payments, or make transfers from or to guarantee periods at any time prior to the annuity commencement date as long as the guarantee period for such allocation does not extend past the contract maturity date. Minnesota Life establishes a separate entry in the guaranteed term account for accounting and interest rate purposes each time the contract owner allocates or transfers amounts to the guaranteed term account guarantee period option.

RENEWALS. At the end of a guarantee period, the contract owner may establish a new guarantee period with the same guarantee period at the then current interest rate, select a different guaranteed term account guarantee period option or transfer the amounts to a variable annuity account option, or those amounts may be withdrawn from the contract (though such amounts withdrawn may be subject to a DSC). You may make your election during the period 30 days immediately following the renewal date of each guarantee period without having the market value adjustment applied.

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If the contract owner does not specify the guarantee period option desired at the time of renewal, Minnesota Life will automatically renew the funds held in that guarantee period option for the same duration at the newly established interest rate, provided, however, that we will select a period which does not extend beyond the maturity date or any previously elected annuitization date. The interest rate applicable to the new guarantee period may be higher or lower than the interest rate which was credited to the expired guarantee period. If, at the time of renewal, a guarantee period of the same duration is no longer available, Minnesota Life will select the next shortest available guarantee period. If no guarantee period of the guaranteed term account is available, we will allocate the funds to be renewed to the government money market sub-account.

TRANSFERS. Prior to the annuity commencement date, the contract owner may transfer amounts between or among the guarantee periods of the guaranteed term account or from a guarantee period to the variable annuity account. Transfers prior to the end of a guarantee period may be subject to a market value adjustment, which is described below. The market value adjustment, if applicable, may increase or decrease the amount of the transfer. For further information regarding transfers, see the heading "Transfers" in this Prospectus.

The contract owner must specify the guarantee period from or to which a transfer is to be made.

WITHDRAWALS. The contract owner may make withdrawals of, or may surrender amounts held in guarantee periods of the guaranteed term account at any time prior to death and prior to the start of annuity payments. Withdrawals from guarantee periods of the guaranteed term account will be made in the same manner and be subject to the same limitations as set forth under the heading "Withdrawals and Surrender" in this Prospectus. In addition, the following provisions apply to withdrawals from the guarantee periods of the guaranteed term account or other fixed accounts:

   (1) Minnesota Life reserves the right to defer payment of amounts withdrawn from guarantee periods of the guaranteed term account or other fixed accounts for up to six months from the date it receives the written withdrawal request (if a withdrawal is deferred for more than 30 days pursuant to this right, Minnesota Life will pay interest on the amount deferred at a rate not less than the minimum guaranteed interest rate as stated in your contract);

   (2) if there are multiple investment entries under a guarantee period of the guaranteed term account, amounts will be withdrawn from such accounts on a first-in-first-out basis; and

   (3) the market value adjustment described above may apply to withdrawals from any guarantee period of the guarantee term account.

In the case of a contract surrender, the market value adjustment to each guarantee period option, if applicable, will be calculated using the full amount in that guarantee period option, and the amount of the adjustment will be added to or subtracted from such amount and paid to the owner. In the case of a withdrawal, the market value adjustment to each guarantee period option affected by the withdrawal will be calculated using the full amount to be taken from that guarantee period in order to provide the amount requested, after application of the adjustment and deduction of applicable charges, and the amount of the adjustment will be added to or subtracted from the contract value remaining after payment of the requested amount.

Withdrawals from the contract may also be subject to income tax and a 10% penalty tax. Retirement plan limitations may also apply. See the heading "Federal Tax Status", in this Prospectus.

MARKET VALUE ADJUSTMENT. Amounts surrendered, withdrawn, transferred or applied to provide annuity payments from a guarantee period of the guaranteed term account prior to the renewal date may be subject to a market value adjustment. The market value adjustment may increase or decrease the amount of the guarantee period value which is being transferred, withdrawn or surrendered.

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The market value adjustment will be calculated by multiplying the amount transferred, withdrawn, or surrendered by the market value adjustment factor. The market value adjustment factor is equal to:

                                 [GRAPHIC]


                        (1+i)     (n/12)
                   [--------------- ]        -1
                    (1+j+0.0025)

where  i = Swap Rate for the week prior to the date of allocation into the guarantee term account for a maturity equal to the guarantee period.

       j = Swap Rate for the week prior to the date of surrender, withdrawal, transfer or application to provide annuity payments with a maturity equal to the number of whole months remaining in the guarantee period.

       n = the number of whole months remaining in the guarantee period.

If a Swap Rate maturity is not available for the necessary period, we will determine the rate by linear interpolation based on the Swap Rates with maturity closest to the period being measured. If Swap Rates are no longer available we will use an appropriate rate approved by the insurance department of the state which has jurisdiction over the contract.

We guarantee that the amount of the market value adjustment will never exceed, in a positive or negative direction, the excess interest earned on the guarantee period from which the withdrawal, surrender, amount applied to provide annuity payments, or transfer is to be made. For this purpose, excess interest is defined as the dollar amount of interest earned on each allocation into a guarantee period of the guaranteed term account in excess of interest earned based on the minimum guaranteed interest rate for the guarantee period.

There will be no market value adjustment in the following situations:

   (a) transfers, withdrawals, surrenders and amounts applied to provide annuity payments occurring within 30 days immediately following the renewal date of each guarantee period;

   (b) amounts payable as a death benefit; and

   (c) amounts withdrawn from the guaranteed term account to pay any annual maintenance fee, transfer charge or periodic charges if any, for optional benefit riders.

However, amounts withdrawn or surrendered may be subject to the deferred sales charge.

VOTING RIGHTS

We will vote the portfolio shares held in the variable annuity account at shareholder meetings of the portfolios. We will vote shares attributable to contracts in accordance with instructions received from contract owners with voting interests in each sub-account of the variable annuity account. We will vote shares for which no instructions are received and shares not attributable to contracts in the same proportion as shares for which instructions have been received. The number of votes for which a contract owner may provide instructions will be calculated separately for each sub-account of the variable annuity account. One of the effects of proportional voting is that a small number of contract owners may determine the outcome of the vote. If applicable laws should change so that we were allowed to vote shares in our own right, then we may elect to do so.

During the accumulation period, you hold the voting interest in the contract. The number of votes will be determined by dividing the contract value of the contract attributable to each sub-account of the variable annuity account by the net asset value per share of the portfolio shares held by that sub-account.

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

During the annuity period the annuitant holds the voting interest in the contract. The number of votes will be determined by dividing the reserve for each contract allocated to each sub-account of the variable annuity account by the net asset value per share of the portfolio shares held by that sub-account. After an annuity begins, the votes attributable to any particular contract will decrease as the reserves decrease. In determining any voting interest, we count fractional shares.

We shall notify you or the annuitant of a portfolio shareholders' meeting if the contract has shares to vote. We will also send proxy materials and a form of instruction so that you can instruct us with respect to voting.

FEDERAL TAX STATUS

INTRODUCTION

Our tax discussion in this Prospectus is general in nature and is not intended as tax advice. You should consult a competent tax adviser. We make no attempt to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. We make no representation regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). The contract may be purchased on a non-tax qualified basis or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under Sections 401(a), 403(b), 408(b), 408A or 457 of the Code ("Tax Qualified Accounts"). We discontinued issuing this annuity contract to Section 403(b) Plans on May 1, 2008. The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefit to the contract owner, the annuitant, or the beneficiary(ies) may depend on the tax status of the individual concerned.

In U.S. v Windsor, the U.S. Supreme Court held a portion of the Defense of Marriage Act unconstitutional. As a result, same sex couples who are married under applicable state and District of Columbia law will now be treated as spouses under federal law. In Revenue Ruling 2013-17, the U.S Department of the Treasury (the "Treasury Department") and the Internal Revenue Service ("IRS") clarified their position regarding same sex marriages for federal tax purposes. If a couple is married in a jurisdiction that recognizes same sex marriage, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside.

Furthermore, in Obergeffel v. Hodges, the U.S. Supreme Court ruled that the Fourteenth Amendment to the U.S. Constitution requires the States to license marriages between persons of the same sex and to recognize marriages of same sex couples performed lawfully in other states. The practical effect of this rule is that same sex marriages will now be recognized by the federal government and by each and every state. However, the Treasury Department and IRS did not recognize civil unions or registered domestic partnerships as marriages for federal tax purposes. Currently, if the state where a civil union or a registered domestic partnership occurred does not recognize the arrangement as a marriage, it is not a marriage for federal tax purposes.

There are specific rules for the taxation of annuity products. In many cases, these rules differ from tax rules which apply to other types of investments. For example, as an illustration of points more fully discussed below, a gain recognized upon a withdrawal from an annuity contract may be taxed differently than the gain on the sale of other types of investments, such as corporate stock, bonds or mutual funds. The gain in an annuity contract, represented by the difference between the cash value and the sum of the premiums paid into the contract, is taxed as ordinary income. By contrast, the sale of shares of corporate stock, bonds or mutual funds would be taxed as capital gains based upon the difference between the sale price and the purchase price. Depending upon how long the corporate stock, bonds or mutual funds were held, the owner may be entitled to reduced tax rates applicable to long term capital gains.

For variable annuity contracts, increases in contract values attributable to dividends and interest from underlying investment funds are not currently taxed, but instead the taxation of such gains is deferred until there is a withdrawal, contract surrender, or annuity payments begin, at which time they are taxed as ordinary income (as described above). This favorable treatment allows the value of the contract to remain undiminished and allows the owner to determine the timing of the receipt of taxable income. Note, however, that variable annuity contracts held in Tax Qualified Accounts do not provide any additional tax deferral benefit. A Tax Qualified Account independently provides a tax deferral benefit for gains on all assets held in such an account. By contrast, the owner of a corporate stock, bond or mutual fund held on a non-tax qualified basis who receives dividends or interest, whether in cash or as automatic reinvestments, must report such income as taxable on an annual basis. In some cases, the receipt of dividends from corporate stocks and mutual funds may enjoy favorable tax rates.

This prospectus makes no representation as to the tax rules which apply to those other types of investments and the discussion which follows makes no comparison of the described insurance products to such other investments. For a complete discussion of matters relating to taxation and the tax impact on your investments or for a comparison of taxation differences between investment products and types, please see your tax adviser.

TAXATION OF MINNESOTA LIFE AND THE VARIABLE ANNUITY ACCOUNT

We are taxed as a "life insurance company" under the Internal Revenue Code (the "Code"). The operations of the variable annuity account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on any investment income received by the variable annuity account or on capital gains arising from the variable annuity account's activities. The variable annuity account is not taxed as a "regulated investment company" under the Code and we do not anticipate any change in that tax status.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law, contract owners are not the owners of the assets generating the benefits.

TAXATION OF ANNUITY CONTRACTS IN GENERAL

Section 72 of the Code governs the taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments under the annuity option elected. As a general rule, annuity contracts held by an entity (such as a corporation or trust) that is not a natural person are not treated as annuity contracts for federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There is an exception to this general rule for annuity contracts which are held under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code.

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There is also an exception to this general rule for immediate annuity contracts. An immediate annuity contract for these purposes is an annuity:
(i) purchased with a single premium or annuity consideration, (ii) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (iii) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.

If you do not annuitize your nonqualified contract on or before the maturity date, it is possible that the IRS could challenge the status of your contract as an annuity contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the contract value each year from the inception of the contract or the entire increase in the contract value would be taxable in the year you reach the maturity date. In either situation, you could realize taxable income even if the contract proceeds are not distributed to you at that time. Accordingly, before purchasing a contract, you should consult your tax advisor with respect to these issues.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the variable annuity account to be "adequately diversified" in order for the contract to be treated as an annuity contract for federal income tax purposes. The diversification requirements of Section 817(h) do not apply to annuity contracts which are held under a plan described in Sections 401(a), 403(a), 403(b), 408, 408A or 457(b) of the Code.

The variable annuity account, through the fund portfolios, intends to comply with the diversification requirements prescribed in Regulations
Section 1.817-5, which affect how the portfolio's assets may be invested. Although the investment adviser of the Securian Funds Trust is an affiliate of ours, we do not control the Securian Funds Trust nor the investments of its portfolios.

Nonetheless, we believe that each portfolio of the Securian Funds Trust in which the variable annuity account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire contract could be disqualified as an annuity contract under the Code due to the failure of the variable annuity account to be deemed to be "adequately diversified".

OWNERSHIP TREATMENT

In connection with its issuance of temporary and proposed regulations under
Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company to be treated as the owner of the assets in the account" (which would result in the current taxation of the income on those assets to the contract owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between an owner and the insurance company regarding the availability of a particular investment option and other than an owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or investment advisor in its sole and absolute discretion. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing new regulations in 2005 and additional Revenue Rulings. Minnesota Life believes that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a contract owner under the contract will not result in any contract owner being treated as the owner of the assets of the Variable Annuity Account. However, Minnesota Life does not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, Minnesota Life reserves the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the Variable Annuity Account.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

For payments made in the event of a full surrender of an annuity that is not part of a qualified program, the taxable portion of the amount you receive is generally the amount in excess of the "investment in the contract" (i.e., purchase payments less any amounts previously received from the contract which were not included in income). Amounts withdrawn upon a partial withdrawal from a variable annuity contract that is not part of a qualified program are treated first as taxable income to the extent of the excess of the contract value over the investment in the contract. This will also be true if you take withdrawals under one of the optional living benefit riders. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain tax rates.

In the case of a withdrawal under an annuity that is part of a tax-qualified retirement plan, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was neither deductible when made nor excludable from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.

SECTION 1035 EXCHANGES

An annuity contract may be fully or partially exchanged for another annuity contract in a tax-free exchange under IRC (S)1035. Historically, the IRS challenged attempts by taxpayers to exchange part of an annuity contract for a new annuity contract (a "Partial Exchange"). IRS rulings over the last several years have allowed annuity contract holders to make Partial Exchanges under certain conditions. If this contract is received in a Partial Exchange or is Partially Exchanged for another annuity contract, withdrawals taken from either annuity contract within 180 days from the date of the Partial Exchange may have adverse tax consequences. You should consult your tax advisor before entering into a Partial Exchange.

TAXATION OF ANNUITY PAYMENTS

The taxable portion of an annuity payment is generally equal to the excess of the payment over the exclusion amount. In the case of a fixed annuity payment, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected return under the contract (determined under Treasury Department regulations). In the case of variable annuity payments, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected number of payments to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). The taxable portion of an annuity payment is taxed at ordinary income

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rates. Once the total amount of the investment under the contract is excluded using this ratio, annuity payments will be fully taxable.

TAXES PAYABLE ON OPTIONAL RIDERS

The GMWB, GLWB, and single and joint versions of GLWB II, Encore, and Ovation II options provide benefits that are different from the usual benefits available under variable annuity contracts. If you elect these options a contract owner or beneficiary may be allowed to take withdrawals under the option even after the contract value is equal to zero. Like any withdrawal under the option it is treated as a withdrawal from the contract for income tax purposes. See "Taxation of Partial and Full Withdrawals". If the investment in the contract has been fully recovered for tax purposes, then these withdrawals are generally included in the taxpayer's income.

TAXATION OF DEATH BENEFIT PROCEEDS

Death benefit payments are generally taxable to the recipient. Death benefits paid upon the death of a contract owner generally, are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above, or
(2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the contract is not affected by the owner's death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.

MEDICARE TAX

Beginning in 2013, distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may apply to some or all of the taxable portion of distributions (e.g., earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly, and $125,000 for married filing separately.) Please consult your tax adviser for more information.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the payment is made under an immediate annuity contract, as defined above, or:

  .  where the taxpayer is 59 1/2 or older,

  .  where payment is made on account of the taxpayer's disability, or

  .  where payment is made by reason of the death of the owner, and

  .  in certain other circumstances.

The Code also provides an exception to the penalty tax for distributions, in periodic payments, of substantially equal installments (not less frequently than annually), where they are made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary. For qualified plans, this exception to the 10% additional tax applies only if payments begin after separation from service.

For some types of qualified plans, other tax penalties may apply to certain distributions.

                                                                       PAGE 135

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AGGREGATION OF CONTRACTS

For purposes of determining a contract owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

ASSIGNMENT OR PLEDGES

Transfers, assignments and certain designations of annuitants can have tax consequences. A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. If you are contemplating such a transfer, pledge, designation or assignment, you should consult a competent tax adviser about its potential tax effects.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that:

   (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above will be considered satisfied with respect to any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" who is a natural person, is distributed over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary", who must be a natural person, is the person designated by the owner as a beneficiary. If the owner's "designated beneficiary" is the surviving spouse of the owner, however, the contract may be continued with the surviving spouse as the new owner.

Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such contract provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Similar rules apply to qualified contracts, with the exception of contracts held as Section 403(b) Individual Retirement Annuities where the Contract Owner's surviving spouse may not assume the Contract as his or her own Contract.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of there being any change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, taking effect before the date the legislation is passed). You should consult a tax adviser with respect to legislative developments and their effect on the contract.

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TAX QUALIFIED PROGRAMS

The contract is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

  .  contributions in excess of specified limits;

  .  distributions prior to age 59 1/2 (subject to certain exceptions);

  .  distributions that do not conform to specified minimum distribution rules;
     and

  .  other specified circumstances.

We make no attempt to provide more than general information about the use of annuities with the various types of retirement plans. Tax deferral under annuity contracts purchased in connection with tax-qualified plans arises under the specific provisions of the Code governing the tax-qualified plan, so a contract should be purchased only for the features and benefits other than tax deferral that are available under an annuity contract purchased in connection with tax-qualified plans, and not for the purpose of obtaining tax deferral. The rights of any person to any benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult your legal counsel and tax adviser regarding the suitability of the contract.

Any annuity contract that is part of a qualified retirement plan must comply with the required minimum distribution (RMD) provisions of the Code, and the implementing regulations. A failure to comply with the RMD requirements will generally result in the imposition of an excise tax on the recipient equal to 50% of the amount by which the RMD exceeds the amount actually distributed. Under certain limited circumstances, IRS regulations treat partial withdrawals from your qualified retirement plan contract after annuity payments have begun after the required beginning date without violating the RMD rules. We will notify any holder of a contract under a qualified plan who requests such a partial withdrawal of the effects of such the withdrawal on the contract prior to processing the withdrawal.

For qualified plans under Sections 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant): (i) reaches age 70 1/2, or (ii) if later retires; and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. For IRAs described in
Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the owner reaches age
70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the owner's death.

To the extent the optional death benefit riders alter the timing or the amount of the payment of distributions under a qualified contract, the riders cannot be paid out in violation of the minimum distribution rules of the Code.

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In accordance with recent changes in laws and regulations RMDs must be calculated based on the sum of the contract value and the actuarial value of any additional death benefits and benefits from optional riders that you have purchased under the contract. As a result, the RMDs may be larger than if the calculation were based on the contract value alone. This may result in an earlier (but not before the required beginning date) distribution under the contract and an increased amount of taxable income distributed to the contract owner, and a reduction of death benefits and the benefits of any optional riders.

IRA ROLLOVERS. The Internal Revenue Service issued guidance effective on January 1, 2015 that limits the use of indirect rollovers for individual retirement accounts (IRA's). As of that date, IRA account holders will be limited to one indirect rollover for all IRA accounts in any twelve month period. The twelve month period is measured from the date of the last indirect rollover. An indirect rollover occurs when you take a distribution in cash from your IRA with the intention of transferring it to another IRA within the 60 day period allowed under the Code. This new guidance does not affect direct rollovers where an unlimited number of transfers from one IRA trustee directly to another IRA trustee may be made in a twelve month period. You should consult your tax advisor regarding rollovers of annuity contracts held in IRA's.

WITHHOLDING

In general, distributions from annuity contracts are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, Section 403(b) annuities, individual retirement plans and eligible deferred compensation plans of state or local governments under
Section 457(b). Distributions which may not be rolled over are those which are:

  . one of a series of substantially equal annual (or more frequent) payments made:

    .   over the life or life expectancy of the employee,

    . over the joint lives or joint life expectancies of the employee and the employee's designated beneficiary, or

    .   for a specified period of ten years or more,

  .  a required minimum distribution,

  .  a hardship distribution, or

  .  the non-taxable portion of a distribution.

Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse, or an ex-spouse who is an alternate payee, will be subject to mandatory federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It should be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. However a taxpayer must replace withheld amounts with other funds in order to avoid taxation on the amount previously withheld.

SEE YOUR OWN TAX ADVISER

The foregoing summary of the federal income tax consequences under these contracts is not exhaustive. The benefits and features of this contract, when owned by employer provided welfare

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benefit arrangements or other types of special purpose entities, may impact any unique tax aspects such arrangements or entities may enjoy. Special rules may apply to situations not discussed here. Should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information you should consult a tax adviser.

PERFORMANCE DATA

From time to time the variable annuity account may publish advertisements containing performance data relating to its sub-accounts. In the case of the government money market portfolio, the variable annuity account will publish yield or effective yield quotations for a seven-day or other specified period. In the case of the other portfolios, performance data will consist of average annual total return quotations for one year, five year and ten year periods and for the period when the portfolios first became available to the variable annuity account. Such performance data may be accompanied by cumulative total return quotations for the comparable periods. For periods prior to the date of this Prospectus the quotations will be based on the assumption that the contract described herein was issued when the underlying portfolios first became available to the variable annuity account under other contracts issued by us. The government money market portfolio may also quote such average annual and cumulative total return figures. Performance figures used by the variable annuity account are based on historical information of the portfolios for specified periods, and the figures are not intended to suggest that such performance will continue in the future. Performance figures of the variable annuity account will reflect charges made pursuant to the terms of the contracts offered by this Prospectus and charges of underlying funds. More detailed information on the computations is set forth in the Statement of Additional Information.

CYBERSECURITY

Our variable annuity product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your product values. For instance, cyber-attacks may interfere with our processing of contract transactions (including the processing of orders through our online service centers or with the portfolios), impact our ability to calculate values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the portfolios invest, which may cause the portfolios to lose value. While the Company has implemented administrative, technical and physical safeguards that are reasonably designed to protect confidential customer information and confidential business information, there can be no assurance that we or the portfolios or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, which contains additional information including financial statements, is available from us at your request. The table of contents for that Statement of Additional Information is as follows:
       General Information and History
       Distribution of Contract
       Performance
       Independent Registered Public Accounting Firm
       Registration Statement
       Financial Statements

    APPENDIX A -- CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS

The table below is designed to help you understand how the sub-account options have performed. It shows the value of a sub-account at the beginning and end of each period, as well as the number of sub-account units at the end of each period. A sub-account unit is also referred to as an Accumulation Unit. Each possible charge combination is reflected in the following tables. You should read the table in conjunction with the financial statements for the Variable Annuity Account and the consolidated financial statements of Minnesota Life Insurance Company. The financial statements of the Variable Annuity Account and the consolidated financial statements of Minnesota Life Insurance Company may be found in the Statement of Additional Information.
1.65% Variable Account Charge

                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT ADVANTUS BOND SUB-ACCOUNT(Z):
                2015...     $1.30       $1.28       1,995,191
                2014...     $1.24       $1.30       2,101,400
                2013...     $1.27       $1.24       2,522,527
                2012...     $1.20       $1.27       3,838,233
                2011...     $1.13       $1.20       3,587,538
                2010...     $1.05       $1.13       3,751,890
                2009...     $0.93       $1.05       2,462,967
                2008...     $1.09       $0.93       1,637,426
                2007...     $1.08       $1.09       1,313,297
               SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(Z):
                2015...     $3.01       $2.88         405,218
                2014...     $2.80       $3.01         439,523
                2013...     $2.15       $2.80         547,852
                2012...     $1.86       $2.15         714,125
                2011...     $1.94       $1.86         653,878
                2010...     $1.56       $1.94         674,517
                2009...     $1.16       $1.56         600,643
                2008...     $1.87       $1.16         433,048
                2007...     $1.77       $1.87         295,795
               SFT ADVANTUS INDEX 500 SUB-ACCOUNT(Z):
                2015...     $2.23       $2.21         235,099
                2014...     $2.00       $2.23         249,802
                2013...     $1.55       $2.00         288,407
                2012...     $1.36       $1.55         281,830
                2011...     $1.36       $1.36          78,176
                2010...     $1.21       $1.36          48,915
                2009...     $0.98       $1.21          10,864
                2008...     $1.58       $0.98           3,346
                2007...     $1.53       $1.58           3,052
               SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(Z):
                2015...     $1.49       $1.41       1,075,590
                2014...     $1.49       $1.49       1,139,615
                2013...     $1.52       $1.49       1,432,271
                2012...     $1.33       $1.52       1,400,710
                2011...     $1.36       $1.33       1,110,474
                2010...     $1.21       $1.36         962,795
                2009...     $1.05       $1.21         573,666
                2008...     $1.02       $1.05         379,601
                2007...     $0.95       $1.02         360,983
               SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                SUB-ACCOUNT(CA):
                2015...     $1.13       $1.07         456,273
                2014...     $1.06       $1.13         642,015
                2013...     $1.00(ak)   $1.06         460,582
               SFT ADVANTUS MANAGED VOLATILITY EQUITY
                SUB-ACCOUNT(BZ):
                2015...     $1.00       $1.00              --

                             UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                             BEGINNING OF   AT END OF   OUTSTANDING AT
                                PERIOD        PERIOD     END OF PERIOD
                             -------------  ----------  ---------------

                SFT ADVANTUS GOVERNMENT MONEY MARKET
                 SUB-ACCOUNT(Z)(CB):
                  2015....       $0.96        $0.94        1,618,362
                  2014....       $0.97        $0.96          536,232
                  2013....       $0.99        $0.97          579,171
                  2012....       $1.00        $0.99          862,782
                  2011....       $1.02        $1.00          837,905
                  2010....       $1.04        $1.02        1,232,315
                  2009....       $1.05        $1.04          490,108
                  2008....       $1.05        $1.05          568,691
                  2007....       $1.02        $1.05          490,622
                SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(Z):
                  2015....       $1.13        $1.15          436,356
                  2014....       $1.09        $1.13          360,875
                  2013....       $1.13        $1.09          393,042
                  2012....       $1.11        $1.13          411,841
                  2011....       $1.06        $1.11          369,302
                  2010....       $1.00        $1.06          427,023
                  2009....       $0.95        $1.00          357,814
                  2008....       $1.10        $0.95          215,994
                  2007....       $1.09        $1.10          149,877
                SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(Z):
                  2015....       $3.04        $3.14          212,141
                  2014....       $2.37        $3.04          239,481
                  2013....       $2.38        $2.37          321,927
                  2012....       $2.06        $2.38          347,482
                  2011....       $1.98        $2.06          337,040
                  2010....       $1.56        $1.98          341,469
                  2009....       $1.28        $1.56          313,206
                  2008....       $2.04        $1.28          209,649
                  2007....       $2.46        $2.04          148,887
                SFT IVY/SM/ GROWTH
                 SUB-ACCOUNT(AY)(AZ)(BA)(BB)(BC)(BD)(BE):
                  2015....       $2.16        $2.27        1,127,248
                  2014....       $1.94(bo)    $2.16        1,284,368
                SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(BF)(BG)(BH):
                  2015....       $2.00        $1.89          246,100
                  2014....       $1.87(bo)    $2.00          298,351
                SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(BI)(BJ)(BK):
                  2015....       $2.75        $2.73          211,536
                  2014....       $2.50(bo)    $2.75          226,362
                SFT T. ROWE PRICE VALUE SUB-ACCOUNT(BL)(BM)(BN):
                  2015....       $2.54        $2.44        1,068,116
                  2014....       $2.37(bo)    $2.54        1,159,157
                AB VPS DYNAMIC ASSET ALLOCATION SUB-ACCOUNT(AL)(BT)(BU):
                  2015......     $1.07        $1.04          279,522
                  2014......     $1.05        $1.07           30,319
                  2013......     $1.00        $1.05           32,093

1.65% Variable Account Charge Continued


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                AB VPS INTERNATIONAL VALUE SUB-ACCOUNT(BT)(BV):
                  2015...     $0.57        $0.57           64,450
                  2014...     $0.62        $0.57           66,679
                  2013...     $0.51        $0.62           63,205
                  2012...     $0.45        $0.51               --
                  2011...     $0.57        $0.45               --
                  2010...     $0.56        $0.57               --
                  2009...     $0.42        $0.56               --
                  2008...     $0.92        $0.42               --
                  2007...     $1.00(a)     $0.92               --
                AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                  2015...     $2.21        $2.04           30,516
                  2014...     $2.00        $2.21           20,364
                  2013...     $1.50        $2.00           19,886
                  2012...     $1.33        $1.50           22,920
                  2011...     $1.32        $1.33           15,208
                  2010...     $1.18        $1.32               --
                  2009...     $1.01        $1.18               --
                  2008...     $1.58        $1.01               --
                  2007...     $1.61        $1.58               --
                AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
                  2015...     $1.21        $1.16        1,230,809
                  2014...     $1.19        $1.21        1,344,101
                  2013...     $1.32        $1.19        1,542,588
                  2012...     $1.25        $1.32        1,509,042
                  2011...     $1.14        $1.25        1,176,798
                  2010...     $1.10        $1.14        1,059,887
                  2009...     $1.01        $1.10          334,716
                  2008...     $1.05        $1.01            4,665
                  2007...     $1.00(a)     $1.05               --
                AMERICAN FUNDS IS: GLOBAL BOND/SM /SUB-ACCOUNT(W):
                  2015...     $0.99        $0.93           17,729
                  2014...     $0.99        $0.99           17,185
                  2013...     $1.03        $0.99           16,399
                  2012...     $0.99        $1.03           13,808
                  2011...     $1.00        $0.99            9,072
                AMERICAN FUNDS IS: GLOBAL GROWTH/SM/ SUB-ACCOUNT(S):
                  2015...     $1.27        $1.34          417,844
                  2014...     $1.27        $1.27          577,952
                  2013...     $1.00        $1.27          492,847
                  2012...     $0.83        $1.00           79,752
                  2011...     $1.00        $0.83           44,386
                AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION/SM/
                 SUB-ACCOUNT(X):
                  2015...     $1.12        $1.11           37,755
                  2014...     $1.12        $1.12           10,113
                  2013...     $0.89        $1.12            9,946
                  2012...     $0.76        $0.89            9,135
                  2011...     $1.00        $0.76            3,430
                AMERICAN FUNDS IS: GROWTH/SM /SUB-ACCOUNT(U):
                  2015...     $1.37        $1.44          128,931
                  2014...     $1.28        $1.37           31,667
                  2013...     $1.00        $1.28           18,308
                  2012...     $0.87        $1.00           19,277
                  2011...     $1.00        $0.87            9,250
                AMERICAN FUNDS IS: GROWTH-INCOME/SM/ SUB-ACCOUNT(T):
                  2015...     $1.49        $1.49          221,786
                  2014...     $1.37        $1.49          195,755
                  2013...     $1.05        $1.37          136,281
                  2012...     $0.90        $1.05          151,225
                  2011...     $1.00        $0.90           18,645
                AMERICAN FUNDS IS: INTERNATIONAL/SM/ SUB-ACCOUNT(Y):
                  2015...     $1.03        $0.97          149,983
                  2014...     $1.08        $1.03          155,162
                  2013...     $0.90        $1.08          154,462
                  2012...     $0.78        $0.90          122,760
                  2011...     $1.00        $0.78           37,565


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(R):
                2015...     $0.93       $0.89        390,390
                2014...     $1.03       $0.93        380,491
                2013...     $0.94       $1.03        408,399
                2012...     $0.81       $0.94         90,518
                2011...     $1.00       $0.81         40,868
               AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                SECURITIES/SM/ SUB-ACCOUNT(V):
                2015...     $1.04       $1.04        136,939
                2014...     $1.01       $1.04        134,803
                2013...     $1.06       $1.01        128,511
                2012...     $1.05       $1.06         97,352
                2011...     $1.00       $1.05         35,426
               CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                SUB-ACCOUNT(BX):
                2015...     $1.00       $0.95          6,724
               FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2015...     $2.08       $1.96        268,564
                2014...     $1.95       $2.08        283,717
                2013...     $1.55       $1.95        414,822
                2012...     $1.35       $1.55        521,075
                2011...     $1.36       $1.35        609,343
                2010...     $1.21       $1.36        734,592
                2009...     $0.94       $1.21        777,383
                2008...     $1.68       $0.94        696,939
                2007...     $1.68       $1.68        515,939
               FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                2015...     $3.53       $3.42         62,074
                2014...     $3.39       $3.53         66,405
                2013...     $2.53       $3.39         70,822
                2012...     $2.25       $2.53         81,730
                2011...     $2.57       $2.25         70,197
                2010...     $2.03       $2.57        184,918
                2009...     $1.48       $2.03         47,367
                2008...     $2.48       $1.48         49,725
                2007...     $2.19       $2.48         55,559
               FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(AV):
                2015...     $2.08       $1.95         29,773
                2014...     $1.98       $2.08         32,989
                2013...     $1.57       $1.98         41,156
                2012...     $1.40       $1.57         48,073
                2011...     $1.43       $1.40         37,590
                2010...     $1.31       $1.43        260,332
                2009...     $1.06       $1.31         21,240
                2008...     $1.71       $1.06         16,032
                2007...     $1.68       $1.71         17,819
               FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(AT):
                2015...     $1.40       $1.28        234,845
                2014...     $1.42       $1.40        243,990
                2013...     $1.06       $1.42        296,268
                2012...     $0.91       $1.06        418,480
                2011...     $0.96       $0.91        373,042
                2010...     $0.76       $0.96        334,608
                2009...     $0.60       $0.76        232,706
                2008...     $0.91       $0.60         32,342
                2007...     $1.00(a)    $0.91             --
               FRANKLIN SMALL-MID CAP GROWTH VIP
                SUB-ACCOUNT(AU):
                2015...     $2.56       $2.45         20,653
                2014...     $2.42       $2.56         22,739
                2013...     $1.78       $2.42         28,999
                2012...     $1.63       $1.78         21,470
                2011...     $1.74       $1.63         19,942
                2010...     $1.39       $1.74         17,565
                2009...     $0.98       $1.39             --
                2008...     $1.74       $0.98             --
                2007...     $1.59       $1.74             --

1.65% Variable Account Charge Continued


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(AW):
                  2015...     $2.62        $2.07           53,124
                  2014...     $2.91        $2.62           40,890
                  2013...     $2.98        $2.91           51,012
                  2012...     $2.68        $2.98          104,437
                  2011...     $3.24        $2.68          109,945
                  2010...     $2.80        $3.24          111,152
                  2009...     $1.65        $2.80           44,089
                  2008...     $3.55        $1.65           53,013
                  2007...     $2.80        $3.55           48,753
                GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                 SUB-ACCOUNT(AM)(BS):
                  2015...     $1.06        $0.98          101,158
                  2014...     $1.04        $1.06           42,846
                  2013...     $1.00        $1.04           44,250
                GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                 SUB-ACCOUNT(I)(AJ):
                  2015...     $1.04        $1.02        1,192,306
                  2014...     $1.06        $1.04        1,257,344
                  2013...     $1.08        $1.06        1,271,174
                  2012...     $1.06        $1.08          702,710
                  2011...     $1.02        $1.06          499,325
                  2010...     $1.00        $1.02          389,032
                INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(N)(AD)(AF):
                  2015...     $1.45        $1.30           74,521
                  2014...     $1.35        $1.45           52,658
                  2013...     $1.03        $1.35           49,964
                  2012...     $0.89        $1.03           15,164
                  2011...     $0.90        $0.89           14,171
                  2010...     $0.75        $0.90            4,027
                  2009...     $0.55        $0.75               --
                  2008...     $0.95        $0.55               --
                  2007...     $1.00(a)     $0.95               --
                INVESCO V.I. COMSTOCK SUB-ACCOUNT(L)(AG):
                  2015...     $2.37        $2.19          216,449
                  2014...     $2.21        $2.37          222,746
                  2013...     $1.66        $2.21          271,122
                  2012...     $1.42        $1.66          304,737
                  2011...     $1.47        $1.42          243,887
                  2010...     $1.29        $1.47          163,605
                  2009...     $1.02        $1.29           10,028
                  2008...     $1.62        $1.02           12,256
                  2007...     $1.69        $1.62           21,075
                INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(F)(Q)(AH):
                  2015...     $1.57        $1.51               --
                  2014...     $1.47        $1.57           21,314
                  2013...     $1.20        $1.47               --
                  2012...     $1.08        $1.20               --
                  2011...     $1.12        $1.08           11,220
                  2010...     $1.06        $1.12            2,248
                  2009...     $0.80        $1.06               --
                  2008...     $1.33        $0.80               --
                  2007...     $1.33        $1.33               --
                INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(M)(AI):
                  2015...     $2.39        $2.27            3,535
                  2014...     $2.21        $2.39            6,002
                  2013...     $1.68        $2.21           56,009
                  2012...     $1.49        $1.68           66,245
                  2011...     $1.55        $1.49            5,737
                  2010...     $1.41        $1.55            5,537
                  2009...     $1.15        $1.41              988
                  2008...     $1.73        $1.15              994
                  2007...     $1.71        $1.73              864


                          UNIT VALUE AT   UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF    AT END OF   OUTSTANDING AT
                             PERIOD         PERIOD     END OF PERIOD
                           -------------  ----------  ---------------

                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(F):
                  2015...     $1.37         $1.27          313,315
                  2014...     $1.37         $1.37          347,772
                  2013...     $1.02         $1.37          433,371
                  2012...     $0.91         $1.02          528,502
                  2011...     $0.93         $0.91          582,152
                  2010...     $0.74         $0.93          550,077
                  2009...     $0.62         $0.74          363,919
                  2008...     $0.92         $0.62           62,111
                  2007...     $1.00(a)      $0.92               --
                IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(D):
                  2015...     $2.84         $2.56        1,680,220
                  2014...     $3.05         $2.84        1,728,017
                  2013...     $2.48         $3.05        1,837,191
                  2012...     $2.11         $2.48        1,943,044
                  2011...     $2.31         $2.11        1,544,942
                  2010...     $2.16         $2.31        1,253,616
                  2009...     $1.76         $2.16           89,512
                  2008...     $2.41         $1.76           83,907
                  2007...     $1.70         $2.41           48,795
                IVY FUNDS VIP BALANCED SUB-ACCOUNT(D):
                  2015...     $2.06         $2.02          193,849
                  2014...     $1.95         $2.06          153,738
                  2013...     $1.60         $1.95          222,752
                  2012...     $1.46         $1.60          241,472
                  2011...     $1.43         $1.46           94,920
                  2010...     $1.25         $1.43           35,552
                  2009...     $1.12         $1.25            5,772
                  2008...     $1.44         $1.12            5,801
                  2007...     $1.29         $1.44            5,829
                IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(D):
                  2015...     $2.49         $2.43          511,311
                  2014...     $2.31         $2.49          560,384
                  2013...     $1.76         $2.31          600,990
                  2012...     $1.51         $1.76          127,564
                  2011...     $1.51         $1.51           78,159
                  2010...     $1.27         $1.51               --
                  2009...     $1.04         $1.27               --
                  2008...     $1.62         $1.04               --
                  2007...     $1.44         $1.62               --
                IVY FUNDS VIP GLOBAL GROWTH SUB-ACCOUNT(D)(BR):
                  2015...     $2.03         $2.07          350,685
                  2014...     $2.05         $2.03          352,094
                  2013...     $1.74         $2.05          370,159
                  2012...     $1.50         $1.74          405,372
                  2011...     $1.65         $1.50          300,847
                  2010...     $1.46         $1.65          174,563
                  2009...     $1.17         $1.46               --
                  2008...     $2.05         $1.17               --
                  2007...     $1.72         $2.05               --
                IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(D):
                  2015...     $1.14         $0.87          673,464
                  2014...     $1.33         $1.14          563,671
                  2013...     $1.25         $1.33          587,532
                  2012...     $1.25         $1.25          544,584
                  2011...     $1.62         $1.25          429,200
                  2010...     $1.41         $1.62          241,859
                  2009...     $0.82         $1.41           38,775
                  2008...     $2.17         $0.82          114,933
                  2007...     $1.54         $2.17           18,147
                IVY FUNDS VIP HIGH INCOME SUB-ACCOUNT(AO)(BP)(BQ):
                  2015...     $1.03         $0.95        1,044,847
                  2014...     $1.03         $1.03        2,045,085
                  2013...     $1.00         $1.03           88,261

1.65% Variable Account Charge Continued


                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------

                IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(D)(G):
                  2015..     $2.57        $2.50          576,593
                  2014..     $2.57        $2.57          623,850
                  2013..     $2.09        $2.57          766,929
                  2012..     $1.88        $2.09        1,119,435
                  2011..     $2.22        $1.88        1,043,117
                  2010..     $1.97        $2.22        1,081,383
                  2009..     $1.47        $1.97          630,710
                  2008..     $2.58        $1.47          443,768
                  2007..     $2.39        $2.58          327,940
                IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(D):
                  2015..     $3.25        $2.90           57,565
                  2014..     $3.36        $3.25           63,030
                  2013..     $2.17        $3.36           72,448
                  2012..     $1.98        $2.17           73,508
                  2011..     $2.16        $1.98           81,062
                  2010..     $1.56        $2.16           49,887
                  2009..     $1.12        $1.56              372
                  2008..     $2.19        $1.12              375
                  2007..     $2.09        $2.19               --
                IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(D):
                  2015..     $2.46        $2.28          225,988
                  2014..     $2.32        $2.46          252,214
                  2013..     $1.82        $2.32          258,714
                  2012..     $1.63        $1.82          258,590
                  2011..     $1.66        $1.63          139,346
                  2010..     $1.28        $1.66           75,252
                  2009..     $0.89        $1.28              713
                  2008..     $1.42        $0.89               --
                  2007..     $1.28        $1.42               --
                IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED
                 VOLATILITY SUB-ACCOUNT(AP):
                  2015..     $1.07        $1.05          258,985
                  2014..     $1.05        $1.07          119,264
                  2013..     $1.00        $1.05               --
                IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE --
                 MANAGED VOLATILITY(AQ):
                  2015..     $1.07        $1.05          148,949
                  2014..     $1.05        $1.07          157,087
                  2013..     $1.00        $1.05               --
                IVY FUNDS VIP PATHFINDER MODERATELY CONSERVATIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AR):
                  2015..     $1.05        $1.03          310,550
                  2014..     $1.04        $1.05           37,085
                  2013..     $1.00        $1.04               --
                IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(D):
                  2015..     $3.48        $3.33          235,866
                  2014..     $3.44        $3.48          231,227
                  2013..     $2.24        $3.44          276,709
                  2012..     $1.78        $2.24          292,453
                  2011..     $1.92        $1.78          227,388
                  2010..     $1.73        $1.92          181,910
                  2009..     $1.22        $1.73            1,741
                  2008..     $1.88        $1.22           10,022
                  2007..     $1.54        $1.88            8,752
                IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(D):
                  2015..     $2.93        $2.72          195,890
                  2014..     $2.78        $2.93          210,738
                  2013..     $2.12        $2.78          237,077
                  2012..     $1.82        $2.12          286,117
                  2011..     $2.12        $1.82          273,424
                  2010..     $1.70        $2.12          259,930
                  2009..     $1.34        $1.70          187,424
                  2008..     $1.84        $1.34          216,411
                  2007..     $1.96        $1.84          194,115


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP VALUE SUB-ACCOUNT(D):
                2015...     $2.15       $2.03        571,337
                2014...     $1.97       $2.15        623,089
                2013...     $1.48       $1.97        700,139
                2012...     $1.27       $1.48        867,414
                2011...     $1.39       $1.27        895,014
                2010...     $1.19       $1.39         37,889
                2009...     $0.95       $1.19          1,889
                2008...     $1.47       $0.95             --
                2007...     $1.46       $1.47             --
               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2015...     $2.19       $2.17        361,422
                2014...     $2.06       $2.19        382,317
                2013...     $1.75       $2.06        422,154
                2012...     $1.57       $1.75        310,506
                2011...     $1.57       $1.57        306,633
                2010...     $1.48       $1.57        281,484
                2009...     $1.20       $1.48         84,884
                2008...     $1.45       $1.20             --
                2007...     $1.34       $1.45             --
               JANUS ASPEN: FLEXIBLE BOND SUB-ACCOUNT(BW):
                2015...     $1.00       $0.98         17,534
               JANUS ASPEN: FORTY SUB-ACCOUNT:
                2015...     $2.72       $3.00        118,040
                2014...     $2.55       $2.72        102,437
                2013...     $1.98       $2.55        125,959
                2012...     $1.63       $1.98         96,097
                2011...     $1.78       $1.63         98,411
                2010...     $1.70       $1.78         66,572
                2009...     $1.18       $1.70         22,919
                2008...     $2.16       $1.18         28,576
                2007...     $1.61       $2.16         22,961
               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(E):
                2015...     $2.73       $2.45        278,844
                2014...     $3.16       $2.73        277,809
                2013...     $2.81       $3.16        342,341
                2012...     $2.52       $2.81        420,496
                2011...     $3.79       $2.52        434,419
                2010...     $3.08       $3.79        380,983
                2009...     $1.75       $3.08        369,204
                2008...     $3.73       $1.75        312,169
                2007...     $2.96       $3.73        200,109
               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(C):
                2015...     $1.37       $1.29        313,691
                2014...     $1.28       $1.37        352,229
                2013...     $1.03       $1.28        408,414
                2012...     $0.95       $1.03        421,688
                2011...     $1.00       $0.95        425,967
                2010...     $0.88       $1.00        350,716
                2009...     $0.67       $0.88        172,523
                2008...     $0.95       $0.67         27,098
                2007...     $1.00       $0.95             --
               MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                2015...     $2.01       $2.06             --
                2014...     $1.88       $2.01             --
                2013...     $1.39       $1.88          8,692
                2012...     $1.22       $1.39          9,851
                2011...     $1.32       $1.22          9,682
                2010...     $1.04       $1.32         10,026
                2009...     $0.75       $1.04             --
                2008...     $1.57       $0.75             --
                2007...     $1.46(a)    $1.57             --
               MFS(R) VIT II INTERNATIONAL VALUE
                SUB-ACCOUNT(BY):
                2015...     $1.00       $0.96             --

1.65% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(H):
                2015...     $0.70       $0.61         694,753
                2014...     $0.74       $0.70         686,767
                2013...     $0.76       $0.74         705,346
                2012...     $0.65       $0.76         770,789
                2011...     $0.81       $0.65         687,924
                2010...     $0.69       $0.81         457,964
                2009...     $0.41       $0.69         143,169
                2008...     $0.97       $0.41          13,349
                2007...     $1.00(a)    $0.97           2,705
               MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(CC):
                2015...     $1.04       $0.99         164,441
                2014...     $1.01       $1.04         169,129
                2013...     $0.87       $1.01         215,919
                2012...     $0.78       $0.87         225,487
                2011...     $0.83       $0.78         498,985
                2010...     $0.73       $0.83         491,389
                2009...     $0.58       $0.73         471,127
                2008...     $0.94       $0.58              --
                2007...     $1.00(a)    $0.94              --
               MORNINGSTAR BALANCED ETF ASSET
                ALLOCATION SUB-ACCOUNT(CD):
                2015...     $1.13       $1.08       1,697,209
                2014...     $1.10       $1.13       2,367,313
                2013...     $1.00       $1.10       2,865,620
                2012...     $0.91       $1.00       2,805,015
                2011...     $0.94       $0.91       2,091,582
                2010...     $0.85       $0.94       1,647,188
                2009...     $0.73       $0.85       1,590,284
                2008...     $0.97       $0.73         401,334
                2007...     $1.00(a)    $0.97         385,940
               MORNINGSTAR CONSERVATIVE ETF ASSET
                ALLOCATION SUB-ACCOUNT(CE):
                2015...     $1.11       $1.08         754,525
                2014...     $1.10       $1.11         746,867
                2013...     $1.09       $1.10       1,492,306
                2012...     $1.06       $1.09       1,902,209
                2011...     $1.04       $1.06       1,783,969
                2010...     $0.99       $1.04       1,576,963
                2009...     $0.93       $0.99       1,121,699
                2008...     $1.01       $0.93          10,466
                2007...     $1.00(a)    $1.01              --
               MORNINGSTAR GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(CF):
                2015...     $1.09       $1.04         163,436
                2014...     $1.06       $1.09         164,051
                2013...     $0.92       $1.06         204,446
                2012...     $0.83       $0.92         210,000
                2011...     $0.88       $0.83         178,532
                2010...     $0.78       $0.88         168,084
                2009...     $0.64       $0.78         436,751
                2008...     $0.95       $0.64              --
                2007...     $1.00(a)    $0.95              --
               MORNINGSTAR INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(CG):
                2015...     $1.11       $1.08         788,516
                2014...     $1.10       $1.11       1,614,403
                2013...     $1.04       $1.10       1,922,256
                2012...     $0.98       $1.04       2,715,560
                2011...     $0.98       $0.98       2,166,079
                2010...     $0.91       $0.98       1,659,550
                2009...     $0.83       $0.91       1,436,199
                2008...     $0.99       $0.83         330,174
                2007...     $1.00(a)    $0.99              --


                             UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                             BEGINNING OF   AT END OF   OUTSTANDING AT
                                PERIOD        PERIOD     END OF PERIOD
                             -------------  ----------  ---------------

                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
                  2015....       $1.36        $1.33           22,163
                  2014....       $1.26        $1.36           14,066
                  2013....       $0.93        $1.26           15,909
                  2012....       $0.85        $0.93           19,165
                  2011....       $0.90        $0.85            2,974
                  2010....       $0.74        $0.90               --
                  2009....       $0.57        $0.74               --
                  2008....       $0.96        $0.57               --
                  2007....       $1.00(a)     $0.96               --
                OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT(AX):
                  2015....       $2.87        $2.91          127,802
                  2014....       $3.15        $2.87          138,701
                  2013....       $2.54        $3.15          123,808
                  2012....       $2.13        $2.54           28,433
                  2011....       $2.34        $2.13           29,088
                  2010....       $2.07        $2.34          150,756
                  2009....       $1.52        $2.07            3,368
                  2008....       $2.71        $1.52            3,383
                  2007....       $2.44        $2.71            3,398
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT(P)(AE):
                  2015....       $1.52        $1.40           56,793
                  2014....       $1.38        $1.52           58,438
                  2013....       $1.00        $1.38           95,931
                  2012....       $0.86        $1.00           81,502
                  2011....       $0.90        $0.86           48,019
                  2010....       $0.74        $0.90           26,043
                  2009....       $0.55        $0.74               --
                  2008....       $0.91        $0.55               --
                  2007....       $1.00(a)     $0.91               --
                PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION SUB-ACCOUNT(AN):
                  2015......     $1.08        $1.01           84,914
                  2014......     $1.04        $1.08           83,904
                  2013......     $1.00        $1.04           32,295
                PIMCO VIT LOW DURATION SUB-ACCOUNT(J):
                  2015......     $1.02        $1.01        3,031,076
                  2014......     $1.03        $1.02        3,141,760
                  2013......     $1.05        $1.03        3,325,245
                  2012......     $1.01        $1.05        3,484,410
                  2011......     $1.01        $1.01        2,365,249
                  2010......     $1.00        $1.01          539,663
                PIMCO VIT TOTAL RETURN SUB-ACCOUNT(K):
                  2015......     $1.12        $1.10        4,865,959
                  2014......     $1.09        $1.12        5,022,600
                  2013......     $1.13        $1.09        5,202,224
                  2012......     $1.05        $1.13        3,670,496
                  2011......     $1.03        $1.05        1,813,976
                  2010......     $1.00        $1.03        2,255,073
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(B):
                  2015......     $2.11        $2.01           11,984
                  2014......     $1.91        $2.11           14,076
                  2013......     $1.46        $1.91           13,007
                  2012......     $1.25        $1.46           13,572
                  2011......     $1.24        $1.25              805
                  2010......     $1.12        $1.24               --
                  2009......     $0.88        $1.12               --
                  2008......     $1.63        $0.88               --
                  2007......     $1.74        $1.63               --

1.65% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2015...     $2.03       $1.84          18,555
                2014...     $1.86       $2.03           2,446
                2013...     $1.39       $1.86              --
                2012...     $1.19       $1.39              --
                2011...     $1.27       $1.19              --
                2010...     $1.13       $1.27              --
                2009...     $0.88       $1.13              --
                2008...     $1.46       $0.88              --
                2007...     $1.59       $1.46              --
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2015...     $1.77       $1.74          16,821
                2014...     $1.93       $1.77          18,862
                2013...     $1.53       $1.93          19,537
                2012...     $1.28       $1.53          26,176
                2011...     $1.56       $1.28          34,379
                2010...     $1.45       $1.56          45,232
                2009...     $1.18       $1.45          42,552
                2008...     $2.14       $1.18          47,788
                2007...     $2.01       $2.14          40,790
               PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT(O):
                2015...     $2.37       $2.33           3,135
                2014...     $2.12       $2.37           3,259
                2013...     $1.58       $2.12           3,668
                2012...     $1.38       $1.58           4,373
                2011...     $1.48       $1.38          24,090
                2010...     $1.26       $1.48           1,077
                2009...     $0.97       $1.26              --
                2008...     $1.60       $0.97              --
                2007...     $1.54       $1.60              --
               PUTNAM VT VOYAGER SUB-ACCOUNT:
                2015...     $2.23       $2.06          30,580
                2014...     $2.06       $2.23          17,373
                2013...     $1.46       $2.06          14,593
                2012...     $1.30       $1.46         621,318
                2011...     $1.61       $1.30         565,634
                2010...     $1.35       $1.61           8,776
                2009...     $0.84       $1.35              --
                2008...     $1.36       $0.84              --
                2007...     $1.31       $1.36              --
               TOPS(R) MANAGED RISK BALANCED ETF
                SUB-ACCOUNT(AA):
                2015...     $1.10       $1.03         743,461
                2014...     $1.08       $1.10         973,960
                2013...     $1.02       $1.08       1,179,857
                2012...     $1.00       $1.02       1,191,005
               TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AS):
                2015...     $1.04       $0.97          39,727
                2014...     $1.03       $1.04          38,104
                2013...     $1.00       $1.03              --
               TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AB):
                2015...     $1.15       $1.03       1,192,874
                2014...     $1.16       $1.15       1,293,744
                2013...     $1.01       $1.16       1,165,495
                2012...     $1.00       $1.01       1,066,289
               TOPS(R) MANAGED RISK MODERATE GROWTH
                ETF SUB-ACCOUNT(AC):
                2015...     $1.14       $1.05         226,937
                2014...     $1.12       $1.14         914,499
                2013...     $1.02       $1.12         826,208
                2012...     $1.00       $1.02         263,045


1.80% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT ADVANTUS BOND SUB-ACCOUNT(Z):
                2015...     $1.28       $1.26       1,259,700
                2014...     $1.22       $1.28       1,381,173
                2013...     $1.25       $1.22       1,402,382
                2012...     $1.19       $1.25       1,456,737
                2011...     $1.12       $1.19       1,496,947
                2010...     $1.04       $1.12       1,544,074
                2009...     $0.92       $1.04       1,590,842
                2008...     $1.08       $0.92       1,643,164
                2007...     $1.08       $1.08       1,612,373
               SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(Z):
                2015...     $2.96       $2.83         365,103
                2014...     $2.76       $2.96         396,269
                2013...     $2.12       $2.76         418,325
                2012...     $1.84       $2.12         476,514
                2011...     $1.91       $1.84         450,597
                2010...     $1.55       $1.91         428,427
                2009...     $1.15       $1.55         445,380
                2008...     $1.85       $1.15         440,364
                2007...     $1.76       $1.85         418,092
               SFT ADVANTUS INDEX 500 SUB-ACCOUNT(Z):
                2015...     $2.19       $2.17         324,973
                2014...     $1.97       $2.19         292,740
                2013...     $1.52       $1.97         312,944
                2012...     $1.34       $1.52         325,474
                2011...     $1.35       $1.34         200,241
                2010...     $1.20       $1.35         205,252
                2009...     $0.97       $1.20         226,525
                2008...     $1.57       $0.97         250,693
                2007...     $1.52       $1.57         268,087
               SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(Z):
                2015...     $1.47       $1.39         409,717
                2014...     $1.48       $1.47         440,169
                2013...     $1.50       $1.48         397,304
                2012...     $1.32       $1.50         386,990
                2011...     $1.34       $1.32         254,601
                2010...     $1.20       $1.34         234,776
                2009...     $1.04       $1.20         222,241
                2008...     $1.02       $1.04         230,834
                2007...     $0.95       $1.02         180,319
               SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                SUB-ACCOUNT(CA):
                2015...     $1.13       $1.07         158,204
                2014...     $1.06       $1.13              --
                2013...     $1.00(ak)   $1.06              --

               SFT ADVANTUS MANAGED VOLATILITY EQUITY
                SUB-ACCOUNT(BZ):
                2015...     $1.00       $1.00              --
               SFT ADVANTUS GOVERNMENT MONEY
                MARKET SUB-ACCOUNT(Z)(CB):
                2015...     $0.94       $0.92         790,398
                2014...     $0.96       $0.94         315,034
                2013...     $0.97       $0.96         472,226
                2012...     $0.99       $0.97         745,972
                2011...     $1.01       $0.99         701,348
                2010...     $1.03       $1.01         980,115
                2009...     $1.04       $1.03         490,454
                2008...     $1.04       $1.04         346,990
                2007...     $1.01       $1.04         483,642

1.80% Variable Account Charge Continued


                             UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                             BEGINNING OF   AT END OF   OUTSTANDING AT
                                PERIOD        PERIOD     END OF PERIOD
                             -------------  ----------  ---------------

                SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(Z):
                  2015....       $1.11        $1.12          266,997
                  2014....       $1.07        $1.11          382,945
                  2013....       $1.11        $1.07          394,403
                  2012....       $1.09        $1.11          451,448
                  2011....       $1.04        $1.09          480,489
                  2010....       $0.99        $1.04          504,591
                  2009....       $0.94        $0.99          544,261
                  2008....       $1.10        $0.94          554,800
                  2007....       $1.08        $1.10          675,761
                SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(Z):
                  2015....       $2.99        $3.08          384,448
                  2014....       $2.33        $2.99          431,297
                  2013....       $2.35        $2.33          436,732
                  2012....       $2.03        $2.35          411,676
                  2011....       $1.96        $2.03          304,196
                  2010....       $1.55        $1.96          307,079
                  2009....       $1.26        $1.55          315,030
                  2008....       $2.02        $1.26          279,137
                  2007....       $2.44        $2.02          291,273
                SFT IVY/SM/ GROWTH
                 SUB-ACCOUNT(AY)(AZ)(BA)(BB)(BC)(BD)(BE):
                  2015....       $2.12        $2.23        1,295,516
                  2014....       $1.91(bo)    $2.12        1,430,278
                SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(BF)(BG)(BH):
                  2015....       $1.96        $1.86          229,475
                  2014....       $1.84(bo)    $1.96          267,664
                SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(BI)(BJ)(BK):
                  2015....       $2.70        $2.68          179,784
                  2014....       $2.46(bo)    $2.70          211,690
                SFT T. ROWE PRICE VALUE SUB-ACCOUNT(BL)(BM)(BN):
                  2015....       $2.49        $2.40          979,984
                  2014....       $2.33(bo)    $2.49        1,052,591
                AB VPS DYNAMIC ASSET ALLOCATION SUB-ACCOUNT(AL)(BT)(BU):
                  2015......     $1.07        $1.04               --
                  2014......     $1.04        $1.07               --
                  2013......     $1.00        $1.04               --
                AB VPS INTERNATIONAL VALUE SUB-ACCOUNT(BT)(BV):
                  2015......     $0.56        $0.56           31,649
                  2014......     $0.61        $0.56               --
                  2013......     $0.51        $0.61               --
                  2012......     $0.45        $0.51               --
                  2011......     $0.57        $0.45               --
                  2010......     $0.56        $0.57               --
                  2009......     $0.42        $0.56               --
                  2008......     $0.92        $0.42               --
                  2007......     $1.00(a)     $0.92               --
                AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                  2015......     $2.17        $2.00           57,655
                  2014......     $1.97        $2.17           63,288
                  2013......     $1.48        $1.97           63,122
                  2012......     $1.31        $1.48           60,863
                  2011......     $1.30        $1.31           51,341
                  2010......     $1.16        $1.30           47,405
                  2009......     $1.01        $1.16           70,023
                  2008......     $1.57        $1.01           71,469
                  2007......     $1.60        $1.57          133,044
                AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
                  2015......     $1.19        $1.14          776,046
                  2014......     $1.18        $1.19          798,800
                  2013......     $1.31        $1.18          693,237
                  2012......     $1.24        $1.31          612,055
                  2011......     $1.13        $1.24          271,299
                  2010......     $1.09        $1.13          190,463
                  2009......     $1.01        $1.09           98,294
                  2008......     $1.05        $1.01           52,752
                  2007......     $1.00(a)     $1.05               --


                           UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                           BEGINNING OF   AT END OF   OUTSTANDING AT
                              PERIOD        PERIOD     END OF PERIOD
                           -------------  ----------  ---------------

                AMERICAN FUNDS IS: GLOBAL BOND/SM/ SUB-ACCOUNT(W):
                  2015..       $0.98        $0.93          112,133
                  2014..       $0.99        $0.98          104,411
                  2013..       $1.03        $0.99           92,718
                  2012..       $0.99        $1.03           53,893
                  2011..       $1.00        $0.99            2,877
                AMERICAN FUNDS IS: GLOBAL GROWTH/SM/ SUB-ACCOUNT(S):
                  2015..       $1.27        $1.33           38,427
                  2014..       $1.26        $1.27           96,313
                  2013..       $0.99        $1.26           41,151
                  2012..       $0.83        $0.99           29,737
                  2011..       $1.00        $0.83            6,244
                AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION/SM/
                 SUB-ACCOUNT(X):
                  2015..       $1.12        $1.10           52,511
                  2014..       $1.11        $1.12           33,536
                  2013..       $0.88        $1.11           23,689
                  2012..       $0.76        $0.88           10,407
                  2011..       $1.00        $0.76            7,623
                AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(U):
                  2015..       $1.36        $1.43          252,226
                  2014..       $1.28        $1.36          275,744
                  2013..       $1.00        $1.28          266,876
                  2012..       $0.86        $1.00          274,061
                  2011..       $1.00        $0.86               --
                AMERICAN FUNDS IS: GROWTH-INCOME/SM/ SUB-ACCOUNT(T):
                  2015..       $1.49        $1.48          188,774
                  2014..       $1.37        $1.49          217,284
                  2013..       $1.04        $1.37          197,096
                  2012..       $0.90        $1.04          162,508
                  2011..       $1.00        $0.90           11,894
                AMERICAN FUNDS IS: INTERNATIONAL/SM/ SUB-ACCOUNT(Y):
                  2015..       $1.03        $0.96          141,696
                  2014..       $1.08        $1.03          143,573
                  2013..       $0.90        $1.08          145,218
                  2012..       $0.78        $0.90          100,109
                  2011..       $1.00        $0.78            9,700
                AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(R):
                  2015..       $0.93        $0.88          348,591
                  2014..       $1.03        $0.93          298,539
                  2013..       $0.94        $1.03          210,984
                  2012..       $0.81        $0.94          156,160
                  2011..       $1.00        $0.81            7,601
                AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                 SECURITIES/SM/ SUB-ACCOUNT(V):
                  2015..       $1.03        $1.03          183,225
                  2014..       $1.00        $1.03          116,857
                  2013..       $1.05        $1.00               --
                  2012..       $1.05        $1.05           16,716
                  2011..       $1.00        $1.05           18,611
                CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT(BX):
                  2015....     $1.00        $0.95               --
                FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2015....     $2.05        $1.93          745,299
                  2014....     $1.92        $2.05          797,333
                  2013....     $1.53        $1.92          851,872
                  2012....     $1.33        $1.53          907,973
                  2011....     $1.35        $1.33        1,002,833
                  2010....     $1.19        $1.35        1,066,250
                  2009....     $0.94        $1.19        1,115,485
                  2008....     $1.67        $0.94        1,209,907
                  2007....     $1.68        $1.67        1,121,335

1.80% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                2015...     $3.47       $3.35         96,494
                2014...     $3.33       $3.47        108,170
                2013...     $2.50       $3.33        107,176
                2012...     $2.22       $2.50         77,538
                2011...     $2.54       $2.22         66,897
                2010...     $2.01       $2.54         63,680
                2009...     $1.46       $2.01         41,827
                2008...     $2.47       $1.46         40,328
                2007...     $2.18       $2.47         90,899
               FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(AV):
                2015...     $2.05       $1.91         21,795
                2014...     $1.95       $2.05         35,783
                2013...     $1.55       $1.95         42,644
                2012...     $1.38       $1.55         52,322
                2011...     $1.42       $1.38        103,355
                2010...     $1.30       $1.42         31,292
                2009...     $1.05       $1.30         37,753
                2008...     $1.70       $1.05         30,684
                2007...     $1.67       $1.70         71,001
               FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(AT):
                2015...     $1.39       $1.26        217,175
                2014...     $1.41       $1.39        232,502
                2013...     $1.05       $1.41        223,079
                2012...     $0.90       $1.05        263,445
                2011...     $0.96       $0.90        183,923
                2010...     $0.76       $0.96        136,880
                2009...     $0.60       $0.76        100,438
                2008...     $0.91       $0.60         63,763
                2007...     $1.00(a)    $0.91             --
               FRANKLIN SMALL-MID CAP GROWTH VIP
                SUB-ACCOUNT(AU):
                2015...     $2.51       $2.40         99,896
                2014...     $2.38       $2.51         71,648
                2013...     $1.75       $2.38         68,536
                2012...     $1.61       $1.75        111,974
                2011...     $1.72       $1.61        116,739
                2010...     $1.37       $1.72         81,879
                2009...     $0.98       $1.37         36,522
                2008...     $1.73       $0.98         41,918
                2007...     $1.58       $1.73        109,616
               TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(AW):
                2015...     $2.58       $2.03        180,046
                2014...     $2.86       $2.58        142,131
                2013...     $2.94       $2.86        128,726
                2012...     $2.65       $2.94        165,330
                2011...     $3.20       $2.65        138,809
                2010...     $2.77       $3.20        103,864
                2009...     $1.64       $2.77         62,278
                2008...     $3.52       $1.64         68,689
                2007...     $2.78       $3.52         72,323
               GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                SUB-ACCOUNT(AM)(BS):
                2015...     $1.06       $0.98             --
                2014...     $1.04       $1.06             --
                2013...     $1.00       $1.04             --
               GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                SUB-ACCOUNT(I)(AJ):
                2015...     $1.04       $1.01        460,998
                2014...     $1.06       $1.04        471,297
                2013...     $1.07       $1.06        402,152
                2012...     $1.06       $1.07        350,274
                2011...     $1.02       $1.06        130,452
                2010...     $1.00       $1.02         56,482


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(N)(AD)(AF):
                  2015...     $1.44        $1.28          24,141
                  2014...     $1.34        $1.44          24,381
                  2013...     $1.02        $1.34          11,435
                  2012...     $0.88        $1.02           5,035
                  2011...     $0.89        $0.88              --
                  2010...     $0.74        $0.89              --
                  2009...     $0.54        $0.74              --
                  2008...     $0.95        $0.54              --
                  2007...     $1.00(a)     $0.95              --
                INVESCO V.I. COMSTOCK SUB-ACCOUNT(L)(AG):
                  2015...     $2.33        $2.15         242,786
                  2014...     $2.18        $2.33         257,766
                  2013...     $1.63        $2.18         239,784
                  2012...     $1.40        $1.63         213,467
                  2011...     $1.45        $1.40          77,035
                  2010...     $1.28        $1.45          33,561
                  2009...     $1.01        $1.28          12,062
                  2008...     $1.61        $1.01          14,252
                  2007...     $1.68        $1.61          11,480
                INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(F)(Q)(AH):
                  2015...     $1.54        $1.48         138,049
                  2014...     $1.45        $1.54         170,361
                  2013...     $1.18        $1.45         182,731
                  2012...     $1.07        $1.18         148,587
                  2011...     $1.11        $1.07         131,620
                  2010...     $1.05        $1.11         134,494
                  2009...     $0.80        $1.05         147,407
                  2008...     $1.32        $0.80         155,867
                  2007...     $1.32        $1.32         160,234
                INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(M)(AI):
                  2015...     $2.35        $2.23           2,753
                  2014...     $2.17        $2.35          23,383
                  2013...     $1.65        $2.17           3,240
                  2012...     $1.47        $1.65           3,757
                  2011...     $1.53        $1.47          12,637
                  2010...     $1.39        $1.53          10,782
                  2009...     $1.14        $1.39           8,768
                  2008...     $1.72        $1.14          10,750
                  2007...     $1.70        $1.72          14,054
                INVESCO VI V.I. SMALL CAP EQUITY SUB-ACCOUNT(F):
                  2015...     $1.36        $1.26         259,999
                  2014...     $1.36        $1.36         283,502
                  2013...     $1.01        $1.36         268,323
                  2012...     $0.90        $1.01         328,876
                  2011...     $0.93        $0.90         154,649
                  2010...     $0.74        $0.93         126,718
                  2009...     $0.62        $0.74         106,232
                  2008...     $0.92        $0.62          48,589
                  2007...     $1.00(a)     $0.92              --
                IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(D):
                  2015...     $2.79        $2.51         423,241
                  2014...     $3.00        $2.79         459,240
                  2013...     $2.44        $3.00         549,865
                  2012...     $2.09        $2.44         628,653
                  2011...     $2.29        $2.09         423,953
                  2010...     $2.14        $2.29         296,805
                  2009...     $1.75        $2.14         173,900
                  2008...     $2.40        $1.75         179,578
                  2007...     $1.69        $2.40         111,948

1.80% Variable Account Charge Continued


                          UNIT VALUE AT   UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF    AT END OF   OUTSTANDING AT
                             PERIOD         PERIOD     END OF PERIOD
                           -------------  ----------  ---------------

                IVY FUNDS VIP BALANCED SUB-ACCOUNT(D):
                  2015...     $2.03         $1.99          191,744
                  2014...     $1.92         $2.03          174,672
                  2013...     $1.58         $1.92          184,888
                  2012...     $1.44         $1.58          188,314
                  2011...     $1.42         $1.44           40,219
                  2010...     $1.23         $1.42           49,237
                  2009...     $1.11         $1.23           58,460
                  2008...     $1.43         $1.11           81,848
                  2007...     $1.28         $1.43           78,563
                IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(D):
                  2015...     $2.45         $2.39          154,718
                  2014...     $2.27         $2.45          220,903
                  2013...     $1.73         $2.27          244,382
                  2012...     $1.49         $1.73          239,710
                  2011...     $1.49         $1.49          140,060
                  2010...     $1.26         $1.49           17,133
                  2009...     $1.03         $1.26               --
                  2008...     $1.61         $1.03           25,190
                  2007...     $1.44         $1.61               --
                IVY FUNDS VIP GLOBAL GROWTH SUB-ACCOUNT(D)(BR):
                  2015...     $2.00         $2.03          319,568
                  2014...     $2.01         $2.00          335,090
                  2013...     $1.72         $2.01          336,899
                  2012...     $1.48         $1.72          302,632
                  2011...     $1.63         $1.48          129,017
                  2010...     $1.45         $1.63           62,053
                  2009...     $1.16         $1.45           35,716
                  2008...     $2.04         $1.16           36,440
                  2007...     $1.71         $2.04           59,203
                IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(D):
                  2015...     $1.12         $0.85          435,702
                  2014...     $1.31         $1.12          475,213
                  2013...     $1.24         $1.31          469,503
                  2012...     $1.24         $1.24          473,743
                  2011...     $1.61         $1.24          373,742
                  2010...     $1.40         $1.61          242,704
                  2009...     $0.82         $1.40          128,482
                  2008...     $2.16         $0.82          123,416
                  2007...     $1.53         $2.16           87,473
                IVY FUNDS VIP HIGH INCOME SUB-ACCOUNT(AO)(BP)(BQ):
                  2015...     $1.03         $0.95          806,363
                  2014...     $1.03         $1.03        1,043,487
                  2013...     $1.00         $1.03            4,877
                IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(D)(G):
                  2015...     $2.52         $2.45          637,201
                  2014...     $2.53         $2.52          614,569
                  2013...     $2.06         $2.53          601,225
                  2012...     $1.85         $2.06          618,875
                  2011...     $2.19         $1.85          463,420
                  2010...     $1.95         $2.19          408,023
                  2009...     $1.45         $1.95          399,291
                  2008...     $2.56         $1.45          405,812
                  2007...     $2.37         $2.56          397,848
                IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(D):
                  2015...     $3.19         $2.85           71,158
                  2014...     $3.31         $3.19           73,562
                  2013...     $2.14         $3.31           62,901
                  2012...     $1.95         $2.14           72,570
                  2011...     $2.13         $1.95           38,488
                  2010...     $1.54         $2.13           27,434
                  2009...     $1.11         $1.54           30,967
                  2008...     $2.18         $1.11           30,912
                  2007...     $2.08         $2.18           40,963


                          UNIT VALUE AT   UNIT VALUE   NUMBER OF UNITS
                          BEGINNING OF    AT END OF    OUTSTANDING AT
                             PERIOD         PERIOD      END OF PERIOD
                           -------------   ----------  ---------------

                IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(D):
                  2015...     $2.43         $2.25          214,621
                  2014...     $2.29         $2.43          280,077
                  2013...     $1.79         $2.29          275,923
                  2012...     $1.61         $1.79          248,258
                  2011...     $1.65         $1.61           86,402
                  2010...     $1.27         $1.65           41,164
                  2009...     $0.89         $1.27           41,569
                  2008...     $1.41         $0.89           44,122
                  2007...     $1.28         $1.41            4,280
                IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
                 SUB-ACCOUNT(AP):
                  2015...     $1.07         $1.04           17,318
                  2014...     $1.05         $1.07           17,422
                  2013...     $1.00         $1.05               --
                IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE --
                 MANAGED VOLATILITY(AQ):
                  2015...     $1.07         $1.05               --
                  2014...     $1.05         $1.07               --
                  2013...     $1.00         $1.05               --
                IVY FUNDS VIP PATHFINDER MODERATELY CONSERVATIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AR):
                  2015...     $1.05         $1.03               --
                  2014...     $1.04         $1.05               --
                  2013...     $1.00         $1.04               --
                IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(D):
                  2015...     $3.42         $3.27          195,329
                  2014...     $3.39         $3.42          206,472
                  2013...     $2.21         $3.39          220,471
                  2012...     $1.76         $2.21          230,269
                  2011...     $1.90         $1.76          102,798
                  2010...     $1.71         $1.90           85,508
                  2009...     $1.21         $1.71           52,887
                  2008...     $1.87         $1.21           43,374
                  2007...     $1.53         $1.87           64,143
                IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(D):
                  2015...     $2.88         $2.67          205,078
                  2014...     $2.74         $2.88          217,871
                  2013...     $2.09         $2.74          222,050
                  2012...     $1.79         $2.09          222,768
                  2011...     $2.09         $1.79          220,142
                  2010...     $1.69         $2.09          231,213
                  2009...     $1.33         $1.69          240,337
                  2008...     $1.83         $1.33          271,924
                  2007...     $1.95         $1.83          296,312
                IVY FUNDS VIP VALUE SUB-ACCOUNT(D):
                  2015...     $2.11         $2.00          131,240
                  2014...     $1.94         $2.11          130,426
                  2013...     $1.46         $1.94          128,610
                  2012...     $1.25         $1.46          156,365
                  2011...     $1.37         $1.25           69,896
                  2010...     $1.18         $1.37           26,710
                  2009...     $0.95         $1.18           13,561
                  2008...     $1.46         $0.95           13,337
                  2007...     $1.46         $1.46            5,327
                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                  2015...     $2.16         $2.13           23,828
                  2014...     $2.03         $2.16           24,941
                  2013...     $1.72         $2.03           33,511
                  2012...     $1.55         $1.72           55,681
                  2011...     $1.55         $1.55           55,066
                  2010...     $1.46         $1.55           18,982
                  2009...     $1.19         $1.46           12,982
                  2008...     $1.44         $1.19            2,892
                  2007...     $1.33         $1.44            4,196

1.80% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               JANUS ASPEN: FLEXIBLE BOND SUB-ACCOUNT(BW):
                2015...     $1.00       $0.98             --
               JANUS ASPEN: FORTY SUB-ACCOUNT:
                2015...     $2.68       $2.94        138,963
                2014...     $2.51       $2.68         99,750
                2013...     $1.95       $2.51        100,749
                2012...     $1.61       $1.95         90,795
                2011...     $1.76       $1.61         81,147
                2010...     $1.68       $1.76        131,674
                2009...     $1.17       $1.68         71,242
                2008...     $2.14       $1.17         73,158
                2007...     $1.60       $2.14         33,467
               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(E):
                2015...     $2.68       $2.40        303,441
                2014...     $3.11       $2.68        277,634
                2013...     $2.77       $3.11        276,510
                2012...     $2.49       $2.77        290,752
                2011...     $3.75       $2.49        242,413
                2010...     $3.05       $3.75        225,233
                2009...     $1.74       $3.05        199,055
                2008...     $3.70       $1.74        198,781
                2007...     $2.94       $3.70        122,096
               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(C):
                2015...     $1.35       $1.28        266,513
                2014...     $1.27       $1.35        287,435
                2013...     $1.03       $1.27        283,145
                2012...     $0.94       $1.03        359,814
                2011...     $0.99       $0.94        210,622
                2010...     $0.87       $0.99        221,635
                2009...     $0.67       $0.87         52,646
                2008...     $0.95       $0.67         21,469
                2007...     $1.00       $0.95             --
               MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                2015...     $1.97       $2.03         18,969
                2014...     $1.85       $1.97         19,863
                2013...     $1.37       $1.85         18,320
                2012...     $1.20       $1.37         37,980
                2011...     $1.30       $1.20             --
                2010...     $1.03       $1.30             --
                2009...     $0.74       $1.03          1,764
                2008...     $1.56       $0.74          4,482
                2007...     $1.45(a)    $1.56          7,394
               MFS(R) VIT II INTERNATIONAL VALUE
                SUB-ACCOUNT(BY):
                2015...     $1.00       $0.96             --
               MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(H):
                2015...     $0.69       $0.61        377,376
                2014...     $0.74       $0.69        364,931
                2013...     $0.76       $0.74        321,110
                2012...     $0.64       $0.76        304,740
                2011...     $0.80       $0.64        134,722
                2010...     $0.69       $0.80         98,359
                2009...     $0.41       $0.69         59,249
                2008...     $0.97       $0.41         49,824
                2007...     $1.00(a)    $0.97         25,785
               MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(CC):
                2015...     $1.03       $0.98        211,474
                2014...     $1.00       $1.03        212,907
                2013...     $0.86       $1.00        208,062
                2012...     $0.77       $0.86        209,399
                2011...     $0.83       $0.77        218,982
                2010...     $0.72       $0.83        140,226
                2009...     $0.58       $0.72        141,229
                2008...     $0.94       $0.58             --
                2007...     $1.00(a)    $0.94             --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT(CD):
                2015...     $1.11       $1.07         875,659
                2014...     $1.09       $1.11         916,933
                2013...     $0.99       $1.09       1,265,508
                2012...     $0.91       $0.99       1,286,488
                2011...     $0.93       $0.91         504,683
                2010...     $0.84       $0.93         491,029
                2009...     $0.72       $0.84         506,634
                2008...     $0.97       $0.72         513,716
                2007...     $1.00(a)    $0.97              --
               MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT(CE):
                2015...     $1.10       $1.07          20,036
                2014...     $1.09       $1.10          86,393
                2013...     $1.08       $1.09         104,333
                2012...     $1.05       $1.08         111,844
                2011...     $1.04       $1.05          13,793
                2010...     $0.98       $1.04              --
                2009...     $0.93       $0.98         274,433
                2008...     $1.01       $0.93              --
                2007...     $1.00(a)    $1.01              --
               MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT(CF):
                2015...     $1.08       $1.03         322,943
                2014...     $1.05       $1.08         326,804
                2013...     $0.92       $1.05         533,698
                2012...     $0.83       $0.92         528,650
                2011...     $0.87       $0.83         316,004
                2010...     $0.78       $0.87         889,679
                2009...     $0.64       $0.78         949,927
                2008...     $0.95       $0.64         320,250
                2007...     $1.00(a)    $0.95              --
               MORNINGSTAR INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(CG):
                2015...     $1.10       $1.06         983,348
                2014...     $1.09       $1.10         985,973
                2013...     $1.03       $1.09         933,769
                2012...     $0.97       $1.03         916,312
                2011...     $0.98       $0.97         442,482
                2010...     $0.91       $0.98         152,537
                2009...     $0.82       $0.91          27,509
                2008...     $0.99       $0.82           1,864
                2007...     $1.00(a)    $0.99              --
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT:
                2015...     $1.35       $1.31          14,073
                2014...     $1.24       $1.35          14,158
                2013...     $0.92       $1.24          29,601
                2012...     $0.85       $0.92              --
                2011...     $0.89       $0.85              --
                2010...     $0.74       $0.89              --
                2009...     $0.57       $0.74              --
                2008...     $0.96       $0.57              --
                2007...     $1.00(a)    $0.96              --
               OPPENHEIMER INTERNATIONAL GROWTH/VA
                SUB-ACCOUNT(AX):
                2015...     $2.82       $2.86          61,023
                2014...     $3.10       $2.82          64,839
                2013...     $2.51       $3.10          43,791
                2012...     $2.10       $2.51          19,821
                2011...     $2.31       $2.10          17,954
                2010...     $2.05       $2.31          18,112
                2009...     $1.50       $2.05           9,971
                2008...     $2.69       $1.50          12,802
                2007...     $2.42       $2.69          43,256

1.80% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                SUB-ACCOUNT(P)(AE):
                2015...     $1.50       $1.39           5,584
                2014...     $1.37       $1.50           5,585
                2013...     $0.99       $1.37           5,758
                2012...     $0.86       $0.99           6,216
                2011...     $0.90       $0.86           6,362
                2010...     $0.74       $0.90          18,736
                2009...     $0.55       $0.74              --
                2008...     $0.91       $0.55              --
                2007...     $1.00(a)    $0.91              --
               PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                SUB-ACCOUNT(AN):
                2015...     $1.08       $1.00              --
                2014...     $1.04       $1.08              --
                2013...     $1.00       $1.04              --
               PIMCO VIT LOW DURATION SUB-ACCOUNT(J):
                2015...     $1.01       $1.00         668,516
                2014...     $1.02       $1.01         598,096
                2013...     $1.04       $1.02         516,702
                2012...     $1.01       $1.04         484,113
                2011...     $1.01       $1.01         271,945
                2010...     $1.00       $1.01         148,548
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(K):
                2015...     $1.11       $1.09       1,359,487
                2014...     $1.08       $1.11       1,486,781
                2013...     $1.13       $1.08       1,411,509
                2012...     $1.05       $1.13       1,251,003
                2011...     $1.03       $1.05         465,154
                2010...     $1.00       $1.03          99,697
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(B):
                2015...     $2.07       $1.98          15,096
                2014...     $1.88       $2.07          15,325
                2013...     $1.44       $1.88          17,638
                2012...     $1.23       $1.44           4,118
                2011...     $1.23       $1.23              --
                2010...     $1.11       $1.23           1,137
                2009...     $0.88       $1.11           1,078
                2008...     $1.61       $0.88           1,036
                2007...     $1.73       $1.61             907
               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2015...     $1.99       $1.81          43,803
                2014...     $1.83       $1.99          45,831
                2013...     $1.37       $1.83          44,332
                2012...     $1.17       $1.37          44,599
                2011...     $1.25       $1.17              --
                2010...     $1.12       $1.25              --
                2009...     $0.88       $1.12              --
                2008...     $1.45       $0.88          47,664
                2007...     $1.58       $1.45              --
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2015...     $1.74       $1.71          39,557
                2014...     $1.90       $1.74          50,488
                2013...     $1.51       $1.90          61,036
                2012...     $1.26       $1.51          76,180
                2011...     $1.55       $1.26          95,544
                2010...     $1.43       $1.55         105,111
                2009...     $1.17       $1.43         105,340
                2008...     $2.12       $1.17         106,828
                2007...     $2.00       $2.12         103,056


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT(O):
                2015...     $2.33       $2.28         11,600
                2014...     $2.09       $2.33         11,670
                2013...     $1.56       $2.09         11,682
                2012...     $1.36       $1.56             --
                2011...     $1.46       $1.36             --
                2010...     $1.24       $1.46             --
                2009...     $0.96       $1.24             --
                2008...     $1.59       $0.96             --
                2007...     $1.53       $1.59         19,507
               PUTNAM VT VOYAGER SUB-ACCOUNT:
                2015...     $2.19       $2.02         44,329
                2014...     $2.03       $2.19         45,277
                2013...     $1.44       $2.03         45,727
                2012...     $1.28       $1.44         76,128
                2011...     $1.59       $1.28         76,564
                2010...     $1.34       $1.59         36,106
                2009...     $0.83       $1.34             --
                2008...     $1.35       $0.83         11,478
                2007...     $1.30       $1.35         29,510
               TOPS(R) MANAGED RISK BALANCED ETF
                SUB-ACCOUNT(AA):
                2015...     $1.09       $1.02         56,748
                2014...     $1.08       $1.09         73,223
                2013...     $1.02       $1.08             --
                2012...     $1.00       $1.02         31,069
               TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AS):
                2015...     $1.03       $0.96         60,759
                2014...     $1.03       $1.03         77,883
                2013...     $1.00       $1.03             --
               TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AB):
                2015...     $1.15       $1.02        337,309
                2014...     $1.15       $1.15        343,126
                2013...     $1.01       $1.15        491,135
                2012...     $1.00       $1.01        497,622
               TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                SUB-ACCOUNT(AC):
                2015...     $1.13       $1.04        288,886
                2014...     $1.12       $1.13        294,397
                2013...     $1.02       $1.12        299,759
                2012...     $1.00       $1.02        305,209

1.90% Variable Account Charge

                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT ADVANTUS BOND SUB-ACCOUNT(Z):
                2015...     $1.26       $1.24         178,831
                2014...     $1.21       $1.26         224,279
                2013...     $1.24       $1.21         296,152
                2012...     $1.18       $1.24         313,929
                2011...     $1.11       $1.18         671,909
                2010...     $1.04       $1.11         843,217
                2009...     $0.91       $1.04         801,828
                2008...     $1.08       $0.91         953,286
                2007...     $1.07       $1.08       1,071,777
               SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(Z):
                2015...     $2.93       $2.79          36,513
                2014...     $2.73       $2.93          44,369
                2013...     $2.10       $2.73          57,777
                2012...     $1.82       $2.10          66,497
                2011...     $1.90       $1.82          87,978
                2010...     $1.54       $1.90         113,607
                2009...     $1.15       $1.54         140,235
                2008...     $1.84       $1.15         181,974
                2007...     $1.75       $1.84         192,670

1.90% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT ADVANTUS INDEX 500 SUB-ACCOUNT(Z):
                2015...     $2.16       $2.14          57,513
                2014...     $1.95       $2.16          48,690
                2013...     $1.51       $1.95          33,661
                2012...     $1.33       $1.51          36,384
                2011...     $1.34       $1.33          41,533
                2010...     $1.19       $1.34          63,715
                2009...     $0.96       $1.19          48,528
                2008...     $1.56       $0.96          84,272
                2007...     $1.52       $1.56         148,515
               SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(Z):
                2015...     $1.46       $1.37         126,287
                2014...     $1.46       $1.46         138,458
                2013...     $1.49       $1.46         163,184
                2012...     $1.31       $1.49         155,770
                2011...     $1.34       $1.31         484,058
                2010...     $1.20       $1.34         512,262
                2009...     $1.04       $1.20         472,999
                2008...     $1.01       $1.04         476,418
                2007...     $0.94       $1.01         479,747
               SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                SUB-ACCOUNT(CA):
                2015...     $1.12       $1.07         178,156
                2014...     $1.06       $1.12         112,435
                2013...     $1.00(ak)   $1.06              --
               SFT ADVANTUS MANAGED VOLATILITY EQUITY
                SUB-ACCOUNT(BZ):
                2015...     $1.00       $1.00              --
               SFT ADVANTUS GOVERNMENT MONEY MARKET
                SUB-ACCOUNT(Z)(CB):
                2015...     $0.93       $0.91          15,856
                2014...     $0.95       $0.93          22,050
                2013...     $0.96       $0.95          34,291
                2012...     $0.98       $0.96          33,634
                2011...     $1.00       $0.98          90,666
                2010...     $1.02       $1.00         101,240
                2009...     $1.04       $1.02         775,622
                2008...     $1.04       $1.04         412,854
                2007...     $1.01       $1.04       1,040,141
               SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(Z):
                2015...     $1.10       $1.11          64,440
                2014...     $1.06       $1.10          71,300
                2013...     $1.10       $1.06          82,889
                2012...     $1.08       $1.10          80,800
                2011...     $1.04       $1.08         129,819
                2010...     $0.99       $1.04         134,090
                2009...     $0.93       $0.99         138,214
                2008...     $1.09       $0.93         222,024
                2007...     $1.08       $1.09         286,091
               SFT ADVANTUS REAL ESTATE SECURITIES
                SUB-ACCOUNT(Z):
                2015...     $2.95       $3.04          34,741
                2014...     $2.31       $2.95          42,361
                2013...     $2.33       $2.31          59,359
                2012...     $2.01       $2.33          48,388
                2011...     $1.94       $2.01          93,706
                2010...     $1.54       $1.94          99,307
                2009...     $1.26       $1.54         100,000
                2008...     $2.01       $1.26         163,073
                2007...     $2.43       $2.01         226,051
               SFT IVY/SM/ GROWTH
                SUB-ACCOUNT(AY)(AZ)(BA)(BB)(BC)(BD)(BE):
                2015...     $2.10       $2.20         126,402
                2014...     $1.89(bo)   $2.10         160,634
               SFT IVY/SM/ SMALL CAP GROWTH
                SUB-ACCOUNT(BF)(BG)(BH):
                2015...     $1.94       $1.84          13,254
                2014...     $1.82(bo)   $1.94          15,602


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT PYRAMIS(R) CORE EQUITY
                SUB-ACCOUNT(BI)(BJ)(BK):
                2015...     $2.67       $2.65         55,239
                2014...     $2.43(bo)   $2.67         59,044
               SFT T. ROWE PRICE VALUE SUB-ACCOUNT(BL)(BM)(BN):
                2015...     $2.46       $2.37         46,311
                2014...     $2.30(bo)   $2.46         61,784
               AB VPS DYNAMIC ASSET ALLOCATION
                SUB-ACCOUNT(AL)(BT)(BU):
                2015...     $1.07       $1.03             --
                2014...     $1.04       $1.07             --
                2013...     $1.00       $1.04             --
               AB VPS INTERNATIONAL VALUE SUB-ACCOUNT(BT)(BV):
                2015...     $0.56       $0.56             --
                2014...     $0.61       $0.56             --
                2013...     $0.50       $0.61             --
                2012...     $0.45       $0.50             --
                2011...     $0.57       $0.45             --
                2010...     $0.56       $0.57             --
                2009...     $0.42       $0.56             --
                2008...     $0.92       $0.42             --
                2007...     $1.00(a)    $0.92             --
               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2015...     $2.14       $1.98             --
                2014...     $1.95       $2.14            510
                2013...     $1.46       $1.95          1,123
                2012...     $1.30       $1.46          1,773
                2011...     $1.29       $1.30         12,869
                2010...     $1.16       $1.29         13,252
                2009...     $1.00       $1.16         12,871
                2008...     $1.56       $1.00         14,586
                2007...     $1.60       $1.56         31,443
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT:
                2015...     $1.18       $1.13         24,273
                2014...     $1.17       $1.18         53,457
                2013...     $1.30       $1.17         53,069
                2012...     $1.24       $1.30         65,871
                2011...     $1.13       $1.24        103,659
                2010...     $1.09       $1.13        147,054
                2009...     $1.01       $1.09        177,748
                2008...     $1.05       $1.01          3,286
                2007...     $1.00(a)    $1.05             --
               AMERICAN FUNDS IS: GLOBAL BOND/SM/
                SUB-ACCOUNT(W):
                2015...     $0.98       $0.92             --
                2014...     $0.99       $0.98             --
                2013...     $1.03       $0.99             --
                2012...     $0.99       $1.03             --
                2011...     $1.00       $0.99             --
               AMERICAN FUNDS IS: GLOBAL GROWTH/SM/
                SUB-ACCOUNT(S):
                2015...     $1.26       $1.33         12,862
                2014...     $1.26       $1.26          9,242
                2013...     $0.99       $1.26          9,784
                2012...     $0.83       $0.99             --
                2011...     $1.00       $0.83             --
               AMERICAN FUNDS IS: GLOBAL SMALL
                CAPITALIZATION/SM/ SUB-ACCOUNT(X):
                2015...     $1.11       $1.09          3,672
                2014...     $1.11       $1.11          3,207
                2013...     $0.88       $1.11          3,328
                2012...     $0.76       $0.88             --
                2011...     $1.00       $0.76             --
               AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(U):
                2015...     $1.36       $1.42         37,765
                2014...     $1.28       $1.36         38,346
                2013...     $1.00       $1.28          6,795
                2012...     $0.86       $1.00          3,792
                2011...     $1.00       $0.86             --

1.90% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN FUNDS IS: GROWTH-INCOME/SM/
                SUB-ACCOUNT(T):
                2015...     $1.48       $1.47         34,546
                2014...     $1.36       $1.48         35,296
                2013...     $1.04       $1.36             --
                2012...     $0.90       $1.04             --
                2011...     $1.00       $0.90             --
               AMERICAN FUNDS IS: INTERNATIONAL/SM/
                SUB-ACCOUNT(Y):
                2015...     $1.02       $0.96         17,915
                2014...     $1.07       $1.02         16,022
                2013...     $0.90       $1.07         16,251
                2012...     $0.78       $0.90          2,123
                2011...     $1.00       $0.78             --
               AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(R):
                2015...     $0.93       $0.88         12,901
                2014...     $1.02       $0.93         17,434
                2013...     $0.94       $1.02         13,915
                2012...     $0.81       $0.94             --
                2011...     $1.00       $0.81             --
               AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                SECURITIES/SM/ SUB-ACCOUNT(V):
                2015...     $1.03       $1.03             --
                2014...     $1.00       $1.03             --
                2013...     $1.05       $1.00             --
                2012...     $1.05       $1.05             --
                2011...     $1.00       $1.05             --
               CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                SUB-ACCOUNT(BX):
                2015...     $1.00       $0.95             --
               FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2015...     $2.02       $1.90         73,957
                2014...     $1.90       $2.02         96,047
                2013...     $1.52       $1.90        130,728
                2012...     $1.32       $1.52        156,184
                2011...     $1.34       $1.32        238,234
                2010...     $1.19       $1.34        308,840
                2009...     $0.93       $1.19        364,352
                2008...     $1.66       $0.93        434,617
                2007...     $1.67       $1.66        444,805
               FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                2015...     $3.43       $3.31         22,227
                2014...     $3.30       $3.43         24,625
                2013...     $2.47       $3.30         26,507
                2012...     $2.20       $2.47         29,432
                2011...     $2.52       $2.20         86,805
                2010...     $1.99       $2.52         87,270
                2009...     $1.45       $1.99         77,451
                2008...     $2.46       $1.45         95,618
                2007...     $2.17       $2.46        157,553
               FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(AV):
                2015...     $2.02       $1.89         23,675
                2014...     $1.93       $2.02         24,329
                2013...     $1.53       $1.93         26,642
                2012...     $1.37       $1.53         32,300
                2011...     $1.41       $1.37         91,252
                2010...     $1.29       $1.41         93,608
                2009...     $1.04       $1.29         97,170
                2008...     $1.69       $1.04        113,237
                2007...     $1.66       $1.69        135,856


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(AT):
                2015...     $1.38       $1.25        23,474
                2014...     $1.40       $1.38        24,689
                2013...     $1.04       $1.40        49,028
                2012...     $0.90       $1.04        27,099
                2011...     $0.95       $0.90        28,328
                2010...     $0.76       $0.95        29,674
                2009...     $0.60       $0.76            --
                2008...     $0.91       $0.60            --
                2007...     $1.00(a)    $0.91            --
               FRANKLIN SMALL-MID CAP GROWTH VIP
                SUB-ACCOUNT(AU):
                2015...     $2.48       $2.37         8,805
                2014...     $2.35       $2.48         8,722
                2013...     $1.74       $2.35         8,887
                2012...     $1.60       $1.74        10,030
                2011...     $1.71       $1.60        13,653
                2010...     $1.37       $1.71        14,386
                2009...     $0.97       $1.37        15,761
                2008...     $1.72       $0.97        17,352
                2007...     $1.57       $1.72        18,431
               TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(AW):
                2015...     $2.55       $2.01        21,744
                2014...     $2.83       $2.55        23,487
                2013...     $2.91       $2.83        27,261
                2012...     $2.62       $2.91        28,606
                2011...     $3.18       $2.62        69,110
                2010...     $2.75       $3.18        75,477
                2009...     $1.63       $2.75        86,867
                2008...     $3.51       $1.63        84,552
                2007...     $2.77       $3.51        94,405
               GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                SUB-ACCOUNT(AM)(BS):
                2015...     $1.06       $0.98            --
                2014...     $1.04       $1.06            --
                2013...     $1.00       $1.04            --
               GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                SUB-ACCOUNT(I)(AJ):
                2015...     $1.03       $1.01         4,094
                2014...     $1.05       $1.03         4,123
                2013...     $1.07       $1.05        23,310
                2012...     $1.06       $1.07         4,181
                2011...     $1.02       $1.06        36,641
                2010...     $1.00       $1.02        16,023
               INVESCO V.I. AMERICAN VALUE
                SUB-ACCOUNT(N)(AD)(AF):
                2015...     $1.43       $1.27            --
                2014...     $1.33       $1.43            --
                2013...     $1.01       $1.33            --
                2012...     $0.88       $1.01            --
                2011...     $0.89       $0.88            --
                2010...     $0.74       $0.89            --
                2009...     $0.54       $0.74            --
                2008...     $0.95       $0.54            --
                2007...     $1.00(a)    $0.95            --
               INVESCO V.I. COMSTOCK SUB-ACCOUNT(L)(AG):
                2015...     $2.30       $2.12         6,529
                2014...     $2.15       $2.30         6,575
                2013...     $1.62       $2.15        27,689
                2012...     $1.39       $1.62         5,833
                2011...     $1.44       $1.39         9,616
                2010...     $1.27       $1.44         9,740
                2009...     $1.01       $1.27        10,014
                2008...     $1.60       $1.01        10,516
                2007...     $1.67       $1.60        43,505

1.90% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               INVESCO V.I. EQUITY AND INCOME
                SUB-ACCOUNT(F)(Q)(AH):
                2015...     $1.53       $1.46             --
                2014...     $1.43       $1.53             --
                2013...     $1.17       $1.43             --
                2012...     $1.06       $1.17         67,745
                2011...     $1.10       $1.06         71,244
                2010...     $1.04       $1.10             --
                2009...     $0.79       $1.04             --
                2008...     $1.31       $0.79             --
                2007...     $1.31       $1.31             --
               INVESCO V.I. GROWTH AND INCOME
                SUB-ACCOUNT(M)(AI):
                2015...     $2.32       $2.20          6,401
                2014...     $2.15       $2.32          6,284
                2013...     $1.64       $2.15          6,545
                2012...     $1.46       $1.64          7,454
                2011...     $1.52       $1.46          7,893
                2010...     $1.38       $1.52          7,739
                2009...     $1.14       $1.38          7,441
                2008...     $1.71       $1.14          7,918
                2007...     $1.70       $1.71          7,161
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(F):
                2015...     $1.35       $1.25             --
                2014...     $1.35       $1.35             --
                2013...     $1.00       $1.35         17,768
                2012...     $0.90       $1.00             --
                2011...     $0.92       $0.90          6,733
                2010...     $0.74       $0.92          6,780
                2009...     $0.62       $0.74          6,828
                2008...     $0.92       $0.62             --
                2007...     $1.00(a)    $0.92             --
               IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(D):
                2015...     $2.76       $2.48         77,134
                2014...     $2.97       $2.76        101,680
                2013...     $2.42       $2.97         89,306
                2012...     $2.07       $2.42        133,475
                2011...     $2.27       $2.07        366,992
                2010...     $2.13       $2.27        500,011
                2009...     $1.74       $2.13        466,065
                2008...     $2.38       $1.74        425,982
                2007...     $1.69       $2.38        458,638
               IVY FUNDS VIP BALANCED SUB-ACCOUNT(D):
                2015...     $2.01       $1.96         57,023
                2014...     $1.90       $2.01         59,024
                2013...     $1.57       $1.90         30,275
                2012...     $1.43       $1.57         97,854
                2011...     $1.41       $1.43        168,847
                2010...     $1.23       $1.41         86,497
                2009...     $1.10       $1.23         92,857
                2008...     $1.42       $1.10        105,699
                2007...     $1.28       $1.42        113,525
               IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(D):
                2015...     $2.42       $2.36          6,667
                2014...     $2.25       $2.42          8,972
                2013...     $1.72       $2.25          9,756
                2012...     $1.48       $1.72             --
                2011...     $1.48       $1.48             --
                2010...     $1.25       $1.48             --
                2009...     $1.03       $1.25             --
                2008...     $1.60       $1.03             --
                2007...     $1.43       $1.60             --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP GLOBAL GROWTH SUB-ACCOUNT(D)(BR):
                2015...     $1.97       $2.00         24,842
                2014...     $1.99       $1.97         25,664
                2013...     $1.70       $1.99         51,986
                2012...     $1.47       $1.70         27,456
                2011...     $1.62       $1.47         28,509
                2010...     $1.44       $1.62         29,295
                2009...     $1.15       $1.44         30,512
                2008...     $2.03       $1.15         31,915
                2007...     $1.71       $2.03         36,078
               IVY FUNDS VIP GLOBAL NATURAL RESOURCES
                SUB-ACCOUNT(D):
                2015...     $1.11       $0.85         48,856
                2014...     $1.30       $1.11         49,879
                2013...     $1.23       $1.30         52,171
                2012...     $1.23       $1.23         57,298
                2011...     $1.60       $1.23        150,878
                2010...     $1.39       $1.60        183,587
                2009...     $0.82       $1.39        144,022
                2008...     $2.16       $0.82        128,552
                2007...     $1.53       $2.16        143,347
               IVY FUNDS VIP HIGH INCOME
                SUB-ACCOUNT(AO)(BP)(BQ):
                2015...     $1.03       $0.94         45,356
                2014...     $1.03       $1.03         62,355
                2013...     $1.00       $1.03          5,867
               IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                SUB-ACCOUNT(D)(G):
                2015...     $2.49       $2.42         74,731
                2014...     $2.50       $2.49         89,723
                2013...     $2.04       $2.50        146,761
                2012...     $1.84       $2.04        135,782
                2011...     $2.17       $1.84        251,217
                2010...     $1.94       $2.17        250,736
                2009...     $1.44       $1.94        282,876
                2008...     $2.55       $1.44        315,203
                2007...     $2.37       $2.55        363,838
               IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(D):
                2015...     $3.16       $2.81          1,445
                2014...     $3.27       $3.16            580
                2013...     $2.12       $3.27            770
                2012...     $1.93       $2.12            837
                2011...     $2.12       $1.93            847
                2010...     $1.53       $2.12          1,014
                2009...     $1.11       $1.53          1,047
                2008...     $2.17       $1.11          3,199
                2007...     $2.08       $2.17          3,092
               IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(D):
                2015...     $2.40       $2.22          1,374
                2014...     $2.27       $2.40             --
                2013...     $1.78       $2.27         26,951
                2012...     $1.60       $1.78             --
                2011...     $1.64       $1.60          2,657
                2010...     $1.27       $1.64             --
                2009...     $0.88       $1.27             --
                2008...     $1.41       $0.88             --
                2007...     $1.28       $1.41             --
               IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED
                VOLATILITY SUB-ACCOUNT(AP):
                2015...     $1.06       $1.04             --
                2014...     $1.05       $1.06             --
                2013...     $1.00       $1.05             --
               IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE
                -- MANAGED VOLATILITY(AQ):
                2015...     $1.07       $1.04             --
                2014...     $1.05       $1.07             --
                2013...     $1.00       $1.05             --

1.90% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP PATHFINDER MODERATELY CONSERVATIVE
                -- MANAGED VOLATILITY SUB-ACCOUNT(AR):
                2015...     $1.05       $1.02             --
                2014...     $1.04       $1.05             --
                2013...     $1.00       $1.04             --
               IVY FUNDS VIP SCIENCE AND TECHNOLOGY
                SUB-ACCOUNT(D):
                2015...     $3.39       $3.23         24,963
                2014...     $3.35       $3.39         25,140
                2013...     $2.18       $3.35         18,220
                2012...     $1.74       $2.18         45,193
                2011...     $1.88       $1.74        128,650
                2010...     $1.70       $1.88        113,541
                2009...     $1.21       $1.70        115,883
                2008...     $1.86       $1.21        126,732
                2007...     $1.52       $1.86        141,521
               IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(D):
                2015...     $2.85       $2.64         16,636
                2014...     $2.71       $2.85         24,508
                2013...     $2.07       $2.71         29,806
                2012...     $1.78       $2.07         33,608
                2011...     $2.08       $1.78         43,449
                2010...     $1.67       $2.08         45,303
                2009...     $1.32       $1.67         56,032
                2008...     $1.82       $1.32         94,941
                2007...     $1.94       $1.82        107,680
               IVY FUNDS VIP VALUE SUB-ACCOUNT(D):
                2015...     $2.09       $1.97         18,534
                2014...     $1.92       $2.09         18,665
                2013...     $1.45       $1.92         18,796
                2012...     $1.24       $1.45         18,928
                2011...     $1.36       $1.24        102,591
                2010...     $1.17       $1.36        114,789
                2009...     $0.94       $1.17        118,918
                2008...     $1.45       $0.94        119,754
                2007...     $1.45       $1.45        120,598
               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2015...     $2.13       $2.10         55,151
                2014...     $2.01       $2.13         55,539
                2013...     $1.71       $2.01             --
                2012...     $1.53       $1.71         45,650
                2011...     $1.54       $1.53         65,664
                2010...     $1.45       $1.54        179,132
                2009...     $1.18       $1.45         15,383
                2008...     $1.43       $1.18             --
                2007...     $1.32       $1.43             --
               JANUS ASPEN: FLEXIBLE BOND SUB-ACCOUNT(BW):
                2015...     $1.00       $0.97             --
               JANUS ASPEN: FORTY SUB-ACCOUNT:
                2015...     $2.64       $2.90         42,376
                2014...     $2.49       $2.64         43,403
                2013...     $1.94       $2.49         31,459
                2012...     $1.59       $1.94         79,202
                2011...     $1.74       $1.59        205,823
                2010...     $1.67       $1.74        181,726
                2009...     $1.17       $1.67        190,280
                2008...     $2.13       $1.17        191,942
                2007...     $1.59       $2.13        206,145
               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(E):
                2015...     $2.65       $2.37         67,564
                2014...     $3.08       $2.65         69,099
                2013...     $2.74       $3.08         62,540
                2012...     $2.47       $2.74         67,544
                2011...     $3.72       $2.47         71,731
                2010...     $3.03       $3.72         72,011
                2009...     $1.73       $3.03        115,812
                2008...     $3.68       $1.73         98,782
                2007...     $2.93       $3.68        111,825


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(C):
                2015...     $1.34       $1.27            --
                2014...     $1.26       $1.34            --
                2013...     $1.02       $1.26        29,393
                2012...     $0.94       $1.02            --
                2011...     $0.99       $0.94            --
                2010...     $0.87       $0.99            --
                2009...     $0.67       $0.87            --
                2008...     $0.95       $0.67            --
                2007...     $1.00       $0.95            --
               MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                2015...     $1.95       $2.00            --
                2014...     $1.83       $1.95            --
                2013...     $1.36       $1.83            --
                2012...     $1.19       $1.36            --
                2011...     $1.29       $1.19            --
                2010...     $1.02       $1.29            --
                2009...     $0.74       $1.02            --
                2008...     $1.55       $0.74            --
                2007...     $1.44(a)    $1.55            --
               MFS(R) VIT II INTERNATIONAL VALUE
                SUB-ACCOUNT(BY):
                2015...     $1.00       $0.96            --
               MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(H):
                2015...     $0.69       $0.60        16,096
                2014...     $0.73       $0.69        16,209
                2013...     $0.75       $0.73        35,072
                2012...     $0.64       $0.75        16,438
                2011...     $0.80       $0.64        16,553
                2010...     $0.68       $0.80        16,669
                2009...     $0.41       $0.68        45,204
                2008...     $0.97       $0.41        16,904
                2007...     $1.00(a)    $0.97        70,193
               MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(CC):
                2015...     $1.02       $0.97            --
                2014...     $1.00       $1.02            --
                2013...     $0.86       $1.00            --
                2012...     $0.77       $0.86            --
                2011...     $0.82       $0.77            --
                2010...     $0.72       $0.82            --
                2009...     $0.58       $0.72            --
                2008...     $0.94       $0.58            --
                2007...     $1.00(a)    $0.94            --
               MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT(CD):
                2015...     $1.11       $1.06            --
                2014...     $1.08       $1.11            --
                2013...     $0.98       $1.08            --
                2012...     $0.90       $0.98            --
                2011...     $0.93       $0.90            --
                2010...     $0.84       $0.93            --
                2009...     $0.72       $0.84            --
                2008...     $0.97       $0.72            --
                2007...     $1.00(a)    $0.97            --
               MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT(CE):
                2015...     $1.09       $1.06            --
                2014...     $1.08       $1.09            --
                2013...     $1.08       $1.08            --
                2012...     $1.04       $1.08            --
                2011...     $1.03       $1.04            --
                2010...     $0.98       $1.03            --
                2009...     $0.93       $0.98            --
                2008...     $1.01       $0.93        27,298
                2007...     $1.00(a)    $1.01            --

1.90% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT(CF):
                2015...     $1.07       $1.02         73,725
                2014...     $1.04       $1.07         74,243
                2013...     $0.91       $1.04         74,765
                2012...     $0.82       $0.91         75,289
                2011...     $0.87       $0.82         75,819
                2010...     $0.77       $0.87         76,351
                2009...     $0.64       $0.77             --
                2008...     $0.95       $0.64             --
                2007...     $1.00(a)    $0.95             --
               MORNINGSTAR INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(CG):
                2015...     $1.09       $1.06        116,932
                2014...     $1.08       $1.09        117,754
                2013...     $1.03       $1.08        107,862
                2012...     $0.97       $1.03        108,620
                2011...     $0.98       $0.97        109,386
                2010...     $0.91       $0.98        110,152
                2009...     $0.82       $0.91        110,924
                2008...     $0.99       $0.82        628,214
                2007...     $1.00(a)    $0.99         45,142
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT:
                2015...     $1.34       $1.30             --
                2014...     $1.24       $1.34             --
                2013...     $0.92       $1.24             --
                2012...     $0.84       $0.92             --
                2011...     $0.89       $0.84             --
                2010...     $0.74       $0.89             --
                2009...     $0.57       $0.74             --
                2008...     $0.96       $0.57             --
                2007...     $1.00(a)    $0.96             --
               OPPENHEIMER INTERNATIONAL GROWTH/VA
                SUB-ACCOUNT(AX):
                2015...     $2.79       $2.82             --
                2014...     $3.06       $2.79          2,253
                2013...     $2.48       $3.06          2,538
                2012...     $2.08       $2.48             --
                2011...     $2.29       $2.08             --
                2010...     $2.04       $2.29             --
                2009...     $1.49       $2.04             --
                2008...     $2.68       $1.49             --
                2007...     $2.41       $2.68             --
               OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                SUB-ACCOUNT(P)(AE):
                2015...     $1.49       $1.38             --
                2014...     $1.36       $1.49             --
                2013...     $0.99       $1.36             --
                2012...     $0.86       $0.99             --
                2011...     $0.89       $0.86             --
                2010...     $0.74       $0.89             --
                2009...     $0.55       $0.74             --
                2008...     $0.91       $0.55             --
                2007...     $1.00(a)    $0.91             --
               PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                SUB-ACCOUNT(AN):
                2015...     $1.08       $1.00             --
                2014...     $1.04       $1.08             --
                2013...     $1.00       $1.04             --
               PIMCO VIT LOW DURATION SUB-ACCOUNT(J):
                2015...     $1.01       $0.99         63,178
                2014...     $1.02       $1.01         66,158
                2013...     $1.04       $1.02         61,782
                2012...     $1.00       $1.04         50,526
                2011...     $1.01       $1.00         81,238
                2010...     $1.00       $1.01         48,214


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(K):
                2015...     $1.10       $1.09         15,389
                2014...     $1.08       $1.10         24,604
                2013...     $1.12       $1.08        100,751
                2012...     $1.04       $1.12         63,075
                2011...     $1.03       $1.04         96,708
                2010...     $1.00       $1.03         72,019
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(B):
                2015...     $2.05       $1.95         13,527
                2014...     $1.86       $2.05         12,720
                2013...     $1.43       $1.86         13,578
                2012...     $1.22       $1.43             --
                2011...     $1.22       $1.22             --
                2010...     $1.10       $1.22             --
                2009...     $0.87       $1.10             --
                2008...     $1.61       $0.87             --
                2007...     $1.72       $1.61             --
               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2015...     $1.97       $1.79          9,938
                2014...     $1.81       $1.97         10,008
                2013...     $1.36       $1.81         10,078
                2012...     $1.16       $1.36         10,149
                2011...     $1.24       $1.16         10,221
                2010...     $1.11       $1.24         10,292
                2009...     $0.87       $1.11         10,364
                2008...     $1.45       $0.87         10,437
                2007...     $1.57       $1.45         19,077
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2015...     $1.72       $1.69         12,994
                2014...     $1.88       $1.72         12,908
                2013...     $1.50       $1.88         12,859
                2012...     $1.25       $1.50         13,509
                2011...     $1.53       $1.25         21,108
                2010...     $1.42       $1.53         37,174
                2009...     $1.16       $1.42         38,239
                2008...     $2.11       $1.16         45,233
                2007...     $1.99       $2.11         47,008
               PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT(O):
                2015...     $2.30       $2.25          5,009
                2014...     $2.07       $2.30          5,322
                2013...     $1.55       $2.07          5,946
                2012...     $1.35       $1.55          6,576
                2011...     $1.45       $1.35          6,890
                2010...     $1.23       $1.45          7,576
                2009...     $0.95       $1.23          7,656
                2008...     $1.58       $0.95          7,285
                2007...     $1.53       $1.58          7,403
               PUTNAM VT VOYAGER SUB-ACCOUNT:
                2015...     $2.16       $1.99             --
                2014...     $2.01       $2.16             --
                2013...     $1.43       $2.01             --
                2012...     $1.27       $1.43             --
                2011...     $1.58       $1.27             --
                2010...     $1.33       $1.58             --
                2009...     $0.83       $1.33             --
                2008...     $1.34       $0.83             --
                2007...     $1.29       $1.34             --
               TOPS(R) MANAGED RISK BALANCED ETF
                SUB-ACCOUNT(AA):
                2015...     $1.09       $1.02             --
                2014...     $1.08       $1.09             --
                2013...     $1.02       $1.08             --
                2012...     $1.00       $1.02             --
               TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AS):
                2015...     $1.03       $0.96             --
                2014...     $1.03       $1.03             --
                2013...     $1.00       $1.03             --

1.90% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AB):
                2015...     $1.14       $1.02          --
                2014...     $1.15       $1.14          --
                2013...     $1.01       $1.15          --
                2012...     $1.00       $1.01          --
               TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                SUB-ACCOUNT(AC):
                2015...     $1.13       $1.04          --
                2014...     $1.12       $1.13          --
                2013...     $1.02       $1.12          --
                2012...     $1.00       $1.02          --

2.00% Variable Account Charge

                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT ADVANTUS BOND SUB-ACCOUNT(Z):
                2015...     $1.25       $1.23       2,139,654
                2014...     $1.20       $1.25       2,330,892
                2013...     $1.24       $1.20       2,642,273
                2012...     $1.17       $1.24       2,644,846
                2011...     $1.11       $1.17       2,822,263
                2010...     $1.03       $1.11       3,384,835
                2009...     $0.91       $1.03       3,184,996
                2008...     $1.08       $0.91       2,793,183
                2007...     $1.07       $1.08         858,243
               SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(Z):
                2015...     $2.37       $2.26         433,601
                2014...     $2.21       $2.37         497,218
                2013...     $1.70       $2.21         585,431
                2012...     $1.48       $1.70         667,306
                2011...     $1.55       $1.48         721,683
                2010...     $1.25       $1.55         773,755
                2009...     $0.94       $1.25         795,684
                2008...     $1.51       $0.94         694,066
                2007...     $1.43       $1.51         280,804
               SFT ADVANTUS INDEX 500 SUB-ACCOUNT(Z):
                2015...     $1.88       $1.86          17,124
                2014...     $1.70       $1.88          22,863
                2013...     $1.32       $1.70          23,659
                2012...     $1.16       $1.32          13,145
                2011...     $1.17       $1.16          18,448
                2010...     $1.04       $1.17          14,589
                2009...     $0.84       $1.04          14,857
                2008...     $1.37       $0.84           6,854
                2007...     $1.33       $1.37              --
               SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(Z):
                2015...     $1.45       $1.36         761,372
                2014...     $1.45       $1.45         793,165
                2013...     $1.48       $1.45         839,212
                2012...     $1.30       $1.48         886,154
                2011...     $1.33       $1.30         845,743
                2010...     $1.19       $1.33         810,997
                2009...     $1.03       $1.19         680,351
                2008...     $1.01       $1.03         659,854
                2007...     $0.94       $1.01         166,984
               SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                SUB-ACCOUNT(CA):
                2015...     $1.12       $1.06          45,506
                2014...     $1.06       $1.12          46,842
                2013...     $1.00(ak)   $1.06              --
               SFT ADVANTUS MANAGED VOLATILITY EQUITY
                SUB-ACCOUNT(BZ):
                2015...     $1.00       $1.00              --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT ADVANTUS GOVERNMENT MONEY MARKET
                SUB-ACCOUNT(Z)(CB):
                2015...     $0.92       $0.90         443,388
                2014...     $0.94       $0.92         640,859
                2013...     $0.96       $0.94         933,971
                2012...     $0.98       $0.96       1,275,099
                2011...     $1.00       $0.98       1,239,613
                2010...     $1.02       $1.00         831,907
                2009...     $1.04       $1.02         869,342
                2008...     $1.04       $1.04       1,667,785
                2007...     $1.01       $1.04         182,647
               SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(Z):
                2015...     $1.09       $1.10         355,867
                2014...     $1.05       $1.09         424,390
                2013...     $1.09       $1.05         388,686
                2012...     $1.08       $1.09         363,246
                2011...     $1.03       $1.08         472,241
                2010...     $0.98       $1.03         561,297
                2009...     $0.93       $0.98         546,310
                2008...     $1.09       $0.93         469,720
                2007...     $1.08       $1.09         142,102
               SFT ADVANTUS REAL ESTATE SECURITIES
                SUB-ACCOUNT(Z):
                2015...     $2.38       $2.45         253,938
                2014...     $1.86       $2.38         321,211
                2013...     $1.88       $1.86         355,590
                2012...     $1.62       $1.88         325,993
                2011...     $1.57       $1.62         312,954
                2010...     $1.24       $1.57         341,437
                2009...     $1.02       $1.24         363,679
                2008...     $1.63       $1.02         259,099
                2007...     $1.97       $1.63         105,952
               SFT IVY/SM/ GROWTH
                SUB-ACCOUNT(AY)(AZ)(BA)(BB)(BC)(BD)(BE):
                2015...     $2.05       $2.14       1,507,607
                2014...     $1.84(bo)   $2.05       1,611,299
               SFT IVY/SM/ SMALL CAP GROWTH
                SUB-ACCOUNT(BF)(BG)(BH):
                2015...     $1.89       $1.79          93,878
                2014...     $1.77(bo)   $1.89         120,644
               SFT PYRAMIS(R) CORE EQUITY
                SUB-ACCOUNT(BI)(BJ)(BK):
                2015...     $2.25       $2.23         207,788
                2014...     $2.05(bo)   $2.25         113,301
               SFT T. ROWE PRICE VALUE SUB-ACCOUNT(BL)(BM)(BN):
                2015...     $2.18       $2.09       1,414,071
                2014...     $2.04(bo)   $2.18       1,547,577
               AB VPS DYNAMIC ASSET ALLOCATION
                SUB-ACCOUNT(AL)(BT)(BU):
                2015...     $1.07       $1.03              --
                2014...     $1.04       $1.07              --
                2013...     $1.00       $1.04              --
               AB VPS INTERNATIONAL VALUE SUB-ACCOUNT(BT)(BV):
                2015...     $0.55       $0.55          17,192
                2014...     $0.60       $0.55          19,552
                2013...     $0.50       $0.60          20,280
                2012...     $0.45       $0.50          60,843
                2011...     $0.57       $0.45          61,837
                2010...     $0.55       $0.57           9,104
                2009...     $0.42       $0.55           7,758
                2008...     $0.92       $0.42           5,442
                2007...     $1.00(a)    $0.92              --

2.00% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2015...     $1.84       $1.70         106,794
                2014...     $1.67       $1.84          12,388
                2013...     $1.26       $1.67          13,270
                2012...     $1.12       $1.26          25,242
                2011...     $1.11       $1.12          16,023
                2010...     $1.00       $1.11              --
                2009...     $0.86       $1.00              --
                2008...     $1.35       $0.86              --
                2007...     $1.38       $1.35              --
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT:
                2015...     $1.18       $1.12       1,351,752
                2014...     $1.16       $1.18       1,434,760
                2013...     $1.29       $1.16       1,519,428
                2012...     $1.23       $1.29       1,463,532
                2011...     $1.12       $1.23         993,641
                2010...     $1.09       $1.12         612,509
                2009...     $1.01       $1.09         458,599
                2008...     $1.05       $1.01          20,579
                2007...     $1.00(a)    $1.05              --
               AMERICAN FUNDS IS: GLOBAL BOND/SM/
                SUB-ACCOUNT(W):
                2015...     $0.98       $0.92           6,636
                2014...     $0.98       $0.98           4,597
                2013...     $1.03       $0.98           4,413
                2012...     $0.99       $1.03           9,411
                2011...     $1.00       $0.99              --
               AMERICAN FUNDS IS: GLOBAL GROWTH/SM/
                SUB-ACCOUNT(S):
                2015...     $1.26       $1.32          33,187
                2014...     $1.26       $1.26          34,806
                2013...     $0.99       $1.26          16,322
                2012...     $0.83       $0.99              --
                2011...     $1.00       $0.83           9,972
               AMERICAN FUNDS IS: GLOBAL SMALL
                CAPITALIZATION/SM/ SUB-ACCOUNT(X):
                2015...     $1.11       $1.09          10,573
                2014...     $1.11       $1.11           9,304
                2013...     $0.88       $1.11           5,782
                2012...     $0.76       $0.88           6,554
                2011...     $1.00       $0.76           6,964
               AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(U):
                2015...     $1.35       $1.42         250,420
                2014...     $1.27       $1.35          32,148
                2013...     $1.00       $1.27         319,573
                2012...     $0.86       $1.00          62,604
                2011...     $1.00       $0.86          49,418
               AMERICAN FUNDS IS: GROWTH-INCOME/SM/
                SUB-ACCOUNT(T):
                2015...     $1.47       $1.47         303,726
                2014...     $1.36       $1.47          87,829
                2013...     $1.04       $1.36          81,888
                2012...     $0.90       $1.04          78,275
                2011...     $1.00       $0.90           4,613
               AMERICAN FUNDS IS: INTERNATIONAL/SM/
                SUB-ACCOUNT(Y):
                2015...     $1.02       $0.96          32,266
                2014...     $1.07       $1.02          31,126
                2013...     $0.90       $1.07          21,818
                2012...     $0.78       $0.90          23,113
                2011...     $1.00       $0.78          15,553
               AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(R):
                2015...     $0.92       $0.88          42,529
                2014...     $1.02       $0.92          38,301
                2013...     $0.94       $1.02          26,035
                2012...     $0.81       $0.94          16,699
                2011...     $1.00       $0.81          22,191


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                SECURITIES/SM/ SUB-ACCOUNT(V):
                2015...     $1.03       $1.02        116,519
                2014...     $1.00       $1.03         34,077
                2013...     $1.05       $1.00         33,995
                2012...     $1.05       $1.05         32,283
                2011...     $1.00       $1.05         22,899
               CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                SUB-ACCOUNT(BX):
                2015...     $1.00       $0.95             --
               FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2015...     $1.73       $1.63        443,196
                2014...     $1.63       $1.73        491,710
                2013...     $1.30       $1.63        643,217
                2012...     $1.13       $1.30        518,744
                2011...     $1.15       $1.13        727,892
                2010...     $1.02       $1.15        888,575
                2009...     $0.80       $1.02        978,150
                2008...     $1.43       $0.80        896,056
                2007...     $1.44       $1.43        354,662
               FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                2015...     $2.68       $2.59         33,784
                2014...     $2.58       $2.68         72,573
                2013...     $1.94       $2.58         68,332
                2012...     $1.73       $1.94         53,770
                2011...     $1.97       $1.73         38,198
                2010...     $1.57       $1.97         44,779
                2009...     $1.14       $1.57         40,402
                2008...     $1.93       $1.14         25,694
                2007...     $1.71       $1.93          6,132
               FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(AV):
                2015...     $1.81       $1.68         23,146
                2014...     $1.72       $1.81         23,063
                2013...     $1.37       $1.72         23,990
                2012...     $1.22       $1.37         26,309
                2011...     $1.26       $1.22         21,702
                2010...     $1.16       $1.26         37,497
                2009...     $0.93       $1.16         22,473
                2008...     $1.52       $0.93         21,991
                2007...     $1.50       $1.52         20,345
               FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(AT):
                2015...     $1.37       $1.24        309,094
                2014...     $1.39       $1.37        320,075
                2013...     $1.04       $1.39        279,923
                2012...     $0.90       $1.04        339,972
                2011...     $0.95       $0.90        330,651
                2010...     $0.76       $0.95        368,589
                2009...     $0.60       $0.76        342,832
                2008...     $0.91       $0.60        181,647
                2007...     $1.00(a)    $0.91             --
               FRANKLIN SMALL-MID CAP GROWTH VIP
                SUB-ACCOUNT(AU):
                2015...     $1.98       $1.88         57,952
                2014...     $1.88       $1.98         65,144
                2013...     $1.38       $1.88         68,571
                2012...     $1.27       $1.38         78,647
                2011...     $1.37       $1.27         26,224
                2010...     $1.09       $1.37         24,402
                2009...     $0.78       $1.09         21,928
                2008...     $1.38       $0.78          9,544
                2007...     $1.26       $1.38          9,039

2.00% Variable Account Charge Continued


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(AW):
                  2015...     $1.92        $1.51           34,147
                  2014...     $2.13        $1.92           44,903
                  2013...     $2.20        $2.13           49,887
                  2012...     $1.98        $2.20           52,001
                  2011...     $2.40        $1.98           57,783
                  2010...     $2.08        $2.40           55,741
                  2009...     $1.23        $2.08           73,611
                  2008...     $2.66        $1.23           63,665
                  2007...     $2.11        $2.66           47,354
                GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                 SUB-ACCOUNT(AM)(BS):
                  2015...     $1.06        $0.97               --
                  2014...     $1.04        $1.06           70,268
                  2013...     $1.00        $1.04          200,966
                GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                 SUB-ACCOUNT(I)(AJ):
                  2015...     $1.03        $1.00          656,013
                  2014...     $1.05        $1.03          782,914
                  2013...     $1.07        $1.05          870,149
                  2012...     $1.06        $1.07        1,066,042
                  2011...     $1.02        $1.06          388,995
                  2010...     $1.00        $1.02           91,271
                INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(N)(AD)(AF):
                  2015...     $1.42        $1.26           76,263
                  2014...     $1.32        $1.42           85,500
                  2013...     $1.01        $1.32          286,635
                  2012...     $0.88        $1.01           31,185
                  2011...     $0.89        $0.88           16,653
                  2010...     $0.74        $0.89               --
                  2009...     $0.54        $0.74               --
                  2008...     $0.95        $0.54               --
                  2007...     $1.00(a)     $0.95               --
                INVESCO V.I. COMSTOCK SUB-ACCOUNT(L)(AG):
                  2015...     $1.96        $1.81          420,232
                  2014...     $1.84        $1.96          576,770
                  2013...     $1.38        $1.84          314,999
                  2012...     $1.18        $1.38          309,696
                  2011...     $1.23        $1.18          170,249
                  2010...     $1.09        $1.23           50,836
                  2009...     $0.87        $1.09            8,448
                  2008...     $1.37        $0.87            8,547
                  2007...     $1.44        $1.37            7,777
                INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(F)(Q)(AH):
                  2015...     $1.40        $1.34            6,128
                  2014...     $1.31        $1.40            6,213
                  2013...     $1.07        $1.31            6,364
                  2012...     $0.98        $1.07            6,702
                  2011...     $1.01        $0.98            3,465
                  2010...     $0.96        $1.01            3,495
                  2009...     $0.73        $0.96            3,523
                  2008...     $1.22        $0.73              313
                  2007...     $1.22        $1.22               --
                INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(M)(AI):
                  2015...     $2.01        $1.90            9,327
                  2014...     $1.86        $2.01            9,521
                  2013...     $1.42        $1.86           31,837
                  2012...     $1.27        $1.42           13,906
                  2011...     $1.32        $1.27           14,309
                  2010...     $1.20        $1.32            6,505
                  2009...     $0.99        $1.20            6,557
                  2008...     $1.49        $0.99               --
                  2007...     $1.48        $1.49               --


                          UNIT VALUE AT   UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF    AT END OF   OUTSTANDING AT
                             PERIOD         PERIOD     END OF PERIOD
                           -------------  ----------  ---------------

                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(F):
                  2015...     $1.34         $1.24          391,933
                  2014...     $1.34         $1.34          411,244
                  2013...     $1.00         $1.34          458,062
                  2012...     $0.89         $1.00          503,399
                  2011...     $0.92         $0.89          447,763
                  2010...     $0.73         $0.92          499,675
                  2009...     $0.62         $0.73          474,705
                  2008...     $0.92         $0.62          257,103
                  2007...     $1.00(a)      $0.92               --
                IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(D):
                  2015...     $2.73         $2.45          156,758
                  2014...     $2.94         $2.73          197,406
                  2013...     $2.39         $2.94          239,956
                  2012...     $2.05         $2.39          239,898
                  2011...     $2.25         $2.05          205,132
                  2010...     $2.12         $2.25          191,052
                  2009...     $1.73         $2.12          199,559
                  2008...     $2.37         $1.73          154,457
                  2007...     $1.68         $2.37           29,701
                IVY FUNDS VIP BALANCED SUB-ACCOUNT(D):
                  2015...     $1.96         $1.92           93,090
                  2014...     $1.86         $1.96           95,913
                  2013...     $1.53         $1.86           90,401
                  2012...     $1.40         $1.53           83,852
                  2011...     $1.38         $1.40           76,143
                  2010...     $1.20         $1.38           22,531
                  2009...     $1.09         $1.20           25,240
                  2008...     $1.40         $1.09           10,573
                  2007...     $1.26         $1.40            5,381
                IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(D):
                  2015...     $2.38         $2.32           84,401
                  2014...     $2.21         $2.38          351,204
                  2013...     $1.69         $2.21          173,350
                  2012...     $1.46         $1.69           17,615
                  2011...     $1.46         $1.46           16,962
                  2010...     $1.23         $1.46           12,262
                  2009...     $1.01         $1.23           22,623
                  2008...     $1.59         $1.01           10,552
                  2007...     $1.42         $1.59               --
                IVY FUNDS VIP GLOBAL GROWTH SUB-ACCOUNT(D)(BR):
                  2015...     $1.87         $1.89          312,012
                  2014...     $1.89         $1.87          338,464
                  2013...     $1.61         $1.89          313,086
                  2012...     $1.39         $1.61          331,118
                  2011...     $1.53         $1.39          169,086
                  2010...     $1.36         $1.53           70,189
                  2009...     $1.10         $1.36           18,691
                  2008...     $1.93         $1.10            3,274
                  2007...     $1.63         $1.93               --
                IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(D):
                  2015...     $1.10         $0.84          125,452
                  2014...     $1.29         $1.10          108,781
                  2013...     $1.22         $1.29          107,383
                  2012...     $1.22         $1.22          125,579
                  2011...     $1.59         $1.22          118,938
                  2010...     $1.38         $1.59          116,344
                  2009...     $0.81         $1.38           91,588
                  2008...     $2.15         $0.81           99,998
                  2007...     $1.53         $2.15           44,059
                IVY FUNDS VIP HIGH INCOME SUB-ACCOUNT(AO)(BP)(BQ):
                  2015...     $1.03         $0.94        1,179,062
                  2014...     $1.03         $1.03        1,245,275
                  2013...     $1.00         $1.03            9,383

2.00% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                SUB-ACCOUNT(D)(G):
                2015...     $1.89       $1.84        623,268
                2014...     $1.90       $1.89        679,912
                2013...     $1.55       $1.90        765,975
                2012...     $1.40       $1.55        853,716
                2011...     $1.66       $1.40        748,450
                2010...     $1.48       $1.66        728,114
                2009...     $1.10       $1.48        686,211
                2008...     $1.95       $1.10        564,746
                2007...     $1.81       $1.95        213,350
               IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(D):
                2015...     $2.24       $1.99         17,357
                2014...     $2.33       $2.24         23,158
                2013...     $1.51       $2.33         27,270
                2012...     $1.38       $1.51         15,875
                2011...     $1.51       $1.38          9,223
                2010...     $1.09       $1.51         28,083
                2009...     $0.79       $1.09         10,255
                2008...     $1.55       $0.79             --
                2007...     $1.49       $1.55             --
               IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(D):
                2015...     $2.38       $2.20        139,222
                2014...     $2.25       $2.38        150,971
                2013...     $1.77       $2.25        100,059
                2012...     $1.59       $1.77        100,365
                2011...     $1.63       $1.59         29,560
                2010...     $1.26       $1.63         18,254
                2009...     $0.88       $1.26          4,627
                2008...     $1.41       $0.88          4,664
                2007...     $1.27       $1.41             --
               IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED
                VOLATILITY SUB-ACCOUNT(AP):
                2015...     $1.06       $1.04             --
                2014...     $1.05       $1.06             --
                2013...     $1.00       $1.05             --
               IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE
                -- MANAGED VOLATILITY(AQ):
                2015...     $1.07       $1.04             --
                2014...     $1.05       $1.07             --
                2013...     $1.00       $1.05             --
               IVY FUNDS VIP PATHFINDER MODERATELY CONSERVATIVE
                -- MANAGED VOLATILITY SUB-ACCOUNT(AR):
                2015...     $1.05       $1.02        112,884
                2014...     $1.04       $1.05             --
                2013...     $1.00       $1.04             --
               IVY FUNDS VIP SCIENCE AND TECHNOLOGY
                SUB-ACCOUNT(D):
                2015...     $3.26       $3.10         82,064
                2014...     $3.23       $3.26         83,311
                2013...     $2.11       $3.23         87,568
                2012...     $1.68       $2.11         85,246
                2011...     $1.82       $1.68         63,592
                2010...     $1.65       $1.82         83,175
                2009...     $1.17       $1.65         21,751
                2008...     $1.80       $1.17         20,345
                2007...     $1.48       $1.80         10,028
               IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(D):
                2015...     $2.13       $1.97         83,187
                2014...     $2.03       $2.13        102,467
                2013...     $1.55       $2.03        111,277
                2012...     $1.34       $1.55        126,867
                2011...     $1.56       $1.34        155,217
                2010...     $1.26       $1.56        170,397
                2009...     $1.00       $1.26        184,128
                2008...     $1.38       $1.00        207,524
                2007...     $1.46       $1.38        143,490


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP VALUE SUB-ACCOUNT(D):
                2015...     $2.03       $1.91        231,734
                2014...     $1.86       $2.03        235,642
                2013...     $1.41       $1.86         23,125
                2012...     $1.21       $1.41         17,863
                2011...     $1.33       $1.21         18,359
                2010...     $1.14       $1.33         22,101
                2009...     $0.92       $1.14         26,765
                2008...     $1.42       $0.92             --
                2007...     $1.42       $1.42             --
               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2015...     $2.01       $1.97         93,354
                2014...     $1.89       $2.01        100,250
                2013...     $1.61       $1.89        132,806
                2012...     $1.45       $1.61        150,599
                2011...     $1.46       $1.45        150,845
                2010...     $1.38       $1.46         79,083
                2009...     $1.12       $1.38         70,723
                2008...     $1.36       $1.12          6,243
                2007...     $1.26       $1.36          4,647
               JANUS ASPEN: FLEXIBLE BOND SUB-ACCOUNT(BW):
                2015...     $1.00       $0.97          1,873
               JANUS ASPEN: FORTY SUB-ACCOUNT:
                2015...     $2.35       $2.57        192,726
                2014...     $2.21       $2.35         96,585
                2013...     $1.72       $2.21        253,389
                2012...     $1.42       $1.72        124,210
                2011...     $1.55       $1.42        115,283
                2010...     $1.49       $1.55        134,649
                2009...     $1.04       $1.49        137,467
                2008...     $1.90       $1.04         96,752
                2007...     $1.42       $1.90          5,207
               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(E):
                2015...     $2.04       $1.82        322,119
                2014...     $2.37       $2.04        343,379
                2013...     $2.11       $2.37        373,330
                2012...     $1.90       $2.11        397,018
                2011...     $2.87       $1.90        450,344
                2010...     $2.34       $2.87        471,863
                2009...     $1.33       $2.34        527,642
                2008...     $2.85       $1.33        491,889
                2007...     $2.27       $2.85        151,044
               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(C):
                2015...     $1.33       $1.26        282,970
                2014...     $1.25       $1.33        290,164
                2013...     $1.02       $1.25        326,690
                2012...     $0.94       $1.02        347,767
                2011...     $0.98       $0.94        272,076
                2010...     $0.87       $0.98        303,952
                2009...     $0.67       $0.87        282,828
                2008...     $0.95       $0.67        159,475
                2007...     $1.00       $0.95             --
               MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                2015...     $1.59       $1.62             --
                2014...     $1.49       $1.59             --
                2013...     $1.11       $1.49             --
                2012...     $0.97       $1.11             --
                2011...     $1.06       $0.97             --
                2010...     $0.83       $1.06             --
                2009...     $0.60       $0.83             --
                2008...     $1.27       $0.60             --
                2007...     $1.18(a)    $1.27             --
               MFS(R) VIT II INTERNATIONAL VALUE
                SUB-ACCOUNT(BY):
                2015...     $1.00       $0.96          2,327

2.00% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(H):
                2015...     $0.68       $0.60         479,594
                2014...     $0.73       $0.68         461,105
                2013...     $0.75       $0.73         364,609
                2012...     $0.64       $0.75         350,032
                2011...     $0.80       $0.64         232,965
                2010...     $0.68       $0.80         223,181
                2009...     $0.41       $0.68         166,570
                2008...     $0.97       $0.41          48,859
                2007...     $1.00(a)    $0.97              --
               MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(CC):
                2015...     $1.01       $0.97          53,930
                2014...     $0.99       $1.01          54,991
                2013...     $0.85       $0.99          85,742
                2012...     $0.76       $0.85         119,905
                2011...     $0.82       $0.76         104,635
                2010...     $0.72       $0.82          20,488
                2009...     $0.58       $0.72           5,114
                2008...     $0.94       $0.58              --
                2007...     $1.00(a)    $0.94              --
               MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT(CD):
                2015...     $1.10       $1.05         868,898
                2014...     $1.07       $1.10         453,988
                2013...     $0.98       $1.07         563,816
                2012...     $0.90       $0.98       1,238,725
                2011...     $0.93       $0.90       1,351,504
                2010...     $0.84       $0.93       1,440,189
                2009...     $0.72       $0.84       1,571,328
                2008...     $0.97       $0.72         194,470
                2007...     $1.00(a)    $0.97              --
               MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT(CE):
                2015...     $1.09       $1.05         177,208
                2014...     $1.08       $1.09         182,456
                2013...     $1.07       $1.08         230,818
                2012...     $1.04       $1.07         251,633
                2011...     $1.03       $1.04         142,440
                2010...     $0.98       $1.03         146,329
                2009...     $0.93       $0.98         143,123
                2008...     $1.01       $0.93              --
                2007...     $1.00(a)    $1.01              --
               MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT(CF):
                2015...     $1.06       $1.01         693,914
                2014...     $1.03       $1.06         705,794
                2013...     $0.91       $1.03         796,145
                2012...     $0.82       $0.91         808,562
                2011...     $0.87       $0.82       1,447,480
                2010...     $0.77       $0.87       1,580,537
                2009...     $0.64       $0.77       1,590,717
                2008...     $0.95       $0.64         281,942
                2007...     $1.00(a)    $0.95          67,566
               MORNINGSTAR INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(CG):
                2015...     $1.09       $1.05         401,843
                2014...     $1.07       $1.09         899,073
                2013...     $1.02       $1.07         955,495
                2012...     $0.96       $1.02         991,819
                2011...     $0.97       $0.96         604,218
                2010...     $0.91       $0.97         548,654
                2009...     $0.82       $0.91         655,601
                2008...     $0.99       $0.82         531,235
                2007...     $1.00(a)    $0.99           8,576


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT:
                2015...     $1.33       $1.29          10,999
                2014...     $1.23       $1.33          36,888
                2013...     $0.91       $1.23          30,193
                2012...     $0.84       $0.91           1,721
                2011...     $0.89       $0.84              --
                2010...     $0.74       $0.89           8,312
                2009...     $0.57       $0.74              --
                2008...     $0.96       $0.57              --
                2007...     $1.00(a)    $0.96              --
               OPPENHEIMER INTERNATIONAL GROWTH/VA
                SUB-ACCOUNT(AX):
                2015...     $2.01       $2.03          91,722
                2014...     $2.21       $2.01          99,322
                2013...     $1.79       $2.21          29,348
                2012...     $1.50       $1.79          11,810
                2011...     $1.66       $1.50          15,739
                2010...     $1.48       $1.66           1,799
                2009...     $1.08       $1.48           1,813
                2008...     $1.94       $1.08              --
                2007...     $1.75       $1.94              --
               OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                SUB-ACCOUNT(P)(AE):
                2015...     $1.48       $1.36          40,183
                2014...     $1.35       $1.48          40,954
                2013...     $0.98       $1.35          42,579
                2012...     $0.85       $0.98          48,404
                2011...     $0.89       $0.85          25,937
                2010...     $0.74       $0.89          20,191
                2009...     $0.55       $0.74          20,389
                2008...     $0.91       $0.55          13,011
                2007...     $1.00(a)    $0.91              --
               PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                SUB-ACCOUNT(AN):
                2015...     $1.08       $1.00              --
                2014...     $1.04       $1.08              --
                2013...     $1.00       $1.04              --
               PIMCO VIT LOW DURATION SUB-ACCOUNT(J):
                2015...     $1.00       $0.99         924,156
                2014...     $1.02       $1.00       1,010,079
                2013...     $1.04       $1.02       1,032,313
                2012...     $1.00       $1.04       1,839,536
                2011...     $1.01       $1.00         601,222
                2010...     $1.00       $1.01          87,599
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(K):
                2015...     $1.10       $1.08       1,525,309
                2014...     $1.07       $1.10       1,628,053
                2013...     $1.12       $1.07       1,536,190
                2012...     $1.04       $1.12       2,554,547
                2011...     $1.03       $1.04         840,795
                2010...     $1.00       $1.03         261,738
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(B):
                2015...     $1.72       $1.64          18,025
                2014...     $1.56       $1.72          24,160
                2013...     $1.20       $1.56          26,204
                2012...     $1.03       $1.20          10,219
                2011...     $1.03       $1.03          11,096
                2010...     $0.93       $1.03           3,082
                2009...     $0.74       $0.93           3,109
                2008...     $1.36       $0.74           3,138
                2007...     $1.46       $1.36              --

2.00% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2015...     $1.71       $1.55        179,514
                2014...     $1.58       $1.71        329,222
                2013...     $1.19       $1.58          9,606
                2012...     $1.02       $1.19          7,832
                2011...     $1.09       $1.02          8,471
                2010...     $0.97       $1.09             --
                2009...     $0.76       $0.97             --
                2008...     $1.27       $0.76             --
                2007...     $1.38       $1.27             --
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2015...     $1.45       $1.42          3,575
                2014...     $1.58       $1.45          7,232
                2013...     $1.26       $1.58          7,520
                2012...     $1.06       $1.26          9,931
                2011...     $1.30       $1.06         11,278
                2010...     $1.20       $1.30         12,584
                2009...     $0.98       $1.20         12,414
                2008...     $1.79       $0.98         11,567
                2007...     $1.69       $1.79         11,395
               PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT(O):
                2015...     $1.92       $1.87        148,660
                2014...     $1.72       $1.92        154,276
                2013...     $1.29       $1.72         12,832
                2012...     $1.13       $1.29         14,380
                2011...     $1.21       $1.13          6,890
                2010...     $1.03       $1.21             --
                2009...     $0.80       $1.03             --
                2008...     $1.33       $0.80             --
                2007...     $1.28       $1.33             --
               PUTNAM VT VOYAGER SUB-ACCOUNT:
                2015...     $1.88       $1.73        170,559
                2014...     $1.75       $1.88        310,897
                2013...     $1.24       $1.75         17,415
                2012...     $1.11       $1.24         21,968
                2011...     $1.38       $1.11         19,046
                2010...     $1.16       $1.38          6,208
                2009...     $0.72       $1.16             --
                2008...     $1.17       $0.72             --
                2007...     $1.13       $1.17             --
               TOPS(R) MANAGED RISK BALANCED ETF
                SUB-ACCOUNT(AA):
                2015...     $1.08       $1.02        122,095
                2014...     $1.07       $1.08        124,089
                2013...     $1.02       $1.07        146,713
                2012...     $1.00       $1.02        157,007
               TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AS):
                2015...     $1.03       $0.96             --
                2014...     $1.03       $1.03             --
                2013...     $1.00       $1.03             --
               TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AB):
                2015...     $1.14       $1.02        462,816
                2014...     $1.15       $1.14        533,894
                2013...     $1.01       $1.15        551,032
                2012...     $1.00       $1.01        359,249
               TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                SUB-ACCOUNT(AC):
                2015...     $1.13       $1.03         83,020
                2014...     $1.12       $1.13         84,647
                2013...     $1.01       $1.12         87,919
                2012...     $1.00       $1.01         91,261



2.05% Variable Account Charge

                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT ADVANTUS BOND SUB-ACCOUNT(Z):
                2015...     $1.25       $1.22         733,413
                2014...     $1.20       $1.25         803,602
                2013...     $1.23       $1.20         866,604
                2012...     $1.17       $1.23         860,994
                2011...     $1.10       $1.17         947,714
                2010...     $1.03       $1.10       1,031,007
                2009...     $0.91       $1.03       1,566,984
                2008...     $1.07       $0.91       1,585,976
                2007...     $1.07       $1.07       1,982,212
               SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(Z):
                2015...     $2.36       $2.25         123,566
                2014...     $2.20       $2.36         149,936
                2013...     $1.69       $2.20         173,157
                2012...     $1.47       $1.69         203,098
                2011...     $1.54       $1.47         213,969
                2010...     $1.25       $1.54         228,021
                2009...     $0.93       $1.25         302,767
                2008...     $1.50       $0.93         317,515
                2007...     $1.43       $1.50         351,451
               SFT ADVANTUS INDEX 500 SUB-ACCOUNT(Z):
                2015...     $1.87       $1.85          16,184
                2014...     $1.69       $1.87          15,517
                2013...     $1.31       $1.69          21,062
                2012...     $1.16       $1.31          29,746
                2011...     $1.16       $1.16          30,406
                2010...     $1.04       $1.16          31,039
                2009...     $0.84       $1.04          61,669
                2008...     $1.37       $0.84          46,234
                2007...     $1.33       $1.37          50,500
               SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(Z):
                2015...     $1.44       $1.35         305,354
                2014...     $1.44       $1.44         316,943
                2013...     $1.47       $1.44         325,183
                2012...     $1.30       $1.47         324,281
                2011...     $1.33       $1.30         337,037
                2010...     $1.19       $1.33         145,480
                2009...     $1.03       $1.19         153,835
                2008...     $1.01       $1.03          97,640
                2007...     $0.94       $1.01          77,198
               SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                SUB-ACCOUNT(CA):
                2015...     $1.12       $1.06           3,384
                2014...     $1.06       $1.12           1,788
                2013...     $1.00(ak)   $1.06              --
               SFT ADVANTUS MANAGED VOLATILITY EQUITY
                SUB-ACCOUNT(BZ):
                2015...     $1.00       $1.00              --
               SFT ADVANTUS GOVERNMENT MONEY MARKET
                SUB-ACCOUNT(Z)(CB):
                2015...     $0.92       $0.90         227,627
                2014...     $0.94       $0.92         283,567
                2013...     $0.96       $0.94         291,923
                2012...     $0.98       $0.96         311,010
                2011...     $1.00       $0.98         380,426
                2010...     $1.02       $1.00         276,468
                2009...     $1.04       $1.02         301,561
                2008...     $1.04       $1.04         218,584
                2007...     $1.01       $1.04         211,517

2.05% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(Z):
                2015...     $1.08       $1.09        113,552
                2014...     $1.04       $1.08        117,530
                2013...     $1.09       $1.04         98,131
                2012...     $1.07       $1.09         94,689
                2011...     $1.03       $1.07        106,080
                2010...     $0.98       $1.03        114,485
                2009...     $0.93       $0.98        155,933
                2008...     $1.09       $0.93        171,412
                2007...     $1.08       $1.09        182,501
               SFT ADVANTUS REAL ESTATE SECURITIES
                SUB-ACCOUNT(Z):
                2015...     $2.36       $2.43         96,393
                2014...     $1.85       $2.36        111,593
                2013...     $1.87       $1.85        129,377
                2012...     $1.62       $1.87        152,061
                2011...     $1.57       $1.62        175,542
                2010...     $1.24       $1.57        196,752
                2009...     $1.02       $1.24        286,497
                2008...     $1.63       $1.02        272,073
                2007...     $1.97       $1.63        281,682
               SFT IVY/SM/ GROWTH
                SUB-ACCOUNT(AY)(AZ)(BA)(BB)(BC)(BD)(BE):
                2015...     $2.03       $2.13        452,860
                2014...     $1.83(bo)   $2.03        571,672
               SFT IVY/SM/ SMALL CAP GROWTH
                SUB-ACCOUNT(BF)(BG)(BH):
                2015...     $1.88       $1.78        102,813
                2014...     $1.76(bo)   $1.88        125,242
               SFT PYRAMIS(R) CORE EQUITY
                SUB-ACCOUNT(BI)(BJ)(BK):
                2015...     $2.24       $2.22         37,333
                2014...     $2.04(bo)   $2.24         39,641
               SFT T. ROWE PRICE VALUE SUB-ACCOUNT(BL)(BM)(BN):
                2015...     $2.16       $2.08        151,046
                2014...     $2.02(bo)   $2.16        170,426
               AB VPS DYNAMIC ASSET ALLOCATION
                SUB-ACCOUNT(AL)(BT)(BU):
                2015...     $1.06       $1.03             --
                2014...     $1.04       $1.06             --
                2013...     $1.00       $1.04             --
               AB VPS INTERNATIONAL VALUE SUB-ACCOUNT(BT)(BV):
                2015...     $0.55       $0.55          1,709
                2014...     $0.60       $0.55             --
                2013...     $0.50       $0.60             --
                2012...     $0.45       $0.50             --
                2011...     $0.57       $0.45             --
                2010...     $0.55       $0.57         45,169
                2009...     $0.42       $0.55         45,555
                2008...     $0.92       $0.42         45,943
                2007...     $1.00(a)    $0.92             --
               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2015...     $1.83       $1.69            868
                2014...     $1.66       $1.83             --
                2013...     $1.25       $1.66             --
                2012...     $1.12       $1.25         14,498
                2011...     $1.11       $1.12         15,435
                2010...     $0.99       $1.11         16,524
                2009...     $0.86       $0.99         16,388
                2008...     $1.35       $0.86         15,630
                2007...     $1.38       $1.35         27,183


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT:
                2015...     $1.17       $1.12        189,950
                2014...     $1.16       $1.17        193,275
                2013...     $1.29       $1.16        221,381
                2012...     $1.23       $1.29        174,884
                2011...     $1.12       $1.23        143,614
                2010...     $1.09       $1.12        132,457
                2009...     $1.01       $1.09        172,660
                2008...     $1.05       $1.01         40,547
                2007...     $1.00(a)    $1.05             --
               AMERICAN FUNDS IS: GLOBAL BOND/SM/
                SUB-ACCOUNT(W):
                2015...     $0.97       $0.92         20,051
                2014...     $0.98       $0.97         14,367
                2013...     $1.03       $0.98          2,094
                2012...     $0.99       $1.03          2,112
                2011...     $1.00       $0.99             --
               AMERICAN FUNDS IS: GLOBAL GROWTH/SM/
                SUB-ACCOUNT(S):
                2015...     $1.26       $1.32          9,765
                2014...     $1.25       $1.26         10,958
                2013...     $0.99       $1.25         13,562
                2012...     $0.82       $0.99         21,376
                2011...     $1.00       $0.82             --
               AMERICAN FUNDS IS: GLOBAL SMALL
                CAPITALIZATION/SM/ SUB-ACCOUNT(X):
                2015...     $1.11       $1.09          1,575
                2014...     $1.11       $1.11          2,382
                2013...     $0.88       $1.11            365
                2012...     $0.76       $0.88            416
                2011...     $1.00       $0.76             --
               AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(U):
                2015...     $1.35       $1.41         27,924
                2014...     $1.27       $1.35         30,536
                2013...     $1.00       $1.27         30,644
                2012...     $0.86       $1.00             --
                2011...     $1.00       $0.86             --
               AMERICAN FUNDS IS: GROWTH-INCOME/SM/
                SUB-ACCOUNT(T):
                2015...     $1.47       $1.46         20,399
                2014...     $1.36       $1.47         19,588
                2013...     $1.04       $1.36         18,016
                2012...     $0.90       $1.04          1,604
                2011...     $1.00       $0.90             --
               AMERICAN FUNDS IS: INTERNATIONAL/SM/
                SUB-ACCOUNT(Y):
                2015...     $1.02       $0.95             --
                2014...     $1.07       $1.02             --
                2013...     $0.90       $1.07             --
                2012...     $0.78       $0.90             --
                2011...     $1.00       $0.78             --
               AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(R):
                2015...     $0.92       $0.87          1,179
                2014...     $1.02       $0.92            757
                2013...     $0.94       $1.02            757
                2012...     $0.81       $0.94            592
                2011...     $1.00       $0.81             --
               AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                SECURITIES/SM/ SUB-ACCOUNT(V):
                2015...     $1.02       $1.02             --
                2014...     $1.00       $1.02             --
                2013...     $1.05       $1.00             --
                2012...     $1.05       $1.05             --
                2011...     $1.00       $1.05             --
               CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                SUB-ACCOUNT(BX):
                2015...     $1.00       $0.95             --

2.05% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2015...     $1.72       $1.62         456,367
                2014...     $1.62       $1.72         534,840
                2013...     $1.29       $1.62         580,350
                2012...     $1.13       $1.29         695,636
                2011...     $1.14       $1.13         814,875
                2010...     $1.02       $1.14         927,888
                2009...     $0.80       $1.02       1,058,370
                2008...     $1.43       $0.80       1,105,658
                2007...     $1.44       $1.43       1,122,083
               FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                2015...     $2.67       $2.57          77,526
                2014...     $2.57       $2.67          79,751
                2013...     $1.93       $2.57          88,459
                2012...     $1.72       $1.93          99,455
                2011...     $1.97       $1.72         110,294
                2010...     $1.56       $1.97          90,621
                2009...     $1.14       $1.56         124,616
                2008...     $1.93       $1.14         124,559
                2007...     $1.71       $1.93         132,394
               FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(AV):
                2015...     $1.80       $1.67           5,960
                2014...     $1.71       $1.80           6,011
                2013...     $1.36       $1.71           7,953
                2012...     $1.22       $1.36           8,020
                2011...     $1.25       $1.22           8,089
                2010...     $1.15       $1.25          41,597
                2009...     $0.93       $1.15          49,483
                2008...     $1.51       $0.93          52,938
                2007...     $1.49       $1.51          89,398
               FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(AT):
                2015...     $1.36       $1.24           6,809
                2014...     $1.38       $1.36           6,663
                2013...     $1.04       $1.38          11,353
                2012...     $0.89       $1.04          11,609
                2011...     $0.95       $0.89           3,602
                2010...     $0.75       $0.95           1,780
                2009...     $0.60       $0.75           4,078
                2008...     $0.91       $0.60           3,981
                2007...     $1.00(a)    $0.91              --
               FRANKLIN SMALL-MID CAP GROWTH VIP
                SUB-ACCOUNT(AU):
                2015...     $1.96       $1.87           1,196
                2014...     $1.87       $1.96             841
                2013...     $1.38       $1.87           5,689
                2012...     $1.27       $1.38           9,800
                2011...     $1.36       $1.27           9,818
                2010...     $1.09       $1.36          10,029
                2009...     $0.77       $1.09          10,828
                2008...     $1.37       $0.77           6,627
                2007...     $1.26       $1.37          14,858
               TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(AW):
                2015...     $1.91       $1.50         136,456
                2014...     $2.12       $1.91         139,024
                2013...     $2.19       $2.12         142,188
                2012...     $1.97       $2.19         155,214
                2011...     $2.39       $1.97         161,622
                2010...     $2.08       $2.39         102,523
                2009...     $1.23       $2.08         136,779
                2008...     $2.65       $1.23         152,138
                2007...     $2.10       $2.65         152,467
               GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                SUB-ACCOUNT(AM)(BS):
                2015...     $1.05       $0.97              --
                2014...     $1.04       $1.05           1,851
                2013...     $1.00       $1.04              --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                SUB-ACCOUNT(I)(AJ):
                2015...     $1.03       $1.00         15,115
                2014...     $1.05       $1.03         16,017
                2013...     $1.06       $1.05         25,926
                2012...     $1.06       $1.06         32,976
                2011...     $1.01       $1.06         12,788
                2010...     $1.00       $1.01          7,085
               INVESCO V.I. AMERICAN VALUE
                SUB-ACCOUNT(N)(AD)(AF):
                2015...     $1.41       $1.25            768
                2014...     $1.32       $1.41            555
                2013...     $1.00       $1.32            607
                2012...     $0.88       $1.00            696
                2011...     $0.89       $0.88             --
                2010...     $0.74       $0.89             --
                2009...     $0.54       $0.74             --
                2008...     $0.95       $0.54             --
                2007...     $1.00(a)    $0.95             --
               INVESCO V.I. COMSTOCK SUB-ACCOUNT(L)(AG):
                2015...     $1.95       $1.79         23,020
                2014...     $1.83       $1.95         23,508
                2013...     $1.37       $1.83         33,201
                2012...     $1.18       $1.37         33,823
                2011...     $1.23       $1.18         16,074
                2010...     $1.09       $1.23         14,726
                2009...     $0.86       $1.09        131,485
                2008...     $1.37       $0.86        171,765
                2007...     $1.43       $1.37        200,070
               INVESCO V.I. EQUITY AND INCOME
                SUB-ACCOUNT(F)(Q)(AH):
                2015...     $1.39       $1.33             --
                2014...     $1.31       $1.39             --
                2013...     $1.07       $1.31             --
                2012...     $0.97       $1.07             --
                2011...     $1.01       $0.97             --
                2010...     $0.96       $1.01             --
                2009...     $0.73       $0.96         20,808
                2008...     $1.21       $0.73         20,986
                2007...     $1.21       $1.21         20,873
               INVESCO V.I. GROWTH AND INCOME
                SUB-ACCOUNT(M)(AI):
                2015...     $1.99       $1.89            829
                2014...     $1.85       $1.99             --
                2013...     $1.41       $1.85             --
                2012...     $1.26       $1.41             --
                2011...     $1.32       $1.26             --
                2010...     $1.20       $1.32             --
                2009...     $0.99       $1.20             --
                2008...     $1.48       $0.99             --
                2007...     $1.48       $1.48          9,948
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(F):
                2015...     $1.34       $1.23         23,313
                2014...     $1.34       $1.34         24,773
                2013...     $0.99       $1.34         31,563
                2012...     $0.89       $0.99         34,876
                2011...     $0.92       $0.89         23,545
                2010...     $0.73       $0.92         21,281
                2009...     $0.62       $0.73         48,920
                2008...     $0.92       $0.62         28,780
                2007...     $1.00(a)    $0.92             --

2.05% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(D):
                2015...     $2.71       $2.44        136,040
                2014...     $2.92       $2.71        141,918
                2013...     $2.38       $2.92        171,990
                2012...     $2.04       $2.38        186,168
                2011...     $2.25       $2.04        189,287
                2010...     $2.11       $2.25        255,087
                2009...     $1.72       $2.11        413,746
                2008...     $2.37       $1.72        433,421
                2007...     $1.68       $2.37        362,849
               IVY FUNDS VIP BALANCED SUB-ACCOUNT(D):
                2015...     $1.95       $1.90         10,968
                2014...     $1.85       $1.95          9,974
                2013...     $1.53       $1.85         40,505
                2012...     $1.39       $1.53         34,452
                2011...     $1.38       $1.39         34,451
                2010...     $1.20       $1.38         57,228
                2009...     $1.08       $1.20         57,705
                2008...     $1.40       $1.08         56,622
                2007...     $1.26       $1.40         46,035
               IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(D):
                2015...     $2.37       $2.30            691
                2014...     $2.20       $2.37             --
                2013...     $1.68       $2.20          8,097
                2012...     $1.45       $1.68         10,590
                2011...     $1.45       $1.45         10,995
                2010...     $1.23       $1.45         11,155
                2009...     $1.01       $1.23         11,526
                2008...     $1.58       $1.01         11,572
                2007...     $1.42       $1.58         14,971
               IVY FUNDS VIP GLOBAL GROWTH SUB-ACCOUNT(D)(BR):
                2015...     $1.86       $1.88         13,164
                2014...     $1.88       $1.86         14,220
                2013...     $1.61       $1.88         33,155
                2012...     $1.39       $1.61         38,388
                2011...     $1.53       $1.39         21,602
                2010...     $1.36       $1.53         17,693
                2009...     $1.09       $1.36         17,377
                2008...     $1.93       $1.09         19,956
                2007...     $1.62       $1.93         16,267
               IVY FUNDS VIP GLOBAL NATURAL RESOURCES
                SUB-ACCOUNT(D):
                2015...     $1.09       $0.83         89,584
                2014...     $1.28       $1.09         88,623
                2013...     $1.22       $1.28        103,420
                2012...     $1.22       $1.22        114,320
                2011...     $1.58       $1.22        153,225
                2010...     $1.38       $1.58        274,648
                2009...     $0.81       $1.38        352,756
                2008...     $2.15       $0.81        343,129
                2007...     $1.53       $2.15        239,160
               IVY FUNDS VIP HIGH INCOME
                SUB-ACCOUNT(AO)(BP)(BQ):
                2015...     $1.03       $0.94        254,080
                2014...     $1.03       $1.03        246,265
                2013...     $1.00       $1.03             --
               IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                SUB-ACCOUNT(D)(G):
                2015...     $1.88       $1.83        262,554
                2014...     $1.89       $1.88        298,841
                2013...     $1.55       $1.89        339,891
                2012...     $1.39       $1.55        399,967
                2011...     $1.65       $1.39        407,375
                2010...     $1.48       $1.65        464,408
                2009...     $1.10       $1.48        557,670
                2008...     $1.95       $1.10        584,012
                2007...     $1.81       $1.95        617,668


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(D):
                2015...     $2.23       $1.98             --
                2014...     $2.31       $2.23             --
                2013...     $1.50       $2.31          5,806
                2012...     $1.37       $1.50          7,307
                2011...     $1.50       $1.37          7,390
                2010...     $1.09       $1.50          5,819
                2009...     $0.79       $1.09          4,128
                2008...     $1.55       $0.79          1,734
                2007...     $1.48       $1.55          1,160
               IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(D):
                2015...     $2.37       $2.19          7,731
                2014...     $2.24       $2.37          8,172
                2013...     $1.76       $2.24         15,573
                2012...     $1.58       $1.76          9,385
                2011...     $1.62       $1.58          8,780
                2010...     $1.26       $1.62          8,855
                2009...     $0.88       $1.26          5,155
                2008...     $1.40       $0.88             --
                2007...     $1.27       $1.40             --
               IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED
                VOLATILITY SUB-ACCOUNT(AP):
                2015...     $1.06       $1.04             --
                2014...     $1.05       $1.06             --
                2013...     $1.00       $1.05             --
               IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE
                -- MANAGED VOLATILITY(AQ):
                2015...     $1.07       $1.04             --
                2014...     $1.05       $1.07             --
                2013...     $1.00       $1.05             --
               IVY FUNDS VIP PATHFINDER MODERATELY CONSERVATIVE
                -- MANAGED VOLATILITY SUB-ACCOUNT(AR):
                2015...     $1.05       $1.02             --
                2014...     $1.04       $1.05          1,821
                2013...     $1.00       $1.04             --
               IVY FUNDS VIP SCIENCE AND TECHNOLOGY
                SUB-ACCOUNT(D):
                2015...     $3.24       $3.08         13,713
                2014...     $3.21       $3.24         14,669
                2013...     $2.10       $3.21         21,221
                2012...     $1.67       $2.10         19,486
                2011...     $1.81       $1.67         19,159
                2010...     $1.64       $1.81         42,779
                2009...     $1.16       $1.64         80,012
                2008...     $1.80       $1.16         85,729
                2007...     $1.48       $1.80         86,554
               IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(D):
                2015...     $2.12       $1.96         72,506
                2014...     $2.02       $2.12         92,499
                2013...     $1.55       $2.02        105,493
                2012...     $1.33       $1.55        126,233
                2011...     $1.56       $1.33        150,729
                2010...     $1.26       $1.56        156,041
                2009...     $0.99       $1.26        206,060
                2008...     $1.37       $0.99        223,922
                2007...     $1.46       $1.37        246,504
               IVY FUNDS VIP VALUE SUB-ACCOUNT(D):
                2015...     $2.02       $1.90         28,752
                2014...     $1.85       $2.02         27,401
                2013...     $1.40       $1.85         50,103
                2012...     $1.20       $1.40         53,540
                2011...     $1.32       $1.20         54,909
                2010...     $1.14       $1.32         67,793
                2009...     $0.92       $1.14         75,913
                2008...     $1.41       $0.92         78,254
                2007...     $1.42       $1.41         87,417

2.05% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2015...     $2.00       $1.96         47,049
                2014...     $1.88       $2.00         48,782
                2013...     $1.60       $1.88         51,056
                2012...     $1.44       $1.60         53,461
                2011...     $1.45       $1.44         55,243
                2010...     $1.37       $1.45         87,051
                2009...     $1.12       $1.37        204,809
                2008...     $1.36       $1.12        158,283
                2007...     $1.26       $1.36        148,207
               JANUS ASPEN: FLEXIBLE BOND SUB-ACCOUNT(BW):
                2015...     $1.00       $0.97          1,491
               JANUS ASPEN: FORTY SUB-ACCOUNT:
                2015...     $2.33       $2.56         14,055
                2014...     $2.20       $2.33         14,797
                2013...     $1.71       $2.20         19,182
                2012...     $1.41       $1.71         24,247
                2011...     $1.55       $1.41         29,009
                2010...     $1.48       $1.55         73,005
                2009...     $1.04       $1.48         82,274
                2008...     $1.90       $1.04         84,332
                2007...     $1.42       $1.90         60,830
               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(E):
                2015...     $2.03       $1.81        111,471
                2014...     $2.35       $2.03        124,773
                2013...     $2.10       $2.35        124,334
                2012...     $1.90       $2.10        144,741
                2011...     $2.86       $1.90        150,377
                2010...     $2.34       $2.86        193,124
                2009...     $1.33       $2.34        264,307
                2008...     $2.84       $1.33        283,491
                2007...     $2.27       $2.84        266,030
               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(C):
                2015...     $1.33       $1.25         11,656
                2014...     $1.25       $1.33         12,016
                2013...     $1.01       $1.25         18,527
                2012...     $0.93       $1.01         24,236
                2011...     $0.98       $0.93         10,087
                2010...     $0.87       $0.98          7,526
                2009...     $0.67       $0.87          9,753
                2008...     $0.95       $0.67          9,672
                2007...     $1.00       $0.95             --
               MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                2015...     $1.58       $1.61            945
                2014...     $1.48       $1.58          1,684
                2013...     $1.10       $1.48          2,412
                2012...     $0.97       $1.10          2,689
                2011...     $1.05       $0.97          7,236
                2010...     $0.83       $1.05          7,300
                2009...     $0.60       $0.83          7,365
                2008...     $1.27       $0.60          7,431
                2007...     $1.18(a)    $1.27          7,402
               MFS(R) VIT II INTERNATIONAL VALUE
                SUB-ACCOUNT(BY):
                2015...     $1.00       $0.96          1,876
               MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(H):
                2015...     $0.68       $0.59         10,046
                2014...     $0.72       $0.68          9,708
                2013...     $0.75       $0.72         16,034
                2012...     $0.64       $0.75         16,094
                2011...     $0.80       $0.64          2,961
                2010...     $0.68       $0.80          5,412
                2009...     $0.41       $0.68          3,548
                2008...     $0.97       $0.41          2,784
                2007...     $1.00(a)    $0.97          5,400


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(CC):
                2015...     $1.01       $0.96             --
                2014...     $0.99       $1.01             --
                2013...     $0.85       $0.99             --
                2012...     $0.76       $0.85          1,873
                2011...     $0.82       $0.76          1,892
                2010...     $0.72       $0.82          3,635
                2009...     $0.58       $0.72             --
                2008...     $0.94       $0.58          2,863
                2007...     $1.00(a)    $0.94          5,553
               MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT(CD):
                2015...     $1.09       $1.05             --
                2014...     $1.07       $1.09             --
                2013...     $0.98       $1.07             --
                2012...     $0.90       $0.98             --
                2011...     $0.93       $0.90        120,435
                2010...     $0.84       $0.93        242,920
                2009...     $0.72       $0.84        244,992
                2008...     $0.97       $0.72        234,217
                2007...     $1.00(a)    $0.97             --
               MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT(CE):
                2015...     $1.08       $1.05         11,544
                2014...     $1.07       $1.08         15,162
                2013...     $1.07       $1.07         21,439
                2012...     $1.04       $1.07        150,766
                2011...     $1.03       $1.04         23,128
                2010...     $0.98       $1.03         50,470
                2009...     $0.93       $0.98         53,274
                2008...     $1.01       $0.93         27,446
                2007...     $1.00(a)    $1.01             --
               MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT(CF):
                2015...     $1.06       $1.01             --
                2014...     $1.03       $1.06             --
                2013...     $0.90       $1.03             --
                2012...     $0.82       $0.90             --
                2011...     $0.87       $0.82             --
                2010...     $0.77       $0.87          6,782
                2009...     $0.64       $0.77          6,840
                2008...     $0.95       $0.64          6,899
                2007...     $1.00(a)    $0.95         18,305
               MORNINGSTAR INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(CG):
                2015...     $1.08       $1.04         61,484
                2014...     $1.07       $1.08         57,369
                2013...     $1.02       $1.07         67,355
                2012...     $0.96       $1.02         69,597
                2011...     $0.97       $0.96        247,852
                2010...     $0.90       $0.97        294,053
                2009...     $0.82       $0.90        108,313
                2008...     $0.99       $0.82         34,164
                2007...     $1.00(a)    $0.99         16,496
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT:
                2015...     $1.32       $1.29            521
                2014...     $1.22       $1.32             --
                2013...     $0.91       $1.22          4,114
                2012...     $0.84       $0.91          1,732
                2011...     $0.88       $0.84          1,954
                2010...     $0.73       $0.88          7,486
                2009...     $0.57       $0.73             --
                2008...     $0.96       $0.57             --
                2007...     $1.00(a)    $0.96             --

2.05% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               OPPENHEIMER INTERNATIONAL GROWTH/VA
                SUB-ACCOUNT(AX):
                2015...     $2.00       $2.02          6,888
                2014...     $2.20       $2.00          7,110
                2013...     $1.78       $2.20          7,954
                2012...     $1.50       $1.78          2,588
                2011...     $1.65       $1.50          6,821
                2010...     $1.47       $1.65         29,927
                2009...     $1.08       $1.47        112,886
                2008...     $1.94       $1.08        143,583
                2007...     $1.75       $1.94        143,379
               OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                SUB-ACCOUNT(P)(AE):
                2015...     $1.48       $1.36          1,366
                2014...     $1.35       $1.48          1,378
                2013...     $0.98       $1.35          6,027
                2012...     $0.85       $0.98             --
                2011...     $0.89       $0.85             --
                2010...     $0.74       $0.89             --
                2009...     $0.55       $0.74             --
                2008...     $0.91       $0.55             --
                2007...     $1.00(a)    $0.91             --
               PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                SUB-ACCOUNT(AN):
                2015...     $1.08       $1.00             --
                2014...     $1.04       $1.08             --
                2013...     $1.00       $1.04             --
               PIMCO VIT LOW DURATION SUB-ACCOUNT(J):
                2015...     $1.00       $0.98         49,715
                2014...     $1.01       $1.00         52,436
                2013...     $1.04       $1.01         53,680
                2012...     $1.00       $1.04         30,367
                2011...     $1.01       $1.00          9,570
                2010...     $1.00       $1.01             --
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(K):
                2015...     $1.09       $1.08         78,971
                2014...     $1.07       $1.09         81,221
                2013...     $1.12       $1.07         80,820
                2012...     $1.04       $1.12         85,851
                2011...     $1.03       $1.04        107,239
                2010...     $1.00       $1.03         90,420
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(B):
                2015...     $1.71       $1.63          1,042
                2014...     $1.55       $1.71          1,858
                2013...     $1.20       $1.55          2,661
                2012...     $1.02       $1.20          2,966
                2011...     $1.02       $1.02          7,478
                2010...     $0.93       $1.02          7,544
                2009...     $0.73       $0.93          7,612
                2008...     $1.36       $0.73          7,680
                2007...     $1.45       $1.36          7,341
               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2015...     $1.70       $1.54          2,726
                2014...     $1.57       $1.70          2,125
                2013...     $1.18       $1.57          2,289
                2012...     $1.01       $1.18          2,745
                2011...     $1.08       $1.01          3,049
                2010...     $0.97       $1.08          3,259
                2009...     $0.76       $0.97          3,372
                2008...     $1.27       $0.76          5,845
                2007...     $1.37       $1.27          6,387


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2015...     $1.44       $1.41         77,083
                2014...     $1.58       $1.44         79,811
                2013...     $1.26       $1.58         83,743
                2012...     $1.05       $1.26         97,806
                2011...     $1.29       $1.05        100,212
                2010...     $1.20       $1.29         99,485
                2009...     $0.98       $1.20        101,465
                2008...     $1.79       $0.98        105,010
                2007...     $1.68       $1.79         98,966
               PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT(O):
                2015...     $1.91       $1.86         13,677
                2014...     $1.72       $1.91         13,509
                2013...     $1.28       $1.72         15,394
                2012...     $1.12       $1.28         17,614
                2011...     $1.21       $1.12         20,398
                2010...     $1.03       $1.21         21,338
                2009...     $0.80       $1.03         21,193
                2008...     $1.33       $0.80         19,593
                2007...     $1.28       $1.33         21,656
               PUTNAM VT VOYAGER SUB-ACCOUNT:
                2015...     $1.87       $1.72          5,902
                2014...     $1.74       $1.87          5,953
                2013...     $1.23       $1.74             --
                2012...     $1.10       $1.23             --
                2011...     $1.37       $1.10         17,532
                2010...     $1.16       $1.37         17,682
                2009...     $0.72       $1.16             --
                2008...     $1.17       $0.72             --
                2007...     $1.13       $1.17             --
               TOPS(R) MANAGED RISK BALANCED ETF
                SUB-ACCOUNT(AA):
                2015...     $1.08       $1.01         77,803
                2014...     $1.07       $1.08         85,679
                2013...     $1.01       $1.07         91,886
                2012...     $1.00       $1.01         98,586
               TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AS):
                2015...     $1.03       $0.96             --
                2014...     $1.03       $1.03             --
                2013...     $1.00       $1.03             --
               TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AB):
                2015...     $1.14       $1.01             --
                2014...     $1.15       $1.14             --
                2013...     $1.01       $1.15             --
                2012...     $1.00       $1.01             --
               TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                SUB-ACCOUNT(AC):
                2015...     $1.12       $1.03             --
                2014...     $1.12       $1.12             --
                2013...     $1.01       $1.12             --
                2012...     $1.00       $1.01             --

2.15% Variable Account Charge

                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT ADVANTUS BOND SUB-ACCOUNT(Z):
                2015...     $1.23       $1.21        172,781
                2014...     $1.19       $1.23        179,991
                2013...     $1.22       $1.19        188,515
                2012...     $1.16       $1.22        185,041
                2011...     $1.10       $1.16        281,464
                2010...     $1.02       $1.10        304,486
                2009...     $0.91       $1.02        312,509
                2008...     $1.07       $0.91        277,862
                2007...     $1.07       $1.07        325,500

2.15% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(Z):
                2015...     $2.33       $2.22         37,926
                2014...     $2.18       $2.33         39,881
                2013...     $1.68       $2.18         42,877
                2012...     $1.46       $1.68         51,091
                2011...     $1.53       $1.46         78,761
                2010...     $1.24       $1.53         83,660
                2009...     $0.93       $1.24         92,566
                2008...     $1.50       $0.93        101,419
                2007...     $1.42       $1.50        106,847
               SFT ADVANTUS INDEX 500 SUB-ACCOUNT(Z):
                2015...     $1.85       $1.83             --
                2014...     $1.67       $1.85             --
                2013...     $1.30       $1.67             --
                2012...     $1.15       $1.30             --
                2011...     $1.15       $1.15             --
                2010...     $1.03       $1.15             --
                2009...     $0.84       $1.03             --
                2008...     $1.36       $0.84             --
                2007...     $1.32       $1.36             --
               SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(Z):
                2015...     $1.42       $1.34         37,583
                2014...     $1.43       $1.42         37,550
                2013...     $1.46       $1.43         52,039
                2012...     $1.29       $1.46         66,307
                2011...     $1.32       $1.29         75,309
                2010...     $1.18       $1.32         77,512
                2009...     $1.03       $1.18         57,266
                2008...     $1.01       $1.03         35,512
                2007...     $0.94       $1.01         56,613
               SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                SUB-ACCOUNT(CA):
                2015...     $1.12       $1.06             --
                2014...     $1.06       $1.12             --
                2013...     $1.00(ak)   $1.06             --
               SFT ADVANTUS MANAGED VOLATILITY EQUITY
                SUB-ACCOUNT(BZ):
                2015...     $1.00       $1.00             --
               SFT ADVANTUS GOVERNMENT MONEY MARKET
                SUB-ACCOUNT(Z)(CB):
                2015...     $0.91       $0.89         34,032
                2014...     $0.93       $0.91         35,635
                2013...     $0.95       $0.93         35,929
                2012...     $0.97       $0.95         36,707
                2011...     $0.99       $0.97         53,109
                2010...     $1.01       $0.99         54,985
                2009...     $1.03       $1.01         64,256
                2008...     $1.03       $1.03         63,536
                2007...     $1.01       $1.03         64,202
               SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(Z):
                2015...     $1.07       $1.08         46,308
                2014...     $1.03       $1.07         46,750
                2013...     $1.08       $1.03         49,305
                2012...     $1.06       $1.08         49,779
                2011...     $1.02       $1.06         64,695
                2010...     $0.98       $1.02         64,975
                2009...     $0.92       $0.98         93,634
                2008...     $1.08       $0.92         83,791
                2007...     $1.07       $1.08         58,702


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT ADVANTUS REAL ESTATE SECURITIES
                SUB-ACCOUNT(Z):
                2015...     $2.34       $2.40         22,803
                2014...     $1.83       $2.34         24,494
                2013...     $1.85       $1.83         28,205
                2012...     $1.60       $1.85         28,674
                2011...     $1.55       $1.60         39,542
                2010...     $1.23       $1.55         41,898
                2009...     $1.01       $1.23         55,980
                2008...     $1.62       $1.01         44,083
                2007...     $1.96       $1.62         37,735
               SFT IVY/SM/ GROWTH
                SUB-ACCOUNT(AY)(AZ)(BA)(BB)(BC)(BD)(BE):
                2015...     $2.01       $2.10        146,724
                2014...     $1.81(bo)   $2.01        160,877
               SFT IVY/SM/ SMALL CAP GROWTH
                SUB-ACCOUNT(BF)(BG)(BH):
                2015...     $1.86       $1.75         31,112
                2014...     $1.74(bo)   $1.86         33,521
               SFT PYRAMIS(R) CORE EQUITY
                SUB-ACCOUNT(BI)(BJ)(BK):
                2015...     $2.22       $2.19          7,821
                2014...     $2.02(bo)   $2.22          7,896
               SFT T. ROWE PRICE VALUE SUB-ACCOUNT(BL)(BM)(BN):
                2015...     $2.14       $2.05         52,364
                2014...     $2.00(bo)   $2.14         54,671
               AB VPS DYNAMIC ASSET ALLOCATION
                SUB-ACCOUNT(AL)(BT)(BU):
                2015...     $1.06       $1.03             --
                2014...     $1.04       $1.06             --
                2013...     $1.00       $1.04             --
               AB VPS INTERNATIONAL VALUE SUB-ACCOUNT(BT)(BV):
                2015...     $0.55       $0.55             --
                2014...     $0.60       $0.55             --
                2013...     $0.50       $0.60             --
                2012...     $0.44       $0.50             --
                2011...     $0.56       $0.44             --
                2010...     $0.55       $0.56             --
                2009...     $0.42       $0.55             --
                2008...     $0.92       $0.42             --
                2007...     $1.00(a)    $0.92             --
               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2015...     $1.81       $1.67             --
                2014...     $1.65       $1.81             --
                2013...     $1.24       $1.65             --
                2012...     $1.11       $1.24             --
                2011...     $1.10       $1.11             --
                2010...     $0.99       $1.10             --
                2009...     $0.86       $0.99             --
                2008...     $1.34       $0.86             --
                2007...     $1.38       $1.34             --
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT:
                2015...     $1.16       $1.11         26,866
                2014...     $1.15       $1.16         26,418
                2013...     $1.28       $1.15         30,051
                2012...     $1.22       $1.28         24,715
                2011...     $1.12       $1.22         24,837
                2010...     $1.09       $1.12         28,460
                2009...     $1.01       $1.09         32,226
                2008...     $1.05       $1.01             --
                2007...     $1.00(a)    $1.05         12,897
               AMERICAN FUNDS IS: GLOBAL BOND/SM/
                SUB-ACCOUNT(W):
                2015...     $0.97       $0.91          2,444
                2014...     $0.98       $0.97          2,467
                2013...     $1.03       $0.98          2,490
                2012...     $0.99       $1.03          2,514
                2011...     $1.00       $0.99             --

2.15% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN FUNDS IS: GLOBAL GROWTH/SM/
                SUB-ACCOUNT(S):
                2015...     $1.25       $1.31             --
                2014...     $1.25       $1.25             --
                2013...     $0.99       $1.25             --
                2012...     $0.82       $0.99             --
                2011...     $1.00       $0.82             --
               AMERICAN FUNDS IS: GLOBAL SMALL
                CAPITALIZATION/SM/ SUB-ACCOUNT(X):
                2015...     $1.10       $1.08             --
                2014...     $1.10       $1.10             --
                2013...     $0.88       $1.10             --
                2012...     $0.76       $0.88             --
                2011...     $1.00       $0.76             --
               AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(U):
                2015...     $1.35       $1.41             --
                2014...     $1.27       $1.35             --
                2013...     $1.00       $1.27             --
                2012...     $0.86       $1.00             --
                2011...     $1.00       $0.86             --
               AMERICAN FUNDS IS: GROWTH-INCOME/SM/
                SUB-ACCOUNT(T):
                2015...     $1.47       $1.46         17,564
                2014...     $1.35       $1.47         18,145
                2013...     $1.04       $1.35         19,468
                2012...     $0.90       $1.04         21,772
                2011...     $1.00       $0.90             --
               AMERICAN FUNDS IS: INTERNATIONAL/SM/
                SUB-ACCOUNT(Y):
                2015...     $1.02       $0.95             --
                2014...     $1.07       $1.02             --
                2013...     $0.90       $1.07             --
                2012...     $0.78       $0.90             --
                2011...     $1.00       $0.78             --
               AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(R):
                2015...     $0.92       $0.87          2,888
                2014...     $1.02       $0.92             --
                2013...     $0.93       $1.02          8,243
                2012...     $0.81       $0.93          8,318
                2011...     $1.00       $0.81             --
               AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                SECURITIES/SM/ SUB-ACCOUNT(V):
                2015...     $1.02       $1.01             --
                2014...     $0.99       $1.02             --
                2013...     $1.05       $0.99             --
                2012...     $1.05       $1.05             --
                2011...     $1.00       $1.05             --
               CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                SUB-ACCOUNT(BX):
                2015...     $1.00       $0.95             --
               FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2015...     $1.70       $1.60        114,819
                2014...     $1.60       $1.70        117,726
                2013...     $1.28       $1.60        135,757
                2012...     $1.12       $1.28        161,534
                2011...     $1.14       $1.12        212,704
                2010...     $1.01       $1.14        230,608
                2009...     $0.79       $1.01        240,381
                2008...     $1.42       $0.79        246,440
                2007...     $1.43       $1.42        232,570
               FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                2015...     $2.64       $2.54         32,853
                2014...     $2.54       $2.64         33,167
                2013...     $1.91       $2.54         33,483
                2012...     $1.70       $1.91         33,804
                2011...     $1.95       $1.70         34,129
                2010...     $1.55       $1.95         34,455
                2009...     $1.13       $1.55         39,921
                2008...     $1.92       $1.13         32,964
                2007...     $1.70       $1.92         34,838


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(AV):
                2015...     $1.78       $1.65         2,945
                2014...     $1.69       $1.78         2,973
                2013...     $1.35       $1.69         3,001
                2012...     $1.21       $1.35         3,032
                2011...     $1.25       $1.21         3,063
                2010...     $1.14       $1.25         3,094
                2009...     $0.93       $1.14        18,486
                2008...     $1.51       $0.93        30,335
                2007...     $1.49       $1.51        29,168
               FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(AT):
                2015...     $1.35       $1.23         9,773
                2014...     $1.38       $1.35         9,427
                2013...     $1.03       $1.38        13,612
                2012...     $0.89       $1.03        15,899
                2011...     $0.95       $0.89        16,031
                2010...     $0.75       $0.95        15,913
                2009...     $0.60       $0.75        22,734
                2008...     $0.91       $0.60        14,014
                2007...     $1.00(a)    $0.91            --
               FRANKLIN SMALL-MID CAP GROWTH VIP
                SUB-ACCOUNT(AU):
                2015...     $1.94       $1.85            --
                2014...     $1.85       $1.94            --
                2013...     $1.37       $1.85            --
                2012...     $1.26       $1.37            --
                2011...     $1.35       $1.26            --
                2010...     $1.08       $1.35            --
                2009...     $0.77       $1.08            --
                2008...     $1.37       $0.77            --
                2007...     $1.26       $1.37            --
               TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(AW):
                2015...     $1.88       $1.48        13,073
                2014...     $2.10       $1.88        12,079
                2013...     $2.17       $2.10        11,513
                2012...     $1.96       $2.17        15,305
                2011...     $2.38       $1.96        19,459
                2010...     $2.07       $2.38        18,529
                2009...     $1.22       $2.07        25,438
                2008...     $2.64       $1.22        17,817
                2007...     $2.10       $2.64        20,332
               GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                SUB-ACCOUNT(AM)(BS):
                2015...     $1.05       $0.97            --
                2014...     $1.03       $1.05            --
                2013...     $1.00       $1.03            --
               GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                SUB-ACCOUNT(I)(AJ):
                2015...     $1.02       $0.99        11,055
                2014...     $1.04       $1.02        11,091
                2013...     $1.06       $1.04        10,428
                2012...     $1.06       $1.06         8,816
                2011...     $1.01       $1.06         8,567
                2010...     $1.00       $1.01         8,147
               INVESCO V.I. AMERICAN VALUE
                SUB-ACCOUNT(N)(AD)(AF):
                2015...     $1.40       $1.24            --
                2014...     $1.31       $1.40            --
                2013...     $1.00       $1.31         2,941
                2012...     $0.87       $1.00         2,969
                2011...     $0.88       $0.87         2,998
                2010...     $0.74       $0.88         3,026
                2009...     $0.54       $0.74         1,646
                2008...     $0.95       $0.54            --
                2007...     $1.00(a)    $0.95            --

2.15% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               INVESCO V.I. COMSTOCK SUB-ACCOUNT(L)(AG):
                2015...     $1.93       $1.77         3,966
                2014...     $1.81       $1.93         3,882
                2013...     $1.36       $1.81        11,282
                2012...     $1.17       $1.36        12,139
                2011...     $1.22       $1.17        12,419
                2010...     $1.08       $1.22        12,150
                2009...     $0.86       $1.08         3,218
                2008...     $1.37       $0.86            --
                2007...     $1.43       $1.37         3,143
               INVESCO V.I. EQUITY AND INCOME
                SUB-ACCOUNT(F)(Q)(AH):
                2015...     $1.38       $1.31            --
                2014...     $1.29       $1.38            --
                2013...     $1.06       $1.29            --
                2012...     $0.96       $1.06            --
                2011...     $1.00       $0.96            --
                2010...     $0.95       $1.00            --
                2009...     $0.73       $0.95            --
                2008...     $1.21       $0.73            --
                2007...     $1.21       $1.21            --
               INVESCO V.I. GROWTH AND INCOME
                SUB-ACCOUNT(M)(AI):
                2015...     $1.97       $1.87            --
                2014...     $1.83       $1.97            --
                2013...     $1.40       $1.83            --
                2012...     $1.25       $1.40            --
                2011...     $1.31       $1.25            --
                2010...     $1.19       $1.31            --
                2009...     $0.98       $1.19            --
                2008...     $1.48       $0.98            --
                2007...     $1.47       $1.48            --
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(F):
                2015...     $1.33       $1.22         5,089
                2014...     $1.33       $1.33         5,127
                2013...     $0.99       $1.33         5,019
                2012...     $0.89       $0.99         6,026
                2011...     $0.92       $0.89         5,881
                2010...     $0.73       $0.92         5,861
                2009...     $0.62       $0.73            --
                2008...     $0.92       $0.62            --
                2007...     $1.00(a)    $0.92            --
               IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(D):
                2015...     $2.68       $2.41        35,204
                2014...     $2.89       $2.68        46,661
                2013...     $2.36       $2.89        35,708
                2012...     $2.02       $2.36        34,016
                2011...     $2.23       $2.02        40,071
                2010...     $2.10       $2.23        37,599
                2009...     $1.71       $2.10        56,312
                2008...     $2.36       $1.71         9,398
                2007...     $1.67       $2.36        10,944
               IVY FUNDS VIP BALANCED SUB-ACCOUNT(D):
                2015...     $1.93       $1.88        33,969
                2014...     $1.83       $1.93        15,808
                2013...     $1.51       $1.83        29,317
                2012...     $1.38       $1.51            --
                2011...     $1.37       $1.38            --
                2010...     $1.19       $1.37            --
                2009...     $1.08       $1.19            --
                2008...     $1.39       $1.08            --
                2007...     $1.25       $1.39            --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(D):
                2015...     $2.34       $2.27          6,078
                2014...     $2.18       $2.34          6,136
                2013...     $1.67       $2.18          6,194
                2012...     $1.44       $1.67          6,253
                2011...     $1.44       $1.44          6,313
                2010...     $1.22       $1.44          6,373
                2009...     $1.01       $1.22          6,434
                2008...     $1.58       $1.01             --
                2007...     $1.41       $1.58             --
               IVY FUNDS VIP GLOBAL GROWTH SUB-ACCOUNT(D)(BR):
                2015...     $1.83       $1.86          6,434
                2014...     $1.86       $1.83          6,650
                2013...     $1.59       $1.86          6,542
                2012...     $1.38       $1.59          6,836
                2011...     $1.52       $1.38          6,955
                2010...     $1.35       $1.52          6,144
                2009...     $1.09       $1.35             --
                2008...     $1.92       $1.09             --
                2007...     $1.62       $1.92             --
               IVY FUNDS VIP GLOBAL NATURAL RESOURCES
                SUB-ACCOUNT(D):
                2015...     $1.08       $0.82          8,599
                2014...     $1.27       $1.08          8,009
                2013...     $1.21       $1.27         16,271
                2012...     $1.21       $1.21         26,459
                2011...     $1.57       $1.21         21,553
                2010...     $1.37       $1.57         18,098
                2009...     $0.81       $1.37         28,740
                2008...     $2.14       $0.81             --
                2007...     $1.53       $2.14             --
               IVY FUNDS VIP HIGH INCOME
                SUB-ACCOUNT(AO)(BP)(BQ):
                2015...     $1.02       $0.94        240,669
                2014...     $1.03       $1.02        239,766
                2013...     $1.00       $1.03             --
               IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                SUB-ACCOUNT(D)(G):
                2015...     $1.86       $1.80         68,456
                2014...     $1.87       $1.86         67,672
                2013...     $1.53       $1.87         72,366
                2012...     $1.38       $1.53         83,093
                2011...     $1.64       $1.38        102,531
                2010...     $1.47       $1.64        102,629
                2009...     $1.10       $1.47        103,487
                2008...     $1.94       $1.10        109,049
                2007...     $1.80       $1.94        106,151
               IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(D):
                2015...     $2.20       $1.96             --
                2014...     $2.29       $2.20             --
                2013...     $1.49       $2.29             --
                2012...     $1.36       $1.49             --
                2011...     $1.49       $1.36             --
                2010...     $1.08       $1.49             --
                2009...     $0.78       $1.08             --
                2008...     $1.54       $0.78             --
                2007...     $1.48       $1.54             --
               IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(D):
                2015...     $2.35       $2.16             --
                2014...     $2.22       $2.35             --
                2013...     $1.75       $2.22             --
                2012...     $1.57       $1.75             --
                2011...     $1.62       $1.57             --
                2010...     $1.25       $1.62             --
                2009...     $0.87       $1.25             --
                2008...     $1.40       $0.87             --
                2007...     $1.27       $1.40             --

2.15% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED
                VOLATILITY SUB-ACCOUNT(AP):
                2015...     $1.06       $1.03            --
                2014...     $1.04       $1.06            --
                2013...     $1.00       $1.04            --
               IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE
                -- MANAGED VOLATILITY(AQ):
                2015...     $1.07       $1.04            --
                2014...     $1.05       $1.07            --
                2013...     $1.00       $1.05            --
               IVY FUNDS VIP PATHFINDER MODERATELY CONSERVATIVE
                -- MANAGED VOLATILITY SUB-ACCOUNT(AR):
                2015...     $1.05       $1.02            --
                2014...     $1.04       $1.05            --
                2013...     $1.00       $1.04            --
               IVY FUNDS VIP SCIENCE AND TECHNOLOGY
                SUB-ACCOUNT(D):
                2015...     $3.20       $3.04         8,368
                2014...     $3.18       $3.20        11,166
                2013...     $2.08       $3.18        11,894
                2012...     $1.66       $2.08        10,561
                2011...     $1.80       $1.66        12,582
                2010...     $1.63       $1.80        11,790
                2009...     $1.16       $1.63        12,534
                2008...     $1.79       $1.16            --
                2007...     $1.47       $1.79            --
               IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(D):
                2015...     $2.10       $1.94        14,804
                2014...     $2.00       $2.10        15,177
                2013...     $1.53       $2.00        17,784
                2012...     $1.32       $1.53        21,332
                2011...     $1.55       $1.32        33,235
                2010...     $1.25       $1.55        33,764
                2009...     $0.99       $1.25        42,857
                2008...     $1.37       $0.99        34,405
                2007...     $1.46       $1.37        34,272
               IVY FUNDS VIP VALUE SUB-ACCOUNT(D):
                2015...     $1.99       $1.87         5,540
                2014...     $1.84       $1.99        18,391
                2013...     $1.39       $1.84        22,036
                2012...     $1.19       $1.39            --
                2011...     $1.31       $1.19            --
                2010...     $1.13       $1.31            --
                2009...     $0.91       $1.13            --
                2008...     $1.41       $0.91            --
                2007...     $1.41       $1.41            --
               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2015...     $1.97       $1.94            --
                2014...     $1.86       $1.97            --
                2013...     $1.59       $1.86            --
                2012...     $1.43       $1.59            --
                2011...     $1.44       $1.43            --
                2010...     $1.36       $1.44            --
                2009...     $1.11       $1.36            --
                2008...     $1.35       $1.11            --
                2007...     $1.25       $1.35            --
               JANUS ASPEN: FLEXIBLE BOND SUB-ACCOUNT(BW):
                2015...     $1.00       $0.97            --
               JANUS ASPEN: FORTY SUB-ACCOUNT:
                2015...     $2.31       $2.53            --
                2014...     $2.17       $2.31            --
                2013...     $1.70       $2.17            --
                2012...     $1.40       $1.70            --
                2011...     $1.54       $1.40            --
                2010...     $1.47       $1.54            --
                2009...     $1.03       $1.47         9,766
                2008...     $1.89       $1.03            --
                2007...     $1.42       $1.89            --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(E):
                2015...     $2.00       $1.79        24,659
                2014...     $2.33       $2.00        26,114
                2013...     $2.08       $2.33        26,770
                2012...     $1.88       $2.08        28,138
                2011...     $2.84       $1.88        40,488
                2010...     $2.32       $2.84        37,200
                2009...     $1.32       $2.32        42,683
                2008...     $2.83       $1.32        42,385
                2007...     $2.26       $2.83        42,152
               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(C):
                2015...     $1.32       $1.24         5,124
                2014...     $1.24       $1.32         5,065
                2013...     $1.01       $1.24         5,211
                2012...     $0.93       $1.01         5,766
                2011...     $0.98       $0.93         5,591
                2010...     $0.87       $0.98         5,269
                2009...     $0.67       $0.87        18,861
                2008...     $0.95       $0.67            --
                2007...     $1.00       $0.95            --
               MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                2015...     $1.56       $1.60            --
                2014...     $1.47       $1.56            --
                2013...     $1.09       $1.47           198
                2012...     $0.96       $1.09           806
                2011...     $1.05       $0.96         1,495
                2010...     $0.83       $1.05         2,215
                2009...     $0.60       $0.83         3,015
                2008...     $1.26       $0.60         3,971
                2007...     $1.18(a)    $1.26         4,416
               MFS(R) VIT II INTERNATIONAL VALUE
                SUB-ACCOUNT(BY):
                2015...     $1.00       $0.96            --
               MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(H):
                2015...     $0.67       $0.59        20,133
                2014...     $0.72       $0.67        18,607
                2013...     $0.74       $0.72        17,961
                2012...     $0.63       $0.74        16,854
                2011...     $0.79       $0.63        16,734
                2010...     $0.68       $0.79        15,080
                2009...     $0.41       $0.68        11,188
                2008...     $0.97       $0.41            --
                2007...     $1.00(a)    $0.97            --
               MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(CC):
                2015...     $1.00       $0.95            --
                2014...     $0.98       $1.00            --
                2013...     $0.85       $0.98            --
                2012...     $0.76       $0.85            --
                2011...     $0.82       $0.76            --
                2010...     $0.72       $0.82            --
                2009...     $0.58       $0.72            --
                2008...     $0.94       $0.58            --
                2007...     $1.00(a)    $0.94            --
               MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT(CD):
                2015...     $1.09       $1.04            --
                2014...     $1.06       $1.09            --
                2013...     $0.97       $1.06            --
                2012...     $0.89       $0.97            --
                2011...     $0.92       $0.89            --
                2010...     $0.84       $0.92            --
                2009...     $0.72       $0.84            --
                2008...     $0.97       $0.72            --
                2007...     $1.00(a)    $0.97            --

2.15% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT(CE):
                2015...     $1.07       $1.04             --
                2014...     $1.07       $1.07         71,355
                2013...     $1.06       $1.07         72,037
                2012...     $1.03       $1.06         72,724
                2011...     $1.02       $1.03        109,755
                2010...     $0.98       $1.02        120,239
                2009...     $0.93       $0.98        121,386
                2008...     $1.01       $0.93             --
                2007...     $1.00(a)    $1.01             --
               MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT(CF):
                2015...     $1.05       $1.00         62,100
                2014...     $1.03       $1.05         62,693
                2013...     $0.90       $1.03         63,291
                2012...     $0.81       $0.90         47,500
                2011...     $0.86       $0.81         47,988
                2010...     $0.77       $0.86         48,480
                2009...     $0.63       $0.77          8,222
                2008...     $0.95       $0.63             --
                2007...     $1.00(a)    $0.95             --
               MORNINGSTAR INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(CG):
                2015...     $1.07       $1.03         29,262
                2014...     $1.06       $1.07        107,879
                2013...     $1.01       $1.06        109,723
                2012...     $0.96       $1.01        185,476
                2011...     $0.97       $0.96        269,028
                2010...     $0.90       $0.97        283,836
                2009...     $0.82       $0.90        285,542
                2008...     $0.99       $0.82             --
                2007...     $1.00(a)    $0.99             --
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT:
                2015...     $1.31       $1.28             --
                2014...     $1.22       $1.31             --
                2013...     $0.91       $1.22             --
                2012...     $0.84       $0.91             --
                2011...     $0.88       $0.84             --
                2010...     $0.73       $0.88             --
                2009...     $0.57       $0.73             --
                2008...     $0.96       $0.57             --
                2007...     $1.00(a)    $0.96             --
               OPPENHEIMER INTERNATIONAL GROWTH/VA
                SUB-ACCOUNT(AX):
                2015...     $1.98       $1.99         15,517
                2014...     $2.18       $1.98         15,790
                2013...     $1.77       $2.18         18,475
                2012...     $1.48       $1.77         18,958
                2011...     $1.64       $1.48         19,177
                2010...     $1.46       $1.64         19,174
                2009...     $1.08       $1.46         17,589
                2008...     $1.93       $1.08         12,906
                2007...     $1.75       $1.93         14,450
               OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                SUB-ACCOUNT(P)(AE):
                2015...     $1.47       $1.35             --
                2014...     $1.34       $1.47             --
                2013...     $0.97       $1.34          2,979
                2012...     $0.85       $0.97          3,007
                2011...     $0.89       $0.85          3,036
                2010...     $0.74       $0.89          3,065
                2009...     $0.55       $0.74          1,660
                2008...     $0.90       $0.55             --
                2007...     $1.00(a)    $0.90             --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                SUB-ACCOUNT(AN):
                2015...     $1.07       $0.99            --
                2014...     $1.04       $1.07            --
                2013...     $1.00       $1.04            --
               PIMCO VIT LOW DURATION SUB-ACCOUNT(J):
                2015...     $1.00       $0.98        21,036
                2014...     $1.01       $1.00        11,309
                2013...     $1.03       $1.01        10,709
                2012...     $1.00       $1.03         9,101
                2011...     $1.01       $1.00         9,021
                2010...     $1.00       $1.01         8,260
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(K):
                2015...     $1.09       $1.07        18,479
                2014...     $1.07       $1.09        18,791
                2013...     $1.11       $1.07        18,110
                2012...     $1.04       $1.11        15,221
                2011...     $1.03       $1.04        15,654
                2010...     $1.00       $1.03        14,510
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(B):
                2015...     $1.69       $1.61            --
                2014...     $1.53       $1.69            --
                2013...     $1.18       $1.53            --
                2012...     $1.01       $1.18            --
                2011...     $1.02       $1.01            --
                2010...     $0.92       $1.02            --
                2009...     $0.73       $0.92            --
                2008...     $1.35       $0.73            --
                2007...     $1.45       $1.35            --
               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2015...     $1.68       $1.52            --
                2014...     $1.55       $1.68            --
                2013...     $1.17       $1.55            --
                2012...     $1.00       $1.17            --
                2011...     $1.08       $1.00            --
                2010...     $0.96       $1.08            --
                2009...     $0.76       $0.96            --
                2008...     $1.26       $0.76            --
                2007...     $1.37       $1.26            --
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2015...     $1.42       $1.39        18,140
                2014...     $1.56       $1.42        18,950
                2013...     $1.24       $1.56        18,833
                2012...     $1.04       $1.24        22,643
                2011...     $1.28       $1.04        26,374
                2010...     $1.19       $1.28        24,670
                2009...     $0.98       $1.19        25,123
                2008...     $1.78       $0.98        29,044
                2007...     $1.68       $1.78        25,185
               PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT(O):
                2015...     $1.89       $1.84            --
                2014...     $1.70       $1.89            --
                2013...     $1.27       $1.70            --
                2012...     $1.11       $1.27            --
                2011...     $1.20       $1.11            --
                2010...     $1.02       $1.20            --
                2009...     $0.79       $1.02            --
                2008...     $1.32       $0.79            --
                2007...     $1.28       $1.32            --

2.15% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               PUTNAM VT VOYAGER SUB-ACCOUNT:
                2015...     $1.85       $1.70             --
                2014...     $1.72       $1.85             --
                2013...     $1.22       $1.72             --
                2012...     $1.09       $1.22             --
                2011...     $1.36       $1.09             --
                2010...     $1.15       $1.36             --
                2009...     $0.72       $1.15             --
                2008...     $1.16       $0.72             --
                2007...     $1.13       $1.16             --
               TOPS(R) MANAGED RISK BALANCED ETF
                SUB-ACCOUNT(AA):
                2015...     $1.08       $1.01             --
                2014...     $1.07       $1.08             --
                2013...     $1.01       $1.07             --
                2012...     $1.00       $1.01             --
               TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AS):
                2015...     $1.03       $0.96        244,786
                2014...     $1.03       $1.03        247,124
                2013...     $1.00       $1.03             --
               TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AB):
                2015...     $1.14       $1.01             --
                2014...     $1.15       $1.14             --
                2013...     $1.01       $1.15             --
                2012...     $1.00       $1.01             --
               TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                SUB-ACCOUNT(AC):
                2015...     $1.12       $1.03             --
                2014...     $1.11       $1.12             --
                2013...     $1.01       $1.11             --
                2012...     $1.00       $1.01             --

2.25% Variable Account Charge

                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT ADVANTUS BOND SUB-ACCOUNT(Z):
                2015...     $1.22       $1.19        136,675
                2014...     $1.17       $1.22        137,029
                2013...     $1.21       $1.17        139,189
                2012...     $1.15       $1.21        130,471
                2011...     $1.09       $1.15        113,942
                2010...     $1.02       $1.09        213,107
                2009...     $0.90       $1.02        168,711
                2008...     $1.07       $0.90        188,405
                2007...     $1.07       $1.07        225,144
               SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(Z):
                2015...     $2.31       $2.20         61,616
                2014...     $2.16       $2.31         62,630
                2013...     $1.66       $2.16         64,593
                2012...     $1.45       $1.66         68,241
                2011...     $1.52       $1.45         69,204
                2010...     $1.23       $1.52         74,996
                2009...     $0.92       $1.23         46,823
                2008...     $1.49       $0.92         46,135
                2007...     $1.42       $1.49         52,253
               SFT ADVANTUS INDEX 500 SUB-ACCOUNT(Z):
                2015...     $1.83       $1.81         20,719
                2014...     $1.66       $1.83         24,141
                2013...     $1.29       $1.66         25,030
                2012...     $1.14       $1.29         25,972
                2011...     $1.15       $1.14         27,705
                2010...     $1.02       $1.15             --
                2009...     $0.83       $1.02             --
                2008...     $1.36       $0.83             --
                2007...     $1.32       $1.36             --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(Z):
                2015...     $1.41       $1.32         78,872
                2014...     $1.42       $1.41         79,693
                2013...     $1.45       $1.42         81,414
                2012...     $1.28       $1.45         78,969
                2011...     $1.31       $1.28         99,823
                2010...     $1.18       $1.31         70,642
                2009...     $1.02       $1.18         21,897
                2008...     $1.00       $1.02         99,343
                2007...     $0.94       $1.00          6,734
               SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                SUB-ACCOUNT(CA):
                2015...     $1.12       $1.06             --
                2014...     $1.06       $1.12             --
                2013...     $1.00(ak)   $1.06             --
               SFT ADVANTUS MANAGED VOLATILITY EQUITY
                SUB-ACCOUNT(BZ):
                2015...     $1.00       $1.00             --
               SFT ADVANTUS GOVERNMENT MONEY MARKET
                SUB-ACCOUNT(Z)(CB):
                2015...     $0.90       $0.88         18,720
                2014...     $0.92       $0.90         18,077
                2013...     $0.94       $0.92         17,633
                2012...     $0.96       $0.94         17,867
                2011...     $0.98       $0.96         14,825
                2010...     $1.00       $0.98         45,577
                2009...     $1.02       $1.00        129,975
                2008...     $1.03       $1.02         45,863
                2007...     $1.00       $1.03         61,196
               SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(Z):
                2015...     $1.06       $1.07         29,395
                2014...     $1.02       $1.06         30,318
                2013...     $1.07       $1.02         30,973
                2012...     $1.06       $1.07         29,789
                2011...     $1.01       $1.06         27,409
                2010...     $0.97       $1.01         28,945
                2009...     $0.92       $0.97         25,941
                2008...     $1.08       $0.92         12,866
                2007...     $1.07       $1.08          4,807
               SFT ADVANTUS REAL ESTATE SECURITIES
                SUB-ACCOUNT(Z):
                2015...     $2.31       $2.37         29,583
                2014...     $1.81       $2.31         31,818
                2013...     $1.83       $1.81         34,361
                2012...     $1.59       $1.83         29,859
                2011...     $1.54       $1.59         24,885
                2010...     $1.22       $1.54         56,149
                2009...     $1.00       $1.22         25,848
                2008...     $1.61       $1.00         16,831
                2007...     $1.96       $1.61         20,334
               SFT IVY/SM/ GROWTH
                SUB-ACCOUNT(AY)(AZ)(BA)(BB)(BC)(BD)(BE):
                2015...     $1.99       $2.08        168,680
                2014...     $1.80(bo)   $1.99        176,375
               SFT IVY/SM/ SMALL CAP GROWTH
                SUB-ACCOUNT(BF)(BG)(BH):
                2015...     $1.84       $1.73         38,809
                2014...     $1.73(bo)   $1.84         41,558
               SFT PYRAMIS(R) CORE EQUITY
                SUB-ACCOUNT(BI)(BJ)(BK):
                2015...     $2.19       $2.16          9,148
                2014...     $2.00(bo)   $2.19         11,896
               SFT T. ROWE PRICE VALUE SUB-ACCOUNT(BL)(BM)(BN):
                2015...     $2.12       $2.03        165,070
                2014...     $1.98(bo)   $2.12        169,763
               AB VPS DYNAMIC ASSET ALLOCATION
                SUB-ACCOUNT(AL)(BT)(BU):
                2015...     $1.06       $1.02          2,660
                2014...     $1.04       $1.06          3,133
                2013...     $1.00       $1.04          3,505

2.25% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AB VPS INTERNATIONAL VALUE SUB-ACCOUNT(BT)(BV):
                2015...     $0.54       $0.54             --
                2014...     $0.59       $0.54             --
                2013...     $0.49       $0.59             --
                2012...     $0.44       $0.49             --
                2011...     $0.56       $0.44             --
                2010...     $0.55       $0.56             --
                2009...     $0.42       $0.55         35,635
                2008...     $0.92       $0.42             --
                2007...     $1.00(a)    $0.92             --
               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2015...     $1.79       $1.65             --
                2014...     $1.63       $1.79             --
                2013...     $1.23       $1.63             --
                2012...     $1.10       $1.23             --
                2011...     $1.09       $1.10             --
                2010...     $0.98       $1.09             --
                2009...     $0.85       $0.98             --
                2008...     $1.34       $0.85             --
                2007...     $1.37       $1.34             --
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT:
                2015...     $1.15       $1.10        127,034
                2014...     $1.14       $1.15        134,353
                2013...     $1.28       $1.14        136,510
                2012...     $1.22       $1.28        151,279
                2011...     $1.11       $1.22        174,383
                2010...     $1.08       $1.11        112,286
                2009...     $1.01       $1.08             --
                2008...     $1.05       $1.01             --
                2007...     $1.00(a)    $1.05             --
               AMERICAN FUNDS IS: GLOBAL BOND/SM/
                SUB-ACCOUNT(W):
                2015...     $0.97       $0.91             --
                2014...     $0.98       $0.97             --
                2013...     $1.02       $0.98             --
                2012...     $0.99       $1.02         16,186
                2011...     $1.00       $0.99             --
               AMERICAN FUNDS IS: GLOBAL GROWTH/SM/
                SUB-ACCOUNT(S):
                2015...     $1.25       $1.30             --
                2014...     $1.25       $1.25             --
                2013...     $0.99       $1.25             --
                2012...     $0.82       $0.99             --
                2011...     $1.00       $0.82             --
               AMERICAN FUNDS IS: GLOBAL SMALL
                CAPITALIZATION/SM/ SUB-ACCOUNT(X):
                2015...     $1.10       $1.08          5,286
                2014...     $1.10       $1.10          6,225
                2013...     $0.88       $1.10          6,964
                2012...     $0.76       $0.88             --
                2011...     $1.00       $0.76             --
               AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(U):
                2015...     $1.34       $1.40             --
                2014...     $1.26       $1.34             --
                2013...     $0.99       $1.26             --
                2012...     $0.86       $0.99             --
                2011...     $1.00       $0.86             --
               AMERICAN FUNDS IS: GROWTH-INCOME/SM/
                SUB-ACCOUNT(T):
                2015...     $1.46       $1.45             --
                2014...     $1.35       $1.46          2,415
                2013...     $1.03       $1.35          2,908
                2012...     $0.90       $1.03          3,564
                2011...     $1.00       $0.90          4,638
               AMERICAN FUNDS IS: INTERNATIONAL/SM/
                SUB-ACCOUNT(Y):
                2015...     $1.01       $0.94             --
                2014...     $1.06       $1.01             --
                2013...     $0.89       $1.06             --
                2012...     $0.78       $0.89             --
                2011...     $1.00       $0.78             --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(R):
                2015...     $0.91       $0.87             --
                2014...     $1.02       $0.91             --
                2013...     $0.93       $1.02             --
                2012...     $0.81       $0.93             --
                2011...     $1.00       $0.81             --
               AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                SECURITIES/SM/ SUB-ACCOUNT(V):
                2015...     $1.02       $1.01             --
                2014...     $0.99       $1.02             --
                2013...     $1.04       $0.99             --
                2012...     $1.05       $1.04             --
                2011...     $1.00       $1.05             --
               CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                SUB-ACCOUNT(BX):
                2015...     $1.00       $0.95             --
               FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2015...     $1.68       $1.58         19,904
                2014...     $1.59       $1.68         17,340
                2013...     $1.27       $1.59         18,635
                2012...     $1.11       $1.27         20,551
                2011...     $1.13       $1.11         22,835
                2010...     $1.00       $1.13        139,129
                2009...     $0.79       $1.00        153,927
                2008...     $1.41       $0.79        133,704
                2007...     $1.43       $1.41        145,677
               FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                2015...     $2.61       $2.51          3,944
                2014...     $2.51       $2.61          4,613
                2013...     $1.89       $2.51          4,774
                2012...     $1.69       $1.89          5,507
                2011...     $1.94       $1.69          5,146
                2010...     $1.54       $1.94          4,305
                2009...     $1.13       $1.54          4,725
                2008...     $1.91       $1.13             --
                2007...     $1.70       $1.91             --
               FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(AV):
                2015...     $1.76       $1.63          6,698
                2014...     $1.68       $1.76          7,192
                2013...     $1.34       $1.68          7,678
                2012...     $1.20       $1.34          8,555
                2011...     $1.24       $1.20          8,517
                2010...     $1.14       $1.24          7,242
                2009...     $0.92       $1.14          7,100
                2008...     $1.50       $0.92             --
                2007...     $1.48       $1.50             --
               FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(AT):
                2015...     $1.34       $1.22         32,711
                2014...     $1.37       $1.34         33,723
                2013...     $1.03       $1.37         31,881
                2012...     $0.89       $1.03         33,596
                2011...     $0.94       $0.89         23,018
                2010...     $0.75       $0.94         23,266
                2009...     $0.59       $0.75             --
                2008...     $0.91       $0.59             --
                2007...     $1.00(a)    $0.91             --
               FRANKLIN SMALL-MID CAP GROWTH VIP
                SUB-ACCOUNT(AU):
                2015...     $1.92       $1.83             --
                2014...     $1.83       $1.92             --
                2013...     $1.35       $1.83             --
                2012...     $1.25       $1.35             --
                2011...     $1.34       $1.25             --
                2010...     $1.08       $1.34             --
                2009...     $0.77       $1.08          5,725
                2008...     $1.36       $0.77             --
                2007...     $1.25       $1.36             --

2.25% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(AW):
                2015...     $1.86       $1.46        10,917
                2014...     $2.08       $1.86        11,244
                2013...     $2.15       $2.08        11,525
                2012...     $1.94       $2.15        11,646
                2011...     $2.36       $1.94        10,063
                2010...     $2.05       $2.36            --
                2009...     $1.22       $2.05         2,955
                2008...     $2.63       $1.22            --
                2007...     $2.09       $2.63         6,556
               GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                SUB-ACCOUNT(AM)(BS):
                2015...     $1.05       $0.97            --
                2014...     $1.03       $1.05            --
                2013...     $1.00       $1.03            --
               GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                SUB-ACCOUNT(I)(AJ):
                2015...     $1.02       $0.99        81,782
                2014...     $1.04       $1.02        86,062
                2013...     $1.06       $1.04        86,183
                2012...     $1.05       $1.06        83,298
                2011...     $1.01       $1.05        58,858
                2010...     $1.00       $1.01        55,612
               INVESCO V.I. AMERICAN VALUE
                SUB-ACCOUNT(N)(AD)(AF):
                2015...     $1.39       $1.23            --
                2014...     $1.30       $1.39            --
                2013...     $0.99       $1.30            --
                2012...     $0.87       $0.99            --
                2011...     $0.88       $0.87            --
                2010...     $0.74       $0.88            --
                2009...     $0.54       $0.74            --
                2008...     $0.95       $0.54            --
                2007...     $1.00(a)    $0.95            --
               INVESCO V.I. COMSTOCK SUB-ACCOUNT(L)(AG):
                2015...     $1.91       $1.75        45,046
                2014...     $1.79       $1.91        45,621
                2013...     $1.35       $1.79        46,828
                2012...     $1.16       $1.35        48,630
                2011...     $1.21       $1.16        31,863
                2010...     $1.07       $1.21        32,202
                2009...     $0.85       $1.07            --
                2008...     $1.36       $0.85            --
                2007...     $1.42       $1.36            --
               INVESCO V.I. EQUITY AND INCOME
                SUB-ACCOUNT(F)(Q)(AH):
                2015...     $1.36       $1.30         7,559
                2014...     $1.28       $1.36        11,085
                2013...     $1.05       $1.28        12,494
                2012...     $0.96       $1.05         2,951
                2011...     $1.00       $0.96         3,779
                2010...     $0.94       $1.00            --
                2009...     $0.72       $0.94            --
                2008...     $1.20       $0.72            --
                2007...     $1.21       $1.20            --
               INVESCO V.I. GROWTH AND INCOME
                SUB-ACCOUNT(M)(AI):
                2015...     $1.95       $1.84            --
                2014...     $1.81       $1.95         3,024
                2013...     $1.39       $1.81         3,516
                2012...     $1.24       $1.39         4,273
                2011...     $1.30       $1.24         5,671
                2010...     $1.18       $1.30            --
                2009...     $0.98       $1.18            --
                2008...     $1.47       $0.98            --
                2007...     $1.47       $1.47            --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(F):
                2015...     $1.32       $1.21         43,709
                2014...     $1.32       $1.32         45,371
                2013...     $0.98       $1.32         46,013
                2012...     $0.89       $0.98         47,723
                2011...     $0.91       $0.89         36,878
                2010...     $0.73       $0.91         37,311
                2009...     $0.62       $0.73             --
                2008...     $0.92       $0.62             --
                2007...     $1.00(a)    $0.92             --
               IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(D):
                2015...     $2.65       $2.38         69,525
                2014...     $2.86       $2.65         72,145
                2013...     $2.34       $2.86         73,628
                2012...     $2.01       $2.34         77,050
                2011...     $2.21       $2.01         75,480
                2010...     $2.08       $2.21          4,492
                2009...     $1.70       $2.08         19,371
                2008...     $2.35       $1.70             --
                2007...     $1.67       $2.35             --
               IVY FUNDS VIP BALANCED SUB-ACCOUNT(D):
                2015...     $1.91       $1.86         24,148
                2014...     $1.81       $1.91         27,495
                2013...     $1.50       $1.81         30,967
                2012...     $1.37       $1.50         28,864
                2011...     $1.36       $1.37         32,318
                2010...     $1.19       $1.36             --
                2009...     $1.07       $1.19             --
                2008...     $1.39       $1.07             --
                2007...     $1.25       $1.39             --
               IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(D):
                2015...     $2.31       $2.25         69,015
                2014...     $2.16       $2.31         72,682
                2013...     $1.65       $2.16         73,146
                2012...     $1.43       $1.65         76,211
                2011...     $1.43       $1.43         80,453
                2010...     $1.21       $1.43             --
                2009...     $1.00       $1.21             --
                2008...     $1.57       $1.00             --
                2007...     $1.41       $1.57             --
               IVY FUNDS VIP GLOBAL GROWTH SUB-ACCOUNT(D)(BR):
                2015...     $1.81       $1.83         57,582
                2014...     $1.84       $1.81         59,351
                2013...     $1.58       $1.84         59,973
                2012...     $1.37       $1.58         60,188
                2011...     $1.51       $1.37         42,018
                2010...     $1.34       $1.51         42,440
                2009...     $1.08       $1.34             --
                2008...     $1.91       $1.08             --
                2007...     $1.61       $1.91             --
               IVY FUNDS VIP GLOBAL NATURAL RESOURCES
                SUB-ACCOUNT(D):
                2015...     $1.07       $0.81         16,470
                2014...     $1.26       $1.07         17,943
                2013...     $1.20       $1.26         18,133
                2012...     $1.20       $1.20         17,239
                2011...     $1.56       $1.20         12,847
                2010...     $1.37       $1.56          7,190
                2009...     $0.81       $1.37         12,051
                2008...     $2.14       $0.81             --
                2007...     $1.52       $2.14             --
               IVY FUNDS VIP HIGH INCOME
                SUB-ACCOUNT(AO)(BP)(BQ):
                2015...     $1.02       $0.93        100,241
                2014...     $1.03       $1.02        101,347
                2013...     $1.00       $1.03             --

2.25% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                SUB-ACCOUNT(D)(G):
                2015...     $1.84       $1.78        72,590
                2014...     $1.86       $1.84        73,432
                2013...     $1.52       $1.86        74,658
                2012...     $1.37       $1.52        77,817
                2011...     $1.63       $1.37        58,106
                2010...     $1.46       $1.63        95,742
                2009...     $1.09       $1.46        59,480
                2008...     $1.93       $1.09        51,883
                2007...     $1.80       $1.93        68,591
               IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(D):
                2015...     $2.18       $1.93        19,052
                2014...     $2.27       $2.18        19,931
                2013...     $1.47       $2.27        20,133
                2012...     $1.35       $1.47        20,345
                2011...     $1.48       $1.35        15,364
                2010...     $1.08       $1.48            --
                2009...     $0.78       $1.08            --
                2008...     $1.53       $0.78            --
                2007...     $1.47       $1.53            --
               IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(D):
                2015...     $2.32       $2.14        46,963
                2014...     $2.20       $2.32        48,004
                2013...     $1.73       $2.20        49,977
                2012...     $1.56       $1.73        53,093
                2011...     $1.61       $1.56        37,091
                2010...     $1.25       $1.61        19,244
                2009...     $0.87       $1.25         8,071
                2008...     $1.40       $0.87            --
                2007...     $1.27       $1.40            --
               IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED
                VOLATILITY SUB-ACCOUNT(AP):
                2015...     $1.06       $1.03            --
                2014...     $1.04       $1.06            --
                2013...     $1.00       $1.04            --
               IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE
                -- MANAGED VOLATILITY(AQ):
                2015...     $1.07       $1.04            --
                2014...     $1.05       $1.07            --
                2013...     $1.00       $1.05            --
               IVY FUNDS VIP PATHFINDER MODERATELY CONSERVATIVE
                -- MANAGED VOLATILITY SUB-ACCOUNT(AR):
                2015...     $1.04       $1.02            --
                2014...     $1.04       $1.04            --
                2013...     $1.00       $1.04            --
               IVY FUNDS VIP SCIENCE AND TECHNOLOGY
                SUB-ACCOUNT(D):
                2015...     $3.17       $3.01        15,559
                2014...     $3.15       $3.17        15,982
                2013...     $2.06       $3.15        16,302
                2012...     $1.65       $2.06        15,845
                2011...     $1.79       $1.65        16,013
                2010...     $1.62       $1.79            --
                2009...     $1.15       $1.62         8,123
                2008...     $1.78       $1.15            --
                2007...     $1.47       $1.78            --
               IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(D):
                2015...     $2.08       $1.92        35,253
                2014...     $1.98       $2.08        35,905
                2013...     $1.52       $1.98        37,572
                2012...     $1.31       $1.52        41,220
                2011...     $1.54       $1.31        44,994
                2010...     $1.24       $1.54        33,642
                2009...     $0.98       $1.24        46,412
                2008...     $1.36       $0.98        42,298
                2007...     $1.45       $1.36        47,542


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP VALUE SUB-ACCOUNT(D):
                2015...     $1.97       $1.85         7,039
                2014...     $1.82       $1.97         8,290
                2013...     $1.37       $1.82         9,275
                2012...     $1.18       $1.37         5,468
                2011...     $1.30       $1.18            --
                2010...     $1.12       $1.30            --
                2009...     $0.91       $1.12        11,551
                2008...     $1.40       $0.91            --
                2007...     $1.41       $1.40            --
               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2015...     $1.95       $1.92            --
                2014...     $1.84       $1.95            --
                2013...     $1.57       $1.84            --
                2012...     $1.42       $1.57            --
                2011...     $1.43       $1.42            --
                2010...     $1.36       $1.43            --
                2009...     $1.10       $1.36            --
                2008...     $1.34       $1.10            --
                2007...     $1.25       $1.34            --
               JANUS ASPEN: FLEXIBLE BOND SUB-ACCOUNT(BW):
                2015...     $1.00       $0.97            --
               JANUS ASPEN: FORTY SUB-ACCOUNT:
                2015...     $2.28       $2.50            --
                2014...     $2.15       $2.28         1,361
                2013...     $1.68       $2.15         1,559
                2012...     $1.39       $1.68         7,581
                2011...     $1.53       $1.39         2,446
                2010...     $1.47       $1.53            --
                2009...     $1.03       $1.47            --
                2008...     $1.88       $1.03            --
                2007...     $1.41       $1.88            --
               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(E):
                2015...     $1.98       $1.77        19,181
                2014...     $2.31       $1.98        15,032
                2013...     $2.06       $2.31        14,440
                2012...     $1.87       $2.06        20,796
                2011...     $2.82       $1.87        13,230
                2010...     $2.31       $2.82        19,217
                2009...     $1.32       $2.31        27,702
                2008...     $2.82       $1.32        22,156
                2007...     $2.25       $2.82        21,615
               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(C):
                2015...     $1.31       $1.23        46,742
                2014...     $1.23       $1.31        47,769
                2013...     $1.00       $1.23        48,612
                2012...     $0.93       $1.00        49,488
                2011...     $0.98       $0.93        30,667
                2010...     $0.87       $0.98        30,994
                2009...     $0.67       $0.87            --
                2008...     $0.95       $0.67            --
                2007...     $1.00       $0.95            --
               MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                2015...     $1.54       $1.58            --
                2014...     $1.45       $1.54            --
                2013...     $1.08       $1.45            --
                2012...     $0.95       $1.08            --
                2011...     $1.04       $0.95            --
                2010...     $0.82       $1.04            --
                2009...     $0.59       $0.82            --
                2008...     $1.26       $0.59            --
                2007...     $1.17(a)    $1.26            --
               MFS(R) VIT II INTERNATIONAL VALUE
                SUB-ACCOUNT(BY):
                2015...     $1.00       $0.96            --

2.25% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(H):
                2015...     $0.67       $0.58        46,364
                2014...     $0.72       $0.67        55,589
                2013...     $0.74       $0.72        54,529
                2012...     $0.63       $0.74        52,840
                2011...     $0.79       $0.63        40,745
                2010...     $0.68       $0.79        25,853
                2009...     $0.41       $0.68        15,103
                2008...     $0.97       $0.41            --
                2007...     $1.00(a)    $0.97            --
               MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(CC):
                2015...     $1.00       $0.95            --
                2014...     $0.97       $1.00            --
                2013...     $0.84       $0.97            --
                2012...     $0.76       $0.84            --
                2011...     $0.81       $0.76            --
                2010...     $0.72       $0.81            --
                2009...     $0.58       $0.72            --
                2008...     $0.94       $0.58            --
                2007...     $1.00(a)    $0.94            --
               MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT(CD):
                2015...     $1.08       $1.03        71,305
                2014...     $1.06       $1.08        72,059
                2013...     $0.96       $1.06        91,689
                2012...     $0.89       $0.96        93,749
                2011...     $0.92       $0.89        74,366
                2010...     $0.84       $0.92        75,150
                2009...     $0.72       $0.84            --
                2008...     $0.97       $0.72            --
                2007...     $1.00(a)    $0.97            --
               MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT(CE):
                2015...     $1.07       $1.03         5,164
                2014...     $1.06       $1.07         6,081
                2013...     $1.06       $1.06         6,882
                2012...     $1.03       $1.06        11,094
                2011...     $1.02       $1.03        96,086
                2010...     $0.97       $1.02        89,319
                2009...     $0.93       $0.97        40,062
                2008...     $1.01       $0.93            --
                2007...     $1.00(a)    $1.01            --
               MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT(CF):
                2015...     $1.04       $0.99            --
                2014...     $1.02       $1.04            --
                2013...     $0.89       $1.02            --
                2012...     $0.81       $0.89            --
                2011...     $0.86       $0.81            --
                2010...     $0.77       $0.86            --
                2009...     $0.63       $0.77            --
                2008...     $0.95       $0.63            --
                2007...     $1.00(a)    $0.95            --
               MORNINGSTAR INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(CG):
                2015...     $1.07       $1.03        65,425
                2014...     $1.06       $1.07        72,087
                2013...     $1.01       $1.06        91,450
                2012...     $0.95       $1.01        93,698
                2011...     $0.97       $0.95        76,539
                2010...     $0.90       $0.97        68,954
                2009...     $0.82       $0.90            --
                2008...     $0.99       $0.82            --
                2007...     $1.00(a)    $0.99            --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT:
                2015...     $1.30       $1.27             --
                2014...     $1.21       $1.30             --
                2013...     $0.90       $1.21             --
                2012...     $0.83       $0.90             --
                2011...     $0.88       $0.83             --
                2010...     $0.73       $0.88             --
                2009...     $0.57       $0.73             --
                2008...     $0.96       $0.57             --
                2007...     $1.00(a)    $0.96             --
               OPPENHEIMER INTERNATIONAL GROWTH/VA
                SUB-ACCOUNT(AX):
                2015...     $1.95       $1.97             --
                2014...     $2.15       $1.95             --
                2013...     $1.75       $2.15             --
                2012...     $1.47       $1.75             --
                2011...     $1.63       $1.47             --
                2010...     $1.45       $1.63             --
                2009...     $1.07       $1.45             --
                2008...     $1.92       $1.07             --
                2007...     $1.74       $1.92             --
               OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                SUB-ACCOUNT(P)(AE):
                2015...     $1.46       $1.34             --
                2014...     $1.33       $1.46          2,473
                2013...     $0.97       $1.33          2,755
                2012...     $0.84       $0.97          3,762
                2011...     $0.88       $0.84          4,946
                2010...     $0.73       $0.88             --
                2009...     $0.55       $0.73             --
                2008...     $0.90       $0.55             --
                2007...     $1.00(a)    $0.90             --
               PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                SUB-ACCOUNT(AN):
                2015...     $1.07       $0.99             --
                2014...     $1.04       $1.07             --
                2013...     $1.00       $1.04             --
               PIMCO VIT LOW DURATION SUB-ACCOUNT(J):
                2015...     $0.99       $0.97        186,196
                2014...     $1.01       $0.99        194,784
                2013...     $1.03       $1.01        197,963
                2012...     $1.00       $1.03        192,314
                2011...     $1.01       $1.00        175,040
                2010...     $1.00       $1.01         56,587
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(K):
                2015...     $1.08       $1.06        304,691
                2014...     $1.06       $1.08        320,927
                2013...     $1.11       $1.06        308,185
                2012...     $1.04       $1.11        296,190
                2011...     $1.03       $1.04        226,216
                2010...     $1.00       $1.03        131,273
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(B):
                2015...     $1.67       $1.59             --
                2014...     $1.52       $1.67             --
                2013...     $1.17       $1.52             --
                2012...     $1.01       $1.17             --
                2011...     $1.01       $1.01             --
                2010...     $0.92       $1.01             --
                2009...     $0.73       $0.92             --
                2008...     $1.34       $0.73             --
                2007...     $1.45       $1.34             --

2.25% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2015...     $1.67       $1.51            --
                2014...     $1.54       $1.67            --
                2013...     $1.16       $1.54            --
                2012...     $1.00       $1.16            --
                2011...     $1.07       $1.00            --
                2010...     $0.95       $1.07            --
                2009...     $0.75       $0.95            --
                2008...     $1.25       $0.75            --
                2007...     $1.37       $1.25            --
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2015...     $1.41       $1.38            --
                2014...     $1.54       $1.41            --
                2013...     $1.23       $1.54            --
                2012...     $1.03       $1.23            --
                2011...     $1.27       $1.03            --
                2010...     $1.18       $1.27            --
                2009...     $0.97       $1.18            --
                2008...     $1.77       $0.97            --
                2007...     $1.67       $1.77            --
               PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT(O):
                2015...     $1.87       $1.82            --
                2014...     $1.68       $1.87            --
                2013...     $1.26       $1.68            --
                2012...     $1.10       $1.26            --
                2011...     $1.19       $1.10            --
                2010...     $1.02       $1.19            --
                2009...     $0.79       $1.02            --
                2008...     $1.31       $0.79            --
                2007...     $1.27       $1.31            --
               PUTNAM VT VOYAGER SUB-ACCOUNT:
                2015...     $1.83       $1.68            --
                2014...     $1.70       $1.83            --
                2013...     $1.21       $1.70            --
                2012...     $1.09       $1.21            --
                2011...     $1.35       $1.09            --
                2010...     $1.14       $1.35            --
                2009...     $0.71       $1.14            --
                2008...     $1.16       $0.71            --
                2007...     $1.12       $1.16            --
               TOPS(R) MANAGED RISK BALANCED ETF
                SUB-ACCOUNT(AA):
                2015...     $1.08       $1.01            --
                2014...     $1.07       $1.08            --
                2013...     $1.01       $1.07        25,652
                2012...     $1.00       $1.01        27,013
               TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AS):
                2015...     $1.03       $0.95            --
                2014...     $1.03       $1.03            --
                2013...     $1.00       $1.03            --
               TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AB):
                2015...     $1.13       $1.01        30,418
                2014...     $1.14       $1.13        33,400
                2013...     $1.01       $1.14        26,012
                2012...     $1.00       $1.01        27,390
               TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                SUB-ACCOUNT(AC):
                2015...     $1.12       $1.02         5,225
                2014...     $1.11       $1.12         6,154
                2013...     $1.01       $1.11         6,885
                2012...     $1.00       $1.01         6,957



2.30% Variable Account Charge

                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT ADVANTUS BOND SUB-ACCOUNT(Z):
                2015...     $1.21       $1.19         16,796
                2014...     $1.17       $1.21         20,292
                2013...     $1.20       $1.17         50,332
                2012...     $1.15       $1.20         74,439
                2011...     $1.09       $1.15         69,495
                2010...     $1.01       $1.09         95,891
                2009...     $0.90       $1.01         97,161
                2008...     $1.06       $0.90        110,662
                2007...     $1.06       $1.06        130,801
               SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(Z):
                2015...     $2.29       $2.18          2,933
                2014...     $2.15       $2.29          3,678
                2013...     $1.66       $2.15          9,943
                2012...     $1.44       $1.66         16,341
                2011...     $1.51       $1.44         15,645
                2010...     $1.23       $1.51         24,687
                2009...     $0.92       $1.23         27,059
                2008...     $1.49       $0.92         27,579
                2007...     $1.42       $1.49         28,538
               SFT ADVANTUS INDEX 500 SUB-ACCOUNT(Z):
                2015...     $1.82       $1.80             --
                2014...     $1.65       $1.82             --
                2013...     $1.28       $1.65             --
                2012...     $1.13       $1.28             --
                2011...     $1.14       $1.13             --
                2010...     $1.02       $1.14             --
                2009...     $0.83       $1.02             --
                2008...     $1.35       $0.83             --
                2007...     $1.32       $1.35             --
               SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(Z):
                2015...     $1.40       $1.31          8,383
                2014...     $1.41       $1.40          8,902
                2013...     $1.45       $1.41          9,126
                2012...     $1.27       $1.45         15,186
                2011...     $1.31       $1.27          8,529
                2010...     $1.17       $1.31          2,543
                2009...     $1.02       $1.17          2,571
                2008...     $1.00       $1.02          2,599
                2007...     $0.94       $1.00          2,628
               SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                SUB-ACCOUNT(CA):
                2015...     $1.12       $1.06          8,291
                2014...     $1.06       $1.12          7,870
                2013...     $1.00(ak)   $1.06             --
               SFT ADVANTUS MANAGED VOLATILITY EQUITY
                SUB-ACCOUNT(BZ):
                2015...     $1.00       $1.00             --
               SFT ADVANTUS GOVERNMENT MONEY MARKET
                SUB-ACCOUNT(Z)(CB):
                2015...     $0.89       $0.87          2,740
                2014...     $0.91       $0.89          3,594
                2013...     $0.93       $0.91          7,924
                2012...     $0.96       $0.93         28,352
                2011...     $0.98       $0.96        212,677
                2010...     $1.00       $0.98         28,925
                2009...     $1.02       $1.00         27,636
                2008...     $1.02       $1.02         34,372
                2007...     $1.00       $1.02         43,574

2.30% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(Z):
                2015...     $1.05       $1.06            --
                2014...     $1.02       $1.05            --
                2013...     $1.06       $1.02         8,239
                2012...     $1.05       $1.06         6,723
                2011...     $1.01       $1.05         5,594
                2010...     $0.97       $1.01         8,225
                2009...     $0.91       $0.97         3,015
                2008...     $1.08       $0.91         3,516
                2007...     $1.07       $1.08         4,296
               SFT ADVANTUS REAL ESTATE SECURITIES
                SUB-ACCOUNT(Z):
                2015...     $2.30       $2.36         7,099
                2014...     $1.80       $2.30         7,483
                2013...     $1.82       $1.80        10,560
                2012...     $1.58       $1.82        24,911
                2011...     $1.54       $1.58        25,047
                2010...     $1.22       $1.54        30,552
                2009...     $1.00       $1.22        35,896
                2008...     $1.61       $1.00        32,996
                2007...     $1.96       $1.61        33,317
               SFT IVY/SM/ GROWTH
                SUB-ACCOUNT(AY)(AZ)(BA)(BB)(BC)(BD)(BE):
                2015...     $1.98       $2.06        11,391
                2014...     $1.79(bo)   $1.98        14,522
               SFT IVY/SM/ SMALL CAP GROWTH
                SUB-ACCOUNT(BF)(BG)(BH):
                2015...     $1.83       $1.72         1,221
                2014...     $1.72(bo)   $1.83         1,671
               SFT PYRAMIS(R) CORE EQUITY
                SUB-ACCOUNT(BI)(BJ)(BK):
                2015...     $2.18       $2.15        19,299
                2014...     $1.99(bo)   $2.18        16,983
               SFT T. ROWE PRICE VALUE SUB-ACCOUNT(BL)(BM)(BN):
                2015...     $2.10       $2.02         3,710
                2014...     $1.97(bo)   $2.10         3,752
               AB VPS DYNAMIC ASSET ALLOCATION
                SUB-ACCOUNT(AL)(BT)(BU):
                2015...     $1.06       $1.02            --
                2014...     $1.04       $1.06            --
                2013...     $1.00       $1.04            --
               AB VPS INTERNATIONAL VALUE SUB-ACCOUNT(BT)(BV):
                2015...     $0.54       $0.54            --
                2014...     $0.59       $0.54            --
                2013...     $0.49       $0.59            --
                2012...     $0.44       $0.49            --
                2011...     $0.56       $0.44            --
                2010...     $0.55       $0.56            --
                2009...     $0.42       $0.55            --
                2008...     $0.92       $0.42            --
                2007...     $1.00(a)    $0.92            --
               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2015...     $1.78       $1.64            --
                2014...     $1.62       $1.78            --
                2013...     $1.23       $1.62            --
                2012...     $1.10       $1.23            --
                2011...     $1.09       $1.10            --
                2010...     $0.98       $1.09            --
                2009...     $0.85       $0.98            --
                2008...     $1.33       $0.85            --
                2007...     $1.37       $1.33            --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT:
                2015...     $1.15       $1.10            --
                2014...     $1.14       $1.15            --
                2013...     $1.27       $1.14        10,363
                2012...     $1.21       $1.27        25,289
                2011...     $1.11       $1.21         6,948
                2010...     $1.08       $1.11         6,323
                2009...     $1.01       $1.08            --
                2008...     $1.05       $1.01            --
                2007...     $1.00(a)    $1.05            --
               AMERICAN FUNDS IS: GLOBAL BOND/SM/
                SUB-ACCOUNT(W):
                2015...     $0.97       $0.91            --
                2014...     $0.97       $0.97            --
                2013...     $1.02       $0.97            --
                2012...     $0.99       $1.02            --
                2011...     $1.00       $0.99            --
               AMERICAN FUNDS IS: GLOBAL GROWTH/SM/
                SUB-ACCOUNT(S):
                2015...     $1.24       $1.30            --
                2014...     $1.25       $1.24            --
                2013...     $0.99       $1.25            --
                2012...     $0.82       $0.99            --
                2011...     $1.00       $0.82            --
               AMERICAN FUNDS IS: GLOBAL SMALL
                CAPITALIZATION/SM/ SUB-ACCOUNT(X):
                2015...     $1.10       $1.07            --
                2014...     $1.10       $1.10            --
                2013...     $0.88       $1.10            --
                2012...     $0.76       $0.88            --
                2011...     $1.00       $0.76            --
               AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(U):
                2015...     $1.34       $1.40            --
                2014...     $1.26       $1.34            --
                2013...     $0.99       $1.26            --
                2012...     $0.86       $0.99            --
                2011...     $1.00       $0.86            --
               AMERICAN FUNDS IS: GROWTH-INCOME/SM/
                SUB-ACCOUNT(T):
                2015...     $1.46       $1.45            --
                2014...     $1.35       $1.46            --
                2013...     $1.03       $1.35            --
                2012...     $0.90       $1.03            --
                2011...     $1.00       $0.90            --
               AMERICAN FUNDS IS: INTERNATIONAL/SM/
                SUB-ACCOUNT(Y):
                2015...     $1.01       $0.94            --
                2014...     $1.06       $1.01            --
                2013...     $0.89       $1.06            --
                2012...     $0.78       $0.89            --
                2011...     $1.00       $0.78            --
               AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(R):
                2015...     $0.91       $0.86            --
                2014...     $1.01       $0.91            --
                2013...     $0.93       $1.01            --
                2012...     $0.81       $0.93            --
                2011...     $1.00       $0.81            --
               AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                SECURITIES/SM/ SUB-ACCOUNT(V):
                2015...     $1.01       $1.01            --
                2014...     $0.99       $1.01            --
                2013...     $1.04       $0.99            --
                2012...     $1.05       $1.04            --
                2011...     $1.00       $1.05            --
               CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                SUB-ACCOUNT(BX):
                2015...     $1.00       $0.95            --

2.30% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2015...     $1.67       $1.57         11,228
                2014...     $1.58       $1.67         14,313
                2013...     $1.26       $1.58         44,474
                2012...     $1.11       $1.26         69,529
                2011...     $1.12       $1.11         80,978
                2010...     $1.00       $1.12        101,624
                2009...     $0.79       $1.00        103,552
                2008...     $1.41       $0.79        103,588
                2007...     $1.43       $1.41         96,926
               FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                2015...     $2.59       $2.49          9,978
                2014...     $2.50       $2.59         10,359
                2013...     $1.88       $2.50         10,565
                2012...     $1.68       $1.88         26,474
                2011...     $1.93       $1.68         49,173
                2010...     $1.54       $1.93         51,475
                2009...     $1.13       $1.54         54,410
                2008...     $1.91       $1.13         55,105
                2007...     $1.69       $1.91         55,108
               FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(AV):
                2015...     $1.75       $1.62             43
                2014...     $1.67       $1.75             45
                2013...     $1.33       $1.67             46
                2012...     $1.19       $1.33             48
                2011...     $1.23       $1.19             50
                2010...     $1.13       $1.23          2,562
                2009...     $0.92       $1.13          2,491
                2008...     $1.50       $0.92          2,423
                2007...     $1.48       $1.50          2,448
               FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(AT):
                2015...     $1.34       $1.21             --
                2014...     $1.36       $1.34             --
                2013...     $1.02       $1.36             --
                2012...     $0.88       $1.02             --
                2011...     $0.94       $0.88             --
                2010...     $0.75       $0.94             --
                2009...     $0.59       $0.75             --
                2008...     $0.91       $0.59             --
                2007...     $1.00(a)    $0.91             --
               FRANKLIN SMALL-MID CAP GROWTH VIP
                SUB-ACCOUNT(AU):
                2015...     $1.91       $1.82             --
                2014...     $1.82       $1.91             --
                2013...     $1.35       $1.82             --
                2012...     $1.24       $1.35             --
                2011...     $1.34       $1.24             --
                2010...     $1.07       $1.34             --
                2009...     $0.76       $1.07             --
                2008...     $1.36       $0.76             --
                2007...     $1.25       $1.36             --
               TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(AW):
                2015...     $1.85       $1.46          4,640
                2014...     $2.07       $1.85          4,322
                2013...     $2.14       $2.07          5,683
                2012...     $1.93       $2.14          5,433
                2011...     $2.35       $1.93          5,413
                2010...     $2.05       $2.35          6,399
                2009...     $1.21       $2.05          8,318
                2008...     $2.62       $1.21          9,966
                2007...     $2.09       $2.62          7,820
               GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                SUB-ACCOUNT(AM)(BS):
                2015...     $1.05       $0.97             --
                2014...     $1.03       $1.05             --
                2013...     $1.00       $1.03             --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                SUB-ACCOUNT(I)(AJ):
                2015...     $1.01       $0.99            --
                2014...     $1.04       $1.01            --
                2013...     $1.06       $1.04            --
                2012...     $1.05       $1.06        16,859
                2011...     $1.01       $1.05            --
                2010...     $1.00       $1.01            --
               INVESCO V.I. AMERICAN VALUE
                SUB-ACCOUNT(N)(AD)(AF):
                2015...     $1.39       $1.23            --
                2014...     $1.30       $1.39            --
                2013...     $0.99       $1.30            --
                2012...     $0.87       $0.99            --
                2011...     $0.88       $0.87            --
                2010...     $0.74       $0.88            --
                2009...     $0.54       $0.74            --
                2008...     $0.95       $0.54            --
                2007...     $1.00(a)    $0.95            --
               INVESCO V.I. COMSTOCK SUB-ACCOUNT(L)(AG):
                2015...     $1.90       $1.74            --
                2014...     $1.78       $1.90            --
                2013...     $1.34       $1.78            --
                2012...     $1.16       $1.34         7,401
                2011...     $1.21       $1.16            --
                2010...     $1.07       $1.21            --
                2009...     $0.85       $1.07            --
                2008...     $1.36       $0.85            --
                2007...     $1.42       $1.36            --
               INVESCO V.I. EQUITY AND INCOME
                SUB-ACCOUNT(F)(Q)(AH):
                2015...     $1.36       $1.29            --
                2014...     $1.28       $1.36            --
                2013...     $1.04       $1.28            --
                2012...     $0.95       $1.04            --
                2011...     $0.99       $0.95            --
                2010...     $0.94       $0.99            --
                2009...     $0.72       $0.94            --
                2008...     $1.20       $0.72            --
                2007...     $1.20       $1.20            --
               INVESCO V.I. GROWTH AND INCOME
                SUB-ACCOUNT(M)(AI):
                2015...     $1.94       $1.83            --
                2014...     $1.80       $1.94            --
                2013...     $1.38       $1.80            --
                2012...     $1.24       $1.38            --
                2011...     $1.29       $1.24            --
                2010...     $1.18       $1.29            --
                2009...     $0.97       $1.18            --
                2008...     $1.47       $0.97            --
                2007...     $1.47       $1.47            --
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(F):
                2015...     $1.31       $1.21            --
                2014...     $1.31       $1.31            --
                2013...     $0.98       $1.31            --
                2012...     $0.88       $0.98            --
                2011...     $0.91       $0.88            --
                2010...     $0.73       $0.91            --
                2009...     $0.62       $0.73            --
                2008...     $0.92       $0.62            --
                2007...     $1.00(a)    $0.92            --

2.30% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(D):
                2015...     $2.64       $2.36        10,136
                2014...     $2.85       $2.64        10,395
                2013...     $2.33       $2.85        10,469
                2012...     $2.00       $2.33        10,894
                2011...     $2.21       $2.00        25,194
                2010...     $2.08       $2.21        24,970
                2009...     $1.70       $2.08        26,847
                2008...     $2.34       $1.70        27,531
                2007...     $1.66       $2.34        34,023
               IVY FUNDS VIP BALANCED SUB-ACCOUNT(D):
                2015...     $1.90       $1.85         4,204
                2014...     $1.80       $1.90         4,221
                2013...     $1.49       $1.80            --
                2012...     $1.37       $1.49            --
                2011...     $1.35       $1.37            --
                2010...     $1.18       $1.35         2,605
                2009...     $1.07       $1.18         2,581
                2008...     $1.38       $1.07         2,557
                2007...     $1.25       $1.38         2,949
               IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(D):
                2015...     $2.30       $2.23         2,251
                2014...     $2.15       $2.30            --
                2013...     $1.65       $2.15            --
                2012...     $1.42       $1.65            --
                2011...     $1.43       $1.42            --
                2010...     $1.21       $1.43         3,199
                2009...     $1.00       $1.21         9,463
                2008...     $1.57       $1.00         8,841
                2007...     $1.41       $1.57         8,638
               IVY FUNDS VIP GLOBAL GROWTH SUB-ACCOUNT(D)(BR):
                2015...     $1.80       $1.82            --
                2014...     $1.83       $1.80            --
                2013...     $1.57       $1.83         4,707
                2012...     $1.36       $1.57         4,596
                2011...     $1.50       $1.36         4,210
                2010...     $1.34       $1.50         3,510
                2009...     $1.08       $1.34            --
                2008...     $1.91       $1.08            --
                2007...     $1.61       $1.91            --
               IVY FUNDS VIP GLOBAL NATURAL RESOURCES
                SUB-ACCOUNT(D):
                2015...     $1.07       $0.81         3,610
                2014...     $1.26       $1.07         5,692
                2013...     $1.19       $1.26         5,287
                2012...     $1.20       $1.19         5,000
                2011...     $1.56       $1.20         4,701
                2010...     $1.36       $1.56         3,891
                2009...     $0.80       $1.36         8,428
                2008...     $2.13       $0.80         8,042
                2007...     $1.52       $2.13         7,123
               IVY FUNDS VIP HIGH INCOME
                SUB-ACCOUNT(AO)(BP)(BQ):
                2015...     $1.02       $0.93         3,904
                2014...     $1.03       $1.02         4,473
                2013...     $1.00       $1.03            --
               IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                SUB-ACCOUNT(D)(G):
                2015...     $1.83       $1.77         6,607
                2014...     $1.85       $1.83         7,797
                2013...     $1.51       $1.85        19,983
                2012...     $1.37       $1.51        32,228
                2011...     $1.62       $1.37        24,577
                2010...     $1.46       $1.62        39,221
                2009...     $1.09       $1.46        43,875
                2008...     $1.93       $1.09        47,766
                2007...     $1.79       $1.93        44,270


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(D):
                2015...     $2.17       $1.92           676
                2014...     $2.26       $2.17           684
                2013...     $1.47       $2.26           691
                2012...     $1.34       $1.47           699
                2011...     $1.48       $1.34           707
                2010...     $1.07       $1.48           715
                2009...     $0.78       $1.07           723
                2008...     $1.53       $0.78           731
                2007...     $1.47       $1.53           739
               IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(D):
                2015...     $2.31       $2.13            --
                2014...     $2.19       $2.31            --
                2013...     $1.73       $2.19            --
                2012...     $1.56       $1.73            --
                2011...     $1.60       $1.56            --
                2010...     $1.25       $1.60            --
                2009...     $0.87       $1.25            --
                2008...     $1.39       $0.87            --
                2007...     $1.27       $1.39            --
               IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED
                VOLATILITY SUB-ACCOUNT(AP):
                2015...     $1.06       $1.03            --
                2014...     $1.04       $1.06            --
                2013...     $1.00       $1.04            --
               IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE
                -- MANAGED VOLATILITY(AQ):
                2015...     $1.07       $1.03            --
                2014...     $1.05       $1.07            --
                2013...     $1.00       $1.05            --
               IVY FUNDS VIP PATHFINDER MODERATELY CONSERVATIVE
                -- MANAGED VOLATILITY SUB-ACCOUNT(AR):
                2015...     $1.04       $1.01            --
                2014...     $1.04       $1.04            --
                2013...     $1.00       $1.04            --
               IVY FUNDS VIP SCIENCE AND TECHNOLOGY
                SUB-ACCOUNT(D):
                2015...     $3.15       $2.99         1,268
                2014...     $3.13       $3.15         1,190
                2013...     $2.05       $3.13         1,110
                2012...     $1.64       $2.05         1,346
                2011...     $1.78       $1.64         1,323
                2010...     $1.62       $1.78         1,169
                2009...     $1.15       $1.62           155
                2008...     $1.78       $1.15           164
                2007...     $1.46       $1.78           170
               IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(D):
                2015...     $2.06       $1.90         4,193
                2014...     $1.97       $2.06         4,931
                2013...     $1.51       $1.97        11,988
                2012...     $1.30       $1.51        13,876
                2011...     $1.53       $1.30        15,326
                2010...     $1.24       $1.53        21,364
                2009...     $0.98       $1.24        27,719
                2008...     $1.36       $0.98        28,371
                2007...     $1.45       $1.36        30,703
               IVY FUNDS VIP VALUE SUB-ACCOUNT(D):
                2015...     $1.96       $1.84            --
                2014...     $1.81       $1.96            --
                2013...     $1.37       $1.81            --
                2012...     $1.18       $1.37            --
                2011...     $1.30       $1.18            --
                2010...     $1.12       $1.30         1,734
                2009...     $0.90       $1.12         5,014
                2008...     $1.40       $0.90         4,915
                2007...     $1.41       $1.40         4,573

2.30% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2015...     $1.94       $1.90         6,401
                2014...     $1.83       $1.94         3,212
                2013...     $1.57       $1.83         3,060
                2012...     $1.41       $1.57         2,922
                2011...     $1.43       $1.41         2,704
                2010...     $1.35       $1.43         2,333
                2009...     $1.10       $1.35            --
                2008...     $1.34       $1.10            --
                2007...     $1.25       $1.34            --
               JANUS ASPEN: FLEXIBLE BOND SUB-ACCOUNT(BW):
                2015...     $1.00       $0.97            --
               JANUS ASPEN: FORTY SUB-ACCOUNT:
                2015...     $2.27       $2.48         7,446
                2014...     $2.14       $2.27         5,853
                2013...     $1.67       $2.14           742
                2012...     $1.38       $1.67           750
                2011...     $1.52       $1.38           758
                2010...     $1.46       $1.52           767
                2009...     $1.02       $1.46           775
                2008...     $1.88       $1.02           784
                2007...     $1.41       $1.88           792
               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(E):
                2015...     $1.97       $1.76         2,833
                2014...     $2.29       $1.97         4,302
                2013...     $2.05       $2.29         9,913
                2012...     $1.86       $2.05        10,783
                2011...     $2.81       $1.86         9,165
                2010...     $2.30       $2.81        10,934
                2009...     $1.31       $2.30        14,320
                2008...     $2.81       $1.31        17,282
                2007...     $2.25       $2.81        15,066
               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(C):
                2015...     $1.30       $1.23            --
                2014...     $1.23       $1.30            --
                2013...     $1.00       $1.23            --
                2012...     $0.92       $1.00            --
                2011...     $0.97       $0.92            --
                2010...     $0.86       $0.97            --
                2009...     $0.67       $0.86            --
                2008...     $0.95       $0.67            --
                2007...     $1.00       $0.95            --
               MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                2015...     $1.53       $1.57            --
                2014...     $1.45       $1.53            --
                2013...     $1.08       $1.45            --
                2012...     $0.95       $1.08            --
                2011...     $1.03       $0.95            --
                2010...     $0.82       $1.03            --
                2009...     $0.59       $0.82            --
                2008...     $1.25       $0.59            --
                2007...     $1.17(a)    $1.25            --
               MFS(R) VIT II INTERNATIONAL VALUE
                SUB-ACCOUNT(BY):
                2015...     $1.00       $0.96            --
               MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(H):
                2015...     $0.67       $0.58            --
                2014...     $0.71       $0.67            --
                2013...     $0.74       $0.71            --
                2012...     $0.63       $0.74            --
                2011...     $0.79       $0.63            --
                2010...     $0.68       $0.79            --
                2009...     $0.41       $0.68            --
                2008...     $0.97       $0.41            --
                2007...     $1.00(a)    $0.97            --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(CC):
                2015...     $0.99       $0.94            --
                2014...     $0.97       $0.99            --
                2013...     $0.84       $0.97            --
                2012...     $0.75       $0.84            --
                2011...     $0.81       $0.75            --
                2010...     $0.72       $0.81            --
                2009...     $0.58       $0.72            --
                2008...     $0.94       $0.58            --
                2007...     $1.00(a)    $0.94            --
               MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT(CD):
                2015...     $1.07       $1.03            --
                2014...     $1.05       $1.07            --
                2013...     $0.96       $1.05            --
                2012...     $0.89       $0.96            --
                2011...     $0.92       $0.89            --
                2010...     $0.83       $0.92            --
                2009...     $0.72       $0.83            --
                2008...     $0.97       $0.72            --
                2007...     $1.00(a)    $0.97            --
               MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT(CE):
                2015...     $1.06       $1.03        16,477
                2014...     $1.06       $1.06        16,686
                2013...     $1.06       $1.06        16,897
                2012...     $1.03       $1.06        17,111
                2011...     $1.02       $1.03        17,328
                2010...     $0.97       $1.02        17,547
                2009...     $0.93       $0.97        17,769
                2008...     $1.01       $0.93        17,996
                2007...     $1.00(a)    $1.01            --
               MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT(CF):
                2015...     $1.04       $0.99            --
                2014...     $1.02       $1.04            --
                2013...     $0.89       $1.02            --
                2012...     $0.81       $0.89            --
                2011...     $0.86       $0.81            --
                2010...     $0.77       $0.86            --
                2009...     $0.63       $0.77            --
                2008...     $0.95       $0.63            --
                2007...     $1.00(a)    $0.95            --
               MORNINGSTAR INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(CG):
                2015...     $1.06       $1.02            --
                2014...     $1.05       $1.06            --
                2013...     $1.00       $1.05            --
                2012...     $0.95       $1.00            --
                2011...     $0.96       $0.95            --
                2010...     $0.90       $0.96            --
                2009...     $0.82       $0.90            --
                2008...     $0.99       $0.82            --
                2007...     $1.00(a)    $0.99            --
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT:
                2015...     $1.30       $1.26            --
                2014...     $1.21       $1.30            --
                2013...     $0.90       $1.21            --
                2012...     $0.83       $0.90            --
                2011...     $0.88       $0.83            --
                2010...     $0.73       $0.88            --
                2009...     $0.57       $0.73            --
                2008...     $0.96       $0.57            --
                2007...     $1.00(a)    $0.96            --

2.30% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               OPPENHEIMER INTERNATIONAL GROWTH/VA
                SUB-ACCOUNT(AX):
                2015...     $1.94       $1.96            --
                2014...     $2.14       $1.94            --
                2013...     $1.74       $2.14            --
                2012...     $1.47       $1.74            --
                2011...     $1.62       $1.47            --
                2010...     $1.45       $1.62         2,049
                2009...     $1.07       $1.45         5,988
                2008...     $1.92       $1.07         6,350
                2007...     $1.74       $1.92         5,295
               OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                SUB-ACCOUNT(P)(AE):
                2015...     $1.45       $1.33            --
                2014...     $1.33       $1.45            --
                2013...     $0.97       $1.33            --
                2012...     $0.84       $0.97            --
                2011...     $0.88       $0.84            --
                2010...     $0.73       $0.88            --
                2009...     $0.55       $0.73            --
                2008...     $0.90       $0.55            --
                2007...     $1.00(a)    $0.90            --
               PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                SUB-ACCOUNT(AN):
                2015...     $1.07       $0.99            --
                2014...     $1.04       $1.07            --
                2013...     $1.00       $1.04            --
               PIMCO VIT LOW DURATION SUB-ACCOUNT(J):
                2015...     $0.99       $0.97            --
                2014...     $1.00       $0.99         4,132
                2013...     $1.03       $1.00            --
                2012...     $1.00       $1.03        17,637
                2011...     $1.01       $1.00            --
                2010...     $1.00       $1.01            --
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(K):
                2015...     $1.08       $1.06            --
                2014...     $1.06       $1.08         7,604
                2013...     $1.11       $1.06            --
                2012...     $1.04       $1.11        22,853
                2011...     $1.03       $1.04            --
                2010...     $1.00       $1.03            --
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(B):
                2015...     $1.66       $1.58            --
                2014...     $1.51       $1.66            --
                2013...     $1.17       $1.51            --
                2012...     $1.00       $1.17        10,203
                2011...     $1.01       $1.00        10,316
                2010...     $0.91       $1.01        10,430
                2009...     $0.72       $0.91        10,545
                2008...     $1.34       $0.72        10,662
                2007...     $1.44       $1.34        10,780
               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2015...     $1.66       $1.50            --
                2014...     $1.53       $1.66            --
                2013...     $1.15       $1.53            --
                2012...     $0.99       $1.15            --
                2011...     $1.06       $0.99            --
                2010...     $0.95       $1.06            --
                2009...     $0.75       $0.95            --
                2008...     $1.25       $0.75            --
                2007...     $1.36       $1.25            --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2015...     $1.40       $1.37         1,250
                2014...     $1.54       $1.40         1,265
                2013...     $1.23       $1.54         1,280
                2012...     $1.03       $1.23         9,569
                2011...     $1.27       $1.03         9,490
                2010...     $1.18       $1.27         9,572
                2009...     $0.97       $1.18         9,822
                2008...     $1.77       $0.97         9,738
                2007...     $1.67       $1.77        10,193
               PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT(O):
                2015...     $1.85       $1.81            --
                2014...     $1.67       $1.85            --
                2013...     $1.25       $1.67            --
                2012...     $1.10       $1.25            --
                2011...     $1.18       $1.10            --
                2010...     $1.01       $1.18            --
                2009...     $0.79       $1.01            --
                2008...     $1.31       $0.79            --
                2007...     $1.27       $1.31            --
               PUTNAM VT VOYAGER SUB-ACCOUNT:
                2015...     $1.82       $1.67            --
                2014...     $1.69       $1.82            --
                2013...     $1.21       $1.69            --
                2012...     $1.08       $1.21            --
                2011...     $1.35       $1.08            --
                2010...     $1.14       $1.35            --
                2009...     $0.71       $1.14            --
                2008...     $1.16       $0.71            --
                2007...     $1.12       $1.16            --
               TOPS(R) MANAGED RISK BALANCED ETF
                SUB-ACCOUNT(AA):
                2015...     $1.08       $1.00            --
                2014...     $1.07       $1.08            --
                2013...     $1.01       $1.07            --
                2012...     $1.00       $1.01            --
               TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AS):
                2015...     $1.03       $0.95            --
                2014...     $1.03       $1.03            --
                2013...     $1.00       $1.03            --
               TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AB):
                2015...     $1.13       $1.01            --
                2014...     $1.14       $1.13            --
                2013...     $1.01       $1.14            --
                2012...     $1.00       $1.01            --
               TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                SUB-ACCOUNT(AC):
                2015...     $1.12       $1.02            --
                2014...     $1.11       $1.12            --
                2013...     $1.01       $1.11            --
                2012...     $1.00       $1.01            --

2.40% Variable Account Charge

                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT ADVANTUS BOND SUB-ACCOUNT(Z):
                2015...     $1.20       $1.17         43,667
                2014...     $1.16       $1.20         47,631
                2013...     $1.19       $1.16         45,436
                2012...     $1.14       $1.19         44,249
                2011...     $1.08       $1.14         53,179
                2010...     $1.01       $1.08         77,022
                2009...     $0.89       $1.01         81,976
                2008...     $1.06       $0.89        110,757
                2007...     $1.06       $1.06        123,416

2.40% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(Z):
                2015...     $2.27       $2.16         8,701
                2014...     $2.13       $2.27         9,484
                2013...     $1.64       $2.13         9,517
                2012...     $1.43       $1.64        10,402
                2011...     $1.50       $1.43        13,416
                2010...     $1.22       $1.50        20,341
                2009...     $0.92       $1.22        25,432
                2008...     $1.48       $0.92        25,644
                2007...     $1.41       $1.48        25,294
               SFT ADVANTUS INDEX 500 SUB-ACCOUNT(Z):
                2015...     $1.80       $1.77            --
                2014...     $1.63       $1.80            --
                2013...     $1.27       $1.63            --
                2012...     $1.13       $1.27            --
                2011...     $1.13       $1.13            --
                2010...     $1.01       $1.13            --
                2009...     $0.83       $1.01            --
                2008...     $1.35       $0.83            --
                2007...     $1.31       $1.35            --
               SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(Z):
                2015...     $1.39       $1.30         4,934
                2014...     $1.40       $1.39         5,140
                2013...     $1.44       $1.40         2,999
                2012...     $1.27       $1.44         4,061
                2011...     $1.30       $1.27         4,255
                2010...     $1.17       $1.30         4,882
                2009...     $1.02       $1.17         5,114
                2008...     $1.00       $1.02         5,537
                2007...     $0.94       $1.00         6,118
               SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                SUB-ACCOUNT(CA):
                2015...     $1.11       $1.05            --
                2014...     $1.06       $1.11            --
                2013...     $1.00(ak)   $1.06            --
               SFT ADVANTUS MANAGED VOLATILITY EQUITY
                SUB-ACCOUNT(BZ):
                2015...     $1.00       $1.00            --
               SFT ADVANTUS GOVERNMENT MONEY MARKET
                SUB-ACCOUNT(Z)(CB):
                2015...     $0.88       $0.86         8,361
                2014...     $0.90       $0.88         9,206
                2013...     $0.93       $0.90         8,535
                2012...     $0.95       $0.93         7,817
                2011...     $0.97       $0.95        10,471
                2010...     $1.00       $0.97        10,703
                2009...     $1.02       $1.00         9,684
                2008...     $1.02       $1.02         9,617
                2007...     $1.00       $1.02        12,348
               SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(Z):
                2015...     $1.04       $1.05            --
                2014...     $1.01       $1.04            --
                2013...     $1.05       $1.01         4,302
                2012...     $1.04       $1.05         3,580
                2011...     $1.00       $1.04         3,229
                2010...     $0.96       $1.00         3,628
                2009...     $0.91       $0.96         3,332
                2008...     $1.07       $0.91        11,038
                2007...     $1.06       $1.07        14,272


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT ADVANTUS REAL ESTATE SECURITIES
                SUB-ACCOUNT(Z):
                2015...     $2.27       $2.33         5,491
                2014...     $1.79       $2.27         6,446
                2013...     $1.81       $1.79         7,559
                2012...     $1.57       $1.81         7,520
                2011...     $1.53       $1.57         9,302
                2010...     $1.21       $1.53        13,196
                2009...     $1.00       $1.21        17,518
                2008...     $1.60       $1.00        18,159
                2007...     $1.95       $1.60        16,063
               SFT IVY/SM/ GROWTH
                SUB-ACCOUNT(AY)(AZ)(BA)(BB)(BC)(BD)(BE):
                2015...     $1.96       $2.04        34,989
                2014...     $1.77(bo)   $1.96        39,577
               SFT IVY/SM/ SMALL CAP GROWTH
                SUB-ACCOUNT(BF)(BG)(BH):
                2015...     $1.81       $1.70         5,582
                2014...     $1.70(bo)   $1.81         5,649
               SFT PYRAMIS(R) CORE EQUITY
                SUB-ACCOUNT(BI)(BJ)(BK):
                2015...     $2.15       $2.12         1,881
                2014...     $1.97(bo)   $2.15         2,071
               SFT T. ROWE PRICE VALUE SUB-ACCOUNT(BL)(BM)(BN):
                2015...     $2.08       $1.99        10,985
                2014...     $1.95(bo)   $2.08        12,039
               AB VPS DYNAMIC ASSET ALLOCATION
                SUB-ACCOUNT(AL)(BT)(BU):
                2015...     $1.06       $1.02            --
                2014...     $1.04       $1.06            --
                2013...     $1.00       $1.04            --
               AB VPS INTERNATIONAL VALUE SUB-ACCOUNT(BT)(BV):
                2015...     $0.54       $0.54            --
                2014...     $0.59       $0.54            --
                2013...     $0.49       $0.59            --
                2012...     $0.44       $0.49            --
                2011...     $0.56       $0.44            --
                2010...     $0.55       $0.56            --
                2009...     $0.42       $0.55            --
                2008...     $0.92       $0.42            --
                2007...     $1.00(a)    $0.92            --
               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2015...     $1.76       $1.62            --
                2014...     $1.61       $1.76            --
                2013...     $1.21       $1.61            --
                2012...     $1.09       $1.21            --
                2011...     $1.08       $1.09            --
                2010...     $0.97       $1.08            --
                2009...     $0.85       $0.97            --
                2008...     $1.33       $0.85            --
                2007...     $1.37       $1.33            --
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT:
                2015...     $1.14       $1.09        13,243
                2014...     $1.13       $1.14        15,873
                2013...     $1.27       $1.13        14,843
                2012...     $1.21       $1.27        13,579
                2011...     $1.11       $1.21        14,417
                2010...     $1.08       $1.11        16,087
                2009...     $1.00       $1.08        17,852
                2008...     $1.04       $1.00            --
                2007...     $1.00(a)    $1.04            --
               AMERICAN FUNDS IS: GLOBAL BOND/SM/
                SUB-ACCOUNT(W):
                2015...     $0.96       $0.90            --
                2014...     $0.97       $0.96            --
                2013...     $1.02       $0.97            --
                2012...     $0.99       $1.02            --
                2011...     $1.00       $0.99            --

2.40% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN FUNDS IS: GLOBAL GROWTH/SM/
                SUB-ACCOUNT(S):
                2015...     $1.24       $1.29            --
                2014...     $1.24       $1.24            --
                2013...     $0.98       $1.24            --
                2012...     $0.82       $0.98            --
                2011...     $1.00       $0.82            --
               AMERICAN FUNDS IS: GLOBAL SMALL
                CAPITALIZATION/SM/ SUB-ACCOUNT(X):
                2015...     $1.09       $1.07            --
                2014...     $1.10       $1.09            --
                2013...     $0.88       $1.10            --
                2012...     $0.76       $0.88            --
                2011...     $1.00       $0.76            --
               AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(U):
                2015...     $1.33       $1.39           990
                2014...     $1.26       $1.33         1,211
                2013...     $0.99       $1.26         1,438
                2012...     $0.86       $0.99            --
                2011...     $1.00       $0.86            --
               AMERICAN FUNDS IS: GROWTH-INCOME/SM/
                SUB-ACCOUNT(T):
                2015...     $1.45       $1.44         1,652
                2014...     $1.35       $1.45         1,754
                2013...     $1.03       $1.35            --
                2012...     $0.90       $1.03            --
                2011...     $1.00       $0.90            --
               AMERICAN FUNDS IS: INTERNATIONAL/SM/
                SUB-ACCOUNT(Y):
                2015...     $1.01       $0.94           896
                2014...     $1.06       $1.01         1,096
                2013...     $0.89       $1.06         1,301
                2012...     $0.77       $0.89            --
                2011...     $1.00       $0.77            --
               AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(R):
                2015...     $0.91       $0.86         2,777
                2014...     $1.01       $0.91         2,764
                2013...     $0.93       $1.01            --
                2012...     $0.81       $0.93            --
                2011...     $1.00       $0.81            --
               AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                SECURITIES/SM/ SUB-ACCOUNT(V):
                2015...     $1.01       $1.00            --
                2014...     $0.99       $1.01            --
                2013...     $1.04       $0.99            --
                2012...     $1.05       $1.04            --
                2011...     $1.00       $1.05            --
               CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                SUB-ACCOUNT(BX):
                2015...     $1.00       $0.95            --
               FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2015...     $1.66       $1.55        22,204
                2014...     $1.56       $1.66        23,075
                2013...     $1.25       $1.56        23,508
                2012...     $1.10       $1.25        24,659
                2011...     $1.12       $1.10        38,813
                2010...     $0.99       $1.12        72,298
                2009...     $0.78       $0.99        90,160
                2008...     $1.40       $0.78        86,306
                2007...     $1.42       $1.40        81,617
               FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                2015...     $2.56       $2.46           872
                2014...     $2.48       $2.56           966
                2013...     $1.87       $2.48         1,497
                2012...     $1.67       $1.87         1,867
                2011...     $1.92       $1.67         1,932
                2010...     $1.53       $1.92         1,979
                2009...     $1.12       $1.53         2,572
                2008...     $1.90       $1.12         8,357
                2007...     $1.69       $1.90        10,321


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(AV):
                2015...     $1.73       $1.60            --
                2014...     $1.65       $1.73            --
                2013...     $1.32       $1.65            --
                2012...     $1.18       $1.32            --
                2011...     $1.22       $1.18            --
                2010...     $1.13       $1.22            --
                2009...     $0.92       $1.13           607
                2008...     $1.49       $0.92         2,585
                2007...     $1.48       $1.49         4,321
               FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(AT):
                2015...     $1.33       $1.20            --
                2014...     $1.35       $1.33            --
                2013...     $1.02       $1.35            --
                2012...     $0.88       $1.02            --
                2011...     $0.94       $0.88            --
                2010...     $0.75       $0.94            --
                2009...     $0.59       $0.75            --
                2008...     $0.91       $0.59            --
                2007...     $1.00(a)    $0.91            --
               FRANKLIN SMALL-MID CAP GROWTH VIP
                SUB-ACCOUNT(AU):
                2015...     $1.89       $1.80            --
                2014...     $1.80       $1.89            --
                2013...     $1.33       $1.80            --
                2012...     $1.23       $1.33            --
                2011...     $1.33       $1.23            --
                2010...     $1.07       $1.33            --
                2009...     $0.76       $1.07            --
                2008...     $1.35       $0.76            --
                2007...     $1.25       $1.35            --
               TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(AW):
                2015...     $1.83       $1.44         6,586
                2014...     $2.05       $1.83         6,156
                2013...     $2.12       $2.05         6,420
                2012...     $1.92       $2.12         6,051
                2011...     $2.33       $1.92         5,991
                2010...     $2.03       $2.33         7,659
                2009...     $1.21       $2.03         9,538
                2008...     $2.61       $1.21         8,937
                2007...     $2.08       $2.61         8,408
               GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                SUB-ACCOUNT(AM)(BS):
                2015...     $1.05       $0.96            --
                2014...     $1.03       $1.05            --
                2013...     $1.00       $1.03            --
               GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                SUB-ACCOUNT(I)(AJ):
                2015...     $1.01       $0.98            --
                2014...     $1.03       $1.01            --
                2013...     $1.05       $1.03            --
                2012...     $1.05       $1.05            --
                2011...     $1.01       $1.05            --
                2010...     $1.00       $1.01            --
               INVESCO V.I. AMERICAN VALUE
                SUB-ACCOUNT(N)(AD)(AF):
                2015...     $1.38       $1.22            --
                2014...     $1.29       $1.38            --
                2013...     $0.99       $1.29            --
                2012...     $0.86       $0.99            --
                2011...     $0.88       $0.86            --
                2010...     $0.73       $0.88            --
                2009...     $0.54       $0.73            --
                2008...     $0.95       $0.54            --
                2007...     $1.00(a)    $0.95            --

2.40% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               INVESCO V.I. COMSTOCK SUB-ACCOUNT(L)(AG):
                2015...     $1.88       $1.72         4,877
                2014...     $1.76       $1.88         5,346
                2013...     $1.33       $1.76         5,830
                2012...     $1.15       $1.33         6,496
                2011...     $1.20       $1.15         6,854
                2010...     $1.06       $1.20         7,429
                2009...     $0.85       $1.06         8,528
                2008...     $1.35       $0.85        15,337
                2007...     $1.42       $1.35        16,752
               INVESCO V.I. EQUITY AND INCOME
                SUB-ACCOUNT(F)(Q)(AH):
                2015...     $1.34       $1.27            --
                2014...     $1.26       $1.34            --
                2013...     $1.04       $1.26            --
                2012...     $0.94       $1.04            --
                2011...     $0.98       $0.94            --
                2010...     $0.94       $0.98            --
                2009...     $0.72       $0.94            --
                2008...     $1.20       $0.72            --
                2007...     $1.20       $1.20            --
               INVESCO V.I. GROWTH AND INCOME
                SUB-ACCOUNT(M)(AI):
                2015...     $1.92       $1.81            --
                2014...     $1.79       $1.92            --
                2013...     $1.37       $1.79            --
                2012...     $1.23       $1.37            --
                2011...     $1.28       $1.23            --
                2010...     $1.17       $1.28            --
                2009...     $0.97       $1.17            --
                2008...     $1.46       $0.97            --
                2007...     $1.46       $1.46            --
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(F):
                2015...     $1.30       $1.20            --
                2014...     $1.31       $1.30            --
                2013...     $0.98       $1.31            --
                2012...     $0.88       $0.98            --
                2011...     $0.91       $0.88            --
                2010...     $0.73       $0.91            --
                2009...     $0.62       $0.73            --
                2008...     $0.92       $0.62            --
                2007...     $1.00(a)    $0.92            --
               IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(D):
                2015...     $2.61       $2.33           785
                2014...     $2.82       $2.61           961
                2013...     $2.31       $2.82         1,141
                2012...     $1.98       $2.31         1,940
                2011...     $2.19       $1.98         2,051
                2010...     $2.06       $2.19         2,488
                2009...     $1.69       $2.06         3,136
                2008...     $2.33       $1.69        15,606
                2007...     $1.66       $2.33        22,511
               IVY FUNDS VIP BALANCED SUB-ACCOUNT(D):
                2015...     $1.88       $1.82            --
                2014...     $1.79       $1.88            --
                2013...     $1.48       $1.79            --
                2012...     $1.36       $1.48            --
                2011...     $1.34       $1.36            --
                2010...     $1.18       $1.34            --
                2009...     $1.06       $1.18           809
                2008...     $1.38       $1.06         3,447
                2007...     $1.24       $1.38         5,761


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(D):
                2015...     $2.28       $2.21            --
                2014...     $2.13       $2.28            --
                2013...     $1.63       $2.13            --
                2012...     $1.41       $1.63            --
                2011...     $1.42       $1.41            --
                2010...     $1.20       $1.42            --
                2009...     $0.99       $1.20            --
                2008...     $1.56       $0.99            --
                2007...     $1.40       $1.56            --
               IVY FUNDS VIP GLOBAL GROWTH SUB-ACCOUNT(D)(BR):
                2015...     $1.78       $1.80            --
                2014...     $1.81       $1.78            --
                2013...     $1.55       $1.81            --
                2012...     $1.35       $1.55            --
                2011...     $1.49       $1.35            --
                2010...     $1.33       $1.49            --
                2009...     $1.07       $1.33            --
                2008...     $1.90       $1.07            --
                2007...     $1.61       $1.90            --
               IVY FUNDS VIP GLOBAL NATURAL RESOURCES
                SUB-ACCOUNT(D):
                2015...     $1.06       $0.80         1,772
                2014...     $1.25       $1.06         1,874
                2013...     $1.18       $1.25         1,967
                2012...     $1.19       $1.18         2,017
                2011...     $1.55       $1.19         1,802
                2010...     $1.36       $1.55         2,226
                2009...     $0.80       $1.36         2,636
                2008...     $2.13       $0.80         1,355
                2007...     $1.52       $2.13           511
               IVY FUNDS VIP HIGH INCOME
                SUB-ACCOUNT(AO)(BP)(BQ):
                2015...     $1.02       $0.93        22,314
                2014...     $1.03       $1.02        23,095
                2013...     $1.00       $1.03            --
               IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                SUB-ACCOUNT(D)(G):
                2015...     $1.81       $1.75        17,621
                2014...     $1.83       $1.81        18,745
                2013...     $1.50       $1.83        19,428
                2012...     $1.35       $1.50        20,651
                2011...     $1.61       $1.35        25,004
                2010...     $1.45       $1.61        32,465
                2009...     $1.08       $1.45        38,846
                2008...     $1.92       $1.08        45,579
                2007...     $1.79       $1.92        44,449
               IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(D):
                2015...     $2.14       $1.90           661
                2014...     $2.23       $2.14           645
                2013...     $1.45       $2.23           739
                2012...     $1.33       $1.45           958
                2011...     $1.47       $1.33           935
                2010...     $1.07       $1.47           907
                2009...     $0.77       $1.07         1,123
                2008...     $1.52       $0.77         1,234
                2007...     $1.47       $1.52           993
               IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(D):
                2015...     $2.29       $2.11            --
                2014...     $2.17       $2.29            --
                2013...     $1.71       $2.17            --
                2012...     $1.55       $1.71            --
                2011...     $1.59       $1.55            --
                2010...     $1.24       $1.59            --
                2009...     $0.87       $1.24            --
                2008...     $1.39       $0.87            --
                2007...     $1.27       $1.39            --

2.40% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED
                VOLATILITY SUB-ACCOUNT(AP):
                2015...     $1.06       $1.03            --
                2014...     $1.04       $1.06            --
                2013...     $1.00       $1.04            --
               IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE
                -- MANAGED VOLATILITY(AQ):
                2015...     $1.06       $1.03            --
                2014...     $1.05       $1.06            --
                2013...     $1.00       $1.05            --
               IVY FUNDS VIP PATHFINDER MODERATELY CONSERVATIVE
                -- MANAGED VOLATILITY SUB-ACCOUNT(AR):
                2015...     $1.04       $1.01            --
                2014...     $1.04       $1.04            --
                2013...     $1.00       $1.04            --
               IVY FUNDS VIP SCIENCE AND TECHNOLOGY
                SUB-ACCOUNT(D):
                2015...     $3.11       $2.95           434
                2014...     $3.10       $3.11           438
                2013...     $2.03       $3.10            --
                2012...     $1.63       $2.03            --
                2011...     $1.77       $1.63            --
                2010...     $1.61       $1.77            --
                2009...     $1.14       $1.61            --
                2008...     $1.77       $1.14            --
                2007...     $1.46       $1.77            --
               IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(D):
                2015...     $2.04       $1.88         5,229
                2014...     $1.95       $2.04         5,767
                2013...     $1.50       $1.95         5,973
                2012...     $1.29       $1.50         7,035
                2011...     $1.52       $1.29        10,707
                2010...     $1.23       $1.52        10,420
                2009...     $0.98       $1.23        14,774
                2008...     $1.35       $0.98        19,939
                2007...     $1.45       $1.35        21,747
               IVY FUNDS VIP VALUE SUB-ACCOUNT(D):
                2015...     $1.94       $1.82            --
                2014...     $1.79       $1.94            --
                2013...     $1.35       $1.79            --
                2012...     $1.17       $1.35            --
                2011...     $1.29       $1.17            --
                2010...     $1.11       $1.29            --
                2009...     $0.90       $1.11           629
                2008...     $1.39       $0.90         2,680
                2007...     $1.40       $1.39         4,479
               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2015...     $1.92       $1.88            --
                2014...     $1.82       $1.92            --
                2013...     $1.55       $1.82            --
                2012...     $1.40       $1.55            --
                2011...     $1.42       $1.40            --
                2010...     $1.34       $1.42            --
                2009...     $1.10       $1.34           693
                2008...     $1.34       $1.10         2,951
                2007...     $1.24       $1.34         4,931
               JANUS ASPEN: FLEXIBLE BOND SUB-ACCOUNT(BW):
                2015...     $1.00       $0.97            --
               JANUS ASPEN: FORTY SUB-ACCOUNT:
                2015...     $2.24       $2.45            --
                2014...     $2.12       $2.24            --
                2013...     $1.66       $2.12            --
                2012...     $1.37       $1.66           798
                2011...     $1.51       $1.37           844
                2010...     $1.45       $1.51         1,023
                2009...     $1.02       $1.45         1,082
                2008...     $1.87       $1.02         1,095
                2007...     $1.40       $1.87         1,310


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(E):
                2015...     $1.95       $1.74         4,384
                2014...     $2.27       $1.95         4,075
                2013...     $2.04       $2.27         3,931
                2012...     $1.84       $2.04         4,517
                2011...     $2.79       $1.84         5,361
                2010...     $2.29       $2.79         4,633
                2009...     $1.31       $2.29         7,411
                2008...     $2.80       $1.31         8,586
                2007...     $2.24       $2.80         7,895
               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(C):
                2015...     $1.29       $1.22            --
                2014...     $1.22       $1.29            --
                2013...     $1.00       $1.22            --
                2012...     $0.92       $1.00            --
                2011...     $0.97       $0.92            --
                2010...     $0.86       $0.97            --
                2009...     $0.66       $0.86            --
                2008...     $0.94       $0.66            --
                2007...     $1.00       $0.94            --
               MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                2015...     $1.52       $1.55            --
                2014...     $1.43       $1.52            --
                2013...     $1.07       $1.43            --
                2012...     $0.94       $1.07            --
                2011...     $1.03       $0.94            --
                2010...     $0.81       $1.03            --
                2009...     $0.59       $0.81            --
                2008...     $1.25       $0.59            --
                2007...     $1.17(a)    $1.25            --
               MFS(R) VIT II INTERNATIONAL VALUE
                SUB-ACCOUNT(BY):
                2015...     $1.00       $0.96            --
               MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(H):
                2015...     $0.66       $0.58            --
                2014...     $0.71       $0.66            --
                2013...     $0.73       $0.71            --
                2012...     $0.63       $0.73            --
                2011...     $0.79       $0.63            --
                2010...     $0.68       $0.79            --
                2009...     $0.41       $0.68            --
                2008...     $0.97       $0.41            --
                2007...     $1.00(a)    $0.97            --
               MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(CC):
                2015...     $0.98       $0.93            --
                2014...     $0.97       $0.98            --
                2013...     $0.84       $0.97            --
                2012...     $0.75       $0.84            --
                2011...     $0.81       $0.75            --
                2010...     $0.71       $0.81            --
                2009...     $0.58       $0.71            --
                2008...     $0.94       $0.58            --
                2007...     $1.00(a)    $0.94            --
               MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT(CD):
                2015...     $1.07       $1.02            --
                2014...     $1.05       $1.07            --
                2013...     $0.96       $1.05            --
                2012...     $0.89       $0.96            --
                2011...     $0.91       $0.89            --
                2010...     $0.83       $0.91            --
                2009...     $0.72       $0.83            --
                2008...     $0.97       $0.72            --
                2007...     $1.00(a)    $0.97            --

2.40% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT(CE):
                2015...     $1.06       $1.02            --
                2014...     $1.05       $1.06            --
                2013...     $1.05       $1.05            --
                2012...     $1.02       $1.05            --
                2011...     $1.02       $1.02            --
                2010...     $0.97       $1.02            --
                2009...     $0.93       $0.97            --
                2008...     $1.01       $0.93            --
                2007...     $1.00(a)    $1.01            --
               MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT(CF):
                2015...     $1.03       $0.98            --
                2014...     $1.01       $1.03            --
                2013...     $0.89       $1.01            --
                2012...     $0.80       $0.89            --
                2011...     $0.86       $0.80            --
                2010...     $0.76       $0.86            --
                2009...     $0.63       $0.76            --
                2008...     $0.95       $0.63            --
                2007...     $1.00(a)    $0.95            --
               MORNINGSTAR INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(CG):
                2015...     $1.06       $1.01            --
                2014...     $1.05       $1.06            --
                2013...     $1.00       $1.05            --
                2012...     $0.95       $1.00            --
                2011...     $0.96       $0.95            --
                2010...     $0.90       $0.96            --
                2009...     $0.82       $0.90            --
                2008...     $0.99       $0.82            --
                2007...     $1.00(a)    $0.99            --
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT:
                2015...     $1.29       $1.25            --
                2014...     $1.20       $1.29            --
                2013...     $0.89       $1.20            --
                2012...     $0.83       $0.89            --
                2011...     $0.87       $0.83            --
                2010...     $0.73       $0.87            --
                2009...     $0.57       $0.73            --
                2008...     $0.96       $0.57            --
                2007...     $1.00(a)    $0.96            --
               OPPENHEIMER INTERNATIONAL GROWTH/VA
                SUB-ACCOUNT(AX):
                2015...     $1.92       $1.93         1,040
                2014...     $2.12       $1.92         1,104
                2013...     $1.73       $2.12            --
                2012...     $1.45       $1.73            --
                2011...     $1.61       $1.45            --
                2010...     $1.44       $1.61            --
                2009...     $1.06       $1.44            --
                2008...     $1.91       $1.06            --
                2007...     $1.73       $1.91            --
               OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                SUB-ACCOUNT(P)(AE):
                2015...     $1.44       $1.32            --
                2014...     $1.32       $1.44            --
                2013...     $0.96       $1.32            --
                2012...     $0.84       $0.96            --
                2011...     $0.88       $0.84            --
                2010...     $0.73       $0.88            --
                2009...     $0.55       $0.73            --
                2008...     $0.90       $0.55            --
                2007...     $1.00(a)    $0.90            --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
               PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                SUB-ACCOUNT(AN):
                2015...     $1.07       $0.99            --
                2014...     $1.04       $1.07            --
                2013...     $1.00       $1.04            --
               PIMCO VIT LOW DURATION SUB-ACCOUNT(J):
                2015...     $0.98       $0.96            --
                2014...     $1.00       $0.98            --
                2013...     $1.03       $1.00            --
                2012...     $1.00       $1.03            --
                2011...     $1.01       $1.00            --
                2010...     $1.00       $1.01            --
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(K):
                2015...     $1.08       $1.06         2,565
                2014...     $1.06       $1.08         3,138
                2013...     $1.11       $1.06         3,727
                2012...     $1.04       $1.11            --
                2011...     $1.03       $1.04            --
                2010...     $1.00       $1.03            --
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(B):
                2015...     $1.65       $1.56            --
                2014...     $1.50       $1.65            --
                2013...     $1.16       $1.50            --
                2012...     $0.99       $1.16            --
                2011...     $1.00       $0.99            --
                2010...     $0.91       $1.00            --
                2009...     $0.72       $0.91            --
                2008...     $1.34       $0.72            --
                2007...     $1.44       $1.34            --
               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2015...     $1.64       $1.48            --
                2014...     $1.51       $1.64            --
                2013...     $1.14       $1.51            --
                2012...     $0.98       $1.14            --
                2011...     $1.06       $0.98            --
                2010...     $0.95       $1.06            --
                2009...     $0.75       $0.95            --
                2008...     $1.25       $0.75            --
                2007...     $1.36       $1.25            --
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2015...     $1.38       $1.35         4,097
                2014...     $1.52       $1.38         4,147
                2013...     $1.22       $1.52         4,197
                2012...     $1.02       $1.22         4,248
                2011...     $1.26       $1.02         4,299
                2010...     $1.17       $1.26        16,720
                2009...     $0.96       $1.17        16,747
                2008...     $1.76       $0.96        14,640
                2007...     $1.67       $1.76        14,601
               PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT(O):
                2015...     $1.83       $1.79            --
                2014...     $1.66       $1.83            --
                2013...     $1.24       $1.66            --
                2012...     $1.09       $1.24            --
                2011...     $1.18       $1.09            --
                2010...     $1.01       $1.18            --
                2009...     $0.78       $1.01            --
                2008...     $1.31       $0.78            --
                2007...     $1.27       $1.31            --

2.40% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               PUTNAM VT VOYAGER SUB-ACCOUNT:
                2015...     $1.80       $1.65          --
                2014...     $1.68       $1.80          --
                2013...     $1.20       $1.68          --
                2012...     $1.07       $1.20          --
                2011...     $1.34       $1.07          --
                2010...     $1.13       $1.34          --
                2009...     $0.71       $1.13          --
                2008...     $1.15       $0.71          --
                2007...     $1.12       $1.15          --
               TOPS(R) MANAGED RISK BALANCED ETF
                SUB-ACCOUNT(AA):
                2015...     $1.07       $1.00          --
                2014...     $1.07       $1.07          --
                2013...     $1.01       $1.07          --
                2012...     $1.00       $1.01          --
               TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AS):
                2015...     $1.03       $0.95          --
                2014...     $1.03       $1.03          --
                2013...     $1.00       $1.03          --
               TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AB):
                2015...     $1.13       $1.00          --
                2014...     $1.14       $1.13          --
                2013...     $1.01       $1.14          --
                2012...     $1.00       $1.01          --
               TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                SUB-ACCOUNT(AC):
                2015...     $1.11       $1.02          --
                2014...     $1.11       $1.11          --
                2013...     $1.01       $1.11          --
                2012...     $1.00       $1.01          --

2.50% Variable Account Charge

                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT ADVANTUS BOND SUB-ACCOUNT(Z):
                2015...     $1.19       $1.16        196,726
                2014...     $1.14       $1.19        203,686
                2013...     $1.18       $1.14        290,115
                2012...     $1.13       $1.18        244,192
                2011...     $1.07       $1.13        297,754
                2010...     $1.00       $1.07        261,792
                2009...     $0.89       $1.00        245,480
                2008...     $1.05       $0.89         43,029
                2007...     $1.06       $1.05         24,380
               SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(Z):
                2015...     $2.24       $2.13         50,000
                2014...     $2.10       $2.24         51,693
                2013...     $1.63       $2.10         68,394
                2012...     $1.42       $1.63         70,700
                2011...     $1.49       $1.42         63,514
                2010...     $1.21       $1.49         52,782
                2009...     $0.91       $1.21         45,580
                2008...     $1.47       $0.91         12,794
                2007...     $1.41       $1.47          9,828
               SFT ADVANTUS INDEX 500 SUB-ACCOUNT(Z):
                2015...     $1.78       $1.75          2,070
                2014...     $1.61       $1.78          5,462
                2013...     $1.26       $1.61          6,242
                2012...     $1.12       $1.26          7,096
                2011...     $1.13       $1.12          8,172
                2010...     $1.01       $1.13          9,690
                2009...     $0.82       $1.01         10,599
                2008...     $1.34       $0.82          5,351
                2007...     $1.31       $1.34             --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(Z):
                2015...     $1.38       $1.29         33,411
                2014...     $1.39       $1.38         38,196
                2013...     $1.42       $1.39         62,451
                2012...     $1.26       $1.42         52,425
                2011...     $1.29       $1.26         64,764
                2010...     $1.16       $1.29         75,244
                2009...     $1.01       $1.16         70,516
                2008...     $1.00       $1.01         26,578
                2007...     $0.94       $1.00          5,411
               SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                SUB-ACCOUNT(CA):
                2015...     $1.11       $1.05             --
                2014...     $1.06       $1.11             --
                2013...     $1.00(ak)   $1.06             --
               SFT ADVANTUS MANAGED VOLATILITY EQUITY
                SUB-ACCOUNT(BZ):
                2015...     $1.00       $1.00             --
               SFT ADVANTUS GOVERNMENT MONEY MARKET
                SUB-ACCOUNT(Z)(CB):
                2015...     $0.87       $0.85         13,647
                2014...     $0.89       $0.87         73,159
                2013...     $0.92       $0.89         20,416
                2012...     $0.94       $0.92        211,362
                2011...     $0.96       $0.94        207,931
                2010...     $0.99       $0.96         19,121
                2009...     $1.01       $0.99         17,655
                2008...     $1.02       $1.01        117,945
                2007...     $1.00       $1.02             --
               SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(Z):
                2015...     $1.03       $1.03         10,402
                2014...     $1.00       $1.03         11,053
                2013...     $1.04       $1.00         25,948
                2012...     $1.03       $1.04         23,471
                2011...     $0.99       $1.03         23,456
                2010...     $0.95       $0.99         27,723
                2009...     $0.91       $0.95         25,929
                2008...     $1.07       $0.91          7,173
                2007...     $1.06       $1.07          4,617
               SFT ADVANTUS REAL ESTATE SECURITIES
                SUB-ACCOUNT(Z):
                2015...     $2.25       $2.30         29,121
                2014...     $1.77       $2.25         31,496
                2013...     $1.79       $1.77         43,902
                2012...     $1.56       $1.79         44,909
                2011...     $1.52       $1.56         49,496
                2010...     $1.21       $1.52         39,037
                2009...     $0.99       $1.21         43,177
                2008...     $1.60       $0.99          8,682
                2007...     $1.94       $1.60          3,089
               SFT IVY/SM/ GROWTH
                SUB-ACCOUNT(AY)(AZ)(BA)(BB)(BC)(BD)(BE):
                2015...     $1.93       $2.01        118,206
                2014...     $1.75(bo)   $1.93        124,434
               SFT IVY/SM/ SMALL CAP GROWTH
                SUB-ACCOUNT(BF)(BG)(BH):
                2015...     $1.79       $1.68         10,587
                2014...     $1.68(bo)   $1.79         11,178
               SFT PYRAMIS(R) CORE EQUITY
                SUB-ACCOUNT(BI)(BJ)(BK):
                2015...     $2.13       $2.10         18,071
                2014...     $1.95(bo)   $2.13         17,653
               SFT T. ROWE PRICE VALUE SUB-ACCOUNT(BL)(BM)(BN):
                2015...     $2.06       $1.97        116,264
                2014...     $1.93(bo)   $2.06        116,943
               AB VPS DYNAMIC ASSET ALLOCATION
                SUB-ACCOUNT(AL)(BT)(BU):
                2015...     $1.06       $1.02             --
                2014...     $1.04       $1.06             --
                2013...     $1.00       $1.04             --

2.50% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AB VPS INTERNATIONAL VALUE SUB-ACCOUNT(BT)(BV):
                2015...     $0.53       $0.53         13,579
                2014...     $0.58       $0.53          6,921
                2013...     $0.49       $0.58          7,154
                2012...     $0.44       $0.49          9,109
                2011...     $0.56       $0.44         91,399
                2010...     $0.55       $0.56         94,829
                2009...     $0.42       $0.55        103,712
                2008...     $0.92       $0.42         16,245
                2007...     $1.00(a)    $0.92             --
               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2015...     $1.74       $1.60             --
                2014...     $1.59       $1.74             --
                2013...     $1.20       $1.59             --
                2012...     $1.08       $1.20             --
                2011...     $1.07       $1.08             --
                2010...     $0.97       $1.07             --
                2009...     $0.84       $0.97             --
                2008...     $1.32       $0.84             --
                2007...     $1.36       $1.32             --
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT:
                2015...     $1.13       $1.08        107,697
                2014...     $1.13       $1.13        113,443
                2013...     $1.26       $1.13        156,927
                2012...     $1.20       $1.26        191,556
                2011...     $1.11       $1.20        123,773
                2010...     $1.08       $1.11        128,322
                2009...     $1.00       $1.08         60,557
                2008...     $1.04       $1.00         15,169
                2007...     $1.00(a)    $1.04             --
               AMERICAN FUNDS IS: GLOBAL BOND/SM/
                SUB-ACCOUNT(W):
                2015...     $0.96       $0.90             --
                2014...     $0.97       $0.96             --
                2013...     $1.02       $0.97             --
                2012...     $0.99       $1.02         27,239
                2011...     $1.00       $0.99             --
               AMERICAN FUNDS IS: GLOBAL GROWTH/SM/
                SUB-ACCOUNT(S):
                2015...     $1.24       $1.29          4,027
                2014...     $1.24       $1.24          4,080
                2013...     $0.98       $1.24          6,012
                2012...     $0.82       $0.98          6,091
                2011...     $1.00       $0.82             --
               AMERICAN FUNDS IS: GLOBAL SMALL
                CAPITALIZATION/SM/ SUB-ACCOUNT(X):
                2015...     $1.09       $1.06          4,442
                2014...     $1.09       $1.09          4,500
                2013...     $0.87       $1.09          6,632
                2012...     $0.76       $0.87         28,236
                2011...     $1.00       $0.76             --
               AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(U):
                2015...     $1.33       $1.38         33,759
                2014...     $1.26       $1.33         34,201
                2013...     $0.99       $1.26         34,653
                2012...     $0.86       $0.99         65,967
                2011...     $1.00       $0.86             --
               AMERICAN FUNDS IS: GROWTH-INCOME/SM/
                SUB-ACCOUNT(T):
                2015...     $1.45       $1.43         23,591
                2014...     $1.34       $1.45         23,899
                2013...     $1.03       $1.34         24,212
                2012...     $0.90       $1.03         35,884
                2011...     $1.00       $0.90             --
               AMERICAN FUNDS IS: INTERNATIONAL/SM/
                SUB-ACCOUNT(Y):
                2015...     $1.00       $0.93         19,486
                2014...     $1.06       $1.00         19,741
                2013...     $0.89       $1.06         19,999
                2012...     $0.77       $0.89         74,043
                2011...     $1.00       $0.77             --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(R):
                2015...     $0.91       $0.86            --
                2014...     $1.01       $0.91            --
                2013...     $0.93       $1.01            --
                2012...     $0.81       $0.93            --
                2011...     $1.00       $0.81            --
               AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                SECURITIES/SM/ SUB-ACCOUNT(V):
                2015...     $1.01       $1.00            --
                2014...     $0.98       $1.01            --
                2013...     $1.04       $0.98            --
                2012...     $1.05       $1.04            --
                2011...     $1.00       $1.05            --
               CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                SUB-ACCOUNT(BX):
                2015...     $1.00       $0.95            --
               FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2015...     $1.64       $1.53        27,480
                2014...     $1.55       $1.64        28,221
                2013...     $1.24       $1.55        33,930
                2012...     $1.09       $1.24        31,022
                2011...     $1.11       $1.09        26,807
                2010...     $0.99       $1.11        27,370
                2009...     $0.78       $0.99        24,327
                2008...     $1.40       $0.78        13,008
                2007...     $1.42       $1.40         8,848
               FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                2015...     $2.54       $2.43        37,434
                2014...     $2.45       $2.54        38,252
                2013...     $1.85       $2.45        44,673
                2012...     $1.66       $1.85        44,757
                2011...     $1.90       $1.66        42,797
                2010...     $1.52       $1.90        56,016
                2009...     $1.11       $1.52         8,017
                2008...     $1.89       $1.11         4,636
                2007...     $1.68       $1.89            --
               FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(AV):
                2015...     $1.71       $1.58         5,082
                2014...     $1.63       $1.71         5,149
                2013...     $1.31       $1.63        14,223
                2012...     $1.17       $1.31         8,094
                2011...     $1.21       $1.17        30,081
                2010...     $1.12       $1.21        29,236
                2009...     $0.91       $1.12        28,459
                2008...     $1.49       $0.91            --
                2007...     $1.47       $1.49            --
               FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(AT):
                2015...     $1.32       $1.19        19,373
                2014...     $1.35       $1.32        19,408
                2013...     $1.01       $1.35        32,397
                2012...     $0.88       $1.01        26,720
                2011...     $0.93       $0.88        36,174
                2010...     $0.75       $0.93        43,551
                2009...     $0.59       $0.75        45,589
                2008...     $0.91       $0.59         9,537
                2007...     $1.00(a)    $0.91            --
               FRANKLIN SMALL-MID CAP GROWTH VIP
                SUB-ACCOUNT(AU):
                2015...     $1.87       $1.77            --
                2014...     $1.78       $1.87            --
                2013...     $1.32       $1.78            --
                2012...     $1.22       $1.32            --
                2011...     $1.32       $1.22        22,997
                2010...     $1.06       $1.32        23,298
                2009...     $0.76       $1.06        23,602
                2008...     $1.35       $0.76            --
                2007...     $1.24       $1.35            --

2.50% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(AW):
                2015...     $1.81       $1.42         8,556
                2014...     $2.03       $1.81         8,121
                2013...     $2.10       $2.03         8,055
                2012...     $1.90       $2.10         7,922
                2011...     $2.32       $1.90        10,239
                2010...     $2.02       $2.32         8,197
                2009...     $1.20       $2.02           463
                2008...     $2.60       $1.20         1,245
                2007...     $2.07       $2.60         1,007
               GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                SUB-ACCOUNT(AM)(BS):
                2015...     $1.05       $0.96            --
                2014...     $1.03       $1.05            --
                2013...     $1.00       $1.03            --
               GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                SUB-ACCOUNT(I)(AJ):
                2015...     $1.00       $0.97            --
                2014...     $1.03       $1.00            --
                2013...     $1.05       $1.03            --
                2012...     $1.05       $1.05            --
                2011...     $1.01       $1.05            --
                2010...     $1.00       $1.01            --
               INVESCO V.I. AMERICAN VALUE
                SUB-ACCOUNT(N)(AD)(AF):
                2015...     $1.37       $1.21            --
                2014...     $1.28       $1.37            --
                2013...     $0.98       $1.28            --
                2012...     $0.86       $0.98            --
                2011...     $0.87       $0.86            --
                2010...     $0.73       $0.87            --
                2009...     $0.54       $0.73            --
                2008...     $0.95       $0.54            --
                2007...     $1.00(a)    $0.95            --
               INVESCO V.I. COMSTOCK SUB-ACCOUNT(L)(AG):
                2015...     $1.86       $1.70            --
                2014...     $1.75       $1.86            --
                2013...     $1.32       $1.75            --
                2012...     $1.14       $1.32            --
                2011...     $1.19       $1.14            --
                2010...     $1.06       $1.19            --
                2009...     $0.84       $1.06            --
                2008...     $1.35       $0.84            --
                2007...     $1.41       $1.35            --
               INVESCO V.I. EQUITY AND INCOME
                SUB-ACCOUNT(F)(Q)(AH):
                2015...     $1.33       $1.26            --
                2014...     $1.25       $1.33            --
                2013...     $1.03       $1.25            --
                2012...     $0.94       $1.03            --
                2011...     $0.98       $0.94            --
                2010...     $0.93       $0.98            --
                2009...     $0.71       $0.93            --
                2008...     $1.19       $0.71            --
                2007...     $1.20       $1.19            --
               INVESCO V.I. GROWTH AND INCOME
                SUB-ACCOUNT(M)(AI):
                2015...     $1.90       $1.79            52
                2014...     $1.77       $1.90           798
                2013...     $1.36       $1.77           810
                2012...     $1.22       $1.36           823
                2011...     $1.27       $1.22         1,517
                2010...     $1.17       $1.27         2,276
                2009...     $0.96       $1.17         3,084
                2008...     $1.46       $0.96            --
                2007...     $1.46       $1.46            --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(F):
                2015...     $1.29       $1.19         34,763
                2014...     $1.30       $1.29         37,377
                2013...     $0.97       $1.30         51,493
                2012...     $0.88       $0.97         43,581
                2011...     $0.91       $0.88         56,601
                2010...     $0.73       $0.91         67,787
                2009...     $0.62       $0.73         69,665
                2008...     $0.92       $0.62         17,953
                2007...     $1.00(a)    $0.92             --
               IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(D):
                2015...     $2.58       $2.31        134,573
                2014...     $2.79       $2.58        139,244
                2013...     $2.29       $2.79        153,720
                2012...     $1.97       $2.29        147,240
                2011...     $2.17       $1.97        166,049
                2010...     $2.05       $2.17        157,104
                2009...     $1.68       $2.05         18,545
                2008...     $2.32       $1.68         11,508
                2007...     $1.65       $2.32             --
               IVY FUNDS VIP BALANCED SUB-ACCOUNT(D):
                2015...     $1.85       $1.80             --
                2014...     $1.77       $1.85             --
                2013...     $1.46       $1.77             --
                2012...     $1.34       $1.46             --
                2011...     $1.33       $1.34             --
                2010...     $1.17       $1.33             --
                2009...     $1.06       $1.17             --
                2008...     $1.37       $1.06             --
                2007...     $1.24       $1.37             --
               IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(D):
                2015...     $2.25       $2.18             --
                2014...     $2.10       $2.25             --
                2013...     $1.62       $2.10             --
                2012...     $1.40       $1.62             --
                2011...     $1.41       $1.40             --
                2010...     $1.19       $1.41             --
                2009...     $0.99       $1.19             --
                2008...     $1.55       $0.99             --
                2007...     $1.40       $1.55             --
               IVY FUNDS VIP GLOBAL GROWTH SUB-ACCOUNT(D)(BR):
                2015...     $1.76       $1.78             --
                2014...     $1.79       $1.76             --
                2013...     $1.54       $1.79          4,663
                2012...     $1.34       $1.54             --
                2011...     $1.48       $1.34         24,664
                2010...     $1.32       $1.48         23,954
                2009...     $1.07       $1.32         23,183
                2008...     $1.89       $1.07             --
                2007...     $1.60       $1.89             --
               IVY FUNDS VIP GLOBAL NATURAL RESOURCES
                SUB-ACCOUNT(D):
                2015...     $1.05       $0.79        119,970
                2014...     $1.23       $1.05         75,417
                2013...     $1.17       $1.23         84,571
                2012...     $1.18       $1.17         90,822
                2011...     $1.54       $1.18         76,247
                2010...     $1.35       $1.54         94,510
                2009...     $0.80       $1.35         17,257
                2008...     $2.12       $0.80         10,453
                2007...     $1.52       $2.12             --
               IVY FUNDS VIP HIGH INCOME
                SUB-ACCOUNT(AO)(BP)(BQ):
                2015...     $1.02       $0.93         30,074
                2014...     $1.02       $1.02         30,508
                2013...     $1.00       $1.02             --

2.50% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                SUB-ACCOUNT(D)(G):
                2015...     $1.79       $1.73        48,402
                2014...     $1.81       $1.79        46,191
                2013...     $1.48       $1.81        69,060
                2012...     $1.34       $1.48        58,615
                2011...     $1.60       $1.34        55,038
                2010...     $1.44       $1.60        64,855
                2009...     $1.08       $1.44        61,492
                2008...     $1.91       $1.08        16,453
                2007...     $1.78       $1.91         7,270
               IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(D):
                2015...     $2.12       $1.88           742
                2014...     $2.21       $2.12            --
                2013...     $1.44       $2.21            --
                2012...     $1.32       $1.44            --
                2011...     $1.46       $1.32            --
                2010...     $1.06       $1.46            --
                2009...     $0.77       $1.06            --
                2008...     $1.52       $0.77            --
                2007...     $1.46       $1.52            --
               IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(D):
                2015...     $2.27       $2.08         6,577
                2014...     $2.16       $2.27         6,663
                2013...     $1.70       $2.16         6,754
                2012...     $1.54       $1.70         6,846
                2011...     $1.58       $1.54            --
                2010...     $1.23       $1.58            --
                2009...     $0.86       $1.23            --
                2008...     $1.39       $0.86            --
                2007...     $1.26       $1.39            --
               IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED
                VOLATILITY SUB-ACCOUNT(AP):
                2015...     $1.06       $1.03            --
                2014...     $1.04       $1.06            --
                2013...     $1.00       $1.04            --
               IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE
                -- MANAGED VOLATILITY(AQ):
                2015...     $1.06       $1.03            --
                2014...     $1.05       $1.06            --
                2013...     $1.00       $1.05            --
               IVY FUNDS VIP PATHFINDER MODERATELY CONSERVATIVE
                -- MANAGED VOLATILITY SUB-ACCOUNT(AR):
                2015...     $1.04       $1.01            --
                2014...     $1.04       $1.04            --
                2013...     $1.00       $1.04            --
               IVY FUNDS VIP SCIENCE AND TECHNOLOGY
                SUB-ACCOUNT(D):
                2015...     $3.08       $2.92        10,985
                2014...     $3.07       $3.08         7,060
                2013...     $2.01       $3.07         9,072
                2012...     $1.61       $2.01         6,988
                2011...     $1.76       $1.61         5,549
                2010...     $1.60       $1.76         8,582
                2009...     $1.14       $1.60         9,503
                2008...     $1.76       $1.14        11,885
                2007...     $1.45       $1.76         2,890
               IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(D):
                2015...     $2.02       $1.86         7,437
                2014...     $1.93       $2.02         8,046
                2013...     $1.48       $1.93         9,276
                2012...     $1.28       $1.48         9,879
                2011...     $1.51       $1.28         6,750
                2010...     $1.22       $1.51         6,633
                2009...     $0.97       $1.22         2,587
                2008...     $1.35       $0.97         5,269
                2007...     $1.44       $1.35         5,127


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP VALUE SUB-ACCOUNT(D):
                2015...     $1.92       $1.80             --
                2014...     $1.77       $1.92             --
                2013...     $1.34       $1.77             --
                2012...     $1.16       $1.34             --
                2011...     $1.28       $1.16             --
                2010...     $1.11       $1.28             --
                2009...     $0.90       $1.11             --
                2008...     $1.39       $0.90             --
                2007...     $1.40       $1.39             --
               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2015...     $1.90       $1.86          1,157
                2014...     $1.80       $1.90          1,666
                2013...     $1.54       $1.80          1,619
                2012...     $1.39       $1.54          2,013
                2011...     $1.41       $1.39          2,997
                2010...     $1.33       $1.41          3,369
                2009...     $1.09       $1.33          5,911
                2008...     $1.33       $1.09          7,306
                2007...     $1.24       $1.33             --
               JANUS ASPEN: FLEXIBLE BOND SUB-ACCOUNT(BW):
                2015...     $1.00       $0.97             --
               JANUS ASPEN: FORTY SUB-ACCOUNT:
                2015...     $2.22       $2.42         92,234
                2014...     $2.10       $2.22         93,998
                2013...     $1.64       $2.10         96,677
                2012...     $1.36       $1.64         95,982
                2011...     $1.50       $1.36        102,212
                2010...     $1.44       $1.50        142,321
                2009...     $1.01       $1.44          9,268
                2008...     $1.87       $1.01          8,164
                2007...     $1.40       $1.87          3,839
               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(E):
                2015...     $1.93       $1.71         33,278
                2014...     $2.25       $1.93         33,467
                2013...     $2.02       $2.25         43,116
                2012...     $1.83       $2.02         35,408
                2011...     $2.77       $1.83         33,922
                2010...     $2.27       $2.77         33,394
                2009...     $1.30       $2.27         32,719
                2008...     $2.79       $1.30         16,249
                2007...     $2.24       $2.79          4,020
               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(C):
                2015...     $1.28       $1.21         25,957
                2014...     $1.21       $1.28         26,521
                2013...     $0.99       $1.21         41,795
                2012...     $0.92       $0.99         34,921
                2011...     $0.97       $0.92         41,269
                2010...     $0.86       $0.97         48,770
                2009...     $0.66       $0.86         38,689
                2008...     $0.94       $0.66         11,727
                2007...     $1.00       $0.94             --
               MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                2015...     $1.50       $1.53             --
                2014...     $1.42       $1.50             --
                2013...     $1.06       $1.42             --
                2012...     $0.93       $1.06             --
                2011...     $1.02       $0.93             --
                2010...     $0.81       $1.02             --
                2009...     $0.59       $0.81             --
                2008...     $1.24       $0.59             --
                2007...     $1.16(a)    $1.24             --
               MFS(R) VIT II INTERNATIONAL VALUE
                SUB-ACCOUNT(BY):
                2015...     $1.00       $0.96             --

2.50% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(H):
                2015...     $0.66       $0.57         34,370
                2014...     $0.70       $0.66         33,290
                2013...     $0.73       $0.70         46,326
                2012...     $0.63       $0.73         38,418
                2011...     $0.78       $0.63         29,833
                2010...     $0.68       $0.78         34,762
                2009...     $0.41       $0.68         38,124
                2008...     $0.97       $0.41         10,469
                2007...     $1.00(a)    $0.97             --
               MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(CC):
                2015...     $0.98       $0.93         54,147
                2014...     $0.96       $0.98         55,742
                2013...     $0.83       $0.96         60,623
                2012...     $0.75       $0.83         93,684
                2011...     $0.81       $0.75         94,915
                2010...     $0.71       $0.81         52,393
                2009...     $0.58       $0.71             --
                2008...     $0.94       $0.58             --
                2007...     $1.00(a)    $0.94             --
               MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT(CD):
                2015...     $1.06       $1.01        384,808
                2014...     $1.04       $1.06        361,380
                2013...     $0.95       $1.04        363,547
                2012...     $0.88       $0.95        440,155
                2011...     $0.91       $0.88        443,686
                2010...     $0.83       $0.91        510,161
                2009...     $0.72       $0.83        292,492
                2008...     $0.97       $0.72        170,240
                2007...     $1.00(a)    $0.97             --
               MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT(CE):
                2015...     $1.05       $1.01             --
                2014...     $1.05       $1.05             --
                2013...     $1.04       $1.05             --
                2012...     $1.02       $1.04         33,742
                2011...     $1.01       $1.02         34,185
                2010...     $0.97       $1.01         34,631
                2009...     $0.92       $0.97         35,084
                2008...     $1.01       $0.92             --
                2007...     $1.00(a)    $1.01             --
               MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT(CF):
                2015...     $1.02       $0.97        207,101
                2014...     $1.00       $1.02        209,844
                2013...     $0.88       $1.00             --
                2012...     $0.80       $0.88             --
                2011...     $0.85       $0.80             --
                2010...     $0.76       $0.85             --
                2009...     $0.63       $0.76             --
                2008...     $0.95       $0.63             --
                2007...     $1.00(a)    $0.95             --
               MORNINGSTAR INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(CG):
                2015...     $1.05       $1.01         31,668
                2014...     $1.04       $1.05         32,114
                2013...     $0.99       $1.04         32,565
                2012...     $0.94       $0.99         69,613
                2011...     $0.96       $0.94         70,560
                2010...     $0.90       $0.96        109,072
                2009...     $0.82       $0.90        110,782
                2008...     $0.99       $0.82             --
                2007...     $1.00(a)    $0.99             --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT:
                2015...     $1.28       $1.24             --
                2014...     $1.19       $1.28             --
                2013...     $0.89       $1.19             --
                2012...     $0.82       $0.89             --
                2011...     $0.87       $0.82             --
                2010...     $0.73       $0.87             --
                2009...     $0.57       $0.73             --
                2008...     $0.96       $0.57             --
                2007...     $1.00(a)    $0.96             --
               OPPENHEIMER INTERNATIONAL GROWTH/VA
                SUB-ACCOUNT(AX):
                2015...     $1.90       $1.91             --
                2014...     $2.10       $1.90             --
                2013...     $1.71       $2.10             --
                2012...     $1.44       $1.71             --
                2011...     $1.60       $1.44             --
                2010...     $1.43       $1.60             --
                2009...     $1.06       $1.43             --
                2008...     $1.90       $1.06             --
                2007...     $1.73       $1.90             --
               OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                SUB-ACCOUNT(P)(AE):
                2015...     $1.43       $1.31         85,273
                2014...     $1.31       $1.43         86,395
                2013...     $0.96       $1.31         87,532
                2012...     $0.83       $0.96         78,840
                2011...     $0.88       $0.83         78,662
                2010...     $0.73       $0.88        116,137
                2009...     $0.55       $0.73             --
                2008...     $0.90       $0.55             --
                2007...     $1.00(a)    $0.90             --
               PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                SUB-ACCOUNT(AN):
                2015...     $1.07       $0.98             --
                2014...     $1.04       $1.07             --
                2013...     $1.00       $1.04             --
               PIMCO VIT LOW DURATION SUB-ACCOUNT(J):
                2015...     $0.98       $0.96             --
                2014...     $1.00       $0.98             --
                2013...     $1.03       $1.00         28,743
                2012...     $0.99       $1.03         63,512
                2011...     $1.01       $0.99             --
                2010...     $1.00       $1.01             --
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(K):
                2015...     $1.07       $1.05             --
                2014...     $1.06       $1.07             --
                2013...     $1.10       $1.06         26,656
                2012...     $1.03       $1.10         90,117
                2011...     $1.02       $1.03             --
                2010...     $1.00       $1.02             --
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(B):
                2015...     $1.63       $1.54             --
                2014...     $1.48       $1.63             --
                2013...     $1.15       $1.48             --
                2012...     $0.99       $1.15             --
                2011...     $0.99       $0.99             --
                2010...     $0.90       $0.99             --
                2009...     $0.72       $0.90             --
                2008...     $1.33       $0.72             --
                2007...     $1.43       $1.33             --

2.50% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2015...     $1.62       $1.46            --
                2014...     $1.50       $1.62            --
                2013...     $1.13       $1.50            --
                2012...     $0.98       $1.13            --
                2011...     $1.05       $0.98            --
                2010...     $0.94       $1.05            --
                2009...     $0.74       $0.94            --
                2008...     $1.24       $0.74            --
                2007...     $1.36       $1.24            --
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2015...     $1.37       $1.34            --
                2014...     $1.51       $1.37            --
                2013...     $1.20       $1.51            --
                2012...     $1.01       $1.20            --
                2011...     $1.25       $1.01            --
                2010...     $1.17       $1.25         4,217
                2009...     $0.96       $1.17         4,195
                2008...     $1.75       $0.96         3,320
                2007...     $1.66       $1.75         3,801
               PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT(O):
                2015...     $1.81       $1.76            --
                2014...     $1.64       $1.81            --
                2013...     $1.23       $1.64            --
                2012...     $1.08       $1.23            --
                2011...     $1.17       $1.08            --
                2010...     $1.00       $1.17            --
                2009...     $0.78       $1.00            --
                2008...     $1.30       $0.78            --
                2007...     $1.26       $1.30            --
               PUTNAM VT VOYAGER SUB-ACCOUNT:
                2015...     $1.78       $1.63            --
                2014...     $1.66       $1.78            --
                2013...     $1.18       $1.66            --
                2012...     $1.06       $1.18            --
                2011...     $1.33       $1.06            --
                2010...     $1.13       $1.33            --
                2009...     $0.70       $1.13            --
                2008...     $1.15       $0.70            --
                2007...     $1.12       $1.15            --
               TOPS(R) MANAGED RISK BALANCED ETF
                SUB-ACCOUNT(AA):
                2015...     $1.07       $1.00            --
                2014...     $1.07       $1.07            --
                2013...     $1.01       $1.07            --
                2012...     $1.00       $1.01            --
               TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AS):
                2015...     $1.02       $0.95            --
                2014...     $1.02       $1.02            --
                2013...     $1.00       $1.02            --
               TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AB):
                2015...     $1.13       $1.00            --
                2014...     $1.14       $1.13            --
                2013...     $1.01       $1.14            --
                2012...     $1.00       $1.01            --
               TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                SUB-ACCOUNT(AC):
                2015...     $1.11       $1.01            --
                2014...     $1.11       $1.11            --
                2013...     $1.01       $1.11            --
                2012...     $1.00       $1.01            --



2.55% Variable Account Charge

                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT ADVANTUS BOND SUB-ACCOUNT(Z):
                2015...     $1.18       $1.15          --
                2014...     $1.14       $1.18          --
                2013...     $1.18       $1.14          --
                2012...     $1.12       $1.18          --
                2011...     $1.07       $1.12          --
                2010...     $1.00       $1.07          --
                2009...     $0.89       $1.00          --
                2008...     $1.05       $0.89          --
                2007...     $1.06       $1.05          --
               SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(Z):
                2015...     $2.23       $2.12          --
                2014...     $2.09       $2.23          --
                2013...     $1.62       $2.09          --
                2012...     $1.42       $1.62          --
                2011...     $1.49       $1.42          --
                2010...     $1.21       $1.49          --
                2009...     $0.91       $1.21          --
                2008...     $1.47       $0.91          --
                2007...     $1.40       $1.47          --
               SFT ADVANTUS INDEX 500 SUB-ACCOUNT(Z):
                2015...     $1.77       $1.74          --
                2014...     $1.61       $1.77          --
                2013...     $1.25       $1.61          --
                2012...     $1.11       $1.25          --
                2011...     $1.12       $1.11          --
                2010...     $1.00       $1.12          --
                2009...     $0.82       $1.00          --
                2008...     $1.34       $0.82          --
                2007...     $1.31       $1.34          --
               SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(Z):
                2015...     $1.37       $1.28          --
                2014...     $1.38       $1.37          --
                2013...     $1.42       $1.38          --
                2012...     $1.25       $1.42          --
                2011...     $1.29       $1.25          --
                2010...     $1.16       $1.29          --
                2009...     $1.01       $1.16          --
                2008...     $1.00       $1.01          --
                2007...     $0.93       $1.00          --
               SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                SUB-ACCOUNT(CA):
                2015...     $1.11       $1.05          --
                2014...     $1.05       $1.11          --
                2013...     $1.00(ak)   $1.05          --
               SFT ADVANTUS MANAGED VOLATILITY EQUITY
                SUB-ACCOUNT(BZ):
                2015...     $1.00       $1.00          --
               SFT ADVANTUS GOVERNMENT MONEY MARKET
                SUB-ACCOUNT(Z)(CB):
                2015...     $0.87       $0.85          --
                2014...     $0.89       $0.87          --
                2013...     $0.91       $0.89          --
                2012...     $0.94       $0.91          --
                2011...     $0.96       $0.94          --
                2010...     $0.99       $0.96          --
                2009...     $1.01       $0.99          --
                2008...     $1.01       $1.01          --
                2007...     $0.99       $1.01          --

2.55% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(Z):
                2015...     $1.02       $1.03          --
                2014...     $0.99       $1.02          --
                2013...     $1.04       $0.99          --
                2012...     $1.03       $1.04          --
                2011...     $0.99       $1.03          --
                2010...     $0.95       $0.99          --
                2009...     $0.90       $0.95          --
                2008...     $1.06       $0.90          --
                2007...     $1.06       $1.06          --
               SFT ADVANTUS REAL ESTATE SECURITIES
                SUB-ACCOUNT(Z):
                2015...     $2.23       $2.29          --
                2014...     $1.76       $2.23          --
                2013...     $1.78       $1.76          --
                2012...     $1.55       $1.78          --
                2011...     $1.51       $1.55          --
                2010...     $1.20       $1.51          --
                2009...     $0.99       $1.20          --
                2008...     $1.59       $0.99          --
                2007...     $1.94       $1.59          --
               SFT IVY/SM/ GROWTH
                SUB-ACCOUNT(AY)(AZ)(BA)(BB)(BC)(BD)(BE):
                2015...     $1.92       $2.00          --
                2014...     $1.74(bo)   $1.92          --
               SFT IVY/SM/ SMALL CAP GROWTH
                SUB-ACCOUNT(BF)(BG)(BH):
                2015...     $1.78       $1.67          --
                2014...     $1.67(bo)   $1.78          --
               SFT PYRAMIS(R) CORE EQUITY
                SUB-ACCOUNT(BI)(BJ)(BK):
                2015...     $2.12       $2.08          --
                2014...     $1.93(bo)   $2.12          --
               SFT T. ROWE PRICE VALUE SUB-ACCOUNT(BL)(BM)(BN):
                2015...     $2.05       $1.96          --
                2014...     $1.92(bo)   $2.05          --
               AB VPS DYNAMIC ASSET ALLOCATION
                SUB-ACCOUNT(AL)(BT)(BU):
                2015...     $1.06       $1.02          --
                2014...     $1.04       $1.06          --
                2013...     $1.00       $1.04          --
               AB VPS INTERNATIONAL VALUE SUB-ACCOUNT(BT)(BV):
                2015...     $0.53       $0.53          --
                2014...     $0.58       $0.53          --
                2013...     $0.49       $0.58          --
                2012...     $0.44       $0.49          --
                2011...     $0.56       $0.44          --
                2010...     $0.55       $0.56          --
                2009...     $0.42       $0.55          --
                2008...     $0.92       $0.42          --
                2007...     $1.00(a)    $0.92          --
               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2015...     $1.73       $1.59          --
                2014...     $1.58       $1.73          --
                2013...     $1.20       $1.58          --
                2012...     $1.07       $1.20          --
                2011...     $1.07       $1.07          --
                2010...     $0.96       $1.07          --
                2009...     $0.84       $0.96          --
                2008...     $1.32       $0.84          --
                2007...     $1.36       $1.32          --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT:
                2015...     $1.13       $1.07          --
                2014...     $1.12       $1.13          --
                2013...     $1.26       $1.12          --
                2012...     $1.20       $1.26          --
                2011...     $1.10       $1.20          --
                2010...     $1.08       $1.10          --
                2009...     $1.00       $1.08          --
                2008...     $1.04       $1.00          --
                2007...     $1.00(a)    $1.04          --
               AMERICAN FUNDS IS: GLOBAL BOND/SM/
                SUB-ACCOUNT(W):
                2015...     $0.96       $0.89          --
                2014...     $0.97       $0.96          --
                2013...     $1.02       $0.97          --
                2012...     $0.98       $1.02          --
                2011...     $1.00       $0.98          --
               AMERICAN FUNDS IS: GLOBAL GROWTH/SM/
                SUB-ACCOUNT(S):
                2015...     $1.23       $1.29          --
                2014...     $1.24       $1.23          --
                2013...     $0.98       $1.24          --
                2012...     $0.82       $0.98          --
                2011...     $1.00       $0.82          --
               AMERICAN FUNDS IS: GLOBAL SMALL
                CAPITALIZATION/SM/ SUB-ACCOUNT(X):
                2015...     $1.09       $1.06          --
                2014...     $1.09       $1.09          --
                2013...     $0.87       $1.09          --
                2012...     $0.76       $0.87          --
                2011...     $1.00       $0.76          --
               AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(U):
                2015...     $1.33       $1.38          --
                2014...     $1.25       $1.33          --
                2013...     $0.99       $1.25          --
                2012...     $0.86       $0.99          --
                2011...     $1.00       $0.86          --
               AMERICAN FUNDS IS: GROWTH-INCOME/SM
                /SUB-ACCOUNT(T):
                2015...     $1.45       $1.43          --
                2014...     $1.34       $1.45          --
                2013...     $1.03       $1.34          --
                2012...     $0.90       $1.03          --
                2011...     $1.00       $0.90          --
               AMERICAN FUNDS IS: INTERNATIONAL/SM/
                SUB-ACCOUNT(Y):
                2015...     $1.00       $0.93          --
                2014...     $1.05       $1.00          --
                2013...     $0.89       $1.05          --
                2012...     $0.77       $0.89          --
                2011...     $1.00       $0.77          --
               AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(R):
                2015...     $0.90       $0.85          --
                2014...     $1.01       $0.90          --
                2013...     $0.93       $1.01          --
                2012...     $0.81       $0.93          --
                2011...     $1.00       $0.81          --
               AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                SECURITIES/SM/ SUB-ACCOUNT(V):
                2015...     $1.01       $1.00          --
                2014...     $0.98       $1.01          --
                2013...     $1.04       $0.98          --
                2012...     $1.05       $1.04          --
                2011...     $1.00       $1.05          --
               CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                SUB-ACCOUNT(BX):
                2015...     $1.00       $0.94          --

2.55% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2015...     $1.63       $1.52          --
                2014...     $1.54       $1.63          --
                2013...     $1.24       $1.54          --
                2012...     $1.08       $1.24          --
                2011...     $1.10       $1.08          --
                2010...     $0.99       $1.10          --
                2009...     $0.78       $0.99          --
                2008...     $1.40       $0.78          --
                2007...     $1.41       $1.40          --
               FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                2015...     $2.52       $2.42          --
                2014...     $2.44       $2.52          --
                2013...     $1.84       $2.44          --
                2012...     $1.65       $1.84          --
                2011...     $1.90       $1.65          --
                2010...     $1.51       $1.90          --
                2009...     $1.11       $1.51          --
                2008...     $1.89       $1.11          --
                2007...     $1.68       $1.89          --
               FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(AV):
                2015...     $1.70       $1.57          --
                2014...     $1.63       $1.70          --
                2013...     $1.30       $1.63          --
                2012...     $1.17       $1.30          --
                2011...     $1.21       $1.17          --
                2010...     $1.12       $1.21          --
                2009...     $0.91       $1.12          --
                2008...     $1.48       $0.91          --
                2007...     $1.47       $1.48          --
               FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(AT):
                2015...     $1.32       $1.19          --
                2014...     $1.34       $1.32          --
                2013...     $1.01       $1.34          --
                2012...     $0.88       $1.01          --
                2011...     $0.93       $0.88          --
                2010...     $0.75       $0.93          --
                2009...     $0.59       $0.75          --
                2008...     $0.91       $0.59          --
                2007...     $1.00(a)    $0.91          --
               FRANKLIN SMALL-MID CAP GROWTH VIP
                SUB-ACCOUNT(AU):
                2015...     $1.86       $1.76          --
                2014...     $1.77       $1.86          --
                2013...     $1.32       $1.77          --
                2012...     $1.22       $1.32          --
                2011...     $1.31       $1.22          --
                2010...     $1.06       $1.31          --
                2009...     $0.75       $1.06          --
                2008...     $1.35       $0.75          --
                2007...     $1.24       $1.35          --
               TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(AW):
                2015...     $1.80       $1.41          --
                2014...     $2.02       $1.80          --
                2013...     $2.09       $2.02          --
                2012...     $1.89       $2.09          --
                2011...     $2.31       $1.89          --
                2010...     $2.01       $2.31          --
                2009...     $1.20       $2.01          --
                2008...     $2.60       $1.20          --
                2007...     $2.07       $2.60          --
               GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                SUB-ACCOUNT(AM)(BS):
                2015...     $1.05       $0.96          --
                2014...     $1.03       $1.05          --
                2013...     $1.00       $1.03          --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                SUB-ACCOUNT(I)(AJ):
                2015...     $1.00       $0.97          --
                2014...     $1.03       $1.00          --
                2013...     $1.05       $1.03          --
                2012...     $1.05       $1.05          --
                2011...     $1.01       $1.05          --
                2010...     $1.00       $1.01          --
               INVESCO V.I. AMERICAN VALUE
                SUB-ACCOUNT(N)(AD)(AF):
                2015...     $1.36       $1.20          --
                2014...     $1.28       $1.36          --
                2013...     $0.98       $1.28          --
                2012...     $0.86       $0.98          --
                2011...     $0.87       $0.86          --
                2010...     $0.73       $0.87          --
                2009...     $0.54       $0.73          --
                2008...     $0.95       $0.54          --
                2007...     $1.00(a)    $0.95          --
               INVESCO V.I. COMSTOCK SUB-ACCOUNT(L)(AG):
                2015...     $1.85       $1.69          --
                2014...     $1.74       $1.85          --
                2013...     $1.31       $1.74          --
                2012...     $1.13       $1.31          --
                2011...     $1.19       $1.13          --
                2010...     $1.05       $1.19          --
                2009...     $0.84       $1.05          --
                2008...     $1.34       $0.84          --
                2007...     $1.41       $1.34          --
               INVESCO V.I. EQUITY AND INCOME
                SUB-ACCOUNT(F)(Q)(AH):
                2015...     $1.32       $1.25          --
                2014...     $1.24       $1.32          --
                2013...     $1.02       $1.24          --
                2012...     $0.93       $1.02          --
                2011...     $0.97       $0.93          --
                2010...     $0.93       $0.97          --
                2009...     $0.71       $0.93          --
                2008...     $1.19       $0.71          --
                2007...     $1.20       $1.19          --
               INVESCO V.I. GROWTH AND INCOME
                SUB-ACCOUNT(M)(AI):
                2015...     $1.89       $1.78          --
                2014...     $1.76       $1.89          --
                2013...     $1.35       $1.76          --
                2012...     $1.21       $1.35          --
                2011...     $1.27       $1.21          --
                2010...     $1.16       $1.27          --
                2009...     $0.96       $1.16          --
                2008...     $1.45       $0.96          --
                2007...     $1.45       $1.45          --
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(F):
                2015...     $1.29       $1.18          --
                2014...     $1.29       $1.29          --
                2013...     $0.97       $1.29          --
                2012...     $0.87       $0.97          --
                2011...     $0.91       $0.87          --
                2010...     $0.72       $0.91          --
                2009...     $0.61       $0.72          --
                2008...     $0.92       $0.61          --
                2007...     $1.00(a)    $0.92          --

2.55% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(D):
                2015...     $2.56       $2.29          --
                2014...     $2.78       $2.56          --
                2013...     $2.28       $2.78          --
                2012...     $1.96       $2.28          --
                2011...     $2.17       $1.96          --
                2010...     $2.04       $2.17          --
                2009...     $1.68       $2.04          --
                2008...     $2.32       $1.68          --
                2007...     $1.65       $2.32          --
               IVY FUNDS VIP BALANCED SUB-ACCOUNT(D):
                2015...     $1.84       $1.79          --
                2014...     $1.76       $1.84          --
                2013...     $1.46       $1.76          --
                2012...     $1.34       $1.46          --
                2011...     $1.33       $1.34          --
                2010...     $1.16       $1.33          --
                2009...     $1.05       $1.16          --
                2008...     $1.37       $1.05          --
                2007...     $1.24       $1.37          --
               IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(D):
                2015...     $2.24       $2.17          --
                2014...     $2.09       $2.24          --
                2013...     $1.61       $2.09          --
                2012...     $1.39       $1.61          --
                2011...     $1.40       $1.39          --
                2010...     $1.19       $1.40          --
                2009...     $0.99       $1.19          --
                2008...     $1.55       $0.99          --
                2007...     $1.39       $1.55          --
               IVY FUNDS VIP GLOBAL GROWTH SUB-ACCOUNT(D)(BR):
                2015...     $1.75       $1.77          --
                2014...     $1.78       $1.75          --
                2013...     $1.53       $1.78          --
                2012...     $1.33       $1.53          --
                2011...     $1.48       $1.33          --
                2010...     $1.32       $1.48          --
                2009...     $1.07       $1.32          --
                2008...     $1.89       $1.07          --
                2007...     $1.60       $1.89          --
               IVY FUNDS VIP GLOBAL NATURAL RESOURCES
                SUB-ACCOUNT(D):
                2015...     $1.04       $0.79          --
                2014...     $1.23       $1.04          --
                2013...     $1.17       $1.23          --
                2012...     $1.18       $1.17          --
                2011...     $1.54       $1.18          --
                2010...     $1.35       $1.54          --
                2009...     $0.80       $1.35          --
                2008...     $2.12       $0.80          --
                2007...     $1.52       $2.12          --
               IVY FUNDS VIP HIGH INCOME
                SUB-ACCOUNT(AO)(BP)(BQ):
                2015...     $1.02       $0.93          --
                2014...     $1.02       $1.02          --
                2013...     $1.00       $1.02          --
               IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                SUB-ACCOUNT(D)(G):
                2015...     $1.78       $1.72          --
                2014...     $1.80       $1.78          --
                2013...     $1.48       $1.80          --
                2012...     $1.34       $1.48          --
                2011...     $1.59       $1.34          --
                2010...     $1.43       $1.59          --
                2009...     $1.07       $1.43          --
                2008...     $1.91       $1.07          --
                2007...     $1.78       $1.91          --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(D):
                2015...     $2.11       $1.87          --
                2014...     $2.20       $2.11          --
                2013...     $1.43       $2.20          --
                2012...     $1.32       $1.43          --
                2011...     $1.45       $1.32          --
                2010...     $1.06       $1.45          --
                2009...     $0.77       $1.06          --
                2008...     $1.51       $0.77          --
                2007...     $1.46       $1.51          --
               IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(D):
                2015...     $2.26       $2.07          --
                2014...     $2.15       $2.26          --
                2013...     $1.69       $2.15          --
                2012...     $1.53       $1.69          --
                2011...     $1.58       $1.53          --
                2010...     $1.23       $1.58          --
                2009...     $0.86       $1.23          --
                2008...     $1.39       $0.86          --
                2007...     $1.26       $1.39          --
               IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED
                VOLATILITY SUB-ACCOUNT(AP):
                2015...     $1.06       $1.02          --
                2014...     $1.04       $1.06          --
                2013...     $1.00       $1.04          --
               IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE
                -- MANAGED VOLATILITY(AQ):
                2015...     $1.06       $1.03          --
                2014...     $1.05       $1.06          --
                2013...     $1.00       $1.05          --
               IVY FUNDS VIP PATHFINDER MODERATELY CONSERVATIVE
                -- MANAGED VOLATILITY SUB-ACCOUNT(AR):
                2015...     $1.04       $1.01          --
                2014...     $1.04       $1.04          --
                2013...     $1.00       $1.04          --
               IVY FUNDS VIP SCIENCE AND TECHNOLOGY
                SUB-ACCOUNT(D):
                2015...     $3.06       $2.90          --
                2014...     $3.05       $3.06          --
                2013...     $2.00       $3.05          --
                2012...     $1.61       $2.00          --
                2011...     $1.75       $1.61          --
                2010...     $1.59       $1.75          --
                2009...     $1.13       $1.59          --
                2008...     $1.76       $1.13          --
                2007...     $1.45       $1.76          --
               IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(D):
                2015...     $2.01       $1.85          --
                2014...     $1.92       $2.01          --
                2013...     $1.48       $1.92          --
                2012...     $1.28       $1.48          --
                2011...     $1.50       $1.28          --
                2010...     $1.22       $1.50          --
                2009...     $0.97       $1.22          --
                2008...     $1.35       $0.97          --
                2007...     $1.44       $1.35          --
               IVY FUNDS VIP VALUE SUB-ACCOUNT(D):
                2015...     $1.91       $1.79          --
                2014...     $1.76       $1.91          --
                2013...     $1.34       $1.76          --
                2012...     $1.15       $1.34          --
                2011...     $1.28       $1.15          --
                2010...     $1.10       $1.28          --
                2009...     $0.89       $1.10          --
                2008...     $1.38       $0.89          --
                2007...     $1.39       $1.38          --

2.55% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2015...     $1.89       $1.85          --
                2014...     $1.79       $1.89          --
                2013...     $1.53       $1.79          --
                2012...     $1.39       $1.53          --
                2011...     $1.40       $1.39          --
                2010...     $1.33       $1.40          --
                2009...     $1.09       $1.33          --
                2008...     $1.33       $1.09          --
                2007...     $1.24       $1.33          --
               JANUS ASPEN: FLEXIBLE BOND SUB-ACCOUNT(BW):
                2015...     $1.00       $0.97          --
               JANUS ASPEN: FORTY SUB-ACCOUNT:
                2015...     $2.21       $2.41          --
                2014...     $2.09       $2.21          --
                2013...     $1.64       $2.09          --
                2012...     $1.35       $1.64          --
                2011...     $1.49       $1.35          --
                2010...     $1.44       $1.49          --
                2009...     $1.01       $1.44          --
                2008...     $1.86       $1.01          --
                2007...     $1.40       $1.86          --
               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(E):
                2015...     $1.92       $1.70          --
                2014...     $2.24       $1.92          --
                2013...     $2.01       $2.24          --
                2012...     $1.82       $2.01          --
                2011...     $2.76       $1.82          --
                2010...     $2.26       $2.76          --
                2009...     $1.30       $2.26          --
                2008...     $2.79       $1.30          --
                2007...     $2.23       $2.79          --
               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(C):
                2015...     $1.28       $1.20          --
                2014...     $1.21       $1.28          --
                2013...     $0.99       $1.21          --
                2012...     $0.91       $0.99          --
                2011...     $0.97       $0.91          --
                2010...     $0.86       $0.97          --
                2009...     $0.66       $0.86          --
                2008...     $0.94       $0.66          --
                2007...     $1.00       $0.94          --
               MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                2015...     $1.49       $1.52          --
                2014...     $1.41       $1.49          --
                2013...     $1.05       $1.41          --
                2012...     $0.93       $1.05          --
                2011...     $1.02       $0.93          --
                2010...     $0.81       $1.02          --
                2009...     $0.59       $0.81          --
                2008...     $1.24       $0.59          --
                2007...     $1.16(a)    $1.24          --
               MFS(R) VIT II INTERNATIONAL VALUE
                SUB-ACCOUNT(BY):
                2015...     $1.00       $0.96          --
               MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(H):
                2015...     $0.65       $0.57          --
                2014...     $0.70       $0.65          --
                2013...     $0.73       $0.70          --
                2012...     $0.62       $0.73          --
                2011...     $0.78       $0.62          --
                2010...     $0.68       $0.78          --
                2009...     $0.41       $0.68          --
                2008...     $0.97       $0.41          --
                2007...     $1.00(a)    $0.97          --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(CC):
                2015...     $0.97       $0.92          --
                2014...     $0.96       $0.97          --
                2013...     $0.83       $0.96          --
                2012...     $0.75       $0.83          --
                2011...     $0.81       $0.75          --
                2010...     $0.71       $0.81          --
                2009...     $0.58       $0.71          --
                2008...     $0.94       $0.58          --
                2007...     $1.00(a)    $0.94          --
               MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT(CD):
                2015...     $1.06       $1.01          --
                2014...     $1.04       $1.06          --
                2013...     $0.95       $1.04          --
                2012...     $0.88       $0.95          --
                2011...     $0.91       $0.88          --
                2010...     $0.83       $0.91          --
                2009...     $0.72       $0.83          --
                2008...     $0.97       $0.72          --
                2007...     $1.00(a)    $0.97          --
               MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT(CE):
                2015...     $1.04       $1.01          --
                2014...     $1.04       $1.04          --
                2013...     $1.04       $1.04          --
                2012...     $1.02       $1.04          --
                2011...     $1.01       $1.02          --
                2010...     $0.97       $1.01          --
                2009...     $0.92       $0.97          --
                2008...     $1.01       $0.92          --
                2007...     $1.00(a)    $1.01          --
               MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT(CF):
                2015...     $1.02       $0.97          --
                2014...     $1.00       $1.02          --
                2013...     $0.88       $1.00          --
                2012...     $0.80       $0.88          --
                2011...     $0.85       $0.80          --
                2010...     $0.76       $0.85          --
                2009...     $0.63       $0.76          --
                2008...     $0.95       $0.63          --
                2007...     $1.00(a)    $0.95          --
               MORNINGSTAR INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(CG):
                2015...     $1.04       $1.00          --
                2014...     $1.04       $1.04          --
                2013...     $0.99       $1.04          --
                2012...     $0.94       $0.99          --
                2011...     $0.96       $0.94          --
                2010...     $0.89       $0.96          --
                2009...     $0.82       $0.89          --
                2008...     $0.99       $0.82          --
                2007...     $1.00(a)    $0.99          --
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT:
                2015...     $1.27       $1.24          --
                2014...     $1.19       $1.27          --
                2013...     $0.89       $1.19          --
                2012...     $0.82       $0.89          --
                2011...     $0.87       $0.82          --
                2010...     $0.73       $0.87          --
                2009...     $0.57       $0.73          --
                2008...     $0.96       $0.57          --
                2007...     $1.00(a)    $0.96          --

2.55% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               OPPENHEIMER INTERNATIONAL GROWTH/VA
                SUB-ACCOUNT(AX):
                2015...     $1.89       $1.90          --
                2014...     $2.09       $1.89          --
                2013...     $1.70       $2.09          --
                2012...     $1.44       $1.70          --
                2011...     $1.60       $1.44          --
                2010...     $1.43       $1.60          --
                2009...     $1.05       $1.43          --
                2008...     $1.90       $1.05          --
                2007...     $1.72       $1.90          --
               OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                SUB-ACCOUNT(P)(AE):
                2015...     $1.42       $1.30          --
                2014...     $1.31       $1.42          --
                2013...     $0.95       $1.31          --
                2012...     $0.83       $0.95          --
                2011...     $0.87       $0.83          --
                2010...     $0.73       $0.87          --
                2009...     $0.55       $0.73          --
                2008...     $0.90       $0.55          --
                2007...     $1.00(a)    $0.90          --
               PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                SUB-ACCOUNT(AN):
                2015...     $1.07       $0.98          --
                2014...     $1.04       $1.07          --
                2013...     $1.00       $1.04          --
               PIMCO VIT LOW DURATION SUB-ACCOUNT(J):
                2015...     $0.98       $0.96          --
                2014...     $1.00       $0.98          --
                2013...     $1.02       $1.00          --
                2012...     $0.99       $1.02          --
                2011...     $1.01       $0.99          --
                2010...     $1.00       $1.01          --
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(K):
                2015...     $1.07       $1.05          --
                2014...     $1.05       $1.07          --
                2013...     $1.10       $1.05          --
                2012...     $1.03       $1.10          --
                2011...     $1.02       $1.03          --
                2010...     $1.00       $1.02          --
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(B):
                2015...     $1.62       $1.53          --
                2014...     $1.47       $1.62          --
                2013...     $1.14       $1.47          --
                2012...     $0.98       $1.14          --
                2011...     $0.99       $0.98          --
                2010...     $0.90       $0.99          --
                2009...     $0.71       $0.90          --
                2008...     $1.33       $0.71          --
                2007...     $1.43       $1.33          --
               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2015...     $1.61       $1.45          --
                2014...     $1.49       $1.61          --
                2013...     $1.13       $1.49          --
                2012...     $0.97       $1.13          --
                2011...     $1.04       $0.97          --
                2010...     $0.94       $1.04          --
                2009...     $0.74       $0.94          --
                2008...     $1.24       $0.74          --
                2007...     $1.35       $1.24          --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2015...     $1.36       $1.33          --
                2014...     $1.50       $1.36          --
                2013...     $1.20       $1.50          --
                2012...     $1.01       $1.20          --
                2011...     $1.25       $1.01          --
                2010...     $1.16       $1.25          --
                2009...     $0.96       $1.16          --
                2008...     $1.75       $0.96          --
                2007...     $1.66       $1.75          --
               PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT(O):
                2015...     $1.80       $1.75          --
                2014...     $1.63       $1.80          --
                2013...     $1.23       $1.63          --
                2012...     $1.08       $1.23          --
                2011...     $1.16       $1.08          --
                2010...     $1.00       $1.16          --
                2009...     $0.78       $1.00          --
                2008...     $1.30       $0.78          --
                2007...     $1.26       $1.30          --
               PUTNAM VT VOYAGER SUB-ACCOUNT:
                2015...     $1.77       $1.62          --
                2014...     $1.65       $1.77          --
                2013...     $1.18       $1.65          --
                2012...     $1.06       $1.18          --
                2011...     $1.32       $1.06          --
                2010...     $1.12       $1.32          --
                2009...     $0.70       $1.12          --
                2008...     $1.15       $0.70          --
                2007...     $1.11       $1.15          --
               TOPS(R) MANAGED RISK BALANCED ETF
                SUB-ACCOUNT(AA):
                2015...     $1.07       $1.00          --
                2014...     $1.06       $1.07          --
                2013...     $1.01       $1.06          --
                2012...     $1.00       $1.01          --
               TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AS):
                2015...     $1.02       $0.95          --
                2014...     $1.02       $1.02          --
                2013...     $1.00       $1.02          --
               TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AB):
                2015...     $1.12       $1.00          --
                2014...     $1.14       $1.12          --
                2013...     $1.01       $1.14          --
                2012...     $1.00       $1.01          --
               TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                SUB-ACCOUNT(AC):
                2015...     $1.11       $1.01          --
                2014...     $1.11       $1.11          --
                2013...     $1.01       $1.11          --
                2012...     $1.00       $1.01          --

2.75% Variable Account Charge

                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT ADVANTUS BOND SUB-ACCOUNT(Z):
                2015...     $1.10       $1.07            --
                2014...     $1.06       $1.10            --
                2013...     $1.10       $1.06            --
                2012...     $1.05       $1.10            --
                2011...     $1.00       $1.05            --
                2010...     $0.94       $1.00            --
                2009...     $0.83       $0.94        12,167
                2008...     $0.99       $0.83            --
                2007...     $1.00       $0.99            --

2.75% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(Z):
                2015...     $1.55       $1.47            --
                2014...     $1.46       $1.55            --
                2013...     $1.13       $1.46            --
                2012...     $0.99       $1.13            --
                2011...     $1.04       $0.99            --
                2010...     $0.85       $1.04            --
                2009...     $0.64       $0.85            --
                2008...     $1.04       $0.64            --
                2007...     $0.99       $1.04            --
               SFT ADVANTUS INDEX 500 SUB-ACCOUNT(Z):
                2015...     $1.33       $1.30            --
                2014...     $1.21       $1.33            --
                2013...     $0.94       $1.21            --
                2012...     $0.84       $0.94            --
                2011...     $0.85       $0.84            --
                2010...     $0.76       $0.85            --
                2009...     $0.62       $0.76            --
                2008...     $1.02       $0.62            --
                2007...     $1.00       $1.02            --
               SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(Z):
                2015...     $1.43       $1.33            --
                2014...     $1.45       $1.43            --
                2013...     $1.49       $1.45            --
                2012...     $1.32       $1.49            --
                2011...     $1.36       $1.32            --
                2010...     $1.22       $1.36            --
                2009...     $1.07       $1.22         8,815
                2008...     $1.06       $1.07            --
                2007...     $0.99       $1.06            --
               SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                SUB-ACCOUNT(CA):
                2015...     $1.11       $1.04            --
                2014...     $1.05       $1.11            --
                2013...     $1.00(ak)   $1.05            --
               SFT ADVANTUS MANAGED VOLATILITY EQUITY
                SUB-ACCOUNT(BZ):
                2015...     $1.00       $1.00            --
               SFT ADVANTUS GOVERNMENT MONEY MARKET
                SUB-ACCOUNT(Z)(CB):
                2015...     $0.86       $0.84            --
                2014...     $0.88       $0.86            --
                2013...     $0.91       $0.88            --
                2012...     $0.93       $0.91            --
                2011...     $0.96       $0.93            --
                2010...     $0.99       $0.96            --
                2009...     $1.01       $0.99            --
                2008...     $1.02       $1.01            --
                2007...     $1.00       $1.02            --
               SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(Z):
                2015...     $0.95       $0.95            --
                2014...     $0.92       $0.95            --
                2013...     $0.97       $0.92            --
                2012...     $0.96       $0.97            --
                2011...     $0.93       $0.96            --
                2010...     $0.89       $0.93            --
                2009...     $0.85       $0.89            --
                2008...     $1.00       $0.85            --
                2007...     $1.00       $1.00            --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT ADVANTUS REAL ESTATE SECURITIES
                SUB-ACCOUNT(Z):
                2015...     $1.14       $1.16          --
                2014...     $0.90       $1.14          --
                2013...     $0.91       $0.90          --
                2012...     $0.80       $0.91          --
                2011...     $0.78       $0.80          --
                2010...     $0.62       $0.78          --
                2009...     $0.51       $0.62          --
                2008...     $0.82       $0.51          --
                2007...     $1.01       $0.82          --
               SFT IVY/SM/ GROWTH
                SUB-ACCOUNT(AY)(AZ)(BA)(BB)(BC)(BD)(BE):
                2015...     $1.60       $1.66          --
                2014...     $1.45(bo)   $1.60          --
               SFT IVY/SM/ SMALL CAP GROWTH
                SUB-ACCOUNT(BF)(BG)(BH):
                2015...     $1.31       $1.23          --
                2014...     $1.24(bo)   $1.31          --
               SFT PYRAMIS(R) CORE EQUITY
                SUB-ACCOUNT(BI)(BJ)(BK):
                2015...     $1.42       $1.40          --
                2014...     $1.30(bo)   $1.42          --
               SFT T. ROWE PRICE VALUE SUB-ACCOUNT(BL)(BM)(BN):
                2015...     $1.35       $1.29          --
                2014...     $1.27(bo)   $1.35          --
               AB VPS DYNAMIC ASSET ALLOCATION
                SUB-ACCOUNT(AL)(BT)(BU):
                2015...     $1.05       $1.01          --
                2014...     $1.04       $1.05          --
                2013...     $1.00       $1.04          --
               AB VPS INTERNATIONAL VALUE SUB-ACCOUNT(BT)(BV):
                2015...     $0.52       $0.52          --
                2014...     $0.58       $0.52          --
                2013...     $0.48       $0.58          --
                2012...     $0.43       $0.48          --
                2011...     $0.55       $0.43          --
                2010...     $0.55       $0.55          --
                2009...     $0.42       $0.55          --
                2008...     $0.92       $0.42          --
                2007...     $1.00(a)    $0.92          --
               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2015...     $1.25       $1.15          --
                2014...     $1.15       $1.25          --
                2013...     $0.87       $1.15          --
                2012...     $0.78       $0.87          --
                2011...     $0.78       $0.78          --
                2010...     $0.70       $0.78          --
                2009...     $0.61       $0.70          --
                2008...     $0.97       $0.61          --
                2007...     $1.00       $0.97          --
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT:
                2015...     $1.11       $1.06          --
                2014...     $1.11       $1.11          --
                2013...     $1.24       $1.11          --
                2012...     $1.19       $1.24          --
                2011...     $1.10       $1.19          --
                2010...     $1.07       $1.10          --
                2009...     $1.00       $1.07          --
                2008...     $1.04       $1.00          --
                2007...     $1.00(a)    $1.04          --
               AMERICAN FUNDS IS: GLOBAL BOND/SM/
                SUB-ACCOUNT(W):
                2015...     $0.95       $0.89          --
                2014...     $0.96       $0.95          --
                2013...     $1.02       $0.96          --
                2012...     $0.98       $1.02          --
                2011...     $1.00       $0.98          --

2.75% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN FUNDS IS: GLOBAL GROWTH/SM/
                SUB-ACCOUNT(S):
                2015...     $1.22       $1.27            --
                2014...     $1.23       $1.22            --
                2013...     $0.98       $1.23            --
                2012...     $0.82       $0.98            --
                2011...     $1.00       $0.82            --
               AMERICAN FUNDS IS: GLOBAL SMALL
                CAPITALIZATION/SM/ SUB-ACCOUNT(X):
                2015...     $1.08       $1.05            --
                2014...     $1.09       $1.08            --
                2013...     $0.87       $1.09            --
                2012...     $0.76       $0.87            --
                2011...     $1.00       $0.76            --
               AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(U):
                2015...     $1.32       $1.37            --
                2014...     $1.25       $1.32            --
                2013...     $0.99       $1.25            --
                2012...     $0.86       $0.99            --
                2011...     $1.00       $0.86            --
               AMERICAN FUNDS IS: GROWTH-INCOME/SM/
                SUB-ACCOUNT(T):
                2015...     $1.43       $1.42            --
                2014...     $1.33       $1.43            --
                2013...     $1.03       $1.33            --
                2012...     $0.90       $1.03            --
                2011...     $1.00       $0.90            --
               AMERICAN FUNDS IS: INTERNATIONAL/SM/
                SUB-ACCOUNT(Y):
                2015...     $0.99       $0.92            --
                2014...     $1.05       $0.99            --
                2013...     $0.89       $1.05            --
                2012...     $0.77       $0.89            --
                2011...     $1.00       $0.77            --
               AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(R):
                2015...     $0.90       $0.85            --
                2014...     $1.00       $0.90            --
                2013...     $0.92       $1.00            --
                2012...     $0.81       $0.92            --
                2011...     $1.00       $0.81            --
               AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                SECURITIES/SM/ SUB-ACCOUNT(V):
                2015...     $1.00       $0.99            --
                2014...     $0.98       $1.00            --
                2013...     $1.04       $0.98            --
                2012...     $1.05       $1.04            --
                2011...     $1.00       $1.05            --
               CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                SUB-ACCOUNT(BX):
                2015...     $1.00       $0.94            --
               FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2015...     $1.13       $1.06            --
                2014...     $1.07       $1.13            --
                2013...     $0.86       $1.07            --
                2012...     $0.76       $0.86            --
                2011...     $0.77       $0.76            --
                2010...     $0.69       $0.77            --
                2009...     $0.55       $0.69            --
                2008...     $0.98       $0.55            --
                2007...     $1.00       $0.98            --
               FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                2015...     $1.47       $1.40            --
                2014...     $1.42       $1.47            --
                2013...     $1.08       $1.42            --
                2012...     $0.97       $1.08            --
                2011...     $1.11       $0.97            --
                2010...     $0.89       $1.11            --
                2009...     $0.65       $0.89         1,411
                2008...     $1.11       $0.65            --
                2007...     $0.99       $1.11            --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(AV):
                2015...     $1.14       $1.05            --
                2014...     $1.09       $1.14            --
                2013...     $0.87       $1.09            --
                2012...     $0.79       $0.87            --
                2011...     $0.82       $0.79            --
                2010...     $0.76       $0.82            --
                2009...     $0.62       $0.76         2,102
                2008...     $1.01       $0.62            --
                2007...     $1.00       $1.01            --
               FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(AT):
                2015...     $1.30       $1.17            --
                2014...     $1.32       $1.30            --
                2013...     $1.00       $1.32            --
                2012...     $0.87       $1.00            --
                2011...     $0.93       $0.87            --
                2010...     $0.74       $0.93            --
                2009...     $0.59       $0.74            --
                2008...     $0.91       $0.59            --
                2007...     $1.00(a)    $0.91            --
               FRANKLIN SMALL-MID CAP GROWTH VIP
                SUB-ACCOUNT(AU):
                2015...     $1.46       $1.38            --
                2014...     $1.39       $1.46            --
                2013...     $1.04       $1.39            --
                2012...     $0.96       $1.04            --
                2011...     $1.04       $0.96            --
                2010...     $0.84       $1.04            --
                2009...     $0.60       $0.84            --
                2008...     $1.07       $0.60            --
                2007...     $0.99       $1.07            --
               TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(AW):
                2015...     $0.88       $0.68            --
                2014...     $0.98       $0.88            --
                2013...     $1.02       $0.98            --
                2012...     $0.93       $1.02            --
                2011...     $1.13       $0.93            --
                2010...     $0.99       $1.13            --
                2009...     $0.59       $0.99            --
                2008...     $1.28       $0.59            --
                2007...     $1.02       $1.28            --
               GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                SUB-ACCOUNT(AM)(BS):
                2015...     $1.04       $0.95            --
                2014...     $1.03       $1.04            --
                2013...     $1.00       $1.03            --
               GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                SUB-ACCOUNT(I)(AJ):
                2015...     $0.99       $0.96            --
                2014...     $1.02       $0.99            --
                2013...     $1.05       $1.02            --
                2012...     $1.05       $1.05            --
                2011...     $1.01       $1.05            --
                2010...     $1.00       $1.01            --
               INVESCO V.I. AMERICAN VALUE
                SUB-ACCOUNT(N)(AD)(AF):
                2015...     $1.34       $1.18            --
                2014...     $1.26       $1.34            --
                2013...     $0.97       $1.26            --
                2012...     $0.85       $0.97            --
                2011...     $0.87       $0.85            --
                2010...     $0.73       $0.87            --
                2009...     $0.54       $0.73            --
                2008...     $0.94       $0.54            --
                2007...     $1.00(a)    $0.94            --

2.75% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               INVESCO V.I. COMSTOCK SUB-ACCOUNT(L)(AG):
                2015...     $1.29       $1.18            --
                2014...     $1.21       $1.29            --
                2013...     $0.92       $1.21            --
                2012...     $0.80       $0.92            --
                2011...     $0.83       $0.80            --
                2010...     $0.74       $0.83            --
                2009...     $0.59       $0.74            --
                2008...     $0.95       $0.59            --
                2007...     $1.00       $0.95            --
               INVESCO V.I. EQUITY AND INCOME
                SUB-ACCOUNT(F)(Q)(AH):
                2015...     $1.08       $1.03            --
                2014...     $1.02       $1.08            --
                2013...     $0.84       $1.02            --
                2012...     $0.77       $0.84            --
                2011...     $0.81       $0.77            --
                2010...     $0.77       $0.81            --
                2009...     $0.59       $0.77            --
                2008...     $0.99       $0.59            --
                2007...     $1.00       $0.99            --
               INVESCO V.I. GROWTH AND INCOME
                SUB-ACCOUNT(M)(AI):
                2015...     $1.28       $1.20            --
                2014...     $1.19       $1.28            --
                2013...     $0.92       $1.19            --
                2012...     $0.82       $0.92            --
                2011...     $0.87       $0.82            --
                2010...     $0.79       $0.87            --
                2009...     $0.66       $0.79            --
                2008...     $1.00       $0.66            --
                2007...     $1.00       $1.00            --
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(F):
                2015...     $1.27       $1.16            --
                2014...     $1.28       $1.27            --
                2013...     $0.96       $1.28            --
                2012...     $0.87       $0.96            --
                2011...     $0.90       $0.87            --
                2010...     $0.72       $0.90            --
                2009...     $0.61       $0.72            --
                2008...     $0.92       $0.61            --
                2007...     $1.00(a)    $0.92            --
               IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(D):
                2015...     $1.54       $1.37            --
                2014...     $1.67       $1.54            --
                2013...     $1.37       $1.67            --
                2012...     $1.18       $1.37            --
                2011...     $1.31       $1.18            --
                2010...     $1.24       $1.31            --
                2009...     $1.02       $1.24         7,662
                2008...     $1.41       $1.02            --
                2007...     $1.00       $1.41            --
               IVY FUNDS VIP BALANCED SUB-ACCOUNT(D):
                2015...     $1.46       $1.41            --
                2014...     $1.39       $1.46            --
                2013...     $1.16       $1.39            --
                2012...     $1.06       $1.16            --
                2011...     $1.06       $1.06            --
                2010...     $0.93       $1.06            --
                2009...     $0.84       $0.93            --
                2008...     $1.10       $0.84            --
                2007...     $0.99       $1.10            --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(D):
                2015...     $1.57       $1.51            --
                2014...     $1.47       $1.57            --
                2013...     $1.13       $1.47            --
                2012...     $0.98       $1.13            --
                2011...     $0.99       $0.98            --
                2010...     $0.84       $0.99            --
                2009...     $0.70       $0.84            --
                2008...     $1.10       $0.70            --
                2007...     $0.99       $1.10            --
               IVY FUNDS VIP GLOBAL GROWTH SUB-ACCOUNT(D)(BR):
                2015...     $1.09       $1.09            --
                2014...     $1.11       $1.09            --
                2013...     $0.95       $1.11            --
                2012...     $0.83       $0.95            --
                2011...     $0.92       $0.83            --
                2010...     $0.83       $0.92            --
                2009...     $0.67       $0.83            --
                2008...     $1.19       $0.67            --
                2007...     $1.01       $1.19            --
               IVY FUNDS VIP GLOBAL NATURAL RESOURCES
                SUB-ACCOUNT(D):
                2015...     $0.67       $0.51            --
                2014...     $0.79       $0.67            --
                2013...     $0.76       $0.79            --
                2012...     $0.76       $0.76            --
                2011...     $1.00       $0.76            --
                2010...     $0.88       $1.00            --
                2009...     $0.52       $0.88         2,078
                2008...     $1.39       $0.52            --
                2007...     $0.99       $1.39            --
               IVY FUNDS VIP HIGH INCOME
                SUB-ACCOUNT(AO)(BP)(BQ):
                2015...     $1.01       $0.92            --
                2014...     $1.02       $1.01            --
                2013...     $1.00       $1.02            --
               IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                SUB-ACCOUNT(D)(G):
                2015...     $0.99       $0.95            --
                2014...     $1.00       $0.99            --
                2013...     $0.82       $1.00            --
                2012...     $0.75       $0.82            --
                2011...     $0.89       $0.75            --
                2010...     $0.80       $0.89            --
                2009...     $0.60       $0.80         1,423
                2008...     $1.07       $0.60            --
                2007...     $1.00       $1.07            --
               IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(D):
                2015...     $1.43       $1.26            --
                2014...     $1.49       $1.43            --
                2013...     $0.98       $1.49            --
                2012...     $0.90       $0.98            --
                2011...     $0.99       $0.90            --
                2010...     $0.72       $0.99            --
                2009...     $0.53       $0.72            --
                2008...     $1.04       $0.53            --
                2007...     $1.01       $1.04            --
               IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(D):
                2015...     $1.75       $1.60            --
                2014...     $1.66       $1.75            --
                2013...     $1.32       $1.66            --
                2012...     $1.19       $1.32            --
                2011...     $1.23       $1.19            --
                2010...     $0.96       $1.23            --
                2009...     $0.67       $0.96            --
                2008...     $1.09       $0.67            --
                2007...     $0.99       $1.09            --

2.75% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED
                VOLATILITY SUB-ACCOUNT(AP):
                2015...     $1.05       $1.02          --
                2014...     $1.04       $1.05          --
                2013...     $1.00       $1.04          --
               IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE
                -- MANAGED VOLATILITY(AQ):
                2015...     $1.06       $1.02          --
                2014...     $1.05       $1.06          --
                2013...     $1.00       $1.05          --
               IVY FUNDS VIP PATHFINDER MODERATELY CONSERVATIVE
                -- MANAGED VOLATILITY SUB-ACCOUNT(AR):
                2015...     $1.04       $1.00          --
                2014...     $1.03       $1.04          --
                2013...     $1.00       $1.03          --
               IVY FUNDS VIP SCIENCE AND TECHNOLOGY
                SUB-ACCOUNT(D):
                2015...     $2.06       $1.95          --
                2014...     $2.06       $2.06          --
                2013...     $1.35       $2.06          --
                2012...     $1.09       $1.35          --
                2011...     $1.19       $1.09          --
                2010...     $1.08       $1.19          --
                2009...     $0.77       $1.08          --
                2008...     $1.20       $0.77          --
                2007...     $0.99       $1.20          --
               IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(D):
                2015...     $1.37       $1.26          --
                2014...     $1.32       $1.37          --
                2013...     $1.01       $1.32          --
                2012...     $0.88       $1.01          --
                2011...     $1.04       $0.88          --
                2010...     $0.84       $1.04          --
                2009...     $0.67       $0.84          --
                2008...     $0.93       $0.67          --
                2007...     $1.00       $0.93          --
               IVY FUNDS VIP VALUE SUB-ACCOUNT(D):
                2015...     $1.34       $1.26          --
                2014...     $1.25       $1.34          --
                2013...     $0.95       $1.25          --
                2012...     $0.82       $0.95          --
                2011...     $0.91       $0.82          --
                2010...     $0.79       $0.91          --
                2009...     $0.64       $0.79          --
                2008...     $0.99       $0.64          --
                2007...     $1.00       $0.99          --
               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2015...     $1.50       $1.46          --
                2014...     $1.42       $1.50          --
                2013...     $1.22       $1.42          --
                2012...     $1.11       $1.22          --
                2011...     $1.12       $1.11          --
                2010...     $1.07       $1.12          --
                2009...     $0.87       $1.07          --
                2008...     $1.07       $0.87          --
                2007...     $1.00       $1.07          --
               JANUS ASPEN: FLEXIBLE BOND SUB-ACCOUNT(BW):
                2015...     $1.00       $0.97          --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               JANUS ASPEN: FORTY SUB-ACCOUNT:
                2015...     $1.53       $1.67          --
                2014...     $1.45       $1.53          --
                2013...     $1.14       $1.45          --
                2012...     $0.95       $1.14          --
                2011...     $1.05       $0.95          --
                2010...     $1.01       $1.05          --
                2009...     $0.71       $1.01          --
                2008...     $1.31       $0.71          --
                2007...     $0.99       $1.31          --
               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(E):
                2015...     $0.86       $0.76          --
                2014...     $1.00       $0.86          --
                2013...     $0.90       $1.00          --
                2012...     $0.82       $0.90          --
                2011...     $1.24       $0.82          --
                2010...     $1.02       $1.24          --
                2009...     $0.59       $1.02          --
                2008...     $1.26       $0.59          --
                2007...     $1.02       $1.26          --
               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(C):
                2015...     $1.26       $1.18          --
                2014...     $1.20       $1.26          --
                2013...     $0.98       $1.20          --
                2012...     $0.91       $0.98          --
                2011...     $0.96       $0.91          --
                2010...     $0.86       $0.96          --
                2009...     $0.66       $0.86          --
                2008...     $0.94       $0.66          --
                2007...     $1.00       $0.94          --
               MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                2015...     $1.25       $1.27          --
                2014...     $1.18       $1.25          --
                2013...     $0.89       $1.18          --
                2012...     $0.78       $0.89          --
                2011...     $0.86       $0.78          --
                2010...     $0.68       $0.86          --
                2009...     $0.50       $0.68          --
                2008...     $1.05       $0.50          --
                2007...     $0.99(a)    $1.05          --
               MFS(R) VIT II INTERNATIONAL VALUE
                SUB-ACCOUNT(BY):
                2015...     $1.00       $0.96          --
               MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(H):
                2015...     $0.64       $0.56          --
                2014...     $0.69       $0.64          --
                2013...     $0.72       $0.69          --
                2012...     $0.62       $0.72          --
                2011...     $0.78       $0.62          --
                2010...     $0.67       $0.78          --
                2009...     $0.41       $0.67          --
                2008...     $0.96       $0.41          --
                2007...     $1.00(a)    $0.96          --
               MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(CC):
                2015...     $0.96       $0.91          --
                2014...     $0.94       $0.96          --
                2013...     $0.82       $0.94          --
                2012...     $0.74       $0.82          --
                2011...     $0.80       $0.74          --
                2010...     $0.71       $0.80          --
                2009...     $0.58       $0.71          --
                2008...     $0.94       $0.58          --
                2007...     $1.00(a)    $0.94          --

2.75% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT(CD):
                2015...     $1.04       $0.99          --
                2014...     $1.02       $1.04          --
                2013...     $0.94       $1.02          --
                2012...     $0.87       $0.94          --
                2011...     $0.90       $0.87          --
                2010...     $0.83       $0.90          --
                2009...     $0.72       $0.83          --
                2008...     $0.97       $0.72          --
                2007...     $1.00(a)    $0.97          --
               MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT(CE):
                2015...     $1.03       $0.99          --
                2014...     $1.03       $1.03          --
                2013...     $1.03       $1.03          --
                2012...     $1.01       $1.03          --
                2011...     $1.00       $1.01          --
                2010...     $0.96       $1.00          --
                2009...     $0.92       $0.96          --
                2008...     $1.01       $0.92          --
                2007...     $1.00(a)    $1.01          --
               MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT(CF):
                2015...     $1.00       $0.95          --
                2014...     $0.99       $1.00          --
                2013...     $0.87       $0.99          --
                2012...     $0.79       $0.87          --
                2011...     $0.85       $0.79          --
                2010...     $0.76       $0.85          --
                2009...     $0.63       $0.76          --
                2008...     $0.95       $0.63          --
                2007...     $1.00(a)    $0.95          --
               MORNINGSTAR INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(CG):
                2015...     $1.03       $0.98          --
                2014...     $1.02       $1.03          --
                2013...     $0.98       $1.02          --
                2012...     $0.93       $0.98          --
                2011...     $0.95       $0.93          --
                2010...     $0.89       $0.95          --
                2009...     $0.81       $0.89          --
                2008...     $0.99       $0.81          --
                2007...     $1.00(a)    $0.99          --
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT:
                2015...     $1.26       $1.21          --
                2014...     $1.17       $1.26          --
                2013...     $0.88       $1.17          --
                2012...     $0.81       $0.88          --
                2011...     $0.86       $0.81          --
                2010...     $0.72       $0.86          --
                2009...     $0.57       $0.72          --
                2008...     $0.96       $0.57          --
                2007...     $1.00(a)    $0.96          --
               OPPENHEIMER INTERNATIONAL GROWTH/VA
                SUB-ACCOUNT(AX):
                2015...     $1.08       $1.09          --
                2014...     $1.20       $1.08          --
                2013...     $0.98       $1.20          --
                2012...     $0.83       $0.98          --
                2011...     $0.92       $0.83          --
                2010...     $0.83       $0.92          --
                2009...     $0.61       $0.83          --
                2008...     $1.10       $0.61          --
                2007...     $1.00       $1.10          --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                SUB-ACCOUNT(P)(AE):
                2015...     $1.40       $1.28          --
                2014...     $1.29       $1.40          --
                2013...     $0.94       $1.29          --
                2012...     $0.83       $0.94          --
                2011...     $0.87       $0.83          --
                2010...     $0.73       $0.87          --
                2009...     $0.55       $0.73          --
                2008...     $0.90       $0.55          --
                2007...     $1.00(a)    $0.90          --
               PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                SUB-ACCOUNT(AN):
                2015...     $1.06       $0.98          --
                2014...     $1.03       $1.06          --
                2013...     $1.00       $1.03          --
               PIMCO VIT LOW DURATION SUB-ACCOUNT(J):
                2015...     $0.97       $0.94          --
                2014...     $0.99       $0.97          --
                2013...     $1.02       $0.99          --
                2012...     $0.99       $1.02          --
                2011...     $1.01       $0.99          --
                2010...     $1.00       $1.01          --
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(K):
                2015...     $1.06       $1.03          --
                2014...     $1.05       $1.06          --
                2013...     $1.10       $1.05          --
                2012...     $1.03       $1.10          --
                2011...     $1.02       $1.03          --
                2010...     $1.00       $1.02          --
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(B):
                2015...     $1.11       $1.05          --
                2014...     $1.01       $1.11          --
                2013...     $0.79       $1.01          --
                2012...     $0.68       $0.79          --
                2011...     $0.68       $0.68          --
                2010...     $0.62       $0.68          --
                2009...     $0.50       $0.62          --
                2008...     $0.92       $0.50          --
                2007...     $1.00       $0.92          --
               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2015...     $1.17       $1.05          --
                2014...     $1.08       $1.17          --
                2013...     $0.82       $1.08          --
                2012...     $0.71       $0.82          --
                2011...     $0.76       $0.71          --
                2010...     $0.69       $0.76          --
                2009...     $0.54       $0.69          --
                2008...     $0.91       $0.54          --
                2007...     $1.00       $0.91          --
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2015...     $0.81       $0.79          --
                2014...     $0.89       $0.81          --
                2013...     $0.72       $0.89          --
                2012...     $0.61       $0.72          --
                2011...     $0.75       $0.61          --
                2010...     $0.70       $0.75          --
                2009...     $0.58       $0.70          --
                2008...     $1.06       $0.58          --
                2007...     $1.00       $1.06          --

2.75% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT(O):
                2015...     $1.40       $1.36          --
                2014...     $1.27       $1.40          --
                2013...     $0.96       $1.27          --
                2012...     $0.84       $0.96          --
                2011...     $0.91       $0.84          --
                2010...     $0.78       $0.91          --
                2009...     $0.61       $0.78          --
                2008...     $1.02       $0.61          --
                2007...     $0.99       $1.02          --
               PUTNAM VT VOYAGER SUB-ACCOUNT:
                2015...     $1.55       $1.42          --
                2014...     $1.45       $1.55          --
                2013...     $1.04       $1.45          --
                2012...     $0.94       $1.04          --
                2011...     $1.17       $0.94          --
                2010...     $1.00       $1.17          --
                2009...     $0.62       $1.00          --
                2008...     $1.02       $0.62          --
                2007...     $0.99       $1.02          --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               TOPS(R) MANAGED RISK BALANCED ETF
                SUB-ACCOUNT(AA):
                2015...     $1.06       $0.99          --
                2014...     $1.06       $1.06          --
                2013...     $1.01       $1.06          --
                2012...     $1.00       $1.01          --
               TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AS):
                2015...     $1.02       $0.94          --
                2014...     $1.02       $1.02          --
                2013...     $1.00       $1.02          --
               TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AB):
                2015...     $1.12       $0.99          --
                2014...     $1.14       $1.12          --
                2013...     $1.01       $1.14          --
                2012...     $1.00       $1.01          --
               TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                SUB-ACCOUNT(AC):
                2015...     $1.10       $1.01          --
                2014...     $1.10       $1.10          --
                2013...     $1.01       $1.10          --
                2012...     $1.00       $1.01          --

--------
(a) Period from October 12, 2007, commencement of operations, to December 31, 2007.

(b) Putnam VT New Value Fund merged into the Putnam VT Equity Income Fund effective January 5, 2009.

(c) Janus Aspen Series: Mid Cap Value Portfolio changed its name to Janus Aspen Series Perkins Mid Cap Value Portfolio effective December 31, 2008.

(d) W&R Target Funds, Inc. changed to Ivy Funds Variable Portfolios effective July 31, 2008.

(e) Prior to May 1, 2009, the sub-account was known as Janus International Growth Portfolio.

(f) AIM Variable Insurance Funds changed its name to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) effective April 30, 2010.

(g) Ivy Funds VIP International Value changed its name to Ivy Funds VIP International Core Equity effective April 30, 2010.

(h) Van Kampen UIF Emerging Markets Equity Portfolio changed its name to Morgan Stanley UIF Emerging Market Equity Portfolio effective April 30, 2010.

(i) Goldman Sachs Government Income was made available effective April 30, 2010.

(j) PIMCO VIT Low Duration was made available effective April 30, 2010.

(k) PIMCO VIT Total Return was made available effective April 30, 2010.

(l) Van Kampen Comstock changed its name to Invesco Van Kampen V.I. Comstock effective June 1, 2010.

(m) Van Kampen Growth and Income changed its name to Invesco Van Kampen V.I. Growth and Income effective June 1, 2010.

(n) Van Kampen UIF U.S. Mid Cap Value changed its name to Invesco Van Kampen V.I. Mid Cap Value effective June 1, 2010.

(o) Putnam VT New Opportunities changed its name to Putnam VT Multi-Cap Growth effective September 1, 2010.

(p) Oppenheimer Main Street Small Cap(R)/VA changed its name to Oppenheimer Main Street Small- & Mid-Cap(R)/VA effective April 29, 2011.

(q) Invesco V.I. Basic Balanced merged into Invesco Van Kampen V.I. Equity and Income effective May 2, 2011.

(r) American Funds IS New World(R) was made available effective April 29, 2011.

(s) American Funds IS Global Growth/SM/ was made available effective April 29, 2011.

(t) American Funds IS Growth-Income/SM/ was made available effective April 29, 2011.

(u) American Funds IS Growth/SM/ was made available effective April 29, 2011.

(v) American Funds IS US Government/AAA-Rated Securities/SM/ was made available effective April 29, 2011.

(w) American Funds IS Global Bond/SM/ was made available effective April 29,
    2011.

(x) American Funds IS Global Small Capitalization/SM/ was made available effective April 29, 2011.

(y) American Funds IS International/SM/ was made available effective April 29, 2011.

(z) Advantus Series Fund, Inc. reorganized to Securian Funds Trust on May 1,
    2012.

(aa)TOPS(R) Managed Risk Balanced ETF was made available effective May 1, 2012.

(ab)TOPS(R) Managed Risk Growth ETF was made available effective May 1, 2012.

(ac)TOPS(R) Managed Risk Moderate Growth ETF was made available effective May 1, 2012.

(ad)Invesco Van Kampen V.I. Mid Cap Value changed its name to Invesco Van Kampen V.I. American Value effective July 15, 2012.

(ae)Oppenheimer Main Street Small- & Mid-Cap(R)/VA changed its name to Oppenheimer Main Street Small Cap(R)/VA effective April 30, 2013.

(af)Invesco Van Kampen V.I. American Value changed its name to Invesco V.I. American Value effective May 1, 2013.

(ag)Invesco Van Kampen V.I. Comstock changed its name to Invesco V.I. Comstock effective May 1, 2013.

(ah)Invesco Van Kampen V.I. Equity and Income changed its name to Invesco V.I. Equity and Income effective May 1, 2013.

(ai)Invesco Van Kampen V.I. Growth and Income changed its name to Invesco V.I. Growth and Income effective May 1, 2013.

(aj)Goldman Sachs Government Income changed its name to Goldman Sachs VIT High Quality Floating Rate effective April 30, 2013.

(ak)Period from May 1, 2013, commencement of operations, to December 31, 2013.

(al)AllianceBernstein VPS Dynamic Asset Allocation was made available effective May 1, 2013.

(am)Goldman Sachs VIT Global Markets Navigator was made available effective May 1, 2013.

(an)PIMCO VIT Global Diversified Allocation was made available effective May 1, 2013.

(ao)Ivy Funds VIP High Income was made available effective May 1, 2013.

(ap)Ivy Funds VIP Pathfinder Moderate -- Managed Volatility was made available effective September 19, 2013.

(aq)Ivy Funds VIP Pathfinder Moderately Aggressive -- Managed Volatility was made available effective September 19, 2013.

(ar)Ivy Funds VIP Pathfinder Moderately Conservative -- Managed Volatility was made available effective September 19, 2013.

(as)TOPS(R) Managed Risk Flex ETF was made available effective September 19,
    2013.

(at)Franklin Small Cap Value Securities changed its name to Franklin Small Cap VIP effective May 1, 2014.

(au)Franklin Small-Mid Cap Growth changed its name to Franklin Small-Mid Cap Growth effective May 1, 2014.

(av)Mutual Shares Securities changed its name to Franklin Mutual Shares VIP effective May 1, 2014.

(aw)Templeton Developing Markets Securities changed its name to Templeton Developing Markets VIP effective May 1, 2014.

(ax)Panorama International Growth/VA reorganized to Oppenheimer International Growth/VA on April 30, 2014.

(ay)SFT Ivy/SM/ Growth was made available effective May 1, 2014.

(az)American Century VP Ultra(R) substituted into SFT Ivy/SM/ Growth effective May 1, 2014.

(ba)Franklin Large Cap Growth VIP substituted into SFT Ivy/SM/ Growth effective May 1, 2014.

(bb)Invesco V.I. American Franchise substituted into SFT Ivy/SM/ Growth effective May 1, 2014.

(bc)Ivy Funds VIP Growth substituted into SFT Ivy/SM/ Growth effective May 1, 2014.

(bd)MFS(R) Investors Growth Stock Series substituted into SFT Ivy/SM/ Growth effective May 1, 2014.

(be)Oppenheimer Capital Appreciation/VA substituted into SFT Ivy/SM/ Growth effective May 1, 2014.

(bf)SFT Ivy/SM/ Small Cap Growth was made available effective May 1, 2014.

(bg)Ivy Funds VIP Small Cap Growth substituted into SFT Ivy/SM/ Small Cap Growth effective May 1, 2014.

(bh)MFS(R) New Discovery Series substituted into SFT Ivy/SM/ Small Cap Growth effective May 1, 2014.

(bi)SFT Pyramis(R) Core Equity was made available effective May 1, 2014.

(bj)Invesco V.I. Core Equity substituted into SFT Pyramis(R) Core Equity effective May 1, 2014.

(bk)Fidelity(R) VIP Contrafund(R) substituted into SFT Pyramis(R) Core Equity effective May 1, 2014.

(bl)SFT T. Rowe Price Value was made available effective May 1, 2014.

(bm)American Century VP Value substituted into SFT T. Rowe Price Value effective May 1, 2014.

(bn)MFS(R) Value Series substituted into SFT T. Rowe Price Value effective May 1, 2014.

(bo)Period from May 1, 2014, commencement of operations, to December 31, 2014.

(bp)Fidelity(R) VIP High Income substituted into Ivy Funds VIP High Income effective May 1, 2014.

(bq)Oppenheimer Global Strategic Income/VA substituted into Ivy Funds VIP High Income effective May 1, 2014.

(br)Ivy Funds VIP International Growth changed its name to Ivy Funds VIP Global Growth effective January 1, 2015.

(bs)Goldman Sachs VIT Global Markets Navigator changed its name to Goldman Sachs VIT Global Trends Allocation effective April 29, 2015.

(bt)AllianceBernstein Variable Products Series Fund, Inc. changed its name to AB Variable Products Series Fund, Inc. effective May 1, 2015.

(bu)AllianceBernstein VPS Dynamic Asset Allocation changed its name to AB VPS Dynamic Asset Allocation effective May 1, 2015.

(bv)AllianceBernstein VPS International Value changed its name to AB VPS International Value effective May 1, 2015.

(bw)Janus Aspen Flexible Bond Portfolio was made available effective May 1,
    2015.

(bx)ClearBridge Variable Small Cap Growth Portfolio was made available effective May 1, 2015.

(by)MFS(R) VIT II International Value Portfolio was made available effective May 1, 2015.

(bz)SFT Advantus Managed Volatility Equity Fund was made available effective November 18, 2015.

(ca)SFT Advantus Managed Volatility Fund changed its name to SFT Advantus Dynamic Managed Volatility Fund effective April 29, 2016.

(cb)SFT Advantus Money Market Fund changed its name to SFT Advantus Government Money Market Fund effective April 29, 2016.

(cc)Ibbotson Aggressive Growth ETF Asset Allocation changed its name to Morningstar Aggressive Growth ETF Asset Allocation effective April 30, 2016.

(cd)Ibbotson Balanced ETF Asset Allocation changed its name to Morningstar Balanced ETF Asset Allocation effective April 30, 2016.

(ce)Ibbotson Conservative ETF Asset Allocation changed its name to Morningstar Conservative ETF Asset Allocation effective April 30, 2016.

(cf)Ibbotson Growth ETF Asset Allocation changed its name to Morningstar Growth ETF Asset Allocation effective April 30, 2016.

(cg)Ibbotson Income and Growth ETF Asset Allocation changed its name to Morningstar Income and Growth ETF Asset Allocation effective April 30, 2016.

             APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES

The illustration included in this Appendix shows the effect of investment performance on the monthly variable annuity income. The illustration assumes a gross investment return of: 0.00%, 6.82% and 10.00%.

For illustration purposes, an average annual expense equal to 2.32% of the average daily net assets is deducted from the gross investment return to determine the net investment return. The net investment return is then used to project the monthly variable annuity incomes. The average expense charge of 2.32% includes: 1.20% for mortality and expense risk, .15% for administrative fee and an average of 0.97% for the fund management fee, other fund expenses, and distribution fee. The average is calculated from the Total Annual Portfolio Company Operating Expenses and is based on the total annual portfolio operating expenses with waivers or reductions applied.

The gross and net investment rates are for illustrative purposes only and are not a reflection of past or future performance. Actual variable annuity income will be more or less than shown if the actual returns are different than those illustrated.

The illustration assumes 100% of the assets are invested in the sub-account(s) of the variable annuity account. For comparison purposes, a current fixed annuity income, available through the General Account, is also provided. The illustration assumes an initial interest rate, used to determine the first variable payment of 4.50%. After the first variable annuity payment future payments will increase if the annualized net rate of return exceeds the initial interest rate, and will decrease if the annualized net rate of return is less than the initial interest rate.

The illustration provided is for a male, age 65, selecting a life and 10 year certain annuity option with $100,000 of non-qualified funds, residing in the State of Minnesota. This illustration is based on average fund expenses. Upon request, a similar illustration specific to your situation and fund election may be available.

             VARIABLE ANNUITY INCOME -- HYPOTHETICAL ILLUSTRATION
       ANNUITY INCOME OPTION -- LIFE ANNUITY WITH 10 YEAR PERIOD CERTAIN

PREPARED  FOR: Client
VARIABLE  CONTRIBUTION: $100,000.00
INITIAL  VARIABLE  MONTHLY  INCOME: $631.36

The illustration below shows how investment returns may affect variable annuity income payments. This illustration is hypothetical and is not intended to project or predict investment results.

Annuity income payments will INCREASE if the returns on your investments ARE GREATER THAN the total of the Assumed Investment Return (AIR) and your annual contract expenses.

Annuity income payments will DECREASE if the returns on your investments ARE LESS THAN the total of the Assumed Investment Return (AIR) and your annual contract expenses.

An AIR of 4.50% annually is used for calculating the initial income payment. More information on the annual expense charges for this contract can be found in the prospectus.

The graph and table below show how annual gross investment returns of 0%, 6.82% and 10.00% would affect annuity income payments. The calculated income shown is after the deduction of all contract expenses (based on your investment allocation).

In the example below, the annuity income amount shown assumes a constant annual investment return. The actual rate of return and resulting annuity income payments will vary over time.

VARIABLE ANNUITY INCOME -- HYPOTHETICAL


                   Impact of Rate of Return on Monthly Income

                               Annuity Income ($)

                                    [CHART]

                 0.00% Gross            6.82% Gross             10.00% Gross
   Age          (-2.32% Net)            (4.50% Net)              (7.68% Net)
  -----         ------------            -----------             ------------
   65               $631                   $631                     $631
   68               $516                   $631                     $691
   71               $421                   $631                     $756
   74               $344                   $631                     $827
   77               $281                   $631                     $905
   80               $229                   $631                     $990
   83               $187                   $631                   $1,083
   86               $153                   $631                   $1,185
   89               $125                   $631                   $1,296
   92               $102                   $631                   $1,418
   95                $83                   $631                   $1,552
   98                $68                   $631                   $1,698

VARIABLE ANNUITY INCOME--SUPPORTING DETAIL

                             MONTHLY ANNUITY INCOME BASED ON HYPOTHETICAL
                                          RATE OF RETURN
                             -----------------------------------------
                                    0.00% GROSS  6.82% GROSS 10.00% GROSS
          BEGINNING OF YEAR  AGE    (-2.32% NET) (4.50% NET) (7.68% NET)
          -----------------  ---    ------------ ----------- ------------
                 1.......... 65         $631        $631        $  631
                 4.......... 68         $516        $631        $  691
                 7.......... 71         $421        $631        $  756
                 10......... 74         $344        $631        $  827
                 13......... 77         $281        $631        $  905
                 16......... 80         $229        $631        $  990
                 19......... 83         $187        $631        $1,083
                 22......... 86         $153        $631        $1,185
                 25......... 89         $125        $631        $1,296
                 28......... 92         $102        $631        $1,418
                 31......... 95         $ 83        $631        $1,552
                 34......... 98         $ 68        $631        $1,698

If you applied the amount of your purchase payment allocated to variable to a fixed annuity on the quotation date of this illustration, your fixed annuity income would be $524.86.

                   ILLUSTRATION OF MARKET VALUE ADJUSTMENTS

The following are examples of market value adjustment (MVA) calculations using hypothetical Swap Rates. The 'Swap Rate' is the weekly average of the 'Interest Rate Swap' rates as reported in Federal Reserve Bulletin Release H.15. Amounts withdrawn, surrendered, applied to provide annuity payments, or transferred from the guarantee periods of the guaranteed term account prior to their renewal date may be subject to a market value adjustment. As the examples below illustrate, the MVA may be either a negative or positive value. These examples do not include the effect of any deferred sales charge that may be assessed under the contract upon withdrawal and surrender.

The MVA factor is equal to:

                      [GRAPHIC]


             (1+i)     (n/12)
        [--------------- ]        -1
         (1+j+0.0025)

where i = Swap Rate for the week prior to the date of allocation into the guaranteed term account for a maturity equal to the guarantee period.

       j = Swap Rate for the week prior to the date of withdrawal, surrender, application to provide annuity payments or transfer with a maturity equal to the number of whole months remaining in the guarantee period.

       n = the number of whole months remaining in the Guarantee Period.

The amount of the MVA will never exceed, in a positive or negative direction, the excess interest earned on the guarantee period from which the withdrawal, surrender, amount applied to provide annuity payments, or transfer is to be made. For this purpose, excess interest is defined as the dollar amount of interest earned on each allocation into a guarantee period of the guaranteed term account in excess of interest earned based on the minimum guaranteed interest rate.

EXAMPLE 1:  NEGATIVE MVA

In this example, the Swap Rate at the time of the withdrawal is higher than the Swap Rate as of the date of allocation. Therefore, there is a negative MVA and the resultant payment is reduced by that amount.

MVA factor:

                      [GRAPHIC]


             (1+0.04)     (49/12)
        [--------------- ]        -1
         (1+0.06+0.0025)

        = -0.083689

For purposes of this example, the Swap Rate at allocation is 4% and the Swap Rate at withdrawal is 6%. A withdrawal of $10,000 is made from the 5 year guaranteed term account 11 months after the date of allocation.

The dollar amount of market value adjustment would be $10,000 X-0.083689 = -$836.89 and the resultant payment would be $10,000 - $836.89 = $9,163.11.

In addition to the market value adjustment, withdrawals and surrenders may be subject to a deferred sales charge as described in the contract. The market value adjustment is done before application of any deferred sales charge.

EXAMPLE 2:  POSITIVE MVA

In this example, the Swap Rate at the time of the withdrawal is lower than the Swap Rate as of the date of allocation. Therefore, there is a positive MVA and the resultant payment is increased by that amount.

MVA factor:

                 [GRAPHIC]


             (1+0.06)     (49/12)
        [--------------- ]        -1
         (1+0.04+0.0025)

        = 0.070340

For purposes of this example, the Swap Rate at allocation is 6% and the Swap Rate at withdrawal is 4%. A withdrawal of $10,000 is made from the 5 year guaranteed term account 11 months after the date of allocation.

The dollar amount of market value adjustment would be $10,000 X 0.070340 = $703.40 and the resultant payment would be $10,000 + $703.40 = $10,703.40.

In addition to the market value adjustment, withdrawals and surrenders may be subject to a deferred sales charge as described in the contract. The market value adjustment is done before application of any deferred sales charge.

                    APPENDIX C -- TYPES OF QUALIFIED PLANS

Tax qualified plans provide tax deferral. If you purchase an annuity contract in a tax qualified plan, the tax deferral feature of the annuity is redundant and offers you no additional advantage. You should purchase the annuity for reasons other than tax deferral when part of a qualified plan.

PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS

This annuity contract will no longer be issued to Section 403(b) plans effective May 1, 2008.

Under the Code, Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.

Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, severance from employment, disability, or financial hardship. Income attributable to elective contributions may not be distributed in the case of hardship.

The most comprehensive regulations under Code Section 403(b) since 1964 have been issued by the IRS. The regulations impose increased compliance obligations on employers and others involved in a Code Section 403(b) arrangement, including written plan documentation for all Code Section 403(b) plans. The regulations are generally effective January 1, 2009. You should consult a qualified tax advisor regarding the impact of these new regulations on your plan.

This annuity contract does not support plan loans, even if your plan may allow it.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, (an "IRA"). Distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a contract for use with an IRA will be subject to special disclosure requirements of the IRS. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agencies. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A qualified contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. You should seek competent advice as to the suitability of the contract for use with IRAs.

Earnings in an IRA are not taxed until distribution. IRA contributions are subject to certain limits each year and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed at ordinary income rates when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

A portion of the amount distributed from an IRA may be taxable based on the ratio of the "investment in the contract" to the individual's balance in the IRA, generally the value of the IRA. The "investment in the contract" generally equals the nondeductible contributions to an IRA. The "investment in the contract" can be zero.

SIMPLIFIED EMPLOYEE PENSION (SEP) IRAS

Employers may establish Simplified Employee Pension (SEP) IRAs under Code
Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

SIMPLE IRAS

Certain small employers may establish Simple IRAs as provided by Section 408(p) of the Code, under which employees may elect to defer a certain percentage of their compensation (as increased for cost of living adjustments). The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from a Simple IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH IRAS

Section 408A of the Code permits certain eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, must be made in cash or as a rollover or conversion from another Roth IRA or a traditional IRA. A rollover from, or conversion of, a traditional IRA to a Roth IRA may be subject to tax, deferred sales charges and other special rules may apply.

Qualified distributions from a Roth IRA, as defined by the Code, generally are excluded from gross income. Qualified distributions include those distributions made more than five years after the taxable year of the first contribution to the Roth IRA, but only if : (1) the annuity owner has reached age 59 1/2;
(2) the distribution is paid to a beneficiary after the owner's death; (3) the annuity owner becomes disabled; or (4) the distribution will be used for a first time home purchase and does not exceed $10,000. Non-qualified distributions are includable in gross income only to the extent they exceed contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to a 10% penalty tax.

In addition, state laws may not completely follow the federal tax treatment of Roth IRAs. You should consult your tax adviser for further information regarding Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans permit the purchase of the contracts to accumulate retirement savings under the plans for employees. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.

DEFERRED COMPENSATION PLANS

Code Section 457 provides for certain deferred compensation plans. These plans may be offered for service to state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages. With respect to non-governmental Section 457 plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. Under the provisions of the Small Business Job Protection Act of 1996, all of the assets and income of a governmental plan maintained by an eligible employer as a Section 457 plan must be held in trust or in a qualifying custodial account or annuity contract held for the exclusive benefit of plan participants and beneficiaries.

  APPENDIX D -- EXAMPLES OF THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT OPTION

Below are several examples that are designed to help show how the Guaranteed Minimum Withdrawal Benefit option functions. A complete description of the optional contract feature can be found in the prospectus section "Other Contract Options -- Guaranteed Minimum Withdrawal Benefit (GMWB) Option".

EXAMPLE #1 -- INITIAL VALUES ON THE EFFECTIVE DATE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000.

                     CONTRACT                                 GUARANTEED GUARANTEED
                      VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                      BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT   WITHDRAWAL
CONTRACT YEARS       ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAW)
--------------       -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.    $0    $100,000     $0      $100,000    $100,000    $7,000

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN.

If additional purchase payments are received, the GWB will increase by the amount of the purchase payment. The GAW will be recalculated as the greater of the previous GAW or 7% of the new GWB.

                             CONTRACT                                 GUARANTEED GUARANTEED
                              VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                              BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT   WITHDRAWAL
CONTRACT YEARS               ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAW)
--------------               -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1 . . . .. $      0 $100,000     $0      $100,000    $100,000    $7,000
Activity.................... $102,000 $ 20,000     $0      $122,000    $120,000    $8,400

EXAMPLE #3 -- CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAW.

While the rider is in effect, the client may make cumulative withdrawals up to the GAW each contract year without any adjustment to the GAW. The GWB will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAW not withdrawn during a contract year may not be carried over to the next contract year.

                       CONTRACT                                 GUARANTEED GUARANTEED
                        VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                        BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT   WITHDRAWAL
CONTRACT YEARS         ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAW)
--------------         -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1... $      0 $100,000       --    $100,000    $100,000    $7,000
Activity.............. $102,000 $ 20,000       --    $122,000    $120,000    $8,400
Beginning of Year 2...                                           $120,000    $8,400
Activity (withdrawal). $119,000       --   $8,400    $110,600    $111,600    $8,400

EXAMPLE #4 -- CUMULATIVE WITHDRAWALS DURING THIRD CONTRACT YEAR EXCEEDING GAW.

The client may withdraw more than the GAW in any contract year. Any withdrawal in excess of the GAW, will cause an immediate adjustment to the GWB and a recalculation of the GAW. The remaining GWB will be adjusted to the lesser of the contract value following the excess withdrawal or the GWB reduced by the amount of the withdrawal on a dollar-for-dollar basis. If contract values are declining, this can create a significant loss in guaranteed benefit. The GAW will be recalculated to the lesser of: (a) GAW before excess withdrawal;
(b) greater of: 7% of new GWB or 7% of contract value following withdrawal.

                              CONTRACT                                 GUARANTEED GUARANTEED
                               VALUE             PURCHASE   CONTRACT   WITHDRAWAL   ANNUAL
                               BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT   WITHDRAWAL
CONTRACT YEARS                ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAW)
--------------                -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.......... $      0 $100,000       --    $100,000    $100,000    $7,000
Activity..................... $102,000 $ 20,000       --    $122,000    $120,000    $8,400
Beginning of Year 2..........                                           $120,000    $8,400
Activity (withdrawal)........ $119,000       --   $8,400    $110,600    $111,600    $8,400
Beginning of Year 3..........                                           $111,600    $8,400
Activity (withdrawal)........ $112,000       --   $8,400    $103,600    $103,200    $8,400
Activity (excess withdrawal). $ 99,000       --   $5,000    $ 94,000    $ 94,000    $6,580

EXAMPLE #5 -- A RESET IN THE GWB IS ELECTED AT THE BEGINNING OF CONTRACT YEAR
7. THIS EXAMPLE ASSUMES THAT CUMULATIVE WITHDRAWALS FOR CONTRACT YEARS 4, 5 AND 6 DO NOT EXCEED THE GAW AND THAT NO ADDITIONAL PURCHASE PAYMENTS ARE MADE DURING THESE CONTRACT YEARS.

An optional reset may be elected on any anniversary beginning 3 years after the rider was added to the contract if the current contract value is greater than the current GWB. Election of the reset option will increase the charge if the current charge is greater. Once the reset has been elected, another reset may not be elected for another 3 years. When the reset is elected, the GWB will increase to the current contract value and the GAW will be recalculated to the greater of the prior GAW or 7% of the new GWB.

                              CONTRACT                                 GUARANTEED GUARANTEED
                               VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                               BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT   WITHDRAWAL
CONTRACT YEARS                ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAW)
--------------                -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.......... $      0 $100,000       --    $100,000    $100,000    $7,000
Activity..................... $102,000 $ 20,000       --    $122,000    $120,000    $8,400
Beginning of Year 2..........                                           $120,000    $8,400
Activity (withdrawal)........ $119,000       --   $8,400    $110,600    $111,600    $8,400
Beginning of Year 3..........                                           $111,600    $8,400
Activity (withdrawal)........ $112,000       --   $8,400    $103,600    $103,200    $8,400
Activity (excess withdrawal). $ 99,000       --   $5,000    $ 94,000    $ 94,000    $6,580
Beginning of Year 4..........                                           $ 94,000    $6,580
Activity (withdrawal)........ $ 88,500       --   $6,580    $ 81,920    $ 87,420    $6,580
Beginning of Year 5..........                                           $ 87,420    $6,580
Activity (withdrawal)........ $ 89,600       --   $6,580    $ 83,020    $ 80,840    $6,580
Beginning of Year 6..........                                           $ 80,840    $6,580
Activity (withdrawal)........ $ 90,330       --   $6,580    $ 83,750    $ 74,260    $6,580
Beginning of Year 7
  immediately before reset... $ 85,000       --       --    $ 85,000    $ 74,260    $6,580
Beginning of Year 7
  immediately after reset.... $ 85,000       --       --    $ 85,000    $ 85,000    $6,580

  APPENDIX E -- EXAMPLES OF THE GUARANTEED LIFETIME WITHDRAWAL BENEFIT OPTION

Below are several examples that are designed to help show how the Guaranteed Lifetime Withdrawal Benefit Option functions. A complete description of the optional contract feature can be found in the prospectus section "Other Contract Options -- Guaranteed Lifetime Withdrawal Benefit (GLWB) Option". Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how the product feature can be impacted by sub-account gain or loss.

EXAMPLE #1 -- INITIAL VALUES ON THE EFFECTIVE DATE ARE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000 AND THE AGE OF THE OLDEST OWNER.

                                                                          GUARANTEED GUARANTEED
                               CONTRACT   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                             VALUE BEFORE PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS  ATTAINED AGE   ACTIVITY   RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------  ------------ ------------ -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1.......      65          $ 0      $100,000     $0      $100,000    $100,000    $5,000

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN.

If additional purchase payments are received, the GWB will increase by the amount of the purchase payment. The GAI will be increased by an amount equal to the amount of the purchase payment times the applicable Annual Income Percentage based on the owner's age at the time of the purchase payment.

                                                                          GUARANTEED GUARANTEED
                               CONTRACT   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                             VALUE BEFORE PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS  ATTAINED AGE   ACTIVITY   RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------  ------------ ------------ -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1.......      65        $      0   $100,000     $0      $100,000    $100,000    $5,000
Activity.......      --        $102,000   $ 20,000     $0      $122,000    $120,000    $6,000

EXAMPLE #3 -- CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAI.

While the rider is in effect, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. The GWB will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAI not withdrawn during a contract year may not be carried over to the next contract year.

                                                                            GUARANTEED GUARANTEED
                                 CONTRACT   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                               VALUE BEFORE PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS    ATTAINED AGE   ACTIVITY   RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------    ------------ ------------ -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1.........      65        $      0   $100,000   $    0    $100,000    $100,000    $5,000
Activity.........      --        $102,000   $ 20,000   $    0    $122,000    $120,000    $6,000
Beginning of
  Year 2.........      66              --         --       --          --    $120,000    $6,000
Activity
  (withdrawal) ..      --        $116,600         --   $6,000    $110,600    $114,000    $6,000

EXAMPLE #4 -- CUMULATIVE WITHDRAWALS DURING THIRD CONTRACT YEAR EXCEEDING GAI.

The client may withdraw more than the GAI in any contract year. Any withdrawal in excess of the GAI will cause an immediate adjustment to both the GWB and GAI. The GWB will be reduced by the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal. If contract values are declining, this can create a larger loss in GWB. The GAI will be reduced by the result of the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal.

                                                                            GUARANTEED GUARANTEED
                                 CONTRACT   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                               VALUE BEFORE PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS    ATTAINED AGE   ACTIVITY   RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------    ------------ ------------ -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1.........      65        $      0   $100,000  $     0    $100,000    $100,000    $5,000
Activity.........      --        $102,000   $ 20,000  $     0    $122,000    $120,000    $6,000
Beginning of
  Year 2.........      66              --         --       --          --    $120,000    $6,000
Activity
  (withdrawal)...      --        $116,600         --  $ 6,000    $110,600    $114,000    $6,000
Beginning of
  Year 3.........      67              --         --       --          --    $114,000    $6,000
Activity (excess
  withdrawal)....      --        $111,600         --  $11,000    $100,600    $102,886    $5,716

EXAMPLE #5 -- AN AUTOMATIC GUARANTEED ANNUAL INCOME RESET OCCURS AT THE BEGINNING OF CONTRACT YEAR 4. THIS EXAMPLE ASSUMES THAT CUMULATIVE WITHDRAWALS FOR CONTRACT YEARS 1, 2, AND 3 DO NOT EXCEED THE GAI AND THAT NO ADDITIONAL PURCHASE PAYMENTS ARE MADE DURING THESE CONTRACT YEARS.

A GAI Reset is automatic beginning 3 years after the GLWB rider was added to the contract. Once the reset has occurred, another reset will not occur for another 3 years. This income reset provision only applies to the GAI. When the reset occurs, the GAI will be calculated as the Annual Income Percentage based on the age at the time of the income reset times the greater of the GWB or the current contract value, but not less than the GAI prior to the income reset.

                                                                          GUARANTEED GUARANTEED
                               CONTRACT   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                             VALUE BEFORE PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS  ATTAINED AGE   ACTIVITY   RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------  ------------ ------------ -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1.......      65        $      0   $100,000   $    0    $100,000    $100,000    $5,000
Activity.......      --        $102,000   $ 20,000   $    0    $122,000    $120,000    $6,000
Beginning of
  Year 2.......      66              --         --       --          --    $120,000    $6,000
Activity
  (withdrawal).      --        $116,600         --   $6,000    $110,600    $114,000    $6,000
Beginning of
  Year 3.......      67              --         --       --          --    $114,000    $6,000
Activity
  (withdrawal).      --        $111,600         --   $6,000    $105,600    $108,000    $6,000
Beginning of
  Year 4.......      68              --         --       --          --    $108,000    $6,000
Income Reset
  Provision....      --              --         --       --    $115,000    $108,000    $6,000
Beginning of
  Year 5.......      69              --         --       --          --    $108,000    $6,000
Activity
  (withdrawal).      --        $118,600         --   $6,000    $112,600    $102,000    $6,000
Beginning of
  Year 6.......      70              --         --       --          --    $102,000    $6,000
Activity
  (withdrawal).      --        $115,800         --   $6,000    $109,800    $ 96,000    $6,000
Beginning of
  Year 7.......      71              --         --       --          --    $ 96,000    $6,000
Income Reset
  Provision....      --              --         --       --    $113,500    $ 96,000    $6,243

EXAMPLE #6 -- GLWB ADDED ON 2ND CONTRACT ANNIVERSARY. SUBSEQUENT PURCHASE PAYMENTS RECEIVED THE FOLLOWING YEAR WHEN THE OWNER IS AT A DIFFERENT ANNUAL INCOME PERCENTAGE.

The GLWB benefit may be added at issue or within 30 days prior to any contract anniversary. At the time of election, the GWB value will be set to the current contract value and the GAI will be calculated using the Annual Income Percentage based on the age of the oldest owner at the time of election. If a subsequent purchase payment is received when the oldest owner is at an age with a higher Annual Income Percentage, the new money will receive the higher Annual Income Percentage, and the GAI will increase by an amount equal to the amount the purchase payment times the Annual Income Percentage.

                                                                           GUARANTEED GUARANTEED
                                CONTRACT   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                              VALUE BEFORE PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS   ATTAINED AGE   ACTIVITY   RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------   ------------ ------------ -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1........      --        $      0   $100,000   $    0    $100,000          --        --
Activity........      --        $102,000   $ 20,000   $    0    $122,000          --        --
Beginning of
  Year 2........      --              --         --       --          --          --        --
Activity
  (withdrawal)..      --        $116,600         --   $6,000    $110,600          --        --
Beginning of
  Year 3 -- add
  GLWB..........      59              --         --       --    $103,600    $103,600    $4,144
Beginning of
  Year 4........      60              --         --       --          --    $103,600    $4,144
Activity........      --        $110,000   $ 10,000   $    0    $120,000    $113,600    $4,644
Beginning of
  Year 5........      61              --         --       --    $123,000    $113,600    $4,644

EXAMPLE #7 -- A GMWB CONTRACT CONVERTS TO A GLWB ON THE 2ND CONTRACT ANNIVERSARY WHERE THE CONTRACT VALUE IS GREATER THAN THE GWB AMOUNT.

Contracts with the GMWB feature may elect to convert to the GLWB feature within 30 days prior to any contract anniversary, as long as the client is within the eligible age limits. As of the contract anniversary date, the GMWB guarantees will terminate. For the GLWB benefit, the GWB value will be set to the current contract anniversary value and the GAI calculated using the Annual Income Percentage based on the oldest owner's age at the time of the conversion. The GWB will increase if the contract value is greater than the GWB value from the GMWB feature at the time of conversion.

                                                                           GUARANTEED GUARANTEED
                                CONTRACT   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                              VALUE BEFORE PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS   ATTAINED AGE   ACTIVITY   RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------   ------------ ------------ -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1........      --        $      0   $100,000   $    0    $100,000    $100,000    $7,000
Activity........      --        $102,000   $ 20,000   $    0    $122,000    $120,000    $8,400
Beginning of
  Year 2........      --              --         --       --          --    $120,000    $8,400
Beginning of
  Year 3
  -- convert to
  GLWB..........      67              --         --       --    $132,000    $132,000    $6,600
Activity
  (withdrawal)..      --        $133,600         --   $6,600    $127,000    $125,400    $6,600

EXAMPLE #8 -- A GMWB CONTRACT CONVERTS TO A LIFETIME GMWB ON THE 2ND CONTRACT ANNIVERSARY WHERE THE CONTRACT VALUE IS LESS THAN THE GWB AMOUNT.

Contracts with the GMWB feature may elect to convert to a lifetime GMWB within 30 days prior to any contract anniversary. As of the contract anniversary date, the GMWB guarantees will terminate. For the GLWB feature, the GWB value will be set to the current contract anniversary value and the lifetime GAI calculated using the Annual Income Percentage based on the oldest owner's age at the time of conversion. The GWB will decrease at conversion if the contract value is less than the GWB value from the GMWB feature at the time of conversion.

                CONTRACT                                          GUARANTEED GUARANTEED
                 VALUE   PURCHASE                      CONTRACT   WITHDRAWAL   ANNUAL
                ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS    AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------  -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1.......    --    $      0 $100,000   $    0    $100,000    $100,000    $7,000
Activity.......    --    $102,000 $ 20,000   $    0    $122,000    $120,000    $8,400
Beginning of
  Year 2.......    --          --       --       --          --    $120,000    $8,400
Beginning of
  Year 3 --
   convert to
  GLWB.........    67          --       --       --    $117,000    $117,000    $5,850
Activity
  (withdrawal).    --    $117,100       --   $5,850    $111,250    $111,150    $5,850

APPENDIX F -- EXAMPLES OF THE GUARANTEED LIFETIME WITHDRAWAL BENEFIT II -SINGLE
                               AND JOINT OPTIONS

Below are several examples that are designed to help show how the Guaranteed Lifetime Withdrawal Benefit II Option functions. A complete description of the optional contract feature can be found in the prospectus sections "Other Contract Options -- Guaranteed Lifetime Withdrawal Benefit II-Single Option (GLWB II-Single)" and "Other Contract Options -- Guaranteed Lifetime Withdrawal Benefit II-Joint Option (GLWB II-Joint)". Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by sub-account gain or loss.

EXAMPLE #1 -- INITIAL VALUES ON THE EFFECTIVE DATE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000.

The GWB is set equal to the initial purchase payment and the GAI is 5% of the GWB.

                     CONTRACT                                 GUARANTEED GUARANTEED
                      VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                      BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS       ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------       -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.   $  0   $100,000    $  0     $100,000    $100,000    $5,000

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN.

If additional purchase payments are received, the GWB will increase by the amount of the purchase payment. The GAI will be increased by an amount equal to the amount of the purchase payment multiplied by 5%.

                     CONTRACT                                 GUARANTEED GUARANTEED
                      VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                      BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS       ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------       -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1. $      0 $100,000     --      $100,000    $100,000    $5,000
Activity............ $102,000 $ 20,000     --      $122,000    $120,000    $6,000

EXAMPLE #3 -- GUARANTEED WITHDRAWAL BENEFIT ENHANCEMENT AND GUARANTEED ANNUAL INCOME RESET.

On each Contract Anniversary prior to the first withdrawal, for up to 10 years following the election of the rider, there will be a Guaranteed Withdrawal Benefit Enhancement. The GWB will be increased by 5% of the GWB prior to the enhancement and the GAI will be increased to 5% of the GWB following the enhancement.

An automatic Guaranteed Annual Income Reset will occur on every contract anniversary through age 85. The GWB will be reset to the greater of the prior GWB or the current contract value. The GAI will be recalculated to 5% of the reset GWB, but will never be lower than the GAI immediately prior to the reset.

The Guaranteed Withdrawal Benefit Enhancement will occur prior to the Guaranteed Withdrawal Benefit Reset on any contract anniversary where both are applicable.

                                                                  GUARANTEED GUARANTEED
                       CONTRACT   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                     VALUE BEFORE PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS         ACTIVITY   RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------       ------------ -------- ---------- ----------- ---------- ----------
Beginning of Year 1.   $      0   $100,000     --      $100,000    $100,000    $5,000
Activity............   $102,000   $ 20,000     --      $122,000    $120,000    $6,000
Enhancement ........   $128,000         --     --      $128,000    $126,000    $6,300
Income Reset........   $128,000         --     --      $128,000    $128,000    $6,400
Beginning of Year 2.   $128,000         --     --      $128,000    $128,000    $6,400
Enhancement ........   $130,000         --     --      $130,000    $134,400    $6,720
Income Reset........   $130,000         --     --      $130,000    $134,400    $6,720
Beginning of Year 3.   $130,000         --     --      $130,000    $134,400    $6,720

EXAMPLE #4 -- WITHDRAWAL PRIOR TO THE BENEFIT DATE.

Any withdrawal prior to the Benefit Date will cause an immediate adjustment to both the GWB and GAI. The GWB will be reduced by the result of the ratio of the withdrawal to the contract value immediately prior to such withdrawal. The GAI will be recalculated to 5% of the GWB following the withdrawal.

                                                                    GUARANTEED GUARANTEED
                         CONTRACT   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                       VALUE BEFORE PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS           ACTIVITY   RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------         ------------ -------- ---------- ----------- ---------- ----------
Beginning of Year 1...   $      0   $100,000       --    $100,000    $100,000    $5,000
Activity..............   $102,000   $ 20,000       --    $122,000    $120,000    $6,000
Enhancement...........   $124,000         --       --    $124,000    $126,000    $6,300
Income Reset..........   $124,000         --       --    $124,000    $126,000    $6,300
Beginning of Year 2...   $124,000         --       --    $124,000    $126,000    $6,300
Activity (withdrawal).   $125,000         --   $6,300    $118,700    $119,650    $5,983

EXAMPLE #5 -- CUMULATIVE WITHDRAWALS AFTER THE BENEFIT DATE NOT EXCEEDING THE
GAI.

The client may make cumulative withdrawals up to the GAI each contract year following the Benefit Date without any adjustment to the GAI. The GWB will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAI not withdrawn during a contract year may not be carried over to the next contract year.

                                                                    GUARANTEED GUARANTEED
                         CONTRACT   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                       VALUE BEFORE PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS           ACTIVITY   RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------         ------------ -------- ---------- ----------- ---------- ----------
Beginning of Year 1...   $      0   $100,000       --    $100,000    $100,000    $5,000
Activity..............   $102,000   $ 20,000       --    $122,000    $120,000    $6,000
Enhancement...........   $124,000         --       --    $124,000    $126,000    $6,300
Income Reset..........   $124,000         --       --    $124,000    $126,000    $6,300
Beginning of Year 2...   $124,000         --       --    $124,000    $126,000    $6,300
Activity (withdrawal).   $125,000         --   $6,300    $118,700    $119,700    $6,300
Income Reset..........   $130,000         --       --    $130,000    $130,000    $6,500
Beginning of Year 3...   $130,000         --       --    $130,000    $130,000    $6,500

EXAMPLE #6 -- CUMULATIVE WITHDRAWALS AFTER THE BENEFIT DATE EXCEEDING THE GAI.

The client may withdraw more than the GAI in any contract year following the Benefit Date. Any withdrawal following the benefit date in excess of the GAI will cause an immediate adjustment to both the GWB and GAI. The GWB will be reduced by the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal. If contract values are declining, this can create a larger loss in GWB. The GAI will be reduced by the result of the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal.

                                                                    GUARANTEED GUARANTEED
                         CONTRACT   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                       VALUE BEFORE PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS           ACTIVITY   RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------         ------------ -------- ---------- ----------- ---------- ----------
Beginning of Year 1...   $      0   $100,000       --    $100,000    $100,000    $5,000
Activity..............   $102,000   $ 20,000       --    $122,000    $120,000    $6,000
Enhancement...........   $124,000         --       --    $124,000    $126,000    $6,300
Income Reset..........   $124,000         --       --    $124,000    $126,000    $6,300
Beginning of Year 2...   $124,000         --       --    $124,000    $126,000    $6,300
Activity (withdrawal).   $125,000         --  $ 6,300    $118,700    $119,700    $6,300
Income Reset..........   $120,000         --       --    $120,000    $120,000    $6,300
Beginning of Year 3...   $120,000         --       --    $120,000    $120,000    $6,300
Activity (withdrawal).   $122,000         --  $10,000    $112,000    $110,064    $6,099

EXAMPLE #7 -- A GMWB CONTRACT CONVERTS TO A GLWB II ON THE 2ND CONTRACT ANNIVERSARY.

Contracts with the GMWB option may elect to convert to the GLWB II-Single or GLWB II-Joint option within 30 days prior to any contract anniversary subject to applicable age limits. As of the contract anniversary date, the GMWB guarantees will terminate. For the GLWB II benefit, the GWB value will be set to the current contract anniversary value and the GAI calculated as 5% of the GWB. The GWB will increase if the contract value is greater than the GWB value from the GMWB feature at the time of conversion. The GWB will decrease at conversion if the contract value is less than the GWB value from the GMWB option at the time of conversion.

                                                                     GUARANTEED
                          CONTRACT   PURCHASE             CONTRACT   WITHDRAWAL  GUARANTEED
                        VALUE BEFORE PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT      ANNUAL
CONTRACT YEARS            ACTIVITY   RECEIVED   AMOUNT    ACTIVITY     (GWB)    INCOME (GAI)
--------------          ------------ -------- ---------- ----------- ---------- ------------
Beginning of Year 1....   $      0   $100,000   $    0    $100,000    $100,000     $7,000
Activity...............   $102,000   $ 20,000   $    0    $122,000    $120,000     $8,400
Beginning of Year 2....                                               $120,000    $8,400
Beginning of Year 3 --
  convert to GLWB II...   $132,000         --       --    $132,000    $132,000     $6,600
Activity (withdrawal)..   $133,600         --   $6,600    $127,000    $125,400     $6,600

    APPENDIX G -- EXAMPLES OF THE GUARANTEED MINIMUM INCOME BENEFIT OPTION

Below are several examples that are designed to help show how the Guaranteed Minimum Income Benefit option functions. A complete description of this optional contract feature can be found in the prospectus section "Other Contract Options -- Guaranteed Minimum Income Benefit Option". The following examples use hypothetical contract activity and are not representative of projected future returns or how your contract will actually perform.

EXAMPLE #1 -- SINGLE PURCHASE PAYMENT OF $50,000, NO WITHDRAWALS, AND CORRESPONDING RIDER VALUES.

The chart below is meant to provide a graphic example of how the Highest Anniversary Value, Roll-up Value and Contract Value vary relative to one another during periods of positive and negative market fluctuations (as reflected by the 'Contract Value' line). The table below provides a numeric example of these features. The values reflected in the table correspond to the values reflected in the chart. The columns to the right entitled 'GMIB Fixed Annuity Payment' and 'Fixed Annuity Payment Guaranteed under the Base Contract' demonstrate annuity payment amounts using the default annuity payment option of life with a period certain of 60 months.


                              [Chart]

     Begining        Contract         Highest          Roll-up
  of Contract Year     Value      Anniversary Value     Value
     -------          -----      -----------------      -----
       1              $50,000        $50,000           $50,000
       2               53,000         53,000            52,500
       3               60,000         60,000            55,125
       4               64,000         64,000            57,881
       5               54,000         64,000            60,775
       6               60,000         64,000            63,814
       7               78,000         78,000            78,000
       8               80,000         80,000            81,900
       9               62,500         80,000            85,995
      10               70,500         80,000            90,295
      11               80,000         80,000            94,809
      12               85,000         85,000            99,550
      13               80,000         85,000           104,527
      14               70,000         85,000           109,754
      15               68,000         85,000           109,754
      16               73,000         85,000           109,754

                                                                                                FIXED
                                                                                               ANNUITY
                                                                                               PAYMENT
                  CONTRACT                     CONTRACT   HIGHEST                      GMIB   GUARANTEED
                   VALUE   PURCHASE             VALUE   ANNIVERSARY                    FIXED  UNDER THE
CONTRACT           BEFORE  PAYMENTS WITHDRAWAL  AFTER     ROLL-UP            BENEFIT  ANNUITY    BASE
ANNIVERSARY   AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY    VALUE     VALUE    BASE    PAYMENT  CONTRACT
-----------   --- -------- -------- ---------- -------- ----------- -------- -------- ------- ----------
Beginning of
  Year 1..... 67       --  $50,000      --     $50,000    $50,000   $ 50,000 $ 50,000     --        --
Beginning of
  Year 2..... 68  $53,000       --      --     $53,000    $53,000   $ 52,500 $ 53,000     --        --
Beginning of
  Year 3..... 69  $60,000       --      --     $60,000    $60,000   $ 55,125 $ 60,000     --        --
Beginning of
  Year 4..... 70  $64,000       --      --     $64,000    $64,000   $ 57,881 $ 64,000     --        --
Beginning of
  Year 5..... 71  $54,000       --      --     $54,000    $64,000   $ 60,775 $ 64,000     --        --
Beginning of
  Year 6..... 72  $60,000       --      --     $60,000    $64,000   $ 63,814 $ 64,000     --        --
Beginning of
  Year 7..... 73  $78,000       --      --     $78,000    $78,000   $ 78,000 $ 78,000     --        --
Beginning of
  Year 8..... 74  $80,000       --      --     $80,000    $80,000   $ 81,900 $ 81,900     --        --
Beginning of
  Year 9..... 75  $62,500       --      --     $62,500    $80,000   $ 85,995 $ 85,995     --        --
Beginning of
  Year 10.... 76  $70,500       --      --     $70,500    $80,000   $ 90,295 $ 90,295     --        --
Beginning of
  Year 11.... 77  $80,000       --      --     $80,000    $80,000   $ 94,809 $ 94,809 $5,859    $6,650
Beginning of
  Year 12.... 78  $85,000       --      --     $85,000    $85,000   $ 99,550 $ 99,550 $6,371    $7,364
Beginning of
  Year 13.... 79  $80,000       --      --     $80,000    $85,000   $104,527 $104,527 $6,931    $7,215
Beginning of
  Year 14.... 80  $70,000       --      --     $70,000    $85,000   $109,754 $109,754 $7,547    $6,575
Beginning of
  Year 15.... 81  $68,000       --      --     $68,000    $85,000   $109,754 $109,754 $7,831    $6,652
Beginning of
  Year 16.... 82  $73,000       --      --     $73,000    $85,000   $109,754 $109,754 $8,132    $7,439

In the example above, the beginning of year 2 illustrates the impact on benefit values when the contract value increases. The contract value has increased to $53,000 and the Highest Anniversary Value is reset to the current contract value. The Roll-up Value is calculated as the prior Roll-up Value, accumulated at 5% ($50,000 * 1.05 = $52,500). The benefit base is the greater of the Highest Anniversary Value or the Roll-up Value, resulting in a benefit base at this point of $53,000.

In the example above, the beginning of year 5 illustrates the impact on benefit values when the contract value decreases. The contract value has decreased to $54,000 and since that is less than the prior year, the Highest Anniversary Value remains at $64,000 and is not reset. The prior Roll-up Value is accumulated at 5% ($60,775 * 1.05 = $63,814). The benefit base is the greater of the Highest Anniversary Value or the Roll-up

Value, resulting in a benefit base of $64,000. In this example, there is no increase or decrease to the benefit base when compared to the prior contract anniversary.

Beginning with the 10th contract anniversary (beginning of year 11), monthly annualized income is illustrated assuming the contract is annuitized under a life with 60 months certain option for a male annuitant. The GMIB Fixed Annuity Payment column reflects the amount of income provided by the GMIB benefit base if the GMIB is exercised. The Fixed Annuity Payment Guaranteed under the Base Contract reflects the amount of fixed annuity payment provided by the contract value under the minimum contract guarantees.

EXAMPLE #2 -- INITIAL VALUES ON THE EFFECTIVE DATE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000.

Examples 2-5 are progressive, starting with an initial purchase payment of $100,000 and illustrating the impact of additional contract activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. At any point in time the benefit base is equal to the greater of the Highest Anniversary Value or the Roll-up Value.

                          CONTRACT
                           VALUE   PURCHASE             CONTRACT     HIGHEST
                           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ANNIVERSARY ROLL-UP  BENEFIT
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY      VALUE     VALUE    BASE
--------------------  --- -------- -------- ---------- ----------- ----------- -------- --------
Beginning of Year 1.. 60     --    $100,000     --      $100,000    $100,000   $100,000 $100,000

EXAMPLE #3 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN.

As shown below, additional purchase payments are added to the Highest Anniversary Value. The prior Roll-up Value is accumulated at 5% ($100,000 *
1.05 (6 / 12) = $102,470) and then increased by the new purchase payment ($102,470 + $10,000 = $112,470). The Roll-up Value exceeds the Highest Anniversary Value and therefore the benefit base is $112,470.

                             CONTRACT
                              VALUE   PURCHASE             CONTRACT     HIGHEST
                              BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ANNIVERSARY ROLL-UP  BENEFIT
CONTRACT ANNIVERSARY     AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY      VALUE     VALUE    BASE
--------------------     --- -------- -------- ---------- ----------- ----------- -------- --------
Beginning of Year 1..... 60        -- $100,000     --      $100,000    $100,000   $100,000 $100,000
Activity 6 months later. 60  $102,000 $ 10,000     --      $112,000    $110,000   $112,470 $112,470

EXAMPLE #4 -- WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING 5% OF THE ROLL-UP VALUE.

At the beginning of year 2 the contract value of $115,000 is greater than the previous Highest Anniversary Value, $110,000, and thus the Highest Anniversary Value is reset to $115,000. Also, the Roll-up Value is accumulated at 5% for the latter 6 months in year 1 ($112,470 * 1.05 ^ (6 / 12) = $115,247).

The withdrawal of $5,000 during the second contract year is less than 5% of the Roll-up Value as of the prior contract anniversary (5% * $115,247 = $5,762) and thus the withdrawal adjustment for the Roll-up Value is applied on a dollar-for-dollar basis. The Roll-up Value is first increased at 5% for six months and then the withdrawal is subtracted ($115,247 * 1.05 ^ (6 / 12) - $5,000 = $113,093).

Withdrawals are always applied to the Highest Anniversary Value on a pro rata basis. A pro rata adjustment reduces the value by the same proportion as the withdrawal bears to the contract value immediately before the withdrawal. The contract value prior to the withdrawal is $117,000 and the $5,000 withdrawal during the second contract year is applied on a pro rata basis to adjust the Highest Anniversary Value to $110,085 ($115,000 - $115,000 * ($5,000 /
$117,000) = $110,085).

                             CONTRACT
                              VALUE   PURCHASE             CONTRACT     HIGHEST
CONTRACT                      BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ANNIVERSARY ROLL-UP  BENEFIT
ANNIVERSARY              AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY      VALUE     VALUE    BASE
-----------              --- -------- -------- ---------- ----------- ----------- -------- --------
Beginning of
  Year 1................ 60        -- $100,000       --    $100,000    $100,000   $100,000 $100,000
Activity 6 months later. 60  $102,000 $ 10,000       --    $112,000    $110,000   $112,470 $112,470
Beginning of
  Year 2................ 61  $115,000       --       --    $115,000    $115,000   $115,247 $115,247
Activity 6 months later. 61  $117,000       --   $5,000    $112,000    $110,085   $113,093 $113,093

EXAMPLE #5 -- WITHDRAWALS DURING THE THIRD CONTRACT YEAR EXCEEDING 5% OF THE ROLL-UP VALUE.

At the beginning of year 3, the contract value of $118,000 is greater than the previous Highest Anniversary Value of $110,085, and the Highest Anniversary Value is reset. The Roll-up Value accumulates at 5% for the latter 6 months in year 2 ($113,093 * 1.05 ^ (6 / 12) = $115,886).

The withdrawal of $8,000 during the third contract year is greater than 5% of the Roll-up Value as of the prior contract anniversary ( 5% * $115,886 = $5,794) and thus the withdrawal adjustment for the Roll-up Value is applied on a pro rata basis. The contract value immediately prior to the withdrawal is $102,000 and the Roll-up Value is first accumulated at 5% for 6 months ($115,886 * 1.05 ^ (6 / 12) = $118,748) and then the withdrawal is applied
($118,748 = $118,748 * $8,000 / $102,000 = $109,434).

Withdrawals are always applied to the Highest Anniversary Value on a pro rata basis. The $8,000 withdrawal is taken by applying a pro rata adjustment to the Highest Anniversary Value ($118,000 = $118,000 * $8,000 / $102,000 = $108,745).

                             CONTRACT                     CONTRACT
                              VALUE   PURCHASE             VALUE     HIGHEST
                              BEFORE  PAYMENTS WITHDRAWAL  AFTER   ANNIVERSARY ROLL-UP  BENEFIT
CONTRACT ANNIVERSARY     AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY    VALUE     VALUE    BASE
--------------------     --- -------- -------- ---------- -------- ----------- -------- --------
Beginning of
  Year 1................ 60        -- $100,000       --   $100,000  $100,000   $100,000 $100,000
Activity 6 months later. 60  $102,000 $ 10,000       --   $112,000  $110,000   $112,470 $112,470
Beginning of
  Year 2................ 61  $115,000       --       --   $115,000  $115,000   $115,247 $115,247
Activity 6 months later. 61  $117,000       --   $5,000   $112,000  $110,085   $113,093 $113,093
Beginning of
  Year 3................ 62  $118,000       --       --   $118,000  $118,000   $115,886 $118,000
Activity 6 months later. 62  $102,000       --   $8,000   $ 94,000  $108,745   $109,434 $109,434

EXAMPLE #6 -- A RESET IN THE GMIB IS ELECTED AT THE BEGINNING OF CONTRACT YEAR
4.

The contract owner may elect to reset the Roll-up Value to the contract value beginning with the 3rd anniversary after rider election. A written request within 30 days prior to the contract anniversary will be required. If the reset is not elected on the first available anniversary, it will be available on future anniversaries. Once elected, the reset may not be elected for another 3 year period. A reset will only occur if the contract value is greater than the Roll-up Value on the date of reset. The reset is not available after age 80. The optional reset was elected in the example on the highlighted contract anniversary. Upon reset, the Roll-up Value is set to the current contract value and future Roll-up Values will be based on the new amount. The charge may increase upon reset and there is a new 10 year period before GMIB may be annuitized. In this example, the owner could not annuitize until their 13th contract anniversary (10 years after the latest reset). Annualized monthly income based on a life with 60 months certain and a male annuitant is illustrated below for the first benefit date. The GMIB Fixed Annuity Payment column reflects the amount of income provided by the GMIB benefit base if the GMIB is exercised. The Fixed Annuity Payment Guaranteed under the Base Contract reflects the amount of fixed annuity payment provided by the contract value under the minimum contract guarantees.

                                                                                                FIXED
                                                                                               ANNUITY
                                                                                               PAYMENT
                  CONTRACT                     CONTRACT                                GMIB   GUARANTEED
                   VALUE   PURCHASE             VALUE     HIGHEST                      FIXED  UNDER THE
CONTRACT           BEFORE  PAYMENTS WITHDRAWAL  AFTER   ANNIVERSARY ROLL-UP  BENEFIT  ANNUITY    BASE
ANNIVERSARY   AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY    VALUE     VALUE    BASE    PAYMENT  CONTRACT
-----------   --- -------- -------- ---------- -------- ----------- -------- -------- ------- ----------
Beginning of
  Year 1..... 60        -- $100,000     --     $100,000  $100,000   $100,000 $100,000      --       --
Beginning of
  Year 2..... 61  $105,000       --     --     $105,000  $105,000   $105,000 $105,000      --       --
Beginning of
  Year 3..... 62  $113,000       --     --     $113,000  $113,000   $110,250 $113,000      --       --
Beginning of
  Year 4..... 63  $126,000       --     --     $126,000  $126,000   $126,000 $126,000      --       --
Beginning of
  Year 5..... 64  $128,000       --     --     $128,000  $128,000   $132,300 $132,300      --       --
Beginning of
  Year 6..... 65  $125,000       --     --     $125,000  $128,000   $138,915 $138,915      --       --
Beginning of
  Year 7..... 66  $129,000       --     --     $129,000  $129,000   $145,861 $145,861      --       --
Beginning of
  Year 8..... 67  $134,000       --     --     $134,000  $134,000   $153,154 $153,154      --       --
Beginning of
  Year 9..... 68  $126,000       --     --     $126,000  $134,000   $160,811 $160,811      --       --
Beginning of
  Year 10.... 69  $138,000       --     --     $138,000  $138,000   $168,852 $168,852      --       --
Beginning of
  Year 11.... 70  $141,000       --     --     $141,000  $141,000   $177,295 $177,295      --       --
Beginning of
  Year 12.... 71  $146,000       --     --     $146,000  $146,000   $186,159 $186,159      --       --
Beginning of
  Year 13.... 72  $148,000       --     --     $148,000  $148,000   $195,467 $195,467      --       --
Beginning of
  Year 14.... 73  $149,000       --     --     $149,000  $149,000   $205,241 $205,241 $10,632  $11,122

APPENDIX H -- EXAMPLES OF THE ENCORE LIFETIME INCOME SINGLE AND JOINT OPTIONS

Below are several examples that are designed to help show how the Encore Lifetime Income -- Single and Encore Lifetime Income -- Joint riders function. A complete description of these optional riders can be found in the section of this Prospectus entitled 'Other Contract Options (Living Benefits)'. Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by sub-account gain or loss.

EXAMPLE #1 -- INITIAL VALUES.

Examples 1-6 are progressive, starting with a purchase payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. This example assumes the rider was elected when the contract was issued. The initial values are based on an initial purchase payment of $100,000 and the age of the oldest owner for Encore -- Single and the age of the youngest Designated Life for Encore -- Joint.

                         CONTRACT                                          GUARANTEED
                          VALUE   PURCHASE             CONTRACT              ANNUAL
                          BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR        AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------        --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1. 64     $0    $100,000     --      $100,000   $100,000   $4,000

Initial benefit base = initial purchase payment = 100,000.

Initial GAI = Initial benefit base X Annual Income Percentage = 100,000 X 4% = 4,000.

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT.

If additional purchase payments are received, the benefit base will increase by the amount of the purchase payment. For each subsequent purchase payment, the GAI will be increased by an amount equal to the amount of the purchase payment multiplied by the Annual Income Percentage based on the applicable age as of the date of the purchase payment.

                               CONTRACT                                          GUARANTEED
                                VALUE   PURCHASE             CONTRACT              ANNUAL
                                BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR              AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------              --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1 . . .. 64  $     0  $100,000     --      $100,000   $100,000   $4,000
Activity
  (purchase payment) ..... 65  $99,000  $ 20,000     --      $119,000   $120,000   $5,000

After the additional purchase payment:

Benefit base = benefit base prior to the purchase payment + purchase payment amount = 100,000 + 20,000 = 120,000

GAI = existing GAI + (purchase payment amount X Annual Income Percentage) = 4,000 +(20,000 X 5%) = 5,000.

EXAMPLE #3 -- BENEFIT BASE RESET.

On each contract anniversary (reset date), the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The GAI will be reset to the Annual Income Percentage based on the applicable age as of the reset date multiplied by the benefit base, but will never be lower than the GAI immediately prior to the reset date.

                          CONTRACT                                              GUARANTEED
                           VALUE   PURCHASE             CONTRACT                  ANNUAL
                           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER                INCOME
CONTRACT YEAR         AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY   BENEFIT BASE   (GAI)
-------------         --- -------- -------- ---------- ----------- ------------ ----------
Beginning of Year 1.. 64  $      0 $100,000     --      $100,000     $100,000     $4,000
Activity
  (purchase payment). 65  $ 99,000 $ 20,000     --      $119,000     $120,000     $5,000
Benefit Base Reset... 65  $122,000              --      $122,000     $122,000     $6,100

After the reset:

Benefit base = greater of contract value or benefit base prior to the reset = maximum of (122,000, 120,000) = 122,000.

GAI = greater of benefit base X annual income percentage or GAI prior to the reset = maximum of (122,000 X 5% or 5,000) = 6,100.

EXAMPLE #4 -- BENEFIT BASE ENHANCEMENT.

On each contract anniversary prior to the first withdrawal, for a period of up to 10 years following the rider effective date, the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, will be increased by 5%. If the resulting amount is greater than the current benefit base, it will become the new benefit base. The GAI will be the Annual Income Percentage based on the applicable age as of the contract anniversary (i.e., 4% at age 64 and 5% at age 65) multiplied by the new benefit base. This example demonstrates benefit base enhancement at the first contract anniversary.

                          CONTRACT                                              GUARANTEED
                           VALUE   PURCHASE             CONTRACT                  ANNUAL
                           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER                INCOME
CONTRACT YEAR         AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY   BENEFIT BASE   (GAI)
-------------         --- -------- -------- ---------- ----------- ------------ ----------
Beginning of Year 1.. 64  $      0 $100,000     --      $100,000     $100,000     $4,000
Activity
  (purchase payment). 65  $ 99,000 $ 20,000     --      $119,000     $120,000     $5,000
Benefit Base Reset... 65  $122,000       --     --      $122,000     $122,000     $6,100
Benefit Base 5%
  Increase........... 65  $122,000       --     --      $122,000     $126,000     $6,300

After the enhancement:

Benefit base = the greater of the current benefit base or the benefit base at the prior contract anniversary plus purchase payments received, multiplied by 105%. The current benefit base is 122,000. The benefit base at the prior contract anniversary plus purchase payments multiplied by 105% equals 126,000. Thus, the benefit base becomes 126,000.

GAI = benefit base X Annual Income Percentage = 126,000 X 5% = 6,300.

EXAMPLE #5 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. The benefit base will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAI not withdrawn during a contract year will not be carried over to the next contract year.

                             CONTRACT                                          GUARANTEED
                              VALUE   PURCHASE             CONTRACT              ANNUAL
                              BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR            AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------            --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1..... 64  $      0 $100,000       --    $100,000   $100,000   $4,000
Activity
  (purchase payment).... 65  $ 99,000 $ 20,000       --    $119,000   $120,000   $5,000
Benefit Base Reset...... 65  $122,000       --       --    $122,000   $122,000   $6,100
Benefit Base 5%
  Increase.............. 65  $122,000       --       --    $122,000   $126,000   $6,300
Beginning of Year 2 . .. 65  $122,000       --       --    $122,000   $126,000   $6,300
Activity (withdrawal)... 66  $120,000       --   $6,300    $113,700   $119,700   $6,300

After the withdrawal:

Benefit base = benefit base prior to the withdrawal - withdrawal amount = 126,000 - 6,300 = 119,700.

GAI = unchanged.

EXAMPLE #6 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR EXCEEDING THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. Amounts withdrawn in excess of the GAI will result in a pro rata adjustment to both the benefit base and GAI. The adjustment will be based on the contract value prior to the amount of the withdrawal that exceeds the GAI for the contract year.

                              CONTRACT
                               VALUE   PURCHASE             CONTRACT                 GUARANTEED
                               BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER              ANNUAL INCOME
CONTRACT YEAR             AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY   BENEFIT BASE     (GAI)
-------------             --- -------- -------- ---------- ----------- ------------ -------------
Beginning of Year 1...... 64  $      0 $100,000       --    $100,000     $100,000      $4,000
Activity
  (purchase payment) . .. 65  $ 99,000 $ 20,000       --    $119,000     $120,000      $5,000
Benefit Base Reset....... 65  $122,000       --       --    $122,000     $122,000      $6,100
Benefit Base 5%
  Increase............... 65  $122,000       --       --    $122,000     $126,000      $6,300
Beginning of Year 2...... 65  $122,000       --       --    $122,000     $126,000      $6,300
Activity (withdrawal).... 66  $120,000       --  $ 6,300    $113,700     $119,700      $6,300
Activity (withdrawal).... 66  $113,700       --  $53,700    $ 60,000     $ 63,166      $3,325

After the second withdrawal:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal X amount of excess withdrawal/contract value prior to the withdrawal] = 119,700 - [119,700 X 53,700/113,700] = 63,166. Thus, the benefit base becomes 63,166.

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal X amount of excess withdrawal / contract value prior to the withdrawal] = 6,300 - [6,300 X 53,700/113,700] = 3,325. Thus, the GAI becomes 3,325.

NOTE -- IF THERE WAS ONE WITHDRAWAL OF 60,000 RATHER THAN TWO WITHDRAWALS, THE CALCULATIONS ARE:

Benefit base = benefit base prior to the excess withdrawal - [benefit base prior to the excess withdrawal X amount of excess withdrawal/contract value prior to the excess withdrawal] = (126,000 - 6,300) - [(126,000 - 6,300) X
(60,000 - 6,300)/(120,000 - 6,300)] = 63,166. Thus, the benefit base becomes
63,166.

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal X amount of excess withdrawal/contract value prior to the excess withdrawal] = 6,300 - [6,300 X (60,000 - 6,300)/(120,000 - 6,300)] = 3,325. Thus, the GAI becomes
3,325.

EXAMPLE #7 -- YOUNGER OWNER(S) OR DESIGNATED LIVES WITH WITHDRAWAL PRIOR TO THE BENEFIT DATE.

Prior to the benefit date, a withdrawal of any amount will result in a pro-rata adjustment based on contract value to the benefit base. The GAI will be equal to the reduced benefit base multiplied by the Annual Income Percentage based on the applicable age as of the date of the withdrawal.

                           CONTRACT
                            VALUE   PURCHASE             CONTRACT                 GUARANTEED
                            BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER              ANNUAL INCOME
CONTRACT YEAR          AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY   BENEFIT BASE     (GAI)
-------------          --- -------- -------- ---------- ----------- ------------ -------------
Beginning of Year 1... 44  $      0 $100,000       --    $100,000     $100,000      $4,000
Activity
  (purchase payment).. 45  $ 99,000 $ 20,000       --    $119,000     $120,000      $4,800
Benefit Base Reset.... 45  $122,000       --       --    $122,000     $122,000      $4,880
Benefit Base 5%
  Increase............ 45  $122,000       --       --    $122,000     $126,000      $5,040
Beginning of Year 2... 45  $122,000       --       --    $122,000     $126,000      $5,040
Activity (withdrawal). 46  $120,000       --   $5,040    $114,960     $120,708      $4,828

After the withdrawal:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal X amount of withdrawal/contract value prior to the withdrawal] = 126,000 - [126,000 X 5,040 / 120,000] = 120,708. Thus, the benefit base becomes
120,708.

GAI = benefit base after the withdrawal X 4.0% = 120,708 X 4.0% = 4,828. Thus, the GAI becomes 4,828.

EXAMPLE #8 -- A GMWB CONVERTS TO ENCORE LIFETIME INCOME ON THE 1ST CONTRACT ANNIVERSARY.

Contracts with the GMWB feature may elect to convert to the Encore Lifetime Income feature within 30 days prior to any contract anniversary, as long as the client(s) is within the eligible age limits. As of the contract anniversary date, the GMWB guarantees will terminate. For the Encore Lifetime Income rider, the benefit base will be set to the current contract anniversary value and the GAI will be the Annual Income Percentage based on the applicable age as of the effective date of the conversion multiplied by the new benefit base. The benefit base will increase if the contract value is greater than the GWB value from the GMWB feature at the time of conversion. The benefit base will decrease at conversion if the contract value is less than the GWB value from the GMWB feature at the time of conversion.

                            CONTRACT                                   GUARANTEED   GUARANTEED
                             VALUE   PURCHASE             CONTRACT     WITHDRAWAL     ANNUAL
                             BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT (GWB),   INCOME
CONTRACT YEAR           AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BENEFIT BASE    (GAI)
-------------           --- -------- -------- ---------- ----------- -------------- ----------
Beginning of Year 1.... 64  $      0 $100,000       --    $100,000      $100,000      $7,000
Activity (purchase
  payment) . .......... 65  $ 99,000 $ 20,000       --    $119,000      $120,000      $8,400
Beginning of Year 2.... 65  $118,000       --       --    $118,000      $120,000      $8,400
Beginning of Year 3 --
  convert to Encore.... 66  $135,000       --       --    $135,000      $135,000      $6,750
Activity (withdrawal).. 66  $134,000       --   $6,750    $127,250      $128,250      $6,750

   APPENDIX I -- EXAMPLES OF THE OVATION LIFETIME INCOME II SINGLE AND JOINT
                                    OPTIONS

Below are several examples that are designed to help show how the Ovation Lifetime Income II-Single and Ovation Lifetime Income II-Joint riders function. The examples assume the Single option for purposes of the applicable Annual Income Percentage and corresponding GAI. Under the Joint option, the Benefit Base calculations are identical to Single but the applicable Annual Income Percentage and GAI are less and will be based on the age of the youngest Designated Life. A complete description of these optional riders can be found in the section of this Prospectus entitled 'Other Contract Options (Living Benefits)'. Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by sub-account gain or loss.

EXAMPLE #1 -- INITIAL VALUES.

Examples 1-5 are progressive, starting with a purchase payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. This example assumes the rider was elected when the contract was issued. The initial values are based on an initial purchase payment of $100,000 and the age of the oldest owner for Ovation II-Single.

                                                                                   GUARANTEED
                           CONTRACT   PURCHASE             CONTRACT                  ANNUAL
                         VALUE BEFORE PAYMENTS WITHDRAWAL VALUE AFTER                INCOME
CONTRACT YEAR        AGE   ACTIVITY   RECEIVED   AMOUNT    ACTIVITY   BENEFIT BASE   (GAI)
-------------        --- ------------ -------- ---------- ----------- ------------ ----------
Beginning of Year 1. 64       $0      $100,000     --      $100,000     $100,000     $4,500

Initial benefit base = initial purchase payment = 100,000.

Initial GAI = initial benefit base x annual income percentage = 100,000 x 4.5% = 4,500.

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT.

If additional purchase payments are received, the benefit base will increase by the amount of the purchase payment. For each subsequent purchase payment, the GAI will be increased by an amount equal to the amount of the purchase payment multiplied by the annual income percentage based on the applicable age as of the date of the purchase payment.

                                                                                    GUARANTEED
                            CONTRACT   PURCHASE             CONTRACT                  ANNUAL
                          VALUE BEFORE PAYMENTS WITHDRAWAL VALUE AFTER                INCOME
CONTRACT YEAR         AGE   ACTIVITY   RECEIVED   AMOUNT    ACTIVITY   BENEFIT BASE   (GAI)
-------------         --- ------------ -------- ---------- ----------- ------------ ----------
Beginning of Year 1.. 64    $     0    $100,000     --      $100,000     $100,000     $4,500
Activity
  (purchase payment). 65    $99,000    $ 20,000     --      $119,000     $120,000     $5,500

After the additional purchase payment:

Benefit base = benefit base prior to the purchase payment + purchase payment amount = 100,000 + 20,000 = 120,000.

GAI = existing GAI + (purchase payment amount x annual income percentage) = 4,500 + (20,000 x 5%) = 5,500.

EXAMPLE #3 -- BENEFIT BASE RESET.

On each contract anniversary (reset date), the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The GAI will be reset to the annual income percentage based on the applicable age as of the reset date multiplied by the benefit base, but will never be lower than the GAI immediately prior to the reset date.

                                                                                    GUARANTEED
                            CONTRACT   PURCHASE             CONTRACT                  ANNUAL
                          VALUE BEFORE PAYMENTS WITHDRAWAL VALUE AFTER                INCOME
CONTRACT YEAR         AGE   ACTIVITY   RECEIVED   AMOUNT    ACTIVITY   BENEFIT BASE   (GAI)
-------------         --- ------------ -------- ---------- ----------- ------------ ----------
Beginning of Year 1.. 64    $      0   $100,000     --      $100,000     $100,000     $4,500
Activity
  (purchase payment). 65    $ 99,000   $ 20,000     --      $119,000     $120,000     $5,500
Benefit Base Reset... 65    $122,000         --     --      $122,000     $122,000     $6,100

After the reset:

Benefit base = greater of contract value or benefit base prior to the reset = maximum of (122,000, 120,000) = 122,000.

GAI = greater of benefit base x annual income percentage or GAI prior to the reset = maximum of (122,000 x 5% or 5,500) = 6,100.

EXAMPLE #4 -- BENEFIT BASE ENHANCEMENT.

On each contract anniversary, for the first 10 years following the rider effective date, after each contract year in which there have been no withdrawals, the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, will be increased by 6%. If the resulting amount is greater than the current benefit base, it will become the new benefit base. The GAI will be the annual income percentage based on the applicable age as of the contract anniversary (i.e., 4.5% at age 64 and 5% at age 65) multiplied by the new benefit base. This example demonstrates the benefit base enhancement at the first contract anniversary.

                                                                                        GUARANTEED
                                CONTRACT   PURCHASE             CONTRACT                  ANNUAL
                              VALUE BEFORE PAYMENTS WITHDRAWAL VALUE AFTER                INCOME
CONTRACT YEAR             AGE   ACTIVITY   RECEIVED   AMOUNT    ACTIVITY   BENEFIT BASE   (GAI)
-------------             --- ------------ -------- ---------- ----------- ------------ ----------
Beginning of Year 1...... 64    $      0   $100,000     --      $100,000     $100,000     $4,500
Activity
  (purchase payment)..... 65    $ 99,000   $ 20,000     --      $119,000     $120,000     $5,500
Benefit Base Reset....... 65    $122,000         --     --      $122,000     $122,000     $6,100
Benefit Base Enhancement. 65    $122,000         --     --      $122,000     $127,200     $6,360

After the enhancement:

Benefit base = the greater of the current benefit base or the benefit base at the prior contract anniversary plus purchase payments received, multiplied by 106%. The current benefit base is 122,000. The benefit base at the prior contract anniversary plus purchase payments multiplied by 106% equals 127,200. Thus, the benefit base becomes 127,200.

GAI = benefit base x annual income percentage = 127,200 x 5% = 6,360.

EXAMPLE #5 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAI, FOLLOWED BY SUBSEQUENT YEARS OF NO WITHDRAWALS.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. The benefit base will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAI not withdrawn during a contract year will not be carried over to the next contract year.

                                                                                        GUARANTEED
                                CONTRACT   PURCHASE             CONTRACT                  ANNUAL
                              VALUE BEFORE PAYMENTS WITHDRAWAL VALUE AFTER                INCOME
CONTRACT YEAR             AGE   ACTIVITY   RECEIVED   AMOUNT    ACTIVITY   BENEFIT BASE   (GAI)
-------------             --- ------------ -------- ---------- ----------- ------------ ----------
Beginning of Year 1...... 64    $      0   $100,000       --    $100,000     $100,000     $4,500
Activity
  (purchase payment)..... 65    $ 99,000   $ 20,000       --    $119,000     $120,000     $5,500
Benefit Base Reset....... 65    $122,000         --       --    $122,000     $122,000     $6,100
Benefit Base Enhancement. 65    $122,000         --       --    $122,000     $127,200     $6,360
Beginning of Year 2...... 65    $122,000         --       --    $122,000     $127,200     $6,360
Activity (withdrawal).... 66    $120,000         --   $6,360    $113,640     $120,840     $6,360
Beginning of Year 3...... 66    $118,500         --       --    $118,500     $120,840     $6,360
Beginning of Year 4
  Benefit Base
  Enhancement............ 67    $119,600         --       --    $119,600     $128,090     $6,404

After the withdrawal:

Benefit base = benefit base prior to the withdrawal - withdrawal amount = 127,200 - 6,360 = 120,840.

The GAI remains unchanged.

At the beginning of year 3, the contract value is less than the current benefit base so no benefit base reset occurs. Since there were withdrawals during year 2, the benefit base is not eligible for the benefit base enhancement and the benefit base and GAI remain unchanged.

At the beginning of year 4, the contract value is still less than the current benefit base so no benefit base reset occurs. However, because there were no withdrawals in the prior year, the benefit base is increased as a result of the benefit base enhancement feature.

Benefit base = benefit base on the prior contract anniversary plus purchase payments received, multiplied by 106%. No additional purchase payments were received so the new benefit base is $120,840 x 106% = $128,090.

GAI = benefit base x annual income percentage = 128,090 x 5% = 6,404.

EXAMPLE #6 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR EXCEEDING THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. Amounts withdrawn in excess of the GAI will result in a pro-rata adjustment to both the benefit base and GAI. The adjustment will be based on the contract value prior to the amount of the withdrawal that exceeds the GAI for the contract year.

                                                                                        GUARANTEED
                                CONTRACT   PURCHASE             CONTRACT                  ANNUAL
                              VALUE BEFORE PAYMENTS WITHDRAWAL VALUE AFTER                INCOME
CONTRACT YEAR             AGE   ACTIVITY   RECEIVED   AMOUNT    ACTIVITY   BENEFIT BASE   (GAI)
-------------             --- ------------ -------- ---------- ----------- ------------ ----------
Beginning of Year 1...... 64    $      0   $100,000       --    $100,000     $100,000     $4,500
Activity
  (purchase payment)..... 65    $ 99,000   $ 20,000       --    $119,000     $120,000     $5,500
Benefit Base Reset....... 65    $122,000         --       --    $122,000     $122,000     $6,100
Benefit Base Enhancement. 65    $122,000         --       --    $122,000     $127,200     $6,360
Beginning of Year 2...... 65    $122,000         --       --    $122,000     $127,200     $6,360
Activity (withdrawal).... 66    $120,000         --  $ 6,360    $113,640     $120,840     $6,360
Activity (withdrawal).... 66    $113,640         --  $53,640    $ 60,000     $ 63,801     $3,358

After the second withdrawal:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal x amount of excess withdrawal / contract value prior to the withdrawal] = 120,840 - [120,840 x 53,640 / 113,640] = 63,801. Thus, the
benefit base becomes 63,801.

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal x amount of excess withdrawal / contract value prior to the withdrawal] = 6,360 - [6,360 x 53,640 / 113,640] = 3,358. Thus, the GAI becomes 3,358.

NOTE -- IF THERE WAS ONE WITHDRAWAL OF 60,000 RATHER THAN TWO WITHDRAWALS, THE CALCULATIONS ARE:

Benefit base = benefit base prior to the excess withdrawal - [benefit base prior to the excess withdrawal x amount of excess withdrawal / contract value prior to the excess withdrawal] = (127,200 - 6,360) - [(127,200 - 6,360) x
(60,000 - 6,360) / (120,000 - 6,360)] = 63,801. Thus, the benefit base becomes
63,801.

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal x amount of excess withdrawal / contract value prior to the excess withdrawal] = 6,360 - [6,360 x (60,000 - 6,360) / (120,000 - 6,360)] = 3,358. Thus, the GAI becomes
3,358.

EXAMPLE #7 -- YOUNGER OWNER(S) WITH WITHDRAWAL PRIOR TO THE BENEFIT DATE.

Prior to the benefit date, a withdrawal of any amount will result in a pro-rata adjustment based on contract value to the benefit base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage based on the applicable age as of the date of the withdrawal.

                                                                                        GUARANTEED
                                CONTRACT   PURCHASE             CONTRACT                  ANNUAL
                              VALUE BEFORE PAYMENTS WITHDRAWAL VALUE AFTER                INCOME
CONTRACT YEAR             AGE   ACTIVITY   RECEIVED   AMOUNT    ACTIVITY   BENEFIT BASE   (GAI)
-------------             --- ------------ -------- ---------- ----------- ------------ ----------
Beginning of Year 1...... 44    $      0   $100,000       --    $100,000     $100,000     $4,500
Activity
  (purchase payment)..... 45    $ 99,000   $ 20,000       --    $119,000     $120,000     $5,400
Benefit Base Reset....... 45    $122,000         --       --    $122,000     $122,000     $5,490
Benefit Base Enhancement. 45    $122,000         --       --    $122,000     $127,200     $5,724
Beginning of Year 2...... 45    $122,000         --       --    $122,000     $127,200     $5,724
Activity (withdrawal).... 46    $120,000         --   $5,724    $114,276     $121,133     $5,451

After the withdrawal:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal x amount of withdrawal / contract value prior to the withdrawal] = 127,200 - [127,200 x 5,724 / 120,000] = 121,133. Thus, the benefit base becomes
121,133.

GAI = benefit base after the withdrawal x 4.5% = 121,133 x 4.5% = 5,451. Thus, the GAI becomes 5,451.

EXAMPLE #8 -- 200% BENEFIT BASE GUARANTEE.

On the later of the 10/th/ contract anniversary or the contract anniversary on or immediately following the 70/th/ birthday of the oldest owner (or annuitant if non-natural), if no previous withdrawals have been taken, the benefit base is guaranteed to be at least: 200% of the initial benefit base + 200% of purchase payments in the first rider year + 100% of purchase payments after the first rider year.

                                                                                        GUARANTEED
                                CONTRACT   PURCHASE             CONTRACT                  ANNUAL
                              VALUE BEFORE PAYMENTS WITHDRAWAL VALUE AFTER                INCOME
CONTRACT YEAR             AGE   ACTIVITY   RECEIVED   AMOUNT    ACTIVITY   BENEFIT BASE   (GAI)
-------------             --- ------------ -------- ---------- ----------- ------------ ----------
Beginning of Year 1...... 64    $      0   $100,000     --      $100,000     $100,000    $ 4,500
Purchase Payment......... 65    $ 99,000   $ 20,000     --      $119,000     $120,000    $ 5,500
Benefit Base Reset....... 65    $122,000         --     --      $122,000     $122,000    $ 6,100
Benefit Base Enhancement. 65    $122,000         --     --      $122,000     $127,200    $ 6,360
Beginning of Year 2...... 65    $122,000         --     --      $122,000     $127,200    $ 6,360
Beginning of Year 3...... 66    $128,000         --     --      $128,000     $134,832    $ 6,742
Beginning of Year 4...... 67    $113,000         --     --      $113,000     $142,922    $ 7,146
Beginning of Year 5...... 68    $108,000         --     --      $108,000     $151,497    $ 7,575
Beginning of Year 6...... 69    $110,000         --     --      $110,000     $160,587    $ 8,029
Beginning of Year 7...... 70    $126,000         --     --      $126,000     $170,222    $ 8,511
Beginning of Year 8...... 71    $130,000         --     --      $130,000     $180,436    $ 9,022
Activity
  (purchase payment)..... 71    $132,000   $ 15,000     --      $147,000     $195,436    $ 9,772
Beginning of Year 9...... 72    $141,000         --     --      $141,000     $207,162    $10,358
Beginning of Year 10..... 73    $145,000         --     --      $145,000     $219,591    $10,980
200% Benefit Base
  Guarantee.............. 74    $150,000         --     --      $150,000     $255,000    $12,750

After the adjustment for the 200% Benefit Base Guarantee:

Benefit base = the greater of (a) or (b) or (c), where:

   (a) is the [Prior contract anniversary benefit base + purchase payments received during the contract year] x 106%, and

   (b) is the contract value, and

   (c) is 200% of the initial benefit base + 200% of purchase payments in the first rider year + 100% of purchase payments after the first rider year.

       = the greater of

       (a) 219,591 x 106% = 232,766

       (b) 150,000

       (c) 200% x [100,000 + 20,000] + 100% x 15,000 = 255,000

Thus, the benefit base becomes 255,000.

GAI = benefit base x annual income percentage = 255,000 x 5% = 12,750. Thus, the GAI becomes 12,750.

                                   PART B

                          INFORMATION REQUIRED IN A
                     STATEMENT OF ADDITIONAL INFORMATION

                           VARIABLE ANNUITY ACCOUNT
          CROSS REFERENCE SHEET TO STATEMENT OF ADDITIONAL INFORMATION

                                    FORM N-4
ITEM NUMBER   CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------   ----------------------------------------------
    15.       Cover Page
    16.       Cover Page
    17.       General Information and History
    18.       Not applicable
    19.       Not applicable
    20.       Distribution of Contract
    21.       Performance
    22.       Independent Registered Public Accounting Firm
              Registration Statement
    23.       Financial Statements

                            VARIABLE ANNUITY ACCOUNT
               ("VARIABLE ANNUITY ACCOUNT"), A SEPARATE ACCOUNT OF

                        MINNESOTA LIFE INSURANCE COMPANY
                               ("MINNESOTA LIFE")
                             400 ROBERT STREET NORTH
                         ST. PAUL, MINNESOTA 55101-2098
                            TELEPHONE: 1-800-362-3141
                       STATEMENT OF ADDITIONAL INFORMATION



THE DATE OF THIS DOCUMENT AND THE PROSPECTUS IS: April 29, 2016

This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Variable Annuity Account's current Prospectus, bearing the same date, which may be obtained by calling Securian at 1-800-362-3141; or writing to Securian at Securian, 400 Robert Street North, St. Paul, Minnesota 55101-2098.


      General Information and History
      Distribution of Contract
      Performance
      Independent Registered Public Accounting Firm
      Registration Statement
      Financial Statements

                         GENERAL INFORMATION AND HISTORY

The Variable Annuity Account is a separate investment account of the Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a stock life insurance company named Minnesota Life. Minnesota Life is a subsidiary of Securian Financial Group, Inc. which in turn is a wholly-owned subsidiary of Securian Holding Company, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

On May 1, 2014, Minnesota Life and its affiliates undertook a substitution of certain underlying investments in a transaction approved by the SEC. As part of that transaction, Minnesota Life and Securian Life (the Life Companies) agreed to make a reduction in Separate Account (or Sub-Account) expenses to those Contracts with assets allocated to specified Funds on May 1, 2014, as follows:

     . SECURIAN FUNDS TRUST - T.ROWE PRICE VALUE FUND -- to the extent the Fund's annual net operating expenses exceed 0.98%, the Life Companies will make a corresponding reduction in Sub-Account expenses, until April 30, 2016, to those Contract Owners whose Sub-Account invests in the Fund.

     .    SECURIAN FUNDS TRUST - IVY(R) SMALL CAP GROWTH FUND --

               (i) to the extent the Fund's management fee exceeds 0.83% on assets over $1 billion, the Life Companies will make a corresponding reduction in Sub-Account expenses, until September 30, 2016, to those Contract Owners whose Sub-Account invests in the Fund; and

               (ii) to the extent the Fund's annual net operating expenses exceed 1.16%, the Life Companies will make a corresponding reduction in Sub-Account expenses, until April 30, 2016, to those Contract Owners whose Sub-Account invests in the Fund.

     . SECURIAN FUNDS TRUST - PYRAMIS(R) CORE EQUITY FUND -- to the extent the Fund's annual net operating expenses exceeds 0.89% (Class 2 Shares) or 0.64% (Class 1 Shares), the Life Companies will make a corresponding reduction in Sub-Account expenses, for the life of each Contract outstanding on May 1, 2014, to those Contract Owners whose Sub-Account invests in the Fund.

                            DISTRIBUTION OF CONTRACT

The contract will be sold in a continuous offering by our life insurance agents who are also registered representatives of our affiliated broker-dealer, Securian Financial Services, Inc. ("Securian Financial") or other affiliated or unaffiliated broker-dealers who have entered into selling agreements with Securian Financial and Minnesota Life. Securian Financial acts as principal underwriter of the contracts.


Securian Financial and Advantus Capital Management, Inc. are wholly-owned subsidiaries of Securian Financial Group, Inc. Advantus Capital Management, Inc., is a registered investment adviser and the investment adviser to the following Securian Funds Trust portfolios: Bond, Government Money Market, Mortgage Securities, Index 500, International Bond, Index 400 Mid-Cap, and Real Estate Securities. Securian Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

Amounts paid by Minnesota Life to the underwriter for 2015, 2014 and, 2013 were $47,222,709, $43,100,936, and $52,801,236 respectively, for payment to associated dealers on the sale of the contracts, which includes other contracts issued through the Variable Annuity Account. Securian Financial also receives amountsfrom some of the portfolios for services provided under a 12b-1 plan ofdistribution.


Agents of Minnesota Life who are also registered representatives of Securian Financial are compensated directly by Minnesota Life. Agents or registered representatives of other broker-dealers are paid by their broker-dealer. Minnesota Life makes payment to the broker-dealers and does not determine your registered representative's compensation. You are encouraged to ask your registered representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with the sale of your contract.

The categories of payments Minnesota Life provides are described in the prospectus. These categories are not mutually exclusive and Minnesota Life may choose to make additional types of payments in the future. Firms may receive payments under more than one, or all categories. Not all firms receive additional compensation and the amount of compensation varies. Minnesota Life determines which firms to provide support and the extent of any payments. It generally chooses to compensate firms that have an ability to distribute the contracts and that are willing to cooperate with our promotional efforts. We do not attempt to make an independent assessment of the cost of providing any service(s).

The following is a list of names of the registered broker-dealers, which are members of FINRA, that with respect to annuity business related to this contract, during the last calendar year, we are aware received Additional Payments of more than $5,000 with respect to annuity business during the last calendar year. While we endeavor to update this list annually, please note that interim changes or new arrangements may not be reflected in this information. We assume no duty to notify contract owners whether his or her registered representative should be included.






H Beck Inc.
6600 Rockledge Drive, Sixth Floor
Bethesda, Maryland 20817-1806

Commonwealth Financial Network
29 Sawyer Road
Waltham, MA 02453

Questar Capital
5701 Golden Hills Drive
Minneapolis, MN 55416

The Leaders Group
26 W. Dry Creek Circle #575
Littleton, CO 80120

Crump Life Insurance Services, Inc.
4250 Crums Mill Road
Harrisburg, PA 17112

Ameriprise Financial Services, Inc.
570 Ameriprise Financial Center
Minneapolis, MN 55474

Cetera Financial Group, Inc.
200 North Sepulveda Boulevard, Suite 1200
El Segundo, CA 90245


Summit Brokerage Services Inc.
595 South Federal Highway
Suite 500
Boca Raton, FL 33432


Valmark Securities, Inc.
130 Springside Drive, Suite 300
Akron, OK 44333


                                  PERFORMANCE

From time to time our advertising and other promotional material may quote the performance (yield and total return) of a sub-account. In addition, our reports or other communications to current or prospective contract owners may also quote the yield on total return of the sub-account. Quoted results are based on past performance and reflect the performance of all assets held in that sub-account for the stated time period. QUOTED RESULTS ARE NEITHER AN ESTIMATE NOR A GUARANTEE OF FUTURE INVESTMENT PERFORMANCE, AND DO NOT REPRESENT THE ACTUAL EXPERIENCE OF AMOUNTS INVESTED BY ANY PARTICULAR CONTRACT OWNER.

Total Returns

A sub-account may advertise its "average annual total return" over various periods of time. "Total return" represents the percentage change in value of an investment in the sub-account from the beginning of a measuring period to the end of that measuring period. "Annualized" total return assumes that the total return achieved for the measuring period is achieved for each such period for a full year. "Average annual" total return is computed in accordance with a standard method prescribed by the SEC.

Average Annual Total Return

To calculate a sub-account's average annual total return for a specific measuring period, we take a hypothetical $1,000 investment in that sub-account, at its then applicable sub-account unit value (the "initial payment") and we compute the ending redeemable value of that initial payment at the end of the measuring period based on the investment experience of that sub-account ("full withdrawal value"). The full withdrawal value reflects the effect of all recurring fees and charges applicable to a contract owner under the contract, including the mortality and expense risk fee, the administrative fee and the deduction of the applicable deferred sales charge, but does not reflect any charges for applicable premium taxes and/or any other taxes, any non-recurring fees or charges or any increase in the mortality and expense risk fee for an optional death benefit rider or any charge for other optional benefits. The annual maintenance fee is also taken into account, assuming an average contract value of $80,000. The redeemable value is then divided by the initial payment and this quotient is raised to the 365/N power (N represents the number of days in the measuring period), and 1 is subtracted from this result. Average annual total return is expressed as a percentage.

                                     1/N
                              T = (ERV/P) -1

Where T    =  average annual total return
      ERV  =  ending redeemable value
      P    =  hypothetical initial payment of $1,000
      N    =  number of years

Average annual total return figures will generally be given for recent one, five, and ten year periods (if applicable), and may be given for other periods as well (such as from commencement of the sub-account's operations, or on a year by year basis).

When considering "average" total return figures for periods longer than one year, it is important to note that the relevant sub-account's annual total return for any one year in the period might have been greater or less than the average for the entire period.

Non-Standardized Returns

We may also calculate non-standardized returns which may or may not reflect any annual maintenance fee, and/or deferred sales charges, charges for premium taxes and/or any other taxes, or any charge for an optional rider or optional death benefit, and any non-recurring fees or charges. For periods prior to the date of this prospectus, calculations may be based on the assumption that the contracts described in this prospectus were issued when the underlying portfolios first became available to the variable annuity account. There may also be other "hypothetical" performance information which will include a more detailed description of the information and its calculation in the specific piece.

Standardized return calculations will always accompany any non-standardized returns shown.

Yields


Government Money Market Sub-Account

The "yield" (also called "current yield") of the Government Money Market Sub-Account is computed in accordance with a standard method prescribed by the SEC. The net change in the sub-account's unit value during a seven day period is divided by the unit value at the beginning of the period to obtain a base rate of return. The current yield is generated when the base rate is "annualized" by multiplying it by the fraction 365/7; that is, the base rate of return is assumed to be generated each week over a 365 day period and is shown as a percentage of the investment. The "effective yield" of the Government Money Market Sub-Account is calculated similarly but, when annualized, the base rate of return is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.


                                                         365/7
The formula for effective yield is: [(Base Period Return + 1)] - 1.


Realized capital gains or losses and unrealized appreciation or depreciation of the assets of the underlying Government Money Market Portfolio are not included in the yield calculation. Current yield and effective yield do not reflect any deduction of charges for any applicable premium taxes and/or any other taxes, or any charge for an optional death benefit rider, or any charge for an optional rider, but do reflect a deduction for the annual maintenance fee, the mortality and expense fee and the administrative fee.

Other Sub-accounts

"Yield" of the other sub-accounts is computed in accordance with a different standard method prescribed by the SEC. The net investment income (investment income less expenses) per sub-account unit earned during a specified one month of 30 day period is divided by the sub-account unit value on the last day of the specified period. This result is then annualized (that is, the yield is assumed to be generated each month or each 30 day period for a year), according to the following formula, which assumes semi-annual compounding:

                              a-b    6
                   YIELD = 2[(--- + 1) - 1]
                              CD

Where a = net investment income earned during the period by the portfolio attributable to the sub-account.
      b = expenses accrued for the period (net of reimbursements) c = the average daily number of sub-account units outstanding during the period that were entitled to receive dividends.
      d = the unit value of the sub-account units on the last day of the period.

The yield of each sub-account reflects the deduction of all recurring fees and charges applicable to the sub-account, such as the mortality and expense fee, the administrative fee, the annual maintenance fee, but does not reflect any charge, for applicable premium taxes and/or any other taxes, any charge for an optional death benefit rider, any charge for any other optional rider, or any non-recurring fees or charges.

The sub-accounts' yields will vary from time to time depending upon market conditions, the composition of each portfolio and operating expenses of the fund allocated to each portfolio. Consequently, any given performance quotation should not be considered representative of the sub-account's performance in the future. Yield should also be considered relative to changes in sub-account unit values and to the relative risks associated with the investment policies and objectives of the various portfolios. In addition, because performance will fluctuate, it may not provide a basis for comparing the yield of a sub-account with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

             INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements and supplementary schedules of Minnesota Life Insurance Company and subsidiaries and the financial statements of the Variable Annuity Account included herein have been audited by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing.


The report dated March 4, 2016 on the consolidated financial statements of Minnesota Life Insurance Company and subsidiaries refers to the adoption of Accounting Standards Update 2013-08, FINANCIAL SERVICES - INVESTMENT COMPANIES (TOPIC 946): AMENDMENTS TO THE SCOPE, MEASUREMENT, AND DISCLOSURE REQUIREMENTS, as of January 1, 2014.


                       REGISTRATION STATEMENT

We have filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933, as amended, with respect to the contract offered hereby. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the variable annuity account, Minnesota Life, and the contract. Statements contained in this Prospectus as to the contents of contracts and other legal instruments are summaries, and reference is made to such instruments as filed.

                            VARIABLE ANNUITY ACCOUNT

                              Financial Statements

                               December 31, 2015

     (With Report of Independent Registered Public Accounting Firm Thereon)

                            VARIABLE ANNUITY ACCOUNT

                              Financial Statements

                               December 31, 2015

                               TABLE OF CONTENTS

                                                                  PAGE
Report of Independent Registered Public Accounting Firm              1

Statements of Assets, Liabilities, and Contract Owners' Equity       2

Statements of Operations                                            19

Statements of Changes in Net Assets                                 36

Notes to Financial Statements                                       55

[KPMG LOGO]

                KPMG LLP
                4200 Wells Fargo Center
                90 South Seventh Street
                Minneapolis, MN 55402

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of Minnesota Life Insurance Company and
Contract Owners of Variable Annuity Account:

We have audited the accompanying statements of assets, liabilities, and contract owners' equity of the sub-accounts listed in note 1 of Variable Annuity Account (collectively, the Account), as of December 31, 2015, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the respective underlying portfolios or their transfer agents, or for Securian Funds Trust, verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the sub-accounts of Variable Annuity Account as of December 31, 2015, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

                                 /s/ KPMG LLP

Minneapolis, Minnesota
March 31, 2016

           KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative
           ("KPMG International"), a Swiss entity.

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                               December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                                                            AM CENTURY    AM CENTURY     AMER FUNDS    AMER FUNDS
                                               AB VPS        AB VPS INTL     VP INC &     VP INFL PRO   IS GLBL BOND     IS GLBL
                                           DYNASSTALL CL B   VALUE CL B     GRO CL II        CL II          CL 2       GROWTH CL 2
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $   103,429,309        819,553     3,142,914     72,601,630     6,153,434     10,205,799
Receivable from Minnesota Life for
   contract purchase payments                       51,283             --            --             --         3,648             --
Receivable for investments sold                         --             34           134          6,681            --            437
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total assets                           103,480,592        819,587     3,143,048     72,608,311     6,157,082     10,206,236
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges                        --             41           162          7,184            --            499
Payable for investments purchased                   52,043             --            --             --         3,687             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total liabilities                           52,043             41           162          7,184         3,687            499
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Net assets applicable to contract
          owners                           $   103,428,549        819,546     3,142,886     72,601,127     6,153,395     10,205,737
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $   103,428,549        819,546     3,142,886     72,601,127     6,153,395     10,205,737
Contracts in annuity payment period                     --             --            --             --            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total contract owners' equity      $   103,428,549        819,546     3,142,886     72,601,127     6,153,395     10,205,737
                                           ===============  =============  ============  =============  ============  =============

        Investment shares                        9,193,716         61,115       366,734      7,303,987       562,986        389,683
        Investments at cost                $   107,479,495        859,528     3,135,351     82,017,700     6,616,853     10,624,428

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                               December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                             AMER FUNDS      AMER FUNDS     AMER FUNDS                   AMER FUNDS    AMER FUNDS
                                             IS GLBL SM       IS GROWTH     IS GROWTH-    AMER FUNDS       IS NEW         IS US
                                               CP CL 2          CL 2         INC CL 2    IS INTL CL 2    WORLD CL 2   GOVT/AAA CL 2
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $     6,624,728     28,687,491    20,198,161     14,363,463     7,289,700      9,122,542
Receivable from Minnesota Life for
   contract purchase payments                        4,668             --         2,031             --         2,635          6,949
Receivable for investments sold                         --          1,300            --            671            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total assets                             6,629,396     28,688,791    20,200,192     14,364,134     7,292,335      9,129,491
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges                        --          1,565            --            772            --             --
Payable for investments purchased                    4,722             --         2,224             --         2,695          7,005
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total liabilities                            4,722          1,565         2,224            772         2,695          7,005
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Net assets applicable to contract
          owners                           $     6,624,674     28,687,226    20,197,968     14,363,362     7,289,640      9,122,486
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $     6,624,674     28,687,226    20,197,968     14,363,362     7,289,640      9,122,486
Contracts in annuity payment period                     --             --            --             --            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total contract owners' equity      $     6,624,674     28,687,226    20,197,968     14,363,362     7,289,640      9,122,486
                                           ===============  =============  ============  =============  ============  =============

        Investment shares                          277,185        423,807       448,449        797,085       389,615        747,749
        Investments at cost                $     7,260,871     30,478,425    21,175,216     15,544,878     8,542,676      9,160,832

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                               December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                             CLEARBRIDGE     FIDELITY VIP                                 FRANKLIN       FRANKLIN
                                             VAR SM GRO         EQUITY-    FIDELITY VIP  FRANKLIN DEV    MUTUAL SHS    SMALL CP VAL
                                                CL II         INCOME SC2   MID CAP SC2   MKTS VIP CL 2    VIP CL 2       VIP CL 2
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $       849,026     70,913,458    36,636,111     19,589,438     6,445,253     24,068,910
Receivable from Minnesota Life for
   contract purchase payments                           --          8,087            --             --            --          1,964
Receivable for investments sold                         40             --        25,686          6,972           133             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total assets                               849,066     70,921,545    36,661,797     19,596,410     6,445,386     24,070,874
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges                        46             --        25,877          7,083           163             --
Payable for investments purchased                       --          8,511            --             --            --          2,152
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total liabilities                               46          8,511        25,877          7,083           163          2,152
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Net assets applicable to contract
          owners                           $       849,020     70,913,034    36,635,920     19,589,327     6,445,223     24,068,722
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $       849,020     70,733,680    36,459,057     19,434,744     6,445,223     24,068,722
Contracts in annuity payment period                     --        179,354       176,863        154,583            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total contract owners' equity      $       849,020     70,913,034    36,635,920     19,589,327     6,445,223     24,068,722
                                           ===============  =============  ============  =============  ============  =============

        Investment shares                           41,803      3,538,596     1,150,993      3,099,595       335,690      1,361,364
        Investments at cost                $       876,654     66,602,938    34,562,202     26,080,366     5,593,952     25,569,336

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                               December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                             FRANKLIN SM-      GOLDMAN       GOLDMAN        IBBOTSON      IBBOTSON       IBBOTSON
                                               MD CP GR      SACHS VI HQ    SACHS VIT      AGGRESSIVE     BALANCED     CONSERVATIVE
                                               VIP CL 2       FLT RT SS    GBL TRNDS SS    GRWTH ETF2       ETF2           ETF2
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $    10,189,804     38,011,284    97,039,032      7,062,855    59,036,386     13,536,146
Receivable from Minnesota Life for
   contract purchase payments                           --          1,895       401,405             --            --             --
Receivable for investments sold                        178             --            --            371         2,623            731
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total assets                            10,189,982     38,013,179    97,440,437      7,063,226    59,039,009     13,536,877
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges                       217             --            --            437         3,002            849
Payable for investments purchased                       --          2,166       402,068             --            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total liabilities                              217          2,166       402,068            437         3,002            849
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Net assets applicable to contract
          owners                           $    10,189,765     38,011,013    97,038,369      7,062,789    59,036,007     13,536,028
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $    10,155,601     38,011,013    97,038,369      7,062,789    59,036,007     13,536,028
Contracts in annuity payment period                 34,164             --            --             --            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total contract owners' equity      $    10,189,765     38,011,013    97,038,369      7,062,789    59,036,007     13,536,028
                                           ===============  =============  ============  =============  ============  =============

        Investment shares                          576,021      3,661,973     8,919,029        639,751     5,507,126      1,268,617
        Investments at cost                $    12,224,680     38,878,833   103,028,062      6,876,034    57,571,133     14,326,602

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                               December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                                              IBBOTSON
                                              IBBOTSON        INCOME &      INVESCO VI    INVESCO VI     INVESCO VI     INVESCO VI
                                               GROWTH          GROWTH       AMER VALUE    COMSTOCK SR   EQUITY & INC     GROWTH &
                                                ETF2            ETF2          SR II           II            SR II        INC SR II
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $    23,368,144     28,351,726     7,575,089     48,489,658     4,142,947      2,872,067
Receivable from Minnesota Life for
   contract purchase payments                           --             --         2,662             --           433             --
Receivable for investments sold                      1,261          1,200            --            220            --            118
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total assets                            23,369,405     28,352,926     7,577,751     48,489,878     4,143,380      2,872,185
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges                     1,473          1,420            --            605            --            135
Payable for investments purchased                       --             --         2,729             --           471             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total liabilities                            1,473          1,420         2,729            605           471            135
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Net assets applicable to contract
          owners                           $    23,367,932     28,351,506     7,575,022     48,489,273     4,142,909      2,872,050
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $    23,367,932     28,351,506     7,575,022     48,489,273     4,142,909      2,872,050
Contracts in annuity payment period                     --             --            --             --            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total contract owners' equity      $    23,367,932     28,351,506     7,575,022     48,489,273     4,142,909      2,872,050
                                           ===============  =============  ============  =============  ============  =============

        Investment shares                        2,219,197      2,682,283       487,144      2,769,255       256,371        146,759
        Investments at cost                $    19,949,496     29,283,350     9,254,576     42,396,600     4,571,521      3,295,383

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                               December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                             INVESCO VI                                                                  IVY VIP
                                             SM CAP EQTY    IVY VIP ASSET    IVY VIP                    IVY VIP CORE    DIVIDEND
                                                SR II         STRATEGY       BALANCED     IVY VIP BOND     EQUITY          OPP
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $    20,544,205    178,008,683   120,157,815    137,757,526   102,975,267     22,422,955
Receivable from Minnesota Life for
   contract purchase payments                        4,048             --            --             --            --             --
Receivable for investments sold                         --         47,009       100,622          7,074           295            792
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total assets                            20,548,253    178,055,692   120,258,437    137,764,600   102,975,562     22,423,747
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges                        --         47,929       100,888          7,315           782            894
Payable for investments purchased                    4,194             --            --             --            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total liabilities                            4,194         47,929       100,888          7,315           782            894
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Net assets applicable to contract
          owners                           $    20,544,059    178,007,763   120,157,549    137,757,285   102,974,780     22,422,853
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $    20,544,059    177,791,393   117,787,892    137,757,285   102,840,121     22,422,853
Contracts in annuity payment period                     --        216,370     2,369,657             --       134,659             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total contract owners' equity      $    20,544,059    178,007,763   120,157,549    137,757,285   102,974,780     22,422,853
                                           ===============  =============  ============  =============  ============  =============

        Investment shares                        1,211,333     21,437,015    13,717,428     26,496,927     8,763,032      2,868,706
        Investments at cost                $    21,750,451    212,009,827   125,353,388    148,838,341   112,756,900     20,280,895

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                               December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                                               IVY VIP
                                               IVY VIP         GLOBAL      IVY VIP GLBL     IVY VIP       IVY VIP        IVY VIP
                                               ENERGY          GROWTH      NATURAL RES    GLOBAL BOND     GROWTH       HIGH INCOME
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $     5,679,142     69,043,744    30,521,099      6,698,199    61,983,605     85,240,698
Receivable from Minnesota Life for
   contract purchase payments                           --             --         4,193             --            --         11,614
Receivable for investments sold                        203          4,879            --            260         3,571             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total assets                             5,679,345     69,048,623    30,525,292      6,698,459    61,987,176     85,252,312
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges                       239          5,324            --            276         3,844             --
Payable for investments purchased                       --             --         4,442             --            --         12,162
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total liabilities                              239          5,324         4,442            276         3,844         12,162
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Net assets applicable to contract
          owners                           $     5,679,106     69,043,299    30,520,850      6,698,183    61,983,332     85,240,150
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $     5,679,106     68,994,156    30,520,850      6,698,183    61,983,332     85,240,150
Contracts in annuity payment period                     --         49,143            --             --            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total contract owners' equity      $     5,679,106     69,043,299    30,520,850      6,698,183    61,983,332     85,240,150
                                           ===============  =============  ============  =============  ============  =============

        Investment shares                        1,126,747      7,956,273     8,331,359      1,414,286     5,428,729     25,435,114
        Investments at cost                $     7,106,127     66,858,279    41,382,565      7,206,032    56,751,696     95,411,849

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                               December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                                               IVY VIP       IVY VIP                      IVY VIP     IVY VIP PATH
                                            IVY VIP INTL      LIMITED-      MICRO CAP     IVY VIP MID      MONEY         MOD AGG
                                             CORE EQUITY      TERM BOND       GROWTH      CAP GROWTH       MARKET          MVF
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $   164,116,813     37,336,446    23,559,475     61,788,909    12,769,110     52,387,275
Receivable from Minnesota Life for
   contract purchase payments                           --             --            --             --            --             --
Receivable for investments sold                     20,409          1,450        13,828          4,711           746          2,836
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total assets                           164,137,222     37,337,896    23,573,303     61,793,620    12,769,856     52,390,111
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges                    21,084          1,497        13,941          5,063           770          3,025
Payable for investments purchased                       --             --            --             --            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total liabilities                           21,084          1,497        13,941          5,063           770          3,025
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Net assets applicable to contract
          owners                           $   164,116,138     37,336,399    23,559,362     61,788,557    12,769,086     52,387,086
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $   163,266,170     37,336,399    23,501,236     61,788,557    12,769,086     52,387,086
Contracts in annuity payment period                849,968             --        58,126             --            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total contract owners' equity      $   164,116,138     37,336,399    23,559,362     61,788,557    12,769,086     52,387,086
                                           ===============  =============  ============  =============  ============  =============

        Investment shares                       10,569,838      7,667,881     1,142,604      6,558,009    12,769,110      9,970,552
        Investments at cost                $   170,168,854     37,865,440    26,630,334     59,710,973    12,769,110     53,944,360

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                               December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                                                             IVY VIP        IVY VIP       IVY VIP        IVY VIP
                                            IVY VIP PATH    IVY VIP PATH    PATHFINDER    PATHFINDER     PATHFINDER     PATHFINDER
                                             MOD CON MVF       MOD MVF      AGGRESSIVE      CONSERV       MOD AGGR       MOD CONS
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $    25,941,083    266,682,271    18,139,234     34,384,128   252,183,793     73,874,808
Receivable from Minnesota Life for
   contract purchase payments                        3,734        147,355            --             --            --             --
Receivable for investments sold                         --             --           746         11,009       109,739          3,307
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total assets                            25,944,817    266,829,626    18,139,980     34,395,137   252,293,532     73,878,115
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges                        --             --           817         11,042       110,047          3,381
Payable for investments purchased                    3,823        148,160            --             --            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total liabilities                            3,823        148,160           817         11,042       110,047          3,381
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Net assets applicable to contract
          owners                           $    25,940,994    266,681,466    18,139,163     34,384,095   252,183,485     73,874,734
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $    25,940,994    266,681,466    18,139,163     34,384,095   252,183,485     73,874,734
Contracts in annuity payment period                     --             --            --             --            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total contract owners' equity      $    25,940,994    266,681,466    18,139,163     34,384,095   252,183,485     73,874,734
                                           ===============  =============  ============  =============  ============  =============

        Investment shares                        4,958,348     49,655,955     3,592,710      6,671,089    45,834,098     13,934,699
        Investments at cost                $    26,476,398    270,852,802    18,807,046     35,717,733   231,684,070     74,936,546

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                               December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                               IVY VIP                       IVY VIP        IVY VIP
                                             PATHFINDER     IVY VIP REAL    SCIENCE &      SMALL CAP    IVY VIP SMALL    IVY VIP
                                              MODERATE       ESTATE SEC        TECH         GROWTH        CAP VALUE       VALUE
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $   216,132,210     12,978,588    70,870,284     28,383,389    53,459,967     94,101,458
Receivable from Minnesota Life for
   contract purchase payments                           --             --            --             --            --          2,236
Receivable for investments sold                      9,025            529         6,756            953        25,684             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total assets                           216,141,235     12,979,117    70,877,040     28,384,342    53,485,651     94,103,694
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges                     9,328            633         7,275          1,091        25,917             --
Payable for investments purchased                       --             --            --             --            --          2,652
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total liabilities                            9,328            633         7,275          1,091        25,917          2,652
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Net assets applicable to contract
          owners                           $   216,131,907     12,978,484    70,869,765     28,383,251    53,459,734     94,101,042
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $   216,131,907     12,978,484    70,826,102     28,383,251    53,107,545     93,577,310
Contracts in annuity payment period                     --             --        43,663             --       352,189        523,732
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total contract owners' equity      $   216,131,907     12,978,484    70,869,765     28,383,251    53,459,734     94,101,042
                                           ===============  =============  ============  =============  ============  =============

        Investment shares                       40,503,019      1,445,470     3,087,277      2,676,466     3,414,816     15,295,579
        Investments at cost                $   204,805,941      9,890,105    62,174,407     27,114,460    51,804,580     95,823,401

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                               December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                                             JANUS ASPEN                                 JANUS ASPEN
                                             JANUS ASPEN    FLEXIBLE BOND   JANUS ASPEN   JANUS ASPEN    PERK MID CP    MFS VIT II
                                             BALANCED SS         SS           FORTY SS    OVERSEAS SS      VAL SS     INTL VALUE SC
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $    22,205,137      7,574,826    41,255,489     45,931,019    22,615,674      4,333,324
Receivable from Minnesota Life for
   contract purchase payments                           --          7,524            --         12,708         3,072          5,236
Receivable for investments sold                     52,523             --           603             --            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total assets                            22,257,660      7,582,350    41,256,092     45,943,727    22,618,746      4,338,560
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges                    52,669             --           869             --            --             --
Payable for investments purchased                       --          7,579            --         12,957         3,239          5,268
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total liabilities                           52,669          7,579           869         12,957         3,239          5,268
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Net assets applicable to contract
          owners                           $    22,204,991      7,574,771    41,255,223     45,930,770    22,615,507      4,333,292
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $    22,204,991      7,574,771    41,106,003     45,846,437    22,615,507      4,333,292
Contracts in annuity payment period                     --             --       149,220         84,333            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total contract owners' equity      $    22,204,991      7,574,771    41,255,223     45,930,770    22,615,507      4,333,292
                                           ===============  =============  ============  =============  ============  =============

        Investment shares                          702,472        598,328     1,176,040      1,649,821     1,427,757        195,812
        Investments at cost                $    21,335,528      7,690,395    44,035,927     59,698,890    23,678,257      4,387,951

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                               December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                               MFS VIT
                                               MID CAP       MORGSTANLEY    NEUBERGER     OPPENHEIMER   OPPENHEIMER     PIMCO VIT
                                             GROWTH SER      UIF EMG MK     BERMAN SOC   INTL GROW VA   MS SM CAP VA   GLB DIV ALL
                                                 SC            EQ CL 2      RESP S CL         SS             SS           ADV CL
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $     1,345,380     22,587,477     2,188,703     36,037,139     2,816,590     76,801,796
Receivable from Minnesota Life for
   contract purchase payments                           --            193         1,894             --            --         51,043
Receivable for investments sold                         60             --            --          6,911           127             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total assets                             1,345,440     22,587,670     2,190,597     36,044,050     2,816,717     76,852,839
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges                        75             --            --          7,209           161             --
Payable for investments purchased                       --            371         1,914             --            --         51,504
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total liabilities                               75            371         1,914          7,209           161         51,504
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Net assets applicable to contract
          owners                           $     1,345,365     22,587,299     2,188,683     36,036,841     2,816,556     76,801,335
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $     1,345,365     22,587,299     2,188,683     36,036,841     2,816,556     76,801,335
Contracts in annuity payment period                     --             --            --             --            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total contract owners' equity      $     1,345,365     22,587,299     2,188,683     36,036,841     2,816,556     76,801,335
                                           ===============  =============  ============  =============  ============  =============

        Investment shares                          171,386      1,828,945       101,611     15,736,742       133,805      8,449,042
        Investments at cost                $     1,362,877     25,914,519     2,283,114     38,427,130     3,242,605     87,464,976

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                               December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                              PIMCO VIT       PIMCO VIT     PUTNAM VT      PUTNAM VT     PUTNAM VT      PUTNAM VT
                                               LOW DUR      TOTAL RETURN      EQUITY      GROWTH AND    INTER EQ CL     MULTI-CAP
                                             PORT ADV CL       ADV CL      INCOME CL IB    INC CL IB         IB         GRO CL IB
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $    63,471,254    166,771,472     4,834,256      8,196,675     3,508,691      3,963,104
Receivable from Minnesota Life for
   contract purchase payments                        3,704             --            --          2,573         4,871             --
Receivable for investments sold                         --          5,112        17,835             --            --            216
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total assets                            63,474,958    166,776,584     4,852,091      8,199,248     3,513,562      3,963,320
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges                        --          6,363        17,867             --            --            276
Payable for investments purchased                    4,197             --            --          2,669         4,894             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total liabilities                            4,197          6,363        17,867          2,669         4,894            276
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Net assets applicable to contract
          owners                           $    63,470,761    166,770,221     4,834,224      8,196,579     3,508,668      3,963,044
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $    63,470,761    166,770,221     4,834,224      8,196,579     3,507,582      3,963,044
Contracts in annuity payment period                     --             --            --             --         1,086             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total contract owners' equity      $    63,470,761    166,770,221     4,834,224      8,196,579     3,508,668      3,963,044
                                           ===============  =============  ============  =============  ============  =============

        Investment shares                        6,192,317     15,762,899       224,327        345,414       268,454        117,182
        Investments at cost                $    65,651,775    177,732,054     4,446,142      8,528,124     2,990,033      3,700,333

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                               December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                                                 SFT       SFT ADVANTUS   SFT ADVANTUS  SFT ADVANTUS       SFT
                                              PUTNAM VT       ADVANTUS     INDEX 400 MC    INDEX 500        INTL        ADVANTUS
                                            VOYAGER CL IB     BOND CL 2        CL 2           CL 2        BOND CL 2    MANAGED VOL
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $     7,143,933    193,256,405    67,076,475    175,838,193    85,335,069    203,488,226
Receivable from Minnesota Life for
   contract purchase payments                           --          2,383            --             --         7,951        412,355
Receivable for investments sold                        245             --           553         65,400            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total assets                             7,144,178    193,258,788    67,077,028    175,903,593    85,343,020    203,900,581
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges                       323             --           899         65,762            --             --
Payable for investments purchased                       --          3,523            --             --         8,340        413,761
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total liabilities                              323          3,523           899         65,762         8,340        413,761
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Net assets applicable to contract
          owners                           $     7,143,855    193,255,265    67,076,129    175,837,831    85,334,680    203,486,820
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $     7,143,855    192,787,165    66,788,919    126,496,793    85,167,937    203,486,820
Contracts in annuity payment period                     --        468,100       287,210     49,341,038       166,743             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total contract owners' equity      $     7,143,855    193,255,265    67,076,129    175,837,831    85,334,680    203,486,820
                                           ===============  =============  ============  =============  ============  =============

        Investment shares                          163,402     91,165,476    19,211,556     22,857,547    35,914,557     18,126,848
        Investments at cost                $     7,870,910    155,851,267    39,403,722    103,576,864    67,169,675    203,919,601

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                               December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                                                 SFT            SFT
                                                              ADVANTUS        ADVANTUS   SFT ADVANTUS                    SFT IVY
                                             SFT ADVANTUS       MONEY       MORTGAGE CL   REAL ESTATE     SFT IVY       SMALL CAP
                                            MGD VOL EQUITY     MARKET            2           CL 2          GROWTH        GROWTH
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $     5,362,160     36,958,831    59,042,065     78,465,544   209,422,578     44,780,455
Receivable from Minnesota Life for
   contract purchase payments                      240,163             --            --             --            --             --
Receivable for investments sold                         --          5,398        16,059         10,173         4,433          3,829
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total assets                             5,602,323     36,964,229    59,058,124     78,475,717   209,427,011     44,784,284
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges                        --          5,611        16,354         10,665         5,433          3,991
Payable for investments purchased                  240,186             --            --             --            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total liabilities                          240,186          5,611        16,354         10,665         5,433          3,991
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Net assets applicable to contract
          owners                           $     5,362,137     36,958,618    59,041,770     78,465,052   209,421,578     44,780,293
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $     5,362,137     36,719,745    58,678,085     78,265,982   208,191,185     44,293,434
Contracts in annuity payment period                     --        238,873       363,685        199,070     1,230,393        486,859
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total contract owners' equity      $     5,362,137     36,958,618    59,041,770     78,465,052   209,421,578     44,780,293
                                           ===============  =============  ============  =============  ============  =============

        Investment shares                          532,795     36,976,136    31,725,954     18,466,983    17,435,125      4,299,832
        Investments at cost                $     5,342,140     36,976,136    50,779,895     51,466,923   175,880,635     43,464,904

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                               December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                             SFT PYRAMIS                     TOPS MGD                     TOPS MGD       TOPS MGD
                                             CORE EQUITY     SFT T. ROWE   RISK BAL ETF    TOPS MGD      RISK GROWTH   RISK MOD GRO
                                                CL 2         PRICE VALUE       CL 2      RISK FLEX ETF    ETF CL 2       ETF CL 2
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $    60,808,041    127,869,312    20,969,459     67,186,689    89,470,368     28,410,530
Receivable from Minnesota Life for
   contract purchase payments                           --             --         2,455        107,528            --            963
Receivable for investments sold                      1,789          1,153            --             --         5,252             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total assets                            60,809,830    127,870,465    20,971,914     67,294,217    89,475,620     28,411,493
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges                     2,184          2,016            --             --         5,976             --
Payable for investments purchased                       --             --         2,601        107,992            --          1,173
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total liabilities                            2,184          2,016         2,601        107,992         5,976          1,173
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Net assets applicable to contract
          owners                           $    60,807,646    127,868,449    20,969,313     67,186,225    89,469,644     28,410,320
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $    60,630,093    127,843,437    20,969,313     67,186,225    89,469,644     28,410,320
Contracts in annuity payment period                177,553         25,012            --             --            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total contract owners' equity      $    60,807,646    127,868,449    20,969,313     67,186,225    89,469,644     28,410,320
                                           ===============  =============  ============  =============  ============  =============

        Investment shares                        5,422,652     12,043,958     1,963,432      6,567,614     8,545,403      2,633,043
        Investments at cost                $    55,263,420    120,617,455    22,042,648     70,984,308    95,810,178     30,382,777

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                               December 31, 2015

                                               TOTALS
                                           ---------------
ASSETS
Investments at net asset value             $ 5,218,260,576
Receivable from Minnesota Life for
   contract purchase payments                    1,527,456
Receivable for investments sold                    622,894
                                           ---------------
        Total assets                         5,220,410,926
                                           ---------------

LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges                   638,635
Payable for investments purchased                1,538,074
                                           ---------------
        Total liabilities                        2,176,709
                                           ---------------
        Net assets applicable to contract
          owners                           $ 5,218,234,217
                                           ===============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $ 5,159,872,571
Contracts in annuity payment period             58,361,646
                                           ---------------
        Total contract owners' equity      $ 5,218,234,217
                                           ===============

        Investment shares
        Investments at cost                $ 5,110,094,969

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.


                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                         AB VPS                       AM CENTURY      AM CENTURY      AMER FUNDS      AMER FUNDS
                                       DYNASSTALL     AB VPS INTL       VP INC &      VP INFL PRO     IS GLBL BOND      IS GLBL
                                          CL B         VALUE CL B      GRO CL II         CL II            CL 2        GROWTH CL 2
                                     --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund      $      566,478          19,915          68,286       1,535,015           2,482         102,947
  Mortality, expense and
    administrative charges (note 3)      (1,156,645)        (14,687)        (56,226)     (1,133,102)        (70,732)       (130,193)
  Fees waived (note 3)                           --              --              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Investment income (loss) - net         (590,167)          5,228          12,060         401,913         (68,250)        (27,246)
                                     --------------  --------------  --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                1,497,439              --         332,607              --         129,464         923,690

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                     654,899         999,533       1,362,708       8,066,307         799,444       3,126,860
    Cost of investments sold               (624,177)       (919,485)       (836,520)     (8,604,268)       (830,879)     (2,781,124)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Realized gains (losses) on sales
    of investments                           30,722          80,048         526,188        (537,961)        (31,435)        345,736

    Net realized gains (losses) on
      investments                         1,528,161          80,048         858,795        (537,961)         98,029       1,269,426

  Net change in unrealized
    appreciation (depreciation) of
    investments                          (4,324,485)        (76,239)     (1,191,972)     (2,930,531)       (311,812)       (795,119)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Realized and unrealized gains
      (losses) on investments - net      (2,796,324)          3,809        (333,177)     (3,468,492)       (213,783)        474,307
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $   (3,386,491)          9,037        (321,117)     (3,066,579)       (282,033)        447,061
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                                                                                                       AMER FUNDS
                                       AMER FUNDS      AMER FUNDS      AMER FUNDS                      AMER FUNDS        IS US
                                       IS GLBL SM     IS GROWTH CL     IS GROWTH-      AMER FUNDS        IS NEW       GOVT/AAA CL
                                        CP CL 2            2            INC CL 2      IS INTL CL 2     WORLD CL 2          2
                                     --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund      $           --         167,058         250,346         229,507          39,126         131,067
  Mortality, expense and
    administrative charges (note 3)         (76,714)       (375,641)       (235,493)       (211,537)        (98,472)       (118,045)
  Fees waived (note 3)                           --              --              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Investment income (loss) - net          (76,714)       (208,583)         14,853          17,970         (59,346)         13,022
                                     --------------  --------------  --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                  353,567       5,046,124       2,115,794         829,281         354,582          73,448

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                   1,914,498       1,367,238       1,295,870       1,676,235       1,280,275       1,628,236
    Cost of investments sold             (1,823,063)     (1,078,736)       (958,291)     (1,505,643)     (1,313,231)     (1,654,056)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Realized gains (losses) on sales
    of investments                           91,435         288,502         337,579         170,592         (32,956)        (25,820)

    Net realized gains (losses) on
      investments                           445,002       5,334,626       2,453,373         999,873         321,626          47,628

  Net change in unrealized
    appreciation (depreciation) of
    investments                            (709,112)     (4,021,117)     (2,608,692)     (1,918,782)       (586,752)        (52,091)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Realized and unrealized gains
      (losses) on investments - net        (264,110)      1,313,509        (155,319)       (918,909)       (265,126)         (4,463)
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $     (340,824)      1,104,926        (140,466)       (900,939)       (324,472)          8,559
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                      CLEARBRIDGE     FIDELITY VIP                    FRANKLIN DEV      FRANKLIN        FRANKLIN
                                       VAR SM GRO       EQUITY-       FIDELITY VIP    MKTS VIP CL      MUTUAL SHS     SMALL CP VAL
                                       CL II (a)       INCOME SC2     MID CAP SC2          2            VIP CL 2        VIP CL 2
                                     --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund      $           --       2,234,028          97,540         448,059         232,848         160,596
  Mortality, expense and
    administrative charges (note 3)          (4,167)     (1,119,956)       (570,998)       (297,440)       (107,244)       (375,241)
  Fees waived (note 3)                           --              --              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Investment income (loss) - net           (4,167)      1,114,072        (473,458)        150,619         125,604        (214,645)
                                     --------------  --------------  --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                    9,151       7,641,626       5,062,969       2,853,307         515,081       3,693,480

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                      24,116      12,079,434       7,416,521       3,876,352       2,409,448       2,284,869
    Cost of investments sold                (26,339)    (13,139,940)     (5,929,292)     (4,226,180)     (1,492,312)     (1,148,801)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Realized gains (losses) on sales
    of investments                           (2,223)     (1,060,506)      1,487,229        (349,828)        917,136       1,136,068

    Net realized gains (losses) on
      investments                             6,928       6,581,120       6,550,198       2,503,479       1,432,217       4,829,548

  Net change in unrealized
    appreciation (depreciation) of
    investments                             (27,628)    (11,972,463)     (7,086,056)     (7,514,742)     (1,992,481)     (6,921,814)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Realized and unrealized gains
      (losses) on investments - net         (20,700)     (5,391,343)       (535,858)     (5,011,263)       (560,264)     (2,092,266)
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $      (24,867)     (4,277,271)     (1,009,316)     (4,860,644)       (434,660)     (2,306,911)
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                      FRANKLIN SM-      GOLDMAN         GOLDMAN         IBBOTSON        IBBOTSON        IBBOTSON
                                        MD CP GR      SACHS VI HQ      SACHS VIT       AGGRESSIVE       BALANCED      CONSERVATIVE
                                        VIP CL 2       FLT RT SS      GBL TRNDS SS     GRWTH ETF2         ETF2            ETF2
                                     --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund      $           --         169,089          84,031          88,347         868,007         167,483
  Mortality, expense and
    administrative charges (note 3)        (138,058)       (562,063)     (1,148,315)       (109,621)       (898,014)       (238,688)
  Fees waived (note 3)                           --              --              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Investment income (loss) - net         (138,058)       (392,974)     (1,064,284)        (21,274)        (30,007)        (71,205)
                                     --------------  --------------  --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                2,697,797              --       2,082,763         107,030       1,624,045         342,320

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                   3,064,951       3,484,259       2,406,158       1,174,961       8,040,093       4,582,883
    Cost of investments sold             (2,892,792)     (3,575,326)     (2,238,148)       (915,588)     (6,293,180)     (4,551,413)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Realized gains (losses) on sales
    of investments                          172,159         (91,067)        168,010         259,373       1,746,913          31,470

    Net realized gains (losses) on
      investments                         2,869,956         (91,067)      2,250,773         366,403       3,370,958         373,790

  Net change in unrealized
    appreciation (depreciation) of
    investments                          (3,115,120)       (241,912)     (7,554,160)       (646,864)     (5,509,036)       (718,691)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Realized and unrealized gains
      (losses) on investments - net        (245,164)       (332,979)     (5,303,387)       (280,461)     (2,138,078)       (344,901)
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $     (383,222)       (725,953)     (6,367,671)       (301,735)     (2,168,085)       (416,106)
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                                        IBBOTSON
                                        IBBOTSON        INCOME &       INVESCO VI      INVESCO VI      INVESCO VI      INVESCO VI
                                         GROWTH          GROWTH        AMER VALUE     COMSTOCK SR     EQUITY & INC      GROWTH &
                                          ETF2            ETF2           SR II             II            SR II         INC SR II
                                     --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund      $      308,440         443,002             636         798,474          92,153          78,091
  Mortality, expense and
    administrative charges (note 3)        (380,178)       (487,567)       (111,347)       (712,656)        (59,351)        (46,026)
  Fees waived (note 3)                           --              --              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Investment income (loss) - net          (71,738)        (44,565)       (110,711)         85,818          32,802          32,065
                                     --------------  --------------  --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                  354,757       1,105,561         959,335         131,867         356,044         456,934

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                   2,882,470       6,948,907       1,054,028       6,166,021         634,023       1,076,664
    Cost of investments sold             (1,727,817)     (6,253,039)       (919,829)     (3,175,895)       (545,734)       (760,824)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Realized gains (losses) on sales
    of investments                        1,154,653         695,868         134,199       2,990,126          88,289         315,840

    Net realized gains (losses) on
      investments                         1,509,410       1,801,429       1,093,534       3,121,993         444,333         772,774

  Net change in unrealized
    appreciation (depreciation) of
    investments                          (2,399,299)     (2,720,400)     (1,889,703)     (6,783,301)       (638,325)       (959,832)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Realized and unrealized gains
      (losses) on investments - net        (889,889)       (918,971)       (796,169)     (3,661,308)       (193,992)       (187,058)
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $     (961,627)       (963,536)       (906,880)     (3,575,490)       (161,190)       (154,993)
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                       INVESCO VI       IVY VIP                                                         IVY VIP
                                      SM CAP EQTY        ASSET          IVY VIP         IVY VIP         IVY VIP         DIVIDEND
                                         SR II          STRATEGY        BALANCED          BOND        CORE EQUITY         OPP
                                     --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund      $           --         730,558       1,148,270       4,245,643         373,859         318,419
  Mortality, expense and
    administrative charges (note 3)        (328,779)     (2,879,763)     (1,584,697)     (1,913,658)     (1,481,493)       (349,139)
  Fees waived (note 3)                           --              --              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Investment income (loss) - net         (328,779)     (2,149,205)       (436,427)      2,331,985      (1,107,634)        (30,720)
                                     --------------  --------------  --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                4,457,203      35,080,088      16,884,136              --      17,494,551       2,725,491

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                   2,822,909      29,501,055      17,731,209      14,890,679      14,542,921       4,196,260
    Cost of investments sold             (1,207,111)    (30,487,853)    (15,894,914)    (15,275,118)    (12,211,837)     (3,330,522)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Realized gains (losses) on sales
    of investments                        1,615,798        (986,798)      1,836,295        (384,439)      2,331,084         865,738

    Net realized gains (losses) on
      investments                         6,073,001      34,093,290      18,720,431        (384,439)     19,825,635       3,591,229

  Net change in unrealized
    appreciation (depreciation) of
    investments                          (7,263,338)    (51,317,411)    (20,115,354)     (3,531,174)    (20,775,042)     (4,419,837)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Realized and unrealized gains
      (losses) on investments - net      (1,190,337)    (17,224,121)     (1,394,923)     (3,915,613)       (949,407)       (828,608)
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $   (1,519,116)    (19,373,326)     (1,831,350)     (1,583,628)     (2,057,041)       (859,328)
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                                        IVY VIP
                                        IVY VIP          GLOBAL       IVY VIP GLBL      IVY VIP         IVY VIP         IVY VIP
                                         ENERGY          GROWTH       NATURAL RES     GLOBAL BOND        GROWTH       HIGH INCOME
                                     --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund      $        4,009         308,259          32,799         259,109          69,677       5,890,334
  Mortality, expense and
    administrative charges (note 3)        (104,079)     (1,058,349)       (523,885)        (93,920)       (911,510)     (1,389,783)
  Fees waived (note 3)                           --              --              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Investment income (loss) - net         (100,070)       (750,090)       (491,086)        165,189        (841,833)      4,500,551
                                     --------------  --------------  --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                   36,303       3,572,785              --              --       7,704,394       1,000,103

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                   1,330,337       8,908,184       4,743,916       1,179,033      10,351,576      14,903,734
    Cost of investments sold             (1,126,467)     (8,665,007)     (4,327,452)     (1,204,951)     (9,866,798)    (14,873,977)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Realized gains (losses) on sales
    of investments                          203,870         243,177         416,464         (25,918)        484,778          29,757

    Net realized gains (losses) on
      investments                           240,173       3,815,962         416,464         (25,918)      8,189,172       1,029,860

  Net change in unrealized
    appreciation (depreciation) of
    investments                          (1,879,361)     (1,575,259)     (8,666,743)       (416,018)     (3,699,288)    (12,797,913)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Realized and unrealized gains
      (losses) on investments - net      (1,639,188)      2,240,703      (8,250,279)       (441,936)      4,489,884     (11,768,053)
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $   (1,739,258)      1,490,613      (8,741,365)       (276,747)      3,648,051      (7,267,502)
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                                        IVY VIP         IVY VIP                         IVY VIP       IVY VIP PATH
                                      IVY VIP INTL      LIMITED-       MICRO CAP      IVY VIP MID        MONEY          MOD AGG
                                      CORE EQUITY      TERM BOND         GROWTH        CAP GROWTH        MARKET           MVF
                                     --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund      $    2,282,521         561,357              --              --           2,459              --
  Mortality, expense and
    administrative charges (note 3)      (2,334,693)       (477,431)       (366,181)       (950,583)       (161,309)       (582,865)
  Fees waived (note 3)                           --              --              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Investment income (loss) - net          (52,172)         83,926        (366,181)       (950,583)       (158,850)       (582,865)
                                     --------------  --------------  --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund               22,548,942              --       4,326,893       5,412,528              --              --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  24,285,333       3,367,862       6,624,559       7,400,034       6,644,050       1,781,542
    Cost of investments sold            (30,765,992)     (3,486,660)     (5,567,423)     (5,341,362)     (6,644,050)     (1,745,067)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Realized gains (losses) on sales
    of investments                       (6,480,659)       (118,798)      1,057,136       2,058,672              --          36,475

    Net realized gains (losses) on
      investments                        16,068,283        (118,798)      5,384,029       7,471,200              --          36,475

  Net change in unrealized
    appreciation (depreciation) of
    investments                         (18,873,376)       (133,340)     (7,709,816)    (11,203,900)             --        (673,985)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Realized and unrealized gains
      (losses) on investments - net      (2,805,093)       (252,138)     (2,325,787)     (3,732,700)             --        (637,510)
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $   (2,857,265)       (168,212)     (2,691,968)     (4,683,283)       (158,850)     (1,220,375)
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                      IVY VIP PATH                      IVY VIP         IVY VIP         IVY VIP         IVY VIP
                                        MOD CON       IVY VIP PATH     PATHFINDER      PATHFINDER      PATHFINDER      PATHFINDER
                                          MVF           MOD MVF        AGGRESSIVE       CONSERV         MOD AGGR        MOD CONS
                                     --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund      $           --              --         481,968         414,327       6,031,998       1,148,640
  Mortality, expense and
    administrative charges (note 3)        (259,557)     (2,637,654)       (248,779)       (466,827)     (3,405,273)       (997,641)
  Fees waived (note 3)                           --              --              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Investment income (loss) - net         (259,557)     (2,637,654)        233,189         (52,500)      2,626,725         150,999
                                     --------------  --------------  --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                   47,840              --       1,772,594       2,311,166      22,232,705       6,008,474

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                   1,615,706       2,753,582         942,213       4,905,958      12,987,246       6,697,916
    Cost of investments sold             (1,612,808)     (2,656,162)       (789,416)     (4,582,244)     (8,811,632)     (5,545,507)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Realized gains (losses) on sales
    of investments                            2,898          97,420         152,797         323,714       4,175,614       1,152,409

    Net realized gains (losses) on
      investments                            50,738          97,420       1,925,391       2,634,880      26,408,319       7,160,883

  Net change in unrealized
    appreciation (depreciation) of
    investments                            (311,334)     (3,122,667)     (2,380,860)     (2,856,772)    (32,095,685)     (7,975,836)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Realized and unrealized gains
      (losses) on investments - net        (260,596)     (3,025,247)       (455,469)       (221,892)     (5,687,366)       (814,953)
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $     (520,153)     (5,662,901)       (222,280)       (274,392)     (3,060,641)       (663,954)
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                        IVY VIP                         IVY VIP         IVY VIP         IVY VIP
                                       PATHFINDER     IVY VIP REAL     SCIENCE &       SMALL CAP       SMALL CAP        IVY VIP
                                        MODERATE       ESTATE SEC         TECH           GROWTH          VALUE           VALUE
                                     --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund      $    3,822,819         140,300              --              --          52,413         754,067
  Mortality, expense and
    administrative charges (note 3)      (2,949,485)       (214,435)     (1,106,043)       (450,855)       (814,710)     (1,318,699)
  Fees waived (note 3)                           --              --              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Investment income (loss) - net          873,334         (74,135)     (1,106,043)       (450,855)       (762,297)       (564,632)
                                     --------------  --------------  --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund               18,188,045       1,339,662       4,231,329       4,810,593       4,790,781      12,582,914

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  16,730,441       3,862,081      12,165,737       5,599,169      11,976,143      16,346,113
    Cost of investments sold            (11,406,280)     (2,124,950)     (8,585,915)     (4,625,516)    (10,474,959)    (14,580,766)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Realized gains (losses) on sales
    of investments                        5,324,161       1,737,131       3,579,822         973,653       1,501,184       1,765,347

    Net realized gains (losses) on
      investments                        23,512,206       3,076,793       7,811,151       5,784,246       6,291,965      14,348,261

  Net change in unrealized
    appreciation (depreciation) of
    investments                         (26,372,181)     (2,560,629)    (10,099,757)     (4,808,589)     (9,659,869)    (18,939,852)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Realized and unrealized gains
      (losses) on investments - net      (2,859,975)        516,164      (2,288,606)        975,657      (3,367,904)     (4,591,591)
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $   (1,986,641)        442,029      (3,394,649)        524,802      (4,130,201)     (5,156,223)
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                                      JANUS ASPEN                                     JANUS ASPEN      MFS VIT II
                                      JANUS ASPEN    FLEXIBLE BOND    JANUS ASPEN     JANUS ASPEN     PERK MID CP    INTL VALUE SC
                                      BALANCED SS        SS (a)         FORTY SS      OVERSEAS SS        VAL SS           (a)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund      $      295,792          69,479              --         263,134         245,306          36,681
  Mortality, expense and
    administrative charges (note 3)        (309,918)        (34,772)       (558,114)       (721,452)       (343,813)        (20,902)
  Fees waived (note 3)                           --              --              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Investment income (loss) - net          (14,126)         34,707        (558,114)       (458,318)        (98,507)         15,779
                                     --------------  --------------  --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                  688,856           3,633       8,695,569       1,543,792       2,301,270          20,990

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                   3,670,651         203,619      11,673,774       9,132,766       1,808,705          64,271
    Cost of investments sold             (3,201,922)       (207,394)    (10,121,067)     (9,502,930)     (1,338,365)        (68,305)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Realized gains (losses) on sales
    of investments                          468,729          (3,775)      1,552,707        (370,164)        470,340          (4,034)

    Net realized gains (losses) on
      investments                         1,157,585            (142)     10,248,276       1,173,628       2,771,610          16,956

  Net change in unrealized
    appreciation (depreciation) of
    investments                          (1,355,220)       (115,568)     (5,858,324)     (5,488,880)     (3,892,961)        (54,627)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Realized and unrealized gains
      (losses) on investments - net        (197,635)       (115,710)      4,389,952      (4,315,252)     (1,121,351)        (37,671)
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $     (211,761)        (81,003)      3,831,838      (4,773,570)     (1,219,858)        (21,892)
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                        MFS VIT
                                        MID CAP       MORGSTANLEY      NEUBERGER      OPPENHEIMER     OPPENHEIMER      PIMCO VIT
                                       GROWTH SER      UIF EMG MK      BERMAN SOC      INTL GROW       MS SM CAP      GLB DIV ALL
                                           SC           EQ CL 2        RESP S CL         VA SS           VA SS           ADV CL
                                     --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund      $           --         179,362           6,582         333,896          14,716       1,901,099
  Mortality, expense and
    administrative charges (note 3)         (20,747)       (357,331)        (27,235)       (551,637)        (42,717)       (867,447)
  Fees waived (note 3)                           --              --              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Investment income (loss) - net          (20,747)       (177,969)        (20,653)       (217,741)        (28,001)      1,033,652
                                     --------------  --------------  --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                  129,042              --         186,094       2,521,642         340,860       3,679,935

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                     451,275       1,288,325         498,816       3,806,516         638,314         520,507
    Cost of investments sold               (304,959)     (1,079,756)       (397,475)     (2,754,532)       (559,309)       (528,361)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Realized gains (losses) on sales
    of investments                          146,316         208,569         101,341       1,051,984          79,005          (7,854)

    Net realized gains (losses) on
      investments                           275,358         208,569         287,435       3,573,626         419,865       3,672,081

  Net change in unrealized
    appreciation (depreciation) of
    investments                            (216,868)     (3,009,271)       (317,257)     (2,803,152)       (619,801)     (9,639,474)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Realized and unrealized gains
      (losses) on investments - net          58,490      (2,800,702)        (29,822)        770,474        (199,936)     (5,967,393)
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $       37,743      (2,978,671)        (50,475)        552,733        (227,937)     (4,933,741)
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                       PIMCO VIT       PIMCO VIT       PUTNAM VT       PUTNAM VT       PUTNAM VT       PUTNAM VT
                                        LOW DUR       TOTAL RETURN       EQUITY        GROWTH AND     INTER EQ CL      MULTI-CAP
                                      PORT ADV CL        ADV CL       INCOME CL IB     INC CL IB           IB          GRO CL IB
                                     --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund      $    2,173,044       8,414,673          83,133         149,269          48,666          18,068
  Mortality, expense and
    administrative charges (note 3)        (969,620)     (2,559,567)        (73,555)       (104,075)        (59,885)        (65,570)
  Fees waived (note 3)                           --              --              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Investment income (loss) - net        1,203,424       5,855,106           9,578          45,194         (11,219)        (47,502)
                                     --------------  --------------  --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                       --       1,797,927              --              --              --          43,044

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                   5,821,465      14,200,810         906,729       5,157,985         874,294         515,517
    Cost of investments sold             (5,813,652)    (14,405,064)       (600,176)     (4,431,835)       (842,360)       (327,890)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Realized gains (losses) on sales
    of investments                            7,813        (204,254)        306,553         726,150          31,934         187,627

    Net realized gains (losses) on
      investments                             7,813       1,593,673         306,553         726,150          31,934         230,671

  Net change in unrealized
    appreciation (depreciation) of
    investments                          (2,044,313)     (9,447,375)       (530,278)     (1,251,823)        (42,535)       (264,539)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Realized and unrealized gains
      (losses) on investments - net      (2,036,500)     (7,853,702)       (223,725)       (525,673)        (10,601)        (33,868)
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $     (833,076)     (1,998,596)       (214,147)       (480,479)        (21,820)        (81,370)
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                                                          SFT             SFT
                                                                        ADVANTUS        ADVANTUS          SFT             SFT
                                       PUTNAM VT      SFT ADVANTUS     INDEX 400      INDEX 500 CL   ADVANTUS INTL      ADVANTUS
                                     VOYAGER CL IB     BOND CL 2        MC CL 2             2          BOND CL 2      MANAGED VOL
                                     --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund      $      100,043              --              --              --              --              --
  Mortality, expense and
    administrative charges (note 3)        (105,935)     (2,690,722)       (909,370)     (1,878,652)     (1,223,174)     (2,624,300)
  Fees waived (note 3)                           --              --              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Investment income (loss) - net           (5,892)     (2,690,722)       (909,370)     (1,878,652)     (1,223,174)     (2,624,300)
                                     --------------  --------------  --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                1,367,588              --              --              --              --              --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                   5,563,769      17,523,223      12,645,556      23,013,172       6,908,759      25,100,211
    Cost of investments sold             (5,074,321)    (12,474,875)     (7,075,319)    (10,894,040)     (4,322,338)    (22,552,999)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Realized gains (losses) on sales
    of investments                          489,448       5,048,348       5,570,237      12,119,132       2,586,421       2,547,212

    Net realized gains (losses) on
      investments                         1,857,036       5,048,348       5,570,237      12,119,132       2,586,421       2,547,212

  Net change in unrealized
    appreciation (depreciation) of
    investments                          (2,143,903)     (4,704,208)     (7,184,849)    (10,354,751)     (6,378,692)    (10,027,076)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Realized and unrealized gains
      (losses) on investments - net        (286,867)        344,140      (1,614,612)      1,764,381      (3,792,271)     (7,479,864)
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $     (292,759)     (2,346,582)     (2,523,982)       (114,271)     (5,015,445)    (10,104,164)
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                          SFT             SFT             SFT             SFT
                                        ADVANTUS        ADVANTUS        ADVANTUS        ADVANTUS                        SFT IVY
                                        MGD VOL          MONEY        MORTGAGE CL     REAL ESTATE       SFT IVY        SMALL CAP
                                       EQUITY (b)        MARKET           2               CL 2           GROWTH          GROWTH
                                     --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund      $           --              --              --              --              --              --
  Mortality, expense and
    administrative charges (note 3)          (2,831)       (500,356)       (846,777)     (1,155,318)     (2,947,152)       (648,899)
  Fees waived (note 3)                           --              --              --              --              --          38,584
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Investment income (loss) - net           (2,831)       (500,356)       (846,777)     (1,155,318)     (2,947,152)       (610,315)
                                     --------------  --------------  --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                       --              --              --              --              --              --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                          40      33,071,481       9,228,912      21,677,101      38,560,365       8,380,343
    Cost of investments sold                    (40)    (33,071,481)     (7,090,412)    (13,793,621)    (32,566,633)     (7,458,583)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Realized gains (losses) on sales
    of investments                               --              --       2,138,500       7,883,480       5,993,732         921,760

    Net realized gains (losses) on
      investments                                --              --       2,138,500       7,883,480       5,993,732         921,760

  Net change in unrealized
    appreciation (depreciation) of
    investments                              20,020              --        (380,899)     (4,182,968)      8,671,504      (2,499,811)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Realized and unrealized gains
      (losses) on investments - net          20,020              --       1,757,601       3,700,512      14,665,236      (1,578,051)
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $       17,189        (500,356)        910,824       2,545,194      11,718,084      (2,188,366)
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                      SFT PYRAMIS                       TOPS MGD        TOPS MGD        TOPS MGD        TOPS MGD
                                      CORE EQUITY     SFT T. ROWE     RISK BAL ETF     RISK FLEX      RISK GROWTH       RISK MOD
                                          CL 2        PRICE VALUE         CL 2            ETF           ETF CL 2      GRO ETF CL 2
                                     --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund      $           --              --         269,358         261,986       1,376,717         409,891
  Mortality, expense and
    administrative charges (note 3)        (959,798)     (1,992,562)       (318,220)       (777,027)     (1,431,184)       (453,431)
  Fees waived (note 3)                      123,669          50,340              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Investment income (loss) - net         (836,129)     (1,942,222)        (48,862)       (515,041)        (54,467)        (43,540)
                                     --------------  --------------  --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                       --              --         509,184         211,976         419,147         661,795

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  13,854,310      17,499,618       3,094,349       3,602,979       8,708,331       6,097,423
    Cost of investments sold            (12,134,431)    (16,153,147)     (2,880,087)     (3,534,062)     (7,688,918)     (5,489,531)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Realized gains (losses) on sales
    of investments                        1,719,879       1,346,471         214,262          68,917       1,019,413         607,892

    Net realized gains (losses) on
      investments                         1,719,879       1,346,471         723,446         280,893       1,438,560       1,269,687

  Net change in unrealized
    appreciation (depreciation) of
    investments                          (1,168,673)     (3,933,195)     (1,939,261)     (4,039,205)    (11,746,367)     (3,574,207)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Realized and unrealized gains
      (losses) on investments - net         551,206      (2,586,724)     (1,215,815)     (3,758,312)    (10,307,807)     (2,304,520)
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $     (284,923)     (4,528,946)     (1,264,677)     (4,273,353)    (10,362,274)     (2,348,060)
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2015

                                         TOTALS
                                     --------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund      $   55,107,751
  Mortality, expense and
    administrative charges (note 3)     (72,560,557)
  Fees waived (note 3)                      212,593
                                     --------------
    Investment income (loss) - net      (17,240,213)
                                     --------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund              266,331,927

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                 681,330,040
    Cost of investments sold           (591,300,828)
                                     --------------
  Realized gains (losses) on sales
    of investments                       90,029,212

    Net realized gains (losses) on
      investments                       356,361,139

  Net change in unrealized
    appreciation (depreciation) of
    investments                        (496,972,524)
                                     --------------

    Realized and unrealized gains
      (losses) on investments - net    (140,611,385)
                                     --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $ (157,851,598)
                                     ==============

See accompanying notes to financial statements.

----------
(a) For the period from May 1, 2015 through December 31, 2015.
(b) For the period from November 18, 2015 through December 31, 2015.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2015 and 2014

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                         AB VPS                        AM CENTURY      AM CENTURY      AM CENTURY      AM CENTURY
                                      DYNASSTALL CL    AB VPS INTL      VP INC &     VP INFL PRO CL  VP ULTRA CL II  VP VALUE CL II
                                           B           VALUE CL B       GRO CL II          II              (a)             (a)
                                     --------------  --------------  --------------  --------------  --------------  --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net    $     (332,649)         16,219          11,784        (113,813)        (75,953)         11,571
   Net realized gains (losses) on
     investments                          1,231,267          31,666         215,692       1,849,025      11,652,981      16,588,329
   Net change in unrealized
     appreciation (depreciation) of
     investments                           (175,723)       (116,534)        137,036        (432,585)    (12,216,359)    (14,735,612)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations         722,895         (68,649)        364,512       1,302,627        (639,331)      1,864,288
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments            35,659,811          96,361         830,379       6,763,050          36,871         289,274
   Contract terminations,
     withdrawal payments and
     charges                               (225,834)       (140,969)       (679,897)     (2,605,786)    (31,171,996)    (59,817,179)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                 --              --              20              95             426             179
   Annuity benefit payments                      --              --            (361)         (4,539)        (29,730)         (4,866)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions            35,433,977         (44,608)        150,141       4,152,820     (31,164,429)    (59,532,592)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets        36,156,872        (113,257)        514,653       5,455,447     (31,803,760)    (57,668,304)
Net assets at the beginning of year      15,419,356         929,598       3,484,096      73,893,030      31,803,760      57,668,304
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $   51,576,228         816,341       3,998,749      79,348,477              --              --
                                     ==============  ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED DECEMBER 31,
   2015
Operations
   Investment income (loss) - net    $     (590,167)          5,228          12,060         401,913              --              --
   Net realized gains (losses) on
     investments                          1,528,161          80,048         858,795        (537,961)             --              --
   Net change in unrealized
     appreciation (depreciation)         (4,324,485)        (76,239)     (1,191,972)     (2,930,531)             --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations      (3,386,491)          9,037        (321,117)     (3,066,579)             --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments            55,829,742         981,694         785,452       3,759,919              --              --
   Contract terminations,
     withdrawal payments and
     charges                               (590,930)       (987,526)     (1,319,863)     (7,428,551)             --              --
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                 --              --              22            (921)             --              --
   Annuity benefit payments                      --              --            (357)        (11,218)             --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions            55,238,812          (5,832)       (534,746)     (3,680,771)             --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS        51,852,321           3,205        (855,863)     (6,747,350)             --              --
Net assets at the beginning of year      51,576,228         816,341       3,998,749      79,348,477              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $  103,428,549         819,546       3,142,886      72,601,127              --              --
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2015 and 2014

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                       AMER FUNDS      AMER FUNDS      AMER FUNDS                      AMER FUNDS
                                      IS GLBL BOND      IS GLBL      IS GLBL SM CP    AMER FUNDS IS    IS GROWTH-      AMER FUNDS
                                          CL 2         GROWTH CL 2        CL 2         GROWTH CL 2      INC CL 2      IS INTL CL 2
                                     --------------  --------------  --------------  --------------  --------------  --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net    $          132          (3,193)        (60,776)       (112,950)            854          16,088
   Net realized gains (losses) on
     investments                             24,292         851,624         355,586       1,598,804         737,349          98,946
   Net change in unrealized
     appreciation (depreciation) of
     investments                            (59,922)       (763,530)       (361,060)       (328,513)         72,280        (668,458)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations         (35,498)         84,901         (66,250)      1,157,341         810,483        (553,424)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments             1,511,452       2,681,482       3,022,010       6,338,435       4,068,293       4,861,084
   Contract terminations,
     withdrawal payments and
     charges                               (509,792)       (877,128)     (1,746,876)     (2,828,969)       (862,723)     (1,181,438)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                 --              --              --              94             142              --
   Annuity benefit payments                      --              --              --            (320)         (2,365)             --
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions             1,001,660       1,804,354       1,275,134       3,509,240       3,203,347       3,679,646
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets           966,162       1,889,255       1,208,884       4,666,581       4,013,830       3,126,222
Net assets at the beginning of year       3,258,095       6,647,032       3,090,006      15,662,258       8,526,063      10,967,217
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $    4,224,257       8,536,287       4,298,890      20,328,839      12,539,893      14,093,439
                                     ==============  ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED DECEMBER 31,
   2015
Operations
   Investment income (loss) - net    $      (68,250)        (27,246)        (76,714)       (208,583)         14,853          17,970
   Net realized gains (losses) on
     investments                             98,029       1,269,426         445,002       5,334,626       2,453,373         999,873
   Net change in unrealized
     appreciation (depreciation)           (311,812)       (795,119)       (709,112)     (4,021,117)     (2,608,692)     (1,918,782)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations        (282,033)        447,061        (340,824)      1,104,926        (140,466)       (900,939)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments             2,997,434       4,282,559       4,554,968       8,508,191       9,041,390       2,758,899
   Contract terminations,
     withdrawal payments and
     charges                               (786,263)     (3,060,170)     (1,888,360)     (1,254,519)     (1,240,695)     (1,588,037)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                 --              --              --             122             172              --
   Annuity benefit payments                      --              --              --            (333)         (2,326)             --
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions             2,211,171       1,222,389       2,666,608       7,253,461       7,798,541       1,170,862
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS         1,929,138       1,669,450       2,325,784       8,358,387       7,658,075         269,923
Net assets at the beginning of year       4,224,257       8,536,287       4,298,890      20,328,839      12,539,893      14,093,439
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $    6,153,395      10,205,737       6,624,674      28,687,226      20,197,968      14,363,362
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2015 and 2014

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                                       AMER FUNDS
                                       AMER FUNDS        IS US       CLEARBRIDGE      FIDELITY VIP    FIDELITY VIP    FIDELITY VIP
                                      IS NEW WORLD     GOVT/AAA      VAR SM GRO        CONTRAFUND     EQUITY-INCOME   HIGH INCOME
                                          CL 2           CL 2          CL II (c)        SC 2 (a)          SC2            SC2 (a)
                                     --------------  --------------  --------------  --------------  --------------  --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net    $      (21,813)        (18,514)             --        (318,310)        967,473        (145,293)
   Net realized gains (losses) on
     investments                            573,594         (88,969)             --      17,850,914        (355,457)        965,671
   Net change in unrealized
     appreciation (depreciation) of
     investments                         (1,118,708)        339,093              --     (16,816,978)      5,307,372         (77,932)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations        (566,927)        231,610              --         715,626       5,919,388         742,446
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments             2,554,010       3,248,605              --       1,858,181       1,997,689         126,545
   Contract terminations,
     withdrawal payments and
     charges                             (1,198,708)     (2,023,161)             --     (70,555,658)    (13,017,029)    (32,236,211)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                 --              19              --              --          (1,065)             10
   Annuity benefit payments                      --            (980)             --              --        (141,945)         (1,148)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions             1,355,302       1,224,483              --     (68,697,477)    (11,162,350)    (32,110,804)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets           788,375       1,456,093              --     (67,981,851)     (5,242,962)    (31,368,358)
Net assets at the beginning of year       4,953,443       6,021,398              --      67,981,851      90,035,968      31,368,358
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $    5,741,818       7,477,491              --              --      84,793,006              --
                                     ==============  ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED DECEMBER 31,
   2015
Operations
   Investment income (loss) - net    $      (59,346)         13,022          (4,167)             --       1,114,072              --
   Net realized gains (losses) on
     investments                            321,626          47,628           6,928              --       6,581,120              --
   Net change in unrealized
     appreciation (depreciation)           (586,752)        (52,091)        (27,628)             --     (11,972,463)             --
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations        (324,472)          8,559         (24,867)             --      (4,277,271)             --
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments             3,126,777       3,212,090         899,309              --       1,559,071              --
   Contract terminations,
     withdrawal payments and
     charges                             (1,254,483)     (1,574,695)        (25,422)             --     (11,077,101)             --
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                 --              24              --              --           4,231              --
   Annuity benefit payments                      --            (983)             --              --         (88,902)             --
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions             1,872,294       1,636,436         873,887              --      (9,602,701)             --
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS         1,547,822       1,644,995         849,020              --     (13,879,972)             --
Net assets at the beginning of year       5,741,818       7,477,491              --              --      84,793,006              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $    7,289,640       9,122,486         849,020              --      70,913,034              --
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2015 and 2014

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                                                        FRANKLIN        FRANKLIN      FRANKLIN SM-    FRANKLIN VIP
                                      FIDELITY VIP    FRANKLIN DEV     MUTUAL SHS     SMALL CP VAL    MD CP GR VIP     LG CAP GRO
                                       MID CAP SC2    MKTS VIP CL 2     VIP CL 2        VIP CL 2          CL 2          CL 2 (a)
                                     --------------  --------------  --------------  --------------  --------------  --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net    $     (598,360)         43,197          54,338        (200,915)       (150,779)        (15,783)
   Net realized gains (losses) on
     investments                          1,728,168        (364,773)        474,231       2,107,344       3,155,327       1,116,822
   Net change in unrealized
     appreciation (depreciation) of
     investments                            768,001      (2,275,399)         (2,180)     (2,045,341)     (2,305,422)     (1,045,698)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations       1,897,809      (2,596,975)        526,389        (138,912)        699,126          55,341
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments             3,169,503       3,373,939         190,295       4,464,326       1,186,783          11,758
   Contract terminations,
     withdrawal payments and
     charges                             (6,150,017)     (5,226,627)     (1,887,388)       (601,134)     (2,845,091)     (3,306,386)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period              2,566          15,736              67              36           1,211               3
   Annuity benefit payments                 (72,151)        (41,196)         (2,415)         (3,979)        (13,617)           (249)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions            (3,050,099)     (1,878,148)     (1,699,441)      3,859,249      (1,670,714)     (3,294,874)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets        (1,152,290)     (4,475,123)     (1,173,052)      3,720,337        (971,588)     (3,239,533)
Net assets at the beginning of year      44,258,430      28,915,223      10,088,874      22,007,745      12,502,680       3,239,533
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $   43,106,140      24,440,100       8,915,822      25,728,082      11,531,092              --
                                     ==============  ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED DECEMBER 31,
   2015
Operations
   Investment income (loss) - net    $     (473,458)        150,619         125,604        (214,645)       (138,058)             --
   Net realized gains (losses) on
     investments                          6,550,198       2,503,479       1,432,217       4,829,548       2,869,956              --
   Net change in unrealized
     appreciation (depreciation)         (7,086,056)     (7,514,742)     (1,992,481)     (6,921,814)     (3,115,120)             --
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations      (1,009,316)     (4,860,644)       (434,660)     (2,306,911)       (383,222)             --
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments             1,538,580       3,706,897         284,950       2,757,216       2,000,202              --
   Contract terminations,
     withdrawal payments and
     charges                             (6,960,871)     (3,686,275)     (2,318,616)     (2,105,332)     (2,947,737)             --
   Actuarial adjustments for
     mortality experience on
     annuities in payment period              7,376           1,240              76              47           1,501              --
   Annuity benefit payments                 (45,989)        (11,991)         (2,349)         (4,380)        (12,071)             --
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions            (5,460,904)          9,871      (2,035,939)        647,551        (958,105)             --
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS        (6,470,220)     (4,850,773)     (2,470,599)     (1,659,360)     (1,341,327)             --
Net assets at the beginning of year      43,106,140      24,440,100       8,915,822      25,728,082      11,531,092              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $   36,635,920      19,589,327       6,445,223      24,068,722      10,189,765              --
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2015 and 2014

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                         GOLDMAN        GOLDMAN         IBBOTSON                        IBBOTSON
                                       SACHS VI HQ   SACHS VIT GBL     AGGRESSIVE       IBBOTSON      CONSERVATIVE      IBBOTSON
                                        FLT RT SS      TRNDS SS        GRWTH ETF2     BALANCED ETF2       ETF2         GROWTH ETF2
                                     --------------  --------------  --------------  --------------  --------------  --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net    $     (444,352)       (555,045)        (30,400)       (208,716)        (86,960)       (126,857)
   Net realized gains (losses) on
     investments                            (62,398)        520,475         209,570       5,143,435         311,338       1,827,939
   Net change in unrealized
     appreciation (depreciation) of
     investments                            (80,090)      1,278,274         (31,639)     (2,786,139)          1,716        (945,004)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations        (586,840)      1,243,704         147,531       2,148,580         226,094         756,078
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments             5,985,662      39,070,665       1,647,859       5,332,854       2,390,770       2,291,741
   Contract terminations,
     withdrawal payments and
     charges                             (2,602,448)       (734,192)       (475,331)    (12,753,489)     (4,519,720)     (3,778,327)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                  1              --              --             702              --              --
   Annuity benefit payments                  (1,326)             --              --         (22,164)             --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions             3,381,889      38,336,473       1,172,528      (7,442,097)     (2,128,950)     (1,486,586)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets         2,795,049      39,580,177       1,320,059      (5,293,517)     (1,902,856)       (730,508)
Net assets at the beginning of year      35,805,714      21,528,667       5,699,302      71,384,566      17,439,339      26,476,167
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $   38,600,763      61,108,844       7,019,361      66,091,049      15,536,483      25,745,659
                                     ==============  ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED DECEMBER 31,
   2015
Operations
   Investment income (loss) - net    $     (392,974)     (1,064,284)        (21,274)        (30,007)        (71,205)        (71,738)
   Net realized gains (losses) on
     investments                            (91,067)      2,250,773         366,403       3,370,958         373,790       1,509,410
   Net change in unrealized
     appreciation (depreciation)           (241,912)     (7,554,160)       (646,864)     (5,509,036)       (718,691)     (2,399,299)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations        (725,953)     (6,367,671)       (301,735)     (2,168,085)       (416,106)       (961,627)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments             3,330,526      44,631,442       1,446,864       2,399,775       2,826,518       1,159,440
   Contract terminations,
     withdrawal payments and
     charges                             (3,192,237)     (2,334,246)     (1,101,701)     (7,264,774)     (4,410,867)     (2,575,540)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                  2              --              --           1,343              --              --
   Annuity benefit payments                  (2,088)             --              --         (23,301)             --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions               136,203      42,297,196         345,163      (4,886,957)     (1,584,349)     (1,416,100)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS          (589,750)     35,929,525          43,428      (7,055,042)     (2,000,455)     (2,377,727)
Net assets at the beginning of year      38,600,763      61,108,844       7,019,361      66,091,049      15,536,483      25,745,659
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $   38,011,013      97,038,369       7,062,789      59,036,007      13,536,028      23,367,932
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2015 and 2014

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                        IBBOTSON       INVESCO VI      INVESCO VI                      INVESCO VI      INVESCO VI
                                        INCOME &      AMER FRANCH    AMER VALUE SR     INVESCO VI      CORE EQUITY    EQUITY & INC
                                       GROWTH ETF2     SR II (a)           II        COMSTOCK SR II     SR II (a)        SR II
                                     --------------  --------------  --------------  --------------  --------------  --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net    $     (141,105)        (24,141)        (59,102)       (150,902)         (5,237)          6,035
   Net realized gains (losses) on
     investments                          1,307,447       1,502,894         900,302         358,712         171,326         267,650
   Net change in unrealized
     appreciation (depreciation) of
     investments                           (501,042)     (1,599,925)       (549,479)      3,146,163        (131,628)        (98,712)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations         665,300        (121,172)        291,721       3,353,973          34,461         174,973
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments               987,768          94,936       3,546,092      10,100,455         130,530       1,547,577
   Contract terminations,
     withdrawal payments and
     charges                             (4,408,847)     (5,907,448)     (2,113,911)     (1,384,876)     (1,183,419)       (448,994)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                 --              13              --             134              --              --
   Annuity benefit payments                      --          (1,224)             --          (5,551)             --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions            (3,421,079)     (5,813,723)      1,432,181       8,710,162      (1,052,889)      1,098,583
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets        (2,755,779)     (5,934,895)      1,723,902      12,064,135      (1,018,428)      1,273,556
Net assets at the beginning of year      37,660,593       5,934,895       4,381,262      37,687,180       1,018,428       2,266,429
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $   34,904,814              --       6,105,164      49,751,315              --       3,539,985
                                     ==============  ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED DECEMBER 31,
   2015
Operations
   Investment income (loss) - net    $      (44,565)             --        (110,711)         85,818              --          32,802
   Net realized gains (losses) on
     investments                          1,801,429              --       1,093,534       3,121,993              --         444,333
   Net change in unrealized
     appreciation (depreciation)         (2,720,400)             --      (1,889,703)     (6,783,301)             --        (638,325)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations        (963,536)             --        (906,880)     (3,575,490)             --        (161,190)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments               918,700              --       3,402,575       8,255,073              --       1,373,572
   Contract terminations,
     withdrawal payments and
     charges                             (6,508,472)             --      (1,025,742)     (5,935,080)             --        (609,458)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                 --              --              34             156              --              --
   Annuity benefit payments                      --              --            (129)         (6,701)             --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions            (5,589,772)             --       2,376,738       2,313,448              --         764,114
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS        (6,553,308)             --       1,469,858      (1,262,042)             --         602,924
Net assets at the beginning of year      34,904,814              --       6,105,164      49,751,315              --       3,539,985
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $   28,351,506              --       7,575,022      48,489,273              --       4,142,909
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2015 and 2014

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                       INVESCO VI
                                      GROWTH & INC    INVESCO VI SM   IVY VIP ASSET     IVY VIP                       IVY VIP CORE
                                         SR II       CAP EQTY SR II      STRATEGY       BALANCED      IVY VIP BOND       EQUITY
                                     --------------  --------------  --------------  --------------  --------------  --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net    $        2,831        (341,646)     (2,214,093)       (406,572)      3,509,954        (930,344)
   Net realized gains (losses) on
     investments                            974,626       3,480,670      32,983,594      13,874,944       4,341,612      15,104,336
   Net change in unrealized
     appreciation (depreciation) of
     investments                           (696,461)     (2,962,296)    (46,583,029)     (5,693,246)     (3,700,181)     (5,971,426)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations         280,996         176,728     (15,813,528)      7,775,126       4,151,385       8,202,566
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments               519,439       1,895,395      13,016,054       8,204,427      12,689,058      15,632,603
   Contract terminations,
     withdrawal payments and
     charges                             (1,299,795)     (2,115,841)    (23,685,565)    (14,551,430)     (6,910,116)     (8,287,656)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                 --              22           1,353          25,759           1,263             510
   Annuity benefit payments                      --          (1,034)       (158,074)       (458,210)        (26,507)        (55,371)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions              (780,356)       (221,458)    (10,826,232)     (6,779,454)      5,753,698       7,290,086
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets          (499,360)        (44,730)    (26,639,760)        995,672       9,905,083      15,492,652
Net assets at the beginning of year       4,023,181      23,652,925     244,199,910     129,179,988     136,792,290      94,277,730
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $    3,523,821      23,608,195     217,560,150     130,175,660     146,697,373     109,770,382
                                     ==============  ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED DECEMBER 31,
   2015
Operations
   Investment income (loss) - net    $       32,065        (328,779)     (2,149,205)       (436,427)      2,331,985      (1,107,634)
   Net realized gains (losses) on
     investments                            772,774       6,073,001      34,093,290      18,720,431        (384,439)     19,825,635
   Net change in unrealized
     appreciation (depreciation)           (959,832)     (7,263,338)    (51,317,411)    (20,115,354)     (3,531,174)    (20,775,042)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations        (154,993)     (1,519,116)    (19,373,326)     (1,831,350)     (1,583,628)     (2,057,041)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments               544,436       1,048,132       7,394,992       8,325,718       6,381,715       9,018,103
   Contract terminations,
     withdrawal payments and
     charges                             (1,041,214)     (2,590,703)    (27,447,692)    (16,145,644)    (13,709,082)    (13,715,223)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                 --            (117)          9,161           2,457           1,448          10,718
   Annuity benefit payments                      --          (2,332)       (135,522)       (369,292)        (30,541)        (52,159)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions              (496,778)     (1,545,020)    (20,179,061)     (8,186,761)     (7,356,460)     (4,738,561)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS          (651,771)     (3,064,136)    (39,552,387)    (10,018,111)     (8,940,088)     (6,795,602)
Net assets at the beginning of year       3,523,821      23,608,195     217,560,150     130,175,660     146,697,373     109,770,382
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $    2,872,050      20,544,059     178,007,763     120,157,549     137,757,285     102,974,780
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2015 and 2014

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                         IVY VIP        IVY VIP         IVY VIP       IVY VIP GLBL      IVY VIP          IVY VIP
                                      DIVIDEND OPP       ENERGY      GLOBAL GROWTH    NATURAL RES     GLOBAL BOND        GROWTH
                                     --------------  --------------  --------------  --------------  --------------  --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net    $      (71,076)       (133,324)        471,824        (614,407)         66,923      (1,249,711)
   Net realized gains (losses) on
     investments                          2,532,439       1,032,941       6,361,858      (1,058,529)         42,235      51,064,549
   Net change in unrealized
     appreciation (depreciation) of
     investments                           (331,315)     (1,833,574)     (7,162,751)     (3,705,913)       (196,919)    (44,538,670)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations       2,130,048        (933,957)       (329,069)     (5,378,849)        (87,761)      5,276,168
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments               643,275       1,069,818       6,609,871       5,458,706       1,035,014       1,674,018
   Contract terminations,
     withdrawal payments and
     charges                             (3,463,805)     (1,566,213)     (4,207,092)     (5,757,819)       (933,800)   (154,593,314)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period              1,135             512         (10,952)            270              --           2,153
   Annuity benefit payments                 (13,266)         (1,605)        (12,764)         (5,614)         (1,989)        (20,612)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions            (2,832,661)       (497,488)      2,379,063        (304,457)         99,225    (152,937,755)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets          (702,613)     (1,431,445)      2,049,994      (5,683,306)         11,464    (147,661,587)
Net assets at the beginning of year      27,188,761       8,504,437      70,734,187      39,420,130       7,223,250     213,651,585
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $   26,486,148       7,072,992      72,784,181      33,736,824       7,234,714      65,989,998
                                     ==============  ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED DECEMBER 31,
   2015
Operations
   Investment income (loss) - net    $      (30,720)       (100,070)       (750,090)       (491,086)        165,189        (841,833)
   Net realized gains (losses) on
     investments                          3,591,229         240,173       3,815,962         416,464         (25,918)      8,189,172
   Net change in unrealized
     appreciation (depreciation)         (4,419,837)     (1,879,361)     (1,575,259)     (8,666,743)       (416,018)     (3,699,288)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations        (859,328)     (1,739,258)      1,490,613      (8,741,365)       (276,747)      3,648,051
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments               710,482       1,625,324       2,939,541      10,063,242         856,064       1,960,955
   Contract terminations,
     withdrawal payments and
     charges                             (3,902,486)     (1,279,124)     (8,159,984)     (4,533,502)     (1,114,007)     (9,596,824)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period              1,206             411           2,621             248              --           2,677
   Annuity benefit payments                 (13,169)         (1,239)        (13,673)         (4,597)         (1,841)        (21,525)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions            (3,203,967)        345,372      (5,231,495)      5,525,391        (259,784)     (7,654,717)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS        (4,063,295)     (1,393,886)     (3,740,882)     (3,215,974)       (536,531)     (4,006,666)
Net assets at the beginning of year      26,486,148       7,072,992      72,784,181      33,736,824       7,234,714      65,989,998
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $   22,422,853       5,679,106      69,043,299      30,520,850       6,698,183      61,983,332
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2015 and 2014

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                                                        IVY VIP
                                      IVY VIP HIGH    IVY VIP INTL    LIMITED-TERM    IVY VIP MICRO    IVY VIP MID       IVY VIP
                                         INCOME       CORE EQUITY         BOND         CAP GROWTH      CAP GROWTH     MONEY MARKET
                                     --------------  --------------  --------------  --------------  --------------  --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net    $    3,602,714       2,319,180        (248,851)       (412,230)       (925,437)       (173,433)
   Net realized gains (losses) on
     investments                          1,653,890      11,205,832         (19,879)      6,217,136       5,091,146              --
   Net change in unrealized
     appreciation (depreciation) of
     investments                         (6,079,251)    (12,821,180)        132,829      (6,836,600)        (88,657)             --
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations        (822,647)        703,832        (135,901)     (1,031,694)      4,077,052        (173,433)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments            55,992,190       5,681,314       7,799,015       5,070,759       6,461,327       2,083,730
   Contract terminations,
     withdrawal payments and
     charges                            (10,983,134)    (23,538,631)     (1,914,537)     (7,604,858)     (3,920,789)     (3,510,158)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period              1,504           1,545              --           2,234             360              23
   Annuity benefit payments                 (52,715)       (206,510)             --         (10,009)         (4,515)           (525)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions            44,957,845     (18,062,282)      5,884,478      (2,541,874)      2,536,383      (1,426,930)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets        44,135,198     (17,358,450)      5,748,577      (3,573,568)      6,613,435      (1,600,363)
Net assets at the beginning of year      53,904,115     198,584,479      29,758,599      33,572,563      61,674,250      13,852,053
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $   98,039,313     181,226,029      35,507,176      29,998,995      68,287,685      12,251,690
                                     ==============  ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED DECEMBER 31,
   2015
Operations
   Investment income (loss) - net    $    4,500,551         (52,172)         83,926        (366,181)       (950,583)       (158,850)
   Net realized gains (losses) on
     investments                          1,029,860      16,068,283        (118,798)      5,384,029       7,471,200              --
   Net change in unrealized
     appreciation (depreciation)        (12,797,913)    (18,873,376)       (133,340)     (7,709,816)    (11,203,900)             --
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations      (7,267,502)     (2,857,265)       (168,212)     (2,691,968)     (4,683,283)       (158,850)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments             8,540,457       8,252,655       5,160,793       2,616,412       5,021,806       7,214,114
   Contract terminations,
     withdrawal payments and
     charges                            (14,018,199)    (22,337,394)     (3,163,358)     (6,355,667)     (6,832,773)     (6,537,397)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period              2,132           2,870              --           1,498             505              25
   Annuity benefit payments                 (56,051)       (170,757)             --          (9,908)         (5,383)           (496)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions            (5,531,661)    (14,252,626)      1,997,435      (3,747,665)     (1,815,845)        676,246
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS       (12,799,163)    (17,109,891)      1,829,223      (6,439,633)     (6,499,128)        517,396
Net assets at the beginning of year      98,039,313     181,226,029      35,507,176      29,998,995      68,287,685      12,251,690
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $   85,240,150     164,116,138      37,336,399      23,559,362      61,788,557      12,769,086
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2015 and 2014

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                                                                        IVY VIP          IVY VIP        IVY VIP
                                      IVY VIP PATH    IVY VIP PATH    IVY VIP PATH     PATHFINDER      PATHFINDER    PATHFINDER MOD
                                       MOD AGG MVF     MOD CON MVF       MOD MVF       AGGRESSIVE        CONSERV         AGGR
                                     --------------  --------------  --------------  --------------  --------------  --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net    $      125,262         (15,652)       (108,114)        (90,083)        (89,324)       (678,149)
   Net realized gains (losses) on
     investments                          1,466,758         402,308       3,097,632       1,386,915       2,859,347      21,559,988
   Net change in unrealized
     appreciation (depreciation) of
     investments                           (993,956)       (248,231)     (1,294,192)       (747,260)     (1,964,100)    (12,357,108)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations         598,064         138,425       1,695,326         549,572         805,923       8,524,731
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments            29,500,327      14,610,985     114,861,891       1,735,538       2,749,906       3,346,061
   Contract terminations,
     withdrawal payments and
     charges                             (1,382,907)     (2,510,205)     (1,780,752)       (981,191)     (4,365,169)    (11,726,612)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                 --              --              --              --            (135)             --
   Annuity benefit payments                      --              --              --              --          (9,791)             --
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions            28,117,420      12,100,780     113,081,139         754,347      (1,625,189)     (8,380,551)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets        28,715,484      12,239,205     114,776,465       1,303,919        (819,266)        144,180
Net assets at the beginning of year       4,718,009       1,569,503      12,777,268      15,083,577      38,441,011     262,668,042
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $   33,433,493      13,808,708     127,553,733      16,387,496      37,621,745     262,812,222
                                     ==============  ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED DECEMBER 31,
   2015
Operations
   Investment income (loss) - net    $     (582,865)       (259,557)     (2,637,654)        233,189         (52,500)      2,626,725
   Net realized gains (losses) on
     investments                             36,475          50,738          97,420       1,925,391       2,634,880      26,408,319
   Net change in unrealized
     appreciation (depreciation)           (673,985)       (311,334)     (3,122,667)     (2,380,860)     (2,856,772)    (32,095,685)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations      (1,220,375)       (520,153)     (5,662,901)       (222,280)       (274,392)     (3,060,641)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments            21,769,782      14,141,529     147,376,237       2,748,236       1,500,249       2,475,211
   Contract terminations,
     withdrawal payments and
     charges                             (1,595,814)     (1,489,090)     (2,585,603)       (774,289)     (4,448,410)    (10,043,307)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                 --              --              --              --              --              --
   Annuity benefit payments                      --              --              --              --         (15,097)             --
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions            20,173,968      12,652,439     144,790,634       1,973,947      (2,963,258)     (7,568,096)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS        18,953,593      12,132,286     139,127,733       1,751,667      (3,237,650)    (10,628,737)
Net assets at the beginning of year      33,433,493      13,808,708     127,553,733      16,387,496      37,621,745     262,812,222
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $   52,387,086      25,940,994     266,681,466      18,139,163      34,384,095     252,183,485
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2015 and 2014

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                         IVY VIP         IVY VIP                                        IVY VIP
                                       PATHFINDER      PATHFINDER     IVY VIP REAL       IVY VIP       SMALL CAP      IVY VIP SMALL
                                        MOD CONS        MODERATE       ESTATE SEC    SCIENCE & TECH     GROWTH          CAP VALUE
                                     --------------  --------------  --------------  --------------  --------------  --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net    $     (241,551)       (597,610)        (75,533)     (1,120,211)       (635,430)       (844,716)
   Net realized gains (losses) on
     investments                          7,668,387      21,505,324       1,356,886      10,723,692      14,922,690      11,711,032
   Net change in unrealized
     appreciation (depreciation) of
     investments                         (5,394,357)    (14,412,894)      2,326,909      (8,659,906)    (16,993,848)     (7,243,998)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations       2,032,479       6,494,820       3,608,262         943,575      (2,706,588)      3,622,318
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments             1,585,792       3,937,135       1,314,906       6,480,034       2,872,705       2,598,819
   Contract terminations,
     withdrawal payments and
     charges                             (8,745,313)    (12,907,103)     (2,761,577)    (13,307,663)    (46,086,279)     (9,594,233)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                 --              65             326          (9,380)            353          22,487
   Annuity benefit payments                      --          (2,270)         (3,664)        (43,218)         (4,235)        (69,979)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions            (7,159,521)     (8,972,173)     (1,450,009)     (6,880,227)    (43,217,456)     (7,042,906)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets        (5,127,042)     (2,477,353)      2,158,253      (5,936,652)    (45,924,044)     (3,420,588)
Net assets at the beginning of year      84,376,051     232,016,381      13,215,918      78,961,071      77,759,128      69,610,037
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $   79,249,009     229,539,028      15,374,171      73,024,419      31,835,084      66,189,449
                                     ==============  ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED DECEMBER 31,
   2015
Operations
   Investment income (loss) - net    $      150,999         873,334         (74,135)     (1,106,043)       (450,855)       (762,297)
   Net realized gains (losses) on
     investments                          7,160,883      23,512,206       3,076,793       7,811,151       5,784,246       6,291,965
   Net change in unrealized
     appreciation (depreciation)         (7,975,836)    (26,372,181)     (2,560,629)    (10,099,757)     (4,808,589)     (9,659,869)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations        (663,954)     (1,986,641)        442,029      (3,394,649)        524,802      (4,130,201)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments             1,041,760       2,716,581         871,719      12,803,242       1,294,941       2,720,267
   Contract terminations,
     withdrawal payments and
     charges                             (5,752,081)    (14,134,899)     (3,706,029)    (11,522,942)     (5,267,991)    (11,289,652)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                 --              73             383           2,674             516           2,642
   Annuity benefit payments                      --          (2,235)         (3,789)        (42,979)         (4,101)        (32,771)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions            (4,710,321)    (11,420,480)     (2,837,716)      1,239,995      (3,976,635)     (8,599,514)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS        (5,374,275)    (13,407,121)     (2,395,687)     (2,154,654)     (3,451,833)    (12,729,715)
Net assets at the beginning of year      79,249,009     229,539,028      15,374,171      73,024,419      31,835,084      66,189,449
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $   73,874,734     216,131,907      12,978,484      70,869,765      28,383,251      53,459,734
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2015 and 2014

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                                                       JANUS ASPEN                                     JANUS ASPEN
                                         IVY VIP       JANUS ASPEN    FLEXIBLE BOND    JANUS ASPEN     JANUS ASPEN     PERK MID CP
                                          VALUE        BALANCED SS        SS (c)        FORTY SS       OVERSEAS SS       VAL SS
                                     --------------  --------------  --------------  --------------  --------------  --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net    $     (262,011)         23,926              --        (478,975)      1,009,363         (45,944)
   Net realized gains (losses) on
     investments                         15,584,076         859,070              --      12,724,707       4,202,934       3,309,497
   Net change in unrealized
     appreciation (depreciation) of
     investments                         (5,987,014)        389,112              --      (9,853,946)    (13,437,355)     (1,652,060)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations       9,335,051       1,272,108              --       2,391,786      (8,225,058)      1,611,493
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments             8,761,523       3,914,772              --       2,043,411       3,286,688       1,155,929
   Contract terminations,
     withdrawal payments and
     charges                            (13,779,584)     (2,084,438)             --      (6,164,312)     (9,134,278)     (1,932,709)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period             26,948               1              --           3,504           1,212              18
   Annuity benefit payments                (105,632)         (2,114)             --         (26,135)        (39,696)           (853)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions            (5,096,745)      1,828,221              --      (4,143,532)     (5,886,074)       (777,615)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets         4,238,306       3,100,329              --      (1,751,746)    (14,111,132)        833,878
Net assets at the beginning of year     100,335,907      18,122,843              --      37,829,729      68,802,825      23,300,705
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $  104,574,213      21,223,172              --      36,077,983      54,691,693      24,134,583
                                     ==============  ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED DECEMBER 31,
   2015
Operations
   Investment income (loss) - net    $     (564,632)        (14,126)         34,707        (558,114)       (458,318)        (98,507)
   Net realized gains (losses) on
     investments                         14,348,261       1,157,585            (142)     10,248,276       1,173,628       2,771,610
   Net change in unrealized
     appreciation (depreciation)        (18,939,852)     (1,355,220)       (115,568)     (5,858,324)     (5,488,880)     (3,892,961)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations      (5,156,223)       (211,761)        (81,003)      3,831,838      (4,773,570)     (1,219,858)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments            10,185,229       4,679,278       7,863,197      12,664,506       4,640,603       1,314,403
   Contract terminations,
     withdrawal payments and
     charges                            (15,416,450)     (3,479,329)       (207,423)    (11,292,728)     (8,598,188)     (1,611,884)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period              1,784            (660)             --           3,563           3,398              22
   Annuity benefit payments                 (87,511)         (5,709)             --         (29,939)        (33,166)         (1,759)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions            (5,316,948)      1,193,580       7,655,774       1,345,402      (3,987,353)       (299,218)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS       (10,473,171)        981,819       7,574,771       5,177,240      (8,760,923)     (1,519,076)
Net assets at the beginning of year     104,574,213      21,223,172              --      36,077,983      54,691,693      24,134,583
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $   94,101,042      22,204,991       7,574,771      41,255,223      45,930,770      22,615,507
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2015 and 2014

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                        MFS VIT -      MFS VIT II      MFS VIT INV     MFS VIT MID    MFS VIT NEW      MORGSTANLEY
                                     VALUE SERIES -    INTL VALUE     GROWTH SER SS    CAP GROWTH    DISCOVERY SER    UIF EMG MK EQ
                                          SS (a)         SC (c)           (a)            SER SC          SS (a)           CL 2
                                     --------------  --------------  --------------  --------------  --------------  --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net    $     (420,646)             --        (216,602)        (15,660)        (55,030)       (245,410)
   Net realized gains (losses) on
     investments                         34,535,561              --      14,726,367         237,833       2,825,659         290,240
   Net change in unrealized
     appreciation (depreciation) of
     investments                        (33,580,816)             --     (14,503,352)       (159,257)     (3,728,883)     (1,394,606)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations         534,099              --           6,413          62,916        (958,254)     (1,349,776)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments               441,448              --          27,823         207,397         609,599       6,360,018
   Contract terminations,
     withdrawal payments and
     charges                            (92,115,502)             --     (47,188,363)       (263,412)    (11,295,359)       (607,608)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                 --              --              21              --             102              13
   Annuity benefit payments                      --              --          (1,381)             --         (10,783)         (1,341)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions           (91,674,054)             --     (47,161,900)        (56,015)    (10,696,441)      5,751,082
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets       (91,139,955)             --     (47,155,487)          6,901     (11,654,695)      4,401,306
Net assets at the beginning of year      91,139,955              --      47,155,487       1,041,853      11,654,695      18,500,069
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $           --              --              --       1,048,754              --      22,901,375
                                     ==============  ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED DECEMBER 31,
   2015
Operations
   Investment income (loss) - net    $           --          15,779              --         (20,747)             --        (177,969)
   Net realized gains (losses) on
     investments                                 --          16,956              --         275,358              --         208,569
   Net change in unrealized
     appreciation (depreciation)                 --         (54,627)             --        (216,868)             --      (3,009,271)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations              --         (21,892)             --          37,743              --      (2,978,671)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments                    --       4,418,404              --         694,735              --       3,828,067
   Contract terminations,
     withdrawal payments and
     charges                                     --         (63,220)             --        (435,867)             --      (1,162,594)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                 --              --              --              --              --              15
   Annuity benefit payments                      --              --              --              --              --            (893)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions                    --       4,355,184              --         258,868              --       2,664,595
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS                --       4,333,292              --         296,611              --        (314,076)
Net assets at the beginning of year              --              --              --       1,048,754              --      22,901,375
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $           --       4,333,292              --       1,345,365              --      22,587,299
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2015 and 2014

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                       NEUBERGER       OPPENHEIMER     OPPENHEIMER     OPPENHEIMER    OPPENHEIMER       PIMCO VIT
                                      BERMAN SOC       CAP APP VA    GBL STR INC VA   INTL GROW VA    MS SM CAP VA     GLB DIV ALL
                                       RESP S CL         SS (a)           SS (a)           SS              SS             ADV CL
                                     --------------  --------------  --------------  --------------  --------------  --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net    $      (20,542)        (15,363)        (73,036)       (179,009)        (20,938)      1,044,700
   Net realized gains (losses) on
     investments                            120,872       1,058,773          22,182       1,015,001         425,133         615,005
   Net change in unrealized
     appreciation (depreciation) of
     investments                              4,460      (1,080,140)        325,824      (3,729,835)       (222,590)       (902,990)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations         104,790         (36,730)        274,970      (2,893,843)        181,605         756,715
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments               650,674          19,642         300,549      10,786,510         492,816      28,646,355
   Contract terminations,
     withdrawal payments and
     charges                               (480,620)     (3,255,019)    (15,819,635)     (1,064,961)       (414,294)       (366,146)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                 --              --              47              69              --              --
   Annuity benefit payments                      --              --          (4,701)         (1,933)             --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions               170,054      (3,235,377)    (15,523,740)      9,719,685          78,522      28,280,209
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets           274,844      (3,272,107)    (15,248,770)      6,825,842         260,127      29,036,924
Net assets at the beginning of year       1,406,230       3,272,107      15,248,770      27,679,142       1,851,218      11,284,615
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $    1,681,074              --              --      34,504,984       2,111,345      40,321,539
                                     ==============  ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED DECEMBER 31,
   2015
Operations
   Investment income (loss) - net    $      (20,653)             --              --        (217,741)        (28,001)      1,033,652
   Net realized gains (losses) on
     investments                            287,435              --              --       3,573,626         419,865       3,672,081
   Net change in unrealized
     appreciation (depreciation)           (317,257)             --              --      (2,803,152)       (619,801)     (9,639,474)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations         (50,475)             --              --         552,733        (227,937)     (4,933,741)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments             1,046,939              --              --       4,531,854       1,548,494      41,893,832
   Contract terminations,
     withdrawal payments and
     charges                               (488,855)             --              --      (3,551,005)       (615,346)       (480,295)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                 --              --              --              75              --              --
   Annuity benefit payments                      --              --              --          (1,800)             --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions               558,084              --              --         979,124         933,148      41,413,537
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS           507,609              --              --       1,531,857         705,211      36,479,796
Net assets at the beginning of year       1,681,074              --              --      34,504,984       2,111,345      40,321,539
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $    2,188,683              --              --      36,036,841       2,816,556      76,801,335
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2015 and 2014

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                        PIMCO VIT       PIMCO VIT       PUTNAM VT      PUTNAM VT                       PUTNAM VT
                                      LOW DUR PORT    TOTAL RETURN       EQUITY        GROWTH AND      PUTNAM VT      MULTI-CAP GRO
                                         ADV CL          ADV CL       INCOME CL IB     INC CL IB     INTER EQ CL IB      CL IB
                                     --------------  --------------  --------------  --------------  --------------  --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net    $     (285,463)      1,084,729          24,167         (55,489)        (23,497)        (39,299)
   Net realized gains (losses) on
     investments                             79,306        (158,469)        846,302         512,873         (48,708)         88,467
   Net change in unrealized
     appreciation (depreciation) of
     investments                           (287,850)      3,203,581        (373,001)        116,759        (283,903)        302,848
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations        (494,007)      4,129,841         497,468         574,143        (356,108)        352,016
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments            11,149,645      26,081,525       1,345,553       5,113,918         223,307       2,713,545
   Contract terminations,
     withdrawal payments and
     charges                             (4,328,676)     (5,499,902)     (2,128,877)     (1,094,263)       (873,620)       (209,240)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                 50              50              58              84             170              --
   Annuity benefit payments                  (7,316)         (7,598)         (2,498)         (3,348)         (6,109)             --
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions             6,813,703      20,574,075        (785,764)      4,016,391        (656,252)      2,504,305
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets         6,319,696      24,703,916        (288,296)      4,590,534      (1,012,360)      2,856,321
Net assets at the beginning of year      58,445,137     146,752,783       5,207,946       3,700,048       4,930,194         768,937
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $   64,764,833     171,456,699       4,919,650       8,290,582       3,917,834       3,625,258
                                     ==============  ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED DECEMBER 31,
   2015
Operations
   Investment income (loss) - net    $    1,203,424       5,855,106           9,578          45,194         (11,219)        (47,502)
   Net realized gains (losses) on
     investments                              7,813       1,593,673         306,553         726,150          31,934         230,671
   Net change in unrealized
     appreciation (depreciation)         (2,044,313)     (9,447,375)       (530,278)     (1,251,823)        (42,535)       (264,539)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations        (833,076)     (1,998,596)       (214,147)       (480,479)        (21,820)        (81,370)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments             4,882,287      10,157,627         988,762       5,504,394         441,687         885,157
   Contract terminations,
     withdrawal payments and
     charges                             (5,335,984)    (12,836,566)       (857,576)     (5,114,733)       (823,945)       (466,001)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                 44              98              69              97             186              --
   Annuity benefit payments                  (7,343)         (9,041)         (2,534)         (3,282)         (5,274)             --
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions              (460,996)     (2,687,882)        128,721         386,476        (387,346)        419,156
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS        (1,294,072)     (4,686,478)        (85,426)        (94,003)       (409,166)        337,786
Net assets at the beginning of year      64,764,833     171,456,699       4,919,650       8,290,582       3,917,834       3,625,258
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $   63,470,761     166,770,221       4,834,224       8,196,579       3,508,668       3,963,044
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2015 and 2014

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                        PUTNAM VT         SFT         SFT ADVANTUS                        SFT
                                       VOYAGER CL       ADVANTUS      INDEX 400 MC    SFT ADVANTUS    ADVANTUS INTL   SFT ADVANTUS
                                           IB           BOND CL 2         CL 2       INDEX 500 CL 2     BOND CL 2     MANAGED VOL
                                     --------------  --------------  --------------  --------------  --------------  --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net    $      (85,341)     (2,646,498)       (981,267)     (1,791,230)     (1,275,599)     (1,118,872)
   Net realized gains (losses) on
     investments                            574,970       4,933,556       6,155,641      10,094,273       3,220,415          76,624
   Net change in unrealized
     appreciation (depreciation) of
     investments                            214,821       6,807,747         752,930      11,353,834      (1,584,817)      6,485,811
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations         704,450       9,094,805       5,927,304      19,656,877         359,999       5,443,563
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments             5,260,785      11,828,672       3,028,916      12,611,533       3,673,921      73,458,114
   Contract terminations,
     withdrawal payments and
     charges                             (1,293,823)    (15,242,189)    (12,221,944)    (14,248,190)     (6,895,638)       (787,860)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                 --          17,848           5,675        (139,930)          6,961              --
   Annuity benefit payments                      --        (191,732)        (61,630)     (5,386,231)        (39,418)             --
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions             3,966,962      (3,587,401)     (9,248,983)     (7,162,818)     (3,254,174)     72,670,254
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets         4,671,412       5,507,404      (3,321,679)     12,494,059      (2,894,175)     78,113,817
Net assets at the beginning of year       4,535,399     188,394,921      79,959,398     169,024,269      94,801,068      52,930,577
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $    9,206,811     193,902,325      76,637,719     181,518,328      91,906,893     131,044,394
                                     ==============  ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED DECEMBER 31,
   2015
Operations
   Investment income (loss) - net    $       (5,892)     (2,690,722)       (909,370)     (1,878,652)     (1,223,174)     (2,624,300)
   Net realized gains (losses) on
     investments                          1,857,036       5,048,348       5,570,237      12,119,132       2,586,421       2,547,212
   Net change in unrealized
     appreciation (depreciation)         (2,143,903)     (4,704,208)     (7,184,849)    (10,354,751)     (6,378,692)    (10,027,076)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations        (292,759)     (2,346,582)     (2,523,982)       (114,271)     (5,015,445)    (10,104,164)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments             3,735,937      17,926,828       4,910,070      16,072,829       4,563,947     107,378,413
   Contract terminations,
     withdrawal payments and
     charges                             (5,506,134)    (16,063,429)    (11,879,425)    (16,784,311)     (6,087,606)    (24,831,823)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                 --          (3,177)         (6,760)        493,035           5,994              --
   Annuity benefit payments                      --        (160,700)        (61,493)     (5,347,779)        (39,103)             --
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions            (1,770,197)      1,699,522      (7,037,608)     (5,566,226)     (1,556,768)     82,546,590
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS        (2,062,956)       (647,060)     (9,561,590)     (5,680,497)     (6,572,213)     72,442,426
Net assets at the beginning of year       9,206,811     193,902,325      76,637,719     181,518,328      91,906,893     131,044,394
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $    7,143,855     193,255,265      67,076,129     175,837,831      85,334,680     203,486,820
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2015 and 2014

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                          SFT
                                        ADVANTUS                                      SFT ADVANTUS
                                         MGD VOL      SFT ADVANTUS    SFT ADVANTUS     REAL ESTATE      SFT IVY       SFT IVY SMALL
                                       EQUITY (d)     MONEY MARKET   MORTGAGE CL 2         CL 2        GROWTH (b)    CAP GROWTH (b)
                                     --------------  --------------  --------------  --------------  --------------  --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net    $           --        (514,539)       (829,556)     (1,067,115)     (2,004,377)       (388,397)
   Net realized gains (losses) on
     investments                                 --              --       1,453,326       4,465,165       1,745,440         147,824
   Net change in unrealized
     appreciation (depreciation) of
     investments                                 --              --       1,923,409      15,432,835      24,870,438       3,815,362
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations              --        (514,539)      2,547,179      18,830,885      24,611,501       3,574,789
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments                    --      23,254,427       6,005,899      11,265,349     221,285,702      52,801,121
   Contract terminations,
     withdrawal payments and
     charges                                     --     (24,004,077)     (6,255,585)    (13,023,103)    (21,525,892)     (4,967,649)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                 --          19,797          14,697           7,616          (2,427)         30,418
   Annuity benefit payments                      --         (55,266)       (120,826)       (110,171)       (293,260)       (115,295)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions                    --        (785,119)       (355,815)     (1,860,309)    199,464,123      47,748,595
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets                --      (1,299,658)      2,191,364      16,970,576     224,075,624      51,323,384
Net assets at the beginning of year              --      39,432,534      59,060,052      65,476,353              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $           --      38,132,876      61,251,416      82,446,929     224,075,624      51,323,384
                                     ==============  ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED DECEMBER 31,
   2015
Operations
   Investment income (loss) - net    $       (2,831)       (500,356)       (846,777)     (1,155,318)     (2,947,152)       (610,315)
   Net realized gains (losses) on
     investments                                 --              --       2,138,500       7,883,480       5,993,732         921,760
   Net change in unrealized
     appreciation (depreciation)             20,020              --        (380,899)     (4,182,968)      8,671,504      (2,499,811)
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets resulting from
     operations                              17,189        (500,356)        910,824       2,545,194      11,718,084      (2,188,366)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments             5,344,948      32,082,546       5,630,033      14,484,479       9,678,891       3,549,279
   Contract terminations,
     withdrawal payments and
     charges                                     --     (32,736,057)     (8,665,747)    (20,930,305)    (35,796,766)     (7,815,909)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                 --           1,577          (2,416)         (3,150)          1,795           1,825
   Annuity benefit payments                      --         (21,968)        (82,340)        (78,095)       (256,050)        (89,920)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions             5,344,948        (673,902)     (3,120,470)     (6,527,071)    (26,372,130)     (4,354,725)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS         5,362,137      (1,174,258)     (2,209,646)     (3,981,877)    (14,654,046)     (6,543,091)
Net assets at the beginning of year              --      38,132,876      61,251,416      82,446,929     224,075,624      51,323,384
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $    5,362,137      36,958,618      59,041,770      78,465,052     209,421,578      44,780,293
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2015 and 2014

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                       SFT PYRAMIS     SFT T. ROWE      TOPS MGD        TOPS MGD        TOPS MGD        TOPS MGD
                                     CORE EQUITY CL    PRICE VALUE    RISK BAL ETF     RISK FLEX      RISK GROWTH     RISK MOD GRO
                                          2 (b)           (b)             CL 2            ETF           ETF CL 2        ETF CL 2
                                     --------------  --------------  --------------  --------------  --------------  --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net    $     (586,410)     (1,363,966)       (116,214)       (235,446)       (569,215)       (137,709)
   Net realized gains (losses) on
     investments                            518,268         477,200         598,977          44,747       1,039,232         767,230
   Net change in unrealized
     appreciation (depreciation) of
     investments                          6,713,294      11,185,052        (196,003)        204,444        (500,042)       (246,298)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations       6,645,152      10,298,286         286,760          13,745         (30,025)        383,223
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments            69,169,617     145,869,036       5,194,203      34,938,347      22,025,945       7,403,867
   Contract terminations,
     withdrawal payments and
     charges                             (8,795,505)    (10,118,521)     (3,943,387)     (1,058,202)     (5,995,433)     (2,599,904)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period             (1,860)            782              --              --              --              --
   Annuity benefit payments                 (39,405)        (29,024)             --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions            60,332,847     135,722,273       1,250,816      33,880,145      16,030,512       4,803,963
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets        66,977,999     146,020,559       1,537,576      33,893,890      16,000,487       5,187,186
Net assets at the beginning of year              --              --      21,096,098       2,520,954      83,081,940      28,318,918
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $   66,977,999     146,020,559      22,633,674      36,414,844      99,082,427      33,506,104
                                     ==============  ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED DECEMBER 31,
   2015
Operations
   Investment income (loss) - net    $     (836,129)     (1,942,222)        (48,862)       (515,041)        (54,467)        (43,540)
   Net realized gains (losses) on
     investments                          1,719,879       1,346,471         723,446         280,893       1,438,560       1,269,687
   Net change in unrealized
     appreciation (depreciation)         (1,168,673)     (3,933,195)     (1,939,261)     (4,039,205)    (11,746,367)     (3,574,207)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations        (284,923)     (4,528,946)     (1,264,677)     (4,273,353)    (10,362,274)     (2,348,060)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments             7,333,595       2,294,802       2,533,819      38,548,279       8,687,250       3,116,907
   Contract terminations,
     withdrawal payments and
     charges                            (13,183,076)    (15,869,410)     (2,933,503)     (3,503,545)     (7,937,759)     (5,864,631)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period              4,249          (4,287)             --              --              --              --
   Annuity benefit payments                 (40,198)        (44,269)             --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions            (5,885,430)    (13,623,164)       (399,684)     35,044,734         749,491      (2,747,724)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS        (6,170,353)    (18,152,110)     (1,664,361)     30,771,381      (9,612,783)     (5,095,784)
Net assets at the beginning of year      66,977,999     146,020,559      22,633,674      36,414,844      99,082,427      33,506,104
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $   60,807,646     127,868,449      20,969,313      67,186,225      89,469,644      28,410,320
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2015 and 2014

                                          TOTALS
                                     ---------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net    $   (19,970,816)
   Net realized gains (losses) on
     investments                         458,587,051
   Net change in unrealized
     appreciation (depreciation) of
     investments                        (267,873,455)
                                     ---------------
Net increase (decrease) in net
   assets resulting from operations      170,742,780
                                     ---------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments          1,322,005,258
   Contract terminations,
     withdrawal payments and
     charges                          (1,050,078,276)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period              53,720
   Annuity benefit payments               (8,176,299)
                                     ---------------
Increase (decrease) in net assets
   from contract transactions            263,804,403
                                     ---------------
Increase (decrease) in net assets        434,547,183
Net assets at the beginning of year    4,688,458,965
                                     ---------------
NET ASSETS AT THE END OF YEAR        $ 5,123,006,148
                                     ===============

YEAR OR PERIOD ENDED DECEMBER 31,
   2015
Operations
   Investment income (loss) - net    $   (17,240,213)
   Net realized gains (losses) on
     investments                         356,361,139
   Net change in unrealized
     appreciation (depreciation)        (496,972,524)
                                     ---------------
Net increase (decrease) in net
   assets resulting from operations     (157,851,598)
                                     ---------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments            891,506,827
   Contract terminations,
     withdrawal payments and
     charges                            (631,371,368)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period             556,949
   Annuity benefit payments               (7,612,741)
                                     ---------------
Increase (decrease) in net assets
   from contract transactions            253,079,667
                                     ---------------
INCREASE (DECREASE) IN NET ASSETS         95,228,069
Net assets at the beginning of year    5,123,006,148
                                     ---------------
NET ASSETS AT THE END OF YEAR        $ 5,218,234,217
                                     ===============

See accompanying notes to financial statements.

----------
(a) For the period from January 1, 2014 through May 31, 2014.
(b) For the period from May 1, 2014 through December 31, 2014 and for the year ended December 31, 2015.
(c) For the period from May 1, 2015 through December 31, 2015.
(d) For the period from November 18, 2015 through December 31, 2015.

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2015

(1)  ORGANIZATION AND BASIS OF PRESENTATION

     The Variable Annuity Account (the Account) was established on September 10, 1984 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account currently offers eighteen types of contracts consisting of ninety-six segregated sub-accounts to which contract owners may allocate their purchase payments. The financial statements presented herein include MultiOption Flex, MultiOption Single, and MultiOption Select (each of which has the same mortality and expense charges and unit value); MultiOption Classic and MultiOption Achiever (each of which has the same mortality and expense charges, administrative charges, and unit value); MegAnnuity; UMOA; MultiOption Advisor B, C, and L Class; Adjustable Income Annuity; MultiOption Legend; MultiOption Extra; MultiOption Guide B and L Series; Waddell & Reed Retirement Builder; and Waddell & Reed Retirement Builder II B and L Series. The Account's mortality and expense risk charge and administrative charge vary based on the contract and optional benefits that are issued. The differentiating features of the contracts are described in notes 2 and 3 below.

     The assets of each segregated sub-account are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Contract owners allocate their variable annuity purchase payments to one or more of the ninety-six segregated sub-accounts. Such payments are then invested in shares of the following portfolios available under the policy (collectively, the Sub-accounts):

      - AB VPS Dynamic Asset Allocation Portfolio - Class B Shares (AB VPS DynAsstAll Cl B)
      - AB VPS International Value Portfolio - Class B Shares (AB VPS Intl Value Cl B)
      - ALPS VIT Ibbotson Aggressive Growth ETF Asset Allocation Portfolio - Class II Shares (Ibbotson Aggressive Grwth ETF2)
      - ALPS VIT Ibbotson Balanced ETF Asset Allocation Portfolio - Class II Shares (Ibbotson Balanced ETF2)
      - ALPS VIT Ibbotson Conservative ETF Asset Allocation Portfolio - Class II Shares (Ibbotson Conservative ETF2)
      - ALPS VIT Ibbotson Growth ETF Asset Allocation Portfolio - Class II Shares (Ibbotson Growth ETF2)
      - ALPS VIT Ibbotson Income and Growth ETF Asset Allocation Portfolio - Class II Shares (Ibbotson Income & Growth ETF2)
      - American Century Investments II VP Inflation Protection Fund - Class II Shares (Am Century VP Infl Pro Cl II)
      - American Century Investments VP Income and Growth Fund - Class II Shares (Am Century VP Inc & Gro Cl II)
      - American Funds IS(R) Global Bond Fund(SM) - Class 2 Shares (Amer Funds IS Glbl Bond Cl 2)
      - American Funds IS(R) Global Growth Fund(SM) - Class 2 Shares (Amer Funds IS Glbl Growth Cl 2)
      - American Funds IS(R) Global Small Capitalization Fund(SM) - Class 2 Shares (Amer Funds IS Glbl Sm Cp Cl 2)
      - American Funds IS(R) Growth Fund(SM) - Class 2 Shares (Amer Funds IS Growth Cl 2)
      - American Funds IS(R) Growth-Income Fund(SM) - Class 2 Shares (Amer Funds IS Growth-Inc Cl 2)
      - American Funds IS(R) International Fund(SM) - Class 2 Shares (Amer Funds IS Intl Cl 2)
      - American Funds IS(R) New World Fund(R) - Class 2 Shares (Amer Funds IS New World Cl 2)
      - American Funds IS(R) U.S. Government/AAA-Rated Securities Fund(SM) - Class 2 Shares (Amer Funds IS US Govt/AAA Cl 2)
      - Fidelity(R) VIP Equity-Income Portfolio - Service Class 2 (Fidelity VIP Equity-Income SC2)
      - Fidelity(R) VIP Mid Cap Portfolio - Service Class 2 (Fidelity VIP Mid Cap SC2)
      - Franklin Templeton VIP Trust Franklin Mutual Shares VIP Fund Class 2 (Franklin Mutual Shs VIP Cl 2)
      - Franklin Templeton VIP Trust Franklin Small Cap Value VIP Fund Class 2 (Franklin Small Cp Val VIP Cl 2)
      - Franklin Templeton VIP Trust Franklin Small-Mid Cap Growth VIP Fund Class 2 (Franklin Sm-Md Cp Gr VIP Cl 2)
      - Franklin Templeton VIP Trust Templeton Developing Markets VIP Fund Class 2 (Franklin Dev Mkts VIP Cl 2)
      - Goldman Sachs VI Trust High Quality Floating Rate Fund - Service Shares (Goldman Sachs VI HQ Flt Rt SS)
      - Goldman Sachs VIT Global Trends Allocation Fund - Service Shares (Goldman Sachs VIT Gbl Trnds SS)
      - Invesco V.I. American Value Fund - Series II Shares (Invesco VI Amer Value Sr II)
      -  Invesco V.I. Comstock Fund - Series II Shares (Invesco VI Comstock Sr
         II)
      - Invesco V.I. Equity and Income Fund - Series II Shares (Invesco VI Equity & Inc Sr II)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2015

      - Invesco V.I. Growth and Income Fund - Series II Shares (Invesco VI Growth & Inc Sr II)
      - Invesco V.I. Small Cap Equity Fund - Series II Shares (Invesco VI Sm Cap Eqty Sr II)
      -  Ivy Funds VIP - Asset Strategy (Ivy VIP Asset Strategy)
      -  Ivy Funds VIP - Balanced (Ivy VIP Balanced)
      -  Ivy Funds VIP - Bond (Ivy VIP Bond)
      -  Ivy Funds VIP - Core Equity (Ivy VIP Core Equity)
      -  Ivy Funds VIP - Dividend Opportunities (Ivy VIP Dividend Opp)
      -  Ivy Funds VIP - Energy (Ivy VIP Energy)
      -  Ivy Funds VIP - Global Bond (Ivy VIP Global Bond)
      -  Ivy Funds VIP - Global Growth (Ivy VIP Global Growth)
      -  Ivy Funds VIP - Global Natural Resources (Ivy VIP Glbl Natural Res)
      -  Ivy Funds VIP - Growth (Ivy VIP Growth)
      -  Ivy Funds VIP - High Income (Ivy VIP High Income)
      -  Ivy Funds VIP - International Core Equity (Ivy VIP Intl Core Equity)
      -  Ivy Funds VIP - Limited-Term Bond (Ivy VIP Limited-Term Bond)
      -  Ivy Funds VIP - Micro Cap Growth (Ivy VIP Micro Cap Growth)
      -  Ivy Funds VIP - Mid Cap Growth (Ivy VIP Mid Cap Growth)
      -  Ivy Funds VIP - Money Market (Ivy VIP Money Market)
      -  Ivy Funds VIP - Pathfinder Aggressive (Ivy VIP Pathfinder Aggressive)
      -  Ivy Funds VIP - Pathfinder Conservative (Ivy VIP Pathfinder Conserv)
      - Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (Ivy VIP Path Mod MVF)
      -  Ivy Funds VIP - Pathfinder Moderate (Ivy VIP Pathfinder Moderate)
      - Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (Ivy VIP Path Mod Agg MVF)
      - Ivy Funds VIP - Pathfinder Moderately Aggressive (Ivy VIP Pathfinder Mod Aggr)
      - Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (Ivy VIP Path Mod Con MVF)
      - Ivy Funds VIP - Pathfinder Moderately Conservative (Ivy VIP Pathfinder Mod Cons)
      -  Ivy Funds VIP - Real Estate Securities (Ivy VIP Real Estate Sec)
      -  Ivy Funds VIP - Science and Technology (Ivy VIP Science & Tech)
      -  Ivy Funds VIP - Small Cap Growth (Ivy VIP Small Cap Growth)
      -  Ivy Funds VIP - Small Cap Value (Ivy VIP Small Cap Value)
      -  Ivy Funds VIP - Value (Ivy VIP Value)
      - Janus Aspen Series - Balanced Portfolio - Service Shares (Janus Aspen Balanced SS)
      - Janus Aspen Series - Flexible Bond - Service Shares (Janus Aspen Flexible Bond SS)
      - Janus Aspen Series - Forty Portfolio - Service Shares (Janus Aspen Forty SS)
      - Janus Aspen Series - Overseas Portfolio - Service Shares (Janus Aspen Overseas SS)
      - Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares (Janus Aspen Perk Mid Cp Val SS)
      - Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio - Class II Shares (ClearBridge Var Sm Gro Cl II)
      - MFS(R) VIT - Mid Cap Growth Series - Service Class (MFS VIT Mid Cap Growth Ser SC)
      - MFS(R) VIT II - International Value Portfolio - Service Class (MFS VIT II Intl Value SC)
      - Neuberger Berman Advisers Management Trust Socially Responsive - S Class Shares (NeubergerBerman Soc Resp S Cl)
      - Northern Lights VT TOPS(R) Managed Risk Balanced ETF Portfolio (TOPS Mgd Risk Bal ETF)
      - Northern Lights VT TOPS(R) Managed Risk Flex ETF Portfolio (TOPS Mgd Risk Flex ETF)
      - Northern Lights VT TOPS(R) Managed Risk Growth ETF Portfolio - Class 2 Shares (TOPS Mgd Risk Growth ETF Cl 2)
      - Northern Lights VT TOPS(R) Managed Risk Moderate Growth ETF Portfolio - Class 2 Shares (TOPS Mgd Risk Mod Gro ETF Cl 2)
      - Oppenheimer VA Funds - Oppenheimer International Growth Fund/VA Service Shares (Oppenheimer Intl Grow VA SS)
      - Oppenheimer VA Funds - Oppenheimer Main Street Small Cap(R)/VA Service Shares (Oppenheimer MS Sm Cap VA SS)
      - PIMCO VIT - PIMCO Global Diversified Allocation Portfolio Advisor Class Shares (PIMCO VIT Glb Div All Adv Cl)
      - PIMCO VIT - PIMCO Low Duration Portfolio Advisor Class Shares (PIMCO VIT Low Dur Port Adv Cl)
      - PIMCO VIT - PIMCO Total Return Portfolio Advisor Class Shares (PIMCO VIT Total Return Adv Cl)
      - Putnam VT Equity Income Fund - Class IB Shares (Putnam VT Equity Income Cl IB)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2015

      - Putnam VT Growth and Income Fund - Class IB Shares (Putnam VT Growth and Inc Cl IB)
      - Putnam VT International Equity Fund - Class IB Shares (Putnam VT Inter Eq Cl IB)
      - Putnam VT Multi-Cap Growth Fund - Class IB Shares (Putnam VT Multi-Cap Gro Cl IB)
      -  Putnam VT Voyager Fund - Class IB Shares (Putnam VT Voyager Cl IB)
      - Securian Funds Trust - SFT Advantus Bond Fund - Class 2 Shares (SFT Advantus Bond Cl 2)
      - Securian Funds Trust - SFT Advantus Index 400 Mid-Cap Fund - Class 2 Shares (SFT Advantus Index 400 MC Cl 2)
      - Securian Funds Trust - SFT Advantus Index 500 Fund - Class 2 Shares (SFT Advantus Index 500 Cl 2)
      - Securian Funds Trust - SFT Advantus International Bond Fund - Class 2 Shares (SFT Advantus Intl Bond Cl 2)
      - Securian Funds Trust - SFT Advantus Managed Volatility Fund (SFT Advantus Managed Vol)
      - Securian Funds Trust - Advantus Managed Volatility Equity Fund (SFT Advantus Mgd Vol Equity)
      - Securian Funds Trust - SFT Advantus Money Market Fund (SFT Advantus Money Market)
      - Securian Funds Trust - SFT Advantus Mortgage Securities Fund - Class 2 Shares (SFT Advantus Mortgage Cl 2)
      - Securian Funds Trust - SFT Advantus Real Estate Securities Fund - Class 2 Shares (SFT Advantus Real Estate Cl 2)
      -  Securian Funds Trust - SFT Ivy(SM) Growth Fund (SFT Ivy Growth)
      - Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund (SFT Ivy Small Cap Growth)
      - Securian Funds Trust - SFT Pyramis(R) Core Equity Fund - Class 2 Shares (SFT Pyramis Core Equity Cl 2)
      - Securian Funds Trust - SFT T. Rowe Price Value Fund (SFT T. Rowe Price Value)
      - The Universal Institutional Funds, Inc. Morgan Stanley UIF Emerging Markets Equity Portfolio - Class II Shares (MorgStanley UIF Emg Mk Eq Cl 2)

     The Securian Funds Trust was organized by Minnesota Life as an investment vehicle for its variable annuity contracts and variable life policies. Each of the Sub-accounts is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Securian Funds Trust - SFT Advantus International Bond Fund - Class 2 Shares, which is non-diversified), open-end management investment company.

     Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Advantus Capital Management, Inc. (Advantus) acts as the investment adviser for the Securian Funds Trust. Both Securian and Advantus are affiliate companies of Minnesota Life.

     The following sub-accounts had name changes during 2015 and 2014:

     FORMER NAME                                                CURRENT NAME                       EFFECTIVE DATE
     --------------------------------------------   -------------------------------------   ----------------------------
     Oppenheimer International Growth Fund/VA A     Oppenheimer VA Funds - Oppenheimer             April 30, 2014
     series of Panorama Series Fund, Inc. -         International Growth Fund/VA
     Service Shares                                 Service Shares

     Franklin Templeton VIP Trust Franklin          Franklin Templeton VIP Trust                    May 1, 2014
     Mutual Shares Securities Fund Class 2          Franklin Mutual Shares VIP Fund
                                                    Class 2

     Franklin Templeton VIP Trust Franklin          Franklin Templeton VIP Trust                    May 1, 2014
     Small Cap Value Securities Fund Class 2        Franklin Small Cap Value VIP Fund
                                                    Class 2

     Franklin Templeton VIP Trust Franklin          Franklin Templeton VIP Trust                    May 1, 2014
     Sm-Mid Cap Growth Securities Fund Class 2      Franklin Sm-Mid Cap Growth VIP Fund
                                                    Class 2

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2015

     FORMER NAME                                                CURRENT NAME                       EFFECTIVE DATE
     --------------------------------------------   -------------------------------------   ----------------------------
     Franklin Templeton VIP Trust Templeton         Franklin Templeton VIP Trust                    May 1, 2014
     Developing Markets Securities Fund Class 2     Templeton Developing Markets VIP Fund
                                                    Class 2

     Ivy Funds VIP - International Growth           Ivy Funds VIP - Global Growth                 January 2, 2015

     Goldman Sachs VI Trust Global Markets          Goldman Sachs VIT Global Trends                April 29, 2015
     Navigator Fund - Service Shares                Allocation Fund - Service Shares

     AllianceBernstein VPS Dynamic Asset            AB VPS Dynamic Asset Allocation                 May 1, 2015
     Allocation Portfolio - Class B Shares          Portfolio - Class B Shares

     MFS(R) VIT - Mid Cap Growth Series - Service   MFS(R) VIT - Mid Cap Growth Series -            May 1, 2015
     Shares                                         Service Class

     MFS(R) VIT II - International Value -          MFS(R) VIT II - International Value             May 1, 2015
     Service Shares                                 Portfolio - Service Class

     The following sub-accounts were added to the Account in 2015 and 2014:

     SUB-ACCOUNT                                                                                  EFFECTIVE DATE
     ------------------------------------------------------------------------------------   ---------------------------
     Securian Funds Trust - SFT Ivy(SM) Growth Fund                                                May 1, 2014

     Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund                                      May 1, 2014

     Securian Funds Trust - SFT Pyramis(R) Core Equity Fund - Class 2 Shares                       May 1, 2014

     Securian Funds Trust - SFT T. Rowe Price Value Fund                                           May 1, 2014

     Janus Aspen Series - Flexible Bond - Service Shares                                           May 1, 2015

     Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth             May 1, 2015
     Portfolio - Class II Shares

     MFS(R) VIT II - International Value Portfolio - Service Class                                 May 1, 2015

     Securian Funds Trust - Advantus Managed Volatility Equity Fund                             November 18, 2015

     Effective May 1, 2014, pursuant to an Order granted by the Securities and Exchange Commission, sub-account units corresponding to the share of each underlying mutual fund in Column I (Existing Fund) below were replaced with sub-account units corresponding to the shares of each underlying mutual fund in Column II (Replacement Fund) below.

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2015


     COLUMN I                                                                               COLUMN II
     EXISTING FUND                                                                       REPLACEMENT FUND
     -----------------------------------------------------------   -----------------------------------------------------------
     American Century VP Ultra(R) Fund Class II Shares             Securian Funds Trust - SFT Ivy(SM) Growth Fund

     American Century VP Value Fund Class II Shares                Securian Funds Trust - SFT T. Rowe Price Value Fund

     Fidelity VIP Contrafund(R) Service Class 2 Shares             Securian Funds Trust - SFT Pyramis(R) Core Equity Fund -
                                                                   Class 2 Shares

     Fidelity VIP High Income                                      Ivy Funds VIP - High Income

     Franklin Templeton VIP Trust - Franklin Large Cap Growth      Securian Funds Trust - SFT Ivy(SM) Growth Fund
     Securities Class 2 Shares

     Invesco V.I. American Franchise Fund Series II Shares         Securian Funds Trust - SFT Ivy(SM) Growth Fund

     Invesco V.I. Core Equity Fund Series II Shares                Securian Funds Trust - SFT Pyramis(R) Core Equity Fund -
                                                                   Class 2 Shares

     Ivy Funds VIP Growth*                                         Securian Funds Trust - SFT Ivy(SM) Growth Fund

     Ivy Funds VIP Small Cap Growth*                               Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund

     MFS(R) VIT Investors Growth Stock Series Service Class        Securian Funds Trust - SFT Ivy(SM) Growth Fund
     Shares

     MFS(R) VIT New Discovery Series Service Class Shares          Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund

     MFS(R) VIT Value Series Service Class Shares                  Securian Funds Trust - SFT T. Rowe Price Value Fund

     Oppenheimer Variable Account Funds - Capital Appreciation     Securian Funds Trust - SFT Ivy(SM) Growth Fund
     Fund/VA Service Shares

     Oppenheimer Variable Account Funds - Global Strategic         Ivy Funds VIP - High Income
     Income/VA Service Shares

     Effective May 1, 2014, the existing funds were closed and all units transferred to the replacement fund except as noted.

----------
     *The Ivy Funds VIP Growth and Ivy Funds VIP Small Cap Growth within the Waddell & Reed Retirement Builder and Waddell & Reed Retirement Builder II B and L Series were excluded from the Order.

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2015

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Sub-accounts are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies. The significant accounting policies followed consistently by the Sub-accounts are as follows:

     (A)  USE OF ESTIMATES

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

     (B)  INVESTMENTS IN UNDERLYING FUNDS

          Investments in shares of the underlying funds are stated at fair value which is the net asset value per share as determined daily by each underlying fund. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the first in first out (FIFO) basis.

          Realized gains (losses) on investments include realized gain (loss) distributions received from the respective funds and gains (losses) on the sale of fund shares as determined by the average cost method. Realized gain (loss) distributions are reinvested in the respective funds.

          All dividend distributions received from the underlying funds are reinvested in additional shares of the underlying funds and are recorded by the sub accounts on the ex-dividend date. The affiliated funds may utilize consent dividends to effectively distribute income for income tax purposes. The Sub-account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the underlying funds. Therefore, no dividend income is recorded in the statements of operations related to such consent dividends.

     (C)  FEDERAL INCOME TAXES

          The Account is treated as part of Minnesota Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Sub-account from the underlying funds. Any applicable taxes will be the responsibility of contract holders or beneficiaries upon termination or withdrawal.

     (D)  CONTRACTS IN ANNUITY PAYMENT PERIOD

          Annuity reserves are computed for currently payable contracts according to the mortality and assumed interest rate assumptions used to purchase the annuity income. If additional annuity reserves are required to support the liability, Minnesota Life reimburses the Account. If the reserves held are less than required, transfers may be made to Minnesota Life.

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2015

(3)  EXPENSES AND RELATED PARTY TRANSACTIONS

     (A)  MULTIOPTION FLEX/SINGLE/SELECT

          The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40% of the average daily net assets of the Account. This is charged through the daily unit value calculation. A contingent deferred sales charge may be imposed on a Multi-Option Flex or Single Annuity contract owner during the first ten years if a contract's accumulation value is withdrawn or surrendered. A seven year, per deposit, contingent deferred sales charge may be imposed on MultiOption Select contract owners if a contract's accumulation value is withdrawn or surrendered. For the years ended December 31, 2015 and 2014, contingent deferred sales charges totaled $9,630 and $4,332, respectively.

     (B)  MULTIOPTION CLASSIC/ACHIEVER

          The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40% of the average daily net assets of the Account.

          A contingent deferred sales charge paid may be imposed on a MultiOption Classic contract owner during the first ten years if a contract's accumulation value is reduced by a withdrawal or surrender. A seven year, per deposit, contingent deferred sales charge may be imposed on a MultiOption Achiever contract owner if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2015 and 2014, contingent deferred sales charges totaled $22,317 and $30,002, respectively.

          Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2015 and 2014.

          Where allowed by law, Minnesota Life reserves the right to credit certain additional amounts, the "Wealthbuilder Credit", to certain MultiOption Achiever contracts in circumstances where large purchase payments are made to those contracts. Those amounts are obtained from the Minnesota Life General Account. Minnesota Life reserves the right to modify, suspend or terminate the Wealthbuilder Credit program at any time without notice.

     (C)  MULTIOPTION ADVISOR SERIES

          There are three classes of contracts offered under this registration statement - B Class, C Class, and L Class. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2015

          annual basis, to 1.05%, 1.40%, and 1.35%, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2015 and 2014.

          A contingent deferred sales charge may be imposed on a MultiOption Advisor B Class contract owner on a seven year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a MultiOption Advisor L Class contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender.

          There is no contingent deferred sales charge applied to withdrawals or surrenders from a MultiOption C Class contract. For the years ended December 31, 2015 and 2014, contingent deferred sales charges for all MultiOption Advisor classes totaled $608,948 and $820,251, respectively.

          In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

     (D)  MEGANNUITY/UMOA

          The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.35% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2015 and 2014.

     (E)  ADJUSTABLE INCOME ANNUITY

          The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.80% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 1.40% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.15% of the average net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40% of the average daily net assets of the Account.

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2015

          Contract purchase payments for Adjustable Income Annuity are reflected net of the following charges paid Minnesota Life:

               A sales charge up to 4.50%, depending upon the total amount of purchase payments, is deducted from each contract purchase payment. No sales charges were deducted from contract purchase payments for the years ended December 31, 2015 and 2014.

               A risk charge in the amount of 2.00% is deducted from each contract purchase payment. Under certain conditions, the risk charge may be as high as 2.00%. No risk charges were deducted from contract purchase payments for the years ended December 31, 2015 and 2014.

               A premium tax charge of up to 3.50% is deducted from each contract purchase payment. No premium tax charges were deducted from contract purchase payments for the years ended December 31, 2015 and 2014.

     (F)  WADDELL & REED ADVISORS RETIREMENT BUILDER

          The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.10% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2015 and 2014.

          A contingent deferred sales charge may be imposed on a Waddell & Reed Advisors Retirement Builder contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2015 and 2014, contingent deferred sales charges totaled $682,594 and $738,566, respectively.

          In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

     (G)  MULTIOPTION LEGEND

          The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.50% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50%

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2015

          depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2015 and 2014.

          A contingent deferred sales charge may be imposed on a MultiOption Legend contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2015 and 2014, contingent deferred sales charges totaled $18,939 and $45,886, respectively.

          In addition to the base contract, optional death and living benefit riders are available. Some of these benefits have separate account charges that are computed daily and are equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

     (H)  MULTIOPTION EXTRA

          The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.70% of the average daily net assets of the Account during the first nine contract years and 1.10% of the average daily net assets of the Account in contract years ten and later. This is charged through the daily unit value calculation.

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2015 and 2014.

          A contingent deferred sales charge may be imposed on a MultiOption Extra contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2015 and 2014, contingent deferred sales charges totaled $557,682 and $435,548, respectively.

          In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

     (I)  MULTIOPTION GUIDE SERIES

          There are two classes of contracts offered under this series - B Series and L Series. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.20% and 1.55%, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2015

          payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2015 and 2014.

          A contingent deferred sales charge may be imposed on a MultiOption Guide B Series contract owner on a seven year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a MultiOption Guide L Series contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender.

          For the years ended December 31, 2015 and 2014, contingent deferred sales charges totaled $700,234 and $347,456, respectively.

          In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. One of the benefits has a separate account charge that is computed daily which is equal, on an annual basis, to 0.25% of the average daily net assets of the Account. This is charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

     (J)  WADDELL & REED ADVISORS RETIREMENT BUILDER II

          There are two classes of contracts offered under this series - B Series and L Series. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.15% and 1.55%, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2015 and 2014.

          A contingent deferred sales charge may be imposed on a Waddell & Reed Advisors Retirement Builder II - B Series contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a Waddell & Reed Advisors Retirement Builder II - L Series contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender.

          For the years ended December 31, 2015 and 2014, contingent deferred sales charges totaled $32,426 and $60,037, respectively.

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2015

          In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. One of the benefits has a separate account charge that is computed daily which is equal, on an annual basis, to 0.25% of the average daily net assets of the Account. This is charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

     (K)  OTHER

          To the extent the Account invests in the Securian Funds Trust, the Account indirectly incurs management fees that are payable to Advantus. The advisory fee agreement provides for payments ranging from 0.15% to 0.85% of average daily net assets. In addition, the Securian Funds Trust has adopted a Rule 12b-1 distribution plan covering all of the funds. Under the plan, the Securian Funds Trust pays distribution fees up to 0.25% of average daily net assets to Securian. Each fund pays an annual fee ranging from 0.02% to 0.05% of net assets to State Street, Inc. for daily fund accounting services. Securian Funds Trust also pays an administrative services fee to Minnesota Life. To the extent the Account invests in nonaffiliated funds, the Account will also indirectly incur fees.

          On May 1, 2014, Minnesota Life and its affiliates undertook a substitution of certain underlying investments in a transaction approved by the SEC. As part of that transaction, Minnesota Life agreed to make a reduction in sub-account expenses to those contracts with assets allocated to specified funds on May 1, 2014, as follows:

               - Securian Funds Trust - SFT T. Rowe Price Value Fund - Class 2 Shares - to the extent the fund's annual net operating expenses exceed 0.98%, Minnesota Life will make a corresponding reduction in sub-account expenses, until April 30, 2016, to those contract owners whose sub-account invests in the fund.

               - Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund - Class 2 Shares - to the extent the fund's management fee exceeds 0.83% on assets over $1 billion, Minnesota Life will make a corresponding reduction in sub-account expenses, until September 30, 2016, to those contract owners whose sub-account invests in the fund; and to the extent the fund's annual net operating expenses exceed 1.16%, Minnesota Life will make a corresponding reduction in sub-account expenses, until April 30, 2016, to those contract owners whose sub-account invests in the fund.

               - Securian Funds Trust - SFT Pyramis(R) Core Equity Fund - Class 2 Shares - to the extent the fund's annual net operating expenses exceeds 0.89% (Class 2 Shares) or 0.64% (Class 1 Shares), Minnesota Life will make a corresponding reduction in sub-account expenses, for the life of each contract outstanding on May 1, 2014, to those contract owners whose sub-account invests in the fund.

          These fee waivers are reported on the statements of operations as "Fees Waived" of the respective sub-account.

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2015

(4)  FAIR VALUE MEASUREMENTS

     In accordance with FASB ASC Topic 820, Fair Value Measurement (FASB ASC
     820), fair value is defined as the price that the Account would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

     The fair value of the Account's financial assets has been determined using available market information as of December 31, 2015. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Account primarily uses the market approach which utilizes relevant information generated by market transactions involving identical or comparable assets or liabilities. When applying the market approach, the Account maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Account. Unobservable inputs reflect the Account's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

     The Account is required to categorize its financial assets recorded on the statement of assets, liabilities, and contract owner's equity according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety.

     The levels of fair value hierarchy are as follows:

          Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

          Level 2 - Fair value is based on other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed).

          Level 3 - Fair value is based on at least one or more significant unobservable inputs, which may include the Account's own assumptions in determining the fair value of investments.

     The Account uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level. Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Account will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

     As of December 31, 2015, all of the Account's investments are classified as Level 2 as the values are based upon reported net asset values provided by the fund managers. It has been determined that no transfers between levels occurred during the year. The characterization of the underlying securities held by the funds in accordance with the fair value measurement and disclosures topic of the FASB ASC 820 differs from the characterization of an investment in the fund.

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2015

(5)  INVESTMENT TRANSACTIONS

     The aggregate cost of purchases and proceeds from sales of investments during the year or period ended December 31, 2015 were as follows:

                                                             PURCHASES           SALES
                                                          ---------------   ----------------
     AB VPS DynAsstAll Cl B                               $    56,801,333   $        654,899
     AB VPS Intl Value Cl B                                       998,928            999,533
     Am Century VP Inc & Gro Cl II                              1,172,632          1,362,708
     Am Century VP Infl Pro Cl II                               4,787,415          8,066,307
     Amer Funds IS Glbl Bond Cl 2                               3,071,842            799,444
     Amer Funds IS Glbl Growth Cl 2                             5,245,697          3,126,860
     Amer Funds IS Glbl Sm Cp Cl 2                              4,857,977          1,914,498
     Amer Funds IS Growth Cl 2                                 13,458,327          1,367,238
     Amer Funds IS Growth-Inc Cl 2                             11,225,137          1,295,870
     Amer Funds IS Intl Cl 2                                    3,694,353          1,676,235
     Amer Funds IS New World Cl 2                               3,447,818          1,280,275
     Amer Funds IS US Govt/AAA Cl 2                             3,351,155          1,628,236
     ClearBridge Var Sm Gro Cl II (a)                             902,993             24,116
     Fidelity VIP Equity-Income SC2                            11,232,345         12,079,434
     Fidelity VIP Mid Cap SC2                                   6,545,100          7,416,521
     Franklin Dev Mkts VIP Cl 2                                 6,890,128          3,876,352
     Franklin Mutual Shs VIP Cl 2                               1,014,181          2,409,448
     Franklin Small Cp Val VIP Cl 2                             6,411,253          2,284,869
     Franklin Sm-Md Cp Gr VIP Cl 2                              4,666,579          3,064,951
     Goldman Sachs VI HQ Flt Rt SS                              3,227,486          3,484,259
     Goldman Sachs VIT Gbl Trnds SS                            45,722,038          2,406,158
     Ibbotson Aggressive Grwth ETF2                             1,605,874          1,174,961
     Ibbotson Balanced ETF2                                     4,747,153          8,040,093
     Ibbotson Conservative ETF2                                 3,269,633          4,582,883
     Ibbotson Growth ETF2                                       1,749,374          2,882,470
     Ibbotson Income & Growth ETF2                              2,420,063          6,948,907
     Invesco VI Amer Value Sr II                                4,279,404          1,054,028
     Invesco VI Comstock Sr II                                  8,697,128          6,166,021
     Invesco VI Equity & Inc Sr II                              1,786,987            634,023
     Invesco VI Growth & Inc Sr II                              1,068,881          1,076,664
     Invesco VI Sm Cap Eqty Sr II                               5,406,292          2,822,909
     Ivy VIP Asset Strategy                                    42,252,627         29,501,055
     Ivy VIP Balanced                                          25,992,161         17,731,209
     Ivy VIP Bond                                               9,866,186         14,890,679
     Ivy VIP Core Equity                                       26,191,182         14,542,921
     Ivy VIP Dividend Opp                                       3,687,043          4,196,260

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2015

                                                             PURCHASES           SALES
                                                          ---------------   ----------------
     Ivy VIP Energy                                       $     1,611,928   $      1,330,337
     Ivy VIP Global Growth                                      6,499,360          8,908,184
     Ivy VIP Glbl Natural Res                                   9,778,192          4,743,916
     Ivy VIP Global Bond                                        1,084,433          1,179,033
     Ivy VIP Growth                                             9,559,398         10,351,576
     Ivy VIP High Income                                       14,872,653         14,903,734
     Ivy VIP Intl Core Equity                                  32,529,410         24,285,333
     Ivy VIP Limited-Term Bond                                  5,449,224          3,367,862
     Ivy VIP Micro Cap Growth                                   6,837,572          6,624,559
     Ivy VIP Mid Cap Growth                                    10,046,085          7,400,034
     Ivy VIP Money Market                                       7,161,448          6,644,050
     Ivy VIP Path Mod Agg MVF                                  21,372,717          1,781,542
     Ivy VIP Path Mod Con MVF                                  14,056,482          1,615,706
     Ivy VIP Path Mod MVF                                     144,906,937          2,753,582
     Ivy VIP Pathfinder Aggressive                              4,921,942            942,213
     Ivy VIP Pathfinder Conserv                                 4,201,355          4,905,958
     Ivy VIP Pathfinder Mod Aggr                               30,278,561         12,987,246
     Ivy VIP Pathfinder Mod Cons                                8,147,064          6,697,916
     Ivy VIP Pathfinder Moderate                               24,371,305         16,730,441
     Ivy VIP Real Estate Sec                                    2,289,869          3,862,081
     Ivy VIP Science & Tech                                    16,531,019         12,165,737
     Ivy VIP Small Cap Growth                                   5,982,246          5,599,169
     Ivy VIP Small Cap Value                                    7,405,058         11,976,143
     Ivy VIP Value                                             23,047,432         16,346,113
     Janus Aspen Balanced SS                                    5,538,977          3,670,651
     Janus Aspen Flexible Bond SS (a)                           7,897,789            203,619
     Janus Aspen Forty SS                                      21,156,709         11,673,774
     Janus Aspen Overseas SS                                    6,230,844          9,132,766
     Janus Aspen Perk Mid Cp Val SS                             3,712,240          1,808,705
     MFS VIT II Intl Value SC (a)                               4,456,256             64,271
     MFS VIT Mid Cap Growth Ser SC                                818,442            451,275
     MorgStanley UIF Emg Mk Eq Cl 2                             3,774,957          1,288,325
     NeubergerBerman Soc Resp S Cl                              1,222,341            498,816
     Oppenheimer Intl Grow VA SS                                7,089,561          3,806,516
     Oppenheimer MS Sm Cap VA SS                                1,884,326            638,314
     PIMCO VIT Glb Div All Adv Cl                              46,647,825            520,507
     PIMCO VIT Low Dur Port Adv Cl                              6,563,872          5,821,465

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2015

                                                             PURCHASES           SALES
                                                          ---------------   ----------------
     PIMCO VIT Total Return Adv Cl                        $    19,165,909   $     14,200,810
     Putnam VT Equity Income Cl IB                              1,045,025            906,729
     Putnam VT Growth and Inc Cl IB                             5,589,630          5,157,985
     Putnam VT Inter Eq Cl IB                                     475,727            874,294
     Putnam VT Multi-Cap Gro Cl IB                                930,222            515,517
     Putnam VT Voyager Cl IB                                    5,155,229          5,563,769
     SFT Advantus Bond Cl 2                                    16,532,111         17,523,223
     SFT Advantus Index 400 MC Cl 2                             4,698,516         12,645,556
     SFT Advantus Index 500 Cl 2                               15,568,312         23,013,172
     SFT Advantus Intl Bond Cl 2                                4,128,799          6,908,759
     SFT Advantus Managed Vol                                 105,023,163         25,100,211
     SFT Advantus Mgd Vol Equity (b)                            5,342,180                 40
     SFT Advantus Money Market                                 31,895,782         33,071,481
     SFT Advantus Mortgage Cl 2                                 5,261,674          9,228,912
     SFT Advantus Real Estate Cl 2                             13,994,669         21,677,101
     SFT Ivy Growth                                             9,241,051         38,560,365
     SFT Ivy Small Cap Growth                                   3,415,284          8,380,343
     SFT Pyramis Core Equity Cl 2                               7,132,747         13,854,310
     SFT T. Rowe Price Value                                    1,934,118         17,499,618
     TOPS Mgd Risk Bal ETF Cl 2                                 3,154,961          3,094,349
     TOPS Mgd Risk Flex ETF                                    38,344,837          3,602,979
     TOPS Mgd Risk Growth ETF Cl 2                              9,822,422          8,708,331
     TOPS Mgd Risk Mod Gro ETF Cl 2                             3,967,898          6,097,423

----------
     (a) For the period from May 1, 2015 through December 31, 2015.
     (b) For the period from November 18, 2015 through December 31, 2015.

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2015

(6)  UNIT ACTIVITY FROM CONTRACT TRANSACTIONS

     Transactions in units for each segregated sub-account for the years or periods ended December 31, 2015 and 2014 were as follows:

                                                                          SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                             AB VPS                      AM CENTURY     AM CENTURY     AM CENTURY   AM CENTURY VP
                                         DYNASSTALL CL   AB VPS INTL    VP INC & GRO  VP INFL PRO CL VP ULTRA CL II  VALUE CL II
                                               B          VALUE CL B       CL II            II            (a)            (a)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013       14,706,473      1,466,750      1,725,231     60,534,226     16,524,419     26,071,734
  Contract purchase payments                 33,369,421        154,411        379,381      5,382,463         19,549        131,598
  Contract terminations, withdrawal
    payments and charges                       (299,617)      (227,526)      (322,513)    (2,229,771)   (16,543,968)   (26,203,332)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014       47,776,277      1,393,635      1,782,099     63,686,918             --             --
  Contract purchase payments                 51,212,676      1,600,370        350,873      3,021,044             --             --
  Contract terminations, withdrawal
    payments and charges                       (747,148)    (1,611,214)      (627,770)    (6,240,943)            --             --
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2015       98,241,805      1,382,791      1,505,202     60,467,019             --             --
                                         ============== ============== ============== ============== ============== ==============

                                                                          SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                                        AMER FUNDS IS  AMER FUNDS IS                 AMER FUNDS IS
                                         AMER FUNDS IS   GLBL GROWTH     GLBL SM CP     AMER FUNDS   GROWTH-INC CL  AMER FUNDS IS
                                         GLBL BOND CL 2      CL 2           CL 2      IS GROWTH CL 2       2          INTL CL 2
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013        3,245,422      5,134,763      2,713,804     12,048,148      6,137,442      9,981,565
  Contract purchase payments                  1,461,570      2,069,561      2,544,491      4,756,691      2,752,068      4,354,536
  Contract terminations, withdrawal
    payments and charges                       (507,407)      (666,082)    (1,534,726)    (2,219,208)      (631,868)      (974,962)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014        4,199,585      6,538,242      3,723,569     14,585,631      8,257,642     13,361,139
  Contract purchase payments                  3,058,680      3,058,849      3,640,757      5,833,929      5,849,171      2,460,565
  Contract terminations, withdrawal
    payments and charges                       (804,955)    (2,201,988)    (1,547,392)      (925,258)      (838,571)    (1,411,835)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2015        6,453,310      7,395,103      5,816,934     19,494,302     13,268,242     14,409,869
                                         ============== ============== ============== ============== ============== ==============

                                                                          SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                                        AMER FUNDS IS   CLEARBRIDGE    FIDELITY VIP   FIDELITY VIP   FIDELITY VIP
                                         AMER FUNDS IS  US GOVT/AAA CL VAR SM GRO CL  CONTRAFUND SC  EQUITY-INCOME   HIGH INCOME
                                         NEW WORLD CL 2       2            II (c)         2 (a)           SC2          SC2 (a)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013        4,719,618      5,920,197             --     28,420,363     46,093,306     22,474,717
  Contract purchase payments                  2,379,348      3,132,947             --        743,994        997,351         89,328
  Contract terminations, withdrawal
    payments and charges                     (1,076,297)    (1,965,927)            --    (29,164,357)    (6,586,544)   (22,564,045)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014        6,022,669      7,087,217             --             --     40,504,113             --
  Contract purchase payments                  3,201,578      3,026,891        918,439             --        769,407             --
  Contract terminations, withdrawal
    payments and charges                     (1,232,475)    (1,511,330)       (27,891)            --     (5,479,807)            --
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2015        7,991,772      8,602,778        890,548             --     35,793,713             --
                                         ============== ============== ============== ============== ============== ==============

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2015

                                                                          SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                                                          FRANKLIN    FRANKLIN SMALL  FRANKLIN SM-   FRANKLIN VIP
                                          FIDELITY VIP   FRANKLIN DEV  MUTUAL SHS VIP CP VAL VIP CL   MD CP GR VIP  LG CAP GRO CL
                                          MID CAP SC2   MKTS VIP CL 2       CL 2            2             CL 2          2 (a)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013       12,574,426     11,407,559      4,885,422     15,084,012      7,645,242      1,804,308
  Contract purchase payments                    890,638      1,477,780         89,913      3,123,374        704,699          6,414
  Contract terminations, withdrawal
    payments and charges                     (1,764,981)    (2,360,889)      (911,819)      (461,673)    (1,641,268)    (1,810,722)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014       11,700,083     10,524,450      4,063,516     17,745,713      6,708,673             --
  Contract purchase payments                    418,971      1,787,555        132,967      1,951,258      1,109,963             --
  Contract terminations, withdrawal
    payments and charges                     (1,883,631)    (1,832,252)    (1,060,767)    (1,555,169)    (1,595,406)            --
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2015       10,235,423     10,479,753      3,135,716     18,141,802      6,223,230             --
                                         ============== ============== ============== ============== ============== ==============

                                                                         SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                         GOLDMAN SACHS  GOLDMAN SACHS     IBBOTSON                      IBBOTSON       IBBOTSON
                                          VI HQ FLT RT  VIT GBL TRNDS    AGGRESSIVE      IBBOTSON     CONSERVATIVE      GROWTH
                                               SS             SS         GRWTH ETF2   BALANCED ETF2       ETF2           ETF2
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013       33,133,371     20,677,503      5,478,172     63,362,982     15,393,100     24,336,913
  Contract purchase payments                  5,571,770     37,278,244      1,535,153      4,624,507      2,079,523      2,078,255
  Contract terminations, withdrawal
    payments and charges                     (2,522,432)      (807,632)      (476,601)   (11,175,391)    (3,969,203)    (3,511,825)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014       36,182,709     57,148,115      6,536,724     56,812,098     13,503,420     22,903,343
  Contract purchase payments                  3,143,299     42,735,081      1,339,386      2,056,948      2,444,377      1,026,106
  Contract terminations, withdrawal
    payments and charges                     (3,113,395)    (2,367,196)    (1,025,526)    (6,341,310)    (3,895,012)    (2,348,320)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2015       36,212,613     97,516,000      6,850,584     52,527,736     12,052,785     21,581,129
                                         ============== ============== ============== ============== ============== ==============

                                                                          SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                            IBBOTSON      INVESCO VI     INVESCO VI                    INVESCO VI     INVESCO VI
                                            INCOME &     AMER FRANCH   AMER VALUE SR    INVESCO VI   CORE EQUITY SR  EQUITY & INC
                                          GROWTH ETF2     SR II (a)          II       COMSTOCK SR II     II (a)         SR II
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013       33,387,938      2,795,952      3,153,968     16,599,622        519,036      1,495,474
  Contract purchase payments                    858,784         45,047      2,434,897      4,370,191         63,325        957,445
  Contract terminations, withdrawal
    payments and charges                     (3,930,309)    (2,840,999)    (1,525,924)      (641,761)      (582,361)      (290,489)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014       30,316,413             --      4,062,941     20,328,052             --      2,162,430
  Contract purchase payments                    796,052             --      2,270,405      3,500,960             --        841,653
  Contract terminations, withdrawal
    payments and charges                     (5,765,722)            --       (704,524)    (2,453,231)            --       (380,431)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2015       25,346,743             --      5,628,822     21,375,781             --      2,623,652
                                         ============== ============== ============== ============== ============== ==============

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2015

                                                                          SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                           INVESCO VI
                                          GROWTH & INC  INVESCO VI SM  IVY VIP ASSET     IVY VIP                     IVY VIP CORE
                                             SR II      CAP EQTY SR II    STRATEGY       BALANCED     IVY VIP BOND      EQUITY
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013        1,779,511     16,800,802     78,191,693     36,894,554    104,942,376     41,539,661
  Contract purchase payments                    217,155      1,398,525      4,278,528      3,227,625      9,544,945      6,461,412
  Contract terminations, withdrawal
    payments and charges                       (562,141)    (1,574,516)    (7,993,335)    (4,200,501)    (5,267,088)    (3,694,337)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014        1,434,525     16,624,811     74,476,886     35,921,678    109,220,233     44,306,736
  Contract purchase payments                    221,489        753,732      2,645,402      3,245,476      4,731,523      3,545,281
  Contract terminations, withdrawal
    payments and charges                       (432,139)    (1,845,209)    (9,764,225)    (4,290,071)   (10,305,937)    (5,550,256)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2015        1,223,875     15,533,334     67,358,063     34,877,083    103,645,819     42,301,761
                                         ============== ============== ============== ============== ============== ==============

                                                                          SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                            IVY VIP                    IVY VIP GLOBAL  IVY VIP GLBL  IVY VIP GLOBAL
                                          DIVIDEND OPP  IVY VIP ENERGY     GROWTH      NATURAL RES        BOND      IVY VIP GROWTH
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013       14,869,053      6,109,963     35,159,144     28,606,857      6,933,787     86,466,716
  Contract purchase payments                    343,733        738,393      3,165,671      3,985,704        983,013        672,406
  Contract terminations, withdrawal
    payments and charges                     (1,859,788)    (1,095,321)    (2,213,034)    (4,095,820)      (897,574)   (56,863,135)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014       13,352,998      5,753,035     36,111,781     28,496,741      7,019,226     30,275,987
  Contract purchase payments                    366,620      1,375,634      1,409,289      9,173,141        836,027        854,803
  Contract terminations, withdrawal
    payments and charges                     (2,032,839)    (1,120,815)    (4,030,289)    (4,057,761)    (1,095,378)    (4,261,567)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2015       11,686,779      6,007,854     33,490,781     33,612,121      6,759,875     26,869,223
                                         ============== ============== ============== ============== ============== ==============

                                                                          SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                                                          IVY VIP
                                          IVY VIP HIGH   IVY VIP INTL   LIMITED-TERM  IVY VIP MICRO   IVY VIP MID   IVY VIP MONEY
                                             INCOME      CORE EQUITY        BOND        CAP GROWTH     CAP GROWTH       MARKET
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013       29,855,621     75,575,716     29,301,920     12,081,016     25,625,540     13,444,125
  Contract purchase payments                 51,532,147      2,101,058      7,657,138      1,655,684      2,648,816      2,029,722
  Contract terminations, withdrawal
    payments and charges                     (8,295,907)    (8,626,870)    (1,898,642)    (2,536,372)    (1,650,941)    (3,435,803)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014       73,091,861     69,049,904     35,060,416     11,200,328     26,623,415     12,038,044
  Contract purchase payments                  7,474,573      3,042,338      5,076,700        911,824      1,977,184      7,147,689
  Contract terminations, withdrawal
    payments and charges                    (10,961,333)    (8,242,787)    (3,129,348)    (2,243,473)    (2,718,360)    (6,484,062)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2015       69,605,101     63,849,455     37,007,768      9,868,679     25,882,239     12,701,671
                                         ============== ============== ============== ============== ============== ==============

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2015

                                                                          SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                                                                         IVY VIP        IVY VIP        IVY VIP
                                          IVY VIP PATH   IVY VIP PATH   IVY VIP PATH    PATHFINDER     PATHFINDER   PATHFINDER MOD
                                          MOD AGG MVF    MOD CON MVF      MOD MVF       AGGRESSIVE      CONSERV          AGGR
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013        4,483,033      1,511,308     12,202,626     11,324,682     31,137,476    199,993,740
  Contract purchase payments                 27,782,554     13,954,725    108,420,406      1,296,585      2,232,886      2,542,519
  Contract terminations, withdrawal
    payments and charges                     (1,313,004)    (2,403,188)    (1,751,118)      (740,017)    (3,525,453)    (8,852,604)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014       30,952,583     13,062,845    118,871,914     11,881,250     29,844,909    193,683,655
  Contract purchase payments                 20,001,348     13,334,624    136,429,334      1,953,434      1,191,520      1,791,440
  Contract terminations, withdrawal
    payments and charges                     (1,502,889)    (1,422,273)    (2,612,437)      (562,806)    (3,541,150)    (7,400,045)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2015       49,451,042     24,975,196    252,688,811     13,271,878     27,495,279    188,075,050
                                         ============== ============== ============== ============== ============== ==============

                                                                          SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                            IVY VIP        IVY VIP
                                         PATHFINDER MOD   PATHFINDER    IVY VIP REAL     IVY VIP     IVY VIP SMALL  IVY VIP SMALL
                                              CONS         MODERATE      ESTATE SEC   SCIENCE & TECH   CAP GROWTH     CAP VALUE
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013       66,516,350    179,607,449      7,305,391     23,249,425     33,183,894     28,772,551
  Contract purchase payments                  1,242,157      3,018,413        649,283      1,831,685      1,400,071        942,274
  Contract terminations, withdrawal
    payments and charges                     (6,861,019)   (10,015,361)    (1,343,895)    (3,947,292)   (18,045,041)    (3,821,633)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014       60,897,488    172,610,501      6,610,779     21,133,818     16,538,924     25,893,192
  Contract purchase payments                    800,320      2,032,837        371,293      3,497,092        634,622        884,488
  Contract terminations, withdrawal
    payments and charges                     (4,404,695)   (10,594,407)    (1,589,484)    (3,338,144)    (2,518,393)    (4,482,426)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2015       57,293,113    164,048,931      5,392,588     21,292,766     14,655,153     22,295,254
                                         ============== ============== ============== ============== ============== ==============

                                                                          SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                                                        JANUS ASPEN                                  JANUS ASPEN
                                                         JANUS ASPEN   FLEXIBLE BOND   JANUS ASPEN    JANUS ASPEN    PERK MID CP
                                         IVY VIP VALUE   BALANCED SS       SS (c)        FORTY SS     OVERSEAS SS       VAL SS
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013       47,324,536      8,307,837             --     18,886,986     26,305,311     17,688,212
  Contract purchase payments                  3,687,458      1,725,091             --        969,178      1,264,487        864,920
  Contract terminations, withdrawal
    payments and charges                     (6,335,624)      (941,230)            --     (3,155,725)    (3,715,295)    (1,453,882)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014       44,676,370      9,091,698             --     16,700,439     23,854,503     17,099,250
  Contract purchase payments                  4,372,460      2,006,413      7,951,146      4,947,548      2,018,867        951,068
  Contract terminations, withdrawal
    payments and charges                     (6,801,805)    (1,514,209)      (216,396)    (4,337,707)    (3,776,969)    (1,212,564)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2015       42,247,025      9,583,902      7,734,750     17,310,280     22,096,401     16,837,754
                                         ============== ============== ============== ============== ============== ==============

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2015

                                                                          SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                           MFS VIT -     MFS VIT INV     MFS VIT II    MFS VIT MID    MFS VIT NEW    MORGSTANLEY
                                         VALUE SERIES - GROWTH SER SS  INTL VALUE SC    CAP GROWTH   DISCOVERY SER  UIF EMG MK EQ
                                             SS (a)          (a)            (c)           SER SC         SS (a)          CL 2
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013       38,069,616     22,867,042             --        549,856      4,085,597     24,207,956
  Contract purchase payments                    190,823         14,301             --        107,515        213,927      8,433,912
  Contract terminations, withdrawal
    payments and charges                    (38,260,439)   (22,881,343)            --       (143,431)    (4,299,524)      (864,820)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014               --             --             --        513,940             --     31,777,048
  Contract purchase payments                         --             --      4,552,048        327,405             --      5,464,332
  Contract terminations, withdrawal
    payments and charges                             --             --        (69,744)      (211,778)            --     (1,717,650)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2015               --             --      4,482,304        629,567             --     35,523,730
                                         ============== ============== ============== ============== ============== ==============

                                                                          SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                           NEUBERGER     OPPENHEIMER    OPPENHEIMER    OPPENHEIMER    OPPENHEIMER
                                          BERMAN SOC     CAP APP VA SS  GBL STR INC VA  INTL GROW VA   MS SM CAP VA  PIMCO VIT GLB
                                           RESP S CL         (a)           SS (a)           SS             SS       DIV ALL ADV CL
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013        1,088,726      1,803,503     34,774,538      8,926,807      1,300,521     10,798,585
  Contract purchase payments                    480,890         10,862        685,771      3,571,045        335,717     26,561,864
  Contract terminations, withdrawal
    payments and charges                       (373,326)    (1,814,365)   (35,460,309)      (408,431)      (291,760)      (399,550)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014        1,196,290             --             --     12,089,421      1,344,478     36,960,899
  Contract purchase payments                    747,782             --             --      1,535,381        993,430     39,058,480
  Contract terminations, withdrawal
    payments and charges                       (358,339)            --             --     (1,226,853)      (404,846)      (579,144)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2015        1,585,733             --             --     12,397,949      1,933,062     75,440,235
                                         ============== ============== ============== ============== ============== ==============

                                                                          SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                           PIMCO VIT      PIMCO VIT      PUTNAM VT      PUTNAM VT                     PUTNAM VT
                                          LOW DUR PORT   TOTAL RETURN  EQUITY INCOME    GROWTH AND     PUTNAM VT    MULTI-CAP GRO
                                             ADV CL         ADV CL         CL IB        INC CL IB    INTER EQ CL IB     CL IB
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013       55,865,440    132,608,027      2,748,869      1,980,017      2,612,806        353,379
  Contract purchase payments                 10,629,386     23,159,457        684,349      2,608,315        120,795      1,190,094
  Contract terminations, withdrawal
    payments and charges                     (4,307,795)    (5,250,408)    (1,090,957)      (570,250)      (467,018)       (94,386)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014       62,187,031    150,517,076      2,342,261      4,018,082      2,266,583      1,449,087
  Contract purchase payments                  4,680,624      8,834,076        467,992      2,782,181        238,052        347,340
  Contract terminations, withdrawal
    payments and charges                     (5,318,705)   (11,694,578)      (408,679)    (2,456,423)      (448,461)      (187,648)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2015       61,548,950    147,656,574      2,401,574      4,343,840      2,056,174      1,608,779
                                         ============== ============== ============== ============== ============== ==============

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2015

                                                                          SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                                                        SFT ADVANTUS
                                           PUTNAM VT     SFT ADVANTUS   INDEX 400 MC   SFT ADVANTUS   SFT ADVANTUS   SFT ADVANTUS
                                         VOYAGER CL IB    BOND CL 2         CL2       INDEX 500 CL 2 INTL BOND CL 2  MANAGED VOL
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013        2,142,270    123,439,047     25,721,614     50,255,635     53,370,551      49,719,645
  Contract purchase payments                  2,434,897      7,919,989        779,576      3,817,293      2,179,340      66,365,065
  Contract terminations, withdrawal
    payments and charges                       (605,920)    (9,064,121)    (3,767,752)    (5,316,996)    (3,963,131)       (856,386)
                                         -------------- -------------- -------------- -------------- --------------  --------------
Units outstanding at December 31, 2014        3,971,247    122,294,915     22,733,438     48,755,932     51,586,760     115,228,324
  Contract purchase payments                  1,649,987     11,721,574      1,218,091      5,282,841      2,775,573      95,291,812
  Contract terminations, withdrawal
    payments and charges                     (2,293,122)    (9,398,241)    (3,446,517)    (6,105,877)    (3,610,454)    (23,354,629)
                                         -------------- -------------- -------------- -------------- --------------  --------------
Units outstanding at December 31, 2015        3,328,112    124,618,248     20,505,012     47,932,896     50,751,879     187,165,507
                                         ============== ============== ============== ============== ==============  ==============

                                                                          SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                          SFT ADVANTUS                                 SFT ADVANTUS
                                         MGD VOL EQUITY  SFT ADVANTUS   SFT ADVANTUS  REAL ESTATE CL     SFT IVY     SFT IVY SMALL
                                              (d)        MONEY MARKET  MORTGAGE CL 2        2           GROWTH (b)   CAP GROWTH (b)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013               --     33,237,413     40,157,011     23,420,633             --             --
  Contract purchase payments                         --     21,264,787      4,521,948      3,451,047     91,936,611     21,677,764
  Contract terminations, withdrawal
    payments and charges                             --    (21,465,835)    (3,829,772)    (3,983,508)    (8,992,532)    (1,929,325)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014               --     33,036,365     40,849,187     22,888,172     82,944,079     19,748,439
  Contract purchase payments                  5,366,219     30,950,239      4,133,985      3,911,425      3,408,667      1,358,893
  Contract terminations, withdrawal
    payments and charges                           (368)   (30,570,715)    (5,267,604)    (5,783,305)   (13,602,526)    (3,121,925)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2015        5,365,851     33,415,889     39,715,568     21,016,292     72,750,220     17,985,407
                                         ============== ============== ============== ============== ============== ==============

                                                                          SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                          SFT PYRAMIS    SFT T. ROWE      TOPS MGD                      TOPS MGD    TOPS MGD RISK
                                         CORE EQUITY CL  PRICE VALUE    RISK BAL ETF     TOPS MGD     RISK GROWTH   MOD GRO ETF CL
                                             2 (b)           (b)            CL 2      RISK FLEX ETF     ETF CL 2          2
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013               --             --     19,382,940      2,452,068     71,329,381     25,004,219
  Contract purchase payments                 28,493,032     60,411,242      4,698,313     33,564,361     18,986,969      6,458,510
  Contract terminations, withdrawal
    payments and charges                     (3,424,070)    (4,145,525)    (3,659,223)    (1,058,182)    (5,338,555)    (2,339,454)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014       25,068,962     56,265,717     20,422,030     34,958,247     84,977,795     29,123,275
  Contract purchase payments                  2,477,183        925,565      2,341,031     37,479,786      7,626,639      2,743,698
  Contract terminations, withdrawal
    payments and charges                     (4,777,480)    (6,306,214)    (2,712,543)    (3,577,102)    (7,126,149)    (5,177,477)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2015       22,768,665     50,885,068     20,050,518     68,860,931     85,478,285     26,689,496
                                         ============== ============== ============== ============== ============== ==============

----------
(a)  For the period from January 1, 2014 to May 1, 2014.
(b) For the period from May 1, 2014 through December 31, 2014 and for the year ended December 31, 2015.
(c)  For the period from May 1, 2015 through December 31, 2015.
(d)  For the period from November 18, 2015 through December 31, 2015.

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2015

(7)  FINANCIAL HIGHLIGHTS

     A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios, and total returns for the years or periods ended December 31, 2015, 2014, 2013, 2012, and 2011 is as follows:

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT     EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME     RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*     TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  --------------  ----------------------
AB VPS DYNASSTALL CL B
    2015                            98,241,805  $  1.02 to 1.05  $  103,428,549     0.72%     1.20% to 2.35%    (4.17)% to (2.48)%
    2014                            47,776,277     1.06 to 1.08      51,576,228     0.40%     1.20% to 2.25%      1.18% to 2.96%
    2013 (f)                        14,706,473     1.04 to 1.05      15,419,356     0.16%     1.20% to 2.25%      3.63% to 4.85%

AB VPS INTL VALUE CL B
    2015                             1,382,791     0.53 to 0.59         819,546     2.05%     1.20% to 2.50%     (0.58)% to 1.18%
    2014                             1,393,635     0.53 to 0.59         816,341     3.35%     1.20% to 2.50%    (9.18)% to (7.58)%
    2013                             1,466,750     0.58 to 0.63         929,598     5.79%     1.20% to 2.50%     19.17% to 21.27%
    2012                             1,615,280     0.49 to 0.52         844,155     1.42%     1.20% to 2.50%     10.85% to 12.82%
    2011                             1,526,011     0.44 to 0.46         706,778     4.00%     1.20% to 2.50%   (21.78)% to (20.40)%

AM CENTURY VP INC & GRO CL II
    2015                             1,505,202     1.63 to 2.12       3,142,886     1.82%     1.20% to 2.35%    (8.68)% to (7.07)%
    2014                             1,782,099     1.82 to 2.28       3,998,749     1.80%     1.20% to 2.10%     9.07% to 10.99%
    2013                             1,725,231     1.67 to 2.05       3,484,096     1.94%     1.20% to 2.00%     31.55% to 33.87%
    2012                             1,906,958     1.25 to 1.53       2,872,898     1.89%     1.20% to 2.05%     11.12% to 13.09%
    2011                             1,833,836     1.12 to 1.36       2,438,648     1.31%     1.20% to 2.05%     (0.13)% to 1.63%

AM CENTURY VP INFL PRO CL II
    2015                            60,467,019     1.06 to 1.20      72,601,127     1.97%     1.20% to 2.70%    (5.30)% to (3.63)%
    2014                            63,686,918     1.12 to 1.25      79,348,477     1.31%     1.20% to 2.70%      0.30% to 2.07%
    2013                            60,534,226     1.11 to 1.22      73,893,030     1.61%     1.20% to 2.70%   (11.14)% to (9.57)%
    2012                            41,474,140     1.25 to 1.35      55,985,614     2.54%     1.20% to 2.70%      4.25% to 6.09%
    2011                            28,107,292     1.19 to 1.27      35,759,209     4.06%     1.20% to 2.70%     8.50% to 10.41%

AMER FUNDS IS GLBL BOND CL 2
    2015                             6,453,310     0.90 to 0.98       6,153,395     0.05%     0.15% to 2.45%    (6.85)% to (4.21)%
    2014                             4,199,585     0.96 to 1.02       4,224,257     1.38%     0.15% to 2.45%     (1.56)% to 1.24%
    2013                             3,245,422     0.97 to 1.01       3,258,095     0.00%     0.15% to 2.45%    (5.41)% to (2.72)%
    2012                             2,676,675     1.02 to 1.04       2,789,905     2.75%     0.15% to 2.50%      3.09% to 4.91%
    2011 (h)                           806,949         0.99             802,088     3.64%     1.20% to 2.35%    (1.77)% to (0.61)%

AMER FUNDS IS GLBL GROWTH CL 2
    2015                             7,395,103     1.29 to 1.53      10,205,737     1.08%     0.15% to 2.50%      3.83% to 6.78%
    2014                             6,538,242     1.24 to 1.43       8,536,287     1.28%     0.15% to 2.50%     (0.66)% to 2.16%
    2013                             5,134,763     1.24 to 1.40       6,647,032     1.53%     0.15% to 2.50%     25.43% to 28.98%
    2012                             2,210,952     0.98 to 1.09       2,227,216     1.60%     0.15% to 2.50%     18.98% to 21.08%
    2011 (h)                           502,903         0.83             417,249     2.58%     1.20% to 2.00%   (18.01)% to (17.04)%

AMER FUNDS IS GLBL SM CP CL 2
    2015                             5,816,934     1.06 to 1.37       6,624,674     0.00%     0.15% to 2.50%     (2.65)% to 0.12%
    2014                             3,723,569     1.09 to 1.37       4,298,890     0.12%     0.15% to 2.50%     (0.85)% to 1.97%
    2013                             2,713,804     1.09 to 1.34       3,090,006     0.79%     0.15% to 2.50%     24.56% to 28.09%
    2012                               877,277     0.87 to 1.05         783,868     1.41%     0.15% to 2.50%     14.72% to 16.75%
    2011 (h)                           285,871         0.76             218,639     0.33%     1.20% to 2.00%   (24.42)% to (23.52)%

AMER FUNDS IS GROWTH CL 2
    2015                            19,494,302     1.38 to 1.47      28,687,226     0.68%     1.20% to 2.50%      3.75% to 5.58%
    2014                            14,585,631     1.33 to 1.39      20,328,839     0.89%     1.20% to 2.50%      5.36% to 7.22%
    2013                            12,048,148     1.26 to 1.30      15,662,258     1.17%     1.20% to 2.50%     26.33% to 28.56%
    2012                             3,448,221     0.99 to 1.01       3,487,125     0.99%     1.20% to 2.50%     14.45% to 16.47%
    2011 (h)                         1,224,983     0.86 to 0.87       1,063,564     0.73%     1.20% to 2.00%   (14.20)% to (13.18)%

AMER FUNDS IS GROWTH-INC CL 2
    2015                            13,268,242     1.43 to 1.52      20,197,968     1.62%     1.20% to 2.50%     (1.49)% to 0.24%
    2014                             8,257,642     1.45 to 1.52      12,539,893     1.52%     1.20% to 2.50%      7.42% to 9.32%
    2013                             6,137,442     1.34 to 1.39       8,526,063     1.77%     1.20% to 2.50%     29.63% to 31.91%
    2012                             2,883,480     1.03 to 1.05       3,036,713     2.37%     1.20% to 2.50%     14.05% to 16.07%
    2011 (h)                           893,317         0.91             810,529     2.29%     1.20% to 2.25%   (10.33)% to (9.27)%

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2015

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT     EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME     RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*     TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  --------------  ----------------------
AMER FUNDS IS INTL CL 2
    2015                            14,409,869     0.92 to 1.20      14,363,362     1.55%     0.15% to 2.70%    (7.30)% to (4.67)%
    2014                            13,361,139     1.00 to 1.26      14,093,439     1.55%     0.15% to 2.70%    (5.48)% to (2.80)%
    2013                             9,981,565     1.05 to 1.30      10,967,217     1.83%     0.15% to 2.70%     18.11% to 21.45%
    2012                             2,969,348     0.89 to 1.07       2,705,544     2.30%     0.15% to 2.50%     14.46% to 16.49%
    2011 (h)                         1,076,408         0.78             840,600     3.11%     1.20% to 2.00%   (22.83)% to (21.91)%

AMER FUNDS IS NEW WORLD CL 2
    2015                             7,991,772     0.86 to 1.06       7,289,640     0.59%     0.15% to 2.45%    (5.96)% to (3.29)%
    2014                             6,022,669     0.91 to 1.09       5,741,818     1.09%     0.15% to 2.45%   (10.55)% to (8.01)%
    2013                             4,719,618     1.01 to 1.19       4,953,443     1.74%     0.15% to 2.45%     8.15% to 11.21%
    2012                             2,121,978     0.93 to 1.07       2,028,930     1.66%     0.15% to 2.45%     14.38% to 16.4%
    2011 (h)                           638,244         0.82             520,265     2.67%     1.20% to 2.00%   (19.44)% to (18.49)%

AMER FUNDS IS US GOVT/AAA CL 2
    2015                             8,602,778     1.00 to 1.06       9,122,486     1.53%     0.15% to 2.45%     (1.36)% to 1.44%
    2014                             7,087,217     1.01 to 1.06       7,477,491     1.12%     0.15% to 2.45%      1.96% to 4.86%
    2013                             5,920,197     0.98 to 1.02       6,021,398     0.80%     0.15% to 2.45%    (5.89)% to (3.22)%
    2012                             3,553,386     1.01 to 1.06       3,776,868     1.21%     0.15% to 2.45%     (1.08)% to 0.68%
    2011 (h)                         2,062,092     1.05 to 1.06       2,177,943     3.67%     1.20% to 2.00%      4.38% to 5.61%

CLEARBRIDGE VAR SM GRO CL II
    2015 (a)                           890,548     0.95 to 0.95         849,020     0.00%     1.20% to 2.10%    (5.76)% to (4.65)%

FIDELITY VIP EQUITY-INCOME SC2
    2015                            35,793,713     1.53 to 2.16      70,913,034     2.86%     0.15% to 2.50%    (7.02)% to (4.38)%
    2014                            40,504,113     1.12 to 2.26      84,793,006     2.53%     0.15% to 2.70%      5.33% to 8.32%
    2013                            46,093,306     1.07 to 2.08      90,035,968     2.28%     0.15% to 2.70%     24.11% to 27.64%
    2012                            50,295,117     0.84 to 1.63      77,648,067     2.76%     0.15% to 2.95%     13.64% to 16.88%
    2011                            60,618,571     0.74 to 1.40      81,003,412     1.39%     0.15% to 2.95%     (2.27)% to 0.50%

FIDELITY VIP MID CAP SC2
    2015                            10,235,423     2.43 to 4.39      36,635,920     0.24%     0.15% to 2.50%    (4.49)% to (1.78)%
    2014                            11,700,083     2.54 to 4.47      43,106,140     0.02%     0.15% to 2.50%      2.95% to 5.87%
    2013                            12,574,426     2.45 to 4.23      44,258,430     0.27%     0.15% to 2.50%     31.92% to 35.67%
    2012                            13,515,841     1.85 to 3.12      35,464,418     0.38%     0.15% to 2.50%     11.22% to 14.39%
    2011                            15,224,369     1.66 to 2.72      35,354,507     0.02%     0.15% to 2.50%   (13.44)% to (10.99)%

FRANKLIN DEV MKTS VIP CL 2
    2015                            10,479,753     1.12 to 2.22      19,589,327     2.01%     0.15% to 2.50%   (21.94)% to (19.72)%
    2014                            10,524,450     1.41 to 2.79      24,440,100     1.49%     0.15% to 2.50%   (11.06)% to (8.53)%
    2013                            11,407,559     1.56 to 3.09      28,915,223     1.94%     0.15% to 2.50%    (3.80)% to (1.07)%
    2012                            11,810,871     1.59 to 3.15      29,864,458     1.38%     0.15% to 2.50%     9.86% to 12.99%
    2011                            12,761,609     1.42 to 2.82      28,506,260     0.97%     0.15% to 2.50%   (18.30)% to (15.98)%

FRANKLIN MUTUAL SHS VIP CL 2
    2015                             3,135,716     1.58 to 2.09       6,445,223     3.01%     1.20% to 2.50%    (7.70)% to (6.07)%
    2014                             4,063,516     1.71 to 2.22       8,915,822     1.96%     1.20% to 2.50%      4.01% to 5.84%
    2013                             4,885,422     1.63 to 2.10      10,088,874     2.04%     1.20% to 2.50%     24.54% to 26.73%
    2012                             5,877,310     1.31 to 1.66       9,582,151     2.02%     1.20% to 2.50%     10.92% to 12.88%
    2011                             6,596,724     1.17 to 1.47       9,512,494     2.33%     1.20% to 2.50%    (3.91)% to (2.22)%

FRANKLIN SMALL CP VAL VIP CL 2
    2015                            18,141,802     1.15 to 1.33      24,068,722     0.63%     1.20% to 2.95%   (10.08)% to (8.49)%
    2014                            17,745,713     1.28 to 1.45      25,728,082     0.60%     1.20% to 2.95%    (2.35)% to (0.63)%
    2013                            15,084,012     1.31 to 1.46      22,007,745     1.26%     1.20% to 2.95%     32.28% to 34.62%
    2012                            11,539,632     0.98 to 1.08      12,507,048     0.78%     1.20% to 2.95%     14.93% to 16.96%
    2011                             9,360,023     0.86 to 0.93       8,672,378     0.69%     1.20% to 2.95%    (6.55)% to (4.91)%

FRANKLIN SM-MD CP GR VIP CL 2
    2015                             6,223,230     1.23 to 2.53      10,189,765     0.00%     0.15% to 2.45%    (5.49)% to (2.80)%
    2014                             6,708,673     1.28 to 2.63      11,531,092     0.00%     0.15% to 2.45%      4.35% to 7.31%
    2013                             7,645,242     1.21 to 2.47      12,502,680     0.00%     0.15% to 2.45%     34.14% to 37.95%
    2012                             8,010,965     0.89 to 1.81       9,473,157     0.00%     0.15% to 2.45%     7.62% to 10.69%
    2011                             8,714,354     0.81 to 1.65       9,173,996     0.00%     0.15% to 2.50%    (7.59)% to (4.97)%

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2015

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT     EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME     RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*     TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  --------------  ----------------------
GOLDMAN SACHS VI HQ FLT RT SS
    2015                            36,212,613     0.98 to 1.05      38,011,013     0.44%     1.20% to 2.45%    (3.32)% to (1.61)%
    2014                            36,182,709     1.01 to 1.07      38,600,763     0.30%     1.20% to 2.10%    (2.99)% to (1.27)%
    2013                            33,133,371     1.03 to 1.08      35,805,714     0.46%     1.20% to 2.45%    (2.52)% to (0.80)%
    2012                            18,118,644     1.05 to 1.09      19,737,352     0.75%     1.20% to 2.45%     (0.22)% to 1.54%
    2011                             9,572,609     1.05 to 1.07      10,268,464     0.92%     1.20% to 2.45%      3.26% to 5.08%

GOLDMAN SACHS VIT GBL TRNDS SS
    2015                            97,516,000     0.98 to 1.00      97,038,369     0.11%     1.20% to 1.95%    (8.55)% to (6.94)%
    2014                            57,148,115     1.05 to 1.07      61,108,844     0.06%     1.20% to 2.10%      0.92% to 2.71%
    2013 (f)                        20,677,503         1.04          21,528,667     0.10%     1.20% to 2.00%      2.91% to 4.12%

IBBOTSON AGGRESSIVE GRWTH ETF2
    2015                             6,850,584     0.93 to 1.03       7,062,789     1.25%     1.20% to 2.50%    (5.66)% to (3.99)%
    2014                             6,536,724     0.98 to 1.07       7,019,361     5.79%     1.20% to 2.50%      1.43% to 3.22%
    2013                             5,478,172     0.96 to 1.04       5,699,302     1.24%     1.20% to 2.50%     14.69% to 16.71%
    2012                             4,146,453     0.83 to 0.89       3,696,090     1.21%     1.20% to 2.50%     10.86% to 12.82%
    2011                             4,131,287     0.75 to 0.79       3,263,545     1.09%     1.20% to 2.50%    (7.80)% to (6.18)%

IBBOTSON BALANCED ETF2
    2015                            52,527,736     1.01 to 1.12      59,036,007     1.38%     1.20% to 2.50%    (5.06)% to (3.39)%
    2014                            56,812,098     1.06 to 1.16      66,091,049     1.12%     1.20% to 2.50%      1.47% to 3.26%
    2013                            63,362,982     1.04 to 1.13      71,384,566     1.46%     1.20% to 2.50%     8.61% to 10.53%
    2012                            57,280,186     0.95 to 1.02      58,383,436     1.53%     1.20% to 2.50%      7.58% to 9.48%
    2011                            52,674,257     0.88 to 0.93      49,032,198     1.00%     1.20% to 2.50%    (3.76)% to (2.07)%

IBBOTSON CONSERVATIVE ETF2
    2015                            12,052,785     1.01 to 1.12      13,536,028     1.06%     1.20% to 2.45%    (4.08)% to (2.39)%
    2014                            13,503,420     1.05 to 1.15      15,536,483     0.98%     1.20% to 2.45%     (0.22)% to 1.54%
    2013                            15,393,100     1.05 to 1.13      17,439,339     1.23%     1.20% to 2.45%     (0.42)% to 1.34%
    2012                            16,873,386     1.04 to 1.12      18,863,156     1.49%     1.20% to 2.50%      2.13% to 3.94%
    2011                            14,234,154     1.02 to 1.08      15,306,469     1.50%     1.20% to 2.50%      0.15% to 1.91%

IBBOTSON GROWTH ETF2
    2015                            21,581,129     0.96 to 1.08      23,367,932     1.24%     1.20% to 2.70%    (5.35)% to (3.68)%
    2014                            22,903,343     1.01 to 1.12      25,745,659     1.02%     1.20% to 2.70%      1.54% to 3.33%
    2013                            24,336,913     0.99 to 1.09      26,476,167     1.15%     1.20% to 2.70%     13.16% to 15.16%
    2012                            26,285,441     0.87 to 0.94      24,831,473     1.23%     1.20% to 2.70%     9.62% to 11.56%
    2011                            28,007,306     0.79 to 0.85      23,713,461     1.07%     1.20% to 2.70%    (6.48)% to (4.83)%

IBBOTSON INCOME & GROWTH ETF2
    2015                            25,346,743     0.99 to 1.12      28,351,506     1.36%     1.20% to 2.70%    (4.54)% to (2.85)%
    2014                            30,316,413     1.03 to 1.15      34,904,814     1.11%     1.20% to 2.70%      0.30% to 2.07%
    2013                            33,387,938     1.03 to 1.13      37,660,593     1.44%     1.20% to 2.70%      4.22% to 6.06%
    2012                            32,663,934     0.98 to 1.06      34,740,164     1.65%     1.20% to 2.70%      4.72% to 6.57%
    2011                            29,626,361     0.94 to 1.00      29,562,764     0.97%     1.20% to 2.70%    (1.85)% to (0.12)%

INVESCO VI AMER VALUE SR II
    2015                             5,628,822     1.19 to 1.35       7,575,022     0.01%     1.20% to 2.70%   (12.00)% to (10.44)%
    2014                             4,062,941     1.35 to 1.50       6,105,164     0.21%     1.20% to 2.70%      6.30% to 8.17%
    2013                             3,153,968     1.27 to 1.39       4,381,262     0.65%     1.20% to 2.70%     30.05% to 32.34%
    2012                               863,715     0.98 to 1.05         906,648     0.71%     1.20% to 2.45%     13.65% to 15.66%
    2011                               370,363     0.87 to 0.91         336,094     0.67%     1.20% to 2.15%    (2.10)% to (0.38)%

INVESCO VI COMSTOCK SR II
    2015                            21,375,781     1.71 to 2.27      48,489,273     1.66%     1.20% to 2.45%    (8.92)% to (7.31)%
    2014                            20,328,052     1.87 to 2.45      49,751,315     1.15%     1.20% to 2.45%      5.93% to 7.80%
    2013                            16,599,622     1.75 to 2.27      37,687,180     1.59%     1.20% to 2.45%     31.71% to 34.04%
    2012                            10,991,471     1.33 to 1.69      18,618,264     1.64%     1.20% to 2.45%     15.46% to 17.50%
    2011                             7,583,431     1.14 to 1.44      10,932,262     1.19%     1.20% to 2.45%    (4.95)% to (3.27)%

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2015

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT     EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME     RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*     TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  --------------  ----------------------
INVESCO VI EQUITY & INC SR II
    2015                            2,623,652      1.30 to 1.59       4,142,909     2.43%     1.20% to 2.25%    (5.42)% to (3.75)%
    2014                            2,162,430      1.36 to 1.65       3,539,985     1.76%     1.20% to 2.25%      5.60% to 7.47%
    2013                            1,495,474      1.28 to 1.54       2,266,429     1.55%     1.20% to 2.25%     21.26% to 23.40%
    2012                            1,240,756      1.05 to 1.25       1,519,551     1.85%     1.20% to 2.25%     9.11% to 11.04%
    2011                            1,182,318      0.95 to 1.12       1,300,445     2.09%     1.20% to 2.25%    (4.72)% to (3.04)%

INVESCO VI GROWTH & INC SR II
    2015                            1,223,875      1.79 to 2.35       2,872,050     2.41%     1.20% to 2.50%    (6.12)% to (4.47)%
    2014                            1,434,525      1.90 to 2.46       3,523,821     1.47%     1.20% to 2.50%      6.77% to 8.65%
    2013                            1,779,511      1.77 to 2.26       4,023,181     1.34%     1.20% to 2.50%     29.88% to 32.17%
    2012                            1,713,903      1.36 to 1.71       2,931,635     1.27%     1.20% to 2.50%     11.02% to 12.98%
    2011                            1,979,462      1.22 to 1.51       2,996,894     1.04%     1.20% to 2.50%    (5.10)% to (3.43)%

INVESCO VI SM CAP EQTY SR II
    2015                           15,533,334      1.17 to 1.32      20,544,059     0.00%     1.20% to 2.70%    (8.48)% to (6.87)%
    2014                           16,624,811      1.27 to 1.42      23,608,195     0.00%     1.20% to 2.70%     (0.88)% to 0.87%
    2013                           16,800,802      1.28 to 1.41      23,652,925     0.00%     1.20% to 2.70%     33.11% to 35.45%
    2012                           13,457,293      0.95 to 1.04      13,987,224     0.00%     1.20% to 2.95%     10.33% to 12.29%
    2011                           11,301,937      0.86 to 0.93      10,460,211     0.00%     1.20% to 2.95%    (3.86)% to (2.17)%

IVY VIP ASSET STRATEGY
    2015                           67,358,063      0.92 to 2.71     178,007,763     0.36%     1.20% to 2.70%   (11.01)% to (9.44)%
    2014                           74,476,886      1.03 to 2.99     217,560,150     0.49%     1.20% to 2.75%    (8.02)% to (6.40)%
    2013                           78,191,693      1.11 to 3.19     244,199,910     1.28%     1.20% to 2.70%     21.50% to 23.64%
    2012                           75,753,723      2.26 to 2.58     191,537,131     1.12%     1.20% to 2.50%     15.70% to 17.75%
    2011                           71,302,311      1.94 to 2.19     153,224,498     1.03%     1.20% to 2.50%    (9.90)% to (8.31)%

IVY VIP BALANCED
    2015                           34,877,083      1.13 to 8.16     120,157,549     0.91%     0.15% to 2.35%    (3.22)% to (0.47)%
    2014                           35,921,678      1.15 to 8.20     130,175,660     0.93%     0.15% to 2.50%      4.45% to 7.41%
    2013                           36,894,554      1.09 to 7.64     129,179,988     1.44%     0.15% to 2.50%     20.10% to 23.51%
    2012                           34,424,607      1.37 to 6.18     105,071,224     1.47%     0.15% to 2.45%     8.49% to 11.58%
    2011                           31,908,618      1.24 to 5.54      96,745,811     2.20%     0.15% to 2.35%      0.32% to 3.16%

IVY VIP BOND
    2015                           103,645,819     1.02 to 1.33     137,757,285     2.92%     1.25% to 2.35%    (2.13)% to (1.04)%
    2014                           109,220,233     1.04 to 1.34     146,697,373     3.75%     1.25% to 2.35%      1.91% to 3.04%
    2013                           104,942,376     1.01 to 1.30     136,792,290     3.30%     1.25% to 2.35%    (4.36)% to (3.31)%
    2012                            81,501,982     1.23 to 1.35     109,872,989     3.12%     1.25% to 2.35%      3.32% to 4.46%
    2011                            66,179,900     1.19 to 1.29      85,407,411     2.72%     1.25% to 2.35%      4.82% to 5.98%

IVY VIP CORE EQUITY
    2015                            42,301,761     1.18 to 2.57     102,974,780     0.35%     0.15% to 2.70%    (3.58)% to (0.84)%
    2014                            44,306,736     1.21 to 2.62     109,770,382     0.49%     0.15% to 2.75%      6.49% to 9.51%
    2013                            41,539,661     1.12 to 2.42      94,277,730     0.49%     0.15% to 2.70%     29.63% to 33.31%
    2012                            28,187,947     1.22 to 1.83      47,527,696     0.56%     0.15% to 2.35%     15.15% to 18.42%
    2011                            21,776,227     1.04 to 1.56      31,059,322     0.36%     0.15% to 2.35%     (1.29)% to 1.51%

IVY VIP DIVIDEND OPP
    2015                            11,686,779     1.17 to 1.92      22,422,853     1.29%     1.25% to 2.35%    (4.33)% to (3.27)%
    2014                            13,352,998     1.21 to 1.98      26,486,148     1.16%     1.25% to 2.35%      7.29% to 8.48%
    2013                            14,869,053     1.12 to 1.83      27,188,761     1.55%     1.25% to 2.35%     26.60% to 28.00%
    2012                            14,459,825     1.30 to 1.43      20,656,026     1.07%     1.25% to 2.35%     10.54% to 11.77%
    2011                            14,078,589     1.17 to 1.28      17,993,911     1.02%     1.25% to 2.35%    (6.90)% to (5.87)%

IVY VIP ENERGY
    2015                             6,007,854     0.71 to 0.95       5,679,106     0.06%     1.25% to 2.35%   (23.95)% to (23.11)%
    2014                             5,753,035     0.93 to 1.23       7,072,992     0.00%     1.25% to 2.35%   (12.64)% to (11.67)%
    2013                             6,109,963     1.05 to 1.39       8,504,437     0.00%     1.25% to 2.35%     24.80% to 26.18%
    2012                             6,115,495     1.02 to 1.10       6,746,220     0.00%     1.25% to 2.35%     (0.99)% to 0.10%
    2011                             6,447,556     1.04 to 1.10       7,103,920     0.00%     1.25% to 2.35%   (11.19)% to (10.21)%

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2015

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT     EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME     RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*     TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  --------------  ----------------------
IVY VIP GLOBAL GROWTH
    2015                            33,490,781     1.03 to 2.18      69,043,299     0.42%     1.20% to 2.70%      0.39% to 2.16%
    2014                            36,111,781     1.02 to 2.14      72,784,181     2.11%     1.20% to 2.75%    (1.98)% to (0.25)%
    2013                            35,159,144     1.04 to 2.14      70,734,187     0.86%     1.20% to 2.70%     15.76% to 17.80%
    2012                            28,439,829     0.90 to 1.82      47,979,312     1.89%     1.20% to 2.70%     14.61% to 16.64%
    2011                            23,788,302     0.78 to 1.56      34,029,156     0.41%     1.20% to 2.70%   (10.01)% to (8.42)%

IVY VIP GLBL NATURAL RES
    2015                            33,612,121     0.43 to 0.91      30,520,850     0.10%     1.20% to 2.70%   (24.65)% to (23.32)%
    2014                            28,496,741     0.56 to 1.19      33,736,824     0.00%     1.20% to 2.75%   (15.57)% to (14.07)%
    2013                            28,606,857     0.67 to 1.38      39,420,130     0.00%     1.20% to 2.70%      4.67% to 6.52%
    2012                            29,850,329     0.63 to 1.30      38,629,692     0.00%     1.20% to 2.70%     (1.08)% to 0.67%
    2011                            28,493,218     0.64 to 1.29      36,641,162     0.00%     1.20% to 2.70%   (23.73)% to (22.38)%

IVY VIP GLOBAL BOND
    2015                             6,759,875     0.95 to 0.99       6,698,183     3.70%     1.25% to 2.10%    (4.91)% to (3.86)%
    2014                             7,019,226     1.00 to 1.03       7,234,714     2.25%     1.25% to 2.10%    (2.14)% to (1.06)%
    2013                             6,933,787     1.02 to 1.04       7,223,250     0.00%     1.25% to 2.10%     (0.62)% to 0.48%
    2012                             5,024,224     1.02 to 1.04       5,208,913     3.78%     1.25% to 2.10%      3.92% to 5.07%
    2011 (h)                         2,183,726     0.98 to 0.99       2,154,524     3.00%     1.25% to 2.10%    (2.07)% to (1.34)%

IVY VIP GROWTH
    2015                            26,869,223     1.35 to 2.31      61,983,332     0.11%     0.15% to 2.35%      4.68% to 5.84%
    2014                            30,275,987     1.28 to 2.18      65,989,998     0.24%     0.15% to 2.35%     9.21% to 10.42%
    2013                            86,466,716     1.15 to 6.65     213,651,585     0.43%     0.15% to 2.70%     32.49% to 36.25%
    2012                            93,529,444     0.85 to 4.93     171,638,603     0.06%     0.15% to 2.95%     9.46% to 12.57%
    2011                            94,605,992     0.77 to 4.43     158,364,311     4.02%     0.15% to 2.95%     (0.84)% to 1.97%

IVY VIP HIGH INCOME
    2015                            69,605,101     0.92 to 1.90      85,240,150     6.18%     1.20% to 2.95%    (9.22)% to (7.62)%
    2014                            73,091,861     1.01 to 2.06      98,039,313     5.60%     1.20% to 3.00%     (1.06)% to 0.69%
    2013                            29,855,621     1.02 to 2.04      53,904,115     4.48%     1.20% to 2.95%      7.29% to 9.18%
    2012                            23,189,936     1.70 to 1.87      43,430,987     6.39%     1.25% to 2.35%     15.88% to 17.16%
    2011                            24,034,242     1.47 to 1.60      38,417,989     7.24%     1.25% to 2.35%      2.82% to 3.96%

IVY VIP INTL CORE EQUITY
    2015                            63,849,455     0.92 to 5.84     164,116,138     1.29%     0.15% to 2.95%    (3.82)% to (1.09)%
    2014                            69,049,904     0.96 to 5.90     181,226,029     2.53%     0.15% to 3.00%     (1.51)% to 1.29%
    2013                            75,575,716     0.97 to 5.83     198,584,479     1.65%     0.15% to 2.95%     21.28% to 24.72%
    2012                            80,872,427     0.80 to 4.67     173,054,725     2.30%     0.15% to 2.95%     10.03% to 13.16%
    2011                            79,871,271     0.73 to 4.13     154,972,837     1.55%     0.15% to 2.95%   (16.39)% to (14.01)%

IVY VIP LIMITED-TERM BOND
    2015                            37,007,768     0.97 to 1.01      37,336,399     1.52%     1.25% to 2.10%    (1.47)% to (0.38)%
    2014                            35,060,416     0.98 to 1.01      35,507,176     0.56%     1.25% to 2.10%    (1.37)% to (0.28)%
    2013                            29,301,920     0.99 to 1.02      29,758,599     0.00%     1.25% to 2.35%    (2.84)% to (1.77)%
    2012                            12,787,214     1.02 to 1.03      13,221,134     4.27%     1.25% to 2.10%      0.96% to 2.07%
    2011 (h)                         4,572,538         1.01           4,631,428     2.70%     1.25% to 2.10%      0.54% to 1.28%

IVY VIP MICRO CAP GROWTH
    2015                             9,868,679     1.01 to 3.37      23,559,362     0.00%     0.15% to 2.50%   (11.80)% to (9.30)%
    2014                            11,200,328     1.13 to 3.72      29,998,995     0.00%     0.15% to 2.50%    (4.60)% to (1.89)%
    2013                            12,081,016     1.17 to 3.79      33,572,563     0.00%     0.15% to 2.45%     52.72% to 57.05%
    2012                            11,690,982     1.43 to 2.41      20,455,674     0.00%     0.15% to 2.45%     8.58% to 11.67%
    2011                            11,475,577     1.31 to 2.16      18,327,832     0.00%     0.15% to 2.45%    (9.71)% to (7.15)%

IVY VIP MID CAP GROWTH
    2015                            25,882,239     1.06 to 2.39      61,788,557     0.00%     1.20% to 2.70%    (8.52)% to (6.90)%
    2014                            26,623,415     1.15 to 2.57      68,287,685     0.00%     1.20% to 2.75%      4.73% to 6.58%
    2013                            25,625,540     1.09 to 2.41      61,674,250     0.00%     1.20% to 2.70%     26.16% to 28.39%
    2012                            16,758,602     1.70 to 1.88      31,405,038     0.00%     1.20% to 2.50%     10.25% to 12.20%
    2011                            11,743,579     1.55 to 1.67      19,611,643     0.01%     1.20% to 2.35%    (3.44)% to (1.74)%

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2015

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT     EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME     RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*     TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  --------------  ----------------------
IVY VIP MONEY MARKET
    2015                            12,701,671     0.91 to 1.01      12,769,086     0.02%     1.25% to 2.10%    (2.30)% to (1.22)%
    2014                            12,038,044     0.93 to 1.02      12,251,690     0.02%     1.25% to 2.10%    (2.30)% to (1.22)%
    2013                            13,444,125     0.95 to 1.03      13,852,053     0.02%     1.25% to 2.10%    (2.30)% to (1.22)%
    2012                            11,851,618     0.97 to 1.04      12,361,898     0.02%     1.25% to 2.10%    (2.31)% to (1.23)%
    2011                            11,474,152     0.99 to 1.06      12,115,872     0.02%     1.25% to 2.10%    (2.30)% to (1.23)%

IVY VIP PATH MOD AGG MVF
    2015                            49,451,042     1.04 to 1.06      52,387,086     0.00%     1.20% to 1.95%    (3.59)% to (1.89)%
    2014                            30,952,583     1.07 to 1.08      33,433,493     1.98%     1.20% to 2.00%      0.89% to 2.67%
    2013 (e)                         4,483,033         1.05           4,718,009     0.00%     1.20% to 1.85%      4.81% to 5.25%

IVY VIP PATH MOD CON MVF
    2015                            24,975,196     1.02 to 1.04      25,940,994     0.00%     1.20% to 2.00%    (3.41)% to (1.70)%
    2014                            13,062,845     1.05 to 1.06      13,808,708     1.13%     1.20% to 2.10%      0.06% to 1.83%
    2013 (e)                         1,511,308         1.04           1,569,503     0.00%     1.20% to 1.85%      3.42% to 3.86%

IVY VIP PATH MOD MVF
    2015                           252,688,811     1.04 to 1.06     266,681,466     0.00%     1.20% to 1.90%    (3.32)% to (1.61)%
    2014                           118,871,914     1.06 to 1.07     127,553,733     1.17%     1.20% to 1.90%      0.73% to 2.51%
    2013 (e)                        12,202,626         1.05          12,777,268     0.00%     1.20% to 1.85%      4.28% to 4.72%

IVY VIP PATHFINDER AGGRESSIVE
    2015                            13,271,878     1.13 to 1.37      18,139,163     2.72%     1.25% to 2.10%    (1.99)% to (0.91)%
    2014                            11,881,250     1.14 to 1.38      16,387,496     0.85%     1.25% to 2.10%      2.42% to 3.56%
    2013                            11,324,682     1.11 to 1.33      15,083,577     6.82%     1.25% to 2.10%     24.18% to 25.56%
    2012                             8,710,996     1.02 to 1.06       9,241,185     0.88%     1.25% to 2.10%     9.56% to 10.78%
    2011                             8,401,205     0.93 to 0.96       8,044,198     1.18%     1.25% to 2.10%    (6.38)% to (5.34)%

IVY VIP PATHFINDER CONSERV
    2015                            27,495,279     1.08 to 1.25      34,384,095     1.15%     1.25% to 2.10%    (1.88)% to (0.80)%
    2014                            29,844,909     1.09 to 1.26      37,621,745     1.06%     1.25% to 2.35%      0.99% to 2.11%
    2013                            31,137,476     1.16 to 1.23      38,441,011     5.76%     1.25% to 2.35%     12.09% to 13.32%
    2012                            32,510,842     1.03 to 1.09      35,416,934     0.94%     1.25% to 2.35%      4.45% to 5.61%
    2011                            29,399,669     1.00 to 1.03      30,322,228     1.30%     1.25% to 2.10%    (1.59)% to (0.5)%

IVY VIP PATHFINDER MOD AGGR
    2015                           188,075,050     1.11 to 1.34     252,183,485     2.30%     1.25% to 2.35%    (2.26)% to (1.18)%
    2014                           193,683,655     1.13 to 1.36     262,812,222     1.04%     1.25% to 2.35%      2.18% to 3.31%
    2013                           199,993,740     1.23 to 1.31     262,668,042     5.45%     1.25% to 2.35%     20.94% to 22.28%
    2012                           188,978,835     1.02 to 1.07     202,976,405     0.76%     1.25% to 2.35%      8.22% to 9.42%
    2011                           157,784,952     0.94 to 0.98     154,854,114     0.81%     1.25% to 2.35%    (5.27)% to (4.22)%

IVY VIP PATHFINDER MOD CONS
    2015                            57,293,113     1.09 to 1.29      73,874,734     1.48%     1.25% to 2.15%    (2.00)% to (0.92)%
    2014                            60,897,488     1.10 to 1.30      79,249,009     0.99%     1.25% to 2.35%      1.47% to 2.59%
    2013                            66,516,350     1.19 to 1.27      84,376,051     4.97%     1.25% to 2.35%     14.98% to 16.25%
    2012                            56,885,400     1.04 to 1.09      62,073,747     0.91%     1.25% to 2.35%      5.88% to 7.05%
    2011                            48,794,221     1.00 to 1.02      49,730,877     1.09%     1.25% to 1.90%    (2.32)% to (1.24)%

IVY VIP PATHFINDER MODERATE
    2015                           164,048,931     1.10 to 1.32     216,131,907     1.69%     1.25% to 2.35%    (2.01)% to (0.93)%
    2014                           172,610,501     1.11 to 1.33     229,539,028     1.04%     1.25% to 2.35%      1.82% to 2.94%
    2013                           179,607,449     1.09 to 1.29     232,016,381     4.78%     1.25% to 2.35%     18.03% to 19.34%
    2012                           172,188,520     1.03 to 1.08     186,390,832     0.94%     1.25% to 2.35%      6.97% to 8.16%
    2011                           142,546,422     0.96 to 1.00     142,647,642     1.06%     1.25% to 2.35%    (3.75)% to (2.68)%

IVY VIP REAL ESTATE SEC
    2015                             5,392,588     1.36 to 2.41      12,978,484     1.01%     1.25% to 2.35%      2.35% to 3.48%
    2014                             6,610,779     1.32 to 2.33      15,374,171     1.03%     1.25% to 2.35%     27.15% to 28.55%
    2013                             7,305,391     1.04 to 1.81      13,215,918     1.11%     1.25% to 2.35%    (1.22)% to (0.13)%
    2012                             7,467,113     1.65 to 1.81      13,525,470     0.73%     1.25% to 2.35%     14.98% to 16.25%
    2011                             8,017,939     1.43 to 1.56      12,492,706     0.77%     1.25% to 2.35%      2.58% to 3.71%

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2015

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT     EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME     RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*     TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  --------------  ----------------------
IVY VIP SCIENCE & TECH
    2015                            21,292,766     1.14 to 3.52      70,869,765     0.00%     1.20% to 2.95%    (5.70)% to (4.04)%
    2014                            21,133,818     1.20 to 3.66      73,024,419     0.00%     1.20% to 3.00%     (0.08)% to 1.68%
    2013                            23,249,425     1.19 to 3.60      78,961,071     0.00%     1.20% to 2.95%     51.84% to 54.52%
    2012                            21,813,387     1.22 to 2.33      47,728,649     0.00%     1.20% to 2.70%     24.11% to 26.30%
    2011                            21,675,426     0.98 to 1.85      37,530,970     0.00%     1.20% to 2.70%    (8.50)% to (6.89)%

IVY VIP SMALL CAP GROWTH
    2015                            14,655,153     1.11 to 1.94      28,383,251     0.00%     0.15% to 2.35%     (0.48)% to 0.62%
    2014                            16,538,924     1.11 to 1.92      31,835,084     0.00%     0.15% to 2.35%     (0.77)% to 0.33%
    2013                            33,183,894     1.12 to 4.42      77,759,128     0.00%     0.15% to 2.70%     39.20% to 43.14%
    2012                            33,350,240     0.91 to 3.09      55,911,570     0.00%     0.15% to 2.70%      2.10% to 5.01%
    2011                            32,636,535     1.20 to 2.94      54,068,639     0.00%     0.15% to 2.50%   (13.20)% to (10.74)%

IVY VIP SMALL CAP VALUE
    2015                            22,295,254     1.10 to 3.56      53,459,734     0.09%     0.15% to 2.50%    (8.33)% to (5.73)%
    2014                            25,893,192     1.19 to 3.78      66,189,449     0.09%     0.15% to 2.75%      3.93% to 6.89%
    2013                            28,772,551     1.13 to 3.53      69,610,037     0.85%     0.15% to 2.70%     29.65% to 33.33%
    2012                            31,577,378     1.08 to 2.65      57,793,996     0.44%     0.15% to 2.70%     15.18% to 18.46%
    2011                            35,246,034     0.94 to 2.24      55,427,264     0.48%     0.15% to 2.70%   (15.32)% to (12.92)%

IVY VIP VALUE
    2015                            42,247,025     1.14 to 4.71      94,101,042     0.77%     0.15% to 2.45%    (6.71)% to (4.06)%
    2014                            44,676,370     1.21 to 4.90     104,574,213     1.09%     0.15% to 2.50%     7.72% to 10.78%
    2013                            47,324,536     1.12 to 4.43     100,335,907     0.75%     0.15% to 2.45%     31.40% to 35.13%
    2012                            44,446,618     1.25 to 3.28      70,629,414     1.31%     0.15% to 2.45%     15.42% to 18.70%
    2011                            49,224,011     1.06 to 2.76      66,603,573     0.74%     0.15% to 2.35%   (10.01)% to (7.46)%

JANUS ASPEN BALANCED SS
    2015                             9,583,902     1.86 to 2.32      22,204,991     1.38%     1.20% to 2.50%    (2.51)% to (0.79)%
    2014                             9,091,698     1.90 to 2.34      21,223,172     1.54%     1.20% to 2.50%      5.09% to 6.95%
    2013                             8,307,837     1.80 to 2.19      18,122,843     1.36%     1.20% to 2.50%     16.32% to 18.37%
    2012                             8,271,257     1.54 to 1.85      15,241,017     2.58%     1.20% to 2.50%     10.07% to 12.02%
    2011                             8,261,325     1.39 to 1.65      13,581,346     2.20%     1.20% to 2.50%     (1.58)% to 0.15%

JANUS ASPEN FLEXIBLE BOND SS
    2015 (a)                         7,734,750     0.97 to 0.98       7,574,771     2.00%     1.20% to 2.45%    (3.21)% to (2.07)%

JANUS ASPEN FORTY SS
    2015                            17,310,280     1.62 to 3.09      41,255,223     0.00%     0.15% to 2.50%     8.68% to 11.77%
    2014                            16,700,439     1.47 to 2.80      36,077,983     0.03%     0.15% to 2.50%      5.31% to 8.30%
    2013                            18,886,986     1.37 to 2.61      37,829,729     0.58%     0.15% to 2.50%     27.08% to 30.69%
    2012                            19,100,462     1.06 to 2.02      28,002,189     0.57%     0.15% to 2.50%     20.25% to 23.67%
    2011                            21,614,979     0.87 to 1.65      25,774,793     0.25%     0.15% to 2.50%    (9.64)% to (7.08)%

JANUS ASPEN OVERSEAS SS
    2015                            22,096,401     0.68 to 2.50      45,930,770     0.50%     0.15% to 2.70%   (11.46)% to (8.94)%
    2014                            23,854,503     0.76 to 2.78      54,691,693     2.97%     0.15% to 2.70%   (14.66)% to (12.23)%
    2013                            26,305,311     0.89 to 3.21      68,802,825     3.09%     0.15% to 2.70%     10.96% to 14.11%
    2012                            29,896,862     0.79 to 2.85      68,138,723     0.62%     0.15% to 2.95%     9.88% to 13.01%
    2011                            31,549,934     0.72 to 2.53      62,638,589     0.38%     0.15% to 2.95%   (34.30)% to (32.44)%

JANUS ASPEN PERK MID CP VAL SS
    2015                            16,837,754     1.19 to 1.34      22,615,507     1.04%     1.20% to 2.70%    (6.49)% to (4.84)%
    2014                            17,099,250     1.27 to 1.41      24,134,583     1.27%     1.20% to 2.70%      5.29% to 7.15%
    2013                            17,688,212     1.20 to 1.32      23,300,705     1.18%     1.20% to 2.70%     22.16% to 24.31%
    2012                            12,003,773     0.97 to 1.06      12,720,933     0.92%     1.20% to 2.95%      7.55% to 9.46%
    2011                             8,530,875     0.90 to 0.97       8,258,913     0.62%     1.20% to 2.95%    (5.80)% to (4.14)%

MFS VIT II INTL VALUE SC
    2015 (a)                         4,482,304     0.96 to 0.97       4,333,292     1.76%     1.20% to 2.45%    (4.45)% to (3.32)%

MFS VIT MID CAP GROWTH SER SC
    2015                               629,567     1.54 to 2.21       1,345,365     0.00%     1.20% to 2.45%      1.40% to 3.19%
    2014                               513,940     1.51 to 2.14       1,048,754     0.00%     1.20% to 2.45%      5.40% to 7.26%
    2013                               549,856     1.42 to 1.99       1,041,853     0.00%     1.20% to 2.45%     33.23% to 35.58%
    2012                               611,502     1.06 to 1.47         851,441     0.00%     1.20% to 2.45%     13.03% to 15.03%
    2011                               575,827     0.93 to 1.28         687,831     0.00%     1.20% to 2.20%    (8.89)% to (7.28)%

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2015

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT     EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME     RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*     TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  --------------  ----------------------
MORGSTANLEY UIF EMG MK EQ CL 2
    2015                            35,523,730     0.56 to 0.64      22,587,299     0.75%     1.20% to 2.70%   (13.31)% to (11.77)%
    2014                            31,777,048     0.65 to 0.72      22,901,375     0.32%     1.20% to 2.70%    (7.33)% to (5.69)%
    2013                            24,207,956     0.70 to 0.76      18,500,069     1.10%     1.20% to 2.70%    (3.97)% to (2.28)%
    2012                            12,451,514     0.72 to 0.78       9,738,154     0.00%     1.20% to 2.70%     16.34% to 18.40%
    2011                             9,348,723     0.62 to 0.66       6,174,717     0.37%     1.20% to 2.70%   (20.61)% to (19.21)%

NEUBERGERBERMAN SOC RESP S CL
    2015                             1,585,733     1.25 to 1.38       2,188,683     0.38%     1.20% to 2.45%    (3.48)% to (1.78)%
    2014                             1,196,290     1.28 to 1.41       1,681,074     0.11%     1.20% to 2.45%      6.91% to 8.80%
    2013                             1,088,726     1.19 to 1.29       1,406,230     0.71%     1.20% to 2.45%     33.43% to 35.78%
    2012                               591,475     0.89 to 0.95         562,689     0.10%     1.20% to 2.45%      7.51% to 9.41%
    2011                               577,007     0.83 to 0.87         501,637     0.27%     1.20% to 2.35%    (5.96)% to (4.31)%

OPPENHEIMER INTL GROW VA SS
    2015                            12,397,949     1.92 to 2.97      36,036,841     0.91%     1.20% to 2.45%      0.11% to 1.88%
    2014                            12,089,421     1.91 to 2.92      34,504,984     0.92%     1.20% to 2.45%    (9.85)% to (8.26)%
    2013                             8,926,807     2.11 to 3.20      27,679,142     0.92%     1.20% to 2.45%     22.06% to 24.21%
    2012                             2,384,502     1.72 to 2.58       5,773,145     1.08%     1.20% to 2.45%     18.14% to 20.23%
    2011                             2,156,904     1.45 to 2.10       4,344,425     0.75%     1.20% to 2.45%   (10.29)% to (8.71)%

OPPENHEIMER MS SM CAP VA SS
    2015                             1,933,062     1.31 to 1.46       2,816,556     0.58%     1.20% to 2.50%    (8.83)% to (7.21)%
    2014                             1,344,478     1.43 to 1.57       2,111,345     0.64%     1.20% to 2.50%     8.41% to 10.32%
    2013                             1,300,521     1.31 to 1.42       1,851,218     0.73%     1.20% to 2.50%     36.54% to 38.95%
    2012                               944,449     0.96 to 1.02         967,529     0.31%     1.20% to 2.50%     14.23% to 16.25%
    2011                               639,874     0.83 to 0.88         563,809     0.39%     1.20% to 2.50%    (5.22)% to (3.55)%

PIMCO VIT GLB DIV ALL ADV CL
    2015                            75,440,235     0.99 to 1.02      76,801,335     3.14%     1.20% to 2.10%    (8.30)% to (6.68)%
    2014                            36,960,899     1.07 to 1.09      40,321,539     6.06%     1.20% to 2.10%      2.58% to 4.39%
    2013 (f)                        10,798,585     1.04 to 1.05      11,284,615     7.12%     1.20% to 2.10%      3.29% to 4.50%

PIMCO VIT LOW DUR PORT ADV CL
    2015                            61,548,950     0.96 to 1.03      63,470,761     3.32%     1.20% to 2.45%    (2.70)% to (0.98)%
    2014                            62,187,031     0.98 to 1.04      64,764,833     1.04%     1.20% to 2.45%    (2.18)% to (0.45)%
    2013                            55,865,440     1.00 to 1.05      58,445,137     1.31%     1.20% to 2.50%    (3.13)% to (1.42)%
    2012                            35,586,911     1.03 to 1.06      37,768,230     1.79%     1.20% to 2.50%      2.66% to 4.48%
    2011                            21,831,704     0.99 to 1.02      22,175,603     1.57%     1.20% to 2.45%    (1.92)% to (0.20)%

PIMCO VIT TOTAL RETURN ADV CL
    2015                           147,656,574     1.04 to 1.13     166,770,221     4.84%     1.20% to 2.70%    (2.57)% to (0.85)%
    2014                           150,517,076     1.06 to 1.14     171,456,699     2.14%     1.20% to 2.70%      1.15% to 2.94%
    2013                           132,608,027     1.05 to 1.11     146,752,783     2.17%     1.20% to 2.70%    (4.90)% to (3.22)%
    2012                            67,799,971     1.10 to 1.14      77,528,778     2.47%     1.20% to 2.70%      6.30% to 8.18%
    2011                            37,179,019     1.03 to 1.06      39,293,611     2.56%     1.20% to 2.70%      0.50% to 2.27%

PUTNAM VT EQUITY INCOME CL IB
    2015                             2,401,574     1.60 to 2.04       4,834,224     1.67%     1.20% to 2.20%    (5.86)% to (4.20)%
    2014                             2,342,261     1.68 to 2.13       4,919,650     1.99%     1.20% to 2.20%     9.39% to 11.32%
    2013                             2,748,869     1.53 to 1.91       5,207,946     1.71%     1.20% to 2.20%     28.57% to 30.84%
    2012                             2,053,229     1.17 to 1.46       2,957,298     2.16%     1.20% to 2.30%     15.83% to 17.88%
    2011                             1,873,293     1.00 to 1.24       2,258,298     1.77%     1.20% to 2.30%     (1.04)% to 0.71%

PUTNAM VT GROWTH AND INC CL IB
    2015                             4,343,840     1.47 to 1.90       8,196,579     2.37%     1.20% to 2.45%   (10.22)% to (8.63)%
    2014                             4,018,082     1.63 to 2.08       8,290,582     0.88%     1.20% to 2.45%      7.51% to 9.41%
    2013                             1,980,017     1.51 to 1.90       3,700,048     1.15%     1.20% to 2.45%     31.74% to 34.06%
    2012                               907,577     1.14 to 1.41       1,239,146     1.62%     1.20% to 2.45%     15.67% to 17.71%
    2011                               909,266     0.98 to 1.20       1,043,398     1.30%     1.20% to 2.45%    (7.41)% to (5.78)%

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2015

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT     EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME     RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*     TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  --------------  ----------------------
PUTNAM VT INTER EQ CL IB
    2015                             2,056,174     0.77 to 1.81       3,508,668     1.21%     1.20% to 2.70%     (2.77)% to (1.05)%
    2014                             2,266,583     0.79 to 1.83       3,917,834     0.96%     1.20% to 2.70%     (9.49)% to (7.89)%
    2013                             2,612,806     0.87 to 1.98       4,930,194     1.49%     1.20% to 2.70%      24.35% to 26.54%
    2012                             3,157,120     0.70 to 1.57       4,726,792     2.23%     1.20% to 2.70%      18.36% to 20.46%
    2011                             3,595,873     0.59 to 1.30       4,483,286     3.46%     1.20% to 2.70%    (19.35)% to (17.92)%

PUTNAM VT MULTI-CAP GRO CL IB
    2015                             1,608,779     1.85 to 2.49       3,963,044     0.48%     1.20% to 2.10%     (3.19)% to (1.48)%
    2014                             1,449,087     1.90 to 2.53       3,625,258     0.13%     1.20% to 2.10%      10.19% to 12.14%
    2013                               353,379     1.66 to 2.26         768,937     0.48%     1.20% to 2.35%      32.48% to 34.81%
    2012                               324,530     1.25 to 1.67         522,349     0.23%     1.20% to 2.35%      13.36% to 15.36%
    2011                               368,643     1.09 to 1.45         510,718     0.25%     1.20% to 2.35%     (7.84)% to (6.21)%

PUTNAM VT VOYAGER CL IB
    2015                             3,328,112     1.64 to 2.17       7,143,855     1.49%     1.20% to 2.45%     (8.84)% to (7.23)%
    2014                             3,971,247     1.79 to 2.34       9,206,811     0.43%     1.20% to 2.45%       6.53% to 8.41%
    2013                             2,142,270     1.67 to 2.16       4,535,399     0.87%     1.20% to 2.45%      39.55% to 42.01%
    2012                             2,591,926     1.23 to 1.52       3,868,149     0.33%     1.20% to 2.00%      10.90% to 12.86%
    2011                             2,756,533     1.09 to 1.35       3,637,630     0.00%     1.20% to 2.05%    (20.23)% to (18.83)%

SFT ADVANTUS BOND CL 2
    2015                           124,618,248     1.07 to 5.12     193,255,265     0.00%     0.15% to 2.70%      (2.76)% to 0.01%
    2014                           122,294,915     1.10 to 5.12     193,902,325     0.00%     0.15% to 2.70%       3.20% to 6.13%
    2013                           123,439,047     1.05 to 4.83     188,394,921     0.00%     0.15% to 2.95%     (3.54)% to (0.80)%
    2012                           116,666,035     1.08 to 4.86     185,820,211     0.00%     0.15% to 2.95%       4.29% to 7.25%
    2011                           123,104,222     1.04 to 4.54     185,651,283     0.00%     0.15% to 2.95%       6.53% to 7.86%

SFT ADVANTUS INDEX 400 MC CL 2
    2015                            20,505,012     1.40 to 4.62      67,076,129     0.00%     0.15% to 2.95%     (5.46)% to (2.78)%
    2014                            22,733,438     1.48 to 4.75      76,637,719     0.00%     0.15% to 2.95%       6.06% to 9.07%
    2013                            25,721,614     1.40 to 4.36      79,959,398     0.00%     0.15% to 2.95%      28.92% to 32.58%
    2012                            29,094,337     1.08 to 3.29      68,544,002     0.00%     0.15% to 2.95%      13.83% to 17.07%
    2011                            30,994,418     0.95 to 2.81      62,696,742     0.00%     0.15% to 2.95%     (5.10)% to (2.41)%

SFT ADVANTUS INDEX 500 CL 2
    2015                            47,932,896     1.30 to 9.81     175,837,831     0.00%     0.15% to 2.70%      (2.00)% to 0.78%
    2014                            48,755,932     1.32 to 9.73     181,518,328     0.00%     0.15% to 2.70%      9.84% to 12.96%
    2013                            50,255,635     1.20 to 8.62     169,024,269     0.00%     0.15% to 2.70%      27.88% to 31.51%
    2012                            47,360,200     1.06 to 6.55     128,781,432     0.00%     0.15% to 2.65%      12.06% to 15.25%
    2011                            51,633,033     0.93 to 5.68     121,561,386     0.00%     0.15% to 2.65%      (1.35)% to 1.44%
                                    64,777,011     0.75 to 4.90     131,119,756     0.00%     0.15% to 2.65%      22.21% to 25.68%

SFT ADVANTUS INTL BOND CL 2
    2015                            50,751,879     1.29 to 2.67      85,334,680     0.00%     0.15% to 2.70%     (6.95)% to (4.31)%
    2014                            51,586,760     1.38 to 2.79      91,906,893     0.00%     0.15% to 2.70%      (1.25)% to 1.55%
    2013                            53,370,551     1.39 to 2.74      94,801,068     0.00%     0.15% to 2.95%     (2.98)% to (0.23)%
    2012                            49,041,835     1.42 to 2.75      89,932,944     0.00%     0.15% to 2.95%      12.81% to 16.02%
    2011                            48,013,724     1.26 to 2.37      77,525,751     0.00%     0.15% to 2.95%     (3.15)% to (0.41)%

SFT ADVANTUS MANAGED VOL
    2015                           187,165,507     1.05 to 1.09     203,486,820     0.00%     1.20% to 2.45%     (6.06)% to (4.40)%
    2014                           115,228,324     1.11 to 1.14     131,044,394     0.00%     1.20% to 2.45%       4.98% to 6.83%
    2013 (f)                        49,719,645         1.06          52,930,577     0.00%     1.20% to 1.95%       5.22% to 6.46%

SFT ADVANTUS MGD VOL EQUITY
    2015 (b)                         5,365,851         1.00           5,362,137     0.00%     1.20% to 1.85%       0.29% to 0.50%

SFT ADVANTUS MONEY MARKET
    2015                            33,415,889     0.85 to 2.35      36,958,618     0.00%     0.15% to 2.50%     (2.91)% to (0.15)%
    2014                            33,036,365     0.85 to 2.36      38,132,876     0.00%     0.15% to 2.70%     (2.91)% to (0.15)%
    2013                            33,237,413     0.87 to 2.36      39,432,534     0.00%     0.15% to 2.70%     (2.91)% to (0.15)%
    2012                            36,256,062     0.89 to 2.36      44,390,256     0.00%     0.15% to 2.95%     (2.92)% to (0.15)%
    2011                            42,378,889     0.91 to 2.37      53,238,712     0.00%     0.15% to 2.95%     (2.90)% to (0.15)%

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2015

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT     EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME     RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*     TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  ----------- ----------------  ---------------------
SFT ADVANTUS MORTGAGE CL 2
    2015                            39,715,568     0.94 to 4.89      59,041,770     0.00%      0.15% to 2.70%    (0.05)% to 2.79%
    2014                            40,849,187     0.94 to 4.76      61,251,416     0.00%      0.15% to 2.70%     2.69% to 5.60%
    2013                            40,157,011     0.91 to 4.51      59,060,052     0.00%      0.15% to 2.70%   (4.83)% to (2.12)%
    2012                            34,733,069     0.96 to 4.60      56,007,270     0.00%      0.15% to 2.95%     0.47% to 3.33%
    2011                            38,393,703     0.94 to 4.46      61,244,089     0.00%      0.15% to 2.95%     3.64% to 6.57%

SFT ADVANTUS REAL ESTATE CL 2
    2015                            21,016,292     1.34 to 4.91      78,465,052     0.00%      0.15% to 2.70%     1.94% to 4.83%
    2014                            22,888,172     1.31 to 4.68      82,446,929     0.00%      0.15% to 2.70%    26.59% to 30.18%
    2013                            23,420,633     1.01 to 3.60      65,476,353     0.00%      0.15% to 2.95%    (1.79)% to 1.00%
    2012                            20,836,995     0.03 to 3.58      58,910,326     0.00%      0.15% to 2.95%    14.47% to 17.72%
    2011                            21,720,712     0.90 to 3.08      52,758,375     0.00%      0.15% to 2.95%     2.36% to 5.26%

SFT IVY GROWTH
    2015                            72,750,220     1.33 to 7.75     209,421,578     0.00%      0.15% to 2.95%     3.64% to 6.58%
    2014                            82,944,079     1.27 to 7.35     224,075,624     0.00%      0.15% to 2.95%    10.75% to 12.85%

SFT IVY SMALL CAP GROWTH
    2015 (c)                        17,985,407     1.18 to 4.32      44,780,293     0.00%      0.07% to 2.62%    (6.39)% to 3.73%
    2014 (d)                        19,748,439     1.25 to 4.48      51,323,384     0.00%      0.08% to 2.63%     6.66% to 8.69%

SFT PYRAMIS CORE EQUITY CL 2
    2015 (c)                        22,768,665     1.32 to 2.92      60,807,646     0.00%    (0.07)% to 2.48%   (1.99)% to 0.80%
    2014 (d)                        25,068,962     1.34 to 2.92      66,977,999     0.00%      0.03% to 2.58%    9.46% to 11.53%

SFT T. ROWE PRICE VALUE
    2015 (c)                        50,885,068     1.25 to 2.52     127,868,449     0.00%      1.16% to 2.91%   (4.84)% to (3.16)%
    2014 (d)                        56,265,717     1.31 to 2.60     146,020,559     0.00%      1.17% to 2.92%     6.09% to 7.35%

TOPS MGD RISK BAL ETF CL 2
    2015                            20,050,518     1.00 to 1.05      20,969,313     1.25%      1.20% to 2.45%   (7.27)% to (5.64)%
    2014                            20,422,030     1.07 to 1.11      22,633,674     0.97%      1.20% to 2.45%     0.06% to 1.83%
    2011                            19,382,940     1.07 to 1.09      21,096,098     0.98%      1.20% to 2.45%     4.79% to 6.64%
    2012 (g)                         7,120,925     1.01 to 1.02       7,267,326     0.12%      1.20% to 2.25%     0.87% to 2.06%

TOPS MGD RISK FLEX ETF
    2015                            68,860,931     0.96 to 0.98      67,186,225     0.49%      1.20% to 2.15%   (7.96)% to (6.33)%
    2014                            34,958,247     1.03 to 1.04      36,414,844     0.10%      1.20% to 2.15%    (0.44)% to 1.32%
    2013 (e)                         2,452,068        1.03            2,520,954     0.00%      1.20% to 1.85%     2.38% to 2.81%

TOPS MGD RISK GROWTH ETF CL 2
    2015                            85,478,285     1.01 to 1.05      89,469,644     1.43%      1.20% to 2.25%  (11.79)% to (10.23)%
    2014                            84,977,795     1.13 to 1.17      99,082,427     0.88%      1.20% to 2.25%    (1.63)% to 0.10%
    2013                            71,329,381     1.14 to 1.16      83,081,940     1.30%      1.20% to 2.25%    12.59% to 14.57%
    2012 (g)                        10,397,862     1.01 to 1.02      10,570,257     0.10%      1.20% to 2.25%     0.48% to 1.66%

TOPS MGD RISK MOD GRO ETF CL 2
    2015                            26,689,496     1.02 to 1.06      28,410,320     1.33%      1.20% to 2.25%   (9.08)% to (7.48)%
    2014                            29,123,275     1.12 to 1.15      33,506,104     1.04%      1.20% to 2.25%    (0.18)% to 1.58%
    2013                            25,004,219     1.11 to 1.13      28,318,918     0.99%      1.20% to 2.25%    9.13% to 11.05%
    2012 (g)                         5,844,665     1.01 to 1.02       5,960,555     0.13%      1.20% to 2.25%     0.80% to 1.98%


----------
* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividends rather than paying dividends in cash or reinvested shares, the sub-account does not record investment income.

** This ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges. The ratios include expenses that result in a direct reduction to unit values as well as applicable fee waivers that result in an increase to the unit values. Charges made directly to a contract owner's account through the redemption of units and expenses of the underlying fund are excluded. Investment options with a date notation indicate the effective date of that investment option in the variable account. For periods less than one year, the ratios have been annualized.

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2015

(a) For the period from May 1, 2015 through December 31, 2015.
(b) For the period from November 18, 2015 through December 31, 2015.
(c) For the year ended December 31, 2015, SFT Ivy Small Cap Growth, SFT Pyramis Core Equity Cl 2, and SFT T. Rowe Price Value waived expenses resulting in a reduction of the expense ratio of 0.08%, 0.22%, and 0.04%, respectively.
(d) For the period from May 1, 2014 to December 31, 2014. SFT Ivy Small Cap Growth, SFT Pyramis Core Equity Cl 2, and SFT T. Rowe Price Value waived expenses resulting in a reduction of the expense ratio of 0.07%, 0.12%, and 0.03%, respectively.
(e) For the period from October 4, 2013 to December 31, 2013.
(f) For the period from May 1, 2013 to December 31, 2013.
(g) For the period from May 1, 2012 to December 31, 2012.
(h) For the period from April 29, 2011 to December 31, 2011.

(8) SUBSEQUENT EVENTS

Management has evaluated subsequent events through March 31, 2016, the date these financial statements were issued, and has concluded there were no events that require financial statement disclosure and/or adjustments to the financial statements.

                        MINNESOTA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                       CONSOLIDATED FINANCIAL STATEMENTS
                          AND SUPPLEMENTARY SCHEDULES

                        DECEMBER 31, 2015, 2014 AND 2013

[KPMG LOGO]
                         KPMG LLP
                         4200 Wells Fargo Center
                         90 South Seventh Street
                         Minneapolis, MN 55402

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Stockholder
Minnesota Life Insurance Company:

We have audited the accompanying consolidated financial statements of Minnesota Life Insurance Company and subsidiaries (collectively, the Company), which comprise the consolidated balance sheets as of December 31, 2015 and 2014, and the related consolidated statements of operations and comprehensive income
(loss), changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2015 and the related notes to the consolidated financial statements.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with U.S. generally accepted accounting principles; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

AUDITORS' RESPONSIBILITY

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditors' judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

OPINION

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Minnesota Life Insurance Company and subsidiaries as of December 31, 2015 and 2014, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2015 in accordance with U.S. generally accepted accounting principles.

             KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative ("KPMG
             International"), a Swiss entity.

EMPHASIS OF MATTER

As discussed in note 4 to the consolidated financial statements, the Company adopted new accounting guidance for Accounting Standards Update 2013-08, FINANCIAL SERVICES - INVESTMENT COMPANIES (TOPIC 946): AMENDMENTS TO THE SCOPE, MEASUREMENT, AND DISCLOSURE REQUIREMENTS, as of January 1, 2014. Our opinion is not modified with respect to this matter.

OTHER MATTERS

Our audit was conducted for the purpose of forming an opinion on the consolidated financial statements as a whole. The information contained in
Schedule I, Schedule III, and Schedule IV are presented for purposes of additional analysis and are not a required part of the consolidated financial statements. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the consolidated financial statements. The information has been subjected to the auditing procedures applied in the audit of the consolidated financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the consolidated financial statements or to the consolidated financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the consolidated financial statements as a whole.

                                  /s/ KPMG LLP

Minneapolis, Minnesota
March 4, 2016

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2015 AND 2014
                                 (IN THOUSANDS)

                                                                                          2015                        2014
                                                                                 -----------------------     -----------------------
ASSETS

    Fixed maturity securities:
      Available-for-sale, at fair value (amortized cost $12,247,625
         and $11,239,878)                                                        $            12,504,725     $            11,926,652
    Equity securities, at fair value (cost $461,651 and $364,775)                                505,094                     434,952
    Mortgage loans, net                                                                        2,122,837                   1,935,983
    Finance receivables, net                                                                     289,059                     279,343
    Policy loans                                                                                 410,997                     380,603
    Alternative investments                                                                      596,619                     536,921
    Fixed maturity securities on loan, at fair value (amortized cost $0
       and $45,445)                                                                                   --                      45,054
    Equity securities on loan, at fair value (cost $0 and $2,190)                                     --                       2,575
    Derivative instruments                                                                       218,539                     258,001
    Other invested assets                                                                         28,329                      61,838
                                                                                 -----------------------     -----------------------
      Total investments                                                                       16,676,199                  15,861,922

    Cash and cash equivalents                                                                    267,602                     376,520
    Securities held as collateral                                                                     --                      29,398
    Deferred policy acquisition costs                                                          1,298,306                     940,090
    Accrued investment income                                                                    139,710                     128,366
    Premiums and fees receivable                                                                 305,272                     276,439
    Property and equipment, net                                                                  107,935                      98,631
    Income tax recoverable:
       Current                                                                                    10,241                       5,779
    Reinsurance recoverables                                                                   1,127,720                   1,136,393
    Goodwill and intangible assets, net                                                          145,359                     151,833
    Other assets                                                                                 114,815                     132,016
    Separate account assets                                                                   19,730,417                  19,489,206
                                                                                 -----------------------     -----------------------
         Total assets                                                            $            39,923,576     $            38,626,593
                                                                                 =======================     =======================
LIABILITIES AND EQUITY

Liabilities:

    Policy and contract account balances                                         $             9,636,704     $             8,859,315
    Future policy and contract benefits                                                        3,024,838                   2,974,498
    Pending policy and contract claims                                                           555,315                     530,640
    Other policyholder funds                                                                   1,340,823                   1,222,729
    Policyholder dividends payable                                                                25,244                      27,560
    Unearned premiums and fees                                                                   400,750                     250,629
    Pension and other postretirement benefits                                                     11,132                      17,322
    Income tax liability:
       Deferred                                                                                  206,490                     275,786
    Accrued commissions and expenses                                                             195,788                     213,950
    Other liabilities                                                                            498,142                     441,346
    Short-term debt                                                                               50,000                      50,000
    Long-term debt                                                                               368,000                     393,000
    Securities lending collateral                                                                     --                      30,467
    Separate account liabilities                                                              19,730,417                  19,489,206
                                                                                 -----------------------     -----------------------
      Total liabilities                                                                       36,043,643                  34,776,448
                                                                                 -----------------------     -----------------------
Equity:
    Common stock, $1 par value, 5,000,000 shares authorized,
       issued and outstanding                                                                      5,000                       5,000
    Additional paid in capital                                                                   196,254                     196,254
    Accumulated other comprehensive income                                                       116,995                     335,810
    Retained earnings                                                                          3,530,997                   3,281,476
                                                                                 -----------------------     -----------------------
      Total Minnesota Life Insurance Company and subsidiaries equity                           3,849,246                   3,818,540
    Noncontrolling interests                                                                      30,687                      31,605
                                                                                 -----------------------     -----------------------
         Total equity                                                                          3,879,933                   3,850,145
                                                                                 -----------------------     -----------------------
            Total liabilities and equity                                         $            39,923,576     $            38,626,593
                                                                                 =======================     =======================

See accompanying notes to consolidated financial statements

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
     CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
                  YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013
                                 (IN THOUSANDS)

                                                                                      2015              2014             2013
                                                                               -----------------   ---------------   --------------
Revenues:

   Premiums                                                                    $       2,220,467   $     2,039,309   $    1,792,206
   Policy and contract fees                                                              688,434           652,779          603,380
   Net investment income                                                                 689,137           664,299          639,833
   Net realized investment gains (losses)
     Other-than-temporary-impairments on fixed maturity securities                       (16,569)           (2,852)            (495)
     Other net realized investment gains (losses)                                         26,212           136,607          (36,159)
                                                                               -----------------   ---------------   --------------
       Total net realized investment gains (losses)                                        9,643           133,755          (36,654)
   Finance charge income                                                                  92,393            85,855           77,112
   Commission income                                                                     168,528           152,983          126,486
   Other income                                                                           73,232            47,204           37,938
                                                                               -----------------   ---------------   --------------
         Total revenues                                                                3,941,834         3,776,184        3,240,301
                                                                               -----------------   ---------------   --------------
Benefits and expenses:

   Policyholder benefits                                                               2,109,142         1,895,745        1,730,448
   Interest credited to policies and contracts                                           401,659           380,474          382,393
   General operating expenses                                                            713,302           656,590          599,487
   Commissions                                                                           432,467           378,368          323,229
   Administrative and sponsorship fees                                                    75,082            72,758           64,188
   Dividends to policyholders                                                              4,678             6,088            6,609
   Interest expense                                                                       10,639            10,321           10,143
   Amortization of deferred policy acquisition costs                                     212,045           216,753          187,834
   Capitalization of policy acquisition costs                                           (361,349)         (314,814)        (294,111)
                                                                               -----------------   ---------------   --------------
         Total benefits and expenses                                                   3,597,665         3,302,283        3,010,220
                                                                               -----------------   ---------------   --------------
           Income from operations before taxes                                           344,169           473,901          230,081

   Income tax expense (benefit):
       Current                                                                            46,027           124,345          103,477
       Deferred                                                                           48,153            18,181          (45,163)
                                                                               -----------------   ---------------   --------------
           Total income tax expense                                                       94,180           142,526           58,314
                                                                               -----------------   ---------------   --------------
             Net income                                                                  249,989           331,375          171,767
                Less: Net income attributable to noncontrolling interests                    468                --               --
                                                                               -----------------   ---------------   --------------
                  Net income attributable to Minnesota Life Insurance Company
                     and subsidiaries                                          $         249,521   $       331,375   $      171,767
                                                                               =================   ===============   ==============
Other comprehensive income (loss), before tax:
   Unrealized holding gains (losses) on securities arising during the period   $        (463,641)  $       308,292   $     (606,583)
   Unrealized gains (losses) on securities - other than temporary impairments             (2,129)           (2,955)          (8,352)
   Adjustment to deferred policy acquisition costs                                       208,912          (198,649)         246,061
   Adjustment to reserves                                                                 22,718           (19,585)         110,274
   Adjustment to unearned policy and contract fees                                      (106,247)          114,854          (99,756)
   Adjustment to pension and other retirement plans                                        3,952           (12,043)          10,149
                                                                               -----------------   ---------------   --------------
     Other comprehensive income (loss), before tax                                      (336,435)          189,914         (348,207)
     Income tax benefit (expense) related to items of other comprehensive
        income                                                                           117,620           (66,472)         124,078
                                                                               -----------------   ---------------   --------------
       Other comprehensive income (loss), net of tax                                    (218,815)          123,442         (224,129)
                                                                               -----------------   ---------------   --------------
         Comprehensive income (loss)                                                      31,174           454,817          (52,362)
           Less: Comprehensive income (loss) attributable to noncontrolling
                 interests                                                                   468                --               --
                                                                               -----------------   ---------------   --------------
             Comprehensive income (loss) attributable to Minnesota Life
                Insurance Company and subsidiaries                             $          30,706   $       454,817   $      (52,362)
                                                                               =================   ===============   ==============

See accompanying notes to consolidated financial statements

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
                  YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013
                                 (IN THOUSANDS)

                                                                                       MINNESOTA LIFE
                                                            ACCUMULATED                   INSURANCE
                                               ADDITIONAL      OTHER                     COMPANY AND
                                     COMMON      PAID IN   COMPREHENSIVE    RETAINED    SUBSIDIARIES   NONCONTROLLING     TOTAL
                                     STOCK       CAPITAL      INCOME        EARNINGS       EQUITY        INTERESTS        EQUITY
                                   ----------  ----------  -------------  -----------  --------------  --------------  -----------
2013:
  Balance, beginning of year       $    5,000  $  196,254  $     493,645  $ 2,728,886  $    3,423,785  $           --  $ 3,423,785

   Comprehensive loss:
     Net income                            --          --             --      171,767         171,767              --      171,767
     Other comprehensive loss              --          --       (224,129)          --        (224,129)             --     (224,129)
                                                                                       --------------  --------------  -----------
      Total comprehensive loss                                                                (52,362)             --      (52,362)
                                   ----------  ----------  -------------  -----------  --------------  --------------  -----------
  Balance, end of year             $    5,000  $  196,254  $     269,516  $ 2,900,653  $    3,371,423  $           --  $ 3,371,423
                                   ==========  ==========  =============  ===========  ==============  ==============  ===========
2014:
  Balance, beginning of year       $    5,000  $  196,254  $     269,516  $ 2,900,653  $    3,371,423  $           --  $ 3,371,423

   Comprehensive income:
     Net income                            --          --             --      331,375         331,375              --      331,375
     Other comprehensive income            --          --        123,442           --         123,442              --      123,442
                                                                                       --------------  --------------  -----------
      Total comprehensive income                                                              454,817              --      454,817

   Change in accounting principle          --          --        (57,148)      57,148              --              --           --

   Dividends to stockholder                --          --             --       (7,700)         (7,700)             --       (7,700)

   Change in equity of
     noncontrolling interests              --          --             --           --              --          31,605       31,605
                                   ----------  ----------  -------------  -----------  --------------  --------------  -----------
  Balance, end of year             $    5,000  $  196,254  $     335,810  $ 3,281,476  $    3,818,540  $       31,605  $ 3,850,145
                                   ==========  ==========  =============  ===========  ==============  ==============  ===========
2015:
  Balance, beginning of year       $    5,000  $  196,254  $     335,810  $ 3,281,476  $    3,818,540  $       31,605  $ 3,850,145

   Comprehensive income:
     Net income                            --          --             --      249,521         249,521             468      249,989
     Other comprehensive loss              --          --       (218,815)          --        (218,815)             --     (218,815)
                                                                                       --------------  --------------  -----------
      Total comprehensive income                                                               30,706             468       31,174

   Change in equity of
     noncontrolling interests              --          --             --           --              --          (1,386)      (1,386)
                                   ----------  ----------  -------------  -----------  --------------  --------------  -----------
  Balance, end of year             $    5,000  $  196,254  $     116,995  $ 3,530,997  $    3,849,246  $       30,687  $ 3,879,933
                                   ==========  ==========  =============  ===========  ==============  ==============  ===========

See accompanying notes to consolidated financial statements

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013
                                 (IN THOUSANDS)

                                                                         2015                   2014                  2013
                                                                ----------------------   --------------------   -------------------
CASH FLOWS FROM OPERATING ACTIVITIES

Net income                                                      $              249,989   $            331,375   $           171,767
Adjustments to reconcile net income to net cash
   provided by operating activities:
     Interest credited to annuity and insurance contracts                      258,830                266,191               281,102
     Fees deducted from policy and contract balances                          (476,389)              (451,583)             (413,537)
     Change in future policy benefits                                           59,742                 56,105                11,152
     Change in other policyholder liabilities, net                             123,827                151,934               269,047
     Amortization of deferred policy acquisition costs                         212,045                216,753               187,834
     Capitalization of policy acquisition costs                               (361,349)              (314,814)             (294,111)
     Change in premiums and fees receivable                                    (28,833)               (34,508)              (36,707)
     Deferred tax provision                                                     48,153                 18,181               (45,163)
     Change in income tax recoverables / liabilities - current                  (4,462)                (8,065)               (5,171)
     Net realized investment losses (gains)                                     (9,643)              (133,755)               36,654
     Change in reinsurance recoverables                                          8,673                (74,983)              (35,137)
     Other, net                                                                 61,024                 31,161                88,807
                                                                ----------------------   --------------------   -------------------
            Net cash provided by operating activities                          141,607                 53,992               216,537
                                                                ----------------------   --------------------   -------------------
CASH FLOWS FROM INVESTING ACTIVITIES

Proceeds from sales of:
   Fixed maturity securities                                                 2,003,169              2,255,590             2,150,401
   Equity securities                                                           287,535                256,730               131,008
   Alternative investments                                                      87,763                102,290               101,227
   Derivative instruments                                                      238,574                267,911               210,822
   Other invested assets                                                        25,679                  1,416                 1,758
Proceeds from maturities and repayments of:
   Fixed maturity securities                                                 1,075,583              1,153,092             1,129,686
   Mortgage loans                                                              306,273                183,476               183,406
Purchases and originations of:
   Fixed maturity securities                                                (4,047,304)            (3,820,423)           (3,913,558)
   Equity securities                                                          (361,671)              (238,877)             (171,521)
   Mortgage loans                                                             (494,248)              (363,852)             (405,975)
   Alternative investments                                                    (111,107)               (98,578)              (69,464)
   Derivative instruments                                                     (289,510)              (218,739)             (179,294)
   Other invested assets                                                       (22,131)                (4,966)               (2,456)
Finance receivable originations or purchases                                  (220,575)              (210,452)             (195,711)
Finance receivable principal payments                                          194,355                178,857               159,839
Securities in transit                                                           43,717                (22,235)                2,562
Other, net                                                                     (46,814)              (209,112)             (155,249)
                                                                ----------------------   --------------------   -------------------
            Net cash used for investing activities                          (1,330,712)              (787,872)           (1,022,519)
                                                                ----------------------   --------------------   -------------------
CASH FLOWS FROM FINANCING ACTIVITIES

Deposits credited to annuity and insurance contracts                         3,678,808              3,575,510             3,143,717
Withdrawals from annuity and insurance contracts                            (2,575,133)            (2,835,280)           (2,384,980)
Change in amounts drawn in excess of cash balances                              (8,628)                (5,440)               18,077
Proceeds from issuance of short-term debt                                      200,000                200,000               200,000
Payment on short-term debt                                                    (200,000)              (200,000)             (200,000)
Proceeds from issuance of long-term debt                                        50,000                 75,000                50,000
Payment on long-term debt                                                      (75,000)                    --                    --
Dividends paid to stockholder                                                       --                 (7,700)                   --
Other, net                                                                      10,140                 13,622                 4,433
                                                                ----------------------   --------------------   -------------------
            Net cash provided by financing activities                        1,080,187                815,712               831,247
                                                                ----------------------   --------------------   -------------------
Net increase (decrease) in cash and cash equivalents                          (108,918)                81,832                25,265
Cash and cash equivalents, beginning of year                                   376,520                294,688               269,423
                                                                ----------------------   --------------------   -------------------
Cash and cash equivalents, end of year                          $              267,602   $            376,520   $           294,688
                                                                ======================   ====================   ===================

See accompanying notes to consolidated financial statements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                        DECEMBER 31, 2015, 2014 AND 2013
                                 (IN THOUSANDS)

(1)  NATURE OF OPERATIONS

     ORGANIZATION AND DESCRIPTION OF BUSINESS

     The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc. (SFG)) and its subsidiaries. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

     The Company, which primarily operates in the United States, has divided its businesses into five strategic business units, which focus on various markets: Individual Financial Security, Financial Institution Group, Group Insurance, Retirement and Asset Management. Revenues, including net realized investment gains (losses), for these strategic business units and revenues reported by the Company's subsidiaries and corporate product line for the years ended December 31 were as follows:

                                                                          2015               2014               2013
                                                                     --------------     --------------     --------------
     Individual Financial Security                                   $      753,885     $      708,394     $      669,677
     Financial Institution Group                                            514,593            494,066            405,272
     Group Insurance                                                      1,951,734          1,789,855          1,599,431
     Retirement                                                             478,728            506,396            390,239
     Asset Management                                                        27,516                 --                 --
                                                                     --------------     --------------     --------------
        Total strategic business units                                    3,726,456          3,498,711          3,064,619
     Subsidiaries and corporate product line                                215,378            277,473            175,682
                                                                     --------------     --------------     --------------
           Total                                                     $    3,941,834     $    3,776,184     $    3,240,301
                                                                     ==============     ==============     ==============

     The Company serves nearly 14 million people through more than 5,000 home office associates and field representatives located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). The consolidated financial statements include the accounts of Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.

     The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including but not limited to, changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements, and such changes in estimates are generally recorded on the consolidated statements of operations and comprehensive income (loss) in the period in which they are made.

     The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs for traditional and nontraditional insurance products, policyholder liabilities, valuation of and impairment losses on investments, valuation allowances or impairments for mortgage loans on real estate, income taxes, goodwill, intangible assets, and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INSURANCE REVENUES AND EXPENSES

     Premiums on traditional life insurance products, which include individual whole life and term insurance and immediate annuities, are recognized as revenue when due. For accident and health and group life insurance products, premiums are recognized as revenue over the contract period when earned. To the extent that this revenue is unearned, it is reported as part of unearned premiums and fees on the consolidated balance sheets. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policyholder benefits and the amortization of deferred policy acquisition costs.

     Nontraditional life insurance products include individual adjustable life, universal life and variable life insurance and group universal and variable universal life insurance. Revenue from nontraditional life insurance products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders and is assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Deferred policy acquisition costs are amortized relative to the emergence of estimated gross profits.

     Any premiums on both traditional and nontraditional products due as of the date of the consolidated financial statements that have not yet been received and posted are included in premiums and fees receivable on the consolidated balance sheets.

     Certain nontraditional life insurance products, specifically individual adjustable and variable life insurance, require payment of fees in advance for services that will be rendered over the estimated lives of the policies. These payments are established as unearned revenue reserves upon receipt and are included in unearned premiums and fees on the consolidated balance sheets. These unearned revenue reserves are amortized over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profits. Unearned revenue reserves are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income (loss) on the consolidated statements of operations and comprehensive income (loss).

     COMMISSION INCOME

     Commission income on insurance products is recognized as earned, net of the amount required to be remitted to the various underwriters responsible for providing the policy. Commissions are refunded on cancelled policies based on the unearned portion of the premium payments.

     Commission income on investment related products is recognized on the date of sale. Related commission expense due to agents on such sales is also recognized on the date of sale.

     ADMINISTRATIVE AND SPONSORSHIP FEES

     The Company pays administrative fees to financial institutions for administrative duties performed including, but not limited to, collection and remittance of premium, assistance with premium billing, communication with loan customers and other additional clerical functions. The expense due is estimated and accrued on a quarterly basis. The Company also pays certain financial institutions sponsorship fees which are primarily based on the loss experience of the business placed by the financial institution with the Company, which are estimated and accrued on a quarterly basis based on recent historical experience and are trued up at each profit sharing year-end which occur throughout the year.

     VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME

     Fixed maturity securities, which may be sold prior to maturity and include fixed maturity securities on loan, are classified as available-for-sale and are carried at fair value. Premiums and discounts are amortized or accreted using the interest yield method. The Company recognizes the excess of all cash flows over the initial investment attributable to its beneficial interest in asset-backed securities estimated at the acquisition/transaction date as interest income over the life of the Company's beneficial interest using the effective interest yield method. The Company does not accrete the discount for fixed maturity securities that are in default.

     The Company uses book value, defined as original cost adjusted for impairments and discount accretion or premium amortization, as cost for applying the retrospective adjustment method to loan-backed fixed maturity securities purchased. Prepayment assumptions for single class and multi-class mortgage-backed securities were obtained using a commercial software application or internal estimates.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME (CONTINUED)

     Marketable equity securities and equity securities on loan are generally classified as available-for-sale and are carried at fair value. Mutual funds and exchange-traded fund investments are carried at fair value, which generally are quoted market prices of the funds' net asset value.

     Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, reserves and deferred income tax, reported as a separate component of accumulated other comprehensive income in stockholder's equity.

     Mortgage loans and mortgage loans held for investment are carried at amortized cost less any valuation allowances. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the effective interest yield method. Mortgage loans for which the Company has recorded a specific valuation allowance are held at the present value of the expected future cash flows discounted at the loan's original effective interest rate, or the estimated fair value of the loan's underlying collateral.

     Alternative investments include limited partnership investments in private equity, mezzanine debt and hedge funds. These investments are carried on the consolidated balance sheets using the equity method of accounting. The Company's income from these alternative investments is included in net investment income or net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss) based on information provided by the investee. The valuation of alternative investments is recorded based on the partnership financial statements from the previous quarter plus contributions and distributions during the fourth quarter. As discussed in note 4, effective January 1, 2014, after adoption of Accounting Standards Update (ASU) 2013-08, changes in any undistributed amounts held by the investee are recorded, based on the Company's ownership share, as realized gains or losses on the consolidated statements of operations and comprehensive income (loss). Prior to January 1, 2014, changes in any undistributed amounts held by the investee were recorded, based on the Company's ownership share, as unrealized gains or losses on the consolidated statements of operations and comprehensive income (loss). The Company evaluates partnership financial statements received subsequent to December 31 up to the financial statement issue date for material fluctuations in order to determine if an adjustment should be recorded as of December 31.

     Real estate, included in other invested assets on the consolidated balance sheets, represents commercial real estate acquired in satisfaction of mortgage loan debt and other properties held for sale. Real estate is considered held for sale for accounting purposes and is carried at the lower of cost or fair value less estimated cost to sell. As of December 31, 2015 and 2014, the Company had $0 and $1,828, respectively, of real estate held for sale.

     For non-structured fixed maturity securities, the Company recognizes interest income using the interest method without anticipating the impact of prepayments. The Company recognizes dividend income on equity securities upon the declaration of the dividend.

     For structured fixed maturity securities, excluding interest-only securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from outside service providers or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income.

     Policy loans are carried at the unpaid principal balance.

     Cash and cash equivalents of sufficient credit quality are carried at cost, which approximates fair value. The Company considers all money market funds and commercial paper with original maturity dates of less than three months to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation (FDIC) insurance limit.

     A portion of the funds collected by the Company from its financial institution customers is restricted in its use because the Company is acting as an agent on behalf of certain insurance underwriters. As an agent, the Company has a fiduciary responsibility to remit the appropriate percentage of monies collected to the corresponding insurance underwriters. This sum of money is defined as unremitted premiums payable and is recorded in other liabilities on the consolidated balance sheets as discussed in detail in note 15. The use of restricted funds is limited to the satisfaction of the unremitted premiums and claims payable owed to the underwriter.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME (CONTINUED)

     The amount of restricted cash reported in cash and cash equivalents on the consolidated balance sheets is $33,453 and $28,805 at December 31, 2015 and 2014, respectively.

     Finance receivables that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at their outstanding unpaid principal balances reduced by an allowance for loan losses. The interest rates on the receivables outstanding at December 31, 2015 and 2014 are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturities and security; as such, the carrying value of the receivables outstanding at December 31, 2015 and 2014 approximate the fair value at that date.

     DERIVATIVE FINANCIAL INSTRUMENTS

     The Company uses a variety of derivatives, including swaps, swaptions, futures, caps, floors, forwards and option contracts, to manage the risks associated with cash flows or changes in estimated fair values related to the Company's financial instruments. The Company currently enters into derivative transactions that do not qualify for hedge accounting or in certain cases, elects not to utilize hedge accounting.

     Derivative instruments are carried at fair value, with changes in fair value of derivative instruments and economically hedged items recorded in net realized investment gains (losses) or, in the case of certain life insurance product economic hedging, in policyholder benefits on the consolidated statements of operations and comprehensive income (loss). Interest income generated by derivative instruments is reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss). The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

     Several life insurance and annuity products in the Company's liability portfolio contain investment guarantees which are deemed to be embedded derivatives. These guarantees take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products. The embedded derivative is bifurcated from the host insurance contract and accounted for as a freestanding derivative. Embedded derivatives are carried on the consolidated balance sheets at estimated fair value and are included within policy and contract account balances and future policy and contract benefits on the consolidated balance sheets. Changes in estimated fair value are reported in net realized investment gains (losses) or in policyholder benefits on the consolidated statements of operations and comprehensive income (loss).

     The Company holds "To-Be-Announced" (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at fair value as derivative instruments with the changes in fair value reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss).

     REALIZED AND UNREALIZED GAINS AND LOSSES

     Realized and unrealized gains and losses are determined using the specific security identification method. The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value. During these reviews, the Company evaluates many factors, including, but not limited to, the length of time and the extent to which the current fair value has been below the cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company's intent to hold or sell the security, and current economic conditions.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     REALIZED AND UNREALIZED GAINS AND LOSSES (CONTINUED)

     An other-than-temporary impairment (OTTI) is recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its fair value only when either the Company has the intent to sell the fixed maturity security or it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in the fair value below amortized cost. If neither of these two conditions exists, the difference between the amortized cost basis of the fixed maturity security and the present value of the projected future cash flows expected to be collected is recognized as an OTTI in earnings (credit loss). If the fair value is less than the present value of projected future cash flows expected to be collected, this portion of the OTTI related to other-than credit factors (noncredit loss) is recorded as an other comprehensive loss. When an unrealized loss on a fixed maturity security is considered temporary, the Company continues to record the unrealized loss in accumulated other comprehensive income and not in earnings.

     For non-structured fixed maturity securities, an OTTI is recorded when the Company does not expect to recover the entire amortized cost basis of the security. The Company estimates the credit component of the loss based on a number of various liquidation scenarios that it uses to assess the revised expected cash flows from the security.

     For structured fixed maturity securities, an OTTI is recorded when the Company believes that based on expected discounted cash flows, the Company will not recover all amounts due under the contractual terms of the security. The credit loss component considers inputs from outside sources, including but not limited to, default rates, delinquency rates, loan to collateral ratios, third-party guarantees, current levels of subordination, vintage, geographic concentration, credit ratings and other information that management deems relevant in forming its assessment.

     The Company utilizes an accretable yield which is the equivalent of book yield at purchase date as the factor to discount the cash flows. The book yield is also analyzed to see if it warrants any changes due to prepayment assumptions.

     For equity securities, an OTTI is recorded when the Company does not have the ability and intent to hold the security until forecasted recovery, or if the forecasted recovery is not within a reasonable period. When an OTTI has occurred, the entire difference between the equity security's cost and its fair value is charged to earnings. Equity securities that have been in an unrealized loss position of greater than 20% for longer than six months are reviewed specifically using available third party information based on the investee's current financial condition, liquidity, near-term recovery prospects, and other factors. In addition, all equity securities that have an unrealized loss position greater than $100 are reviewed based on the individual characteristics of the security. For all such equity security considerations, the Company further considers the likelihood of recovery within a reasonable period of time, as well as the intent and ability to hold such securities.

     All other material unrealized losses are reviewed for any unusual event that may trigger an OTTI. Determination of the status of each analyzed investment as other-than-temporarily impaired or not is made based on these evaluations with documentation of the rationale for the decision.

     The Company may, from time to time, sell invested assets subsequent to the balance sheet date that were considered temporarily impaired at the balance sheet date for several reasons. The rationale for the change in the Company's intent to sell generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the balance sheet date, significant unforeseen changes in the Company's liquidity needs, or changes in tax laws or the regulatory environment. The Company had no material sales of invested assets, previously considered OTTI or in an unrealized loss position, subsequent to the balance sheet dates for either December 31, 2015 or 2014.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     REALIZED AND UNREALIZED GAINS AND LOSSES (CONTINUED)

     The mortgage loan valuation allowance is estimated based on an evaluation of known and inherent risks within the loan portfolio and consists of an evaluation of a specific loan loss allowance and a general loan loss allowance. A specific loan loss allowance is recognized when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan. A nonperforming loan is defined as a loan that is not performing to the contractual terms of the loan agreement. Examples of nonperforming loans may include delinquent loans, requests for forbearance and loans in the process of foreclosure. The specific valuation allowance is equal to the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, or, if the loan is in the process of foreclosure or otherwise collateral dependent, the estimated fair value of the loan's underlying collateral, less estimated selling costs. Mortgage loans that are deemed uncollectible are generally written-off against the valuation allowance, and recoveries, if any, are credited to the valuation allowance. The Company may recognize a general loan loss valuation allowance when it is probable that a credit event has occurred and the amount of the loss can be reasonably estimated. Changes in the valuation allowance are recorded in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss).

     For a small portion of the portfolio, classified as troubled debt restructurings (TDRs), the Company grants concessions related to the borrowers' financial difficulties. The types of concessions may include: a permanent or temporary modification of the interest rate, extension of the maturity date at a lower interest rate and/or a reduction of accrued interest. If a loan is considered a TDR, the Company impairs the loan and records a specific valuation allowance, if applicable.

     SECURITIES LENDING

     Prior to the 2015 discontinuation of the Company's participation in a securities lending program, the Company, through an agent, lent certain portfolio holdings and in turn received cash collateral that was invested pursuant to the terms of an agreement with the lending agent.

     The Company accounted for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral were recorded on the consolidated balance sheets as securities held as collateral and securities lending collateral, respectively. Securities on loan remained on the Company's consolidated balance sheets and interest and dividend income earned by the Company on loaned securities was recognized in net investment income on the consolidated statements of operations and comprehensive income (loss).

     SEPARATE ACCOUNTS

     Separate account assets and liabilities represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and are reported at the fair value of the investments held in the segregated funds. Investment income and gains and losses accrue directly to the policyholders and contractholders. The activity of the separate accounts is not reflected on the consolidated statements of operations and comprehensive income (loss) except for the fees the Company received, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and the activity related to guaranteed minimum death and withdrawal benefits.

     The Company periodically invests money in its separate accounts. At December 31, 2015 and 2014, the fair value of these investments included within equity securities on the consolidated balance sheets was $61,298 and $56,517, respectively.

     FINANCE CHARGE INCOME AND RECEIVABLES

     The Company's finance receivables portfolio primarily comprises smaller balance homogeneous loans, which are originated at the Company's network of over 150 retail branch locations in Illinois, Indiana, Kentucky, Missouri, Tennessee, and Wisconsin. The loans are originated in-person, at a branch location or through responding to an offer to lend, sent via mail. The Company also holds a smaller portfolio of retail installment notes that are primarily originated through contracts with retail stores within the same regions as the branch locations.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     FINANCE CHARGE INCOME AND RECEIVABLES (CONTINUED)

     Finance receivables that management has the intent and ability to hold for the foreseeable future or until maturity or payoffs are reported at their outstanding unpaid principal balances reduced by an allowance for losses.

     The Company uses the interest (actuarial) method of accounting for unearned finance charges and interest on finance receivables. Finance receivables are reported net of unearned finance charges. Accrual of finance charges, interest and late fees on smaller balance and homogeneous finance receivables is suspended once an account has recognized 60-days of accrued charges. The account is subsequently accounted for on a cash basis. Accrual is resumed when there are less than 60-days of accrued charges. Accrual of finance charges and interest is suspended on finance receivables at the earlier of when they are contractually past due for more than 30 days or if they are considered by management to be impaired. Loan servicing fees, extension fees and late charges included in other income on the consolidated statements of operations and comprehensive income (loss) totaled $14, $13 and $11 for the years ended December 31, 2015, 2014 and 2013, respectively.

     The majority of the Company's finance receivables are smaller balance homogeneous loans. These loans have traditionally been evaluated collectively for impairment. The Company elected to bifurcate the finance receivables into three segments with an effective date of October 1, 2015. The segments are evaluated independently from one another and an allowance applied via a direct charge to operations through the provision for credit losses at an amount, which in management's judgement, based on the overall risk characteristics of the segment, changes in the character or size of the segment and the level of nonperforming assets is adequate to absorb probable losses on existing receivables. Risk characteristics include consideration of historical loss experience, adjusted for current economic conditions such as delinquency rates, unemployment, and regulatory changes. The underlying assumptions, estimates, and assessments used are updated periodically to reflect management's view of current conditions. Changes in estimates can significantly affect the allowance for losses.

     It is the Company's general policy to charge off finance receivable accounts (net of unearned finance charges) when they are deemed uncollectible or when no collections were received during the preceding six months, except for certain accounts that have been individually reviewed by management and are deemed to warrant further collection effort.

     The adequacy of the allowance for losses is highly dependent upon management's estimates of variables affecting valuation, evaluations of performance and status, and the amounts and timing of future cash flows expected to be received on impaired loans. Such estimates, evaluations, and cash flows may be subject to frequent adjustments due to changing economic prospects of borrowers or collateral. These estimates are reviewed periodically and adjustments, if necessary, are recorded in the provision for credit losses in the periods in which they become known.

     Impaired loans not considered TDRs are generally larger (greater than $50) real estate secured loans that are at least 60 days past due. A loan is classified as impaired when, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to all of the contractual terms of the loan agreement. A specific valuation allowance is calculated based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance is considered to be fully collectible.

     TDRs are those loans for which the Company has granted a concession to a borrower experiencing financial difficulties without the receipt of additional consideration at time of modification. TDRs generally occur as a result of loan modifications forced by personal bankruptcy court rulings, where the Company is required to reduce the remaining future principal and/or interest payments on a loan, or due to a borrower rolling an existing loan into a newly issued loan with extended terms. The Company expects borrowers whose loans have been modified under these situations to be able to meet their contractual obligations for the remaining term of the loan. As a result, the Company generally does not increase the general allowance already recognized, based on a TDR.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     DEFERRED POLICY ACQUISITION COSTS

     The costs after the effects of reinsurance, which relate directly to the successful acquisition of new or renewal contracts, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs that can be capitalized in the successful acquisition of new or renewal contracts include incremental direct costs of acquisitions, as well as certain costs related directly to acquisition activities such as underwriting, policy issuance and processing, medical and inspection and sales force contract selling. Deferred policy acquisition costs (DAC) are subject to loss recognition and recoverability testing at least annually.

     For traditional life insurance, accident and health and group life insurance products, DAC are amortized with interest over the premium paying period in proportion to the ratio of annual premium revenues to ultimate premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

     For nontraditional life insurance products and deferred annuities, DAC are amortized with interest over the expected life of the contracts in relation to the present value of estimated gross profits from investment, mortality, expense, and lapse margins. The Company reviews actuarial assumptions used to project estimated gross profits, such as mortality, persistency, expenses, investment returns and separate account returns, periodically throughout the year. These assumptions reflect the Company's best estimate of future experience.

     For future separate account return assumptions, the Company utilizes a mean reversion process. The Company determines an initial starting date (anchor date) to which a long-term separate account return assumption is applied in order to project an estimated mean return. The Company's future long-term separate account return assumptions ranged from 6.5% to 7.5% at December 31, 2015 and 8% at December 31, 2014 depending on the block of business, reflecting differences in contract holder fund allocations between fixed income and equity investments. Factors regarding economic outlook and management's current view of the capital markets along with a historical analysis of long-term investment returns are considered in developing the Company's long-term separate account return assumption. If the actual separate account return varies from the long-term assumption, a modified yield assumption is projected over the next five years such that the mean return equals the long-term assumption. The modified yield assumption is not permitted to be negative or in excess of 15% during the five-year reversion period.

     Changes in assumptions can have a significant impact on the amount of DAC reported for nontraditional life insurance products and deferred annuities, and the related amortization patterns. In the event actual experience differs from expected experience or future assumptions are revised to reflect management's new best estimate, the Company records an increase or decrease in DAC amortization expense, which could be significant. Any resulting impact to financial results from a change in an assumption is included in amortization of DAC on the consolidated statements of operations and comprehensive income (loss).

     DAC are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income (loss) on the consolidated statements of operations and comprehensive income (loss).

     The Company assesses internal replacements on insurance contracts to determine whether such modifications significantly change the contract terms. An internal replacement represents a modification in product benefits, features, rights or coverages that occurs by the exchange of an insurance contract for a new insurance contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. If the modification substantially changes the contract, the remaining DAC on the original contract are immediately expensed and any new DAC on the replacement contract are deferred. If the contract modification does not substantially change the contract, DAC amortization on the original contract continues and any new acquisition costs associated with the modification are immediately expensed.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     SALES INDUCEMENTS

     The Company defers sales inducements and amortizes them over the life of the policy utilizing the same methodology and assumptions used to amortize DAC. Deferred sales inducements are included in other assets on the consolidated balance sheets. The Company offers sales inducements for individual annuity products that credits the policyholder with a higher interest rate than the normal general account interest rate for the first year of the deposit and another sales inducement that offers an upfront bonus on variable annuities. Changes in deferred sales inducements for the periods ended December 31 were as follows:

                                                                                 2015              2014
                                                                            --------------     --------------
     Balance at beginning of year                                           $       26,321     $       25,212
     Capitalization                                                                  4,873              6,470
     Amortization and interest                                                      (3,537)            (4,424)
     Adjustment for unrealized gains (losses)                                          713               (937)
                                                                            --------------     --------------
     Balance at end of year                                                 $       28,370     $       26,321
                                                                            ==============     ==============

     GOODWILL AND OTHER INTANGIBLE ASSETS

     In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized. The Company may choose to perform a qualitative assessment in which the Company determines if the fair value of the reporting unit is, more likely than not, greater than the carrying value of the reporting unit. If the fair value of the reporting unit is, more likely than not, greater than the carrying value of the reporting unit, then no further review or testing is required. If the fair value of the reporting entity is not, more likely than not, greater than the carrying value of the reporting unit, or if the Company chooses not to perform a qualitative assessment, the goodwill is tested for impairment at the reporting unit level.

     The assessment or testing of goodwill is performed at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to: (1) a significant adverse change in legal factors or in business climate, (2) unanticipated competition, or (3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the Company compares the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. When the Company chooses to perform or determines that testing is required, the fair value of the reporting unit is estimated using a combination of the income or discounted cash flows approach and the market approach, which utilizes comparable companies' data, when available. If the carrying amount of a reporting unit exceeds its fair value, then the amount of the impairment loss must be measured. The impairment loss would be calculated by comparing the implied fair value of reporting unit goodwill to its carrying amount. In calculating the implied fair value of reporting unit goodwill, the fair value of the reporting unit is allocated to all of the other assets and liabilities of that unit based on their fair values. The excess of the fair value of a reporting unit over the amount assigned to its other assets and liabilities is the implied fair value of goodwill. An impairment loss would be recognized when the carrying amount of goodwill exceeds its implied fair value.

     The Company also evaluates the recoverability of other intangible assets with finite useful lives whenever events or changes in circumstances indicate that an intangible asset's carrying amount may not be recoverable. Such circumstances could include, but are not limited to: (1) a significant decrease in the fair value of an asset, (2) a significant adverse change in the extent or manner in which an asset is used, or (3) an accumulation of costs significantly in excess of the amount originally expected for the acquisition of an asset. The Company measures the carrying amount of the asset against the estimated undiscounted future cash flows associated with it. Should the sum of the expected future net cash flows be less than the carrying value of the asset being evaluated, an impairment loss would be recognized. The impairment loss would be determined as the amount by which the carrying value of the asset exceeds its fair value. The fair value is measured based on quoted market prices, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     SOFTWARE

     Computer software costs incurred for internal use are capitalized and amortized over a three to five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software and are included in property and equipment, net on the consolidated balance sheets. The Company had unamortized software costs of $66,880 and $59,798 as of December 31, 2015 and 2014, respectively, and amortized software expense of $21,868, $20,197 and $18,122 for the years ended December 31, 2015, 2014 and 2013, respectively.

     PROPERTY AND EQUIPMENT

     Property and equipment are carried at cost, net of accumulated depreciation of $144,807 and $140,112 at December 31, 2015 and 2014, respectively. Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2015, 2014 and 2013, was $11,074, $11,516, and $10,097,
     respectively.

     REINSURANCE

     Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured business. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.

     POLICYHOLDER LIABILITIES

     Policy and contract account balances represent the net accumulation of funds associated with nontraditional life insurance products and deferred annuities. Additions to account balances include premiums, deposits and interest credited by the Company. Deductions to account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

     Future policy and contract benefits are comprised of reserves for traditional life insurance, group life insurance, accident and health products, immediate annuities, and guarantees on certain deferred annuity contracts. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions. When estimating the expected gross margins for traditional life insurance products as of December 31, 2015, the Company has assumed an average rate of investment yields ranging from 3.27% to 5.89%.

     Certain future policy and contract benefits are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available for sale. The adjustment to future policy benefits and claims represents the increase in policy reserves that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income (loss) on the consolidated statements of operations and comprehensive income (loss).

     Pending policy and contract claims primarily represent amounts estimated for claims incurred but not reported and claims that have been reported but not settled. Such liabilities are estimated based upon the Company's historical experience and other actuarial assumptions that consider current developments and anticipated trends.

     Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

     PARTICIPATING BUSINESS

     Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2015 and 2014, the total participating business in force was $2,260,055 and $2,362,707, respectively. As a percentage of total life insurance in force, participating business in force represents 0.3% at December 31, 2015 and 2014.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INCOME TAXES

     The Company files a life/non-life consolidated federal income tax return with Minnesota Mutual Companies, Inc., the Company's ultimate parent. The Company utilizes a consolidated approach to the allocation of current taxes, whereby, the tax benefits resulting from any losses by the Company, which would be realized by Minnesota Mutual Companies, Inc. on a consolidated return, go to the benefit of the Company. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

     Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded on the consolidated financial statements. Any such change could significantly affect the amounts reported on the consolidated statements of operations and comprehensive income (loss). Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

     The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

(3)  RISKS

     The following is a description of certain significant risks facing the
     Company:

     CREDIT AND CASH FLOW ASSUMPTION RISK:

     Credit and cash flow assumption risk is the risk that issuers of investment securities, mortgagees on mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations or experience adverse changes to the contractual cash flow streams. The Company attempts to minimize the adverse impact of this risk by monitoring portfolio diversification by asset class, creditor, industry, and by complying with investment limitations governed by state insurance laws and regulations as applicable. The Company also considers relevant objective information available in estimating the cash flows related to structured securities. The Company monitors and manages exposures, determines whether securities are impaired or loans are deemed uncollectible, and takes charges in the period such assessments are made.

     Following below is discussion regarding particular asset class concentration of credit risk:

     CONCENTRATION OF CREDIT RISK:

        CASH AND CASH EQUIVALENTS:

        Certain financial instruments, consisting primarily of cash and cash equivalents, potentially subject the Company to concentration of credit risk. The Company places its cash and cash equivalents in investment grade securities and limits the amount of credit exposure with any one institution.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(3)  RISKS (CONTINUED)

     CONCENTRATION OF CREDIT RISK (CONTINUED):

        FINANCIAL INSTRUMENTS:

        Management attempts to limit the concentration of credit risk with respect to mortgages, fixed maturity securities, and other invested assets by diversifying the geographic base and industries of the underlying issuers. This diversity is an integral component of the portfolio management process.

        Management attempts to achieve equity security diversification through the use of style diversification and through limiting exposure to a single issuer. Alternative investment diversification is sought by dividing the portfolio between direct venture company funds, mezzanine debt funds and hedge and other types of alternative instruments. In addition, this portfolio is managed by diversifying industry sectors to limit exposure to any one type of fund.

        DERIVATIVES:

        The Company executes derivative transactions with ongoing counterparty exposure exclusively with highly rated counterparties. The Company has collateral arrangements in place that generally require a counterparty to post collateral when the fair value of the counterparty's derivatives reaches a pre-determined threshold. The aggregate counterparty exposure for a single counterparty is limited to 1% of admitted assets for AAA rated counterparties and 0.75% of admitted assets for A or AA rated counterparties. In addition, the combined exposure to any one issuer, including common stock, direct credit and net counterparty exposures is limited to 3% of admitted assets. Admitted assets in this context are defined as the Company's admitted assets as defined by Statutory Accounting guidance authored by the National Association of Insurance Commissioners (NAIC).

        The Company does not anticipate nonperformance by any of its derivative instrument counterparties. The Company is required to pledge collateral in order to trade in futures contracts. The Company maintains ownership of pledged securities at all times.

        The Company attempts to minimize the adverse impact of any exposure to potential loss in the event of credit default by the Company's futures contracts by the fact that the futures contracts are exchange-traded instruments and if the broker could not perform its intermediary obligations concerning the Company's futures contracts, these contracts could be transferred to a new broker with little or no financial impact to the Company.

     EQUITY MARKET RISK:

     Equity market risk is the risk that significant adverse fluctuations in the equity market can affect financial results. Risks may include, but are not limited to, potential impairments to equity security holdings, changes in the amount of fee revenue a company may be able to realize from its separate account assets, impacting estimations of future profit streams from variable products or increasing potential claims under certain contracts with guaranteed minimum benefit features and, as discussed in credit risk above, investing in equity securities as a part of the insurance company investment portfolio.

     As of December 31, 2015, approximately 97.7% of separate account assets were exposed to equity market risks across the Company's variable product offerings. The Company attempts to minimize the impact of this risk with its product offerings in traditional insurance products, which do not expose fee revenue to equity market risk and by collecting fee revenue on a transactional or annual basis rather than an asset-based basis.

     The Company holds derivative instruments in its efforts to minimize the adverse impact of equity market risks embedded within certain individual annuity and life products.

     As discussed above, the Company monitors its overall exposure to the equity market and attempts to maintain a diversified investment portfolio limiting its exposure to any single issuer.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(3)  RISKS (CONTINUED)

     INTEREST RATE RISK:

     Interest rate risk is the risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities. In a declining or low interest rate environment, the Company is generally not able to reinvest at comparable yields. Lower interest rates could also result in lower net investment income, guaranteed crediting rates on certain products and increased pension and other postretirement benefit obligations due to a decreased discount rate assumption. Continued low interest rates also impact DAC estimated gross profit, recoverability and other projections as well as increase the risk for loss recognition events that may require higher reserves. The Company attempts to minimize the adverse impact of this risk by maintaining a diversified portfolio of investments and monitoring cash flow patterns in order to approximately match the expected maturity of its liabilities, by employing disciplined new product development procedures and by offering a wide range of products and by operating throughout the United States.

     LEGAL/REGULATORY RISK:

     Legal or regulatory risk is the risk that changes in the legal or regulatory environment in which an insurer operates could result in increased competition, reduced demand for a company's products, or additional unanticipated expenses in the pricing of a company's products. Changes in tax, fiscal and other legislation may increase corporate taxes and impact the Company's business. The Company attempts to minimize the adverse impact of this risk by offering a wide range of products and by operating throughout the United States. The Company specifically monitors its risk toward any one particular product or particular jurisdictions. The Company employs compliance practices that identify and assist in minimizing the adverse impact of this risk.

     MORTALITY RISK:

     Mortality risk is the risk that overall life expectancy assumptions used by the Company in the pricing of its life insurance and annuity products prove to be too aggressive. This situation could occur, for example, as a result of pandemics, terrorism, natural disasters, or acts of war. The Company's main strategy to reduce this risk is to limit the concentration of mortality risk through geographical diversification and the purchase of reinsurance.

     RATINGS RISK:

     Ratings risk is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company, where such change or changes in the Company's underlying business or a combination of both could negatively impact the Company. The Company employs a strategic planning process, disciplined new product procedures, monitors its risk-based capital and other capital ratios for adequacy and maintains regular communications with the rating agencies in its efforts to minimize the adverse impact of this risk.

     REINSURANCE RISK:

     Reinsurance risk is the risk that reinsurance companies, where a company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into certain reinsurance contracts to cede a portion of its life and health business. The Company established a trust agreement when assets connected to the ceding of its Individual Disability line of business were sold. The assets in the trust are actively monitored for potential credit risk and are replaced as necessary. The Company also monitors the ratings of reinsurance companies it chooses to cede risk to and follows up on any outstanding balances with reinsurance companies.

     INFORMATION SYSTEMS RISK:

     Information systems risk includes the risk that the information systems of the Company or its service providers, including telecommunications and technological systems, fail to function properly, become disabled, or are breached as a result of events or circumstances wholly or partially beyond the Company's control. The Company utilizes a variety of security measures and incident response procedures in its efforts to minimize the adverse impact of the risk.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(4)  NEW ACCOUNTING PRONOUNCEMENTS

     ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In June 2014, the Financial Accounting Standards Board (FASB) issued ASU 2014-11, Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, which requires that repurchase-to-maturity transactions and repurchase financing arrangements be accounted for as secured borrowings and provides for enhanced disclosures, including the nature of collateral pledged and the time to maturity. ASU 2014-11 was effective prospectively for the annual reporting period beginning January 1, 2015. The adoption of ASU 2014-11 had no material impact on the Company's consolidated financial statements and the required disclosures are included in note 16.

     In June 2013, the FASB issued ASU 2013-08, Financial Services - Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements, which provides comprehensive accounting guidance for assessing whether an entity is an investment company. ASU 2013-08 requires that all entities regulated under the Investment Company Act of 1940 automatically qualify as investment companies, while all other entities need to consider both the fundamental and typical characteristics of an investment company in determining whether they qualify as investment companies. ASU 2013-08 was effective for the annual reporting period beginning January 1, 2014 and was required to be applied prospectively. Upon adoption at January 1, 2014, the Company reclassified $57,148 of unrealized gains (losses), net of tax, from accumulated other comprehensive income to retained earnings related to alternative investments in entities meeting the ASU 2013-08 investment company definition. There was no impact to total stockholder's equity upon adoption. Additionally, beginning on January 1, 2014, changes in undistributed amounts related to these alternative investments in entities meeting the ASU 2013-08 investment company definition are recorded in other net realized investment gains (losses) rather than as unrealized gains or losses on the consolidated statements of operations and comprehensive income (loss).

     FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In February 2016, the FASB issued ASU 2016-02, Leases (Subtopic 842). The new guidance requires an entity to recognize lease assets and liabilities on the balance sheet and to disclose key information regarding leasing arrangements within the footnotes of the financial statements. ASU 2016-02 is effective for annual reporting periods beginning on January 1, 2019. Adoption is required utilizing a modified retrospective approach, which requires application of the new guidance for all periods presented. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

     In January 2016, the FASB issued ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, which is intended to make targeted improvements to the reporting model for financial instruments. The new guidance requires equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income along with certain other measurement and disclosure enhancements. ASU 2016-01 is effective for annual reporting periods beginning on January 1, 2018. Prospective application is required with a cumulative-effect adjustment to the balance sheet as of the beginning of the period of adoption. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

     In May 2015, the FASB issued ASU 2015-09, Financial Services - Insurance (Topic 944): Disclosures about Short-Duration Contracts, which requires insurance entities to provide users of financial statements with more transparent information about initial claim estimates and subsequent adjustments to these estimates, including information on: (i) reconciling from the claim development table to the balance sheet liability, (ii) methodologies and judgments in estimating claims, and (iii) the timing, and frequency of claims. ASU 2015-09 is effective for the annual reporting period beginning on January 1, 2016 and is required to be applied retroactively to all prior periods presented, except for those requirements that apply only to the current period. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

     In May 2015, the FASB issued ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value (NAV) per share as a practical expedient. Additionally, the requirements to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient are removed. ASU 2015-07 is effective for the annual reporting period beginning January 1, 2016 and is required to be applied retroactively to all prior periods presented. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

     In February 2015, the FASB issued ASU 2015-02, Consolidation (Topic 810):
     Amendments to the Consolidation Analysis, which is intended to improve targeted areas of the guidance for consolidation analysis of legal entities such as limited partnerships, limited liability corporations, and securitization structures along with simplifying and reducing the number of current GAAP consolidation models. ASU 2015-02 is effective for the annual reporting period beginning January 1, 2016. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(4)  NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

     FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

     In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606), which is a comprehensive new revenue recognition standard that will supersede nearly all existing revenue recognition guidance; however, it will not impact the accounting for insurance contracts or financial instruments. The guidance requires an entity to recognize revenue reflecting the transfer of a promised good or service to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for that good or service. The guidance also requires additional disclosures. An entity may apply the new guidance using one of the following two methods: (1) retrospectively to each prior period presented, or (2) retrospectively with the cumulative effect of initially applying the standard recognized at the date of initial application. In July 2015, the FASB issued ASU 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date, which defers the effective date of ASU 2014-09 to the annual reporting period beginning January 1, 2018. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE

     The fair value of the Company's financial assets and financial liabilities has been determined using available market information as of December 31, 2015 and 2014. Although the Company is not aware of any factors that would significantly affect the fair value of financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses the market approach which utilizes prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

     The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

          Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include U.S. government securities, money-market funds, actively-traded U.S. and international equities, investments in mutual funds with quoted market prices, certain separate account assets, and listed derivatives.

          Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include agency securities not backed by the full faith of the U.S. government, foreign government securities, publicly traded corporate fixed maturity securities, structured notes, municipal fixed maturity securities, certain mortgage and asset-backed securities, certain separate account assets, certain equity securities not priced on an exchange, and certain derivatives.

          Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include certain mortgage and asset backed securities, certain privately placed corporate fixed maturity securities, certain separate account assets and certain derivatives, including embedded derivatives associated with living benefit guarantees and equity-indexed features on certain life and annuity contracts.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

     Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

     The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis:

                                                                                   DECEMBER 31, 2015
                                                            -----------------------------------------------------------------
                                                               LEVEL 1           LEVEL 2          LEVEL 3           TOTAL
                                                            -------------    --------------    -------------    -------------
     Fixed maturity securities, available-for-sale:
       U.S. government securities                           $     361,143    $           --    $          --    $     361,143
       Agencies not backed by the full faith and
        credit of the U.S. government                                  --           773,688               --          773,688
       Foreign government securities                                   --            38,526               --           38,526
       Corporate securities                                            --         6,732,113          904,066        7,636,179
       Asset-backed securities                                         --           358,640           45,488          404,128
       Commercial mortgage-backed securities (CMBS)                    --         1,224,987           22,734        1,247,721
       Residential mortgage-backed securities (RMBS)                   --         2,043,276               64        2,043,340
                                                            -------------    --------------    -------------    -------------
         Total fixed maturity securities, available-
          for-sale                                                361,143        11,171,230          972,352       12,504,725
     Equity securities, available-for-sale                        442,665            62,316              113          505,094
     Derivative instruments:
       TBA derivative instruments                                      --            43,887               --           43,887
       Other derivative instruments                                    12           174,640               --          174,652
                                                            -------------    --------------    -------------    -------------
         Total derivative instruments                                  12           218,527               --          218,539
                                                            -------------    --------------    -------------    -------------
              Total investments                                   803,820        11,452,073          972,465       13,228,358
     Cash equivalents                                             191,088                --               --          191,088
     Separate account assets                                    3,524,875        16,203,929            1,613       19,730,417
                                                            -------------    --------------    -------------    -------------
              Total financial assets                        $   4,519,783    $   27,656,002    $     974,078    $  33,149,863
                                                            =============    ==============    =============    =============

     Policy and contract account balances (1)               $          --    $           --    $     102,696    $     102,696
     Future policy and contract benefits (1)                           --                --           54,512           54,512
     Derivative instruments (2)                                        30            14,220               --           14,250
                                                            -------------    --------------    -------------    -------------
              Total financial liabilities                   $          30    $       14,220    $     157,208    $     171,458
                                                            =============    ==============    =============    =============

     (1) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and equity-indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed payout annuity floor, and equity-indexed annuity and life products are considered embedded derivatives, resulting in the related liabilities being separated from the host contract and recognized at fair value.

     (2)  Included in other liabilities on the consolidated balance sheets.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis (Continued):

                                                                                   DECEMBER 31, 2014
                                                            -----------------------------------------------------------------
                                                               LEVEL 1           LEVEL 2          LEVEL 3           TOTAL
                                                            -------------    --------------    -------------    -------------
     Fixed maturity securities, available-for-sale:
       U.S. government securities                           $     230,252    $           --    $          --    $     230,252
       Agencies not backed by the full faith and
        credit of the U.S. government                                  --           548,638               --          548,638
       Foreign government securities                                   --            38,966               --           38,966
       Corporate securities                                            --         6,366,958          913,393        7,280,351
       Asset-backed securities                                         --           343,360           38,724          382,084
       CMBS                                                            --         1,088,933               --        1,088,933
       RMBS                                                            --         2,357,296              132        2,357,428
                                                            -------------    --------------    -------------    -------------
         Total fixed maturity securities, available-
          for-sale                                                230,252        10,744,151          952,249       11,926,652
     Equity securities, available-for-sale                        393,716            41,066              170          434,952
     Fixed maturity securities on loan:
       U.S. government securities                                   1,648                --               --            1,648
       Corporate securities                                            --            43,406               --           43,406
                                                            -------------    --------------    -------------    -------------
         Total fixed maturity securities on loan                    1,648            43,406               --           45,054
     Equity securities on loan                                      2,575                --               --            2,575
     Derivative instruments:
       TBA derivative instruments                                      --            29,115               --           29,115
       Other derivative instruments                                    10           228,876               --          228,886
                                                            -------------    --------------    -------------    -------------
         Total derivative instruments                                  10           257,991               --          258,001
                                                            -------------    --------------    -------------    -------------
              Total investments                                   628,201        11,086,614          952,419       12,667,234
     Cash equivalents                                             291,356                --               --          291,356
     Securities held as collateral                                 23,805             5,593               --           29,398
     Separate account assets                                    3,279,626        16,208,458            1,122       19,489,206
                                                            -------------    --------------    -------------    -------------
              Total financial assets                        $   4,222,988    $   27,300,665    $     953,541    $  32,477,194
                                                            =============    ==============    =============    =============

     Policy and contract account balances (1)               $          --    $           --    $     149,594    $     149,594
     Future policy and contract benefits (1)                           --                --           41,909           41,909
     Derivative instruments (2)                                        27            39,547               --           39,574
     Securities lending collateral                                 23,805             6,662               --           30,467
                                                            -------------    --------------    -------------    -------------
              Total financial liabilities                   $      23,832    $       46,209    $     191,503    $     261,544
                                                            =============    ==============    =============    =============

     (1) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and equity-indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed payout annuity floor, and equity-indexed annuity and life products are considered embedded derivatives, resulting in the related liabilities being separated from the host contract and recognized at fair value.

     (2)  Included in other liabilities on the consolidated balance sheets.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows:

     FIXED MATURITY SECURITIES, AVAILABLE-FOR-SALE AND ON LOAN

     When available, fair values of fixed maturity are based on quoted market prices of identical assets in active markets and are reflected in Level 1.

     When quoted prices are not available, the Company's process is to obtain prices from third party pricing services, when available. The Company generally receives prices from pricing services and maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. The Company's primary pricing service has policies and processes to ensure that it is using objectively verifiable observable market data. The pricing service regularly reviews the evaluation inputs for securities covered and publishes and updates a summary of inputs used in its valuations by major security type. The market inputs utilized in the pricing evaluation depend on asset class and market conditions but typically include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. If the pricing service determines it does not have sufficient objectively verifiable information about a security's valuation, it discontinues providing a valuation for the security. In this instance, the Company would be required to produce an estimate of fair value.

     Prices are reviewed by affiliated asset managers and management to validate reasonability. Fixed maturity securities with validated prices from pricing services are generally reflected in Level 2. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent in comparison to the presented market observations, the security remains within Level 2.

     For fixed maturity securities where quoted market prices are not available or the Company concludes the pricing information received from third party pricing services is not reflective of market activity - generally private placement securities or securities that do not trade regularly - a matrix pricing, discounted cash flow or other model is used. The pricing models are developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Certain other valuations are based on independent non-binding broker quotes. Fixed maturity securities valued using pricing models or broker quotes are reflected in Level 3.

     EQUITY SECURITIES, AVAILABLE-FOR-SALE AND ON LOAN

     The Company's equity securities consist primarily of investments in common stock of publicly traded companies. The fair values of equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1. The Company carries certain equity securities that are not priced on an exchange classified within Level 2. The Company receives these prices from third party pricing services using observable inputs for identical or similar assets in active markets. The Company carries a small amount of non-exchange traded equity securities classified within Level 3. The fair value of these securities is based on at least one or more significant unobservable input.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     DERIVATIVE INSTRUMENTS

     Derivative instrument fair values are based on quoted market prices when available. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties.

     The majority of the Company's derivative positions are traded in the over-the-counter (OTC) derivative market and are classified as Level 2. The fair values of most OTC derivatives are determined using discounted cash flow pricing models. The significant inputs to the pricing models are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. In general, OTC derivatives are compared to an outside broker quote when available and are reviewed in detail through the Company's valuation oversight group. OTC derivatives valued using significant unobservable inputs would be classified as Level 3.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

     CASH EQUIVALENTS

     Cash equivalents include money market instruments and highly rated commercial paper. Money market instruments are generally valued using unadjusted quoted prices in active markets and are reflected in Level 1.

     SEPARATE ACCOUNT ASSETS

     Separate account assets are reported as a summarized total and are carried at estimated fair value based on the underlying assets in which the separate accounts are invested. Valuations for fixed maturity securities, equity securities and cash equivalents are determined consistent with similar instruments as previously described. Valuations for certain mutual funds and pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by the fund managers with little readily determinable public pricing information.

     POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT ACCOUNT BENEFITS

     Policy and contract account balances and future policy and contract account benefits include liabilities for living benefit guarantees and equity-indexed features on certain annuity contracts and life insurance policies accounted for as embedded derivatives. These guarantees take the form of guaranteed withdrawal and income benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products.

     The fair value for embedded derivatives is estimated using the present value of future benefits less the present value of future fees over the expected lives of the contracts using various capital market and actuarial assumptions. The cash flows are projected under multiple capital market scenarios using observable risk free rates. The valuation of these embedded derivatives includes an adjustment for the Company's own credit risk and other non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to peer companies' debt ratings and the Company's own claims paying ability.

     Other significant inputs to the valuation models for the embedded derivatives associated with the optional living benefit features of the Company's variable annuity products include capital market assumptions, such as interest rate and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates and withdrawal rates.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT ACCOUNT BENEFITS (CONTINUED)

     These assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized in the valuation of embedded derivatives are unobservable and are considered to be significant inputs to the valuations, the embedded derivatives have been reflected within Level 3.

     The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2015:

                                                       TOTAL REALIZED AND
                                                    UNREALIZED GAINS (LOSSES)
                                                          INCLUDED IN:
                                                  ---------------------------
                                                                   OTHER         TRANSFERS   TRANSFERS    PURCHASES,
                                    BALANCE  AT      NET        COMPREHENSIVE      IN TO      OUT OF      SALES AND       BALANCE
                                     BEGINNING      INCOME         INCOME         LEVEL 3     LEVEL 3     SETTLEMENTS,   AT END OF
                                     OF YEAR         (1)           (LOSS)           (2)         (2)         NET (3)         YEAR
                                    -----------   ----------    -------------    ----------  ---------   ------------   -----------
   Fixed maturity securities,
     available-for sale:
      Corporate securities          $   913,393   $      (82)   $     (30,735)   $       --  $      --   $     21,490   $   904,066
      Asset-backed securities            38,724           --           (1,872)           --         --          8,636        45,488
      CMBS                                   --           --               74            --         --         22,660        22,734
      RMBS                                  132        1,956               37            --         --         (2,061)           64
                                    -----------   ----------    -------------    ----------  ---------   ------------   -----------
       Total fixed maturity
         securities, available-
         for-sale                       952,249        1,874          (32,496)           --         --         50,725       972,352
   Equity securities,
     available-for-sale                     170           --              (57)           --         --             --           113
   Separate account assets                1,122           --              518             9       (130)            94         1,613
                                    -----------   ----------    -------------    ----------  ---------   ------------   -----------
         Total financial assets     $   953,541   $    1,874    $     (32,035)   $        9  $    (130)  $     50,819   $   974,078
                                    ===========   ==========    =============    ==========  =========   ============   ===========

  (1) The amounts included in this column are reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss).

  (2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

  (3) The following table provides the bifurcation of the net purchases, sales and settlements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2015:

                                                                                                           PURCHASES,
                                                                                                           SALES AND
                                                                                                          SETTLEMENTS,
                                                         PURCHASES          SALES         SETTLEMENTS         NET
                                                      ---------------  --------------   --------------   --------------
      Fixed maturity securities, available-for-sale:
       Corporate securities                           $       148,051  $      (17,061)  $     (109,500)  $       21,490
       Asset-backed securities                                 10,000              --           (1,364)           8,636
       CMBS                                                    22,660              --               --           22,660
       RMBS                                                        --          (1,932)            (129)          (2,061)
                                                      ---------------  --------------   --------------   --------------
        Total fixed maturity securities, available-
         for-sale                                             180,711         (18,993)        (110,993)          50,725
      Separate account assets                                      94              --               --               94
                                                      ---------------  --------------   --------------   --------------
            Total financial assets                    $       180,805  $      (18,993)  $     (110,993)  $       50,819
                                                      ===============  ==============   ==============   ==============

     The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2014:

                                                         TOTAL REALIZED AND
                                                      UNREALIZED GAINS (LOSSES)
                                                           INCLUDED IN:
                                                    ---------------------------
                                                                      OTHER       TRANSFERS  TRANSFERS   PURCHASES,
                                        BALANCE AT       NET      COMPREHENSIVE     IN TO      OUT OF    SALES AND      BALANCE
                                        BEGINNING      INCOME         INCOME       LEVEL 3    LEVEL 3   SETTLEMENTS,   AT END OF
                                         OF YEAR         (1)          (LOSS)         (2)        (2)        NET (3)       YEAR
                                       -----------  ------------  -------------  ----------  ---------  ------------  -----------
      Fixed maturity securities,
       available-for sale:
        Agencies not backed by the
         full faith and credit of the
         U.S. government               $     1,468  $         --  $         (23) $       --  $    (445) $     (1,000) $        --

        Corporate securities               937,909         1,034         17,164          --    (22,869)      (19,845)     913,393

        Asset-backed securities            140,060           874         (2,861)         --    (55,334)      (44,015)      38,724

        CMBS                                14,520            --             --          --    (14,520)           --           --
        RMBS                                   287            76            (97)         33         --          (167)         132
                                       -----------  ------------  -------------  ----------  ---------  ------------  -----------
         Total fixed maturity
          securities, available-for-
          sale                           1,094,244         1,984         14,183          33    (93,168)      (65,027)     952,249
      Equity securities,
       available-for-sale                      196            --            (35)         --         --             9          170
      Fixed maturity securities,
       on loan:
       Asset-backed securities               3,009            --             --          --     (3,009)           --           --

      Separate account assets                4,265            --           (859)        150     (3,011)          577        1,122
                                       -----------  ------------  -------------  ----------  ---------  ------------  -----------
            Total financial assets     $ 1,101,714  $      1,984  $      13,289  $      183  $ (99,188) $    (64,441) $   953,541
                                       ===========  ============  =============  ==========  =========  ============  ===========

      (1) The amounts included in this column are reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss).

      (2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

      (3) The following table provides the bifurcation of the net purchases, sales and settlements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2014:

                                                                                                           PURCHASES,
                                                                                                           SALES AND
                                                                                                          SETTLEMENTS,
                                                         PURCHASES          SALES         SETTLEMENTS         NET
                                                      ---------------  --------------   --------------   --------------
      Fixed maturity securities, available-for-sale:
        Agencies not backed by the full faith and
         credit of the U.S. government                $            --  $           --   $       (1,000)  $       (1,000)
        Corporate securities                                  111,654         (34,928)         (96,571)         (19,845)
        Asset-backed securities                                    --          (4,151)         (39,864)         (44,015)
        RMBS                                                       --              --             (167)            (167)
                                                      ---------------  --------------   --------------   --------------
          Total fixed maturity securities,
           available-for-sale                                 111,654         (39,079)        (137,602)         (65,027)
      Equity securities, available-for-sale                         9              --               --                9
      Separate account assets                                   1,032            (424)             (31)             577
                                                      ---------------  --------------   --------------   --------------
            Total financial assets                    $       112,695  $      (39,503)  $     (137,633)  $      (64,441)
                                                      ===============  ==============   ==============   ==============

     Transfers of securities among the levels occur at the beginning of the reporting period.

     There were no transfers between Level 1 and Level 2 for the years ended December 31, 2015 and 2014.

     There were no changes in unrealized gains (losses) included in net income related to Level 3 assets held as of December 31, 2015 and 2014.

     The following table provides a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2015:

                                                             TOTAL REALIZED AND
                                                         UNREALIZED (GAINS) LOSSES
                                                               INCLUDED IN:
                                                         -------------------------
                                                                         OTHER
                                             BALANCE AT     NET      COMPREHENSIVE   TRANSFERS  TRANSFERS                  BALANCE
                                             BEGINNING     INCOME       INCOME         IN TO     OUT OF                  AT END OF
                                              OF YEAR       (1)         (LOSS)        LEVEL 3    LEVEL 3    SETTLEMENTS     YEAR
                                            -----------  ----------  -------------  ----------  ---------  ------------  ----------
      Policy and contract account balances  $   149,594  $  (46,898) $          --  $       --  $      --  $         --  $  102,696
      Future policy and contract benefits        41,909      12,636             --          --         --           (33)     54,512
                                            -----------  ----------  -------------  ----------  ---------  ------------  ----------
         Total financial liabilities        $   191,503  $  (34,262) $          --  $       --  $      --  $        (33) $  157,208
                                            ===========  ==========  =============  ==========  =========  ============  ==========

      (1) The amounts in this column related to future policy and contract benefits are reported as losses within net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss) and the amounts related to the policy and contract account balances are reported as losses within policyholder benefits on the consolidated statements of operations and comprehensive income (loss).

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     The following table provides a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2014:

                                                              TOTAL REALIZED AND
                                                          UNREALIZED (GAINS) LOSSES
                                                                INCLUDED IN:
                                                          -------------------------
                                                                          OTHER
                                            BALANCE AT        NET     COMPREHENSIVE  TRANSFERS   TRANSFERS                  BALANCE
                                             BEGINNING      INCOME        INCOME       IN TO      OUT OF                   AT END OF
                                              OF YEAR         (1)         (LOSS)      LEVEL 3     LEVEL 3   SETTLEMENTS      YEAR
                                            -----------   ----------  -------------  ----------  ---------  -----------   ----------
      Policy and contract account balances  $   125,087   $   24,507  $          --  $       --  $      --  $        --   $  149,594
      Future policy and contract benefits          (853)      42,816             --          --         --          (54)      41,909
                                            -----------   ----------  -------------  ----------  ---------  -----------   ----------
         Total financial liabilities        $   124,234   $   67,323  $          --  $       --  $      --  $       (54)  $  191,503
                                            ===========   ==========  =============  ==========  =========  ===========   ==========

      (1) The amounts in this column related to future policy and contract benefits are reported as gains within net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss) and the amounts related to the policy and contract account balances are reported as losses within policyholder benefits on the consolidated statements of operations and comprehensive income (loss).

     The change in unrealized (gains) losses included in net income related to liabilities held as of December 31, 2015 was $31,873, of which $(14,561) was included in net realized investment gains (losses) and $46,434 was included in policyholder benefits on the consolidated statements of operations and comprehensive income (loss). The change in unrealized (gains) losses included in net income related to liabilities held as of December 31, 2014 was $(67,845), of which $(43,145) was included in net realized investment gains (losses) and $(24,700) was included in policyholder benefits on the consolidated statements of operations and comprehensive income (loss).

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     QUANTITATIVE INFORMATION REGARDING LEVEL 3 ASSETS AND LIABILITIES

     The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities at December 31, 2015:

                                                                                                                  RANGE
LEVEL 3 INSTRUMENT                          FAIR VALUE     VALUATION TECHNIQUE      UNOBSERVABLE INPUT       (WEIGHTED AVERAGE)
----------------------------------------  -------------  -----------------------  ----------------------  -----------------------
Fixed maturity securities,
  available-for-sale:

                                                                                  Yield/spread to            73 bps - 422 bps
  Corporate securities                    $     903,886   Discounted cash flow    U.S. Treasuries (1)           (183 bps)

                                                                                  Yield/spread to           88 bps - 1,097 bps
  Asset-backed securities                        40,488   Discounted cash flow    U.S. Treasuries (1)           (231 bps)

                                                                                  Yield/spread to           153 bps - 189 bps
  CMBS                                           22,734   Discounted cash flow    U.S. Treasuries (1)           (173 bps)

Liabilities:

  Policy and contract                                     Discounted cash flow/   Mortality rates (2)       Annuity 2000 table
   account balances                       $     102,696      Option pricing       Lapse rates (3)               0% to 16%
                                                               techniques         Market volatility (6)         0% to 30%

                                                                                                                1983a and
  Future policy and contract                              Discounted cash flow/   Mortality rates (2)       annuity 2000 table
   benefits                                      54,512      Option pricing       Lapse rates (3)               0% to 15%
                                                               techniques         Utilization rates (4)         0% to 100%
                                                                                  Withdrawal rates (5)           0% to 7%
                                                                                  Market volatility (6)         0% to 20%
                                                                                  Nonperformance
                                                                                   risk spread (7)                 0.2%

     (1) The yield/spread to U.S. Treasuries input represents an estimated market participant composite adjustment attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

     (2) The mortality rate input represents the estimate probability of when an individual belonging to a particular group categorized according to age or some other factor such as occupation, will die.

     (3) The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits. The range represents the lapse rate during the surrender charge period for indexed annuity contracts.

     (4) The utilization rate input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.

     (5) The withdrawal rate input represents the estimated magnitude of annual contract holder withdrawals relative to the contracts' benefit base.

     (6) The market volatility input represents overall volatilities assumed for underlying equity indexed and variable annuity funds, which include a mixture of equity and fixed income assets.

     (7) The nonperformance risk spread input represents the estimated additional own credit spread that market participants would apply to the market observable discount rate when pricing a contract.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     QUANTITATIVE INFORMATION REGARDING LEVEL 3 ASSETS AND LIABILITIES
     (CONTINUED)

     The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities at December 31, 2014:

                                                                                                                  RANGE
LEVEL 3 INSTRUMENT                      FAIR VALUE       VALUATION TECHNIQUE       UNOBSERVABLE INPUT       (WEIGHTED AVERAGE)
------------------------------------  ---------------   -----------------------  -----------------------  -----------------------
Fixed maturity securities,
  available-for-sale:

                                                                                 Yield/spread to             52 bps - 226 bps
  Corporate securities                $       912,698    Discounted cash flow    U.S. Treasuries (1)            (133 bps)

                                                                                 Yield/spread to             83 bps - 581 bps
  Asset-backed securities                      37,413    Discounted cash flow    U.S. Treasuries (1)            (173 bps)

Liabilities:

  Policy and contract                                   Discounted cash flow/    Mortality rates (2)        Annuity 2000 table
   account balances                                         Option pricing       Lapse rates (3)                0% to 16%
                                      $       149,594         techniques         Market volatility (6)          0% to 30%

                                                                                                                1983a and
  Future policy and contract                            Discounted cash flow/    Mortality rates (2)        annuity 2000 table
   benefits                                    41,909       Option pricing       Lapse rates (3)                0% to 15%
                                                              techniques         Utilization rates (4)          0% to 100%
                                                                                 Withdrawal rates (5)            0% to 7%
                                                                                 Market volatility (6)          0% to 20%
                                                                                 Nonperformance
                                                                                  risk spread (7)                  0.2%

     (1) The yield/spread to U.S. Treasuries input represents an estimated market participant composite adjustment attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

     (2) The mortality rate input represents the estimate probability of when an individual belonging to a particular group categorized according to age or some other factor such as occupation, will die.

     (3) The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits. The range represents the lapse rate during the surrender charge period for indexed annuity contracts.

     (4) The utilization rate input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.

     (5) The withdrawal rate input represents the estimated magnitude of annual contract holder withdrawals relative to the contracts' benefit base.

     (6) The market volatility input represents overall volatilities assumed for underlying equity indexed and variable annuity funds, which include a mixture of equity and fixed income assets.

     (7) The nonperformance risk spread input represents the estimated additional own credit spread that market participants would apply to the market observable discount rate when pricing a contract.

     Level 3 measurements not included in the tables above are obtained from non-binding broker quotes where observable inputs are not reasonably available to the Company.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     SENSITIVITY OF FAIR VALUE MEASUREMENTS TO CHANGES IN UNOBSERVABLE INPUTS

     The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement for the assets and liabilities previously described:

     FIXED MATURITY SECURITIES, AVAILABLE-FOR-SALE

     For any increase (decrease) in the yield/spread to U.S. Treasuries, the fair value of the assets will decrease (increase).

     POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT
     BENEFITS

     For any increase (decrease) in mortality rate, lapse rate and nonperformance risk spread inputs, the fair value of the liabilities will decrease (increase). For any increase (decrease) in the utilization, withdrawal and market volatility rates, the fair value of the liabilities will increase (decrease).

     For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input will not affect the other inputs.

     NON-RECURRING FAIR VALUE MEASUREMENTS

     The Company did not have any financial assets measured at fair value on a non-recurring basis at December 31, 2015.

     The following tables summarize the Company's financial assets measured at fair value on a non-recurring basis at December 31, 2014:

                                                 LEVEL 1               LEVEL 2              LEVEL 3                TOTAL
                                             ----------------      ----------------     ----------------     ----------------
     Mortgage loans                          $             --      $             --     $          5,300     $          5,300
     Other invested assets:
       Real estate held for sale                           --                    --                1,828                1,828
                                             ----------------      ----------------     ----------------     ----------------
         Total financial assets              $             --      $             --     $          7,128     $          7,128
                                             ================      ================     ================     ================

     Mortgage loans represent loans that are held for sale. Real estate held for sale represents commercial real estate acquired in satisfaction of mortgage loan debt. The estimated fair values are obtained from third-party and/or internal appraisals less estimated costs to sell. The estimated fair values are categorized as Level 3 due to lack of transparency and unobservability in collateral valuation.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR
     VALUE

     The Company uses various methods and assumptions to estimate the fair value of financial assets and financial liabilities that are not carried at fair value on the consolidated balance sheets.

     The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. However, in some cases, as described below, the carrying amount equals or approximates fair value.

                                                                               DECEMBER 31, 2015
                                                  -----------------------------------------------------------------------------
                                                     CARRYING                                 FAIR
                                                       VALUE                                  VALUE
                                                  --------------  -------------------------------------------------------------
                                                      TOTAL          LEVEL 1         LEVEL 2        LEVEL 3          TOTAL
                                                  --------------  --------------  --------------  -------------   -------------
Assets:
   Mortgage loans, net                            $    2,122,837  $           --  $           --  $   2,158,377   $   2,158,377
   Policy loans                                          410,997              --              --        496,430         496,430

Liabilities:
   Deferred annuities                             $    2,122,335  $           --  $           --  $   2,231,728   $   2,231,728
   Annuity certain contracts                              78,588              --              --         81,225          81,225
   Other fund deposits                                 2,055,178              --              --      2,048,340       2,048,340
   Supplementary contracts
    without life contingencies                           103,352              --              --        103,352         103,352
   Short-term debt                                        50,000              --              --         50,000          50,000
   Long-term debt                                        368,000              --              --        370,517         370,517
   Separate account liabilities                       12,927,264       3,524,875       9,400,776          1,613      12,927,264

                                                                               DECEMBER 31, 2014
                                                  -----------------------------------------------------------------------------
                                                     CARRYING                                 FAIR
                                                       VALUE                                  VALUE
                                                  --------------  -------------------------------------------------------------
                                                       TOTAL          LEVEL 1         LEVEL 2        LEVEL 3          TOTAL
                                                  --------------  --------------  --------------  -------------   -------------
Assets:
   Mortgage loans, net                            $    1,930,683  $           --  $           --  $   2,022,665   $   2,022,665
   Policy loans                                          380,603              --              --        450,398         450,398

Liabilities:
   Deferred annuities                             $    2,213,072  $           --  $           --  $   2,347,583   $   2,347,583
   Annuity certain contracts                              74,866              --              --         79,223          79,223
   Other fund deposits                                 1,965,138              --              --      1,962,082       1,962,082
   Supplementary contracts
    without life contingencies                            89,997              --              --         89,997          89,997
   Short-term debt                                        50,000              --              --         50,000          50,000
   Long-term debt                                        393,000              --              --        395,434         395,434
   Separate account liabilities                       12,659,745       3,279,626       9,378,997          1,122      12,659,745

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR VALUE (CONTINUED)

     Fair values of mortgage loans are based upon matrix pricing and discounted cash flows which may not necessarily equal the exit price a market participant would pay for the loan. Fair values of policy loans are estimated by discounting expected cash flows. The expected cash flows reflect an estimate for the timing of repayment of the loans and weighted average loan interest rates.

     The fair values of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges, are estimated to be the amount payable on demand as of December 31, 2015 and 2014 as those investment contracts have no defined maturity, are similar to a deposit liability and are based on the current interest rate environment relative to the guaranteed interest rates. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

     The fair values of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

     The carrying amount of short-term debt approximates the fair value. The fair value of long-term debt is estimated based primarily on borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities.

     Certain separate account liabilities represent balances due to policyholders under contracts that are classified as investment contracts. Since these separate account liabilities are fully funded by the cash flows from the separate account assets which are recognized at estimated fair value, the value of those assets approximates the carrying and fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

(6)  INVESTMENTS

     FIXED MATURITY AND EQUITY SECURITIES

     The Company's fixed maturity portfolio consists primarily of public and private corporate fixed maturity securities, mortgage and other asset backed securities, and U.S. government and agency obligations.

     The carrying value of the Company's fixed maturity portfolio totaled $12,504,725 and $11,971,706 at December 31, 2015 and 2014, respectively.
     Fixed maturity securities represent 75.0% and 75.5% of total invested assets at December 31, 2015 and 2014, respectively. At December 31, 2015 and 2014, publicly traded fixed maturity securities comprised 86.3% and 80.5%, respectively, of the total fixed maturity portfolio.

     The Company invests in private placement fixed maturity securities to enhance the overall value of its portfolio, increase diversification and obtain higher yields than are possible with comparable publicly traded securities. Generally, private placement fixed maturity securities provide broader access to management information, strengthened negotiated protective covenants, call protection features and, frequently, improved seniority of collateral protection. Private placement securities generally are only tradable subject to restrictions by federal and state securities laws and are, therefore, less liquid than publicly traded fixed maturity securities.

     The Company holds CMBS that may be originated by single or multiple issuers, which are collateralized by mortgage loans secured by income producing commercial properties such as office buildings, multi-family dwellings, industrial, retail, hotels and other property types.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6)  INVESTMENTS (CONTINUED)

     FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

     The Company's RMBS portfolio consists of pass-through securities, which are pools of mortgage loans collateralized by single-family residences and primarily issued by government sponsored entities (E.G., GNMA, FNMA and FHLMC), and structured pass-through securities, such as collateralized mortgage obligations, that may have specific prepayment and maturity profiles and may be issued by either government sponsored entities or "private label" issuers. The Company's RMBS portfolio primarily contains loans made to borrowers with strong credit histories. The Company's portfolio consisted of $1,981,529 and $2,285,683 agency backed RMBS and $61,811 and $71,745 non-agency backed RMBS as of December 31, 2015 and 2014, respectively. The Company's RMBS portfolio also includes Alt-A mortgage loans to customers who have good credit ratings but have limited documentation for their source of income or some other standards used to underwrite the mortgage loan, and subprime residential loans to customers with weak credit profiles, including mortgages originated using relaxed mortgage-underwriting standards. The fair value of the Company's subprime securities as of December 31, 2015 was $4,929 with unrealized losses totaling $61. The fair value of the Company's subprime securities as of December 31, 2014 was $8,405 with unrealized losses totaling $72.

     The Company's asset-backed securities investment portfolio consists of securities collateralized by the cash flows of receivables relating to credit cards, automobiles, manufactured housing and other asset class loans.

     The equity securities portfolio is managed with the objective of capturing long-term capital gains with a moderate level of current income. The carrying value of the Company's equity security portfolio totaled $505,094 and $437,527 as of December 31, 2015 and 2014, respectively.

     The amortized cost, gross unrealized gains and losses, OTTI recognized in accumulated other comprehensive loss (AOCL) and fair value of fixed maturity and equity securities by type of investment were as follows:

                                                                   GROSS          GROSS
                                                 AMORTIZED      UNREALIZED      UNREALIZED        OTTI IN
     DECEMBER 31, 2015                             COST            GAINS          LOSSES          AOCL (1)      FAIR VALUE
     --------------------------------------   --------------   --------------  --------------  -------------   -------------
     U.S. government securities               $      340,859   $       21,104  $          820  $          --   $     361,143
     Agencies not backed by the full faith
       and credit of the U.S. government             750,434           26,010           2,756             --         773,688
     Foreign government securities                    34,194            4,332              --             --          38,526
     Corporate securities                          7,562,245          258,728         186,069         (1,275)      7,636,179
     Asset-backed securities                         390,719           14,959           2,023           (473)        404,128
     CMBS                                          1,230,790           25,328          11,661         (3,264)      1,247,721
     RMBS                                          1,938,384          106,434           1,372            106       2,043,340
                                              --------------   --------------  --------------  -------------   -------------
        Total fixed maturity securities,
          available-for-sale                      12,247,625          456,895         204,701         (4,906)     12,504,725
     Equity securities - unaffiliated                461,651           56,721          13,278             --         505,094
                                              --------------   --------------  --------------  -------------   -------------
             Total                            $   12,709,276   $      513,616  $      217,979  $      (4,906)  $  13,009,819
                                              ==============   ==============  ==============  =============   =============

     (1) Amounts include net unrealized (gains) losses on OTTI fixed maturity securities subsequent to the impairment measurement date.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6)  INVESTMENTS (CONTINUED)

     FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

     The amortized cost, gross unrealized gains and losses, OTTI recognized in accumulated other comprehensive loss (AOCL) and fair value of fixed maturity and equity securities by type of investment were as follows (Continued):

                                                                   GROSS          GROSS
                                                AMORTIZED       UNREALIZED      UNREALIZED       OTTI IN
     DECEMBER 31, 2014                             COST            GAINS          LOSSES         AOCL (1)       FAIR VALUE
     --------------------------------------   --------------   --------------  --------------  -------------   -------------
     U.S. government securities               $      205,029   $       25,756  $          533  $          --   $     230,252
     Agencies not backed by the full faith
       and credit of the U.S. government             526,255           24,721           2,338             --         548,638
     Foreign government securities                    33,795            5,171              --             --          38,966
     Corporate securities                          6,849,148          454,572          25,776         (2,407)      7,280,351
     Asset-backed securities                         360,701           21,891           1,026           (518)        382,084
     CMBS                                          1,042,703           43,396           2,642         (5,476)      1,088,933
     RMBS                                          2,222,247          137,494             947          1,366       2,357,428
                                              --------------   --------------  --------------  -------------   -------------
          Total fixed maturity securities,
             available-for-sale                   11,239,878          713,001          33,262         (7,035)     11,926,652
     Equity securities - unaffiliated                364,775           74,833           4,656             --         434,952
                                              --------------   --------------  --------------  -------------   -------------
               Total                          $   11,604,653   $      787,834  $       37,918  $      (7,035)  $  12,361,604
                                              ==============   ==============  ==============  =============   =============

     (1) Amounts include net unrealized (gains) losses on OTTI fixed maturity securities subsequent to the impairment measurement date.

     The amortized cost, gross unrealized gains and losses, OTTI recognized in AOCL and fair value of fixed maturity and equity securities on loan by type of investment were as follows:

                                                                    GROSS          GROSS
                                                 AMORTIZED       UNREALIZED      UNREALIZED        OTTI IN
     DECEMBER 31, 2014                              COST            GAINS          LOSSES            AOCL        FAIR VALUE
     ---------------------------------------  --------------   --------------   --------------   -------------  -------------
     U.S. government securities               $        1,653   $           --   $            5   $          --  $       1,648
     Corporate securities                             43,792            1,606            1,992              --         43,406
                                              --------------   --------------   --------------   -------------  -------------
        Total fixed maturity securities               45,445            1,606            1,997              --         45,054
     Equity securities - unaffiliated                  2,190              467               82              --          2,575
                                              --------------   --------------   --------------   -------------  -------------
               Total                          $       47,635   $        2,073   $        2,079   $          --  $      47,629
                                              ==============   ==============   ==============   =============  =============

     The amortized cost and fair value of fixed maturity securities at December 31, 2015, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                          AVAILABLE-FOR-SALE
                                                                -------------------------------------
                                                                    AMORTIZED             FAIR
                                                                      COST                VALUE
                                                                ----------------     ----------------
     Due in one year or less                                    $        396,588     $        402,215
     Due after one year through five years                             2,303,705            2,443,716
     Due after five years through ten years                            3,252,386            3,272,651
     Due after ten years                                               2,735,053            2,690,954
                                                                ----------------     ----------------
                                                                       8,687,732            8,809,536
     Asset-backed and mortgage-backed securities                       3,559,893            3,695,189
                                                                ----------------     ----------------
        Total                                                   $     12,247,625     $     12,504,725
                                                                ================     ================

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6)  INVESTMENTS (CONTINUED)

     FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

     The Company had certain investments with a reported fair value lower than the cost of the investments as follows:

                                                                                  DECEMBER 31, 2015
                                                              -------------------------------------------------------------
                                                                                 LESS THAN 12 MONTHS
                                                              -------------------------------------------------------------
                                                                                               UNREALIZED
                                                                                               LOSSES AND
                                                                                AMORTIZED       OTTI IN
                                                               FAIR VALUE         COST            AOCL      SECURITY COUNT
                                                              ------------      ----------     -----------  --------------
     U.S. government securities                               $     95,174      $   95,708     $       534              28
     Agencies not backed by the full faith and
       credit of the U.S. government                               101,077         102,889           1,812              19
     Corporate securities                                        2,491,897       2,654,491         162,594             500
     Asset-backed securities                                       103,449         104,848           1,399              19
     CMBS                                                          546,958         558,130          11,172              50
     RMBS                                                           88,513          89,471             958              26
     Equity securities - unaffiliated                              150,665         160,641           9,976              94

                                                                                  DECEMBER 31, 2015
                                                              -------------------------------------------------------------
                                                                                 12 MONTHS OR GREATER
                                                              -------------------------------------------------------------
                                                                                               UNREALIZED
                                                                                               LOSSES AND
                                                                                AMORTIZED       OTTI IN
                                                               FAIR VALUE         COST            AOCL      SECURITY COUNT
                                                              ------------      ----------     -----------  --------------
     U.S. government securities                               $      6,208      $    6,494     $       286               4
     Agencies not backed by the full faith and
       credit of the U.S. government                                36,701          37,645             944               6
     Corporate securities                                          120,128         143,897          23,769              51
     Asset-backed securities                                        13,838          14,462             624               2
     CMBS                                                           14,754          15,291             537               4
     RMBS                                                           39,971          42,381           2,410              30
     Equity securities - unaffiliated                               20,429          23,731           3,302              20

                                                                                  DECEMBER 31, 2014
                                                        -----------------------------------------------------------------------
                                                                                 LESS THAN 12 MONTHS
                                                        -----------------------------------------------------------------------
                                                                                                UNREALIZED
                                                                                                LOSSES AND
                                                                              AMORTIZED           OTTI IN
                                                           FAIR VALUE           COST                AOCL        SECURITY COUNT
                                                        ----------------   ----------------   ---------------  ----------------
    U.S. government securities                          $         17,036   $         17,131    $           95                 7
    Agencies not backed by the full faith and
      credit of the U.S. government                               14,406             14,488                82                 4
    Corporate securities                                         539,310            556,186            16,876               182
    Asset-backed securities                                       21,379             21,600               221                 6
    CMBS                                                          18,297             18,417               120                 4
    RMBS                                                           1,924              1,929                 5                 3
    Equity securities - unaffiliated                              56,943             60,325             3,382                66

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6)  INVESTMENTS (CONTINUED)

     FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

     The Company had certain investments with a reported fair value lower than the cost of the investments as follows (Continued):


                                                                                  DECEMBER 31, 2014
                                                        -----------------------------------------------------------------------
                                                                                 12 MONTHS OR GREATER
                                                        -----------------------------------------------------------------------
                                                                                                UNREALIZED
                                                                                                LOSSES AND
                                                                                AMORTIZED         OTTI IN
                                                              FAIR VALUE          COST             AOCL        SECURITY COUNT
                                                           ----------------   -------------    -------------  ----------------
     U.S. government securities                            $         14,295   $      14,733    $         438                13
     Agencies not backed by the full faith and
       credit of the U.S. government                                 66,767          69,023            2,256                10
     Corporate securities                                           248,496         257,396            8,900                66
     Asset-backed securities                                         28,575          29,380              805                 5
     CMBS                                                           162,425         164,984            2,559                18
     RMBS                                                            67,919          72,168            4,249                39
     Equity securities - unaffiliated                                10,301          11,575            1,274                 9

     The Company had certain investments on loan with a reported fair value lower than the cost of the investments as follows:

                                                                                  DECEMBER 31, 2014
                                                        ----------------------------------------------------------------------
                                                                                 LESS THAN 12 MONTHS
                                                        ----------------------------------------------------------------------
                                                                                               UNREALIZED
                                                                                               LOSSES AND
                                                                             AMORTIZED           OTTI IN
                                                          FAIR VALUE           COST               AOCL         SECURITY COUNT
                                                        ---------------   ---------------    ---------------  ----------------
     U.S. government securities                         $         1,648   $         1,653    $             5                 1
     Corporate securities                                         6,213             6,552                339                 2
     Equity securities - unaffiliated                               912               994                 82                 1

                                                                                  DECEMBER 31, 2014
                                                        ----------------------------------------------------------------------
                                                                                 12 MONTHS OR GREATER
                                                        ----------------------------------------------------------------------
                                                                                               UNREALIZED
                                                                                               LOSSES AND
                                                                             AMORTIZED          OTTI IN
                                                          FAIR VALUE           COST               AOCL         SECURITY COUNT
                                                        ---------------   --------------     --------------   ----------------
     U.S. government securities                         $            --   $           --     $           --                 --
     Corporate securities                                        13,531           15,184              1,653                  1
     Equity securities - unaffiliated                                --               --                 --                 --

     For fixed maturity securities in an unrealized loss position, the Company expects to collect all principal and interest payments. In determining whether an impairment is other than temporary, the Company evaluates its intent and need to sell a security prior to its anticipated recovery in fair value. The Company performs ongoing analysis of liquidity needs, which includes cash flow testing. Cash flow testing includes duration matching of the investment portfolio and policyholder liabilities. As of December 31, 2015, the Company does not intend to sell and does not believe that it will be required to sell investments with an unrealized loss prior to recovery.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6)  INVESTMENTS (CONTINUED)

     FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

     The following paragraphs summarize the Company's evaluation of investment categories with unrealized losses as of December 31, 2015.

     U.S. government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

     Agencies not backed by the full faith and credit of the U.S. government securities are temporarily impaired due to interest rates and not credit-related reasons. Although not backed by the full faith and credit of the U.S. government, these securities generally trade as if they are.

     Corporate security valuations are impacted by both interest rates and credit industry specific issues. The Company recognizes an OTTI due to credit issues if the Company feels the security will not recover in a reasonable period of time. Unrealized losses are primarily due to the interest rate environment and credit spreads.

     Asset-backed securities, CMBS and RMBS are impacted by both interest rates and the value of the underlying collateral. The Company utilizes discounted cash flow models using outside assumptions to determine if an OTTI is warranted.

     The Company's CMBS portfolio had initial ratings of AA or higher and are diversified by property type and geographic location. The Company's CMBS portfolio is primarily super senior and senior securities as opposed to mezzanine or below. Weaknesses in commercial real estate fundamentals have impacted most of the asset class and the Company has recognized OTTI when warranted. At December 31, 2015, the Company had CMBS securities that had been in an unrealized loss position for twelve months or longer and 100% of these securities were investment grade.

     The Company's RMBS portfolio primarily consists of residential mortgages to prime borrowers. The depressed U.S. housing market continues to impact the valuations across the entire asset class. As of December 31, 2015, 97.0% of the RMBS portfolio was invested in agency pass-through securities. At December 31, 2015, the Company had RMBS securities that were in an unrealized loss position for twelve months or longer and 71.9% of these securities were investment grade (BBB or better). Credit support for the RMBS holdings remains high.

     Equity securities with unrealized losses at December 31, 2015 primarily represent highly diversified publicly traded equity securities that have positive outlooks for near-term future recovery.

     At December 31, 2015 and 2014, fixed maturity securities and cash equivalents with a carrying value of $22,686 and $28,442, respectively, were on deposit with various regulatory authorities as required by law.

     MORTGAGE LOANS

     The Company underwrites commercial mortgages on general purpose income producing properties and the Company has defined its portfolio segment as the commercial mortgage loan portfolio in total with the class segments defined as office buildings, retail facilities, apartment, industrial and other properties. Geographic and property type diversification is also considered in analyzing investment opportunities, as well as property valuation and cash flow. The mortgage loan portfolio totaled $2,122,837 and $1,935,983 at December 31, 2015 and 2014, respectively.

     All of the Company's commercial mortgage loan investments are owned by Minnesota Life Insurance Company and are managed and serviced directly by an affiliate, Advantus Capital Management, Inc. (Advantus). The Company currently does not hold any condominium commercial mortgage loan, construction, mezzanine or land loan investments.

     During 2014, the Company began a program to sell a percentage of ownership of certain newly originated mortgage loans to third parties in order to diversify and mitigate risk. These transactions are accounted for as sales and the portion of each asset sold is legally isolated from the Company with no exposure of loss. Advantus services the assets for the third party. Certain portions of mortgage loans totaling $81,300 and $18,500 were sold during 2015 and 2014, respectively.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6)  INVESTMENTS (CONTINUED)

     MORTGAGE LOANS (CONTINUED)

     The following table shows the composition of the Company's commercial mortgage loan portfolio, net of valuation allowances, by class as of December 31:

                                             2015                     2014
                                       ----------------         ----------------
     Industrial                        $        838,063         $        769,224
     Office buildings                           356,846                  368,498
     Retail facilities                          464,920                  396,530
     Apartment                                  291,760                  251,567
     Other                                      171,248                  150,164
                                       ----------------         ----------------
        Total                          $      2,122,837         $      1,935,983
                                       ================         ================

     If information is obtained on commercial mortgage loans that indicate a potential problem (likelihood of the borrower not being able to comply with the present loan repayment terms), the loan is placed on an internal surveillance list, which is routinely monitored by the Company. Among the criteria that would indicate a potential problem are: borrower bankruptcies, major tenant bankruptcies, loan relief/restructuring requests, delinquent tax payments, late payments, and vacancy rates.

     A valuation allowance is established when it is probable that the Company will not be able to collect all amounts due under the contractual terms of the loan. The valuation allowance includes a specific allowance for loans that are determined to be nonperforming and a general allowance for loans that are on the surveillance list where a probable loss exists but cannot be specifically identified to a specific loan.

     The following table provides a summary of the valuation allowance for the mortgage loan portfolio for the years ended December 31:

                                                    2015             2014               2013
                                             ----------------  ----------------   ----------------
     Balance at beginning of year            $          2,270  $          4,677   $          3,800
        Addition to (release of) allowance                161            (2,407)               877
        Write-downs, net of recoveries                     --                --                 --
                                             ----------------  ----------------   ----------------
     Balance at end of year                  $          2,431  $          2,270   $          4,677
                                             ================  ================   ================

     End of year valuation allowance basis:
        Specific allowance                   $          1,485  $          1,221   $          3,094
        General allowance                                 946             1,049              1,583
                                             ----------------  ----------------   ----------------
     Total valuation allowance               $          2,431  $          2,270   $          4,677
                                             ================  ================   ================

     As of December 31, 2015, the Company had two loans with a total carrying value of $10,739, net of a $1,485 specific valuation allowance. The two loans were held in the office and retail facilities classes. For those two loans, the interest income recognized for the year ended December 31, 2015 was $644. The two loans that had a specific valuation allowance were modified in a troubled debt restructuring. A troubled debt restructuring is where the Company grants concessions related to the borrower's financial difficulties. The types of concessions may include: a permanent or temporary modification of the interest rate, extension of the maturity date at a lower interest rate and/or a reduction of accrued interest. There were no troubled debt restructurings that subsequently defaulted during 2015. The Company did not have any outstanding commitments to lend additional funds to borrowers with restructured loans as of December 31, 2015.

     As of December 31, 2014, the Company had two loans with a total carrying value of $10,431, net of a $1,221 specific valuation allowance. The two loans were held in the office and retail facilities classes. For those two loans, the interest income recognized for the year ended December 31, 2014 was $749. The two loans that had a specific valuation allowance were modified in a troubled debt restructuring. There were no troubled debt restructurings that subsequently defaulted during 2014. The Company did not have any outstanding commitments to lend additional funds to borrowers with restructured loans as of December 31, 2014.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6)  INVESTMENTS (CONTINUED)

     MORTGAGE LOANS (CONTINUED)

     As of December 31, 2015, the Company had no delinquent mortgage loans.

     The Company assesses the credit quality of its mortgage loan portfolio by reviewing the performance of its portfolio which includes evaluating its performing and nonperforming mortgage loans. Nonperforming mortgage loans include loans that are not performing to the contractual terms of the loan agreement. Nonperforming mortgage loans do not include restructured loans that are current with payments and thus are considered performing.

     The following table provides a summary of performing and nonperforming mortgage loans as of December 31:

                                                2015                  2014
                                          ----------------      ----------------
     Performing mortgage loans            $      2,122,837      $      1,935,983
     Nonperforming mortgage loans                       --                    --
                                          ----------------      ----------------
        Total                             $      2,122,837      $      1,935,983
                                          ================      ================

     Periodically the Company may acquire real estate in satisfaction of debt. The acquired real estate is recognized at the lower of the loan's amortized cost balance or the acquired property's fair value less expected selling costs.

     The following table provides a summary of real estate acquired in satisfaction of mortgage loan debt for the years ended December 31:

                                                                        2015              2014                2013
                                                                   ---------------   ----------------   ----------------
     Number of properties acquired                                               1                  1                 --
     Carrying value of mortgage loans prior to real estate
       acquisition                                                 $         5,300   $          7,500   $             --
     Loss recognized upon acquisition in satisfaction of debt                   --                 --                 --

     ALTERNATIVE INVESTMENTS

     Alternative investments primarily consist of venture capital funds, middle market leveraged buyout funds, distressed debt funds, mezzanine debt funds, hedge funds and other miscellaneous equity investments. Alternative investments are diversified by type, general partner, vintage year, and geographic location - both domestic and international.

     The Company's composition of alternative investments by type were as follows:

                                                        DECEMBER 31, 2015                       DECEMBER 31, 2014
                                              ------------------------------------     -----------------------------------
                                                  CARRYING            PERCENT             CARRYING            PERCENT
                                                   VALUE              OF TOTAL              VALUE             OF TOTAL
                                              ----------------    ----------------     ----------------   ----------------
     Alternative investments
        Private equity funds                  $        366,665                61.5%    $        332,163               61.9%
        Mezzanine debt funds                           228,785                38.3%             203,413               37.9%
        Hedge funds                                      1,169                 0.2%               1,345                0.2%
                                              ----------------    ----------------     ----------------   ----------------
          Total alternative investments       $        596,619               100.0%    $        536,921              100.0%
                                              ================    ================     ================   ================

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6)  INVESTMENTS (CONTINUED)

     NET  INVESTMENT INCOME

     Net investment income for the years ended December 31 was as follows:

                                         2015               2014                 2013
                                   ----------------    ----------------    ----------------
     Fixed maturity securities     $        544,543    $        527,106    $        514,933
     Equity securities                       16,097              14,411              12,418
     Mortgage loans                         104,155             100,289              93,430
     Policy loans                            26,120              24,614              24,121
     Cash equivalents                            33                  27                  38
     Alternative investments                 21,009              20,648              16,036
     Derivative instruments                      63                 (60)               (217)
     Other invested assets                    2,397               1,843               1,656
                                   ----------------    ----------------    ----------------
       Gross investment income              714,417             688,878             662,415
     Investment expenses                    (25,280)            (24,579)            (22,582)
                                   ----------------    ----------------    ----------------
       Total                       $        689,137    $        664,299    $        639,833
                                   ================    ================    ================

     NET REALIZED INVESTMENT GAINS (LOSSES)

     Net realized investment gains (losses) for the years ended December 31 were as follows:

                                            2015             2014                2013
                                     ----------------   ----------------   ----------------
     Fixed maturity securities       $        (25,713)  $         22,943   $         (1,302)
     Equity securities                          7,912             38,770             19,860
     Mortgage loans                              (377)            (2,753)              (762)
     Alternative investments                   41,761             43,718             16,843
     Derivative instruments                   (22,363)            14,086            (71,487)
     Other invested assets                       (956)               (95)              (407)
     Securities held as collateral              9,379             17,086                601
                                     ----------------   ----------------   ----------------
       Total                         $          9,643   $        133,755   $        (36,654)
                                     ================   ================   ================

     Gross realized gains (losses) on the sales of fixed maturity securities, equity securities and alternative investments for the years ended December 31 were as follows:

                                                          2015               2014               2013
                                                     ----------------   ----------------   ----------------
     Fixed maturity securities, available-for-sale:
        Gross realized gains                         $         19,557   $         39,432   $         32,258
        Gross realized losses                                 (28,701)           (13,637)           (33,065)
     Equity securities:
        Gross realized gains                                   24,828             44,030             22,890
        Gross realized losses                                 (16,003)            (5,254)            (2,893)
     Alternative investments:
        Gross realized gains                                   39,112             39,882             24,320
        Gross realized losses                                    (556)              (960)              (457)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6)  INVESTMENTS (CONTINUED)

     NET REALIZED INVESTMENT GAINS (LOSSES) (CONTINUED)

     Other-than-temporary impairments by asset type recognized in net realized investment gains (losses) for the years ended December 31 were as follows:

                                                      2015             2014              2013
                                                ----------------  ----------------  ----------------
     Fixed maturity securities
        Corporate securities                    $         16,569  $          2,852  $            495
     Mortgage loans                                           --             6,183                --
     Equity securities                                       913                 6               137
     Alternative investments                                  --                --             7,020
     Other invested assets                                    --                --               500
                                                ----------------  ----------------  ----------------
        Total other-than-temporary impairments  $         17,482  $          9,041  $          8,152
                                                ================  ================  ================

     The cumulative credit loss component of other-than-temporary impairments on fixed maturity securities still held by the Company at December 31, for which a portion of the other-than-temporary impairment loss was recognized in other comprehensive income (loss), was as follows:

                                                                          2015               2014                2013
                                                                     ----------------   ----------------   ----------------
     Balance at beginning of year                                    $         17,436   $         26,964   $         26,670
     Additions:
        Initial impairments - credit loss OTTI recognized on
          securities not previously impaired                                   16,569              2,852                495
        Additional impairments - credit loss OTTI recognized
          on securities previously impaired                                        --                 --                 --
     Reductions:
        Due to sales (or maturities, pay downs, or prepayments)
          during the period of securities previously credit loss
          OTTI impaired                                                        (4,676)           (12,380)              (201)
                                                                     ----------------   ----------------   ----------------
     Balance at end of year                                          $         29,329   $         17,436   $         26,964
                                                                     ================   ================   ================

(7)  DERIVATIVE INSTRUMENTS

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the OTC market. The Company currently enters into derivative transactions that do not qualify for hedge accounting, or in certain cases, elects not to utilize hedge accounting. The Company does not enter into speculative positions. Although certain transactions do not qualify for hedge accounting or the Company chooses not to utilize hedge accounting, they provide the Company with an assumed economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. The Company uses a variety of derivatives including swaps, swaptions, futures, caps, floors, forwards and option contracts to manage the risk associated with changes in estimated fair values related to the Company's financial assets and liabilities, to generate income and manage other risks due to the variable nature of the Company's cash flows. The Company also issues certain insurance policies that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheets either as assets within derivative instruments or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives and interest rate forwards or through the use of pricing models for OTC derivatives. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7)  DERIVATIVE INSTRUMENTS (CONTINUED)

     The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk and equity market risk. The Company uses a variety of strategies to attempt to manage these risks. The following table presents the notional amount, estimated fair value, and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives held:

                                                       DECEMBER 31, 2015                             DECEMBER 31, 2014
                                           -----------------------------------------  ---------------------------------------------
                                                                   FAIR VALUE                                  FAIR VALUE
     PRELIMINARY                                         ---------------------------                  -----------------------------
     UNDERLYING RISK                        NOTIONAL                     LIABILITIES      NOTIONAL                     LIABILITIES
     EXPOSURE            INSTRUMENT TYPE     AMOUNT          ASSETS          (1)           AMOUNT         ASSETS           (1)
     ---------------    ----------------- -------------  ------------  -------------  --------------  --------------  -------------
     Interest rate      Interest rate
                          swaps           $     476,500  $     31,645  $           1  $      496,500  $       26,675  $         669
                        Interest rate
                          swaptions             572,000         8,071             --         285,000           8,860             --
                        Interest rate
                          futures               370,000             9              9         407,000               8              8
                        Interest rate
                          caps                  100,000           162             --         100,000             534             --
                        TBAs                     42,505        43,887             --          27,905          29,115             --
     Foreign currency   Foreign currency
                          swaps                  17,000         5,127             --          17,000           5,295             --
     Equity market      Equity futures          443,331             3              3         344,351               2              2
                        Equity options        6,161,629       129,635         14,237       4,109,672         187,512         38,895
                                          -------------  ------------  -------------  --------------  --------------  -------------
        Total derivatives                 $   8,182,965  $    218,539  $      14,250  $    5,787,428  $      258,001  $      39,574
                                          =============  ============  =============  ==============  ==============  =============

     (1) The estimated fair value of all derivatives in a liability position is reported within other liabilities on the consolidated balance sheets.

     The Company has steadily increased the volume of derivatives trading throughout 2015 and 2014. This is evident through the increase in notional amounts in 2015.

     The majority of the freestanding derivatives utilized by the Company, other than TBAs, are for specific economic hedging programs related to various annuity and insurance product liabilities that have market risk. Management considers the sales growth of products and the volatility in the interest and equity markets in assessing the trading activity for these programs.

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     Interest rate swaptions are purchased by the Company to manage the impact of interest rate declines and sharply rising interest rates. An interest rate swaption allows the Company the option, but not the obligation, to enter into a interest rate swap at a future date with the terms established at the time of the purchase. There are two types of interest rate swaptions, payer swaptions and receiver swaptions. A payer swaption allows the holder to enter into a swap to pay the fixed rate and receive the floating rate. A receiver swaption allows the holder to enter into a swap to receive the fixed rate and pay the floating rate. The Company is trading in both types of swaptions. Swaptions require the payment of a premium when purchased. Swaptions are based on a specific underlying swap and have an exercise rate and an expiration date. A payer swaption would be exercised if the market swap rate is greater than the exercise rate at the expiration date and the value would be the present value of the difference between the market swap rate and exercise rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. A receiver swaption would be exercised if the market swap rate is less than the exercise rate at the expiration date and the value would be the present value of the difference between the exercise rate and market swap rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. In either case if market swap rates were unfavorable the swaption would be allowed to expire.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7)  DERIVATIVE INSTRUMENTS (CONTINUED)

     Interest rate futures are used by the Company to manage duration in certain portfolios within the general account of the Company. In exchange traded interest rate futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate futures are used primarily to economically hedge mismatches between the duration of the assets in a portfolio and the duration of liabilities supported by those assets, to economically hedge against changes in value of securities the Company owns or anticipates acquiring, and to economically hedge against changes in interest rates on anticipated liability issuances. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or economically hedge existing interest rate risk.

     Interest rate caps are purchased by the Company to manage the impact of sharply rising interest rates on overall investment performance. An interest rate cap is a series of call options on a specified interest rate. The Company enters into contracts to purchase interest rate caps and receives cash payments from the cap writer when the market rate is above the specified rate on the maturity date. The difference between the market rate and specified rate is then multiplied by the notional principal amount to determine the payment. If the market rate is less than the specified rate on the maturity date, the Company does not receive a payment.

     Interest rate floors are purchased by the Company to manage the impact of interest rate declines on overall investment performance. An interest rate floor is a series of put options on a specified interest rate. The Company enters into contracts to purchase interest rate floors and receives cash payments from the floor writer when the market rate is below the specified rate on the maturity date. The difference between the market rate and specified rate is then multiplied by the notional principal amount to determine the payment. If the market rate exceeds the specified rate on the maturity date, the Company does not receive a payment.

     Foreign currency swaps are used by the Company to offset foreign currency exposure on interest and principal payments of fixed maturity securities denominated in a foreign currency. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     Foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency in the specified future date.

     Equity futures include exchange-traded equity futures as well as VIX futures. VIX futures are used by the Company to reduce the variance of its portfolio of equity assets. The VIX is the index of the implied volatility of the S&P 500 Index options and represents the expected stock market volatility over the next 30 day period. In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products and certain equity indexed life products offered by the Company.

     Equity options are used by the Company primarily to economically hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To economically hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to economically hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

     The Company holds TBA forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7)  DERIVATIVE INSTRUMENTS (CONTINUED)

     The following tables present the amount and location of gains (losses) recognized in income from derivatives:

                                                                              DECEMBER 31, 2015
                                                     --------------------------------------------------------------------
                                                       NET REALIZED
                                                     INVESTMENT GAINS         NET INVESTMENT
                                                         (LOSSES)                INCOME             POLICYHOLDER BENEFITS
                                                     ----------------        ----------------       ---------------------
     Interest rate swaps                             $         15,753        $            (74)      $                  --
     Interest rate swaptions                                      949                      --                          --
     Interest rate futures                                     (7,354)                     --                           1
     Interest rate caps                                            42                    (414)                         --
     TBAs                                                         994                      --                          --
     Foreign currency swaps                                      (158)                    562                          --
     Foreign currency forwards                                    146                     (11)                         --
     Equity futures                                           (15,982)                     --                       2,106
     Equity options                                            (4,150)                     --                     (50,096)
                                                     ----------------        ----------------       ---------------------
     Total gains (losses) recognized in
        income from derivatives                      $         (9,760)       $             63       $             (47,989)
                                                     ================        ================       =====================

                                                                              DECEMBER 31, 2014
                                                     --------------------------------------------------------------------
                                                       NET REALIZED
                                                     INVESTMENT GAINS         NET INVESTMENT
                                                         (LOSSES)                INCOME             POLICYHOLDER BENEFITS
                                                     ----------------        ----------------       ---------------------
     Interest rate swaps                             $         68,325        $            (86)      $                  --
     Interest rate swaptions                                    3,538                      --                          --
     Interest rate futures                                     14,945                      --                         (34)
     Interest rate caps                                        (1,897)                   (414)                         --
     Interest rate floors                                          85                     (81)                         --
     TBAs                                                         601                      --                          --
     Foreign currency swaps                                     2,170                     525                          --
     Foreign currency forwards                                    (96)                     (4)                         --
     Equity futures                                           (18,223)                     --                      14,252
     Equity options                                           (12,599)                     --                      74,840
                                                     ----------------        ----------------       ---------------------
     Total gains (losses) recognized in
        income from derivatives                      $         56,849        $            (60)      $              89,058
                                                     ================        ================       =====================

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7)  DERIVATIVE INSTRUMENTS (CONTINUED)

     The following tables present the amount and location of gains (losses) recognized in income from derivatives (Continued):

                                                                              DECEMBER 31, 2013
                                                     --------------------------------------------------------------------
                                                       NET REALIZED
                                                     INVESTMENT GAINS         NET INVESTMENT
                                                         (LOSSES)                INCOME             POLICYHOLDER BENEFITS
                                                     ----------------        ----------------       ---------------------
     Interest rate swaps                             $        (50,040)       $            (87)      $                  --
     Interest rate swaptions                                   (3,054)                     --                          --
     Interest rate futures                                    (18,085)                     --                         (29)
     Interest rate caps                                         1,807                      --                          --
     Interest rate floors                                        (270)                   (601)                         --
     TBAs                                                         (68)                     --                          --
     Foreign currency swaps                                     2,562                     489                          --
     Foreign currency forwards                                   (205)                    (18)                         --
     Equity futures                                           (25,137)                     --                      15,915
     Equity options                                           (40,134)                     --                      87,204
                                                     ----------------        ----------------       ---------------------
     Total gains (losses) recognized in
        income from derivatives                      $       (132,624)       $           (217)      $             103,090
                                                     ================        ================       =====================

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

     The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are purchased through regulated exchanges, and positions are settled on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. The Company received collateral from OTC counterparties in the amount of $170,541 and $203,232 at December 31, 2015 and 2014,
     respectively, and the Company delivered collateral in the amount of $19,698 and $21,561 at December 31, 2015 and 2014, respectively. The Company maintained ownership of any collateral delivered.

     EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These embedded derivatives take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7)  DERIVATIVE INSTRUMENTS (CONTINUED)

     EMBEDDED DERIVATIVES (CONTINUED)

     The following table presents the fair value of the Company's embedded derivatives at December 31:

                                                                 2015          2014
                                                               ---------     ----------
     Embedded derivatives within annuity products:
       Minimum guaranteed withdrawal benefits                  $ (48,828)    $  (36,107)
       Minimum guaranteed accumulation benefits                      (23)            --
       Guaranteed payout floors                                   (5,661)        (5,802)
       Other                                                      (5,129)        (5,384)

     Embedded derivatives within life insurance products:
       Equity-linked index credits                             $ (97,567)    $ (144,210)

     The following table presents the changes in fair value related to embedded derivatives for the years ended December 31:

                                                             2015         2014        2013
                                                           ---------   ---------   ---------
     Embedded derivatives within annuity products:
       Net realized investment gains (losses)              $ (12,603)  $ (42,763)  $  61,137
       Policyholder benefits                                     255        (912)       (365)

     Embedded derivatives within life insurance products:
       Policyholder benefits                               $  46,643   $ (23,595)  $ (65,780)

     At December 31, 2015 and 2014, fixed maturity and equity securities with a carrying value of $19,698 and $21,561, respectively, were pledged as collateral to a regulatory authority as part of the Company's derivative program.

(8)  VARIABLE INTEREST ENTITIES

     The Company is involved with various special purpose entities and other entities that are deemed to be variable interest entities (VIE). A VIE is an entity that either has investors that lack certain characteristics of a controlling financial interest or lacks sufficient equity to finance its own activities without financial support provided by other entities.

     The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and is therefore the primary beneficiary. The Company is deemed to have controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE.

     CONSOLIDATED VIES

     As of December 31, 2015 and 2014, there were no material investments or relationships that were consolidated as a VIE.

     NON-CONSOLIDATED VIES

     The Company, through normal investment activities, makes passive investments in structured securities issued by VIEs. These structured securities typically invest in fixed income investments and include asset-backed securities, CMBS and RMBS. The Company has not provided financial or other support with respect to these investments other than its original investment. The Company has determined it is not the primary beneficiary of these investments due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination, which reduces the Company's obligation to absorb losses or right to receive benefits, and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these structured investments is limited to the amount of the investment. See Note 6 for details regarding the carrying amount and classification of these assets.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(8)  VARIABLE INTEREST ENTITIES (CONTINUED)

     NON-CONSOLIDATED VIES (CONTINUED)

     In addition, the Company invests in alternative investments that may or may not be VIEs. The Company has determined that it is not required to consolidate these entities because it does not have the ability to direct the activities of the entities and it does not have the obligation to absorb losses or the right to receive benefits from the entities that could be potentially significant. The maximum exposure to loss associated with the entities is equal to the carrying amounts of the investment in the VIE plus any unfunded commitments. The carrying amount was $596,619 and $536,921 and the maximum exposure was $898,937 and $833,195 at December 31, 2015 and 2014, respectively.

(9)  NET FINANCE RECEIVABLES

     The Company's finance receivables are segmented by direct installment loans, retail installment notes and direct mail loans.

     Finance receivables as of December 31 were as follows:

                                                2015                   2014(1)
                                           ----------------       ----------------
     Direct installment loans              $        339,308       $        319,499
     Retail installment notes                        58,528                 57,296
     Direct mail loans                               19,026                 25,879
                                           ----------------       ----------------
       Gross finance receivables                    416,862                402,674
     Accrued interest and charges                     7,173                  6,731
     Unearned finance charges                      (118,638)              (114,273)
     Allowance for losses                           (16,338)               (15,789)
                                           ----------------       ----------------
       Finance receivables, net            $        289,059       $        279,343
                                           ================       ================

     (1) Certain prior year amounts have been reclassified to conform to 2015 presentation.

     Direct installment loans consist of discount basis loans and interest-bearing loans, and generally have a maximum term of 84 months. The retail installment notes are principally discount basis loans with borrowers purchasing household appliances, furniture, and sundry services, and generally have a maximum term of 48 months. Direct mail loans are principally originated through targeted direct mail campaigns, and generally have a maximum term of 30 months.

     Total finance receivables, net of unearned finance charges, by date of final maturity at December 31, 2015 were as follows:

                                                       DIRECT LOANS      RETAIL NOTES        DIRECT MAIL          TOTAL
                                                     ----------------   ----------------  ----------------  ----------------
     2015                                            $          1,659   $            194  $             41  $          1,894
     2016                                                      16,933              7,109             2,464            26,506
     2017                                                      78,047             21,996             9,228           109,271
     2018                                                     127,567             12,304             3,295           143,166
     2019                                                      16,722                622                 5            17,349
     2020 and thereafter                                           34                  4                --                38
                                                     ----------------   ----------------  ----------------  ----------------
       Total finance receivables, net of unearned
        finance charges                              $        240,962   $         42,229  $         15,033           298,224
                                                     ================   ================  ================
     Accrued interest                                                                                                  7,173
     Allowance for losses                                                                                            (16,338)
                                                                                                            ----------------
         Finance receivables, net                                                                           $        289,059
                                                                                                            ================

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(9)  NET FINANCE RECEIVABLES (CONTINUED)

     All segments are reported on a contractual past-due aging. Past-due accounts, net of unearned finance charges, as of December 31, were as follows:

                                                                               2015             2014(1)
                                                                         ----------------   ----------------
     Direct installment loans:
       30-60 days past due                                               $          9,204   $          8,063
       61-90 days past due                                                          5,353              4,831
       91 days or more past due                                                    15,217             13,707
                                                                         ----------------   ----------------
        Total direct installment loans                                             29,774             26,601
     Retail installment notes:
       30-60 days past due                                                            833                688
       61-90 days past due                                                            418                360
       91 days or more past due                                                     1,111              1,087
                                                                         ----------------   ----------------
        Total retail installment notes                                              2,362              2,135
     Direct mail loans:
       30-60 days past due                                                            341                718
       61-90 days past due                                                            273                530
       91 days or more past due                                                     1,038              1,181
                                                                         ----------------   ----------------
        Total retail installment notes                                              1,652              2,429
                                                                         ----------------   ----------------
          Total gross finance receivables past due                       $         33,788   $         31,165
                                                                         ================   ================

     Percentage of finance receivables, net of unearned finance charges              11.3%              10.8%

(1) Certain prior year amounts have been reclassified to conform to 2015 presentation.

     The ratio of the allowance for losses to total finance receivables, net of unearned finance charges was 5.3% at both December 31, 2015 and 2014.

     Changes in the allowance for losses for the years ended December 31 were as follows:

                                         2015               2014              2013
                                   ----------------   ----------------   ----------------
     Balance at beginning of year  $         15,789   $         14,781   $         13,396
     Provision for credit losses             16,832             14,052             11,635
     Charge-offs                            (22,399)           (18,240)           (15,030)
     Recoveries                               6,116              5,196              4,780
                                   ----------------   ----------------   ----------------
     Balance at end of year        $         16,338   $         15,789   $         14,781
                                   ================   ================   ================

     The following table provides additional information about the allowance for losses as of December 31:

                                                                          2015       2014
                                                                       ---------   ---------
     Non-impaired gross finance receivables:
       Gross receivables balance                                       $ 410,317   $ 394,745
       General reserves                                                   16,081      15,478

     Impaired gross finance receivables (including TDRs):
       Gross receivables balance                                       $   6,545   $   7,929
       General reserves                                                      257         311

     All loans, excluding TDRs, deemed to be impaired are placed on non-accrual status. The Company had no impaired loans at December 31, 2015 and 2014.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(9)  NET FINANCE RECEIVABLES (CONTINUED)

     Net investment in receivables on which the accrual of finance charges and interest were suspended and which are being accounted for on a cash basis as of December 31:

                                           2015             2014(1)
                                     ----------------  ----------------
     Non-accrual balances:
       Direct installment loans      $         26,057  $         23,075
       Retail installment notes                 1,159             1,133
       Direct mail loans                        1,310             2,022
                                     ----------------  ----------------
         Total non-accrual balances  $         28,526  $         26,230
                                     ================  ================

     (1) Certain prior year amounts have been reclassified to conform to 2015 presentation.

     There was no investment in receivables past due more than 60 days that were accounted for on an accrual basis at December 31, 2015 and 2014.

     Loans classified as TDRs were $6,545 and $7,929 at December 31, 2015 and 2014, respectively. The number of loans classified as TDR accounts were 2,951 and 3,365 at December 31, 2015 and 2014, respectively. For the years ended December 31, 2015 and 2014, the Company modified $8,591 and $10,005, respectively, of loans for borrowers experiencing financial difficulties, which are classified as TDRs. For loans modified as TDRs during 2015, $2,284 subsequently experienced a payment default, during 2015. For loans modified as TDRs during 2014, $3,959 subsequently experienced a payment default during 2014. The Company recognized interest income of $1,240, $1,458 and $1,383 from loans classified as TDRs for the years ended December 31, 2015, 2014 and 2013, respectively.

     The Company monitors the credit quality of its financing receivables by loan segment. Within the loan segments, there are borrower types that include new, existing, former, refinance and retail borrowers. New borrowers include first-time customers where the Company has limited lending and repayment history and would generally have a slightly higher risk profile than existing and former borrowers. Existing and former borrowers generally have the lowest credit risk profile as the Company already has an established lending and repayment history with these customers. Refinance borrowers include customers that have borrowed less than 10% of the current loan balance. The refinance borrower type includes a segment of TDR loans that have had terms of the original loan(s) modified without the receipt of additional consideration. This segment of refinance borrower would have a higher credit risk as the borrower has previously demonstrated a risk of not repaying the loan or may have been through personal bankruptcy. Retail borrowers include customers that are typically first-time customers. The risk profile is lower with this type of first-time customer as a result of the security associated with the account. The Company also monitors credit risk by continually tracking customer payment performance.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(9)  NET FINANCE RECEIVABLES (CONTINUED)

     The following summary is an assessment of the gross finance receivables by class, segment, and credit quality indicator reviewed as of December 31, 2015 and 2014. The Company's credit risk profiles are based on customer type, customer creditworthiness, and customer performance.

                                                                       2015             2014(1)
                                                                 ----------------  ----------------
     Customer type:
        New borrower                                             $         54,763  $         50,347
        Former borrower                                                    28,125            33,573
        Existing borrower                                                 264,590           242,089
        Refinance borrower                                                 10,856            19,369
        Retail borrower                                                    58,528            57,296
                                                                 ----------------  ----------------
          Total gross finance receivables                        $        416,862  $        402,674
                                                                 ================  ================

     Customer creditworthiness:
        Non-bankrupt gross finance receivables:
          Direct installment loans                               $        337,952  $        318,360
          Retail installment notes                                         58,410            57,178
          Direct mail borrower                                             19,003            25,858
                                                                 ----------------  ----------------
             Total non-bankrupt gross finance receivables                 415,365           401,396
        Bankrupt gross finance receivables:
          Direct installment loans                                          1,356             1,139
          Retail installment notes                                            118               118
          Direct mail borrower                                                 23                21
                                                                 ----------------  ----------------
             Total bankrupt gross finance receivables                       1,497             1,278
                                                                 ----------------  ----------------
               Total gross finance receivables                   $        416,862  $        402,674
                                                                 ================  ================

     Customer payment performance:
        Direct installment loans:
          Contractually performing, current to 30 days past due  $        299,874  $        284,241
          Contractually performing, 31 to 60 days past due                 12,722            11,175
          Contractually nonperforming, 61 or more days past due            26,712            24,083
                                                                 ----------------  ----------------
             Total direct installment loans                               339,308           319,499
        Retail installment notes:
          Contractually performing, current to 30 days past due            55,610            54,686
          Contractually performing, 31 to 60 days past due                  1,077               885
          Contractually nonperforming, 61 or more days past due             1,841             1,725
                                                                 ----------------  ----------------
             Total retail installment notes                                58,528            57,296
        Direct mail loans:
          Contractually performing, current to 30 days past due            17,084            22,909
          Contractually performing, 31 to 60 days past due                    405               909
          Contractually nonperforming, 61 or more days past due             1,537             2,061
                                                                 ----------------  ----------------
             Total direct mail loans                                       19,026            25,879
                                                                 ----------------  ----------------
               Total gross finance receivables                   $        416,862  $        402,674
                                                                 ================  ================

(1) Certain prior year amounts have been reclassified to conform to 2015 presentation.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(10) INCOME TAXES

     Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:

                                                                2015               2014               2013
                                                          ----------------   ----------------   ----------------
     Computed income tax expense                          $        120,459   $        165,865   $         80,528
     Difference between computed and actual tax expense:
        Dividends received deduction                               (23,286)           (20,615)           (19,977)
        Tax credits                                                 (3,639)            (2,790)            (2,079)
        Change in valuation allowance                                   --                 --                 (8)
        Expense adjustments and other                                  646                 66               (150)
                                                          ----------------   ----------------   ----------------
          Total income tax expense                        $         94,180   $        142,526   $         58,314
                                                          ================   ================   ================

     The tax effects of temporary differences that give rise to the Company's net deferred tax liability at December 31 were as follows:

                                                                   2015              2014
                                                             ----------------  ----------------
     Deferred tax assets:
        Policyholder liabilities                             $         68,415  $         88,613
        Pension, postretirement and other benefits                     18,759            21,629
        Tax deferred policy acquisition costs                         226,386           204,865
        Deferred gain on individual disability coinsurance              2,997             3,802
        Net realized capital losses                                    14,965            84,756
        Other                                                          17,132            17,822
                                                             ----------------  ----------------
          Gross deferred tax assets                                   348,654           421,487

     Deferred tax liabilities:
        Deferred policy acquisition costs                             350,097           275,242
        Premiums                                                       26,082            20,464
        Real estate and property and equipment depreciation             6,133             5,474
        Basis difference on investments                                19,948            83,364
        Net unrealized capital gains                                  105,404           268,124
        Ceding commissions and goodwill                                12,714            12,590
        Other                                                          34,766            32,015
                                                             ----------------  ----------------
          Gross deferred tax liabilities                              555,144           697,273
                                                             ----------------  ----------------
             Net deferred tax liability                      $        206,490  $        275,786
                                                             ================  ================

     As of December 31, 2015 and 2014, management determined that no valuation allowance was needed related to tax benefits of certain state operating loss carryforwards or for other deferred tax items based on management's assessment that it is more likely than not that these deferred tax assets will be realized.

     The increase (decrease) in deferred tax asset valuation allowance for the years ended December 31, 2015, 2014, and 2013, was $0, $0 and $(8),
     respectively.

     At December 31, 2015, the Company had a capital loss carryforward of $179 which expires in 2017.

     Income taxes paid for the years ended December 31, 2015, 2014 and 2013, were $53,003, $132,411 and $110,962, respectively.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(10) INCOME TAXES (CONTINUED)

     A reconciliation of the beginning and ending balance amount of unrecognized tax benefits is as follows:

                                                                      2015              2014
                                                               ----------------   ----------------
     Balance at beginning of year                              $          2,925   $          9,855
     Additions based on tax positions related to current year               998              1,323
     Reductions for tax positions of prior years                         (1,211)            (8,253)
                                                               ----------------   ----------------
     Balance at end of year                                    $          2,712   $          2,925
                                                               ================   ================

     Included in the balance of unrecognized tax benefits at December 31, 2015 are potential benefits of $2,712 that, if recognized, would affect the effective tax rate on income from operations.

     As of December 31, 2015, accrued interest and penalties of $44 are recorded as current income tax liabilities on the consolidated balance sheets and $3 is recognized as a current income tax benefit on the consolidated statements of operations and comprehensive income (loss).

     At December 31, 2015, the Company believes it is reasonably possible that the liability related to any federal or foreign tax loss contingencies may significantly increase within the next 12 months. However, an estimate of the reasonably possible increase cannot be made at this time.

     During 2015, the IRS completed their audit of the 2012 consolidated federal tax return for Minnesota Mutual Companies, Inc. and Subsidiaries (MMC) on a fully agreed basis, resulting in a refund which was received during 2015. The IRS had informed MMC that it did not intend to audit the MMC consolidated tax return for year 2013. Subsequently, in late 2015, MMC filed an amended 2013 consolidated return. The IRS has not communicated their audit plans for the amended items within the 2013 consolidated return or for the 2014 consolidated return. During 2015, the Company received refunds that it had accrued in prior years relating to the 2008 and 2009 consolidated returns. The Company may incur additional taxes owed or refunded for these years as a result of open IRS audits of limited partnerships in which the Company had invested. The Company believes that any additional taxes assessed or refunded as a result of these examinations will not have a material impact on its financial position.

(11) EMPLOYEE BENEFIT PLANS

     PENSION AND OTHER POSTRETIREMENT PLANS

     The Company has a non-qualified non-contributory defined benefit retirement plan covering certain agents. Benefits are based upon years of participation and the agent's adjusted annual compensation. Additionally, a subsidiary of the Company has a non-contributory defined benefit plan covering all the employees of the subsidiary who are 21 years of age or older and have completed one year of service. Benefits are based upon years of participation and the employee's average monthly compensation. During 2014, the Company amended the agents plan effective January 1, 2015 to cease all future benefit accruals.

     The Company also has a postretirement plan that provides certain health care and life insurance benefits to retired agents. Eligibility is determined by age at retirement and years of service. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

     The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                                       PENSION BENEFITS                      OTHER BENEFITS
                                               -----------------------------------   -----------------------------------
                                                      2015              2014               2015              2014
                                               ----------------   ----------------   ----------------   ----------------
     Change in benefit obligation:
     Benefit obligation at beginning of year   $         79,734   $         66,861   $          6,399   $          5,750
     Service cost                                         1,364              1,665                192                132
     Interest cost                                        3,323              3,317                219                249
     Actuarial loss (gain)                               (4,901)            11,096               (715)               681
     Benefits paid                                       (3,820)            (3,205)              (281)              (413)
                                               ----------------   ----------------   ----------------   ----------------
     Benefit obligation at end of year         $         75,700   $         79,734   $          5,814   $          6,399
                                               ================   ================   ================   ================

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

     PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

     The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows (Continued):

                                                           PENSION BENEFITS                      OTHER BENEFITS
                                                 ------------------------------------   -----------------------------------
                                                       2015                2014               2015              2014
                                                 ----------------    ----------------   ----------------   ----------------
     Change in plan assets:
     Fair value of plan assets at beginning
       of year                                   $         68,811    $         63,882   $             --   $             --
     Actual return on plan assets                           1,318               3,581                 --                 --
     Employer contribution                                  4,073               4,553                281                413
     Benefits paid                                         (3,820)             (3,205)              (281)              (413)
                                                 ----------------    ----------------   ----------------   ----------------
     Fair value of plan assets at end of year    $         70,382    $         68,811   $             --   $             --
                                                 ================    ================   ================   ================

     Net amount recognized:
     Funded status                               $         (5,318)   $        (10,923)  $         (5,814)  $         (6,399)

     Amounts recognized on the consolidated
       balance sheets:
     Prepaid benefit cost                        $             --    $             --   $             --   $             --
     Accrued benefit cost                                  (5,318)            (10,923)            (5,814)            (6,399)
                                                 ----------------    ----------------   ----------------   ----------------
     Net amount recognized                       $         (5,318)   $        (10,923)  $         (5,814)  $         (6,399)
                                                 ================    ================   ================   ================

     Weighted average assumptions used to
       determine benefit obligations:
     Discount rate                                           4.09%               3.77%              3.95%              3.74%
     Rate of compensation increase                           4.00%               4.00%                --                 --

     Weighted average assumptions used to
       determine net periodic benefit costs:
     Expected long-term return on plan assets                5.16%               5.12%                --                 --
     Discount rate                                           3.77%               4.64%              3.74%              4.49%
     Rate of compensation increase                           4.00%               4.50%                --                 --

     Components of net periodic benefit cost:
     Service cost                                $          1,364    $          1,665   $            192   $            132
     Interest cost                                          3,323               3,317                219                249
     Expected return on plan assets                        (3,439)             (3,157)                --                 --
     Prior service benefit amortization                       (80)                (80)              (895)              (492)
     Recognized net actuarial loss (gain)                   1,585                 526               (153)              (644)
                                                 ----------------    ----------------   ----------------   ----------------
     Net periodic benefit cost                   $          2,753    $          2,271   $           (637)  $           (755)
                                                 ================    ================   ================   ================

     Other changes in plan assets and benefit
       obligations recognized in other
       comprehensive income (loss):
     Net gain (loss)                             $          2,780    $        (10,672)  $            715   $           (681)
     Amortization of net loss (gain)                        1,585                 526               (153)              (644)
     Amortization of prior service benefit                    (80)                (80)              (895)              (492)
                                                 ----------------    ----------------   ----------------   ----------------
     Total recognized in other comprehensive
       income (loss)                             $          4,285    $        (10,226)  $           (333)  $         (1,817)
                                                 ================    ================   ================   ================

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

     PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

     The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows (Continued):

                                                             PENSION BENEFITS                      OTHER BENEFITS
                                                  ------------------------------------   ----------------------------------
                                                        2015              2014               2015              2014
                                                  ----------------    ----------------   ----------------  ----------------
     Amounts recognized in accumulated
       other comprehensive income:
     Net actuarial gain (loss)                    $        (16,386)   $        (20,751)  $          2,177  $          1,615
     Prior service benefit                                     615                 695              1,655             2,550
                                                  ----------------    ----------------   ----------------  ----------------
     Accumulated other comprehensive income
       (loss) at end of year                      $        (15,771)   $        (20,056)  $          3,832  $          4,165
                                                  ================    ================   ================  ================

     Accumulated benefit obligation               $         71,508    $         75,094   $          5,814  $          6,399

     Plans with accumulated benefit obligation
       in excess of plan assets:
     Projected benefit obligation                 $         45,570    $         49,067
     Accumulated benefit obligation                         45,570              49,067
     Fair value of plan assets                              42,379              40,847

     Prepaid benefit costs are included in other assets and accrued benefit costs are included in pension and other postretirement benefits on the consolidated balance sheets.

     The Company updated its mortality assumption as of December 31, 2015 and December 31, 2014 with respect to its pension and postretirement benefit obligations as a result of a review of plan experience following the Society of Actuaries 2014 report on mortality tables and expected future improvements in mortality rates and the subsequent 2015 update of revised future improvements in mortality rates. The assumption changes are a component of the net actuarial gain (loss) and resulted in a benefit obligation decrease and increase in 2015 and 2014, respectively.

     The estimated prior service credit and net actuarial loss for the pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost in 2016 are $80 and $968, respectively. The estimated prior service credit and net actuarial gain for the other postretirement benefit plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost in 2016 are $276 and $177, respectively. In 2016, the Company expects to contribute any amounts necessary to meet the minimum funding requirements to its non-contributory defined benefit plans. In addition, it may contribute additional tax deductible amounts.

     Estimated future benefit payments for pension and other postretirement plans:

                                                                              PENSION                             MEDICARE
                                                                             BENEFITS        OTHER BENEFITS       SUBSIDY
                                                                          ---------------    ---------------   --------------
     2016                                                                 $         3,380    $           388   $           --
     2017                                                                           3,513                374               --
     2018                                                                           3,648                360               --
     2019                                                                           3,745                338               --
     2020                                                                           3,701                343               --
     2021 - 2025                                                                   20,622              1,857               --

     For measurement purposes, the assumed health care cost trend rates start at 7.20% in 2015 and decrease gradually to 4.75% for 2022 and remain at that level thereafter. For 2014, the assumed health care cost trend rates start at 7.50% in 2014 and decrease gradually to 5.00% for 2019 and remain at that level thereafter.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

     PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

     The assumptions presented herein are based on pertinent information available to management as of December 31, 2015 and 2014. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point would increase the postretirement benefit obligation as of December 31, 2015 by $75 and the service cost and interest cost components of net periodic benefit costs for 2015 by $6. Decreasing the assumed health care cost trend rates by one percentage point would decrease the postretirement benefit obligation as of December 31, 2015 by $66 and the service cost and interest cost components of net periodic postretirement benefit costs for 2015 by $5.

     To determine the discount rate for each plan, the present value of expected future benefit payments is calculated using returns on a theoretical yield curve consisting of AA rated corporate fixed maturity securities and Treasury spot curve data. The discount rate for each plan is the single rate which results in the same present value of benefits as that obtained using the yield curve.

     Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan's investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

     Generally, the investment objective of the non-contributory defined benefit plans is to pursue high returns but to limit the volatility of returns to levels deemed tolerable, which will mitigate (1) the liquidation of depressed assets for benefit payments, (2) the increase in contributions and pension expense due to investment losses, and (3) the decline in the funded ratios due to investment losses. This objective is achieved by strategically allocating assets among equity securities, fixed maturity securities and other investments.

     The target asset allocation as of December 31, 2015, for each of the broad investment categories, weighted for all plans combined is as follows:

      Equity securities                                               14% to 26%
      Fixed maturity securities                                       14% to 26%
      Insurance company general account                               60% to 62%
      Other                                                            0% to  2%

     The Company's non-contributory defined benefit plans weighted average asset allocations by asset category at December 31 are as follows:

                                                   2015              2014
                                             ----------------  ----------------
      Equity securities                                    19%               20%
      Fixed maturity securities                            21%               20%
      Insurance company general account                    60%               60%

     Equity securities and fixed maturity securities, as classified in the above table, include investments in pooled separate accounts. Pooled separate accounts are under a group annuity contract with Minnesota Life Insurance Company and represent segregated funds administered by an unaffiliated asset management firm and consist principally of marketable fixed maturity and equity securities.

     The insurance company general account, as classified in the above table, represents assets held within the general account of Minnesota Life Insurance Company. The assets of the insurance company, backing the insurance company general account, principally consist of fixed maturity securities, commercial mortgage loans and equity securities.

     At times, investments may be made in nontraditional asset classes with the approval of the Company's non-contributory defined benefit plan trustees.

     The Company's investment policy includes various guidelines and procedures designed to ensure that the plans' assets can reasonably be expected to achieve the objective of the policy. The investment policy is periodically reviewed by the plans' respective trustees.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

     PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

     The fair value of the Company's pension plan financial assets and financial liabilities has been determined using available market information as of December 31, 2015 and 2014. Although the Company is not aware of any factors that would significantly affect the fair value of the pension plan financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

     The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

          Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include cash, money-market funds and actively-traded equity securities.

          Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include certain investments in pooled separate accounts.

          Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include private equity investments, certain investments in pooled separate accounts which invest in privately placed fixed maturities and investments in an insurance company general account.

     The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

     Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

     PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

     The following tables summarize the Company's pension benefit plans' financial assets measured at fair value on a recurring basis:

     DECEMBER 31, 2015                                 LEVEL 1          LEVEL 2          LEVEL 3          TOTAL
     -----------------------------------------     --------------    --------------   -------------   -------------
     Investments in pooled separate accounts       $           --    $       28,003   $          --   $      28,003
     Insurance company general account                         --                --          42,379          42,379
                                                   --------------    --------------   -------------   -------------
       Total financial assets                      $           --    $       28,003   $      42,379   $      70,382
                                                   ==============    ==============   =============   =============

     DECEMBER 31, 2014                                 LEVEL 1          LEVEL 2          LEVEL 3          TOTAL
     -----------------------------------------     --------------    --------------   -------------   -------------
     Investments in pooled separate accounts       $           --    $       27,964   $          --   $      27,964
     Insurance company general account                         --                --          40,847          40,847
                                                   --------------    --------------   -------------   -------------
       Total financial assets                      $           --    $       27,964   $      40,847   $      68,811
                                                   ==============    ==============   =============   =============

     INVESTMENTS IN POOLED SEPARATE ACCOUNTS

     Investments in pooled separate accounts are stated at the corresponding unit value of the pooled separate account, which represents fair value. Investments in pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by asset management firms with little readily determinable public pricing information.

     INSURANCE COMPANY GENERAL ACCOUNT

     Deposits in the insurance company general account are stated at cost plus accrued interest, which represents fair value. The assets of the insurance company, backing the insurance company general account, principally consist of fixed maturity securities, commercial mortgage loans and equity securities. The deposits in the insurance company general account are classified as Level 3 as fair value is based on unobservable inputs.

     The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2015:

                                                                                                PURCHASES,
                                                      BALANCE AT      TOTAL APPRECIATION        SALES AND         BALANCE AT
                                                     BEGINNING OF   (DEPRECIATION) IN FAIR     SETTLEMENTS,         END OF
                                                         YEAR                VALUE                 NET               YEAR
                                                    --------------  ----------------------   ----------------   ----------------
       Insurance company general account            $       40,847  $                1,532   $             --   $         42,379

     The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2014:

                                                                                                PURCHASES,
                                                      BALANCE AT      TOTAL APPRECIATION        SALES AND         BALANCE AT
                                                     BEGINNING OF   (DEPRECIATION) IN FAIR     SETTLEMENTS,         END OF
                                                         YEAR                VALUE                 NET               YEAR
                                                   ---------------   ---------------------   ----------------   ----------------
       Insurance company general account           $        39,285   $               1,562   $             --   $         40,847

     Transfers of securities among the levels occur at the beginning of the reporting period. There were no transfers between Level 1 and Level 2 for the years ending December 31, 2015 and 201. There were no transfers in to or out of level 3 for the years ending December 31, 2015 and 2014.

     The Plans did not have any assets or liabilities reported at fair value on a nonrecurring basis.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11)  EMPLOYEE BENEFIT PLANS (CONTINUED)

      PROFIT SHARING PLANS

      The Company also has a profit sharing plan covering substantially all agents. The Company's contribution is made as a certain percentage based on voluntary contribution rates and applied to each eligible agent's annual contribution. The Company recognized contributions to the plan during 2015, 2014, and 2013 of $1,551, $1,555, and $1,392, respectively.

(12) LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS, AND CLAIM AND LOSS ADJUSTMENT EXPENSES

      Activity in the liability for unpaid accident and health claims, and claim and loss adjustment expenses is summarized as follows:

                                                     2015            2014             2013
                                                --------------  --------------   --------------
          Balance at January 1                  $      550,947  $      566,748   $      588,067
                Less: reinsurance recoverable          475,074         489,863          521,028
                                                --------------  --------------   --------------
          Net balance at January 1                      75,873          76,885           67,039
                                                --------------  --------------   --------------
          Incurred related to:
                Current year                           123,616         115,886          103,670
                Prior years                              3,929          (2,701)             453
                                                --------------  --------------   --------------
          Total incurred                               127,545         113,185          104,123
                                                --------------  --------------   --------------
          Paid related to:
                Current year                            74,695          73,750           63,762
                Prior years                             46,992          40,447           30,515
                                                --------------  --------------   --------------
          Total paid                                   121,687         114,197           94,277
                                                --------------  --------------   --------------
          Net balance at December 31                    81,731          75,873           76,885
                Plus: reinsurance recoverable          449,072         475,084          489,863
                                                --------------  --------------   --------------
          Balance at December 31                $      530,803  $      550,947   $      566,748
                                                ==============  ==============   ==============

      In addition to pending policy and contract claims, this table reflects disabled life reserves that are included in future policy and contract benefits on the consolidated balance sheets.

      As a result of changes in estimates of claims incurred in prior years, the accident and health claims, and claim and loss adjustment expenses incurred increased (decreased) by $3,929, $(2,701), and $453 in 2015, 2014, and 2013, respectively. The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, and claim and loss adjustment expenses.

(13)  REINSURANCE

      In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

      Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(13)  REINSURANCE (CONTINUED)

      The effect of reinsurance on premiums for the years ended December 31 was as follows:

                                 2015             2014             2013
                            --------------   --------------   --------------
       Direct premiums      $    2,861,954   $    2,623,272   $    2,317,613
       Reinsurance assumed           8,760           35,056           31,925
       Reinsurance ceded          (650,247)        (619,019)        (557,332)
                            --------------   --------------   --------------
            Net premiums    $    2,220,467   $    2,039,309   $    1,792,206
                            ==============   ==============   ==============

      Reinsurance recoveries on ceded reinsurance contracts included in policyholder benefits on the consolidated statements of operations and comprehensive income (loss) were $639,260, $560,918 and $512,532 during 2015, 2014, and 2013, respectively.

(14)  CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS

      The Company issues certain nontraditional long-duration contracts including universal life, variable life and deferred annuities that contain either certain guarantees or sales inducements.

      The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder either (a) return of no less than total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization based upon the specific contract selected. The Company also issues universal life and variable life contracts where the Company provides to the contractholder a no-lapse guarantee.

      The assets supporting the variable portion of the traditional variable annuities, variable contracts with guarantees, universal life and variable life contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. For variable annuity contracts, amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees, changes in liabilities for minimum guarantees on deferred annuities are included in policyholder benefits, and changes in liabilities for the minimum guaranteed payments on variable immediate annuities and the minimum withdrawal benefits on variable deferrable annuities are included in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss). For universal life and variable life contracts, the amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees and changes in liabilities for guaranteed benefits are included in policyholder benefits on the consolidated statements of operations and comprehensive income
      (loss). For variable annuity, universal life and variable life contracts, separate account net investment income, net investment gains and losses and the related liability changes are offset within the same line item on the consolidated statements of operations and comprehensive income (loss). There were no investment gains or losses on transfers of assets from the general account to the separate account during 2015, 2014 or 2013.

      The Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guaranteed withdrawal amounts, the net amount at risk is defined as the guaranteed minimum withdrawal benefit base in excess of the current account balance at the balance sheet date. For guarantees of amounts at annuitization, the net amount at risk is defined as the present value of the minimum guaranteed annuity payments available to the contractholder, determined in accordance with the terms of the contract, in excess of the current account balance. For the guaranteed payout annuity floor, the net amount at risk is defined as the guaranteed benefit in excess of the current benefit payable measured as a monthly amount. For universal life and variable life contracts the net amount at risk is defined as the current death benefit in excess of the current balance, excluding reinsurance.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

      At December 31, the Company had the following variable annuity contracts with guarantees:

                                                                      2015              2014
                                                                ----------------  ----------------
       Return of net deposits:
         In the event of death
           Account value                                        $      4,087,650  $      3,907,904
           Net amount at risk                                   $         46,211  $          4,632
           Average attained age of contractholders                          62.2              61.4
         As withdrawals are taken
           Account value                                        $        305,870  $        294,706
           Net amount at risk                                   $             51  $             60
           Average attained age of contractholders                          69.1              68.7

       Return of net deposits plus a minimum return:
         In the event of death
           Account value                                        $        245,369  $        226,257
           Net amount at risk                                   $         32,351  $         17,479
           Average attained age of contractholders                          68.5              67.7
         At annuitization
           Account value                                        $        487,548  $        566,637
           Net amount at risk                                   $          1,878  $          1,126
           Weighted average period remaining until expected
             annuitization (in years)                                        3.6               4.4
         As withdrawals are taken
           Account value                                        $      2,591,162  $      2,314,181
           Net amount at risk                                   $          1,586  $          1,403
           Average attained age of contractholders                          63.6              63.2

       Highest specified anniversary account value:
         In the event of death
           Account value                                        $        706,207  $        774,010
           Net amount at risk                                   $         34,185  $          6,714
           Average attained age of contractholders                          62.9              62.1
         Account value adjustment on 10th contract anniversary
           Account value                                        $         21,654  $             --
           Net amount at risk                                   $             --  $             --
           Average attained age of contractholders                          58.8                --

       Guaranteed payout annuity floor:
           Account value                                        $         47,899  $         52,994
           Net amount at risk                                   $            557  $            287
           Average attained age of contractholders                          74.4              73.5

      At December 31, the Company had the following universal life and variable life contracts with guarantees:

                                                                      2015              2014
                                                                ----------------  ----------------
       Account value (general and separate accounts)            $      6,018,267  $      5,402,575
       Net amount at risk                                       $     52,696,878  $     49,383,440
       Average attained age of policyholders                                50.0              49.0

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

      Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2015 were as follows:

                                                                                     MINIMUM
                                          MINIMUM                                   GUARANTEED
                                      GUARANTEED DEATH         GUARANTEED         WITHDRAWAL AND
                                         AND INCOME          PAYOUT ANNUITY        ACCUMULATION     UNIVERSAL LIFE AND
                                          BENEFITS               FLOOR               BENEFIT          VARIABLE LIFE
                                     ------------------   -------------------   ------------------  ------------------
       Balance at beginning of year  $            4,708   $             5,802   $           36,107  $           73,534
       Incurred guarantee benefits                4,533                  (108)              12,744              42,158
       Paid guaranteed benefits                    (661)                  (33)                  --             (17,636)
                                     ------------------   -------------------   ------------------  ------------------
       Balance at end of year        $            8,580   $             5,661   $           48,851  $           98,056
                                     ==================   ===================   ==================  ==================

      Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2014 were as follows:

                                          MINIMUM
                                      GUARANTEED DEATH         GUARANTEED            MINIMUM
                                         AND INCOME          PAYOUT ANNUITY         GUARANTEED      UNIVERSAL LIFE AND
                                          BENEFITS               FLOOR          WITHDRAWAL BENEFIT     VARIABLE LIFE
                                     ------------------   -------------------   ------------------  ------------------
       Balance at beginning of year  $            2,723   $             5,698   $           (6,551) $           62,168
       Incurred guarantee benefits                2,648                   158               42,658              23,496
       Paid guaranteed benefits                    (663)                  (54)                  --             (12,130)
                                     ------------------   -------------------   ------------------  ------------------
       Balance at end of year        $            4,708   $             5,802   $           36,107  $           73,534
                                     ==================   ===================   ==================  ==================

      The minimum guaranteed death benefit liability and the guaranteed minimum income liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The guaranteed payout annuity floor and minimum guaranteed withdrawal benefits are considered to be derivatives and are recognized at fair value through earnings. The universal life and variable life liabilities are determined by estimating the expected value of death benefits in excess of projected account balances and recognizing the excess ratably over the accumulation period based on total expected assessments. For variable annuity, universal life and variable life contracts with guarantees, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

      The following assumptions and methodology were used to determine the minimum guaranteed death and income benefit liability on variable annuities at December 31, 2015 and 2014 (except where noted otherwise):

      - Data was compiled from 1,000 stochastically generated investment performance scenarios. These were ranked by wealth factors and put into 100 groups of 10 sequentially. The mid-point of each group was chosen to run the projections used.
      - Mean investment performance was 5.45% and is consistent with DAC projections over a 10 year period.
      - Annualized monthly standard deviation was 15.28% and 17.32% for 2015 and 2014, respectively.
      -     Assumed mortality was 100% of the A2000 table.
      - Lapse rates varied by contract type and policy duration, ranging from 1.00% to 15.00% with an average of 8.00%.
      - Discount rates varied by contract type and policy duration and were consistent with discount rates used in DAC models.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

      The following assumptions and methodology, which are consistent with those used for DAC models, were used to determine the universal life and variable life liability at December 31, 2015 and 2014 (except where noted otherwise):

      - Separate account investment performance assumption was 7.50% and 8.00% for 2015 and 2014, respectively.
      -     Assumed mortality was 100% of pricing levels.
      -     Lapse rates varied by policy duration, ranging from 2.00% to 9.00%.
      - Long-term general account discount rate grades up to 6.50% over ten years and 7.00% over five years for 2015 and 2014, respectively.
      - Separate account discount rate was 7.23% and 7.73% for 2015 and 2014, respectively

      Account balances for contracts with guarantees were invested in variable separate accounts by mutual fund grouping as follows at December 31:

                         VARIABLE ANNUITY CONTRACTS            VARIABLE LIFE CONTRACTS
                     ----------------------------------  ----------------------------------
                           2015              2014              2015              2014
                     ----------------  ----------------  ----------------  ----------------
       Equity        $      2,189,978  $      2,352,820  $      1,605,711  $      1,625,599
       Bond                   892,847           922,410           216,416           225,118
       Balanced             1,762,247         1,430,136           340,120           344,188
       Money market            48,317            48,836            30,659            25,966
       Mortgage                57,774            59,856            34,241            75,538
       Real estate             88,063            94,113            68,243            90,112
                     ----------------  ----------------  ----------------  ----------------
         Total       $      5,039,226  $      4,908,171  $      2,295,390  $      2,386,521
                     ================  ================  ================  ================

(15)  UNREMITTED PREMIUMS AND CLAIMS PAYABLE

      The Company acts as an agent of certain insurance underwriters and has a fiduciary responsibility to remit the appropriate percentage of monies collected from each financial institution customer to the corresponding insurance underwriters. The remittance is equal to the premiums collected from the financial institution customer, less any commissions earned by the Company. The Company recognizes a liability equal to the amount of the premiums that have not yet been remitted to the insurance underwriters. At December 31, 2015 and 2014, the liability associated with unremitted premiums and claims payable was $33,453 and $28,805, respectively and is reported as part of other liabilities on the consolidated balance sheets. As described in note 2, as of December 31, 2015 and 2014, the Company had restricted the use of $33,453 and $28,805, respectively, of its cash and cash equivalents to satisfy these premium and claims remittance payables.

(16)  SHORT-TERM AND LONG-TERM DEBT

      Liabilities for short-term and long-term debt are primarily carried at an amount equal to unpaid principle balance. Short-term debt is debt coming due in the next 12 months.

      SHORT-TERM DEBT

      The following table provides a summary of short-term debt and related collateral for that debt as of December 31:

                                                  LIABILITY                       COLLATERAL
                                       -------------------------------  ------------------------------
                                             2015            2014            2015            2014
                                       ---------------  --------------  --------------  --------------
       Reverse repurchase agreement    $        50,000  $       50,000  $       52,816  $       53,105

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(16)  SHORT-TERM AND LONG-TERM DEBT (CONTINUED)

      SHORT-TERM DEBT (CONTINUED)

      Periodically, the Company may enter into short-term reverse repurchase agreements in order to borrow funds for short-term operating needs or facilitate trading activity. In a reverse repurchase agreement, the Company transfers specified securities to a counterparty in exchange for cash and simultaneously agrees to reacquire the same, or substantially the same, securities at a future date for an amount equal to the cash exchanged plus an interest factor. The contractual maturity of any reverse repurchase agreement does not exceed three months. The Company maintains effective control over the securities and accounts for these agreements as collateralized borrowings. The short-term debt is collateralized by fixed maturity RMBS securities which are included in fixed maturity securities available-for-sale on the consolidated balance sheets. The difference between the proceeds and the amount at which the securities will be subsequently reacquired is recorded as a general operating expense on the consolidated statements of operations and comprehensive income (loss).

      LONG-TERM DEBT

      The following table provides a summary of long-term debt as of December
      31:

                                                        LIABILITY
                                          ------------------------------------
                                                2015                2014
                                          ----------------    ----------------
       Surplus notes                      $        118,000    $        118,000
       Federal Home Loan Bank borrowings           250,000             275,000
                                          ----------------    ----------------
        Total long-term debt              $        368,000    $        393,000
                                          ================    ================

      In September 1995, the Company issued surplus notes with a face value of $125,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company.

      All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce (Department of Commerce). As of December 31, 2015 and 2014, the accrued interest was $2,832. Interest paid on the surplus notes for the years ended December 31, 2015, 2014 and 2013 was $9,735, $9,735 and $9,735, respectively.

      The issuance costs of $1,421 are deferred and amortized over 30 years on a straight-line basis. At December 31, 2015 and 2014, accumulated amortization was $1,019 and $974, respectively.

      The Company has entered into a membership agreement with the Federal Home Loan Bank of Des Moines (FHLB), providing an efficient way to set up a borrowing facility with access to low cost funding. The total borrowing capacity is dependent on the amount and type of Company assets. The outstanding borrowings at December 31, 2015 have a maturity of seven years with principal due at that time. The Company pledged $299,718 of fixed maturity securities as collateral as of December 31, 2015. At that time, the Company had the capacity for either long-term or short-term borrowings of approximately $4,976 without pledging additional collateral. If the fair value of the pledged collateral falls below the required collateral for the outstanding borrowed amount, the Company is required to pledge additional collateral. The Company also currently holds FHLB common stock of $20,000, as required. The FHLB common stock is not classified as available-for-sale and is carried at cost, which approximates fair value, and is recorded in other invested assets in the consolidated balance sheets.

      At December 31, 2015, the aggregate minimum annual long-term debt maturities for the next five years and thereafter are as follows: 2016, $0; 2017, $0; 2018, $0; 2019, $100,000; 2020, $50,000; thereafter,
      $218,000.

      Total interest paid by the Company for the years ended December 31, 2015, 2014 and 2013 was $10,601, $10,303 and $10,115, respectively.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(17)  BUSINESS COMBINATIONS

      During 2015, the Company acquired the account rights of a certain insurance agency. The aggregate purchase price of $725 was allocated to various assets and liabilities including $658 to finite-lived intangible assets and $67 to goodwill. During 2015, the Company completed the fair value evaluation of assets acquired related to 2014 business combinations, which resulted in a decrease to goodwill of $91.

      On December 31, 2014, the Company acquired a controlling interest in an insurance asset manager. Also during 2014, the Company acquired the account rights of an insurance agency, a financial services system provider and a digital marketing development stage company. The acquisitions strengthen the Company's commitment in related businesses and support long-term growth strategies. The total consideration transferred and fair value of noncontrolling interests for these acquisitions was $68,716 and $31,493, respectively. Various assets and liabilities were recognized including $37,531 of finite-lived intangible assets and $63,945 of goodwill.

      During 2013, the Company acquired the account rights of certain insurance agencies. The aggregate purchase price of $10,696 was allocated to various assets and liabilities including $5,653 to finite-lived intangible assets and $4,481 to goodwill.

      The amount of acquisition-related additional cash consideration the Company may have to pay in 2016 and future years if certain thresholds are attained is $6,300 of which $4,861 was accrued at December 31, 2015.

(18)  GOODWILL AND INTANGIBLE ASSETS

      The amount of goodwill included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

                                                     2015               2014
                                               ----------------   ----------------
       Balance at beginning of year            $        109,102   $         45,156
       Additions                                             67             63,946
       Adjustments to prior year acquisitions               (91)                --
                                               ----------------   ----------------
       Balance at end of year                  $        109,078   $        109,102
                                               ================   ================

      Goodwill is not amortized but instead is subject to impairment tests. There were no impairments for the years ended December 31, 2015, 2014, and 2013.

      The amount of finite-lived intangible assets, excluding the VOBA, included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

                                                       DECEMBER 31, 2015                     DECEMBER 31, 2014
                                             ------------------------------------  ------------------------------------
                                               GROSS                       NET       GROSS                       NET
                                              CARRYING    ACCUMULATED   CARRYING    CARRYING     ACCUMULATED   CARRYING
                                               AMOUNT    AMORTIZATION    AMOUNT      AMOUNT     AMORTIZATION    AMOUNT
                                             ----------  ------------  ----------  -----------  ------------  ---------
      Customer relationships                 $   60,802  $    (27,504) $   33,298  $    60,269  $    (21,974) $  38,295
      Other                                       9,351        (6,368)      2,983        9,226        (4,790)     4,436
                                             ----------  ------------  ----------  -----------  ------------  ---------
       Total finite-lived intangible assets  $   70,153  $    (33,872) $   36,281  $    69,495  $    (26,764) $  42,731
                                             ==========  ============  ==========  ===========  ============  =========

      Finite-lived intangible assets acquired during the years ended December 31, 2015 and 2014 were $658 and $37,531 with a weighted average amortization period of 9 years and 10 years, respectively.

      The appropriate estimated useful life for each intangible asset class is reviewed annually. A change in expected useful life could potentially indicate impairment of these assets. The Company completes annual impairment testing of all intangible assets. The annual review did not result in any changes to the expected useful lives and no intangible impairments were recorded in 2015, 2014, or 2013.

      Intangible asset amortization expense for 2015, 2014, and 2013 in the amount of $7,108, $3,416, and $2,187, respectively, is included in general operating expenses on the consolidated statements of operations and comprehensive income (loss). Projected amortization expense for the next five years is as follows: 2016, $6,244; 2017, $4,581; 2018, $4,123; 2019,
      $3,842; 2020, $3,754.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(19)  RELATED PARTY TRANSACTIONS

      The Company has investment advisory agreements with an affiliate, Advantus. Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $22,127, $21,013 and $19,590 during 2015, 2014 and 2013, respectively. As of December 31, 2015 and 2014, the amount due to Advantus under these agreements was $8,663 and $8,217, respectively.

      The Company also has an agreement with an affiliate, Securian Financial Services, Inc. (SFS). Under this agreement, SFS is the distributor of the Company's variable annuity, variable life and certain equity indexed products. Fees paid by the Company for the performance of compliance functions for these variable products totaled $1,041, $998 and $1,046 for the years ended December 31, 2015, 2014 and 2013, respectively. The Company also recognized commission expense of $107,690, $105,218 and $113,088 for the years ended December 31, 2015, 2014 and 2013, respectively. The Company recognized commissions payable to SFS in the amounts of $2,365 and $2,322 for the years ended December 31, 2015 and 2014, respectively.

      Under a marketing services agreement with SFS, the Company collects commissions for the sale of certain insurance products. For the years ended December 31, 2015, 2014 and 2013, the Company collected commissions of $3,692, $3,062 and $2,540, respectively.

      Under an assignment agreement with SFS, 12(b)-1 fees from the Securian Funds Trust Funds and the Waddell & Reed Target Portfolios are transferred to the Company. For the years ended December 31, 2015, 2014 and 2013, the amounts transferred were $14,776, $13,929, and $11,556, respectively.

      The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, compensation, advertising and promotion, and other administrative expenses, which the Company incurs on behalf of its affiliates and is reimbursed. At December 31, 2015 and 2014, the amount payable to the Company was $18,789 and $16,583, respectively. The amount of expenses incurred by and reimbursed to the Company for the years ended December 31, 2015, 2014, and 2013 were $61,317, $68,244 and $65,332, respectively. The Company also has an agreement with SFG for employee compensation related expenses which SFG incurs on behalf of the Company. The amount of expenses incurred by and reimbursed to SFG by the Company for the years ended December 31, 2015, 2014 and 2013 was $39,038, $25,091 and $24,264, respectively. The amount payable to SFG at December 31, 2015 and 2014 was $11,293 and $536, respectively. As of December 31, 2015 and 2014, the Company also had a receivable from SFG, in the amount of $24,195 and $27,978, respectively, related to the advance of future years' defined benefit plan expenses.

      In 2015, the Company sold an additional group variable universal life policy to SFG. The Company received premiums of $7,664, $2,000 and $2,000 in 2015, 2014 and 2013, respectively, for these policies. No claims were paid during 2015, 2014 and 2013. As of December 31, 2015 and 2014, reserves held under these policies were $43,546 and $36,313, respectively.

      The Company is a distributor of its affiliates' insurance and other products. Product offerings include credit life and disability, accidental death, collateral protection insurance, guarantee auto protection and debt cancellation. The Company earned $42,632, $38,231 and $29,958 in commission revenues related to the sales and servicing of these products for the years ended December 31, 2015, 2014 and 2013, respectively. As of December 31, 2015 and 2014, commission revenue due to the Company from its affiliates was $2,299 and $3,741, respectively.

      Certain of the Company's affiliates distribute its insurance products. Product offerings include individual life and annuity and group life insurance. The Company paid $8,471, $8,756 and $9,816 in commission expenses related to the sales of these products for the years ended December 31, 2015, 2014 and 2013, respectively.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(20)  OTHER COMPREHENSIVE INCOME (LOSS)

      Comprehensive income (loss) is defined as any change in stockholder's equity originating from non-owner transactions. The Company has identified those changes as being comprised of net income, adjustments to pension and other postretirement plans, unrealized gains (losses) on securities and related adjustments.

      The components of other comprehensive income (loss) and related tax effects, other than net income are illustrated below:

                                                                                                   DECEMBER 31, 2015
                                                                                     ---------------------------------------------
                                                                                         BEFORE       TAX BENEFIT       NET OF
                                                                                          TAX          (EXPENSE)         TAX
                                                                                     --------------  -------------  --------------
      Other comprehensive income (loss):
        Unrealized holding gains (losses) on securities arising during the period    $     (481,442) $     168,372  $     (313,070)
        Less: Reclassification adjustment for gains (losses) included in net income          17,801         (6,231)         11,570
        Unrealized gains (losses) on securities - OTTI                                       (2,129)           745          (1,384)
        Adjustment to deferred policy acquisition costs                                     208,912        (73,119)        135,793
        Adjustment to reserves                                                               22,718         (7,951)         14,767
        Adjustment to unearned policy and contract fees                                    (106,247)        37,187         (69,060)
        Adjustment to pension and other postretirement plans                                  3,495         (1,223)          2,272
        Less: Reclassification adjustment for expenses included in net income                   457           (160)            297
                                                                                     --------------  -------------  --------------
             Other comprehensive income (loss)                                       $     (336,435) $     117,620  $     (218,815)
                                                                                     ==============  =============  ==============

                                                                                                   DECEMBER 31, 2014
                                                                                     ---------------------------------------------
                                                                                         BEFORE       TAX BENEFIT       NET OF
                                                                                          TAX          (EXPENSE)         TAX
                                                                                     --------------  -------------  --------------
      Other comprehensive income (loss):
        Unrealized holding gains (losses) on securities arising during the period    $      369,382  $    (129,286) $      240,096
        Less: Reclassification adjustment for gains (losses) included in net income         (61,090)        21,381         (39,709)
        Unrealized gains (losses) on securities - OTTI                                       (2,955)         1,034          (1,921)
        Adjustment to deferred policy acquisition costs                                    (198,649)        69,527        (129,122)
        Adjustment to reserves                                                              (19,585)         6,854         (12,731)
        Adjustment to unearned policy and contract fees                                     114,854        (40,199)         74,655
        Adjustment to pension and other postretirement plans                                (11,353)         3,974          (7,379)
        Less: Reclassification adjustment for expenses included in net income                  (690)           243            (447)
                                                                                     --------------  -------------  --------------
             Other comprehensive income (loss)                                       $      189,914  $     (66,472) $      123,442
                                                                                     ==============  =============  ==============

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(20)  OTHER COMPREHENSIVE INCOME (LOSS) (CONTINUED)

      The components of other comprehensive income (loss) and related tax effects, other than net income are illustrated below (Continued):

                                                                                       DECEMBER 31, 2013
                                                                      ----------------------------------------------------
                                                                          BEFORE          TAX BENEFIT         NET OF
                                                                            TAX            (EXPENSE)            TAX
                                                                      --------------     --------------     --------------
      Other comprehensive income (loss):
        Unrealized holding gains (losses) on securities arising
           during the period                                          $     (572,782)    $      202,680     $     (370,102)
        Less: Reclassification adjustment for gains (losses)
           included in net income                                            (33,801)            11,831            (21,970)
        Unrealized gains (losses) on securities - OTTI                        (8,352)             2,923             (5,429)
        Adjustment to deferred policy acquisition costs                      246,061            (86,122)           159,939
        Adjustment to reserves                                               110,274            (38,596)            71,678
        Adjustment to unearned policy and contract fees                      (99,756)            34,915            (64,841)
        Adjustment to pension and other postretirement plans                   9,730             (3,406)             6,324
        Less: Reclassification adjustment for expenses
           included in net income                                                419               (147)               272
                                                                      --------------     --------------     --------------
             Other comprehensive income (loss)                        $     (348,207)    $      124,078     $     (224,129)
                                                                      ==============     ==============     ==============

      Information regarding amounts reclassified out of each component of accumulated other comprehensive income and related tax effects at December 31, 2015 were as follows:

                                                                      AMOUNT
                                                                   RECLASSIFIED
                                                                       FROM
                                                                    ACCUMULATED
                                                                       OTHER               CONSOLIDATED STATEMENT OF
                                                                   COMPREHENSIVE         OPERATIONS AND COMPREHENSIVE
                                                                      INCOME                INCOME (LOSS) LOCATION
                                                                  ---------------     ------------------------------------
    Net unrealized investment gains (losses):
       Unrealized gains (losses)                                  $          (319)    Other net realized investment gains
       Unrealized OTTI losses - OTTI on fixed maturity securities         (16,569)    OTTI on fixed maturity securities
       Unrealized OTTI losses - OTTI on other securities                     (913)    Other net realized investment gains
                                                                  ---------------
          Unrealized investment gains (losses), before
             income tax                                                   (17,801)
       Deferred income tax benefit (expense)                                6,231
                                                                  ---------------
               Unrealized investment gains (losses), net of
                  income tax                                      $       (11,570)
                                                                  ===============

    Pension and other postretirement plans (1):
       Amortization of prior service benefit                      $          (975)    General operating expenses
       Amortization of net actuarial losses                                 1,432     General operating expenses
                                                                  ---------------
          Amortization of pension and other postretirement plan
             items, before income tax                                         457
       Deferred income tax benefit (expense)                                 (160)
                                                                  ---------------
               Amortization of pension and other postretirement
                  plan items, net of income tax                   $           297
                                                                  ===============

  (1) These accumulated other comprehensive income items are included in the computation of net periodic benefit costs. See Note 11 for further details.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(20)  OTHER COMPREHENSIVE INCOME (LOSS) (CONTINUED)

      Information regarding amounts reclassified out of each component of accumulated other comprehensive income and related tax effects at December 31, 2014 were as follows:

                                                                      AMOUNT
                                                                   RECLASSIFIED
                                                                       FROM
                                                                    ACCUMULATED
                                                                       OTHER                CONSOLIDATED STATEMENT OF
                                                                   COMPREHENSIVE          OPERATIONS AND COMPREHENSIVE
                                                                      INCOME                 INCOME (LOSS) LOCATION
                                                                  ---------------     ------------------------------------
    Net unrealized investment gains (losses):
       Unrealized gains (losses)                                  $        63,949     Other net realized investment gains
       Unrealized OTTI losses - OTTI on fixed maturity securities          (2,852)    OTTI on fixed maturity securities
       Unrealized OTTI losses - OTTI on other securities                       (7)    Other net realized investment gains
                                                                  ---------------
          Unrealized investment gains (losses), before
             income tax                                                    61,090
       Deferred income tax benefit (expense)                              (21,381)
                                                                  ---------------
               Unrealized investment gains (losses), net of
                  income tax                                      $        39,709
                                                                  ===============

    Pension and other postretirement plans (1):
       Amortization of prior service benefit                      $          (572)    General operating expenses
       Amortization of net actuarial losses                                  (118)    General operating expenses
                                                                  ---------------
          Amortization of pension and other postretirement plan
             items, before income tax                                        (690)
       Deferred income tax benefit (expense)                                  243
                                                                  ---------------
               Amortization of pension and other postretirement
                  plan items, net of income tax                   $          (447)
                                                                  ===============

    (1) These accumulated other comprehensive income items are included in the computation of net periodic benefit costs. See Note 11 for further details.

   The components of accumulated other comprehensive income and related tax effects at December 31 were as follows:

                                                                                       2015                       2014
                                                                                 ---------------             --------------
      Gross unrealized gains                                                     $       513,616             $      799,275
      Gross unrealized losses                                                           (217,979)                   (39,997)
      Gross unrealized losses - OTTI                                                       4,906                      7,035
      Adjustment to deferred policy acquisition costs                                    (40,890)                  (249,802)
      Adjustment to reserves                                                             (77,572)                  (100,290)
      Adjustment to unearned policy and contract fees                                      1,559                    107,806
      Adjustment to pension and other postretirement plans                               (11,939)                   (15,891)
                                                                                 ---------------             --------------
                                                                                         171,701                    508,136
      Deferred federal income tax expenses                                               (54,706)                  (172,326)
                                                                                 ---------------             --------------
         Net accumulated other comprehensive income                              $       116,995             $      335,810
                                                                                 ===============             ==============

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(21)  STOCK DIVIDENDS AND CAPITAL CONTRIBUTIONS

      During the year ended December 31, 2015 there were no dividends declared or paid to SFG. The Company declared and paid a cash dividend to SFG in the amount of $7,700 during the year ended December 31, 2014. During the year ended December 31, 2013 there were no dividends declared or paid to SFG.

      Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2015 statutory results, the maximum amount available for the payment of dividends during 2016 by Minnesota Life Insurance Company without prior regulatory approval is $276,640.

      For the years ended December 31, 2015, 2014 and 2013 there were no capital contributions from SFG to the Company.

(22)  COMMITMENTS AND CONTINGENCIES

      The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on consolidated operations or the financial position of the Company.

      In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies (reinsurers). To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

      The Company holds TBA securities with extended forward contract dates which represent a future commitment. As of December 31, 2015 and 2014, these securities were reported at fair value of $43,887 and $29,115, respectively.

      The Company has long-term commitments to fund alternative investments and real estate investments totaling $302,318 as of December 31, 2015. The Company estimates that $121,000 of these commitments will be invested in 2016, with the remaining $181,318 invested over the next four years.

      As of December 31, 2015, the Company had committed to originate mortgage loans totaling $192,008 but had not completed the originations.

      As of December 31, 2015, the Company had committed to purchase fixed maturity securities totaling $33,551 but had not completed the purchase transactions.

      The Company has a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for rental space in downtown St. Paul. Minimum gross rental commitments under the lease are as follows:
      2016, $11,267; 2017, $11,267; 2018, $11,267; 2019, $11,267; 2020, $11,267.
      The Company sub-leases space in downtown St. Paul. Commitments to the Company from these agreements are as follows: 2016, $633; 2017, $656; 2018, $528; 2019, $501; 2020, $403. Lease expense, net of sub-lease income, for the years ended December 31, 2015, 2014 and 2013 was $8,600, $8,755, and $8,672, respectively. The Company has lease agreements with unaffiliated companies. Income from the building leases was $149, $149 and $149 for the years ended December 31, 2015, 2014 and 2013, respectively and is reported in net investment income on the statements of operations and comprehensive income (loss). Commitments to the Company from these agreements are as follows: 2016, $159; 2017, $100; 2018, $3; 2019, $0;
      2020, $0. The Company also has long-term lease agreements with unaffiliated companies for office facilities and equipment. Minimum gross rental commitments under these leases are as follows: 2016, $4,852; 2017, $4,243; 2018, $2,932; 2019, $4,665; 2020, $4,384.

      At December 31, 2015, the Company had guaranteed the payment of $41,600 of policyholder dividends and discretionary amounts payable in 2016. The Company has pledged fixed maturity securities, valued at $56,872 to secure this guarantee. Pursuant to the Escrow Trust Account Agreement dated December 13, 1991 between Minnesota Life Insurance Company and Wells Fargo Bank, N.A., the Company pays irrevocable dividends to certain policyholders of the Company. Policyholders may choose the form in which the irrevocable dividend is applied, which include the cash payment of the dividend to the policyholder, using the dividend to purchase additional coverage or to increase the cash value of the policy. The policyholders covered by the Escrow Trust Account Agreement primarily includes owners of certain individual life insurance policies issued by the Company, but does not include all of the dividend-paying insurance policies issued by the Company.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(22)  COMMITMENTS AND CONTINGENCIES (CONTINUED)

      The Company has a 100% coinsurance agreement for its individual disability line within its Corporate business unit. Under the terms of this agreement, assets supporting the reserves transferred to the reinsurer are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. At December 31, 2015 and 2014, the assets held in trust were $528,771 and $569,688, respectively. These assets are not reflected on the accompanying consolidated balance sheets.

      Occasionally, the Company will occasionally enter into loan guarantees for general agents. Management does not consider an accrual necessary relating to these guarantees.

      In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

      In connection with the sale of a subsidiary company in 1997, the Company has guaranteed the adequacy of claim reserves transferred under the agreement for a period of 10 years subsequent to the date of transfer. To the extent that these reserves were over or under provided for, an exchange of the difference is required by the agreement. In 2008, the Company amended the agreement to extend the reserve guarantee by an additional 10 years to December 31, 2017, at which point a settlement payment/receipt will be determined. The Company expects the settlement of this agreement to be immaterial to its consolidated financial position.

      The Company has minimum compensation agreements with certain sales and employee groups, the terms of which expire at various times through 2016. Such agreements, which have been revised from time to time, provide for minimum compensation for these groups. The aggregate future minimum commitment under these agreements at December 31, 2015 and 2014 was approximately $2,487 and $3,393, respectively.

      The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2015 and 2014, this liability was $1,684 and $1,595, respectively. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $2,582 and $2,906 as of December 31, 2015 and 2014, respectively. These assets are being amortized over a five-year period.

(23)  STATUTORY ACCOUNTING PRACTICES

      The Company's insurance operations, domiciled in various states, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the regulatory authority of the state of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company's insurance operations have no material statutory accounting practices that differ from those of the state of domicile or the NAIC accounting practices. See note 21 for discussion of statutory dividend limitations.

      The Company and its insurance company subsidiary are required to meet certain minimum risk-based capital (RBC) requirements, which are imposed by the respective state of domicile. The formulas within the RBC calculation were developed by the NAIC. The RBC requirements were designed to monitor capital adequacy and to raise the level of protection for policyholders. Companies that have an RBC ratio below certain trigger points are required to take specified corrective action. The Company and its insurance company subsidiaries exceeded the minimum RBC requirements for the years ended December 31, 2015, 2014 and 2013.

      The Company's insurance operations are required to file financial statements with state and foreign regulatory authorities. The accounting principles used to prepare these statutory financial statements follow prescribed and permitted accounting principles, which differ from GAAP. On a statutory accounting basis, the Company's insurance operations reported net income of $215,860, $212,936 and $123,126 in 2015, 2014 and 2013,
      respectively. Statutory surplus of these operations was $2,766,405 and $2,600,420 as of December 31, 2015 and 2014, respectively.

(24)  SUBSEQUENT EVENTS

      The Company evaluated subsequent events through March 4, 2016, the date these financial statements were issued. There were no material subsequent events that required recognition or further disclosure in the Company's financial statements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2015
                                 (IN THOUSANDS)

                                                                                           AS SHOWN
                                                                                            ON THE
                                                                                         CONSOLIDATED
TYPE OF INVESTMENT                                      COST (2)          VALUE        BALANCE SHEET (1)
--------------------------------------------------  --------------  -----------------  -----------------
Fixed maturity securities
     U.S. government                                $      340,859  $         361,143  $         361,143
     Agencies not backed by the full faith and
       credit of the U.S. government
                                                           750,434            773,688            773,688
     Foreign governments
                                                            34,194             38,526             38,526
     Public utilities                                      765,741            793,336            793,336
     Asset-backed securities                               390,719            404,128            404,128
     Mortgage-backed securities                          3,169,174          3,291,061          3,291,061
     All other corporate fixed maturity securities       6,796,504          6,842,843          6,842,843
                                                    --------------  -----------------  -----------------
        Total fixed maturity securities                 12,247,625         12,504,725         12,504,725
                                                    --------------  -----------------  -----------------
Equity securities:
     Common stocks:
        Public utilities                                    28,614             27,007             27,007
        Banks, trusts and insurance companies              181,995            199,454            199,454
        Industrial, miscellaneous and all other            172,558            201,418            201,418
     Nonredeemable preferred stocks                         78,484             77,215             77,215
                                                    --------------  -----------------  -----------------
        Total equity securities                            461,651            505,094            505,094
                                                    --------------  -----------------  -----------------
Mortgage loans on real estate                            2,122,837             xxxxxx          2,122,837
Policy loans                                               410,997             xxxxxx            410,997
Other investments                                          317,388             xxxxxx            317,388
Alternative investments                                    596,619             xxxxxx            596,619
Derivative investments                                     218,539             xxxxxx            218,539
                                                    --------------                     -----------------
        Total                                            3,666,380             xxxxxx          3,666,380
                                                    --------------                     -----------------
Total investments                                   $   16,375,656             xxxxxx  $      16,676,199
                                                    ==============                     =================

(1) Fair value for common stocks and fixed maturity securities classified as available-for-sale.
(2) Original cost reduced by impairment write-downs for equity securities and original cost reduced by repayments and impairment write-downs and adjusted for amortization of premiums and accrual of discounts for fixed maturity securities and other investments.

See accompanying independent auditor's report.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
               SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                                 (IN THOUSANDS)

                                                     AS OF DECEMBER 31,
                             ---------------------------------------------------------------------
                                                FUTURE POLICY
                               DEFERRED            BENEFITS,                         OTHER POLICY
                                POLICY          LOSSES, CLAIMS                        CLAIMS AND
                              ACQUISITION       AND SETTLEMENT       UNEARNED          BENEFITS
SEGMENT                          COSTS           EXPENSES (1)      PREMIUMS (2)        PAYABLE
--------------------------   --------------     ---------------    -------------     -------------
2015:
   Life insurance            $    1,065,178     $     7,065,168    $     346,821     $     491,308
   Accident and
      health insurance               16,256             604,358           53,903            63,802
   Annuity                          216,872           4,992,016               26               205
                             --------------     ---------------    -------------     -------------
                             $    1,298,306     $    12,661,542    $     400,750     $     555,315
                             ==============     ===============    =============     =============

2014:
   Life insurance            $      736,625     $     6,200,251    $     199,143     $     470,683
   Accident and
      health insurance               15,208             635,083           51,460            59,802
   Annuity                          188,257           4,998,479               26               155
                             --------------     ---------------    -------------     -------------
                             $      940,090     $    11,833,813    $     250,629     $     530,640
                             ==============     ===============    =============     =============

2013:
   Life insurance            $      828,316     $     5,389,801    $     280,456     $     410,636
   Accident and
      health insurance               16,781             660,307           43,608            55,146
   Annuity                          195,581           5,175,368               33               106
                             --------------     ---------------    -------------     -------------
                             $    1,040,678     $    11,225,476    $     324,097     $     465,888
                             ==============     ===============    =============     =============

                                                                   FOR THE YEARS ENDED DECEMBER 31,
                            --------------------------------------------------------------------------------------------------------
                                                                                    AMORTIZATION
                                                                   BENEFITS,        OF DEFERRED
                                                     NET         CLAIMS, LOSSES        POLICY           OTHER
                                 PREMIUM         INVESTMENT      AND SETTLEMENT      ACQUISITION       OPERATING        PREMIUMS
SEGMENT                        REVENUE (3)         INCOME         EXPENSES (5)         COSTS           EXPENSES        WRITTEN (4)
-------------------------   ----------------   -------------   -----------------   --------------   ---------------   --------------
2015:
   Life insurance           $      2,299,337   $     458,314   $       2,140,844   $      153,963   $       852,632
   Accident and
      health insurance               339,144           9,391             128,053           11,362           185,157
   Annuity                           270,420         221,432             246,582           46,720           193,701
                            ----------------   -------------   -----------------   --------------   ---------------   --------------
                            $      2,908,901   $     689,137   $       2,515,479   $      212,045   $     1,231,490   $           --
                            ================   =============   =================   ==============   ===============   ==============
2014:
   Life insurance           $      2,112,889   $     425,261   $       1,915,329   $      146,242   $       753,805
   Accident and
      health insurance               327,307           9,284             112,251           10,414           181,813
   Annuity                           251,892         229,754             254,727           60,097           182,419
                            ----------------   -------------   -----------------   --------------   ---------------   --------------
                            $      2,692,088   $     664,299   $       2,282,307   $      216,753   $     1,118,037   $           --
                            ================   =============   =================   ==============   ===============   ==============
2013:
   Life insurance           $      1,946,559   $     385,487   $       1,785,065   $      145,658   $       680,955
   Accident and
      health insurance               256,918           9,513              95,533           10,324           137,410
   Annuity                           192,109         244,833             238,852           31,852           178,682
                            ----------------   -------------   -----------------   --------------   ---------------   --------------
                            $      2,395,586   $     639,833   $       2,119,450   $      187,834   $       997,047   $           --
                            ================   =============   =================   ==============   ===============   ==============

   (1)  Includes policy and contract account balances
   (2)  Includes unearned policy and contract fees
   (3)  Includes policy and contract fees
   (4)  Applies only to property and liability insurance
   (5) Includes interest credited to policies and contracts and policyholder dividends

See accompanying independent auditor's report.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV - REINSURANCE
                  YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013
                                 (IN THOUSANDS)

                                                                                                                       PERCENTAGE
                                                                      CEDED TO       ASSUMED FROM                       OF AMOUNT
                                                      GROSS             OTHER            OTHER           NET            ASSUMED
                                                      AMOUNT          COMPANIES        COMPANIES        AMOUNT           TO NET
                                                 ---------------   ---------------   -------------   --------------   ------------
2015:   Life insurance in force                  $ 1,150,505,390   $   346,303,049   $     838,901   $  805,041,242            0.1%
                                                 ===============   ===============   =============   ==============
        Premiums:
             Life insurance                      $     2,379,144   $       569,017   $       5,889   $    1,816,016            0.3%
             Accident and health insurance               417,503            81,230           2,871          339,144            0.8%
             Annuity                                      65,307                --              --           65,307            0.0%
                                                 ---------------   ---------------   -------------   --------------
                  Total premiums                 $     2,861,954   $       650,247   $       8,760   $    2,220,467            0.4%
                                                 ===============   ===============   =============   ==============
2014:   Life insurance in force                  $ 1,073,096,250   $   326,467,564   $     823,627   $  747,452,313            0.1%
                                                 ===============   ===============   =============   ==============
        Premiums:
             Life insurance                      $     2,155,932   $       538,929   $      31,905   $    1,648,908            1.9%
             Accident and health insurance               404,247            80,090           3,151          327,308            1.0%
             Annuity                                      63,093                --              --           63,093            0.0%
                                                 ---------------   ---------------   -------------   --------------
                  Total premiums                 $     2,623,272   $       619,019   $      35,056   $    2,039,309            1.7%
                                                 ===============   ===============   =============   ==============
2013:   Life insurance in force                  $   971,213,330   $   279,648,064   $     758,016   $  692,323,282            0.1%
                                                 ===============   ===============   =============   ==============
        Premiums:
             Life insurance                      $     1,954,717   $       482,492   $      28,737   $    1,500,962            1.9%
             Accident and health insurance               328,571            74,840           3,188          256,919            1.2%
             Annuity                                      34,325                --              --           34,325            0.0%
                                                 ---------------   ---------------   -------------   --------------
                  Total premiums                 $     2,317,613   $       557,332   $      31,925   $    1,792,206            1.8%
                                                 ===============   ===============   =============   ==============

See accompanying independent auditor's report.

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a) Audited Financial Statements of Variable Annuity Account for the year ended December 31, 2015, are included in Part B of this filing and consist of the following:

     1.   Report of Independent Registered Public Accounting Firm.

     2.   Statements of Assets and Liabilities, as of December 31, 2015.

     3.   Statements of Operations, year or period ended December 31, 2015.

     4. Statements of Changes in Net Assets, years or periods ended December 31, 2015 and 2014.

     5.   Notes to Financial Statements.


     Audited Consolidated Financial Statements and Supplementary Schedules of the Depositor, Minnesota Life Insurance Company and subsidiaries, are included in Part B of this filing and consist of the following:


     1. Report of Independent Registered Public Accounting Firm - Minnesota Life Insurance Company and Subsidiaries.

     2. Consolidated Balance Sheets - Minnesota Life Insurance Company and subsidiaries, as of December 31, 2015 and 2014.

     3. Consolidated Statements of Operations - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2015, 2014 and 2013.

     4. Consolidated Statements of Changes in Stockholder's Equity - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2015, 2014 and 2013.

     5. Consolidated Statements of Cash Flows - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2015, 2014 and 2013.

     6. Notes to Consolidated Financial Statements - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2015, 2014 and 2013.

     7. Schedule I - Summary of Investments-Other than Investments in Related Parties - Minnesota Life Insurance Company and subsidiaries, as of December 31, 2015.

     8. Schedule III - Supplementary Insurance Information - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2015, 2014 and 2013.

     9. Schedule IV - Reinsurance - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2015, 2014 and 2013.

(b)  Exhibits

     1. The Resolution of The Minnesota Mutual Life Insurance Company's Executive Committee of its Board of Trustees establishing the Variable Annuity Account previously filed on February 28, 2005 as exhibit 24(c)(1) to Registrant's Form N-4, File Number 333-111067, Post-Effective Amendment Number 1, is hereby incorporated by reference.

     2.   Not applicable.

     3. (a) The Amended and Restated Distribution Agreement between Minnesota Life Insurance Company and Securian Financial Services, Inc, previously filed on April 27, 2009, as exhibit 24(c)(3) to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 28, is hereby incorporated by reference.

          (b)  The Dealer Selling Agreement previously filed on July 2, 2002 as exhibit 24(c)(3)(b) to Variable Annuity Account's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

          (c) Variable Contract Broker-Dealer Sales Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc. and Waddell & Reed, Inc. previously filed on April 21, 2006, as exhibit 24(c)(3)(c) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 12, is hereby incorporated by reference.

     4. (a) The Flexible Payment Deferred Variable Annuity Contract, form 06-70139 previously filed on August 10, 2006 as exhibit 24(c)(4)(a) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

          (b) The Premier Death Benefit Rider, form 02-70073 previously filed on July 2, 2002 as exhibit 24(c)(4)(b) to Variable Annuity Account's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

          (c) The Highest Anniversary Value Death Benefit Rider, form 02-70075 previously filed on July 2, 2002 as exhibit 24(c)(4)(c) to Variable Annuity Account's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

          (d) The Endorsement, form MHC-82-9032 previously filed on July 2, 2002 as exhibit 24(c)(4)(e) to Variable Annuity Account's Form N-4, file Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

          (e) The Annuity Payment Endorsement, form MHC-83-9060 previously filed on May 21, 1999 as exhibit 24(c)(4)(f) to Variable Annuity Account's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

          (f) The Qualified Plan Agreement, form MHC-88-9176 Rev. 8-93 previously filed on May 21, 1999 as exhibit 24(c)(4)(g) to Variable Annuity Account's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

          (g) The Individual Retirement Annuity (IRA) Agreement, SEP, Traditional IRA and Roth-IRA, form MHC-97-9418 previously filed on May 21, 1999 as exhibit 24(c)(4)(h) to Variable Annuity Account's Form N-4, File Number 333-79409, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

          (h) The Individual Retirement Annuity SIMPLE- (IRA) Agreement, form MHC-98-9431 previously filed on May 21, 1999 as exhibit 24(c)(4)(i) to Variable Annuity Account's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

          (i) The Estate Enhancement Benefit Rider, form number 03-70085, previously filed on March 12, 2004 as exhibit 24(c)(4)(k) to Variable Annuity Account's Form N-4, File Number 333-111067, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

          (j) The Guaranteed Income Provider Benefit Rider, form number 03-70086 Rev. 8-2003, previously filed on March 12, 2004 as exhibit 24(c)(4)(l) to Variable Annuity Account's Form N-4, File Number 333-111067, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

          (k) The Guaranteed Minimum Withdrawal Benefit Rider, form number 04-70131 previously filed on December 22, 2004 as exhibit 24(c)(4)(o) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 6, is hereby incorporated by reference.

          (l) The Guaranteed Lifetime Withdrawal Benefit Rider, form number 05-70134 previously filed on July 29, 2005 as exhibit 24(c)(4)(p) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 10 is hereby incorporated by reference.

          (m) The Guaranteed Lifetime Withdrawal Benefit II - Single Rider, form 07-70149 previously filed as exhibit 24(c)(4)(m) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 2 is hereby incorporated by reference.

          (n) The Guaranteed Lifetime Withdrawal Benefit II - Joint Rider, form 07-70150 previously filed as exhibit 24(c)(4)(n) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 2 is hereby incorporated by reference.

          (o) The Guaranteed Minimum Income Benefit Rider, form 09-70165 previously filed as exhibit 24(c)(4)(o) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 8 is hereby incorporated by reference.

          (p) The Encore Lifetime Income - Single Rider, form 09-70158, previously filed on February 25, 2010 as exhibit 24(b)(4)(p) to Variable Annuity Account's form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

          (q) The Encore Lifetime Income - Joint Rider, form 09-70159, previously filed on February 25, 2010 as exhibit 24(b)(4)(q) to Variable Annuity Account's form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

          (r) The Individual Retirement Annuity Endorsement Traditional and SEP Annuity, form 09-70161, previously filed on February 25, 2010 as exhibit 24(b)(4)(r) to Variable Annuity Account's form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

          (s) The Individual Retirement Annuity Endorsement SIMPLE Annuity, form 09 70163, previously filed on February 25, 2010 as exhibit 24(b)(4)(s) to Variable Annuity Account's form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

          (t) The Individual Retirement Annuity Endorsement Roth Annuity, form 09-70164, previously filed on February 25, 2010 as exhibit 24(b)(4)(t) to Variable Annuity Account's form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.


          (u) The Ovation Lifetime Income II - Single Rider, form F.12-70227 previously filed on February 28, 2012 as Exhibit 24(b)(4)(aa) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 29 and 183 is hereby incorporated by reference.



          (v) The Ovation Lifetime Income II - Joint Rider, form F.12-70228 previously filed on February 28, 2012 as Exhibit 24(b)(4)(bb) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 29 and 183 is hereby incorporated by reference.

          (w) Endorsement, form number 14-70265, previously filed on February 26, 2015, as Exhibit 24(b)(4)(y) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment numbers 9 and 241, is hereby incorporated by reference.


     5. (a) The Variable Annuity Application, form 1CC-70296, previously filed on February 18, 2016 as exhibit 24(b)(5)(a) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 12 and 258 is hereby incorporated by reference.


     6.   Certificate of Incorporation and Bylaws.

          (a) The Restated Certificate of Incorporation previously filed on February 28, 2005 as exhibit 24(c)(6)(a) to Variable Annuity Account's Form N-4, File Number 333-111067, Post-Effective Amendment Number 1, is hereby incorporated by reference.

          (b) The Bylaws of the Depositor previously filed as Exhibit 26(f)(2) to Minnesota Life Variable Life Account's Form N-6, File Number 333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.

     7.   Not applicable.


     8. (a) Participation Agreement among Securian Funds Trust, Advantus Capital Management, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(1)(i) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233,
               Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

               (i) Shareholder Information Agreement among Securian Funds Trust and Minnesota Life Insurance Company, previously filed as
                    Exhibit 26(h)(1)(ii)to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233,Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.


          (b) Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (i) Addendum Dated May 1, 2000 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (ii) Amendment to Fund Participation Agreement between Janus
                    Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (iii) Amendment Dated December 1, 2002 to Fund Participation
                    Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(iv) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (iv) Amendment Dated March 1, 2004 to Fund Participation
                    Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, filed on April 22, 2005 as Exhibit 26(h)(2)(v) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (v) Amendment dated May 1, 2005 to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed as
                    Exhibit 26(h)(2)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

               (vi) Amendment Number Two to the Fund Participation Agreement
                    between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(8)(d)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

               (vii) Amendment Number Seven to the Fund Participation Agreement
                    between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, filed on October 4, 2007 as exhibit 24(c)(8)(b)(vii) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

               (viii) Amendment Number Eight to the Fund Participation Agreement
                    between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed as
                    Exhibit 26(h)(2)(x) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 36, on April 27, 2015, is hereby incorporated by reference.

          (c) Amended and Restated Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Minnesota Life Insurance Company, filed on April 20, 2007 as
               Exhibit 26(h)(3) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

          (d) Fund Shareholder Services Agreement between Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed as Exhibit 8(d) to Variable Annuity Account's Form N-4, File Number 811-4294, Post-Effective Amendment Number 193, on July 20, 2012, is hereby incorporated by reference.

          (e) Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed on February 26, 2003 as exhibit 24(c)(8)(v) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

               (i) First Amendment to Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as
                    Exhibit 26(i)(l)(b) to the Securian Life Variable Universal Life Account's Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

          (f) Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed on February 26, 2003 as exhibit 24(c)(8)(w) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

               (i) First Amendment to Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(2)(b) to the Securian Life Variable Universal Life Account's Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

          (g) Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(x) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

               (i) Amendment No. 1 to Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(x)(i) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

               (ii) Amendment No. 2 to Participation Agreement among Oppenheimer
                    Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(x)(ii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

               (iii) Amendment No. 3 to the Participation Agreement among
                    Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as
                    Exhibit 26(h)(7)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

               (iv) Amendment No. 4 to Participation Agreement among Oppenheimer
                    Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as
                    Exhibit 26(h)(7)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

               (v) Amendment No. 5 to Participation Agreement among Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(8)(k)(v) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

               (vi) Amendment No. 6 to Participation Agreement among Oppenheimer
                    Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, filed on October 4, 2007 as exhibit 24(c)(8)(g)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

              (vii) Amendment No. 7 to Participation Agreement by and among
                    Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company effective August 1, 2010 previously filed on April 25, 2011 as exhibit 24(c)(8)(g)(vii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

             (viii) Amendment No. 8 to Participation Agreement by and among
                    Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as
                    Exhibit 26(h)(5)(ix) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

               (ix) Amendment No. 9 to Participation Agreement by and among
                    Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as
                    Exhibit 26(h)(5)(x) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

          (h) Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(y) to Minnesota Life Variable Universal

               Life Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

               (i) Amendment No. 1 to Participation Agreement among Panorama Series Fund Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(y)(i) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

               (ii) Amendment No. 2 to Participation Agreement among Panorama
                    Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(y)(ii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

               (iii) Amendment No. 3 to Participation Agreement among Panorama
                    Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(8)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

               (iv) Amendment No. 4 to Participation Agreement among Panorama
                    Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(8)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

               (v) Amendment No. 5 to Participation Agreement among Panorama Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(8)(l)(v) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

               (vi) Amendment No. 6 to the Participation Agreement among
                    Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as
                    Exhibit 26(h)(6)(vii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

          (i) Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

               (i) Schedule A (as amended May 1, 2003 to Minnesota Life Insurance Company Participation Agreement filed on April 29, 2003 as exhibit 24(c)(8)(z)(i) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

               (ii) Amendment No. 1 to Participation Agreement among Putnam
                    Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(8)(m)(ii) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

               (iii) Amendment No. 2 to the Participation Agreement among Putnam
                    Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company filed on December 15, 2008 as exhibit 24(c)(8)(i)(iii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 17, is hereby incorporated by reference.


               (iv) Third Amendment to Supplement to Participation Agreement
                    among Putnam Variable Trust, Putnam Retail Management Limited Partnership and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(i)(iv) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

                (v) Fourth Amendment to Participation Agreement among Putnam
                    Variable Trust, Putnam Retail Management Limited Partnership and Minnesota Life Insurance Company, previously filed on April 27, 2015 as exhibit 24(b)8(h)(v) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.

           (j) Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(10)(i) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

               (i) Schedule A as amended May 1, 2003 to the Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(10)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

               (ii) Amendment No. 1 to the Participation Agreement dated March
                    4, 2002, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(10)(iii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

               (iii) Amendment No. 2 to the Participation Agreement dated March
                    2, 2002, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(10)(iv) to Minnesota Life

                    Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

               (iv) Amendment No. 3 to Participation Agreement by and among AIM
                    Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(8)(n)(iv) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.


                (v) Amendment No. 4 to Participation Agreement by and among AIM
                    Variable Insurance Funds, A I M Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc. effective April 30, 2010 previously filed on April 25, 2011 as exhibit 24(c)(8)(j)(v) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.


          (k) Shareholder Services Agreement among American Century Investment Services, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(11) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

               (i) Amendment No. 1 to Shareholder Services Agreement between Minnesota Life Insurance Company and American Century Investments, Inc., previously filed as Exhibit 26(h)(11)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

               (ii) Amendment No. 2 to Shareholder Services Agreement between
                    Minnesota Life Insurance Company and American Century Investment Services, Inc., filed on October 4, 2007 as exhibit 24(c)(8)(k)(ii) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

               (iii) Amendment No. 3 to Shareholder Services Agreement between
                    Minnesota Life Insurance Company and American Century Investment Services, Inc., previously filed as
                    Exhibit 26(h)(9)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 36, on April 27, 2015, is hereby incorporated by reference.

               (iv) Amendment No. 4 to Shareholder Services Agreement between
                    Minnesota Life Insurance Company and American Century Investment Services, Inc., previously filed as
                    Exhibit 26(h)(9)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 36, on April 27, 2015, is hereby incorporated by reference.

           (l) Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(13)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

               (i) Amendment No. 1 to the Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(13)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

               (ii) Amendment No. 2 to the Participation Agreement among MFS
                    Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(13)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

               (iii) Amendment No. 3 to Participation Agreement among MFS
                    Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

               (iv) Amendment No. 4 to Participation Agreement among MFS
                    Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

               (v) Letter dated December 7, 2005 amending Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

               (vi) Amendment No. 5 to Participation Agreement among MFS
                    Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(8)(p)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.


              (vii) Fee letter dated September 1, 2010 referencing the
                    Participation Agreement by and among the MFS Variable Insurance Trust, Minnesota Life Insurance and Massachusetts Financial Services Company previously filed on April 25, 2011 as exhibit 24(c)(8)(l)(vii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

             (viii) Amendment No. 6 to Participation Agreement by and among MFS
                    Variable Insurance Trust, Minnesota Life Insurance Company and Massachusetts Financial Services Company effective September 1, 2010 previously filed on April 25, 2011 as exhibit 24(c)(8)(l)(viii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

               (ix) Amendment No. 7 to Participation Agreement by and among MFS
                    Variable Insurance Trust, Minnesota Life Insurance Company, and Massachusetts Financial Services Company, previously filed on April 27, 2015 as exhibit 26(h)(6)(xi) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 7, is hereby incorporated by reference.

                (x) Amendment No. 8 to Participation Agreement by and among MFS
                    Variable Insurance Trust, Minnesota Life Insurance Company, and Massachusetts Financial Services Company, previously filed on April 27, 2015 as exhibit 26(h)(6)(xii) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 7, is hereby incorporated by reference.

          (m) Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(14)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

               (i) Amendment to Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(14)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

               (ii) Amendment No. 2 to Participation Agreement between Franklin
                    Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(14)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

               (iii) Amendment No. 3 to Participation Agreement between Franklin
                    Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(14)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

               (iv) Amendment No. 4 to Participation Agreement among Franklin
                    Templeton Variable Insurance Products Trust,
                    Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(14)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

               (v) Amendment No. 5 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(8)(q)(v) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

               (vi) Amendment No. 6 to Participation Agreement among Franklin
                    Templeton Variable Insurance Products Trust,
                    Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company, filed on October 4, 2007 as exhibit 24(c)(8)(m)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.


              (vii) Amendment to Participation Agreement by and among Franklin
                    Templeton Variable Insurance Products Trust,
                    Franklin/Templeton Distributors, Inc. Minnesota Life Insurance Company and Securian Financial Services, Inc. effective August 16, 2010 previously filed on April 25, 2011 as exhibit 24(c)(8)(m)(vii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.


             (viii) Amendment No. 7 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(x) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

              (ix) Participation Agreement Addendum dated May 1, 2012 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(xi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

               (x) Amendment No. 8 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(xii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

               (xi) Amendment No. 10 to Participation Agreement dated May 1,
                    2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(xiii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

          (n) Waddell & Reed Target Funds, Inc. Participation Agreement, previously filed on February 19, 2004 as exhibit 27(h)(15) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-109853, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (i) Amendment Number One to the Target Funds Participation Agreement among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc., previously filed as
                    Exhibit 26(h)(15)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

               (ii) Second Amendment to the Target Funds Participation Agreement
                    among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc., previously filed on February 27, 2009 as Exhibit 24(c)(8)(n)(ii) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 6, is hereby incorporated by reference.


              (iii) Third Amendment to Target Funds Participation Agreement
                    among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(n)(iii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

               (iv) Fourth Amendment to Ivy Funds Variable Insurance Portfolios
                    Participation Agreement (Excludes Products Sold Through W&R Distribution System) among Minnesota Life Insurance Company, Waddell & Reed, Inc., and Ivy Funds Variable Insurance Portfolios, previously filed as Exhibit 26(h)(13)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

          (o) Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc., and Minnesota Life Insurance Company previously filed on April 29, 2003 as Exhibit 24 (c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

               (i) Amendment Number one to the Agreement between Van Kampen Asset Management, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(s)(i) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

               (ii) Amendment Number Two to Participation Agreement among
                    Minnesota Life Insurance Company, Van Kampen Life Investment Trust, Van Kampen Funds, Inc. and Van Kampen Asset Management previously filed on April 27, 2010 as exhibit 26(h)(15)(iii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 30, is hereby incorporated by reference.

          (p) Shareholder Information Agreement between Advantus Series Fund, Inc. and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(l)(iv) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17 is hereby incorporated by reference.

          (q) Rule 22c-2 Shareholder Information Agreement between Janus Capital Management, LLC, Janus Services LLC, Janus Distributors LLC, Janus Aspen Series and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(2)(viii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

          (r) Shareholder Information Agreement among Ivy Funds Distributor, Inc., Waddell & Reed, Inc. and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(5)(iii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

          (s) Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(s) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

          (t) Shareholder Information Agreement between American Century Investment Services, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(t) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

          (u) Rule 22c-2 Agreement between Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(u) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

          (v) Rule 22c-2 Shareholder Information Agreement between MFS Fund Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(v) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

          (w) Shareholder Information Agreement Under Rule 22c-2 of the Investment Company Act of 1940 among OppenheimerFunds Services, OppenheimerFunds Distributor, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(w) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

          (x) Rule 22c-2 Agreement among Putnam Fiduciary Trust Company, Putnam Retail Management Limited Partnership and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(x) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

          (y) Van Kampen Life Investment Trust Shareholder Information Agreement among Van Kampen Funds Inc., Van Kampen Life Investment Trust, and Minnesota Life Insurance Agreement previously filed on September 6, 2007 as exhibit 24(c)(8)(y) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

          (z) Participation Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc., and AllianceBernstein Investments, Inc., filed on October 4, 2007 as exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

               (i) Amendment Number One to Participation Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. previously filed on April 27, 2010 as exhibit 26(h)(21)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 30, is hereby incorporated by reference.

               (ii) Amendment Number Two to Participation Agreement among
                    Minnesota Life Insurance Company, Securian Financial Services, Inc., AllianceBernstein L.P., and AllianceBernstein Investments, Inc., previously filed as
                    Exhibit 26(h)(21)(iii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

          (aa) Fund Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, Alps Advisers, Inc. and Alps Distributors, Inc., filed on October 4, 2007 as exhibit 24(c)(8)(aa) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

               (i) Amendment Number One to the Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisers, Inc. and ALPS Distributors, Inc. previously filed on February 25, 2010 as exhibit 24(b)(8)(aa)(i) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

               (ii) Amendment Number Two to Participation Agreement among
                    Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc. previously filed on April 27, 2010 as exhibit 26(h)(18)(iii) to Minnesota Life Variable Life Account Form N-6, File Number 33-3233, Post-Effective Amendment Number 30, is hereby incorporated by reference.

              (iii) Amendment Number Three to Participation Agreement among
                    Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust; ALPS Advisors, Inc. and ALPS Distributors, Inc., previously filed as Exhibit 26(h)(18)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number
                    35 on April 25, 2014, is hereby incorporated by reference.

               (iv) Amendment Number Four to Participation Agreement among
                    Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc., previously filed as Exhibit 26(h)(18)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

               (v) Amendment Number Five to Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc., previously filed as Exhibit 26(h)(18)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number
                    35 on April 25, 2014, is hereby incorporated by reference.

          (bb) Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., Morgan Stanley Investment Management Inc., and Minnesota Life Insurance Company, filed on October 4, 2007 as exhibit 24(c)(8)(bb) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

               (i) Amendment Number One to Participation Agreement among Minnesota Life Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management Inc. previously filed on April 27, 2010 as exhibit 26(h)(17)(ii) to Minnesota Life Variable LIfe Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 30, is hereby incorporated by reference.

               (ii) Second Amendment to Participation Agreement among Minnesota
                    Life Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management Inc., previously filed on April
                    27, 2105 as exhibit 24(b)8(y)(ii) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.

              (iii) Third Amendment to Participation Agreement among Minnesota
                    Life Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management Inc., previously filed on April
                    27, 2015 as exhibit 24(b)8(y)(iii) to Variable Annuity Account's Form N-4,File Number 333-182763, Post-Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.

          (cc) Fund Participation Agreement among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc. and Minnesota Life Insurance Company previously filed as exhibit 24(c)(8)(cc) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 8 is hereby incorporated by reference.


          (dd) Selling Agreement for Advisor Class Shares of PIMCO Variable Insurance Trust between Allianz Global Investors Distributors LLC and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(dd) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

               (i) Amendment to Selling Agreement between Minnesota Life Insurance Company, and PIMCO Investment LLC, previously filed as Exhibit 26(h)(22)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

          (ee) PIMCO Services Agreement Advisor Class Shares of PIMCO Variable Insurance Trust between Pacific Investment Management Company LLC and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(ee) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

               (i) Amendment No. 1 to PIMCO Services Agreement for Advisor Class Shares of PIMCO Variable Insurance Trust Effective
                    May 1, 2013, previously filed as Exhibit 26(h)(22)(vii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

          (ff) Participation Agreement among Minnesota Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC previously filed on April 25, 2011 as exhibit 24(c)(8)(ff) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 26 and 171, is hereby incorporated by reference.

               (i) Termination, New Agreements and Amendments Relating to
                   Intermediary Agreements for PIMCO Variable Insurance Trust among Allianz Global Investors Distributors LLC, PIMCO Investments LLC and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(22)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

              (ii) Amendment to Participation Agreement among Minnesota Life
                   Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Investments LLC, previously filed as Exhibit 26(h)(22)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

             (iii) Second Amendment to the Participation Agreement by and among
                   PIMCO Investments LLC, PIMCO Variable Insurance Trust, and Minnesota Life Insurance Company, previously filed on April 27, 2015 as exhibit 26(h)(8)(viii) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 7, is hereby incorporated by reference.

          (gg) Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(gg) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

               (i) Amendment to Participation Agreement between Goldman Sachs Variable Insurance Trust and Minnesota Life Insurance Company previously filed as Exhibit 8(dd)(i) to Variable Annuity Account's Form N-4, File Number 811-4294, Post-Effective Amendment Number 193, on July 20, 2012, is hereby incorporated by reference.

               (ii) Second Amendment to Participation Agreement among Goldman
                    Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Minnesota Life Insurance Company, previously filed as
                    Exhibit 26(h)(23)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

               (iii)Third Amendment to Participation Agreement among Goldman
                    Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Minnesota Life Insurance Company, previously filed as
                    Exhibit 26(h)(23)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

          (hh) Administrative Services Agreement between Goldman Sachs Asset Management, L.P. and Minnesota Life Insurance company previously filed on April 25, 2011 as exhibit 24(c)(8)(hh) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

               (i) Amendment to Administrative Services Agreement Between Goldman Sachs Asset Management, L.P. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(23)(vii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment 34, on April 24, 2013, is hereby incorporated by reference.

          (ii) Services Agreement between Goldman, Sachs & Co. and Minnesota Life Insurance Company, previously filed on April 25, 2011 as exhibit 24(c)(8)(ii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

          (jj) Fund Participation and Service Agreement among Minnesota Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and American Funds Insurance Series previously filed on April 25, 2011 as exhibit 24(c)(8)(jj) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

               (i) Amendment No. 1 to Fund Participation and Service Agreement among Minnesota Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and American Funds Insurance Series, previously filed as Exhibit 26(h)(24)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on
                    April 25, 2014, is hereby incorporated by reference.

               (ii) Second Amendment to the Business Agreement by and among
                    Minnesota Life Insurance Company, Securian Financial Services, Inc., American Funds Distributors, Inc., and Capital Research and Management Company, previously filed as
                    Exhibit 26(h)(24)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 36, on April 27, 2015, is hereby incorporated by reference.

          (kk) Business Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc., American Funds Distributors, Inc. and Capital Research and Management Company previously filed on April 25, 2011 as exhibit 24(c)(8)(kk) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

          (ll) American Funds Rule 22c-2 Agreement among American Funds Service Company and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(ll) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

          (mm) Distribution and Shareholder Services Agreement dated March 9, 2012 between Northern Lights Variable Trust and Minnesota Life Insurance Company, previously filed on April 27, 2012 as Exhibit 24(c)(8)(mm)to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 15 and 192, is hereby reference.

          (nn) Fund Participation Agreement dated March 12, 2012 among Northern Lights Variable Trust, Minnesota Life Insurance Company,
               Northern Lights Distributors, LLC and ValMark Advisers, Inc., previously filed on April 27, 2012 as Exhibit 24(c)(8)(nn) to Variable Annuity Account's Form N-4, File Number 333-136242, Post -Effective Amendment Numbers 15 and 192, is hereby incorporated by reference.

               (i) First Amendment to the Participation Agreement among Northern Lights Variable Trust, Northern Lights Distributors, LLC, Valmark Advisers, Inc., and Minnesota Life Insurance Company dated October 8, 2012, previously filed on April 25, 2014 as exhibit 24(c)(8)(kk)(i) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 5 and 226, is hereby incorporated by reference.

               (ii) Second Amendment to the Participation Agreement among
                    Northern Lights Variable Trust, Northern Lights Distributors, LLC, ValMark Advisers, Inc., and Minnesota Life Insurance Company dated March 12, 2012 as authorized November 5, 2013, previously filed on April 25, 2014 as exhibit 24(c)(8)(kk)(ii) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 5 and 226, is hereby incorporated by reference.

          (oo) Participation Agreement among Minnesota Life Insurance Company, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Fund Adviser, LLC and Legg Mason Investor Services, LLC., previously filed on April 27, 2015 as exhibit 24(b)8(mm) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.

          (pp) Administrative Services Agreement between Minnesota Life Insurance Company and Legg Mason Investor Services, LLC., previously filed on April 27, 2015 as exhibit 24(b)8(nn) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.

     9.   Opinion and consent of Michael P. Boyle, Esq.

     10.  Opinion and consent of KPMG LLP.

     11.  Not applicable.

     12.  Not applicable.


     13. Minnesota Life Insurance Company Power of Attorney to sign Registration Statements.

ITEM 25. DIRECTORS AND OFFICERS OF THE MINNESOTA LIFE INSURANCE COMPANY

NAME AND PRINCIPAL                 POSITION AND OFFICES
BUSINESS ADDRESS                   WITH MINNESOTA LIFE
----------------                   ---------------------------------------------
Brian C. Anderson                  Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Eric J. Bentley                    Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Michael P. Boyle                   Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Mary K. Brainerd                   Director
HealthPartners
8170 33rd Avenue South
Bloomington, MN  55425

John W. Castro                     Director
898 Glouchester St
Boca Raton, FL 33487

Gary R. Christensen                 Director, Attorney-in-Fact,
Minnesota Life Insurance Company    Senior Vice President,
400 Robert Street North             General Counsel and Secretary
St. Paul, MN 55101

Susan L. Ebertz                    Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Robert J. Ehren                    Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Julio A. Fesser                    Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Craig J. Frisvold                  Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Sara H. Gavin                      Director
Weber Shandwick Minneapolis
8000 Norman Center Drive
Suite 400
Bloomington, MN  55437

Eric B. Goodman                    Director
101 North 7th St
Suite 202
Louisville, KY 40202

Christopher M. Hilger              President, CEO and Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101


John H. Hooley                     Director
4623 McDonald Drive Overlook
Stillwater, MN   55082

Daniel H. Kruse                    Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

David J. LePlavy                   Senior Vice President, Treasurer
Minnesota Life Insurance Company   and Controller
400 Robert Street North
St. Paul, MN  55101

Jean Delaney Nelson                Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Maria H. O'Phelan                  Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Kathleen L. Pinkett                Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101


Daniel P. Preiner                  Director of Corporate Compliance
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101


Trudy A. Rautio                    Director
Carlson
701 Carlson Parkway
Minnetonka, MN  55305-8215

Robert L. Senkler                  Chairman and Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Bruce P. Shay                      Director and Executive Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101





Loyall E. Wilson                   Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Warren J. Zaccaro                  Director, Executive Vice President
Minnesota Life Insurance Company   and Chief Financial Officer
400 Robert Street North
St. Paul, MN  55101

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

     Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

     Securian Financial Group, Inc. (Delaware)
     Capitol City Property Management, Inc.

     Robert Street Property Management, Inc.

Wholly-owned subsidiaries of Securian Financial Group, Inc.:


     Minnesota Life Insurance Company
     Securian Financial Network, Inc.
     Securian Ventures, Inc.
     Advantus Capital Management, Inc.
     Securian Financial Services, Inc.
     Securian Casualty Company
     Capital Financial Group, Inc. (Maryland)
     H. Beck, Inc. (Maryland)
     Ochs, Inc.
     Lowertown Capital, LLC


Wholly-owned subsidiaries of Minnesota Life Insurance Company:


     Personal Finance Company LLC (Delaware)
     Enterprise Holding Corporation
     Allied Solutions, LLC (Indiana)
     Securian Life Insurance Company
     American Modern Life Insurance Company
     Marketview Properties, LLC (MN)
     Marketview Properties II, LLC (MN)
     Marketview Properties IV, LLC (MN)
     Marketview Properties III, LLC (MN)
     Securian AAM Holdings, LLC


Majority-Owned subsidiary of Securian AAM Holdings, LLC:

     Asset Allocation & Management Company, L.L.C.

Wholly-owned subsidiaries of Enterprise Holding Corporation:


     Oakleaf Service Corporation
     MIMLIC Funding, Inc.
     MCM Funding 1997-1, Inc.
     MCM Funding 1998-1, Inc.


Wholly-owned subsidiary of American Modern Life Insurance Company:

     Southern Pioneer Life Insurance Company


Open-end registered investment company offering shares to separate accounts of Minnesota Life Insurance Company and Securian Life Insurance Company:


     Securian Funds Trust


Majority-owned subsidiary of Securian Financial Group, Inc.:

     Securian Trust Company, N.A.

Fifty percent-owned subsidiary of Enterprise Holding Corporation:

     CRI Securities, LLC

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

ITEM 27. NUMBER OF CONTRACT OWNERS



As of June 2, 2016 the number of holders of securities of this class were as follows:




                                  Number of
Title of Class                 Record Holders
--------------                 --------------
Variable Annuity                    548
Contracts-MultiOption Legend



ITEM 28. INDEMNIFICATION

The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and Variable Annuity Account pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and Variable Annuity Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and Variable Annuity Account of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and Variable Annuity Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and Variable Annuity Account will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Securian Financial Services, Inc. currently acts as a principal underwriter for the following investment companies:
          Variable Fund D Variable Annuity Account
          Minnesota Life Variable Life Account

          Minnesota Life Individual Variable Universal Life Account

          Minnesota Life Variable Universal Life Account
          Securian Life Variable Universal Life Account

DIRECTORS AND OFFICERS OF UNDERWRITER

Name and Principal
Business Address                    Positions and Offices with Underwriter
------------------                  --------------------------------------------
George I. Connolly                  President, Chief
Securian Financial Services, Inc.   Executive Officer and
400 Robert Street North             Director
St. Paul, MN 55101


Gary R. Christensen                 Director
Minnesota Life
Insurance Company
400 Robert Street North
St. Paul, MN 55101


Warren J. Zaccaro                   Director
Minnesota Life
Insurance Company
400 Robert Street North
St. Paul, MN  55101

Loyall E. Wilson                    Senior Vice President, Chief
Securian Financial Services, Inc.   Compliance Officer and
400 Robert Street North             Secretary
St. Paul, MN 55101

Peter G. Berlute                    Vice President-Business Operations
Securian Financial Services, Inc.   and Treasurer
400 Robert Street North
St. Paul, MN  55101

Suzanne M. Chochrek                 Vice President-Business and Market
Securian Financial Services, Inc.   Development
400 Robert Street North
St. Paul, MN 55101


Jeffrey D. McGrath
Securian Financial Services, Inc.   Vice President
400 Robert Street North
St. Paul, MN 55101


     (c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


Name of               Net Underwriting   Compensation on
Principal               Discounts and      Redemption or     Brokerage       Other
Underwriter              Commissions      Annuitization    Commissions   Compensation
-----------           ----------------   ---------------   -----------   ------------
Securian Financial,
   Services Inc.      $     47,222,709        --            --            --


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101-2098.

ITEM 31. MANAGEMENT SERVICES

None.

ITEM 32. UNDERTAKINGS

     (a) Minnesota Life Insurance Company hereby represents that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Minnesota Life Insurance Company hereby represents that it will include as part of the prospectus, a toll-free number and a written communication included within the prospectus, that allows an applicant to call or write to request a Statement of Additional Information.

     (c) Minnesota Life Insurance Company hereby represents that it will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.


     (d) Minnesota Life Insurance Company hereby represents that, as to the variable annuity contract which is the subject of this Registration Statement, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Minnesota Life Insurance Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant, Variable Annuity Account certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and that it has caused this Registration Statement to be signed on its behalf in the City of St. Paul and the State of Minnesota on the 27th day of June, 2016.


                                        VARIABLE ANNUITY ACCOUNT
                                        (Registrant)


                                        By: MINNESOTA LIFE INSURANCE COMPANY
                                            (Depositor)


                                        By /s/ Christopher M. Hilger
                                           -------------------------------------
                                           Christopher M. Hilger
                                           President and Chief Executive Officer


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, Minnesota Life Insurance Company certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and that it has caused this Registration Statement to be signed on its behalf in the City of Saint Paul, and the State of Minnesota, on the 27th day of June, 2016.


                                       MINNESOTA LIFE INSURANCE COMPANY


                                        By /s/ Christopher M. Hilger
                                           -------------------------------------
                                           Christopher M. Hilger
                                           President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.


Signature                                               Title                         Date
---------                               -------------------------------------  ------------------
/s/ Christopher M. Hilger               President and Chief Executive Officer  June 27, 2016
-------------------------------------
Christopher M. Hilger


*                                       Chairman of the Board
-------------------------------------
Robert L. Senkler


                                        Director
-------------------------------------
Mary K. Brainerd


*                                       Director
-------------------------------------
John W. Castro


*                                       Director
-------------------------------------
Gary R. Christensen


*                                       Director
-------------------------------------
Sara H. Gavin


*                                       Director
-------------------------------------
Eric B. Goodman


*                                       Director
-------------------------------------
John H. Hooley

*                                       Director
-------------------------------------
Trudy A. Rautio


*                                       Director
-------------------------------------
Bruce P. Shay


*                                       Director
-------------------------------------
Warren J. Zaccaro


/s/ Warren J. Zaccaro                   Executive Vice President and Chief      June 27, 2016
-------------------------------------   Financial Officer (chief financial
Warren J. Zaccaro                       officer)


/s/ Warren J. Zaccaro                   Executive Vice President and Chief      June 27, 2016
-------------------------------------   Financial Officer (chief accounting
Warren J. Zaccaro                       officer)


/s/ David J. LePlavy                    Senior Vice President, Treasurer and    June 27, 2016
 -------------------------------------   Controller (treasurer)
David J. LePlavy


/s/ Gary R. Christensen                 Director, Attorney-in-Fact, Senior      June 27, 2016
-------------------------------------   Vice President, General Counsel
Gary R. Christensen                     and Secretary



* Pursuant to power of attorney dated June 13, 2016, a copy of which is filed herewith.

                                  EXHIBIT INDEX


EXHIBIT NUMBER                        DESCRIPTION OF EXHIBIT
--------------   ---------------------------------------------------------------
9.               Opinion and consent of Michael P. Boyle, Esq.

10.              Opinion and consent of KPMG LLP.

13. Minnesota Life Insurance Company Power of Attorney to sign Registration Statements.